UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2007

Date of reporting period: January 1, 2007 — June 30, 2007

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Semiannual report for
Putnam Variable Trust

FOR THE 6 MONTHS ENDED JUNE 30, 2007 (Unaudited)

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the Hartford Capital Manager subaccounts.

We are also pleased to announce that Marsh & McLennan Companies, Inc. recently completed the sale of its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco is a financial services holding company with operations in Canada, the United States, and Europe and is a member of the Power Financial Corporation group of companies. With this sale, Putnam becomes part of a successful organization with a long-standing commitment to high-quality investment management and financial services. The change in ownership is not expected to affect the Hartford Capital Manager subaccounts, their underlying Putnam funds, the way Putnam manages money, or the funds’ management teams.

During the transition, Putnam President and Chief Executive Officer Ed Haldeman, a Trustee of the Putnam Funds since 2004, was named President of the Funds, assuming this role from George Putnam, III. This change, together with the closing of the transaction with Great-West Lifeco, enabled George Putnam to become an independent Trustee of the Putnam Funds. Both George and Ed will continue serving on the Board of Trustees, and the Trustees will continue to oversee the Putnam funds on behalf of shareholders and variable annuity contract holders alike.

Report from Putnam Management

Although each calendar year from 2003 through the first half of 2007 has been marked by the simultaneous appreciation of nearly every asset class, Putnam Management believes investors should consider this a fortuitous coincidence rather than a long-term positive change. Aware that such a benign environment cannot last forever, Putnam Management has been on the lookout for any signal that could suggest an end to these benign conditions. The sharp rise in long-term government bond yields in May and June may prove to be such a signal.

The shift in yields involves another unusual circumstance of the past few years: Long-term government bond yields had stayed stubbornly low, despite persistent tightening by the Federal Reserve (the Fed) and a booming world economy, which normally would have driven yields higher. Putnam Management believes this situation, dubbed the “Greenspan Conundrum” in the financial press, has recently ended, in part because major overseas buyers of long-term U.S. bonds, such as China, which have massive current account surpluses, appear to be diversifying their investments. Indeed, waning demand for government bonds in recent months caused the yield on the 10-year Treasury to rise dramatically. In Putnam Management’s opinion, should this event be recognized as a turning point in the bond market, it may well indicate that the favorable conditions that allowed all asset classes to appreciate at the same time have drawn to a close — a possibility that has shaped the team’s outlook on performance potential for the second half of 2007.

Asset classes in general are expected to have a less-supportive liquidity environment, as it appears the subprime mortgage problems have begun to cause a decrease in credit creation. (Subprime mortgages are loans made to higher-risk borrowers, and a slowing housing market precipitated rising delinquencies for these loans during this period.) While in Putnam Management’s view, diminished liquidity also indicates a less supportive environment for credit sectors (lower-rated, higher-yielding corporate bonds), specifically, very attractive investment opportunities could be created as excesses associated with the subprime mortgage area are unwound, troubled players are forced to liquidate and alert investors are able to buy bonds at attractive discounts.

With respect to stocks, though volatility may increase, management expects markets to show resilience because the main drivers of performance, namely continued global economic growth, high rates of corporate profitability, and reasonable valuations, remain in place. Putnam Management believes the investment strategy implication of this transition is not to abandon stocks, but to rebalance. Market leadership appears likely to shift from small-cap to large-cap companies, and non-U.S. markets, particularly in Asia, may offer more attractive opportunities than in recent months. From a sector perspective, Putnam Management expects that secular forces will continue to argue for strength in the energy, agricultural, and infrastructure-related areas.

Regarding fixed-income markets, Putnam Management continues to find value among short-term bonds, as yields in this sector are currently attractive relative to inflation. With longer-term rates moving higher, management believes long-term government bonds may soon become more attractive. The team expects to favor high-quality bonds over those from the lower-rated sectors. Finally, Putnam Management continues to see opportunities for investors in so-called “alpha strategies,” which utilize skills in active stock selection, fixed-income sector rotation, and currency management. Management believes the use of these active strategies is likely to grow in importance.

EQUITIES

► United States Despite some modest losses toward the end of the semiannual period, the U.S. stock market delivered robust returns in the first half of 2007. Stocks fell in June as bond yields rose sharply, returning the Treasury yield curve to a more normal shape, with a positive slope. Putnam Management expects stocks to remain resilient until the competition from bond yields becomes more formidable; until then, team members believe any correction is likely to be short-lived.

► International Interestingly, the recent positive performance of developed and emerging markets has been comparable. However, Putnam Management continues to favor stocks from developed markets, and believes that this similar performance potential will continue only if the current benign conditions are not displaced; in the event of a market correction, emerging markets face greater risk of declines. Within developed markets, leadership from core European economies is still anticipated and also, eventually, from Japan, as economic recovery progresses in that country.

FIXED INCOME

► United States Interest rates, volatility, and credit spreads (i.e., the difference in yield between higher-quality and lower-rated bonds) are all on the rise after staying atypically low for the past few years. Having resumed its normal upward slope, the yield curve, in Putnam Management’s view, has steepened on inflation concerns and on expectations of a rebound in U.S. economic growth by year-end. Although the yield premium of investment-grade and high-yield corporate bonds over risk-free U.S. Treasuries has widened, partly on spillover weakness from subprime mortgages, in the team’s opinion, high-yield bonds are inadequately compensating investors for taking on the additional credit risk they carry. In addition, subprime mortgage woes appear to currently be reflected in structured-credit debt prices. However, the ultimate fallout for holders of structured-credit debt — for example, whether there will be forced liquidations — is still

Report from Putnam Management (Continued)

unclear. Within Putnam portfolios, exposure to subprime mortgages is minimal, and the sector is being monitored for fallout-related investment opportunities.

► International Trends in overseas markets have been similar to those in the United States, with interest rates and risk spreads on the ascent. The economies of Europe and Japan are growing faster than that of the United States, but their central banks have recently been somewhat more aggressive than the Fed in taking steps to ward off inflation. Therefore, Putnam Management currently prefers heavier tactical allocations to Europe and to Japan versus the U.S. market in its global portfolios. Recently, spreads of emerging-market debt have widened slightly, but remain very low; management currently maintains a neutral stance in this sector. Regarding currency, Putnam Management favors the Australian and U.S. dollars, and has a more negative outlook for the Japanese yen.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change. Past performance is not a guarantee of future results.

PERFORMANCE SUMMARY

Total return at net asset value (as of 6/30/07)
	Inception			5 years		10 years		Life
Putnam VT — Class IA shares	Date	6 months	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized

American Government Income Fund	2/1/00	1.50%	6.07%	17.64%	3.30%	—	—	46.07%	5.24%
Capital Appreciation Fund	9/29/00	7.36	17.77	73.57	11.66	—	—	14.55	2.03
Capital Opportunities Fund	5/1/03	10.16	19.20	—	—	—	—	116.94	20.43
Discovery Growth Fund	9/29/00	12.15	21.22	66.83	10.78	—	—	–32.60	–5.67
Diversified Income Fund	9/15/93	2.18	8.01	55.16	9.18	72.29	5.59	123.92	6.02
Equity Income Fund	5/1/03	8.00	23.48	—	—	—	—	85.45	15.98
The George Putnam Fund of Boston	4/30/98	4.44	15.25	47.64	8.10	—	—	62.51	5.44
Global Asset Allocation Fund	2/1/88	5.12	14.94	56.26	9.34	74.35	5.72	411.40	8.77
Global Equity Fund	5/1/90	13.86	30.23	103.16	15.23	83.88	6.28	305.20	8.49
Growth and Income Fund	2/1/88	6.47	20.13	65.63	10.62	92.23	6.75	724.87	11.48
Growth Opportunities Fund	2/1/00	4.69	15.37	34.31	6.08	—	—	–43.86	–7.49
Health Sciences Fund	4/30/98	4.58	12.47	46.13	7.88	—	—	46.57	4.26
High Yield Fund	2/1/88	3.86	11.71	71.22	11.36	70.48	5.48	363.64	8.22
Income Fund	2/1/88	1.46	7.20	25.34	4.62	68.24	5.34	264.90	6.90
International Equity Fund	1/2/97	11.34	29.25	105.81	15.53	172.97	10.56	215.83	11.58
International Growth and Income Fund	1/2/97	11.04	28.54	129.48	18.07	170.19	10.45	212.61	11.48
International New Opportunities Fund	1/2/97	13.91	29.59	127.20	17.84	106.76	7.53	130.95	8.30
Investors Fund	4/30/98	5.43	19.22	70.40	11.25	—	—	34.55	3.29
Mid Cap Value Fund	5/1/03	9.98	20.08	—	—	—	—	113.47	19.96
Money Market Fund[1]	2/1/88	2.47	5.01	12.84	2.45	41.94	3.56	134.99	4.50
New Opportunities Fund	5/2/94	7.40	16.62	67.18	10.82	61.04	4.88	206.05	8.87
New Value Fund	1/2/97	7.44	20.63	84.92	13.08	145.10	9.38	174.26	10.09
OTC & Emerging Growth Fund	4/30/98	16.12	24.56	80.42	12.53	—	—	–13.23	–1.54
Research Fund	9/30/98	7.77	18.17	56.65	9.39	—	—	62.87	5.73
Small Cap Value Fund	4/30/99	7.66	17.81	104.94	15.43	—	—	222.67	15.42
Utilities Growth and Income Fund	5/4/92	10.01	33.16	109.46	15.94	120.23	8.22	303.45	9.64
Vista Fund	1/2/97	6.95	11.19	73.91	11.70	83.15	6.24	102.19	6.94
Voyager Fund	2/1/88	4.33	14.51	36.02	6.35	64.57	5.11	653.60	10.97

During portions of the periods shown, all funds limited expenses, without which returns would have been lower.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance information that reflects the charges and expenses at your contract level.

1 Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

PERFORMANCE SUMMARY

Total return at net asset value (as of 6/30/07)
	Inception			5 years		10 years		Life
Putnam VT — Class IB shares	Date	6 months	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized

American Government Income Fund	2/1/00	1.32%	5.70%	16.08%	3.03%	—	—	43.54%	4.99%
Capital Appreciation Fund	9/29/00	7.26	17.35	71.50	11.39	—	—	12.67	1.78
Capital Opportunities Fund	5/1/03	10.01	18.87	—	—	—	—	114.66	20.12
Discovery Growth Fund	9/29/00	11.99	20.98	64.51	10.47	—	—	–33.70	–5.90
Diversified Income Fund	4/6/98	2.10	7.74	53.29	8.92	68.44	5.35	117.60	5.80
Equity Income Fund	5/1/03	7.88	23.16	—	—	—	—	83.59	15.70
The George Putnam Fund of Boston	4/30/98	4.35	15.02	45.88	7.84	—	—	59.61	5.23
Global Asset Allocation Fund	4/30/98	5.00	14.72	55.00	9.16	72.25	5.59	398.28	8.63
Global Equity Fund	4/30/98	13.69	29.86	100.70	14.95	80.03	6.06	292.45	8.29
Growth and Income Fund	4/6/98	6.32	19.83	63.53	10.34	88.28	6.53	696.80	11.28
Growth Opportunities Fund	2/1/00	4.45	14.98	32.51	5.79	—	—	–44.88	–7.72
Health Sciences Fund	4/30/98	4.44	12.20	44.36	7.62	—	—	43.83	4.04
High Yield Fund	4/30/98	3.63	11.36	68.76	11.03	67.03	5.26	348.23	8.03
Income Fund	4/30/98	1.38	6.98	23.86	4.37	64.91	5.13	252.94	6.71
International Equity Fund	4/30/98	11.23	28.97	103.22	15.24	167.62	10.34	209.29	11.36
International Growth and Income Fund	4/6/98	10.90	28.26	126.67	17.78	165.06	10.24	206.33	11.26
International New Opportunities Fund	4/30/98	13.77	29.28	124.52	17.56	102.74	7.32	126.22	8.09
Investors Fund	4/30/98	5.27	18.91	68.24	10.96	—	—	31.90	3.07
Mid Cap Value Fund	5/1/03	9.84	19.84	—	—	—	—	111.36	19.68
Money Market Fund[1]	4/30/98	2.34	4.75	11.44	2.19	39.12	3.36	131.17	4.41
New Opportunities Fund	4/30/98	7.29	16.34	65.06	10.54	57.63	4.66	198.26	8.66
New Value Fund	4/30/98	7.29	20.28	82.66	12.81	140.35	9.17	168.65	9.88
OTC & Emerging Growth Fund	4/30/98	15.86	24.08	77.97	12.22	—	—	–14.97	–1.75
Research Fund	9/30/98	7.60	17.84	54.75	9.13	—	—	59.70	5.50
Small Cap Value Fund	4/30/99	7.53	17.51	102.51	15.16	—	—	216.67	15.16
Utilities Growth and Income Fund	4/30/98	9.86	32.83	106.75	15.63	115.82	8.00	292.30	9.43
Vista Fund	4/30/98	6.80	10.88	71.77	11.43	79.63	6.03	98.09	6.73
Voyager Fund	4/30/98	4.22	14.25	34.35	6.08	61.24	4.89	628.24	10.77

During portions of the periods shown, all funds limited expenses, without which returns would have been lower.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance information that reflects the charges and expenses at your contract level.

1 Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

Putnam VT American Government Income Fund

INVESTMENT OBJECTIVE
High current income with preservation of capital as its secondary objective

PORTFOLIO
U.S. Treasury securities, government agency mortgage-backed securities and high-quality private mortgage-backed and asset-backed securities

NET ASSET VALUE	June 30, 2007
Class IA	$10.96
Class IB	$10.93

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Rob Bloemker is the Portfolio Leader. Daniel Choquette and Michael Salm are the Portfolio Members. During the year ended June 30, 2007, Portfolio Leader Kevin Cronin left your fund’s management team, Rob Bloemker became Portfolio Leader, and Michael Salm joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

For much of the first half of 2007, the interest-rate environment was atypical, with longer-term rates slightly lower than short-and intermediate-term rates. However, in May and June, longer-term rates began to rise more rapidly than shorter-term rates, responding to indications of a strong U.S. economy and a growing risk of inflation. Because Putnam VT American Government Income Fund was positioned to benefit from this transition, its performance for the last two months of the period was stronger than results over the first four months. Consequently, for the six months ended June 30, 2007, the fund’s class IA shares had a total return of 1.50% at net asset value.

Midway through the period, the Fed changed its posture from a tightening bias to a neutral bias, fueling a modest rally in the bond markets as more investors began to believe rates might decline in the future. Given the strength of the global economy and the management team’s expectation that inflationary pressures would rise, the relationship between rates was expected to normalize (i.e., longer-term rates would be higher than shorter-term rates, graphically represented by a steep yield curve). In keeping with these expectations, the fund’s duration profile was kept slightly short, or conservative, and its exposure to longer-term and shorter-term securities carefully balanced. During the first four months of the period, this positioning detracted from results, as shorter-term securities delivered higher levels of income. In April and May, longer-term rates rose, the relationship between rates normalized, and management’s short duration and yield-curve strategies contributed positively to performance. In addition, the team positioned the fund to take advantage of rising yield-curve volatility, boosting returns in June.

Management underweighted agency securities versus mortgage-backed securities (MBS) based on a more attractive price and risk/reward profile, preferring Fannie Maes over Ginnie Maes and Freddie Macs, shorter-maturity MBSs (15-year securities versus 30-year), and older, more seasoned securities. While these strategies were beneficial, emphasis on lower-coupon rather than premium-coupon MBSs detracted from performance.

Fund management believes that the economic environment may pose some challenges for fixed-income markets in the months ahead as strong economic growth accompanied by inflation could erode the purchasing power of fixed-income investments. Accordingly, the team expects to keep duration neutral to slightly short to minimize exposure to fluctuating rates. Although the team continues to watch for opportunities outside of the Treasury markets, the relative risk/reward characteristics of other types of U.S. government securities are currently considered unfavorable. Therefore, the team plans to continue its focus on interest-rate movements and yield-curve positioning strategies as it seeks to achieve the fund’s objectives without taking on undue risk.

Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Capital Appreciation Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	June 30, 2007
Class IA	$9.52
Class IB	$9.44

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core and U.S. Small-and Mid-Cap Core teams. James Wiess is the Portfolio Leader. Richard Cervone and Joseph Joseph are the Portfolio Members. During the year ended June 30, 2007, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite some market volatility caused by investor concerns about the housing market, interest rates, and the U.S. economy, stocks advanced briskly over the first half of 2007. Problems in the subprime mortgage market, and concerns about the impact of these problems across the financial sector, contributed to a market correction in late February and March. However, it proved a temporary setback, and most sectors soon rebounded. (Subprime mortgages are loans made to higher-risk borrowers.) Successful stock picking in the energy, industrials, technology, and health-care sectors produced solid results for Putnam VT Capital Appreciation Fund, although weakness among financial holdings offset a portion of these gains. For the semiannual period ended June 30, 2007, the fund’s class IA shares returned 7.36% at net asset value.

Throughout the period, management maintained its bottom-up, research-intensive approach to stock selection, seeking timely opportunities in every market sector. In general, the team looks for stocks that it believes are mispriced by the market — in other words, stocks of companies that management believes are worth more than their current stock prices indicate. The fund is managed in a “blend” investment style, considering both “growth” and “value” style stocks, and also has the flexibility to invest in stocks from both large and small companies.

Reflecting the diversity of the fund’s portfolio, holdings from a number of sectors contributed to returns over the period. In technology, Apple Computer was one of the top contributors. Also gaining ground was the stock of Hyperion Solutions, a maker of business analysis software that was acquired by Oracle in April. (Management sold the Hyperion position at a profit before the end of the period.) In health care, pharmacy benefit managers (PBMs) Express Scripts and Medco Health Solutions also boosted results. Energy and basic materials holdings made major contributions to returns, including the large-cap issue Occidental Petroleum, and smaller-cap stocks Overseas Shipholding Group, iron pellet producer Cleveland-Cliffs Inc., U.S. Steel, and Steel Dynamics. The U.S. Steel position was liquidated during the period.

As noted earlier, the primary detractors from performance were financial stocks. These included Capital One Financial and Countrywide Financial, which were affected by subprime mortgage fears despite their limited exposure to this market. A smaller financial company that dampened returns was Corus Bankshares, the holding company for Corus Bank.

Although the financial sector is still showing the impact of the period’s negative events, the management team believes it currently offers many attractive opportunities, as does the consumer cyclicals sector, which has weakened over concerns about a decline in consumer spending. In the team’s opinion, the potential exists for many of these companies to exceed market expectations.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Capital Opportunities Fund

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of management’s perception of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	June 30, 2007
Class IA	$17.61
Class IB	$17.49

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Small- and Mid-Cap Core Team. Joseph Joseph is the Portfolio Leader. Randy Farina, John Ferry, Gerald Moore and Franz Valencia are the Portfolio Members. During the year ended June 30, 2007, Randy Farina joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stocks advanced for most of the semiannual period, as better-than-expected corporate earnings drove prices higher. There were, however, periods of heightened volatility, particularly the brief correction in early March. Although stocks declined across all markets and sectors, responding to Asian market sell-offs, escalating concerns about slowing U.S. economic growth and an increase in subprime mortgage defaults, they quickly rebounded to finish the period on solid footing. Astute stock selection within the basic materials, energy, and consumer staples sectors enabled Putnam VT Capital Opportunities Fund to deliver strong results, with its class IA shares returning 10.16% at net asset value for the six months ended June 30, 2007.

The fund’s management team maintained its disciplined strategy of targeting companies it believes have sound business models and steadily growing cash flows. Team members emphasize small and midsize U.S. companies across a wide range of industries, and invest in both growth- and value-style stocks. During the period, small and midsize company stocks outperformed those of larger companies.

In selecting stocks for the portfolio, team members look for situations where short-term factors have caused a stock to become undervalued. The team also evaluates the competitive positioning of each company. Over the past six months, the team took advantage of several attractive opportunities in the basic materials sector, while taking profits on some technology holdings that had performed well.

The top contributor to returns over the period was an energy-related transportation company, Overseas Shipholding Group, which transports oil around the world and benefited from improvements in the global economy. Among basic materials stocks, iron supplier Cleveland-Cliffs Inc., Steel Dynamics, and AK Steel, a supplier of flat-rolled steel products for automobiles, were all strong contributors. In the energy sector, the fund benefited from its positions in two oil drilling companies: on-and-offshore driller Parker Drilling, whose stock price rose as its international business expanded, and offshore driller Todco, which became an acquisition target. In April, the team took profits on the Todco position. The fund also benefited from the sale of a key technology holding, Hyperion Solutions, which produces business analysis software.

Among holdings that detracted from performance were two financial institutions hurt by interest-rate and subprime mortgage concerns: Corus Bankshares and First Federal Financial. Two technology stocks did not perform up to expectations, business intelligence software developer MicroStrategy Inc. and Omnivision Technologies, an image sensor producer for camera phones. MicroStrategy’s sound profit margins and growth potential, and the quality of Omnivision's business, its attractive valuation, and its positive prospects led the team to maintain each of these positions.

While the team sees continued potential for appreciation among current portfolio holdings, members focus primarily on the performance of those individual holdings, rather than seeking to forecast short-term economic or market developments. Fund management believes that investors’ long-term interests can be served best by an emphasis on attractively valued stocks from high quality, well-managed companies.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Discovery Growth Fund

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer above-average growth potential

NET ASSET VALUE	June 30, 2007
Class IA	$6.14
Class IB	$6.03

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth and Small and Emerging Growth teams. Richard Weed is the Portfolio Leader. Robert Ginsberg and Raymond Haddad are the Portfolio Members. During the year ended June 30, 2007, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stocks registered robust gains for the first half of 2007, although mixed economic signals contributed to investors’ uncertainty and generated an increase in market volatility. The most significant downtrend occurred in late February and March, when stocks declined sharply. This correction was generally considered a response to sell-offs in Asian markets, as well as a reflection of escalating concerns about slowing U.S. economic growth and rising defaults in the subprime mortgage market. (Sub-prime mortgages are loans made to higher-risk borrowers.) Most market sectors recovered to finish the period on solid footing. Superior stock selection in diverse industrial sectors buoyed the performance of Putnam VT Discovery Growth Fund, although weak returns from certain large-cap holdings dampened returns. For the six months ended June 30, 2007, the fund’s class IA shares returned 12.15% at net asset value.

Despite episodes of uncertainty, the equity market remained strong overall, with healthy corporate profits encouraging companies to increase capital spending, raise dividends, engage in share-repurchase programs, and pursue mergers and acquisitions. In fact, an acquisition of long-time health-care holding MedImmune, maker of Flumist, made this stock the underlying fund’s top contributor for the period. MedImmune stock increased substantially in value after after Swiss pharmaceutical company Astra Zeneca launched a successful takeover bid for the company and the team sold the position to realize gains. Engineering construction firm Foster Wheeler was another strong contributor, as global economic growth drove up demand for its services in designing and building power plants, oil refineries, and other large-scale industrial buildings. Pre-paid Legal Services, which allows individuals to pre-purchase legal time for later use, also delivered robust returns. Other contributors included computer distributor Avnet, hospital operator Chemed, and large-cap holding Apple Computer.

Certain holdings, particularly in the financial sector, did not meet management’s expectations during the period. Large-cap holdings, including investment banker Bear Stearns and mortgage originator and service company Countrywide Financial, declined amid concerns surrounding the weakening housing market and defaults among subprime mortgage holders. Despite these short-term challenges, the team still believes both stocks offer growth potential. Other detractors included managed health-care plan operator Amerigroup and gold mining company Agnico-Eagle Mines Ltd. Both positions have been eliminated.

Fund management continues to combine proprietary quantitative tools with fundamental analysis to evaluate potential acquisitions for the portfolio, and to monitor the progress of existing holdings. With U.S. economic growth slowing, the team believes that small-cap stocks may not keep up the performance pace of the past few years; in this environment, they anticipate that large-cap issues may begin to strengthen. However, team members continue to find attractive opportunities in a variety of sectors and will maintain their focus on the bottom-up stock selection they believe serves investors best over the long term.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Diversified Income Fund

INVESTMENT OBJECTIVE
As high a level of current income as management believes is consistent with preservation of capital

PORTFOLIO
The fund invests across all sectors of the global bond markets and across the credit spectrum

NET ASSET VALUE	June 30, 2007
Class IA	$8.63
Class IB	$8.53

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income and Fixed-Income High-Yield teams. William Kohli is the Portfolio Leader. Rob Bloemker, Jeffrey Kaufman, Kevin Murphy and Paul Scanlon are the Portfolio Members. During the year ended June 30, 2007, Portfolio Member David Waldman left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The first half of 2007 encompassed a significant transition within the fixed-income marketplace. When the period began, yields on short-term fixed-income securities around the world were generally in line with or, in many cases, higher than yields on longer-term securities. By the end of June, the relationship had normalized; longer-term rates rose and the yield curve, a graphical representation of the difference between short-term and long-term rates, had resumed its normal shape. The management team of Putnam VT Diversified Income Fund had anticipated this shift and positioned the portfolio to take advantage of it. The result was solid performance; for the six months ended June 30, 2007, the fund’s class IA shares posted a total return of 2.18% at net asset value.

Over the past few years, management has been moving the fund toward a more conservative positioning. The team has raised the portfolio’s average credit quality, reduced exposure to lower-rated, higher-yielding bonds, and reduced interest-rate risk by keeping the duration profile conservatively short. In the first two months of the period when interest rates were still declining, the shorter duration held back performance. However, when rates rose and the relationship between short- and long-term rates normalized, the fund’s short duration contributed positively to performance.

Effective security selection, successful currency strategies, and careful yield curve positioning also drove performance. Over the period, the team concentrated slightly more than one-third of assets in high-quality, shorter-term securities with maturities of one to three years. Many of these were AAA-rated mortgage-backed, asset-backed, and commercial mortgage-backed securities. The fund also maintained a small position in high-yield bonds. Both of these so-called “credit” sector holdings delivered superior returns, despite late-period pressures when subprime mortgage concerns began to affect other fixed-income sectors. On the currency front, the fund derived strong performance from its investments in Australian and Canadian dollars, Euros, and Norwegian Krone, all of which outperformed the U.S. dollar. Unfortunately, the approximately 25% of assets invested in international government bond holdings delivered less rewarding results, with most underperforming U.S. government securities.

As the fixed-income market environment appears to be trending toward higher interest rates, the team expects volatility to increase over the second half of the year. However, team members believe that the fund’s careful security selection process, diversified portfolio, and conservative approach to credit and interest rate risk will continue to prove valuable in enabling the fund to fulfill its income objective.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Equity Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily stocks of mature, large-sized companies that pay
regular dividends

NET ASSET VALUE	June 30, 2007
Class IA	$15.72
Class IB	$15.65

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income teams. Bartlett Geer is the Portfolio Leader. Austin Kairnes is the Portfolio Member. During the year ended June 30, 2007, Portfolio Member Kevin Cronin left the fund’s management team to focus on other responsibilities at Putnam. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Although major stock markets reached all-time highs during the past six months, mixed economic signals contributed to investors’ uncertainty and caused an increase in market volatility. Merger-and-acquisition activity heated up significantly, corporate profits remained strong, and interest rates held steady. Refinements in the fund’s investment process over the past year, along with favorable market conditions, helped Putnam VT Equity Income Fund deliver superior performance. For the six months ended June 30, 2007, the fund’s class IA shares provided a total return of 8.00% at net asset value.

Your fund invests in a broadly diversified array of undervalued large- and mid-capitalization stocks, targeting those management believes offer both attractive dividend income and the potential for long-term capital appreciation. Typically, management focuses efforts on selecting individual stocks, and adjusts sector weightings only slightly based on top-down, macroeconomic factors in an effort to enhance returns.

Over the past six months, the portfolio favored holdings in capital goods, technology, and conglomerates. The fund viewed the energy and financial sectors less positively, although the team found numerous individual holdings that offered strong performance potential. While sector allocations contributed positively to returns, stock picking within each sector was the primary source of the fund’s superior results. Within the financial sector, the management team was able to avoid the risks associated with the housing slump and subprime lending troubles by selling holdings team members believed would be negatively affected. The fund continues to emphasize companies positioned to benefit from corporate capital spending rather than those that rely on consumer spending. That strategy was beneficial.

On the positive side, Marathon Oil, a diversified energy company, continued to be a top contributor to fund returns. Over the period, Marathon significantly increased its revenues and improved production growth. Edison International, an electric company, was another strong performer during the period. Long-term holding Verizon Communications performed well and is positioned for continued strength as the market recognizes the value of its huge infrastructure investment. Recently, the fund has begun building a position in telecommunications company Embarq, a local exchange company spun off from Sprint in 2006. Long-term industrial holding Parker-Hannafin was another strong contributor.

As with any well-diversified portfolio, some holdings fail to meet expectations in any given period. The fund’s Bank of America shares fell amid concerns about the weakening consumer segment in the wake of the housing correction. Weakness in the mortgage market put pressure on the shares of investment banking firm Bear Stearns, and mortgage originator and servicing firm Countrywide Financial. Management reduced both positions slightly.

Looking ahead, management continues to believe that larger-cap stocks offer better value than mid- and smaller caps and that the fund’s strategy of targeting dividend-paying stocks of high-quality, well-managed companies will remain a solid strategy for long-term success.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT The George Putnam Fund of Boston

INVESTMENT OBJECTIVE
Balanced investment producing both capital growth and current income

PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed and asset-backed bonds

NET ASSET VALUE	June 30, 2007
Class IA	$11.41
Class IB	$11.36

Reflects equity holdings and cash only. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value, Core Fixed-Income, and Global Asset Allocation teams. Jeanne Mockard is the Portfolio Leader. Geoffrey Kelley, Jeffrey Knight, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Although the stock market reached record highs during the first six months of 2007, mixed economic signals contributed to investors’ uncertainty and caused an increase in market volatility. Bond markets grappled with shifting expectations about the future direction of interest rates, as well as anomalies in the yield curve — which graphically illustrates the difference between yields on shorter-term and longer-term bonds. Putnam VT The George Putnam Fund of Boston benefited from the strength of energy and basic materials holdings, and from conservative positioning with regard to fixed-income holdings. Its class IA shares returned 4.44% at net asset value for the six months ended June 30, 2007.

Amid concerns that the weak housing market might slow consumer spending, the fund’s stock portfolio derived particularly strong performance from holdings likely to benefit from corporate spending. Energy, capital goods, and basic materials holdings delivered superior returns. Rising commodities prices and take-over activity drove up prices for the stocks of mining company Freeport-McMoRan and for diversified chemical company Lyon-dell Chemical, which was sold before period-end. Engine and machinery manufacturer Cummins Engine was another strong contributor, as was Marathon Oil. The team also found opportunities among airline stocks whose prices had been depressed by concerns about rising fuel prices; AMR Corporation (American Airlines) is one example.

Major detractors included investment banker Bear Stearns, Bank of America, and brokerage firm Lehman Brothers, along with several consumer cyclicals stocks, including homebuilder Lennar Corporation and electronics giant Circuit City.

Within the bond portfolio, which is typically 40% of net assets, a relatively short duration profile initially detracted from returns when interest rates were declining, but ultimately contributed to positive performance when rates rose. (Duration is a measure of interest-rate sensitivity; a shorter duration means the portfolio is less likely to lose value when rates rise while a longer duration can enhance gains when rates fall.) Moderate exposure to corporate bonds and dollar-based emerging market debt limited the fund’s ability to capitalize on the strength of these areas. However, the fund did benefit substantially from the robust performance of holdings in commercial mortgage-backed securities (CMBSs) and asset-backed securities (ABSs) backed by manufactured housing. Limited exposure to subprime mortgage-related debt aided performance by minimizing the impact of the sector’s sharp declines.

While continuing to build the stock portfolio from the bottom up, evaluating each stock on its performance potential, fund management currently sees a number of opportunities among attractively priced consumer cyclicals stocks. Over the rest of the year, team members expect to keep the bond portfolio conservatively positioned and to favor select segments of the securitized sector over investment-grade corporate bonds.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses. The fund may have a significant portion of its holdings in bonds. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Global Asset Allocation Fund

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital

PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond and cash investments

NET ASSET VALUE	June 30, 2007
Class IA	$17.22
Class IB	$17.28

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea and Robert Schoen are the Portfolio Members. During the year ended June 30, 2007, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Global markets continued to prosper in the first half of 2007, supported by gains across all asset classes. Volatility was low and corporate profits were high, fueling shareholder-friendly policies such as stock buybacks and mergers and acquisitions. While conditions were fertile for equity markets, fixed-income markets experienced interest-rate volatility as the inverted U.S. yield curve finally normalized. Putnam VT Global Asset Allocation Fund’s results were helped most by non-U.S. stocks, high-yield bonds and successful currency strategies. The fund’s class IA shares returned 5.12% at net asset value for the six months ending June 30, 2007.

The fund’s heavy allocation to non-U.S. equity markets, particularly Scandinavia and Australia/New Zealand, aided fund returns. Emerging market stocks made a positive contribution, but the management team has reduced the fund’s exposure to these markets in the belief that they have reached full valuation. Management kept the bond allocation at approximately 40% of the portfolio, with a larger-than-usual position in cash and short-term investments. Within fixed income, high-yield bonds were the strongest contributors to performance, but here also, exposure has been reduced because the team believes investors are not being adequately compensated for taking on the higher level of credit risk associated with those bonds. Another positive for fund performance was the return gained from currency transactions linked to non-U.S. bond holdings, even though these holdings actually detracted from performance. Also on the negative side, a number of U.S. stock selections among a variety of sectors modestly hurt performance.

While the allocation to non-U.S. equity was the fund’s most potent source of returns for the period, stock selection within U.S. markets also contributed positively. U.S.-based Cummins, Inc, a gas and diesel engine manufacturer, benefited from strength in the industrial sector as well as demand for agricultural and mining products. A large position in European industrial materials producer ArcelorMittal helped results as well. Australian capital goods and construction firm Leighton Holdings Limited aided fund performance, benefiting from the macroeconomic growth in the Asia/Pacific region.

Detractors included three U.S.-based companies. RealNetworks, Inc., whose digital media delivery product has struggled in competition with Apple, is still believed to have growth potential. The team reduced the fund’s position in Fremont General Corporation, a small regional bank, which suffered from weakness in the subprime mortgage arena. Despite investor fears that First Marblehead Corporation’s student loan business would decline due to industry consolidation, the team has maintained the position.

Management believes liquidity conditions are now less supportive, making the overall investment environment more challenging going forward. In the team’s view, reduced liquidity for asset classes will result in slower, more selective gains in the stock markets, which continue to have substantial support mechanisms at work. The team also expects sources of return may migrate from higher-risk to more stable areas, and they currently intend to steer the portfolio accordingly.

International investments involve risks such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses. The fund can also have a significant portion of its assets in bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

Putnam VT Global Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
An internationally diversified common stock portfolio of mainly large and midsize companies

NET ASSET VALUE	June 30, 2007
Class IA	$15.21
Class IB	$15.10

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Core Team. Shigeki Makino is the Portfolio Leader. Bradford Greenleaf is the Portfolio Member. During the year ended June 30, 2007, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Global stock markets advanced at a faster-than-normal pace during the six months ended June 30, 2007, although investor concerns about weakness in the U.S. housing market produced some volatility along the way. Worldwide economic growth was also brisk; Asia and Latin America were among the top-performing regions, and European economies accelerated as well. Putnam VT Global Equity Fund’s performance reflects strong returns from holdings in almost every business sector; the management team believes that astute stock selection was the key to these solid results. For the semiannual period ended June 30, 2007, the fund’s class IA shares returned 13.86% at net asset value.

In managing the fund’s portfolio, management focuses first and foremost on stock selection. Team members integrate fundamental analysis of company financials with quantitative research into factors that influence stock prices to seek stocks with multiple sources of strength. The fund’s strategy reflects a “blend” investment style, which gives management the flexibility to invest in stocks that may be considered growth- or value-style stocks, without a bias toward either style. Although bottom-up stock analysis and individual security selection primarily determine the portfolio’s composition, the team also monitors sector weightings to manage risk exposure and avoid extremely large or small positions in particular sectors.

During the period, many of the underlying fund’s top-performing holdings came from industries that were benefiting from the long-term structural changes occurring in emerging markets. This does not mean that the portfolio was heavily weighted in emerging-market companies; on the contrary, holdings generally came from developed markets but emphasized companies that sell products or services globally. The team employed this approach because it considered stocks from the developed markets to be generally cheaper, and because team members believe investors may have underestimated the sustainability of growth in emerging markets.

Many of the fund’s most attractive holdings were in the energy and basic materials sectors. The stock of German steelmaker Salzgitter also appreciated, and management believes the company is poised to benefit from ongoing consolidation in Europe’s steel industry. Among energy holdings, U.S. oil refiner Valero Energy performed particularly well, as did SK Corporation of South Korea, which was purchased during the period and then sold at a profit before the period’s end. Diversified Japanese shipping company Mitsui O.S.K. Lines was also a key contributor to results; its stock gained value as global trade increased significantly. As in any diversified portfolio, there were some disappointments. Nissan Motor Company of Japan stumbled as auto sales within the United States declined. The team has sold some shares but is maintaining a smaller position, believing Nissan stock to be currently undervalued and therefore offering potential for appreciation. The stock of U.S. mortgage originator and servicing company Countrywide Financial also declined; in this case, management eliminated the position.

Fund management has a generally optimistic outlook for the global economy over the second half of 2007. Mindful of potential volatility and the other risks inherent to investing globally, the team also believes that the fund’s tendency to favor large-cap stocks may enhance its ability to weather shifting economic trends.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily common stocks of mature, financially strong, dividend-paying large-capitalization companies across an array of industries

NET ASSET VALUE	June 30, 2007
Class IA	$26.31
Class IB	$26.16

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. Joshua Brooks and Eric Harthun are the Portfolio Leaders. David L. King is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Strong global growth, underwritten by an ample flow of liquidity, buoyed stock prices of many United States companies during the semiannual period. Firms with robust international sales or involvement in a healthy level of merger and acquisition activity were particular beneficiaries of these favorable trends. Against this backdrop, the management team’s successful stock selection across a diverse range of industries delivered solid positive returns. For the six months ended June 30, 2007, Putnam VT Growth and Income Fund’s class IA shares returned 6.47% at net asset value.

The largest contributor to the fund’s performance was metals and mining company Freeport-McMoRan Copper and Gold. During the period, Freeport-McMoRan acquired another copper producer, Phelps-Dodge, in the midst of strong global demand for a constrained supply of copper. Freeport-McMoRan’s stock price appreciated substantially following the acquisition. Education services company Apollo Group had experienced difficulties growing its business, but prospered during the period, as business initiatives began to show results and its strong fundamental business position emerged. Integrated energy company Marathon Oil continued to thrive as its exploration, production, refinery and marketing capacity boosted performance.

The most significant disappointments for the fund were among housing- and mortgage-related holdings. Investment bank Bear Stearns was the largest detractor from performance; its exposure to hedge funds affected by the problems in the subprime mortgage arena caused its stock price to decline. Fund management believes the subprime mortgage issue may be a short-term negative, and has added to the position, based on confidence in company management and its business fundamentals. Homebuilder Lennar Corporation’s performance was also muted by housing-market troubles; fund management has added to the position, believing in the company’s effective management and attractive valuation. The team maintained exposure to another underperforming company, mortgage originator and service provider Countrywide Financial, confident that company management can win market share as concerns about its acquisition and its subprime mortgage exposure are diffused over the long term.

In the coming months, fund management believes there is potential for investor fears about mortgage-related issues to spill over into the broader economy and markets. However, the team also anticipates that such a scenario could present opportunities to uncover new value opportunities among large-cap companies. Team members will remain on the lookout for such opportunities, targeting companies with strong management that appears well equipped to navigate periods of investor anxiety.

Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Growth Opportunities Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential

NET ASSET VALUE	June 30, 2007
Class IA	$5.52
Class IB	$5.47

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. During the year ended June 30, 2007, there were no changes to the fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stock prices of many large-capitalization companies in the United States gained value during the first half of 2007, aided by continuing strong global growth, which in turn was supported by a high-liquidity environment. U.S.-based firms that had robust international sales or involvement in the healthy level of merger and acquisition activity were particular beneficiaries of these favorable trends. In this environment, Putnam VT Growth Opportunities Fund’s class IA shares returned 4.69% at net asset value for the semiannual period ending June 30, 2007.

The fund’s management team uses a bottom-up, valuation-based stock selection process and invests primarily in large U.S. companies believed to possess strong competitive advantages but whose growth and return potential appear to have been underestimated by the market. Successful stock selection in the technology and capital goods sectors contributed to results for the period. Feverish anticipation for Apple Computer’s iPhone, the company’s long-awaited entry into the wireless telephony device market, boosted Apple’s stock price to new record highs. However, even before the iPhone was announced, Apple stock had appreciated substantially, supported by the continued strong sales of its iPods. Another technology holding, Oracle, advanced significantly as the database company reported huge third-quarter earnings based on new licensing contracts and increased sales. The performance of diversified manufacturer Parker-Hannifin demonstrates how expanding sales outside the U.S. enhanced results during the period. Although the company’s North American sales have declined, its stock price rose over the period, reflecting strong international sales results as demand for its industrial machinery increased overseas.

Detractors from performance included holdings from the consumer cyclicals and consumer staples sectors. A weak overall consumer picture dampened performance for the consumer cyclicals sector. Office retailer Staples suffered as shares of its competitor OfficeMax (not held in the portfolio) plunged nearly 12% due to lower-than-expected quarterly earnings, and sent the office supply industry spiraling downward. Harley-Davidson was also hurt as investors were concerned that its lending portfolio could suffer defaults. The team trimmed the Staples position, but increased the Harley-Davidson position during the period, as they expect Harley-Davidson’s international business to expand. Competitive challenges to the domestic growth of consumer staples holding Starbucks Coffee caused its shares to decline. However, Starbucks’ international growth and solid earnings prompted the management team to add to the position during the period.

Looking ahead, fund management continues to have faith in the consumer sector as a catalyst for potential appreciation of growth stocks. At period-end, the team’s bottom-up stock selection process had produced a portfolio heavily weighted in the consumer cyclical, technology, and capital goods sectors, where the team sees more attractive opportunities, and smaller weightings among consumer staples, communication services and utility stocks.

Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Health Sciences Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of companies in the health sciences industries

NET ASSET VALUE	June 30, 2007
Class IA	$14.16
Class IB	$14.09

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Sheba Alexander and Kelsey Chen are the Portfolio Leaders. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

With better-than-expected corporate earnings driving stock prices higher, the broad stock market advanced overall for the semiannual period, However, investor concerns that the housing market’s decline would slow consumer spending and the pace of growth sparked intermittent volatility. Health-care stocks rose along with the market, but were not as strong as other sectors such as energy and technology. Putnam VT Health Sciences Fund benefited from the strength of holdings in health-care services, facilities, and equipment stocks. The fund’s class IA shares provided a total return of 4.58% at net asset value for the six months ended June 30, 2007.

Health-care services providers, particularly pharmacy benefit managers (PBMs), led sector returns throughout the past six months. PBMs help employers control costs by offering them bulk purchasing discounts and substituting generic drugs for brand names, while educating consumers about the value of generic drugs. Concerns about an acquisition struggle between CVS and Express Scripts for Caremark had led to a price drop for drug stores and three PBM stocks in the third quarter of 2006. Anticipating a successful resolution, the fund’s management team maintained positions in both Express Scripts and Caremark. Their patience was rewarded; during the reporting period, CVS purchased Caremark and all PBM stocks rose substantially. The team sold the Caremark position at a significant gain after the acquisition was announced, and trimmed the Express Scripts position to capture profits resulting from the company’s two-for-one stock split. The fund also realized some gains from PBM Medco Health Solutions during the period.

Health-care facilities stocks also contributed to results for the period. Texas-based Triad Hospitals and Tennessee-based Community Health both delivered solid returns. A private equity firm launched a takeover bid for Triad, and fund management sold the stock to preserve the fund’s gains.

Stocks from the managed-care and health-care equipment sub-sectors helped fund performance as well. Insurers Cigna, Coventry, and Aetna all provided solid returns. Injectable generic drug and pharmaceutical pump manufacturers Hospira and Baxter, implantable cardiac defibrilator (ICD) maker St. Jude, and dental implant manufacturer Nobel Biocare also contributed. The stock of biotechnology firm MedImmune appreciated substantially when Astra Zeneca (which was not held in the portfolio) announced its intention to acquire the company. The team sold the MedImmune position to lock in the gains.

Of course, there were holdings that disappointed. ICD and stent-maker Boston Scientific declined, as did pharmaceutical companies Amgen, Daiichi Sankyo, and Mylan Labs. All these stocks remained in the portfolio at the end of the period; management believes the market has overreacted to short-term challenges faced by these companies which could be resolved successfully in the coming months.

Over the rest of the year, management will continue to adhere to its bottom-up process for building the portfolio. Currently, the team sees opportunities in the medical devices sector, particularly among cardiac device makers, as the U.S. ICD market has been strengthening. In addition, team members consider valuations in the biotechnology sector attractive and are working to identify biotech companies they believe have the potential for substantial appreciation.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT High Yield Fund

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income

PORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade

NET ASSET VALUE	June 30, 2007
Class IA	$7.50
Class IB	$7.45

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed Income High Yield Team. Paul Scanlon is the Portfolio Leader. Norman Boucher and Robert Salvin are the Portfolio Members. During the year ended June 30, 2007, there were no changes to the fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the semiannual period, the high-yield bond market reflected the improving financial health of many high-yield issuers. Strong corporate fundamentals and earnings growth, along with low default rates, resulted in appreciation of many high-yield issues. The fund’s management team capitalized on these favorable conditions and was able to offset the negative impact of yield-spread volatility and market weakness in the last two months of the period. Consequently, the fund’s class IA shares returned 3.86% at net asset value for the six months ended June 30, 2007.

After a long rally, the high-yield market faced numerous challenges and corrected modestly at period-end. High-yield spreads — the yield advantage offered by high-yield bonds over comparable Treasuries — narrowed to a record 263 basis points over Treasuries on June 5, before widening significantly by month-end to 324 basis points (13 basis points over January’s level). Meanwhile, lower-rated bond issuance continued at record pace from May into June, equity and Treasury volatility spiked, and the high-yield asset class experienced its first net outflows since June 2006. Despite the late correction, the lowest-rated bonds continued to strengthen, but were avoided by the team in favor of defensive, middle-credit-tier bonds. The fund’s performance was muted somewhat by this defensive allocation and in particular, by the team’s decision to avoid or underweight bonds issued by electric utility Calpine, telecommunications services company Suncom, and three companies from the automotive industry: Delco Remy, Dura Automotive, and Federal-Mogul, all of which strengthened significantly during the period.

Successful security selection, particularly among companies whose bonds were likely to appreciate due to merger and acquisition or refinancing activity, was the key driver of returns for the period. Freeport-McMoRan Copper and Gold, which acquired copper producer Phelps Dodge during the period, is a prime example. Other top performers from the heavy energy sector allocation included natural gas companies Williams and El Paso, both gaining on pricing strength and improved balance sheets. Other holdings whose bonds appreciated during the period were plastic packager Covalence Specialty Materials, acquired by Berry Plastics; and Huntsman Chemicals, acquired by Access Industries. Aircraft company DeCrane Aerospace refinanced its debt, as did PRIMEDIA, a leading publisher of targeted media, which advanced as the company announced plans to refinance its debt. Long-term communications holdings Charter Communications and Adelphia both continued to contribute to results.

The team expects to maintain a modestly defensive portfolio, having reduced exposure to the lowest credit tiers, while bolstering middle-tier credit positions and upgrading the credit quality of fund holdings within each credit tier. An increased allocation to the bank-loan market is intended to provide added protection in case of default and rising interest rates.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Income Fund

INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk

PORTFOLIO
Primarily mortgage- and asset-backed securities, investment-grade and high-yield corporate bonds and U.S. Treasury securities

NET ASSET VALUE	June 30, 2007
Class IA	$12.20
Class IB	$12.13

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Rob Bloemker is the Portfolio Leader. Kevin Cronin, Kevin Murphy, Michael Salm, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2007, Portfolio Member Rob Bloemker was named Portfolio Leader, Kevin Cronin (formerly Portfolio Leader) became a Portfolio Member, and Michael Salm joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

As 2007 began, many investors believed that the Fed’s next move would be to cut interest rates, and in the early months of the year, these expectations helped to drive interest rates lower. However, Putnam VT Income Fund’s management team believed rates would eventually rise and that the relationship between rates would normalize (i.e., longer-term rates would return to being higher than shorter-term rates, rather than lower, as was the case for several months). Therefore, the team kept the fund’s duration profile conservatively short and positioned the fund to benefit from higher longer-term yields versus those of shorter-term securities. During the first two months of the period, this positioning detracted from results, as interest rates were still on the decline. Ultimately, rates rose, the relationship between rates normalized, and management’s short duration and yield curve strategies contributed positively to performance. Also during the period, the team began positioning the fund for increased volatility, which proved beneficial in June. The fund’s moderate exposure to corporate bonds and dollar-based emerging-market debt detracted from results, since both market sectors were quite strong during the period. For the six months ended June 30, 2007, the fund’s class IA shares posted a total return of 1.46% at net asset value.

Investment-grade bonds overall recorded modest gains during the period and holdings in the securitized bond segment contributed to performance. Moderate exposure to mortgage-backed securities (MBSs) issued by Fannie Mae and Ginnie Mae, boosted by continued Asian bank demand, also benefited performance. The strength of portfolio holdings in commercial mortgage-backed securities (CMBSs) and asset-backed securities (ABSs) backed by manufactured housing somewhat offset the negative effect of the fund’s limited allocation to corporate bond and dollar-based emerging market debt. The fund did not hold a significant position in subprime-mortgage related debt, which also aided performance.

Looking ahead, the management team believes that U.S. interest rates are likely to remain relatively stable in the coming months, absent a stumbling block to the domestic economy, such as a severe housing-related credit crunch. The team sees an approximately equal likelihood that rates will end the year above today’s levels versus below them. Accordingly, the fund’s positioning will remain conservative, with select segments of the securitized sector likely to be favored over the investment-grade corporate bond sector. The team also expects to continue its current preference for short-maturity, high-quality structured credit securities over pass-through MBSs and corporate issues. As always, the team strives to position the fund to take advantage of attractive opportunities without assuming undue risk.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT International Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of mainly large and midsize international companies

NET ASSET VALUE	June 30, 2007
Class IA	$19.59
Class IB	$19.46

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam International Core Team. Joshua Byrne and Simon Davis are the Portfolio Leaders. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

International economic growth remained robust throughout the past six months, and advancing stock markets around the world reflected this strength. Emerging markets, including China and Brazil, were the strongest performers, while Japan’s stock market continued to lag. In terms of sectors, basic materials, capital goods, and utilities were the leaders; health-care stocks delivered weaker returns due to investor concerns about regulatory changes, a slower pace of drug innovation, and governmental efforts to reign in health-care costs. Putnam VT International Equity Fund’s performance reflects strong returns from these and other sectors; for the semiannual period ended June 30, 2007, its class IA shares returned 11.34% at net asset value.

The fund’s performance was helped by strong stock selection, along with positive contributions from country allocations. Many of the fund’s top-performing holdings came from industries that were benefiting from the development and escalation of growth occurring in emerging markets. This does not mean that the portfolio was heavily weighted in emerging-market companies; on the contrary, these holdings generally were listed in developed markets but have significant businesses that sell products or services globally. The management team employed this approach because it considered stocks in developed markets to be generally cheaper, and because team members believe international investors may have underestimated the sustainability of growth in emerging markets.

Several of the fund’s most attractive holdings were in the basic materials sector. Among the period’s top contributors were German chemicals manufacturer BASF, United Kingdom/Australian mining and oil and gas exploration company BHP Billiton; German steelmaker Salzgitter; and Korean steel construction products firm Hyundai Steel. Diversified Japanese shipping company Mitsui O.S.K. Lines was also a key contributor to results; its stock gained value as global trade increased significantly, particularly the transport of iron ore and coal from Australia to China and Japan. Two financial holdings delivered strong returns: German insurer Allianz and EFG (Eurobank Ergasias SA), a Greek bank with branches in Romania, Hungary, and Turkey. Although the health-care sector was weak overall, fund holdings among health-care equipment makers delivered superior returns, especially Swiss maker of dental implants, Nobel Biocare Holding.

As with any diversified portfolio, there were some holdings that did not live up to expectations. Spanish bank BBVA (Banco Bilbao Vizcaya Argentaria), Norwegian bank Den Norske Bank (DnB Holdings), and Japanese car manufacturer Nissan Motor Co. all detracted from returns.

As the second half of the year began, the management team continued to find stocks it viewed as attractive across a broad range of countries and industry sectors. While stocks may experience some volatility in coming months, team members believe that the meaningful industrialization of emerging markets continues to hold great long-term potential for stock markets globally, albeit at a lower rate return than in the past several years.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT International Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.

PORTFOLIO
Primarily common stocks of large and midsize companies located outside the United States and believed by management to be undervalued

NET ASSET VALUE	June 30, 2007
Class IA	$17.18
Class IB	$17.08

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam International Value Team. Pamela Holding is the Portfolio Leader. Darren Jaroch is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Fueled by robust European economic growth and strength among most Asian economies, international equities achieved strong gains over the semiannual period. Emerging markets in Asia and Europe were also strong drivers of global growth. Against this positive backdrop, Putnam VT International Growth and Income Fund benefited from successful stock selection, particularly in the energy and basic materials sectors. For the six months ended June 30, 2007, the fund’s class IA shares delivered a return of 11.04% at net asset value.

Despite somewhat slower growth in the United States — which has become increasingly decoupled from other world markets in terms of economic growth and market performance — the global economic environment was particularly supportive of stocks during the period. Europe’s economic strength, particularly in Germany, provided ample valuation support, which is the focus of the fund’s bottom-up stock selection process. Seeking to capitalize on the success of companies that could produce infrastructure components needed by China and other emerging economies, the management team had invested heavily in steel companies nearly 18 months ago. They targeted companies they believed were undervalued relative to global supply and demand conditions. This strategy proved successful during the reporting period, as did the team’s investment in energy and energy-related companies.

Two of the fund’s top performers exemplify the team’s efforts to find and invest in companies with high value-added niche positions, which are currently undervalued within their industries. Voestalpine is an Austrian steel manufacturer with a niche product — rails used in transporting materials out of mines. The team correctly believed the market had underestimated the product’s value and the company’s pricing power. Another contributor misunderstood by the market was Norwegian conglomerate Orkla. Although Orkla shares traded more in line with other European food producers, the team believed the market had overlooked the hidden value in Orkla’s silicon and other specialty materials businesses. Furthermore, attractive valuations in the solar energy area, in particular, were rare in the team’s view, but Orkla, with its interest in Norwegian Solar Energy producer Renewable Energy Corp. (REC), provided the fund with an opportunity to purchase an attractive, high-growth asset at a reasonable price. As REC gained in value during the period, Orkla’s stock price appreciated as well. Another key contributor, China Petroleum and Chemical Corp. (Sinopec) benefited during the period from significant oil and gas discoveries in China that generated renewed market interest in Sinopec’s exploration and production capabilities. The team believes the market substantially underestimated the size of the potential oil and gas reserves from Sinopec’s most recent finds, and is optimistic about the company’s future potential.

Merger and acquisition activity has been on the rise overseas, but did not necessarily benefit the fund during the period. ABN-AMRO, based in the Netherlands, was sold shortly before the start of the period, but appreciated substantially during the period as it became an acquisition target. The fund did not participate in this appreciation, which the team considers a detractor from performance. Owning two automotive companies that performed well — Renault and Peugeot, which was sold before the end of the period — did not make up for the team’s avoidance of Daimler/Chrysler, Volkswagen, and Fiat, which all gained strength during the period; the team had underestimated these companies’ turnaround potential.

In the team’s view, earnings growth potential due to productivity improvements, effective corporate governance and shareholder-friendly policies are improving the bottom line for international companies, and unlocking new value potential for shareholders. Consequently, regardless of market and economic trends within the United States, management believes international markets continue to offer investors attractive opportunities.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT International New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of companies located outside the United States believed to have strong growth potential

NET ASSET VALUE	June 30, 2007
Class IA	$20.66
Class IB	$20.58

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam International Growth Team. Stephen Dexter is the Portfolio Leader. Denise Selden and H. David Shea are the Portfolio Members. During the year ended June 30, 2007, Portfolio Member H. David Shea joined your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

International economic growth accelerated throughout the first six months of 2007, and advancing stock markets around the world reflected this strength. In Europe, while the United Kingdom’s economy slowed, growth picked up in the previously stagnating economies of France, Germany, and Japan. The pace of China’s economic growth continued to leave the other Asian economies in its wake. Successful stock selection across a broad range of sectors and industries propelled Putnam VT International New Opportunities Fund to strong performance. For the semiannual period ended June 30, 2007, the fund’s class IA shares returned 13.91% at net asset value.

Even as the U.S. economy slowed slightly this year, many of the world’s other economies grew at a robust pace. Japan began to emerge from its period of stagnation, albeit growing at a less dynamic pace than Europe and other Asian economies. Japanese employment is growing, corporate investment and capital spending has expanded, and consumer spending, which has been lackluster for years, has finally begun to improve. The U.S. dollar remained weak relative to major foreign currencies; however, this trend can be rewarding for U.S.-based investors since it means that earnings and gains from international stocks will be worth more when converted to U.S. dollars.

Bottom-up stock selection remains the key to the fund’s investment strategy. Over the semiannual period, the management team found opportunities in a wide range of industrial sectors that were taking advantage of the positive economic environment. One of the fund’s top performers, Renewable Energy Corporation, based in Norway, makes solar cells and is thriving as concerned consumers worldwide seek to become less dependent on oil. Korean shipbuilder Hyundai Mipo Dockyards benefited from extremely strong demand for ever-larger, more efficient vessels to transport goods around the world. Australian construction company Leighton Holdings, another strong performer, focuses on infrastucture construction: roads, bridges, ports, container terminals, and new commercial buildings to meet growing demand from increasingly wealthy Asian countries.

Holdings that did not live up to expectations included Norwegian bank Acta Holdings, which management believes has simply paused in its long-term upward trajectory, and Japanese pharmaceutical firm Daiichi Sankyo, which, still has a compelling valuation, a promising pipeline of new drugs, and, in the team’s opinion, the potential for further cost savings.

As the second half of the fiscal year began, the management team considered international stock valuations neither expensive nor cheap. Global economies appeared likely to continue their recent growth trend and corporate profitability remained strong. While attractive opportunities have beckoned in many different countries and sectors of late, the team is currently looking towards Europe, where more companies are working to improve operational efficiency and enhance shareholder value; team members believe such companies may offer particularly strong growth potential.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Investors Fund

INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth

PORTFOLIO
Primarily stocks of large companies believed to be undervalued

NET ASSET VALUE	June 30, 2007
Class IA	$12.86
Class IB	$12.81

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core Team. James Wiess is the Portfolio Leader. Richard Cervone is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite investor concerns that the housing market’s decline would slow consumer spending and the pace of economic growth, stocks advanced briskly over the first half of 2007. Problems in the subprime mortgage market, and concerns about the impact of these problems across the financial sector, contributed to a market correction in late February and March. However, it proved a temporary setback and most sectors soon rebounded. Successful stock picking in a variety of sectors produced solid results for Putnam VT Investors Fund, although the fund’s large weighting in financial stocks, which remained weak, offset a portion of its gains. For the semiannual period ended June 30, 2007, the fund’s class IA shares returned 5.43% at net asset value.

The fund’s portfolio is built around a disciplined, bottom-up investment strategy that relies heavily on fundamental and quantitative research. The management team seeks to identify stocks that the market appears to have mispriced and that may, consequently, offer the potential for long-term price appreciation. In addition to this stock-by-stock analysis, team members utilize risk models and other tools to ensure broad portfolio diversification and to limit exposure to single stocks or areas of vulnerability.

Holdings in energy, materials, and industrials produced the strongest returns over the period. Technology holdings also contributed, led by Apple Computer and two stocks that rose significantly following takeover announcements. Alliance Data Systems, which administers loyalty and rewards programs, and CDW Corporation, a computer reseller/distributor, both announced takeovers by a private equity firms. Both Alliance Data Systems and CDW were purchased during the period and sold at a profit before the end of the period. Among health-care holdings, pharmacy benefit managers (PBMs) Express Scripts and Medco Health Solutions led returns. In energy, oil refiner Valero Energy delivered top results. U.S. Steel also contributed significantly, benefiting from rising steel prices, industry consolidation, and the company’s vertical integration structure. Management took profits and sold the position by period end.

Holdings in the financial sector detracted substantially from returns. The weakening housing market and defaults among subprime mortgage holders put pressure on home mortgage originator and servicing company Countrywide Financial, even though its exposure to this market was limited. Investment banker Bear Stearns also declined amid these concerns, as did mortgage insurer Radian Group. The inverted yield curve hurt several bank holdings, including U.S. Bancorp, and Bank of America. Despite these short-term challenges, the management team still believes these stocks offer both growth potential and more attractive values.

The fund involves the risk that the stock prices of the companies in the portfolio will fail or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

Putnam VT Mid Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income

PORTFOLIO
Primarily stocks of midsize companies believed to be undervalued

NET ASSET VALUE	June 30, 2007
Class IA	$17.74
Class IB	$17.66

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Small- and Mid-Cap Value Team. James Polk and Edward Shadek are the Portfolio Leaders. During the year ended June 30, 2007, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Market conditions over the first six months of 2007 were marked by periodic episodes of uncertainty as investors tried to discern whether a softening housing market and high consumer debt would cause declines in consumer confidence and spending. Generally, the equity market remained strong, with healthy corporate profits encouraging companies to increase capital spending, raise dividends, engage in share-repurchase programs, and pursue mergers and acquisitions. Putnam VT Mid-Cap Value Fund benefited as several long-term cyclical stock holdings gained value, and its class IA shares returned 9.98% at net asset value for the six months ended June 30, 2007.

Throughout the period, the fund’s management team continued its practice of constructing the portfolio one stock at a time, rather than targeting specific sectors or industries. Against a backdrop of historically high profit margins and uncertainty about the direction of the economy, team members targeted attractively valued stocks of firms they believed had the potential to increase their profits regardless of economic trends. They also pursued opportunities among out-of-favor stocks of companies with compelling turnaround stories, stocks of corporations with improving business prospects and earnings-growth potential that were not reflected in current valuations, and what they considered to be reasonably priced shares of firms with strong business fundamentals.

During the latter half of 2006, the team increased weightings in cyclical areas such as energy, capital goods, and basic materials. This strategy proved rewarding in 2007, as a number of these holdings performed well. Oil services provider National Oilwell Varco was a key contributor to results, as rising commodity prices and increased drilling demand helped the company accelerate revenue growth and improve profit margins. The fund’s largest position, Whirlpool, delivered superior returns as the company began to realize synergies from its recent purchase of Maytag, and began introducing new, innovative products, and the stock recovered from investor concerns about the weakening housing market. In the consumer cyclicals sector, electronics retailer Radio Shack and apparel retailer Abercrombie & Fitch both produced strong returns. Management sold both of these positions in April.

As in any diversified portfolio, some stocks detracted from performance over the period, with Timberland and OfficeMax most significant among them. Timberland’s returns declined due to disappointing sales of its newer products. OfficeMax missed its first quarter earnings target; however, management believes that the firm has the potential to realize a great deal of growth in coming months from cost-cutting and other operational changes.

Management believes that mid-cap stocks offer especially attractive values at present and that opportunities currently beckon in a variety of sectors, especially among consumer cyclical and financial stocks, where prices appear particularly depressed. While team members may focus more closely on these areas over the remainder of the year, they will continue their strategy of building the portfolio stock by stock, rather than sector by sector.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Money Market Fund

INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

PORTFOLIO
High-quality short-term fixed-income securities

NET ASSET VALUE	June 30, 2007
Class IA	$1.00
Class IB	$1.00

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed-Income Money Market Team. Joanne Driscoll is the Portfolio Leader. Jonathan Topper is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Although the Fed held its benchmark short-term interest rate steady throughout Putnam VT Money Market Fund’s semiannual period, investor speculation about the direction of rates created volatile market conditions. For part of the period, the fund’s management team emphasized shorter-maturity money market securities, as longer-term securities were priced less attractively. This strategy served investors well, as the fund’s class IA shares returned 2.47% at net asset value for the six months ended June 30, 2007.

Market conditions and investor expectations underwent a significant change during the semiannual period, but the team’s positioning strategy proved effective throughout the year’s first half. During the first quarter of 2007, weaker economic data led many investors to believe that the Fed might lower rates. However, the team emphasized the short end of the money-market yield curve — that is, floating rate securities with maturities of 90 days or less — believing that rates were more likely to remain stable. Later, this positioning enabled team members to quickly adapt the portfolio to changing market conditions and take advantage of higher-yielding opportunities when they occurred. In the second quarter, when investors began to recognize that the Fed would not be easing rates, the money market yield curve began to steepen. In this environment, the team began to add three- and six-month commercial paper fixed-rate notes and some longer-term money-market-eligible callable paper — thereby locking in higher fixed-rate yields for a longer period.

Money market securities issued by large foreign banks are important core holdings for the fund. Westpac Banking Corp in Australia and HBOS Treasury Services PLC in the United Kingdom are examples of such issuers. Both hold a major share of the retail banking market within their respective country. Commercial paper — short-term obligations issued by banks, corporations, and other borrowers — is also typically a core component of the fund’s portfolio. Bank of America (BA), BA Credit Card Trust (Emerald Notes) and Stratford Receivables Company LLC are key issuers in this area.

The team believes that the Fed is likely to continue holding interest rates steady until it has determined whether inflation or slower growth is the greater risk to the U.S. economy. However, team members expect growth to accelerate in the second half of 2007, as manufacturers increase production to replace dwindling inventories — thereby increasing inflationary pressures, which could cause the money market yield curve to steepen further. In this case, the team would most likely continue to purchase fixed-rate paper with a longer maturity horizon to capture higher yields when available. Whatever trends lie ahead, however, team members will continue their efforts to position the fund to benefit from both current and anticipated market conditions.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

Putnam VT New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Common stocks of companies that management believes have strong long-term growth potential

NET ASSET VALUE	June 30, 2007
Class IA	$21.83
Class IB	$21.50

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Mid-Cap Growth and Small and Emerging Growth teams. Kevin Divney is the Portfolio Leader. Brian DeChristopher and Richard Weed are the Portfolio Members. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite investor anxiety about housing weakness and sub-prime mortgage problems during the first half of 2007, the healthy U.S. economy and low unemployment rate kept consumer spending steady. Against this economic backdrop, the stock market delivered solid gains, and growth stocks, buoyed by earnings growth, began to outperform value stocks. Among growth-oriented stocks, small-cap equities outperformed mid-caps overall for the period, while large-cap underperformance was mitigated somewhat by increasing strength late in the period. In this environment, Putnam VT New Opportunities Fund’s class IA shares returned 7.40% at net asset value for the six months ending June 30, 2007.

The fund’s multi-cap strategy seeks dynamic companies positioned in sectors believed to offer above-average growth potential. Reflecting the vibrancy of the energy sector, shares of National Oilwell Varco experienced high demand for its services supporting all aspects of infrastructure for oil exploration. Industrial sector holding Manitowoc Company’s involvement in international commercial and marine construction helped boost its stock price, as did the company’s relative stability and steady cash flow through its food service arm. A popular brand among consumer cyclicals, Nike continued to produce stable long-term growth and to exhibit sound quality, with a valuation that the management team believes has the potential to appreciate. Therefore, Nike remains a core consumer sector holding.

Holdings in the consumer cyclicals sector also detracted from fund performance, as did stock selections in the biotech sector. Market jitters about potentially reduced consumer spending and a retail slowdown weighed on consumer cyclical holdings such as American Eagle Outfitters, which suffered depressed apparel sales. The team maintained the position because of the company’s effective management and sound execution. Another disappointment among consumer cyclical holdings was Harley Davidson, hampered by weak demand, and to a lesser degree, by a short-lived strike. Although the company has improved operations and become more shareholder-friendly, its questionable short-term growth prospects prompted the team to liquidate the position. Large biotech company Amgen did not meet growth expectations and was also liquidated.

The management team believes that stock market conditions may be becoming more favorable for large-cap growth equities, which would augment the success of the fund’s multi-cap focus. The team remains committed to investing in a portfolio that blends the stable growth of larger companies with the incremental growth of mid-cap companies and the more-rapid growth of smaller ones.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT New Value Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of large and midsize companies believed to be undervalued

NET ASSET VALUE	June 30, 2007
Class IA	$17.74
Class IB	$17.62

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. David King is the Portfolio Leader. Michael Abata is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The U.S. stock market produced solid returns for the semiannual period, supported by continued global growth, ample liquidity, and robust merger and acquisition activity. However, the market corrected in late February and March as concerns about the subprime-loan market flared and subsided; although stocks soon resumed their upward trend, interest-rate volatility slowed this progress mildly in June. Against this backdrop, Putnam VT New Value Fund’s class IA shares provided a return of 7.44% at net asset value for the six months ended June 30, 2007.

The fund’s management team seeks long-term capital appreciation by investing in stocks of midsize and large companies considered undervalued or out-of-favor by team members. Fund holdings in commodity-related companies and in energy drove performance for the period. Freeport-McMoRan Copper and Gold reduced its risk profile and boosted its share value by acquiring Phelps-Dodge, thereby increasing the scope of its copper mining business dramatically. Simultaneously, Freeport’s stock benefited from rising prices and robust global demand for copper. Energy holdings Marathon Oil and Valero benefited from rising petroleum prices, which have been partly driven by political concerns, but moreover, by the strong economy and —unlike during the energy dislocations of the late 1970’s — a largely undeterred consumer. While some investors envisioned a 1970s-like downside for petroleum refiners and marketers, team members saw no historical parallel. Instead, they believed Marathon’s and Valero’s refinery and marketing capacities in the current environment would lead to stock price appreciation. This assessment proved correct; both positions gained value and were trimmed lightly during the period.

Reflecting the weakness in the housing and financial sector, several holdings detracted from performance. Investment bank Bear Stearns’ exposure to hedge funds affected by subprime mortgage woes caused its stock price to decline. Given Bear Stearns’ array of business lines and global growth potential, the team considered the lower price a value opportunity and added to the position. High-end homebuilder Lennar Corporation’s stock price was also pushed down by housing-market troubles; fund management added to the position, believing in the company’s effective management, strengthened balance sheet, attractive valuation and long-term appreciation potential. Shares of Countrywide Financial, a mortgage lender for middle- and upper-income clients, were held back by industry problems associated with the default and poor performance of high-risk lenders. The team maintained the position, believing Countrywide represents exceptionally strong value, which should be recognized if investor anxiety about housing subsides or if Countrywide’s long-rumored acquisition takes place.

Management believes equity markets going forward may include more frequent volatility and short-term risk than we have experienced over the past five years, but holds the opinion that market downturns can often indicate opportunities that offer long-term investors the potential for solid returns.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Value investing seeks under-priced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT OTC & Emerging Growth Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks primarily of small and mid-sized emerging growth companies. It may include stocks traded in the over-the-counter market (OTC) and stocks of emerging growth companies listed on securities exchanges.

NET ASSET VALUE	June 30, 2007
Class IA	$8.57
Class IB	$8.40

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Emerging Growth Team. Richard Weed is the Portfolio Leader. Raymond Haddad is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stocks registered fresh gains for the first half of this year, although mixed economic signals contributed to investors’ uncertainty and generated an increase in market volatility. The most significant downtrend occurred in late February and March, when stocks declined sharply. This correction was generally considered a response to sell-offs in Asian markets, as well as a reflection of escalating concerns about slowing U.S. economic growth and rising defaults in the subprime mortgage market. (Subprime mortgages are loans made to higher-risk borrowers.) Most market sectors recovered to finish the period on solid footing. Superior stock selection in diverse industrial sectors and continued market dominance by small-capitalization stocks enabled Putnam VT OTC & Emerging Growth Fund to deliver strong returns. For the six months ended June 30, 2007, the fund’s class IA shares returned 16.12% at net asset value.

The management team continued to combine proprietary quantitative tools with fundamental analysis to evaluate potential acquisitions for the portfolio, and to monitor the progress of existing holdings. In sifting through the small- and mid-cap stock universe for opportunities, team members examine long-term historical fundamentals including earnings, cash flow, and enterprise value. They also subject the companies that rank highly in this phase to a fundamental analysis that seeks to identify those firms with highly skilled management teams and solid business models that occupy well-defined niches in rapidly growing industries.

During the semiannual period, stocks from several sectors contributed to returns. Long-time health-care holding Medimmune, maker of Flumist, was the fund’s top performer, increasing substantially in value after Swiss pharmaceutical company Astra Zeneca launched a successful takeover bid for the company. The team sold the position to realize gains. Engineering construction firm Foster Wheeler was another strong contributor, as global economic growth drove up demand for its services in designing and building power plants, oil refineries, and other large-scale industrial buildings. Oil services provider National Oilwell Varco, computer distributor Avnet, hospital operator Chemed, and Freeport-McMoRan Copper and Gold also contributed positively to performance, and the team sold the Freeport-McMoRan position before period-end.

Of course, there were holdings that did not meet expectations. These included managed health-care plan operator Amerigroup and gold mining company Agnico-Eagle Mines Ltd. Both positions have been eliminated.

With U.S. economic growth slowing, the team believes that small-cap stocks may not keep up the performance pace of the past few years. However, team members continue to find attractive opportunities in a variety of sectors and will maintain their focus on the bottom-up stock selection they believe serves investors best over the long term.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Research Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large, U.S.-based companies

NET ASSET VALUE	June 30, 2007
Class IA	$14.12
Class IB	$14.06

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Joshua Brooks and Kelly Morgan are the Portfolio Leaders. John Coffey and Brook Dane are the Portfolio Members. During the year ended June 30, 2007, Portfolio Member Mark Bogar left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Major stock market indexes reached new all-time highs during the first six months of 2007, although mixed economic signals caused investor uncertainty and in turn, an increase in market volatility. In late February and March, problems in the sub-prime mortgage market and concerns that their impact would spread across the financial sector contributed to a market correction. This proved a temporary setback, however, and most sectors soon rebounded. Successful stock picking in a variety of sectors, particularly basic materials and consumer cyclicals, produced solid results for Putnam VT Research Fund, although the fund’s financial holdings remained weak and offset a portion of its gains. For the semiannual period ended June 30, 2007, the fund’s class IA shares returned 7.77% at net asset value.

Management selects holdings for the fund by blending a forward-looking analysis of a company’s fundamental business characteristics with more retrospective, quantitative research into the company’s stock performance over time. In addition, the team utilizes quantitative measurements of stock and market factors that have historically contributed to strong performance, and also considers a variety of competitive and macro-economic factors that may bear on an individual stock’s potential for success. Team members do not rely on any “top-down” strategies; all stock selection is done from the bottom up, one stock at a time.

During the semiannual period, several consumer cyclicals holdings were among the fund’s top performers. Closeout shopping chain Big Lots delivered rewarding results as new management improved merchandise selection and doubled inventory turns to vastly improve the company’s revenues and profit margins. New management at Radio Shack also began to turn things around at the once-struggling electronics chain, and the stock price rose significantly. The team sold the position to realize gains. Whirlpool was affected by investor concerns about the weakening housing market, but its stock price recovered, then further strengthened as the company began to realize synergies from its recent purchase of Maytag, and introduced new, innovative products. Among basic materials holdings, U.S. Steel performed exceptionally well as the firm corrected inventory problems, reduced capacity, and expanded its European customer base. Freeport McMoRan Copper and Gold benefited as global economic growth drove up demand while metal supplies remained constricted.

Some holdings did not perform up to management’s expectations during the period. Investment banker Bear Stearns and mortgage originator and service company Countrywide Financial declined amid subprime mortgage concerns and the weakening housing market. Believing these to be short-term challenges, management took advantage of attractive prices to add to the Bear Stearns position and maintained the Countrywide Financial position, although it was trimmed slightly. Shares of Bank of America fell due to investor concerns about the inverted yield curve and the housing correction. Team members believe these to be short-term problems and have maintained the position.

Over the rest of the year, the management team will continue to apply its blend of fundamental and quantitative analysis in order to select stocks from a broad array of market sectors, investing wherever team members believe the best combination of value and appreciation potential is occurring.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Small Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of small-capitalization companies believed to have potential for capital growth

NET ASSET VALUE	June 30, 2007
Class IA	$23.31
Class IB	$23.10

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Mid-Cap Value Team. Edward Shadek is the Portfolio Leader. Michael Petro is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The stock market produced solid returns for the first half of 2007, with small-cap value issues showing particular strength. However, the semiannual period was also volatile, due to investor concerns about the impact of the housing market decline and Fed policy. Initially, investors believed the Fed would cut rates by mid-year, but by the end of February, fears that rates would stay too high or rise further sparked a sharp correction. First-quarter economic data stayed weak enough to dispel fears of rate increases and strong enough to keep the Fed sidelined for the foreseeable future, which enabled most sectors of the market to recover. However, changing interest rate expectations held back results in the financial sector through the end of the period. Although Putnam VT Small Cap Value Fund had a large allocation to financials, stock selection among stronger- performing sectors resulted in sound returns. For the six months ended June 30, 2007, the funds’s class IA shares returned 7.66% at net asset value.

A focus on individual stocks, rather than sectors, remains the key to the fund’s strategy. Capital goods holding USEC, which produces uranium for nuclear power, benefited from revived interest in nuclear energy as petroleum prices rose. Concerns about the feasibility of a new multi-billion dollar plant had dampened investor sentiment, but the increasing demand for nuclear materials renewed investor confidence in USEC’s ability to raise capital. Consumer staples holding Nash Finch, a grocery distributor and retailer, had declined following the challenging acquisition of another company, but regained some of its former strength during the period. Technology holding General Cable continued to contribute to performance, improving its pricing power through long-term strategies including acquisition, downsizing, and internal efficiency improvement.

Stock selection among communications services and certain consumer cyclical companies was less successful. Cell phone distributor InPhonic fell out of favor following news of accounting irregularities and a weakening product line. However, restated financials made the company’s valuation appear more attractive and the team is maintaining the position. Cache, a designer, manufacturer and retailer of women’s fashions, declined in response to poor sales, while the stock of Michigan-based bank Citizens Republic Bancorp reflected the weakness that pervaded the financial sector as well as a struggling state economy. The fund’s management team has maintained both positions, believing these companies still have the potential to gain in value.

In coming months, fund management expects that small-cap cyclical companies from the capital goods and technology sectors may continue their recent strength because of their export focus and the pace of the global economy. Team members believe that while the financial sector will remain weak, the U.S. economy will regain some momentum over the balance of 2007, which would likely provide additional support for consumer cyclical stocks.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Utilities Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Common stocks and bonds issued by utility companies

NET ASSET VALUE	June 30, 2007
Class IA	$19.24
Class IB	$19.17

Reflects equity holdings and cash only. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research and Putnam Core Fixed-Income teams. Michael Yogg is the Portfolio Leader. Kevin Murphy and Stephen Burgess are the Portfolio Members. During the year ended June 30, 2007, Stephen Burgess joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Investing in electric and gas utilities proved rewarding during the first half of 2007, as the sector outperformed the broader U.S. equity market. However, concerns about higher interest rates triggered a correction across all market sectors in May, moderating earlier gains. By the end of June, the markets had somewhat stabilized and Putnam VT Utilities Growth and Income Fund delivered solid results. For the six months ended June 30, 2007, the fund’s class IA shares returned 10.01% at net asset value.

The fund’s broadly diversified investments in North American and European utilities, as well as its telecommunication holdings, contributed significantly to performance. During the period, the team increased allocations to U.S. electric and gas utilities while reducing its exposure to European utilities. Team members believed that the rally in European utilities, which was, in part, stimulated by increasing merger and acquisition activity, had run its course. In hindsight, this shift proved premature, as these utilities continued to gain value, but it was nevertheless beneficial for performance; the U.S-based utilities added to the portfolio have appreciated to a greater extent than the stocks they replaced. The team also trimmed the allocation to Asian utility stocks, which had detracted from performance during the period. Proceeds from the sale were reinvested in U.S. utilities believed to offer more attractive values.

Investments in global telecommunications stocks have not changed materially. A more conservative outlook early in the period led the team to re-establish a small position in utility bonds, but this was eliminated in February when market conditions improved.

Utilities in the United States and Europe were the strongest contributors to performance; particularly, regulated U.S. companies involved in the power market and possessing substantial emission-free power generation capabilities. These included Exelon, Entergy, and NRG Energy, which all rely to some degree on nuclear plants for power generation. EDF, France’s largest publicly-traded power generator and holding company for Electricite de France, benefited in Europe. The French regulatory regime limits EDF’s profits, but investors are excited about its eventual integration into the European Economic Community power markets, and its ability to sell power at market prices.

Some stocks delivered positive performance but lagged the top performers. Spectra Energy, which lacks exposure to the natural gas market, as well as Wisconsin Energy and PG&E Corp., which do not sell into the power market, underperformed during the period. However, in the team’s opinion, all three companies still have favorable long-term prospects.

The team believes that shareholders should expect higher levels of volatility during the remainder of the fiscal year. Nevertheless, many factors appear to bode well for the utility sector —particularly in the United States, where unregulated power companies could benefit from higher prices in coming years. Additionally, increased infrastructure investment in the regulated power-generating industry may have the potential to boost both the capacity and profitability of these companies.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of fluctuations in the value of your investment. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Vista Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of midsized companies believed to have potential for capital growth

NET ASSET VALUE	June 30, 2007
Class IA	$16.00
Class IB	$15.70

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Mid Cap Growth Team. Kevin Divney is the Portfolio Leader. Brian DeChristopher is the Portfolio Member. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the first half of 2007, the healthy U.S. economy and low unemployment supported continued consumer spending, despite anxiety about the housing slowdown and subprime mortgage problems. Against this economic backdrop, the stock market delivered solid gains, and growth stocks, buoyed by earnings growth, began to strengthen in comparison to value stocks. In this environment, Putnam VT Vista Fund’s class IA shares returned 6.95% at net asset value for the six months ending June 30, 2007.

Despite the dominance of earnings growth as an indicator of strength among growth stocks, the fund’s management team remained committed to its three fundamental selection criteria: the quality of the company, its near-term growth prospects and a valuation forecast that meets well-defined parameters. Exposure to all three of these criteria gives the fund the advantage of potentially favorable market positioning whether the market is rewarding one, two or all three of these factors. The team’s investment process incorporates both fundamental and quantitative research across the mid-capitalization stock universe, as well as forward-looking scenario analysis that allows team members to examine a range of possible outcomes.

During the period, team members focused on stocks from a broad array of sectors, often with rewarding results. Shares of National Oilwell Varco benefited from renewed demand for the company’s services, which support infrastructure for oil exploration. Manufacturer Ceradyne benefited from the growing strength of the industrial sector, from its own solid execution and from increasing demand for its ceramic body armor from the military. The share value of Manitowoc Co., Inc. has risen due to the company’s involvement in international commercial and marine construction, as well as from stability and cash flow through its food service arm.

However, holdings in the consumer cyclical, health care and transportation sectors detracted from fund performance. Market jitters about potentially reduced consumer spending and a retail slowdown weighed on consumer cyclical holdings such as American Eagle Outfitters, which suffered depressed apparel sales. The team maintained the position based on the company’s effective management and sound execution. Health-care holding Mentor Corp., a medical-device company, missed earnings expectations as it suffered from volatile demand and competitive threats. Continental Airlines had difficulty meeting earnings expectations in light of rising fuel costs. However, the team believes that with solid demand and improved pricing power for airlines, Continental has begun to exhibit growth potential and stronger earnings; consequently, this stock remained in the portfolio as of period-end.

Despite some earnings volatility, mid-cap growth equities have performed well in recent months, and the team believes that mid-cap stocks will continue to strengthen relative to other sectors of the market. Fund management remains committed to its proven selection process of blending growth, valuation, and quality criteria and believes all three components will complement each other to a greater extent over the remainder of the fiscal year.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Voyager Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Stocks of large and midsize companies believed to have growth potential

NET ASSET VALUE	June 30, 2007
Class IA	$31.55
Class IB	$31.34

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/07 and may not reflect trades entered into on that date.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. During the year ended June 30, 2007, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 34.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stock prices of many large-capitalization companies in the United States gained value during the period, aided by continuing strong global growth, which in turn was supported by a high-liquidity environment. Firms with robust international sales, as well as those involved in merger and acquisition activity, were particular beneficiaries of these favorable conditions. However, concerns about the housing market, consumer spending, and the subprime mortgage market held back performance in the financial sector, even as most other sectors rebounded from a correction midway through the period. Fortunately, the strength of holdings from the technology sector offset the impact of a heavy allocation to financial stocks, enabling Putnam VT Voyager Fund’s class IA shares to return 4.33% at net asset value for the semiannual period ending June 30, 2007.

Successful stock selection in the technology and health care sectors contributed to semiannual results. Feverish anticipation for Apple Computer’s iPhone, the company’s long-awaited entry into the wireless telephony device market, boosted Apple’s stock price to record highs. However, even before the iPhone was announced, Apple stock had appreciated substantially, supported by sales of its iPods. Another technology holding, Oracle, advanced significantly as the database company reported huge third-quarter earnings based on new licensing contracts and increased sales. Medco Health Solutions produced continued solid revenue growth and profits; while new business boosted Medco’s prescription volume, further increases are expected from generic and mail-order fulfillment. Another home-delivery prescription holding, Express Scripts continued its strong growth; better-than-expected profits and raised 2007 forecasts lifted its share value, despite its failed acquisition bid.

Detractors from performance included holdings from the financials and consumer cyclicals sectors. The most significant disappointments for the fund were among subprime mortgage-related holdings. Investment bank Bear Stearns was the largest detractor from performance; its exposure to hedge funds affected by the problems in the subprime mortgage arena caused its stock price to decline. Mortgage lender Countrywide Financial, which declined in February and March due to concerns about its sub-prime mortgage exposure, had recovered somewhat by period-end. The team trimmed the Countrywide position substantially at the beginning of the period, but has added to it more recently in response to the price declines. A weak overall consumer picture dampened performance for the consumer cyclicals sector. Office retailer Staples suffered as shares of its competitor OfficeMax (not held in the portfolio) plunged due to disappointing earnings, sending industry values downward; the team believed Staples had been unduly punished and maintained the position.

Fund management continues to believe in the consumer sector as a catalyst for potential appreciation of growth stocks going forward. At period-end, the team’s bottom-up stock selection process had produced a portfolio heavily weighted in attractively valued financials, and in consumer cyclical and capital goods sectors, where the team also saw compelling opportunities. Smaller weightings existed among consumer staples, energy and transportation stocks.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Other Funds Managed by PVT Fund Management Team Members

Listed below are the Putnam Funds managed by the team members discussed in this report. The individuals listed may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Michael Abata	Classic Equity Fund	VT New Value Fund

Sheba Alexander	VT Health Sciences Fund	None

Rob Bloemker	VT American Government Income Fund	VT Diversified Income Fund
	VT Income Fund	Global Income Fund
	U.S. Government Income Trust	Limited Duration Government Income Fund
Premier Income Trust
Master Intermediate Income Trust

Norman Boucher	None	VT High Yield Fund
High Yield Advantage Fund

Joshua Brooks	Classic Equity Fund	None
VT Growth and Income Fund
VT Research Fund

Stephen Burgess	None	VT Utilities Growth and Income Fund

Joshua Byrne	VT International Equity Fund	None
Europe Equity Fund

Richard Cervone	None	VT Capital Appreciation Fund
VT Investors Fund
Tax Smart Equity Fund®

Kelsey Chen	VT Health Sciences Fund	None

Daniel Choquette	None	VT American Government Income Fund
Limited Duration Government Income Fund
U.S. Government Income Trust

John Coffey	None	VT Research Fund

Kevin Cronin	Limited Duration Government Income Fund	VT Income Fund

Brook Dane	None	VT Research Fund

Simon Davis	VT International Equity Fund	Europe Equity Fund

Brian DeChristopher	None	VT Vista Fund
VT New Opportunities Fund

Stephen Dexter	VT International New Opportunities Fund	None

Kevin Divney	VT New Opportunities Fund	None
VT Vista Fund

Joanne Driscoll	VT Money Market Fund	None
Prime Money Market Fund
Tax Exempt Money Market Fund

Randy Farina	None	VT Capital Opportunities Fund
International Capital Opportunities Fund

John Ferry	None	VT Capital Opportunities Fund
International Capital Opportunities Fund

Bartlett Geer	VT Equity Income Fund	None

Robert Ginsberg	VT Growth Opportunities Fund	VT Discovery Growth Fund
VT Voyager Fund

Bradford Greenleaf	None	VT Global Equity Fund

Raymond Haddad	None	VT Discovery Growth Fund
VT OTC & Emerging Growth Fund

Eric Harthun	VT Growth and Income Fund	None
Classic Equity Fund

Pamela Holding	VT International Growth and Income Fund	None

Darren Jaroch	None	VT International Growth and Income Fund

Joseph Joseph	VT Capital Opportunities Fund	VT Capital Appreciation Fund
International Capital Opportunities Fund

Austin Kairnes	None	VT Equity Income Fund

Name	Portfolio Leader	Portfolio Member

Jeffrey Kaufman	None	VT Diversified Income Fund
Master Intermediate Income Trust
Premier Income Trust

Robert Kea	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Geoffrey Kelley	None	VT The George Putnam Fund of Boston

David L. King	VT New Value Fund	VT Growth and Income Fund
Convertible Income-Growth Trust
High Income Securities Fund

Jeffrey Knight	VT Global Asset Allocation Fund	VT The George Putnam Fund of Boston
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

William Kohli	VT Diversified Income Fund	None
Global Income Trust
Master Intermediate Income Trust
Premier Income Trust

Shigeki Makino	VT Global Equity Fund	None

Jeanne Mockard	VT The George Putnam Fund of Boston	None

Kelly Morgan	VT Growth Opportunities Fund	None
VT Research Fund
VT Voyager Fund

Gerald Moore	None	VT Capital Opportunities Fund

Kevin Murphy	None	VT Diversified Income Fund
VT Income Fund
Master Intermediate Income Trust
Premier Income Trust
VT Utilities Growth and Income Fund

Michael Petro	None	VT Small Cap Value Fund

James Polk	VT Mid Cap Value Fund	None

Michael Salm	None	VT American Government Fund
Global Income Fund
VT Income Fund
U.S. Government Fund

Robert Salvin	High Income Securities Fund	Convertible Income-Growth Trust
VT High Yield Fund
High Yield Advantage Fund

Paul Scanlon	VT High Yield Fund	VT Diversified Income Fund
	Floating Rate Income Fund	Master Intermediate Income Trust
	High Yield Advantage Fund	Premier Income Trust

Robert Schoen	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Denise Selden	None	VT International New Opportunities Fund

H. David Shea	None	VT International New Opportunities Fund

Edward Shadek	VT Mid Cap Value Fund	None
VT Small Cap Value Fund

Raman Srivastava	None	VT The George Putnam Fund of Boston
Global Income Fund
VT Income Fund

Name	Portfolio Leader	Portfolio Member

Jonathan Topper	None	VT Money Market Fund
Prime Money Market Fund
Tax Exempt Money Market Fund

Franz Valencia	None	VT Capital Opportunities Fund
International Capital Opportunities Fund

Richard Weed	VT Discovery Growth Fund	VT New Opportunities Fund
VT OTC & Emerging Growth Fund
Small Cap Growth Fund

James Wiess	VT Investors Fund	None
VT Capital Appreciation Fund
Tax Smart Equity Fund®

Michael Yogg	VT Utilities Growth and Income Fund	None

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2007, to June 30, 2007. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2007. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During all or a portion of the period, all of the VT funds limited their expenses; had they not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/07		ENDED 6/30/07

	Class IA	Class IB	Class IA	Class IB

VT American Government Income Fund
Expenses paid per $1,000	$3.10	$4.34	$3.11	$4.36
Ending value (after expenses)	$1,015.00	$1,013.20	$1,021.72	$1,020.48
Annualized expense ratio	0.62%	0.87%	0.62%	0.87%
Lipper peer group avg. expense ratio*	0.62%	0.87%	0.62%	0.87%

VT Capital Appreciation Fund
Expenses paid per $1,000	$4.11	$5.40	$4.01	$5.26
Ending value (after expenses)	$1,073.60	$1,072.60	$1,020.83	$1,019.59
Annualized expense ratio	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio*	0.83%	1.08%	0.83%	1.08%

VT Capital Opportunities Fund
Expenses paid per $1,000	$4.59	$5.88	$4.41	$5.66
Ending value (after expenses)	$1,101.60	$1,100.10	$1,020.43	$1,019.19
Annualized expense ratio	0.88%	1.13%	0.88%	1.13%
Lipper peer group avg. expense ratio*	0.98%	1.23%	0.98%	1.23%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/07		ENDED 6/30/07

	Class IA	Class IB	Class IA	Class IB

VT Discovery Growth Fund
Expenses paid per $1,000	$4.37	$5.68	$4.16	$5.41
Ending value (after expenses)	$1,121.50	$1,119.90	$1,020.68	$1,019.44
Annualized expense ratio	0.83%	1.08%	0.83%	1.08%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%

VT Diversified Income Fund
Expenses paid per $1,000	$3.76	$5.01	$3.76	$5.01
Ending value (after expenses)	$1,021.80	$1,021.00	$1,021.08	$1,019.84
Annualized expense ratio	0.75%	1.00%	0.75%	1.00%
Lipper peer group avg. expense ratio*	0.76%	1.01%	0.76%	1.01%

VT Equity Income Fund
Expenses paid per $1,000	$4.02	$5.31	$3.91	$5.16
Ending value (after expenses)	$1,080.00	$1,078.80	$1,020.93	$1,019.69
Annualized expense ratio	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%

VT The George Putnam Fund of Boston
Expenses paid per $1,000	$3.55	$4.81	$3.51	$4.76
Ending value (after expenses)	$1,044.40	$1,043.50	$1,021.32	$1,020.08
Annualized expense ratio	0.70%	0.95%	0.70%	0.95%
Lipper peer group avg. expense ratio*	0.78%	1.03%	0.78%	1.03%

VT Global Asset Allocation Fund
Expenses paid per $1,000	$3.92	$5.18	$3.86	$5.11
Ending value (after expenses)	$1,051.20	$1,050.00	$1,020.98	$1,019.74
Annualized expense ratio	0.77%	1.02%	0.77%	1.02%
Lipper peer group avg. expense ratio*	0.79%	1.04%	0.79%	1.04%

VT Global Equity Fund
Expenses paid per $1,000	$4.88	$6.20	$4.61	$5.86
Ending value (after expenses)	$1,138.60	$1,136.90	$1,020.23	$1,018.99
Annualized expense ratio	0.92%	1.17%	0.92%	1.17%
Lipper peer group avg. expense ratio*	0.87%	1.12%	0.87%	1.12%

VT Growth and Income Fund
Expenses paid per $1,000	$2.82	$4.09	$2.76	$4.01
Ending value (after expenses)	$1,064.70	$1,063.20	$1,022.07	$1,020.83
Annualized expense ratio	0.55%	0.80%	0.55%	0.80%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%

VT Growth Opportunities Fund
Expenses paid per $1,000	$4.06	$5.32	$4.01	$5.26
Ending value (after expenses)	$1,046.90	$1,044.50	$1,020.83	$1,019.59
Annualized expense ratio	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%

VT Health Sciences Fund
Expenses paid per $1,000	$4.21	$5.47	$4.16	$5.41
Ending value (after expenses)	$1,045.80	$1,044.40	$1,020.68	$1,019.44
Annualized expense ratio	0.83%	1.08%	0.83%	1.08%
Lipper peer group avg. expense ratio*	1.00%	1.25%	1.00%	1.25%

VT High Yield Fund
Expenses paid per $1,000	$3.74	$5.00	$3.71	$4.96
Ending value (after expenses)	$1,038.60	$1,036.30	$1,021.12	$1,019.89
Annualized expense ratio	0.74%	0.99%	0.74%	0.99%
Lipper peer group avg. expense ratio*	0.74%	0.99%	0.74%	0.99%

VT Income Fund
Expenses paid per $1,000	$2.90	$4.14	$2.91	$4.16
Ending value (after expenses)	$1,014.60	$1,013.80	$1,021.92	$1,020.68
Annualized expense ratio	0.58%	0.83%	0.58%	0.83%
Lipper peer group avg. expense ratio*	0.58%	0.83%	0.58%	0.83%

VT International Equity Fund
Expenses paid per $1,000	$4.56	$5.87	$4.36	$5.61
Ending value (after expenses)	$1,113.40	$1,112.30	$1,020.48	$1,019.24
Annualized expense ratio	0.87%	1.12%	0.87%	1.12%
Lipper peer group avg. expense ratio*	1.01%	1.26%	1.01%	1.26%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/07		ENDED 6/30/07

	Class IA	Class IB	Class IA	Class IB

VT International Growth and Income Fund
Expenses paid per $1,000	$4.87	$6.17	$4.66	$5.91
Ending value (after expenses)	$1,110.40	$1,109.00	$1,020.18	$1,018.94
Annualized expense ratio	0.93%	1.18%	0.93%	1.18%
Lipper peer group avg. expense ratio*	0.93%	1.18%	0.93%	1.18%

VT International New Opportunities Fund
Expenses paid per $1,000	$5.89	$7.21	$5.56	$6.80
Ending value (after expenses)	$1,139.10	$1,137.70	$1,019.29	$1,018.05
Annualized expense ratio	1.11%	1.36%	1.11%	1.36%
Lipper peer group avg. expense ratio*	1.11%	1.36%	1.11%	1.36%

VT Investors Fund
Expenses paid per $1,000	$3.87	$5.14	$3.81	$5.06
Ending value (after expenses)	$1,054.30	$1,052.70	$1,021.03	$1,019.79
Annualized expense ratio	0.76%	1.01%	0.76%	1.01%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%

VT Mid Cap Value Fund
Expenses paid per $1,000	$4.53	$5.83	$4.36	$5.61
Ending value (after expenses)	$1,099.80	$1,098.40	$1,020.48	$1,019.24
Annualized expense ratio	0.87%	1.12%	0.87%	1.12%
Lipper peer group avg. expense ratio*	0.91%	1.16%	0.91%	1.16%

VT Money Market Fund
Expenses paid per $1,000	$2.36	$3.61	$2.36	$3.61
Ending value (after expenses)	$1,024.70	$1,023.40	$1,022.46	$1,021.22
Annualized expense ratio	0.47%	0.72%	0.47%	0.72%
Lipper peer group avg. expense ratio*	0.50%	0.75%	0.50%	0.75%

VT New Opportunities Fund
Expenses paid per $1,000	$3.60	$4.88	$3.51	$4.76
Ending value (after expenses)	$1,074.00	$1,072.90	$1,021.32	$1,020.08
Annualized expense ratio	0.70%	0.95%	0.70%	0.95%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%

VT New Value Fund
Expenses paid per $1,000	$3.86	$5.14	$3.76	$5.01
Ending value (after expenses)	$1,074.40	$1,072.90	$1,021.08	$1,019.84
Annualized expense ratio	0.75%	1.00%	0.75%	1.00%
Lipper peer group avg. expense ratio*	0.83%	1.08%	0.83%	1.08%

VT OTC & Emerging Growth Fund
Expenses paid per $1,000	$4.88	$6.21	$4.56	$5.81
Ending value (after expenses)	$1,161.20	$1,158.60	$1,020.28	$1,019.04
Annualized expense ratio	0.91%	1.16%	0.91%	1.16%
Lipper peer group avg. expense ratio*	0.90%	1.15%	0.90%	1.15%

VT Research Fund
Expenses paid per $1,000	$4.07	$5.35	$3.96	$5.21
Ending value (after expenses)	$1,077.70	$1,076.00	$1,020.88	$1,019.64
Annualized expense ratio	0.79%	1.04%	0.79%	1.04%
Lipper peer group avg. expense ratio*	0.83%	1.08%	0.83%	1.08%

VT Small Cap Value Fund
Expenses paid per $1,000	$4.38	$5.66	$4.26	$5.51
Ending value (after expenses)	$1,076.60	$1,075.30	$1,020.58	$1,019.34
Annualized expense ratio	0.85%	1.10%	0.85%	1.10%
Lipper peer group avg. expense ratio*	1.01%	1.26%	1.01%	1.26%

VT Utilities Growth and Income Fund
Expenses paid per $1,000	$4.22	$5.52	$4.06	$5.31
Ending value (after expenses)	$1,100.10	$1,098.60	$1,020.78	$1,019.54
Annualized expense ratio	0.81%	1.06%	0.81%	1.06%
Lipper peer group avg. expense ratio*	0.83%	1.08%	0.83%	1.08%

VT Vista Fund
Expenses paid per $1,000	$3.90	$5.18	$3.81	$5.06
Ending value (after expenses)	$1,069.50	$1,068.00	$1,021.03	$1,019.79
Annualized expense ratio	0.76%	1.01%	0.76%	1.01%
Lipper peer group avg. expense ratio*	0.90%	1.15%	0.90%	1.15%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/07		ENDED 6/30/07

	Class IA	Class IB	Class IA	Class IB

VT Voyager Fund
Expenses paid per $1,000	$3.39	$4.66	$3.36	$4.61
Ending value (after expenses)	$1,043.30	$1,042.20	$1,021.47	$1,020.23
Annualized expense ratio	0.67%	0.92%	0.67%	0.92%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%

* Putnam is committed to keeping fund expenses below the Lipper peer group average expense ratio and will limit our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods. The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 6/30/07.

Risk comparison

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

Each fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2007. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Note: Morningstar Risk® is not shown for money market funds.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2007 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and, for certain funds in Putnam Variable Trust, their sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2007, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and, as applicable, sub-management contract, effective July 1, 2007. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

In addition, in anticipation of the sale of Putnam Investments to Great-West Lifeco, at a series of meetings ending in March 2007, the Trustees reviewed and approved new management and distribution arrangements to take effect upon the change of control. Shareholders of all funds approved the management contracts in May 2007, and the change of control transaction was completed on August 3, 2007. Upon the change of control, the management contracts that were approved by the Trustees in June 2007 automatically terminated and were replaced by new contracts that had been approved by shareholders. In connection with their review for the June 2007 continuance of the Putnam funds’ management contracts, the Trustees did not identify any facts or circumstances that would alter the substance of the conclusions and recommendations they made in their review of the contracts to take effect upon the change of control.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2006 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT American Government Income Fund	26	32

Putnam VT Capital Appreciation Fund	5	45

Putnam VT Capital Opportunities Fund	1	39

Putnam VT Discovery Growth Fund	1	45

Putnam VT Diversified Income Fund	71	50

Putnam VT Equity Income Fund	13	53

Putnam VT The George Putnam Fund of Boston	52	44

Putnam VT Global Asset Allocation Fund	67	75

Putnam VT Global Equity Fund	56	28

Putnam VT Growth and Income Fund	7	7

Putnam VT Growth Opportunities Fund	7	55

Putnam VT Health Sciences Fund	56	44

Putnam VT High Yield Fund	66	55

Putnam VT Income Fund	86	36

Putnam VT International Equity Fund	21	17

Putnam VT International Growth and Income Fund	34	31

Putnam VT International New Opportunities Fund	74	68

Putnam VT Investors Fund	28	31

Putnam VT Mid Cap Value Fund	39	61

Putnam VT Money Market Fund	59	66

Putnam VT New Opportunities Fund	18	9

Putnam VT New Value Fund	43	29

Putnam VT OTC & Emerging Growth Fund	21	21

Putnam VT Research Fund	12	28

Putnam VT Small Cap Value Fund	29	14

Putnam VT Utilities Growth and Income Fund	71	14

Putnam VT Vista Fund	7	14

Putnam VT Voyager Fund	10	10

(Because a fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.)

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management had committed to maintain at least through 2007. In anticipation of the change of control of Putnam Investments, the Trustees requested, and received a commitment from Putnam Management and Great-West Lifeco, to extend this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2007, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2006. This additional expense limitation will be applied to Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund, Putnam VT International New Opportunities Fund, and Putnam VT Money Market Fund.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, and to consider the potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the funds in Putnam Variable Trust, the Trustees considered the Lipper peer group percentile rankings of the funds’ class IA total return performance results. This information is shown in the following table. These rankings were determined on a cumulative-return basis and are for the one-, three-, and five-year periods ended March 31, 2007 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds). Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. More recent Lipper performance ranking information for the funds is included later in this section. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
IA Share as of 3/31/07	period	period	period

Putnam VT American Government Income Fund	34% (68)	97% (59)	91% (43)
Lipper VP (Underlying Funds) — General U.S. Government Funds

Putnam VT Capital Appreciation Fund	19% (158)	26% (119)	30% (89)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT Capital Opportunities Fund	19% (126)	11% (108)	—
Lipper VP (Underlying Funds) — Small-Cap Core Funds

Putnam VT Discovery Growth Fund	32% (158)	42% (119)	49% (89)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT Diversified Income Fund	38% (50)	29% (44)	25% (36)
Lipper VP (Underlying Funds) — General Bond Funds

Putnam VT Equity Income Fund	33% (60)	72% (49)	—
Lipper VP (Underlying Funds) — Equity Income Funds

Putnam VT The George Putnam Fund of Boston	13% (173)	67% (101)	74% (78)
Lipper VP (Underlying Funds) — Balanced Funds

Putnam VT Global Asset Allocation Fund	23% (151)	39% (101)	30% (77)
Lipper VP (Underlying Funds) — Mixed-Asset Target Alloc. Growth Funds

Putnam VT Global Equity Fund	34% (26)	53% (22)	50% (17)
Lipper VP (Underlying Funds) — Global Core Funds

Putnam VT Growth and Income Fund	77% (98)	73% (87)	68% (61)
Lipper VP (Underlying Funds) — Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	39% (198)	84% (183)	92% (138)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

Putnam VT Health Sciences Fund	72% (38)	41% (31)	64% (21)
Lipper VP (Underlying Funds) — Specialty/Miscellaneous Funds

Putnam VT High Yield Fund	9% (108)	18% (88)	21% (76)
Lipper VP (Underlying Funds) — High Current Yield Funds

Putnam VT Income Fund	5% (40)	24% (37)	49% (32)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	16% (132)	42% (123)	68% (100)
Lipper VP (Underlying Funds) — International Core Funds

Putnam VT International Growth and Income Fund	41% (36)	25% (31)	32% (24)
Lipper VP (Underlying Funds) — International Value Funds

Putnam VT International New Opportunities Fund	19% (64)	32% (49)	34% (47)
Lipper VP (Underlying Funds) — International Growth Funds

Putnam VT Investors Fund	79% (213)	18% (193)	14% (160)
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	55% (65)	13% (56)	—
Lipper VP (Underlying Funds) — Mid-Cap Value Funds

	One-year	Three-year	Five-year
IA Share as of 3/31/07	period	period	period

Putnam VT Money Market Fund	29% (108)	28% (103)	27% (93)
Lipper VP (Underlying Funds) — Money Market Funds

Putnam VT New Opportunities Fund	58% (158)	41% (119)	45% (89)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT New Value Fund	50% (83)	50% (75)	27% (51)
Lipper VP (Underlying Funds) — Multi-Cap Value Funds

Putnam VT OTC & Emerging Growth Fund	18% (149)	53% (134)	73% (108)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Research Fund	77% (202)	76% (153)	82% (118)
Lipper VP (Underlying Funds) — Multi-Cap Core Funds

Putnam VT Small Cap Value Fund	35% (39)	34% (35)	43% (20)
Lipper VP (Underlying Funds) — Small-Cap Value Funds

Putnam VT Utilities Growth and Income Fund	31% (32)	70% (25)	64% (21)
Lipper VP (Underlying Funds) — Utility Funds

Putnam VT Vista Fund	89% (149)	43% (134)	66% (108)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Voyager Fund	67% (198)	83% (183)	82% (138)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust and further examined their performance for the one-, three-, and five-year periods ended March 31, 2007. In this regard, the Trustees considered the following actions taken by Putnam Management to address these funds’ performance:

Putnam VT American Government Income Fund — Putnam Management believes that one factor in Putnam VT American Government Income Fund’s 97th and 91st percentile performance in the three- and five-year periods, respectively, has been its selection of higher-quality bonds during recent periods, when lower-quality bonds have had strong relative performance. In addition, Putnam Management notes that this fund’s performance is measured against a small Lipper peer group with an extremely narrow dispersion of performance figures, which may create distortions in comparative information. Putnam Management continues to believe that the fund’s investment strategy and process is designed to produce attractive relative performance over longer periods.

Putnam VT Growth and Income Fund — Putnam VT Growth and Income Fund was in the 77th percentile of its Lipper category for the one-year period. In May of 2006, changes were made to the management team with the appointment of Eric Harthun as co-Portfolio leader (along with Josh Brooks) and the departure of Hugh Mullin and the retirement of Christopher Miller. These changes to management were designed to strengthen the fund’s investment process and stock selection, which uses a blend of fundamental and quantitative research. Putnam Management believes that with the new investment team, and despite disadvantageous market conditions in June and July of 2006 and in February and March of 2007, the fund is well positioned for a turn-around in performance.

Putnam VT Growth Opportunities Fund — Putnam VT Growth Opportunities Fund was in the fourth quartile for the three- and five-year periods. In an effort to clarify and strengthen the fund’s strategy for growth investing, management changes were made in February 2005 with Kelly Morgan and Rob Ginsberg taking over responsibility for the fund. Putnam Management believes that with the new investment team, and despite disadvantageous market conditions in February and March of 2007, the fund is well positioned for a turn-around in relative performance.

Putnam VT Investors Fund — Putnam VT Investors Fund was in the 79th percentile of its Lipper category for the one-year period. Putnam Management continues to have confidence in the investment process for this fund given its strong longer term record, recognizing the tendency for short term variability over a market cycle.

Putnam VT Research Fund — Putnam VT Research Fund was in the 77th percentile of its Lipper category for the one-year period, the 76th percentile for the three-year period and the 82nd percentile for the five-year period. Putnam Management believes that the fund’s investment process strategy and execution contributed to its relative underperformance during these periods. Over the last nine months, Putnam Management has made enhancements to its process and execution by refining the quantitative analysis brought to stock selection processes.

Putnam VT Vista Fund — Putnam VT Vista Fund was in the 89th percentile of its Lipper peer group for the one-year period. The fund’s portfolio leader, Kevin Divney, is aggressively reviewing and reevaluating the investment process by focusing on rank ordering of stocks and strengthening fundamental analysis.

Putnam VT Voyager Fund — Putnam VT Voyager was in the 83rd percentile for its Lipper category for the three-year period and the 82nd percentile for the five-year period. In an effort to clarify and strengthen the fund’s strategy for growth investing, management changes were made in February 2005 with Kelly Morgan and Rob Ginsberg taking over responsibility for the fund. Putnam Management believes that with the new investment team, and despite disadvantageous market conditions in February and March of 2007, the fund is well positioned for a turn-around in relative performance.

* * *

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, each of which provides benefits to affiliates of Putnam Management. In the case of the custodian agreement, the Trustees considered that, effective January 1, 2007, the Putnam funds had engaged State Street Bank and Trust Company as custodian and began to transition the responsibility for providing custody services away from PFTC.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the funds’ class IA total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-, five-, and ten-year periods ended on the most recent calendar quarter (June 30, 2007). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/07	period	period	period

Putnam VT American Government Income Fund	3% (2/69)	96% (44/45)	—
Lipper VP (Underlying Funds) — General U.S. Government Funds

Putnam VT Capital Appreciation Fund	69% (146/213)	38% (44/117)	—
Lipper VP (Underlying Funds) — Multi-Cap Core Funds

Putnam VT Capital Opportunities Fund	20% (23/120)	—	—
Lipper VP (Underlying Funds) — Small-Cap Core Funds

Putnam VT Discovery Growth Fund	27% (44/162)	49% (44/90)	—
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT Diversified Income Fund	41% (20/48)	17% (6/35)	60% (9/14)
Lipper VP (Underlying Funds) — General Bond Funds

Putnam VT Equity Income Fund	16% (9/58)	—	—
Lipper VP (Underlying Funds) — Equity Income Funds

Putnam VT The George Putnam Fund of Boston	54% (96/180)	89% (71/79)	—
Lipper VP (Underlying Funds) — Balanced Funds

Putnam VT Global Asset Allocation Fund	76% (125/165)	55% (42/76)	79% (36/45)
Lipper VP (Underlying Funds) — Mixed-Asset Target Alloc Growth Funds

Putnam VT Global Equity Fund	25% (7/28)	28% (5/17)	86% (6/6)
Lipper VP (Underlying Funds) — Global Core Funds

Putnam VT Growth and Income Fund	72% (71/98)	75% (51/67)	72% (15/20)
Lipper VP (Underlying Funds) — Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	71% (137/194)	89% (128/143)	—
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

Putnam VT Health Sciences Fund	79% (25/31)	89% (23/25)	—
Lipper VP (Underlying Funds) — Health/Biotechnology Funds

Putnam VT High Yield Fund	13% (13/105)	23% (17/74)	36% (14/38)
Lipper VP (Underlying Funds) — High Current Yield Funds

Putnam VT Income Fund	3% (1/40)	32% (11/34)	66% (17/25)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	14% (18/132)	63% (68/107)	16% (7/45)
Lipper VP (Underlying Funds) — International Core Funds

Putnam VT International Growth and Income Fund	37% (14/37)	42% (10/23)	29% (4/13)
Lipper VP (Underlying Funds) — International Value Funds

Putnam VT International New Opportunities Fund	31% (22/71)	39% (19/48)	53% (12/22)
Lipper VP (Underlying Funds) — International Growth Funds

Putnam VT Investors Fund	61% (121/199)	16% (23/152)	—
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	70% (45/64)	—	—
Lipper VP (Underlying Funds) — Mid-Cap Value Funds

	One-year	Five-year	Ten-year
IA Share as of 6/30/07	period	period	period

Putnam VT Money Market Fund	26% (28/108)	27% (24/91)	27% (18/67)
Lipper VP (Underlying Funds) — Money Market Funds

Putnam VT New Opportunities Fund	70% (114/162)	48% (43/90)	72% (23/31)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT New Value Fund	49% (42/85)	27% (16/60)	40% (8/19)
Lipper VP (Underlying Funds) — Multi-Cap Value Funds

Putnam VT OTC & Emerging Growth Fund	13% (19/151)	58% (64/110)	—
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Research Fund	64% (135/213)	85% (100/117)	—
Lipper VP (Underlying Funds) — Multi-Cap Core Funds

Putnam VT Small Cap Value Fund	30% (12/40)	35% (9/25)	—
Lipper VP (Underlying Funds) — Small-Cap Value Funds

Putnam VT Utilities Growth and Income Fund	57% (18/31)	66% (15/22)	70% (7/9)
Lipper VP (Underlying Funds) — Utility Funds

Putnam VT Vista Fund	94% (142/151)	74% (82/110)	83% (23/27)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Voyager Fund	76% (147/194)	86% (123/143)	56% (28/49)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C.

You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Putnam VT American Government Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.0%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
April 15, 2028 to October 15, 2032	$243,224	$248,729
6s, April 15, 2028	142,294	142,574
		391,303

U.S. Government Agency Mortgage Obligations (22.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
January 1, 2030 to July 1, 2031	305,215	320,081
7 1/2s, with due dates from
October 1, 2014 to October 1, 2015	45,021	46,540
7s, with due dates from
November 1, 2026 to July 1, 2032	2,056,795	2,130,986
6s, with due dates from May 1,
2021 to August 1, 2021	393,109	394,722
5 1/2s, December 1, 2033	575,058	557,515
5 1/2s, October 1, 2018	430,402	426,451
5s, with due dates from May 1,
2018 to November 1, 2018	5,314,827	5,158,082
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
August 1, 2029 to June 1, 2032	435,594	456,920
7s, with due dates from December 1,
2028 to December 1, 2035	4,206,852	4,339,080
6 1/2s, October 1, 2034	29,515	29,910
6 1/2s, TBA, July 1, 2037	800,000	807,438
6s, July 1, 2021	1,981,306	1,990,361
6s, TBA, July 1, 2037	2,340,000	2,314,224
5 1/2s, with due dates from
June 1, 2036 to May 1, 2037	1,966,256	1,897,299
5 1/2s, with due dates from
June 1, 2014 to December 1, 2020	3,351,393	3,313,727
5 1/2s, TBA, July 1, 2037	2,200,000	2,120,766
5s, with due dates from March 1,
2021 to October 1, 2035	299,303	281,851
5s, May 1, 2020	3,353	3,246
4 1/2s, with due dates from
November 1, 2020 to October 1, 2035	545,642	500,355
4 1/2s, with due dates from
August 1, 2020 to September 1, 2020	2,917,760	2,772,214
4 1/2s, TBA, July 1, 2022	1,500,000	1,423,125
		31,284,893

Total U.S. government and agency
mortgage obligations (cost $32,290,513)		$31,676,196

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)*

Principal amount		Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,653,197
Federal Farm Credit Bank 5 3/4s,
January 18, 2011	10,000,000	10,160,770

Total U.S. government agency obligations
(cost $11,558,037)		$11,813,967

U.S. TREASURY OBLIGATIONS (16.5%)*

Principal amount		Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,452,135
6 1/4s, May 15, 2030	11,505,000	13,153,450
U.S. Treasury Notes 4 1/4s,
August 15, 2013	4,307,000	4,158,947

Total U.S. treasury obligations (cost $22,340,556)		$22,764,532

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)*

Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$80,000	$78,748
Ser. 04-3, Class A5, 5.481s, 2039	30,000	29,550
Ser. 06-5, Class A4, 5.414s, 2047	95,000	92,174
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO (Interest only),
0.366s, 2034	1,246,171	4,139
Ser. 05-E, Class 2, IO, 0.306s, 2035	3,342,403	18,613
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.962s, 2046	186,000	185,753
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO,
2.167s, 2046	1,271,289	46,084
Ser. 07-23CB, Class A, 5s, 2037	2,597,000	86,837
IFB Ser. 06-6CB, Class 1A3, IO,
zero %, 2036	1,592,440	2,737
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	40,000	39,124
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042	304,475	324,303
IFB Ser. 06-62, Class PS, 7.98s, 2036	238,413	248,115
IFB Ser. 06-49, Class SE, 7.72s, 2036	204,574	210,097
IFB Ser. 06-76, Class QB, 7.68s, 2036	299,928	310,989
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	169,857	177,056
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	89,182	92,964
Ser. 02-14, Class A2, 7 1/2s, 2042	58,973	61,106
Ser. 01-T10, Class A2, 7 1/2s, 2041	388,599	401,681
Ser. 02-T4, Class A3, 7 1/2s, 2041	114,950	118,861
Ser. 01-T12, Class A2, 7 1/2s, 2041	158,887	164,089
Ser. 01-T3, Class A1, 7 1/2s, 2040	762	787
Ser. 99-T2, Class A1, 7 1/2s, 2039	62,722	65,423
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	210,481	218,030
Ser. 02-T1, Class A3, 7 1/2s, 2031	500,149	518,111
Ser. 00-T6, Class A1, 7 1/2s, 2030	220,266	228,023

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Fannie Mae
Ser. 01-T5, Class A3, 7 1/2s, 2030	$2,262	$2,338
IFB Ser. 06-63, Class SP, 7.38s, 2036	325,682	331,849
IFB Ser. 06-60, Class TK, 7.32s, 2036	105,922	105,744
IFB Ser. 06-104, Class GS, 7.046s, 2036	103,559	103,741
Ser. 02-26, Class A1, 7s, 2048	299,357	307,190
Ser. 04-W12, Class 1A3, 7s, 2044	159,035	163,830
Ser. 04-T3, Class 1A3, 7s, 2044	337,128	347,105
Ser. 04-T2, Class 1A3, 7s, 2043	117,673	121,172
Ser. 03-W8, Class 2A, 7s, 2042	1,100,502	1,131,015
Ser. 03-W3, Class 1A2, 7s, 2042	111,832	114,744
Ser. 02-T16, Class A2, 7s, 2042	777,321	797,452
Ser. 02-T19, Class A2, 7s, 2042	479,434	492,081
Ser. 02-14, Class A1, 7s, 2042	396,043	405,903
Ser. 01-T10, Class A1, 7s, 2041	215,989	221,002
Ser. 02-T4, Class A2, 7s, 2041	490,986	502,571
Ser. 01-W3, Class A, 7s, 2041	91,827	94,292
Ser. 04-W1, Class 2A2, 7s, 2033	812,539	836,233
IFB Ser. 06-104, Class ES, 6.85s, 2036	124,716	126,117
Ser. 371, Class 2, IO, 6 1/2s, 2036	350,128	90,104
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	276,037	279,175
Ser. 07-76, Class SA, IO, 6s, 2037	312,000	14,504
IFB Ser. 06-104, Class CS, 5.76s, 2036	152,513	142,631
IFB Ser. 05-74, Class CS, 5.39s, 2035	337,205	324,081
IFB Ser. 06-115, Class ES, 5.28s, 2036	110,756	107,553
IFB Ser. 05-74, Class CP, 5.243s, 2035	295,456	284,702
IFB Ser. 07-30, Class FS, 5.187s, 2037	266,927	242,558
IFB Ser. 06-27, Class SP, 5.06s, 2036	201,000	193,126
IFB Ser. 06-8, Class HP, 5.06s, 2036	232,861	219,978
IFB Ser. 06-8, Class WK, 5.06s, 2036	363,181	340,193
IFB Ser. 05-106, Class US, 5.06s, 2035	355,778	341,470
IFB Ser. 05-99, Class SA, 5.06s, 2035	176,327	168,494
IFB Ser. 05-115, Class NQ, 4.988s, 2036	84,599	77,616
IFB Ser. 05-114, Class SP, 4.95s, 2036	100,965	92,992
IFB Ser. 05-74, Class DM, 4.877s, 2035	346,946	326,457
IFB Ser. 06-60, Class CS, 4.583s, 2036	145,104	127,253
IFB Ser. 05-106, Class JC, 3.628s, 2035	198,241	168,503
IFB Ser. 05-72, Class SB, 3.575s, 2035	124,504	113,011
IFB Ser. 05-83, Class QP, 3.562s, 2034	118,393	104,557
IFB Ser. 05-57, Class MN, 3.303s, 2035	247,142	231,704
IFB Ser. 07-W6, Class 6A2, IO,
2.48s, 2037	193,644	12,375
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	111,708	10,278
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	295,724	21,730
IFB Ser. 07-W6, Class 5A2, IO,
1.97s, 2037	249,869	14,797
IFB Ser. 07-W4, Class 4A2, IO,
1.96s, 2037	873,548	48,307
IFB Ser. 07-W2, Class 3A2, IO,
1.96s, 2037	342,457	18,595
IFB Ser. 05-113, Class DI, IO,
1.91s, 2036	3,803,686	220,809

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class SI, IO,
1.83s, 2036	$328,758	$21,993
IFB Ser. 06-60, Class DI, IO,
1 3/4s, 2035	107,155	5,629
IFB Ser. 05-65, Class KI, IO,
1.68s, 2035	4,973,046	255,168
IFB Ser. 07-39, Class PI, IO,
1.44s, 2037	209,000	10,684
IFB Ser. 07-30, Class WI, IO,
1.44s, 2037	1,178,502	55,562
IFB Ser. 07-W4, Class 3A2, IO,
1.43s, 2037	846,378	36,733
IFB Ser. 07-28, Class SE, IO,
1.43s, 2037	211,242	12,823
IFB Ser. 07-W2, Class 2A2, IO,
1.43s, 2037	451,246	21,061
IFB Ser. 06-128, Class SH, IO,
1.43s, 2037	279,170	13,372
IFB Ser. 06-56, Class SM, IO,
1.43s, 2036	269,112	12,943
IFB Ser. 06-12, Class SD, IO,
1.43s, 2035	1,110,849	62,874
IFB Ser. 05-90, Class SP, IO,
1.43s, 2035	548,731	26,888
IFB Ser. 07-W5, Class 2A2, IO,
1.42s, 2037	120,941	4,475
IFB Ser. 07-30, Class IE, IO,
1.42s, 2037	581,584	37,611
IFB Ser. 06-123, Class CI, IO,
1.42s, 2037	485,004	28,634
IFB Ser. 06-123, Class UI, IO,
1.42s, 2037	225,665	11,887
IFB Ser. 05-82, Class SY, IO,
1.41s, 2035	1,419,442	62,965
IFB Ser. 07-15, Class BI, IO,
1.38s, 2037	375,386	19,305
IFB Ser. 06-23, Class SC, IO,
1.38s, 2036	302,194	16,337
IFB Ser. 05-95, Class CI, IO,
1.38s, 2035	372,008	20,135
IFB Ser. 05-84, Class SG, IO,
1.38s, 2035	627,880	34,641
IFB Ser. 05-104, Class NI, IO,
1.38s, 2035	432,118	22,600
IFB Ser. 05-83, Class QI, IO,
1.37s, 2035	98,529	6,081
IFB Ser. 05-83, Class SL, IO,
1.35s, 2035	1,120,769	53,585
IFB Ser. 07-63, Class SB, IO,
1.33s, 2037	1,447,000	65,517
IFB Ser. 06-114, Class IS, IO,
1.33s, 2036	262,651	13,133
IFB Ser. 06-115, Class IE, IO,
1.32s, 2036	191,656	9,597

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-117, Class SA, IO,
1.32s, 2036	$296,081	$14,097
IFB Ser. 06-121, Class SD, IO,
1.32s, 2036	201,478	9,920
IFB Ser. 06-109, Class SG, IO,
1.31s, 2036	158,682	7,771
IFB Ser. 06-109, Class SH, IO,
1.3s, 2036	233,325	14,037
IFB Ser. 07-W6, Class 4A2, IO,
1.28s, 2037	961,452	42,214
IFB Ser. 06-128, Class SC, IO,
1.28s, 2037	492,886	23,363
IFB Ser. 06-44, Class IS, IO,
1.28s, 2036	245,114	11,217
IFB Ser. 06-45, Class SM, IO,
1.28s, 2036	467,369	19,537
IFB Ser. 06-8, Class JH, IO,
1.28s, 2036	912,466	52,845
IFB Ser. 06-96, Class ES, IO,
1.26s, 2036	131,080	6,257
IFB Ser. 06-85, Class TS, IO,
1.24s, 2036	459,716	19,456
IFB Ser. 06-61, Class SE, IO,
1.23s, 2036	357,593	14,280
IFB Ser. 03-124, Class ST, IO,
1.18s, 2034	207,217	7,771
IFB Ser. 07-30, Class JS, IO,
1.12s, 2037	804,339	35,486
IFB Ser. 07-30, Class LI, IO,
1.12s, 2037	319,651	15,843
IFB Ser. 07-W2, Class 1A2, IO,
1.11s, 2037	1,206,238	49,962
IFB Ser. 07-W4, Class 2A2, IO,
1.1s, 2037	976,580	35,840
Ser. 07-54, Class IA, IO, 1.09s, 2037	270,276	13,104
IFB Ser. 07-54, Class IB, IO, 1.09s, 2037	270,276	13,104
IFB Ser. 07-54, Class IC, IO, 1.09s, 2037	270,276	13,104
IFB Ser. 07-54, Class ID, IO, 1.09s, 2037	270,276	13,104
IFB Ser. 07-54, Class IE, IO, 1.09s, 2037	270,276	13,104
IFB Ser. 07-54, Class IF, IO, 1.09s, 2037	402,433	19,511
IFB Ser. 07-54, Class UI, IO, 1.09s, 2037	315,965	15,703
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	880,901	41,608
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	1,169,715	53,297
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	651,119	29,211
IFB Ser. 06-123, Class LI, IO, 1s, 2037	437,455	18,891
Ser. 03-W10, Class 3A, IO,
0.891s, 2043	9,537,388	163,954
Ser. 03-W10, Class 1A, IO,
0.881s, 2043	7,909,833	117,532
Ser. 03-T2, Class 2, IO, 0.822s, 2042	4,799,016	108,633
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	484,231	17,455
IFB Ser. 07-32, Class SD, IO,
0.79s, 2037	320,470	12,015

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-30, Class UI, IO,
0.78s, 2037	$266,290	$10,081
IFB Ser. 07-32, Class SC, IO,
0.78s, 2037	428,274	15,915
IFB Ser. 07-1, Class CI, IO,
0.78s, 2037	313,468	11,006
IFB Ser. 05-74, Class SE, IO,
0.78s, 2035	1,892,541	54,174
IFB Ser. 05-82, Class SI, IO,
0.78s, 2035	1,342,987	38,466
IFB Ser. 07-W4, Class 1A2, IO,
0.77s, 2037	3,919,287	119,538
IFB Ser. 07-W5, Class 1A2, IO,
0.76s, 2037	604,030	15,101
IFB Ser. 05-74, Class NI, IO,
0.76s, 2035	1,665,637	61,827
Ser. 03-W6, Class 51, IO, 0.68s, 2042	1,497,366	24,587
Ser. 06-115, Class SN, zero %, 2036	163,251	175,185
Ser. 372, Class 1, PO (Principal only),
zero %, 2036	1,381,424	998,804
Ser. 367, Class 1, PO, zero %, 2036	87,313	60,682
Ser. 363, Class 1, PO, zero %, 2035	2,644,954	1,847,296
Ser. 04-38, Class AO, PO, zero %, 2034	205,748	145,234
Ser. 04-61, Class CO, PO, zero %, 2031	444,000	342,671
Ser. 07-31, Class TS, IO, zero %, 2009	785,933	3,580
Ser. 07-15, Class IM, IO, zero %, 2009	304,476	1,657
Ser. 07-16, Class TS, IO, zero %, 2009	1,261,840	5,272
FRB Ser. 05-79, Class FE, zero %, 2035	55,259	60,055
FRB Ser. 05-45, Class FG, zero %, 2035	86,294	82,564
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	1,122,191	1,166,391
Ser. T-42, Class A5, 7 1/2s, 2042	157,477	162,186
Ser. T-60, Class 1A2, 7s, 2044	211,516	217,771
Ser. T-59, Class 1A2, 7s, 2043	460,772	475,106
Ser. T-55, Class 1A2, 7s, 2043	272,301	278,794
Freddie Mac
IFB Ser. 3012, Class GP, 2.62s, 2035	155,105	141,320
IFB Ser. 3202, Class PS, 7.32s, 2036	207,714	209,231
IFB Ser. 3153, Class SX, 6.65s, 2036	488,696	489,861
Ser. 3326, Class WF, 6s, 2037	220,000	213,219
Ser. 3326, Class YF, 6s, 2037	131,000	144,493
IFB Ser. 3081, Class DC, 5.22s, 2035	140,498	131,120
IFB Ser. 3316, Class KS, 5.187s, 2037	140,286	126,239
IFB Ser. 3114, Class GK, 5.12s, 2036	90,525	83,767
IFB Ser. 2979, Class AS, 4.767s, 2034	82,747	76,461
IFB Ser. 3153, Class UT, 4.51s, 2036	285,844	255,505
IFB Ser. 3065, Class DC, 3.9s, 2035	219,123	191,488
IFB Ser. 3031, Class BS, 3.425s, 2035	303,763	266,965
IFB Ser. 2594, Class SE, IO, 1.73s, 2030	380,552	15,885
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	200,843	10,878

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	$810,099	$45,255
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	202,599	13,224
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	308,041	16,615
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	159,428	8,458
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	1,042,080	57,185
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	231,114	12,388
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	4,677,012	210,600
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	392,890	18,797
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	223,943	8,991
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	526,374	29,815
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	1,427,789	76,581
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	122,692	5,691
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	203,272	12,271
IFB Ser. 3244, Class SB, IO, 1.34s, 2036	226,060	11,429
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	265,004	13,425
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	618,000	27,982
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	426,381	20,901
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	777,067	39,193
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	1,405,338	55,023
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	374,472	20,062
IFB Ser. 3240, Class S, IO, 1.3s, 2036	748,466	41,139
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	154,923	9,209
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	303,287	16,725
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	216,312	12,797
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	347,146	16,288
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	949,551	43,760
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	440,885	19,935
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	392,395	17,641
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	350,986	17,809
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	257,692	11,090
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	407,183	20,069
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	887,881	43,730
IFB Ser. 3012, Class UI, IO, 1.1s, 2035	376,917	15,692
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	378,262	19,305
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	378,262	19,305
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	378,262	19,305
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	378,262	19,305
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	538,526	27,485
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	456,984	21,174
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	427,298	14,412
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	676,638	26,561
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	188,848	5,873
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	433,237	11,105
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	1,126,925	43,392
IFB Ser. 3012, Class IG, IO, 0.76s, 2035	1,378,095	47,699
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	201,434	5,499
Ser. 246, PO, zero %, 2037	984,570	710,942
Ser. 3300, PO, zero %, 2037	137,322	101,024
Ser. 242, PO, zero %, 2036	2,496,754	1,817,298
Ser. 239, PO, zero %, 2036	456,593	327,343

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Freddie Mac
Ser. 236, PO, zero %, 2036	$170,978	$123,979
FRB Ser. 3239, Class BF, zero %, 2036	230,640	268,136
FRB Ser. 3231, Class XB, zero %, 2036	156,036	159,932
FRB Ser. 3231, Class X, zero %, 2036	103,664	115,281
FRB Ser. 3030, Class CF, zero %, 2035	96,223	94,391
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 10.56s, 2037	117,819	131,323
IFB Ser. 05-84, Class SB, 3.7s, 2035	111,468	99,208
IFB Ser. 05-68, Class DP, 3.614s, 2035	837,705	755,043
IFB Ser. 05-84, Class SL, 3.1s, 2035	573,659	492,844
IFB Ser. 05-66, Class SP, 3.1s, 2035	263,542	226,627
IFB Ser. 05-7, Class NP, 2.959s, 2033	81,221	74,699
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	341,827	21,602
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	147,894	10,496
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	147,894	10,443
IFB Ser. 07-26, Class SG, IO, 1.53s, 2037	424,088	23,439
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	1,052,037	54,811
IFB Ser. 07-25, Class SA, IO, 1.48s, 2037	360,168	18,189
IFB Ser. 07-25, Class SB, IO, 1.48s, 2037	705,412	35,623
IFB Ser. 07-26, Class LS, IO, 1.48s, 2037	881,325	49,339
IFB Ser. 07-26, Class SA, IO, 1.48s, 2037	1,014,981	49,522
IFB Ser. 07-26, Class SD, IO, 1.48s, 2037	505,159	26,854
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	224,609	13,433
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	216,442	10,953
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	1,015,248	39,293
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	533,276	22,656
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	386,595	17,833
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	1,842,247	68,369
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035	5,972,301	263,434
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037	259,200	7,989
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	437,454	13,155
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	538,769	17,713
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	469,526	16,026
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	693,631	22,246
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	256,687	7,967
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	581,199	17,597
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	553,685	16,627
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	25,000	24,063
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	100,000	97,672
Ser. 04-GG2, Class A6, 5.396s, 2038	405,000	395,657
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.842s, 2035	203,160	200,531
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045	107,000	104,676
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	205,725
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	140,821

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (30.6%)* continued

Principal amount		Value

Key Commercial Mortgage Ser. 07-SL1,
Class A2, 5.76s, 2040	$712,000	$691,697
Key Commerical Mortgage Ser. 07-SL1,
Class A1, 5.497s, 2040	563,520	553,417
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	153,711
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 8.16s, 2036	185,152	184,709
FRB Ser. 07-5, Class 4A2, 5.64s, 2037	343,018	340,280
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	685,137	31,429
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	820,553	38,739
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	1,268,379	55,697
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	185,849	771
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	226,200	3,303
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	616,158	1,733
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	46,000	44,439
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	353,295
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	183,591
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.361s, 2035	501,581	499,590
Residential Asset Securitization Trust IFB
Ser. 06-A7CB, Class 1A6, IO, 0.23s, 2036	107,825	746
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	403,973	383,910
Structured Adjustable Rate Mortgage
Loan Trust FRB
Ser. 05-18, Class 6A1, 5.251s, 2035	268,543	265,997
Wachovia Bank Commercial Mortgage
Trust Ser. 04-C15, Class A4, 4.803s, 2041	288,000	271,053
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class A1, 5.308s, 2049	1,297,318	1,271,777
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 5.262s, 2036	306,327	302,570
Ser. 05-AR2, Class 2A1, 4.545s, 2035	167,519	164,293
Ser. 04-R, Class 2A1, 4.36s, 2034	172,645	169,192
Ser. 05-AR9, Class 1A2, 4.354s, 2035	357,069	350,306
Ser. 05-AR12, Class 2A5, 4.319s, 2035	2,092,000	2,029,514
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	45,093

Total collateralized mortgage obligations
(cost $44,152,678)		$42,165,026

PURCHASED OPTIONS OUTSTANDING (4.7%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with Lehman Brothers for the right
to pay a fixed rate swap of 5.19%
versus the three month
USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	$18,099,000	$715,254
Option on an interest rate swap
with Lehman Brothers for the
right to receive a fixed rate swap
of 5.19% versus the three month
USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	18,099,000	63,328
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.235% versus the three month
USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	8,725,000	372,484
Option on an interest rate swap
with Goldman Sachs, International
for the right to pay a fixed rate
swap of 5.16% versus the three
month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	7,657,000	357,724
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.45% versus the three month
USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45	7,986,000	257,715
Option on an interest rate swap
with Deutschbank for the right to
pay a fixed rate swap of 5.385%
versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	4,783,000	213,092
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.315% versus the three month
USD-LIBOR-BBA maturing on
April 08, 2009.	Apr-09/5.315	3,492,000	168,271
Option on an interest rate swap
with Goldman Sachs, International
for the right to pay a fixed rate
swap of 5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	3,492,000	166,236
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.45% versus the three month
USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45	7,986,000	100,838

Putnam VT American Government Income Fund

PURCHASED OPTIONS OUTSTANDING (4.7%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the right to
receive a fixed rate swap of 5.775%
versus the three month
USD-LIBOR-BBA maturing
July 1, 2018.	Jun-08/5.775	$17,093,000	$413,189
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the right to
pay a fixed rate swap of 5.775%
versus the three month
USD-LIBOR-BBA maturing
July 1, 2018.	Jun-08/5.775	17,093,000	337,501
Option on an interest rate swap
with Deutschbank for the right
to receive a fixed rate swap of
5.385% versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	4,783,000	80,881
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 5.235% versus the three
month USD-LIBOR-BBA
maturing on May 08, 2018.	May-08/5.235	8,725,000	66,336
Option on an interest rate swap
with Goldman Sachs, International
for the right to receive a fixed rate
swap of 5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	3,492,000	55,374
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.315% versus the three month
USD-LIBOR-BBA maturing on
April 08, 2009.	Apr-09/5.315	3,492,000	53,667
Option on an interest rate swap
with Goldman Sachs, International
for the right to receive a fixed rate
swap of 5.16% versus the three
month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	7,657,000	51,179
Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.1975% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.1975	996,000	44,904
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.22% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	996,000	43,524

PURCHASED OPTIONS OUTSTANDING (4.7%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 5.1975% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.1975	$996,000	$7,577
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.22% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	996,000	7,443
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.115% versus the three month
USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	58,517,000	2,701,759
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.115% versus the three month
USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	58,517,000	183,182

Total purchased options outstanding (cost $6,337,042)			$6,461,458

ASSET-BACKED SECURITIES (1.5%)*

	Principal amount	Value

Bear Stearns Asset Backed Securities
Trust IFB
Ser. 07-AC5, Class A6, IO, 1.23s, 2037	$1,035,000	$31,373
Countrywide Home Loans Ser. 06-0A5,
Class X, IO, 2.022s, 2046	1,029,420	36,995
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
0.8s, 2035	1,672,138	47,360
IFB Ser. 05-R2, Class 1AS, IO,
0.421s, 2035	4,540,037	132,206
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	96,030	101,056
Ser. 05-RP3, Class 1A3, 8s, 2035	307,123	320,164
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	251,816	259,232
Residential Asset Mortgage
Products, Inc. FRB
Ser. 06-RZ2, Class A2, 5.49s, 2036	509,000	508,364
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	6,078,000	153,956
Ser. 07-4, Class 1A4, IO, 5s, 2037	6,078,000	161,189
Terwin Mortgage Trust 144A FRB Ser.
06-9HGA, Class A1, 5.4s, 2037	293,374	293,053

Total asset-backed securities (cost $2,219,342)		$2,044,948

Putnam VT American Government Income Fund

SHORT-TERM INVESTMENTS (22.1%)*

Principal amount/shares		Value

Interest in $778,000,000 joint
tri-party repurchase agreement
dated June 29, 2007 with Bank
of America Sec, LLC, due July 2,
2007 with respect to various
U.S. Government obligations —
maturity value of $30,013,325
for an effective yield of 5.33%
(collateralized by a Fannie Mae
security with a yield of 5.00%
and a due date of July 1, 2035,
valued at $793,660,000 )	$30,000,000	$30,000,000
U.S. Treasury Bills for an
effective yield of 4.86%,
September 27, 2007 #	217,000	214,422
U.S. Treasury Bills for an
effective yield of 4.17%,
July 19, 2007 #	217,000	216,548

Total short-term investments (cost $30,430,970)		$30,430,970

Total investments (cost $149,329,138)		$147,357,097

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Long)	156	$36,968,100	Mar-08	$(135,289)
Euro-Dollar
90 day (Long)	89	21,058,513	Sep-09	(130,417)
Euro-Dollar
90 day (Short)	287	68,029,763	Sep-08	377,019
U.S. Treasury
Bond 20 yr (Short)	227	24,459,250	Sep-07	325,808
U.S. Treasury
Note 2 yr (Short)	214	43,609,188	Sep-07	(43,762)
U.S. Treasury
Note 5 yr (Long)	5	520,391	Sep-07	4,522
U.S. Treasury
Note 10 yr (Long)	685	72,406,641	Sep-07	(174,537)

Total				$223,344

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $3,908,873) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 4.55% versus the
three month USD-
LIBOR-BBA maturing
on July 5, 2017.	$7,330,000	Jul-07/4.55	$1

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $3,908,873) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with Lehman
Brothers International for
the obligation to receive
a fixed rate of 5.225%
versus the three month
USD-LIBOR-BBA
maturing March 5, 2018.	$3,058,000	Mar-08/5.225	$122,554
Option on an interest
rate swap with Citibank,
N.A. for the obligation to
receive a fixed rate
of 5.7% versus the three
month USD-LIBOR-
BBA maturing
on May 14, 2018.	1,733,000	May-08/5.70	36,913
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
obligation to pay a fixed
rate of 5.835% versus the
three month USD-
LIBOR-BBA maturing
June 18, 2018.	3,614,000	Jun-08/5.835	95,363
Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the
obligation to receive a
fixed rate of 5.835 versus
the three month USD-
LIBOR-BBA maturing
June 18, 2018.	3,614,000	Jun-08/5.835	62,822
Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the
obligation to pay a fixed
rate of 5.84% versus the
three month USD-
LIBOR-BBA maturing
June 18, 2018.	12,047,000	Jun-08/5.84	320,342
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
obligation to receive a
fixed rate of 5.84% versus
the three month
USD-LIBOR-BBA
maturing June 18, 2018.	12,047,000	Jun-08/5.84	207,534

Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $3,908,873) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with Citibank,
N.A. for the obligation to
pay a fixed rate of 5.7%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2018.	$1,733,000	May-08/5.70	$33,967
Option on an interest
rate swap with Lehman
Brothers International for
the obligation to pay a
fixed rate of 5.225%
versus the three month
USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar-08/5.225	18,755
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 4.55% versus
the three month
USD-LIBOR-BBA
maturing on July 5, 2017.	7,330,000	Jul-07/4.55	623,109

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $3,908,873) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.32% versus
the three month USD-
LIBOR-BBA maturing on
January 9, 2022.	$28,847,000	Jan-12/5.32	$1,786,775
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.32% versus
the three month
USD-LIBOR-BBA
maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	713,357

Total			$4,021,492

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07
(proceeds receivable $2,403,102) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$400,000	7/12/07	$403,719
FNMA, 6s, July 1, 2037	1,840,000	7/12/07	1,819,731
FNMA, 5s, July 1, 2037	200,000	7/12/07	187,281

Total			$2,410,731

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(9,483)

104,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	3,728

180,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	561

9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	409,383

26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	919,672

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	210,517

Citibank, N.A.
11,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(197,113)

30,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	315

41,900,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	(94,126)

Credit Suisse International
158,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	4,072

362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(5,948)

Goldman Sachs International
110,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	1,409

7,420,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(57,761)

771,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(32,645)

7,336,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(510,940)

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued
$33,067,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	$146,028

7,351,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(465,678)

32,646,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	112,338

19,020,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	75,483

100,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	2,367

JPMorgan Chase Bank, N.A.
3,200,000	10/16/16	5.3345%	3 month USD-LIBOR-BBA	73,321

100,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	489

8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	388,007

3,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	11,118

9,100,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	45,201

16,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	217,834

996,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(51,157)

7,841,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(117,062)

10,723,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(43,423)

3,137,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(33,226)

798,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(13,764)

148,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	6,422

7,330,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(460,055)

32,563,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	109,919

11,000,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	273,170

7,910,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	213,686

108,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	1,337

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	241,839

15,406,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(182,523)

Lehman Brothers International (Europe)
6,601,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(33,859)

18,629,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(155,982)

6,175,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	80,499

16,667,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	(504,149)

Lehman Brothers Special Financing, Inc.
1,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(10,270)

700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	23,614

1,470,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	19,122

8,040,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	75,238

23,609,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	314,829

Morgan Stanley Capital Services, Inc.
46,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	1,009

Total				$1,003,363

See page 269 for Notes to the Portfolios.

Putnam VT Capital Appreciation Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.4%)*

	Shares	Value

Advertising and Marketing Services (0.7%)
Greenfield Online, Inc. †	580	$9,228
Omnicom Group, Inc.	5,960	315,403
		324,631

Aerospace and Defense (3.3%)
Boeing Co. (The)	4,270	410,603
General Dynamics Corp.	5,380	420,824
Lockheed Martin Corp.	2,340	220,264
United Industrial Corp. (S)	1,210	72,576
United Technologies Corp.	7,640	541,905
		1,666,172

Airlines (0.5%)
Alaska Air Group, Inc. †	1,298	36,162
Continental Airlines, Inc. Class B †	1,403	47,520
ExpressJet Holdings, Inc. †	18,239	109,069
Midwest Express Holdings, Inc. †	3,990	59,930
		252,681

Automotive (2.4%)
Group 1 Automotive, Inc.	160	6,454
Harley-Davidson, Inc.	8,929	532,258
Johnson Controls, Inc.	3,220	372,779
Tenneco Automotive, Inc. †	8,538	299,172
		1,210,663

Banking (6.4%)
Anchor BanCorp Wisconsin, Inc.	480	12,571
Bank of America Corp.	20,240	989,534
BankUnited Financial Corp. Class A	700	14,049
Center Financial Corp.	176	2,978
City Bank	1,110	34,976
City Holding Co.	438	16,789
Commerce Bancorp, Inc.	28,500	1,054,215
Corus Bankshares, Inc. (S)	12,420	214,369
FirstFed Financial Corp. † (S)	4,330	245,641
Great Southern Bancorp, Inc.	80	2,164
Lakeland Financial Corp.	200	4,254
Republic Bancorp, Inc. Class A	157	2,605
Southwest Bancorp, Inc.	304	7,308
U.S. Bancorp	17,770	585,522
		3,186,975

Basic Materials (—%)
Ameron International Corp.	40	3,608
Foamex International, Inc. †	894	10,192
		13,800

Biotechnology (0.4%)
Albany Molecular Research, Inc. †	2,249	33,398
Applera Corp.- Applied Biosystems Group	1,638	50,025
Enzon Pharmaceuticals, Inc. †	1,486	11,665
Immunomedics, Inc. †	3,500	14,525

COMMON STOCKS (99.4%)* continued

	Shares	Value

Biotechnology continued
Quidel Corp. †	3,330	$58,475
Savient Pharmaceuticals, Inc. †	3,120	38,750
		206,838

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	2,611	37,128

Building Materials (0.6%)
Sherwin-Williams Co. (The)	4,520	300,444

Chemicals (0.8%)
Arch Chemicals, Inc.	230	8,082
FMC Corp.	874	78,127
Georgia Gulf Corp.	11,899	215,491
NewMarket Corp.	1,400	67,718
PolyOne Corp. †	670	4,817
		374,235

Commercial and Consumer Services (1.4%)
Chemed Corp.	1,925	127,608
Consolidated Graphics, Inc. †	904	62,629
Dun & Bradstreet Corp. (The)	2,220	228,616
ICT Group, Inc. †	520	9,729
Jackson Hewitt Tax Service, Inc.	2,868	80,619
Landauer, Inc.	370	18,223
Spherion Corp. †	933	8,761
Tech Data Corp. †	3,767	144,879
		681,064

Communications Equipment (2.6%)
Cisco Systems, Inc. †	35,851	998,450
Corning, Inc. †	10,720	273,896
Zhone Technologies, Inc. †	3,890	5,582
		1,277,928

Computers (3.7%)
Apple Computer, Inc. †	5,370	655,355
Brocade Communications Systems, Inc. †	39,812	311,330
Catapult Communications Corp. †	610	6,051
Checkpoint Systems, Inc. †	250	6,313
Cognos, Inc. (Canada) †	625	24,794
Dell, Inc. †	10,740	306,627
Emulex Corp. †	15,342	335,069
Magma Design Automation, Inc. †	1,491	20,934
Micros Systems, Inc. †	1,455	79,152
MTS Systems Corp.	189	8,443
SPSS, Inc. †	788	34,782
Trident Microsystems, Inc. †	3,359	61,638
		1,850,488

Conglomerates (0.8%)
Danaher Corp. (S)	5,410	408,455

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.4%)* continued

	Shares	Value

Construction (0.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	1,896	$71,555

Consumer (0.1%)
CSS Industries, Inc.	285	11,289
Helen of Troy, Ltd. (Bermuda) †	1,060	28,620
Hooker Furniture Corp.	825	18,513
		58,422

Consumer Finance (4.9%)
AmeriCredit Corp. †	1,457	38,683
Asta Funding, Inc. (S)	931	35,778
Capital One Financial Corp.	16,120	1,264,453
Countrywide Financial Corp.	26,633	968,110
IndyMac Bancorp, Inc. (S)	2,682	78,234
World Acceptance Corp. †	861	36,791
		2,422,049

Consumer Goods (2.3%)
Blyth Industries, Inc.	3,297	87,634
Chattem, Inc. † (S)	3,486	220,943
Clorox Co.	7,350	456,435
Procter & Gamble Co. (The)	6,300	385,497
		1,150,509

Consumer Services (0.5%)
Labor Ready, Inc. †	10,535	243,464
Visual Sciences, Inc. †	300	4,641
		248,105

Distribution (—%)
Huttig Building Products, Inc. †	720	5,450

Electric Utilities (0.2%)
UniSource Energy Corp.	3,340	109,853

Electrical Equipment (—%)
Insteel Industries, Inc.	959	17,262

Electronics (1.3%)
Amphenol Corp. Class A	7,220	257,393
Ansoft Corp. †	1,004	29,608
ASE Test, Ltd. (Taiwan) †	2,390	33,627
Greatbatch, Inc. †	1,178	38,167
LSI Logic Corp. †	2,366	17,769
Methode Electronics, Inc. Class A	1,957	30,627
Nam Tai Electronics, Inc. (Hong Kong)	2,610	31,111
Omnivision Technologies, Inc. †	1,125	20,374
Stoneridge, Inc. †	865	10,674
Synopsys, Inc. †	3,600	95,148
TriQuint Semiconductor, Inc. †	5,500	27,830
TTM Technologies, Inc. †	1,842	23,946
Zoran Corp. †	1,616	32,385
		648,659

COMMON STOCKS (99.4%)* continued

	Shares	Value

Energy (1.3%)
Grey Wolf, Inc. †	13,580	$111,899
NATCO Group, Inc. †	860	39,594
Parker Drilling Co. †	19,235	202,737
Tidewater, Inc.	2,230	158,062
Trico Marine Services, Inc. †	3,890	159,023
		671,315

Energy (Other) (—%)
Verenium Corp. †	1,353	6,860

Financial (3.3%)
Asset Acceptance Capital Corp. †	622	11,009
MGIC Investment Corp.	10,770	612,382
Radian Group, Inc.	18,536	1,000,944
		1,624,335

Food (0.1%)
M&F Worldwide Corp. †	770	51,267

Forest Products and Packaging (0.2%)
Buckeye Technologies, Inc. †	1,236	19,121
Graphic Packaging Corp. †	1,002	4,850
Louisiana-Pacific Corp.	947	17,917
Neenah Paper, Inc.	170	7,014
Universal Forest Products, Inc.	1,293	54,642
		103,544

Health Care Services (5.3%)
Aetna, Inc.	14,670	724,698
American Dental Partners, Inc. †	925	24,022
AMICAS, Inc. †	1,696	6,004
Express Scripts, Inc. †	7,600	380,076
Lincare Holdings, Inc. †	5,700	227,145
Medco Health Solutions, Inc. †	3,170	247,228
Odyssey Healthcare, Inc. †	977	11,587
Quest Diagnostics, Inc.	5,060	261,349
UnitedHealth Group, Inc.	15,390	787,045
		2,669,154

Homebuilding (0.9%)
NVR, Inc. †	689	468,348

Household Furniture and Appliances (0.6%)
American Woodmark Corp.	1,601	55,395
Conn’s, Inc. †	290	8,282
Kimball International, Inc. Class B	1,039	14,556
Select Comfort Corp. † (S)	13,165	213,536
Stanley Furniture Co., Inc.	900	18,486
		310,255

Insurance (6.4%)
American Financial Group, Inc.	423	14,445
American International Group, Inc.	17,690	1,238,827
American Physicians Capital, Inc. †	1,357	54,959

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.4%)* continued

	Shares	Value

Amerisafe, Inc. †	1,200	23,556

Insurance continued
CNA Surety Corp. †	2,185	$41,318
Commerce Group, Inc.	2,528	87,772
Delphi Financial Group Class A	1,813	75,820
EMC Insurance Group, Inc.	620	15,388
Endurance Specialty Holdings, Ltd. (Bermuda)	867	34,715
FBL Financial Group, Inc. Class A	90	3,539
FPIC Insurance Group, Inc. †	460	18,754
Hanover Insurance Group, Inc. (The)	514	25,078
Harleysville Group, Inc.	1,308	43,635
HCC Insurance Holdings, Inc.	11,072	369,916
Hilb, Rogal & Hamilton Co.	791	33,902
Horace Mann Educators Corp.	432	9,176
Infinity Property & Casualty Corp.	790	40,077
Midland Co. (The)	637	29,901
National Interstate Corp.	611	15,935
Odyssey Re Holdings Corp.	834	35,770
Presidential Life Corp.	77	1,514
Procentury Corp.	990	16,592
RenaissanceRe Holdings, Ltd. (Bermuda)	1,898	117,657
Safety Insurance Group, Inc.	1,530	63,342
SeaBright Insurance Holdings, Inc. †	1,510	26,395
Selective Insurance Group	2,806	75,425
Stancorp Financial Group	1,566	82,184
Triad Guaranty, Inc. †	3,153	125,899
W.R. Berkley Corp.	9,871	321,202
Zenith National Insurance Corp.	3,124	147,109
		3,189,802

Investment Banking/Brokerage (5.9%)
Bear Stearns Cos., Inc. (The)	8,130	1,138,200
Blackstone Group LP (The) †	4,900	143,423
E*Trade Financial Corp. †	11,640	257,128
Franklin Resources, Inc.	3,580	474,243
Goldman Sachs Group, Inc. (The)	4,390	951,533
		2,964,527

Leisure (—%)
Steinway Musical Instruments, Inc.	163	5,638

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp. †	7,250	262,885

Machinery (1.7%)
Applied Industrial Technologies, Inc.	1,176	34,692
Cascade Corp.	1,216	95,383
Caterpillar, Inc.	5,300	414,990
Gardner Denver, Inc. †	1,370	58,294
Manitowoc Co., Inc. (The)	1,992	160,117
NACCO Industries, Inc. Class A	200	31,098
Regal-Beloit Corp.	680	31,647
Wabtec Corp.	573	20,932

COMMON STOCKS (99.4%)* continued

	Shares	Value

		847,153

Manufacturing (1.2%)
ITT Corp.	5,500	$375,540
Lydall, Inc. †	565	8,255
Teleflex, Inc.	2,350	192,183
		575,978

Media (1.3%)
Walt Disney Co. (The)	19,300	658,902

Medical Technology (1.4%)
Bausch & Lomb, Inc.	570	39,581
Becton, Dickinson and Co.	3,100	230,950
Edwards Lifesciences Corp. †	1,233	60,836
Immucor, Inc. †	4,866	136,102
Medical Action Industries, Inc. †	668	12,064
Mentor Corp.	5,537	225,245
		704,778

Metal Fabricators (0.1%)
USEC, Inc. †	1,477	32,464

Metals (1.8%)
AK Steel Holding Corp. †	972	36,324
Cleveland-Cliffs, Inc.	4,222	327,923
Quanex Corp.	4,663	227,088
Shiloh Industries, Inc.	288	3,508
Steel Dynamics, Inc.	7,118	298,315
		893,158

Other (0.3%)
iShares Russell 2000 Index Fund	1,123	93,097
iShares Russell 2000 Value Index Fund	171	26,910
iShares Russell Midcap Growth Index Fund	170	19,377
S&P Midcap 400 Depository Receipts
(MidCap SPDR Trust Series 1)	198	32,264
		171,648

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	2,471	45,714

Oil & Gas (5.4%)
Apache Corp.	3,270	266,799
Callon Petroleum Co. †	1,115	15,800
Calumet Specialty Products Partners, LP	360	17,496
ConocoPhillips	6,190	485,915
Hess Corp.	8,080	476,397
Meridian Resource Corp. †	1,764	5,327
Occidental Petroleum Corp.	12,272	710,303
St. Mary Land & Exploration Co.	3,181	116,488
Tesoro Corp.	1,230	70,295
Valero Energy Corp.	3,920	289,531
XTO Energy, Inc.	3,880	233,188
		2,687,539

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.4%)* continued

	Shares	Value

Pharmaceuticals (3.6%)
Alpharma, Inc. Class A	6,449	$167,738
Biovail Corp. (Canada)	2,398	60,957
Bradley Pharmaceuticals, Inc. †	3,455	75,008
Endo Pharmaceuticals Holdings, Inc. †	1,720	58,876
Johnson & Johnson	9,600	591,552
King Pharmaceuticals, Inc. †	14,999	306,880
Mylan Laboratories, Inc.	5,789	105,302
Sciele Pharma, Inc. †	1,493	35,175
Watson Pharmaceuticals, Inc. †	12,103	393,711
		1,795,199

Publishing (0.8%)
Journal Register Co.	1,365	6,115
McGraw-Hill Cos., Inc. (The)	5,690	387,375
		393,490

Real Estate (3.0%)
Anthracite Capital, Inc. (R)	3,980	46,566
Ashford Hospitality Trust, Inc. (R)	5,120	60,211
CBL & Associates Properties (R)	4,874	175,708
DiamondRock Hospitality Co. (R)	4,211	80,346
Entertainment Properties Trust (R)	254	13,660
Equity Inns, Inc. (R)	9,823	220,035
FelCor Lodging Trust, Inc. (R)	2,416	62,888
First Industrial Realty Trust (R)	380	14,729
Gramercy Capital Corp. (R)	1,575	43,376
Highland Hospitality Corp. (R)	8,214	157,709
Hospitality Properties Trust (R)	3,436	142,560
LTC Properties, Inc. (R)	1,841	41,883
Medical Properties Trust, Inc. (R)	1,006	13,309
National Health Investors, Inc. (R)	2,718	86,215
National Retail Properties, Inc. (R)	1,699	37,140
Nationwide Health Properties, Inc. (R)	1,852	50,374
NorthStar Realty Finance Corp. (R)	9,608	120,196
Omega Healthcare Investors, Inc. (R)	5,017	79,419
RAIT Investment Trust (R)	1,719	44,728
Resource Capital Corp. (R)	7	98
Winston Hotels, Inc. (R)	1,510	22,650
		1,513,800

Regional Bells (—%)
Cincinnati Bell, Inc. †	3,500	20,230

Restaurants (0.7%)
Burger King Holdings, Inc.	8,940	235,480
Denny’s Corp. †	1,774	7,894
Domino’s Pizza, Inc.	4,686	85,613
Luby’s, Inc. †	1,156	11,167
		340,154

Retail (8.9%)
Aeropostale, Inc. †	7,852	327,271
AnnTaylor Stores Corp. †	7,243	256,547

COMMON STOCKS (99.4%)* continued

	Shares	Value

Retail continued
Best Buy Co., Inc.	10,180	$475,101
Books-A-Million, Inc.	3,320	56,241
Brown Shoe Co., Inc.	1,450	35,264
Buckle, Inc. (The)	1,123	44,246
Cato Corp. (The) Class A	6,093	133,680
CSK Auto Corp. †	2,474	45,522
CVS Caremark Corp.	14,320	521,964
Dollar Tree Stores, Inc. †	8,452	368,085
Home Depot, Inc. (The)	14,920	587,102
Ingles Markets, Inc. Class A	337	11,610
Movie Gallery, Inc. † (S)	11,060	21,014
Nash Finch Co.	750	37,125
Nordstrom, Inc.	3,790	193,745
Payless ShoeSource, Inc. †	5,667	178,794
PC Mall, Inc. †	2,030	24,827
Perry Ellis International, Inc. †	825	26,540
Rent-A-Center, Inc. †	5,929	155,518
Staples, Inc.	12,340	292,828
Systemax, Inc.	1,654	34,420
Toro Co. (The)	3,744	220,484
USANA Health Sciences, Inc. † (S)	2,280	102,007
Wolverine World Wide, Inc.	10,723	297,134
		4,447,069

Schools (0.7%)
Career Education Corp. †	10,831	365,763

Semiconductor (0.9%)
Advanced Energy Industries, Inc. †	1,333	30,206
Applied Materials, Inc.	19,720	391,836
Asyst Technologies, Inc. †	1,600	11,568
Brooks Automation, Inc. †	200	3,630
Credence Systems Corp. †	900	3,240
Photronics, Inc. †	620	9,226
		449,706

Shipping (1.0%)
Accuride Corp. †	2,935	45,228
Arkansas Best Corp.	1,117	43,529
Overseas Shipholding Group	5,326	433,536
		522,293

Software (3.7%)
Epicor Software Corp. †	300	4,461
Microsoft Corp.	27,360	806,299
MicroStrategy, Inc. †	3,332	314,841
Oracle Corp. †	31,170	614,361
SYNNEX Corp. †	391	8,059
Websense, Inc. †	3,680	78,200
		1,826,221

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.4%)* continued

	Shares	Value

Staffing (0.1%)
Heidrick & Struggles International, Inc. †	800	$40,992

Technology (0.1%)
Amkor Technologies, Inc. †	3,057	48,148

Technology Services (1.7%)
Acxiom Corp.	7,161	189,408
COMSYS IT Partners, Inc. †	2,790	63,640
Harris Interactive, Inc. †	3,200	17,120
SonicWall, Inc. †	2,716	23,330
United Online, Inc.	19,811	326,683
Western Union Co. (The)	10,730	223,506
		843,687

Telecommunications (1.3%)
ADTRAN, Inc.	2,600	67,522
CenturyTel, Inc.	6,691	328,194
EMS Technologies, Inc. †	300	6,618
j2 Global Communications, Inc. †	3,182	111,052
Tessco Technologies, Inc. †	380	7,380
USA Mobility, Inc. †	3,165	84,695
UTStarcom, Inc. † (S)	8,326	46,709
		652,170

Textiles (0.3%)
Jones Apparel Group, Inc.	575	16,244
Kellwood Co.	2,685	75,502
Maidenform Brands, Inc. †	1,930	38,330
		130,076

Tobacco (0.1%)
Alliance One International, Inc. †	2,942	29,567
Universal Corp.	636	38,745
		68,312

Toys (0.7%)
Hasbro, Inc.	11,627	365,204

Transportation Services (0.1%)
HUB Group, Inc. Class A †	1,384	48,661

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	6,079	345,713
Noble International, Ltd.	693	14,165
Standard Motor Products, Inc.	1,040	15,631
		375,509

Total common stocks (cost $42,052,067)		$49,715,314

SHORT-TERM INVESTMENTS (2.1%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 5.28% to
5.53% and due dates ranging
from July 02, 2007 to
August 20, 2007 (d)	$997,593	$995,932
Putnam Prime Money Market Fund (e)	45,539	45,539

Total short-term investments (cost $1,041,471)		$1,041,471

Total investments (cost $43,093,538)		$50,756,785

See page 269 for Notes to the Portfolios.

Putnam VT Capital Opportunities Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.7%)*

	Shares	Value

Advertising and Marketing Services (—%)
Greenfield Online, Inc. †	1,400	$22,274

Aerospace and Defense (0.3%)
United Industrial Corp.	2,945	176,641

Airlines (1.3%)
Alaska Air Group, Inc. †	3,382	94,223
Continental Airlines, Inc. Class B †	3,734	126,471
ExpressJet Holdings, Inc. †	46,907	280,504
Midwest Express Holdings, Inc. †	10,089	151,537
		652,735

Automotive (1.5%)
Group 1 Automotive, Inc.	352	14,200
Tenneco Automotive, Inc. †	22,248	779,570
		793,770

Banking (2.8%)
Anchor BanCorp Wisconsin, Inc.	1,264	33,104
BankUnited Financial Corp. Class A	1,812	36,367
Center Financial Corp.	259	4,382
City Bank	2,953	93,049
City Holding Co.	1,225	46,954
Corus Bankshares, Inc.	32,373	558,758
FirstFed Financial Corp. †	11,252	638,326
Great Southern Bancorp, Inc.	194	5,248
Lakeland Financial Corp.	200	4,254
Republic Bancorp, Inc. Class A	231	3,832
Southwest Bancorp, Inc.	449	10,794
		1,435,068

Basic Materials (0.1%)
Ameron International Corp.	94	8,478
Foamex International, Inc. †	2,300	26,220
		34,698

Biotechnology (1.0%)
Albany Molecular Research, Inc. †	5,062	75,171
Applera Corp.— Applied Biosystems Group	4,301	131,353
Enzon Pharmaceuticals, Inc. †	4,163	32,680
Immunomedics, Inc. †	9,100	37,765
Quidel Corp. †	8,331	146,292
Savient Pharmaceuticals, Inc. †	8,604	106,862
		530,123

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	6,698	95,246

Chemicals (1.9%)
Arch Chemicals, Inc.	620	21,787
FMC Corp.	2,278	203,630
Georgia Gulf Corp.	31,025	561,863
NewMarket Corp.	3,701	179,017
PolyOne Corp. †	1,462	10,512
		976,809

COMMON STOCKS (99.7%)* continued

	Shares	Value

Commercial and Consumer Services (2.3%)
Chemed Corp.	5,008	$331,980
Consolidated Graphics, Inc. †	2,228	154,356
ICT Group, Inc. †	1,993	37,289
infoUSA, Inc.	476	4,865
Jackson Hewitt Tax Service, Inc.	7,168	201,492
Landauer, Inc.	926	45,606
Spherion Corp. †	2,326	21,841
Tech Data Corp. †	9,955	382,869
		1,180,298

Communications Equipment (—%)
Zhone Technologies, Inc. †	10,200	14,637

Computers (4.5%)
Brocade Communications Systems, Inc. †	104,555	817,620
Catapult Communications Corp. †	859	8,521
Checkpoint Systems, Inc. †	645	16,286
Cognos, Inc. (Canada) †	1,609	63,829
Emulex Corp. †	39,658	866,131
Magma Design Automation, Inc. †	3,892	54,644
Micros Systems, Inc. †	4,023	218,851
MTS Systems Corp.	705	31,492
SPSS, Inc. †	2,208	97,461
Trident Microsystems, Inc. †	8,405	154,232
		2,329,067

Construction (0.4%)
Builders FirstSource, Inc. †	1,411	22,661
Chicago Bridge & Iron Co., NV (Netherlands)	4,887	184,435
		207,096

Consumer (0.3%)
CSS Industries, Inc.	797	31,569
Helen of Troy, Ltd. (Bermuda) †	2,844	76,788
Hooker Furniture Corp.	1,900	42,636
		150,993

Consumer Finance (1.0%)
AmeriCredit Corp. †	3,719	98,739
Asta Funding, Inc.	2,384	91,617
IndyMac Bancorp, Inc.	7,429	216,704
World Acceptance Corp. †	2,413	103,107
		510,167

Consumer Goods (1.6%)
Blyth Industries, Inc.	8,545	227,126
Chattem, Inc. †	9,100	576,758
		803,884

Consumer Services (1.2%)
Labor Ready, Inc. †	27,316	631,273
Visual Sciences, Inc. †	800	12,376
		643,649

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Distribution (—%)
Huttig Building Products, Inc. †	1,887	$14,285

Electric Utilities (0.6%)
UniSource Energy Corp.	8,807	289,662

Electrical Equipment (0.1%)
Insteel Industries, Inc.	2,390	43,020

Electronics (1.9%)
Ansoft Corp. †	2,609	76,939
ASE Test, Ltd. (Taiwan) †	5,983	84,181
Greatbatch, Inc. †	2,875	93,150
LSI Logic Corp. †	6,040	45,360
Methode Electronics, Inc. Class A	4,975	77,859
Nam Tai Electronics, Inc. (Hong Kong)	6,538	77,933
Omnivision Technologies, Inc. †	2,946	53,352
Stoneridge, Inc. †	2,423	29,900
Synopsys, Inc. †	8,988	237,553
TriQuint Semiconductor, Inc. †	15,346	77,651
TTM Technologies, Inc. †	4,731	61,503
Zoran Corp. †	4,302	86,212
		1,001,593

Energy (3.4%)
Grey Wolf, Inc. †	33,987	280,053
Markwest Hydrocarbon, Inc.	200	11,486
NATCO Group, Inc. †	2,252	103,682
Parker Drilling Co. †	50,131	528,381
Tidewater, Inc.	5,807	411,600
Trico Marine Services, Inc. †	10,127	413,992
		1,749,194

Energy (Other) (—%)
Verenium Corp. †	1,993	10,105

Financial (1.5%)
Asset Acceptance Capital Corp. †	1,742	30,833
Radian Group, Inc.	13,713	740,502
		771,335

Food (0.3%)
M&F Worldwide Corp. †	1,993	132,694
Village Super Market, Inc. Class A	200	9,562
		142,256

Forest Products and Packaging (0.7%)
Albany International Corp.	826	33,403
Buckeye Technologies, Inc. †	3,179	49,179
Graphic Packaging Corp. †	1,476	7,144
Louisiana-Pacific Corp.	2,503	47,357
Neenah Paper, Inc.	443	18,278
Universal Forest Products, Inc.	4,753	200,862
		356,223

COMMON STOCKS (99.7%)* continued

	Shares	Value

Health Care Services (1.4%)
American Dental Partners, Inc. †	2,501	$64,951
AMICAS, Inc. †	2,927	10,362
Lincare Holdings, Inc. †	14,853	591,892
Odyssey Healthcare, Inc. †	2,817	33,410
		700,615

Homebuilding (1.0%)
NVR, Inc. †	777	528,166

Household Furniture and Appliances (1.5%)
American Woodmark Corp.	4,136	143,106
Conn’s, Inc. †	602	17,193
Kimball International, Inc. Class B	2,554	35,782
Select Comfort Corp. †	34,316	556,606
Stanley Furniture Co., Inc.	2,313	47,509
		800,196

Insurance (9.7%)
American Financial Group, Inc.	1,050	35,858
American Physicians Capital, Inc. †	3,410	138,105
Amerisafe, Inc. †	3,000	58,890
CNA Surety Corp. †	5,571	105,348
Commerce Group, Inc.	6,641	230,576
Delphi Financial Group Class A	4,633	193,752
EMC Insurance Group, Inc.	1,551	38,496
Endurance Specialty Holdings, Ltd. (Bermuda)	2,230	89,289
FBL Financial Group, Inc. Class A	206	8,100
FPIC Insurance Group, Inc. †	1,200	48,924
Hanover Insurance Group, Inc. (The)	1,427	69,623
Harleysville Group, Inc.	3,419	114,058
HCC Insurance Holdings, Inc.	28,735	960,036
Hilb, Rogal & Hamilton Co.	2,020	86,577
Horace Mann Educators Corp.	1,108	23,534
Infinity Property & Casualty Corp.	2,050	103,997
Midland Co. (The)	1,393	65,387
National Interstate Corp.	1,581	41,232
Odyssey Re Holdings Corp.	2,129	91,313
Presidential Life Corp.	200	3,932
Procentury Corp.	2,562	42,939
RenaissanceRe Holdings, Ltd. (Bermuda)	5,129	317,947
Safety Insurance Group, Inc.	3,826	158,396
SeaBright Insurance Holdings, Inc. †	3,789	66,232
Selective Insurance Group	7,351	197,595
Stancorp Financial Group	4,138	217,162
Triad Guaranty, Inc. †	8,336	332,856
W.R. Berkley Corp.	25,598	832,959
Zenith National Insurance Corp.	8,138	383,218
		5,056,331

Leisure (—%)
Steinway Musical Instruments, Inc.	425	14,701

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Machinery (2.4%)
Applied Industrial Technologies, Inc.	3,109	$91,716
Cascade Corp.	4,558	357,530
Gardner Denver, Inc. †	3,568	151,818
Manitowoc Co., Inc. (The)	5,333	428,667
NACCO Industries, Inc. Class A	511	79,455
Regal-Beloit Corp.	1,745	81,212
Wabtec Corp.	1,462	53,407
		1,243,805

Manufacturing (1.0%)
Lydall, Inc. †	1,450	21,185
Teleflex, Inc.	6,116	500,166
		521,351

Medical Technology (2.4%)
Bausch & Lomb, Inc.	1,323	91,869
Edwards Lifesciences Corp. †	3,170	156,408
Immucor, Inc. †	12,686	354,827
Medical Action Industries, Inc. †	1,744	31,497
Mentor Corp.	14,422	586,687
		1,221,288

Metal Fabricators (0.2%)
USEC, Inc. †	3,847	84,557

Metals (4.5%)
AK Steel Holding Corp. †	2,434	90,959
Cleveland-Cliffs, Inc.	11,089	861,283
Quanex Corp.	12,227	595,455
Shiloh Industries, Inc.	424	5,164
Steel Dynamics, Inc.	18,463	773,784
		2,326,645

Office Equipment & Supplies (0.2%)
Steelcase, Inc.	6,636	122,766

Oil & Gas (1.1%)
Callon Petroleum Co. †	3,125	44,281
Calumet Specialty Products Partners, LP	913	44,372
Meridian Resource Corp. †	3,956	11,947
St. Mary Land & Exploration Co.	8,252	302,188
Tesoro Corp.	3,287	187,852
		590,640

Other (0.9%)
iShares Russell 2000 Index Fund	3,270	271,083
iShares Russell 2000 Value Index Fund	493	77,583
iShares Russell Midcap Growth Index Fund	409	46,618
S&P Midcap 400 Depository Receipts
(MidCap SPDR Trust Series 1)	573	93,370
		488,654

COMMON STOCKS (99.7%)* continued

	Shares	Value

Pharmaceuticals (6.0%)
Alpharma, Inc. Class A	16,552	$430,518
Biovail Corp. (Canada)	6,175	156,969
Bradley Pharmaceuticals, Inc. †	9,467	205,529
Endo Pharmaceuticals Holdings, Inc. †	4,440	151,981
King Pharmaceuticals, Inc. †	39,071	799,393
Mylan Laboratories, Inc.	15,091	274,505
Sciele Pharma, Inc. †	3,896	91,790
Watson Pharmaceuticals, Inc. †	31,380	1,020,791
		3,131,476

Publishing (—%)
Journal Register Co.	2,967	13,292

Real Estate (7.6%)
Anthracite Capital, Inc. (R)	11,473	134,234
Ashford Hospitality Trust, Inc. (R)	13,172	154,903
CBL & Associates Properties (R)	12,695	457,655
DiamondRock Hospitality Co. (R)	11,679	222,835
Entertainment Properties Trust (R)	626	33,666
Equity Inns, Inc. (R)	25,609	573,642
FelCor Lodging Trust, Inc. (R)	5,849	152,249
First Industrial Realty Trust (R)	953	36,938
Gramercy Capital Corp. (R)	4,056	111,702
Highland Hospitality Corp. (R)	21,942	421,286
Hospitality Properties Trust (R)	8,999	373,369
LTC Properties, Inc. (R)	4,996	113,659
Medical Properties Trust, Inc. (R)	2,567	33,961
National Health Investors, Inc. (R)	6,999	222,008
National Retail Properties, Inc. (R)	4,229	92,446
Nationwide Health Properties, Inc. (R)	4,431	120,523
NorthStar Realty Finance Corp. (R)	25,607	320,344
Omega Healthcare Investors, Inc. (R)	12,263	194,123
RAIT Investment Trust (R)	4,481	116,596
Resource Capital Corp. (R)	16	224
Winston Hotels, Inc. (R)	3,793	56,895
		3,943,258

Regional Bells (0.1%)
Cincinnati Bell, Inc. †	8,286	47,893

Restaurants (0.5%)
Denny’s Corp. †	4,624	20,577
Domino’s Pizza, Inc.	12,214	223,150
Luby’s, Inc. †	3,239	31,289
		275,016

Retail (12.0%)
Aeropostale, Inc. †	20,309	846,479
AnnTaylor Stores Corp. †	18,950	671,209
Books-A-Million, Inc.	8,533	144,549
Brown Shoe Co., Inc.	3,651	88,792
Buckle, Inc. (The)	3,003	118,318

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Retail continued
Cato Corp. (The) Class A	15,864	$348,056
CSK Auto Corp. †	6,815	125,396
Dollar Tree Stores, Inc. †	22,048	960,190
Ingles Markets, Inc. Class A	944	32,521
Movie Gallery, Inc. †	28,484	54,120
Nash Finch Co.	1,960	97,020
Payless ShoeSource, Inc. †	14,763	465,773
PC Mall, Inc. †	5,217	63,804
Perry Ellis International, Inc. †	2,136	68,715
Rent-A-Center, Inc. †	15,702	411,863
Systemax, Inc.	4,303	89,545
Toro Co. (The)	9,796	576,886
USANA Health Sciences, Inc. †	6,063	271,259
Wolverine World Wide, Inc.	28,133	779,565
		6,214,060

Schools (1.8%)
Career Education Corp. †	28,229	953,293

Semiconductor (0.3%)
Advanced Energy Industries, Inc. †	3,464	78,494
Asyst Technologies, Inc. †	3,500	25,305
Brooks Automation, Inc. †	530	9,620
Credence Systems Corp. †	2,400	8,640
Photronics, Inc. †	1,593	23,704
		145,763

Shipping (2.6%)
Accuride Corp. †	7,540	116,191
Arkansas Best Corp.	2,817	109,778
Overseas Shipholding Group	13,770	1,120,878
		1,346,847

Software (2.0%)
Epicor Software Corp. †	1,000	14,870
MicroStrategy, Inc. †	8,712	823,197
SYNNEX Corp. †	994	20,486
Websense, Inc. †	9,586	203,703
		1,062,256

Staffing (0.2%)
Heidrick & Struggles International, Inc. †	2,200	112,728

Technology (0.2%)
Amkor Technologies, Inc. †	7,974	125,591

Technology Services (3.1%)
Acxiom Corp.	18,881	499,402
COMSYS IT Partners, Inc. †	7,173	163,616
Harris Interactive, Inc. †	6,600	35,310
SonicWall, Inc. †	7,609	65,361
United Online, Inc.	52,096	859,063
		1,622,752

COMMON STOCKS (99.7%)* continued

	Shares	Value

Telecommunications (3.2%)
ADTRAN, Inc.	6,445	$167,377
CenturyTel, Inc.	17,441	855,481
EMS Technologies, Inc. †	700	15,442
j2 Global Communications, Inc. †	8,454	295,045
Tessco Technologies, Inc. †	886	17,206
USA Mobility, Inc. †	7,919	211,912
UTStarcom, Inc. †	21,709	121,787
		1,684,250

Textiles (0.6%)
Jones Apparel Group, Inc.	1,458	41,189
Kellwood Co.	6,800	191,216
Maidenform Brands, Inc. †	4,829	95,904
		328,309

Tobacco (0.3%)
Alliance One International, Inc. †	7,869	79,083
Universal Corp.	1,604	97,716
		176,799

Toys (1.8%)
Hasbro, Inc.	30,193	948,362

Transportation Services (0.3%)
HUB Group, Inc. Class A †	3,612	126,998

Trucks & Parts (1.9%)
Autoliv, Inc. (Sweden)	15,788	897,862
Noble International, Ltd.	1,942	39,694
Standard Motor Products, Inc.	2,596	39,018
		976,574

Total common stocks (cost $43,934,585)		$51,870,060

SHORT-TERM INVESTMENTS (0.6%)* (cost $312,890)

	Shares	Value

Putnam Prime Money Market Fund (e)	312,890	$312,890

Total investments (cost $44,247,475)		$52,182,950

See page 269 for Notes to the Portfolios.

Putnam VT Discovery Growth Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (97.6%)*

	Shares	Value

Advertising and Marketing Services (1.3%)
FTD Group, Inc.	20,100	$370,041
Omnicom Group, Inc.	1,900	100,548
		470,589

Aerospace and Defense (3.3%)
Alliant Techsystems, Inc. †	2,600	257,790
Boeing Co. (The)	2,150	206,744
Curtiss-Wright Corp.	4,100	191,101
L-3 Communications Holdings, Inc.	1,850	180,172
Lockheed Martin Corp.	1,900	178,847
United Technologies Corp.	3,000	212,790
		1,227,444

Automotive (1.0%)
Harley-Davidson, Inc.	2,250	134,123
Tenneco Automotive, Inc. †	6,200	217,248
		351,371

Banking (0.9%)
Commerce Bancorp, Inc.	1,300	48,087
U.S. Bancorp	3,700	121,915
Wells Fargo & Co.	4,350	152,990
		322,992

Basic Materials (0.8%)
Ceradyne, Inc. †	4,000	295,840

Biotechnology (1.4%)
Genentech, Inc. †	950	71,877
Medicines Co. †	10,000	176,200
PDL BioPharma, Inc. † (S)	11,200	260,960
		509,037

Building Materials (1.2%)
American Standard Cos., Inc.	1,300	76,674
Genlyte Group, Inc. (The) †	2,000	157,080
Sherwin-Williams Co. (The)	3,400	225,998
		459,752

Commercial and Consumer Services (4.0%)
Chemed Corp.	3,800	251,902
Dun & Bradstreet Corp. (The)	700	72,086
Equifax, Inc.	6,850	304,277
Jackson Hewitt Tax Service, Inc.	7,100	199,581
Morningstar, Inc. †	3,100	145,778
Navigant Consulting, Inc. †	7,000	129,920
Pre-Paid Legal Services, Inc. †	3,000	192,930
Sotheby’s Holdings, Inc. Class A	2,603	119,790
Watson Wyatt Worldwide, Inc. Class A	1,166	58,860
		1,475,124

COMMON STOCKS (97.6%)* continued

	Shares	Value

Communications Equipment (2.1%)
Cisco Systems, Inc. †	11,350	$316,098
Harris Corp.	2,856	155,795
Qualcomm, Inc.	2,550	110,645
Tekelec †	13,500	194,670
		777,208

Computers (4.2%)
ANSYS, Inc. †	8,800	233,200
Apple Computer, Inc. †	1,900	231,876
Avocent Corp. †	6,800	197,268
Dell, Inc. †	3,730	106,492
Electronics for Imaging, Inc. †	5,700	160,854
Jack Henry & Associates, Inc.	8,900	229,175
National Instruments Corp.	12,000	390,840
		1,549,705

Conglomerates (0.5%)
Danaher Corp.	2,250	169,875

Construction (0.5%)
Chicago Bridge & Iron Co., NV (Netherlands)	117	4,416
Layne Christensen Co. †	4,300	176,085
		180,501

Consumer Finance (1.3%)
American Express Co.	1,700	104,006
Capital One Financial Corp.	2,050	160,802
Countrywide Financial Corp.	4,850	176,298
Mastercard, Inc. Class A	200	33,174
		474,280

Consumer Goods (0.6%)
Procter & Gamble Co. (The)	3,400	208,046

Consumer Services (0.8%)
Liberty Media Holding Corp. —
Interactive Class A †	2,300	51,359
Nutri/System, Inc. †	3,500	244,440
		295,799

Distribution (0.6%)
Beacon Roofing Supply, Inc. † (S)	13,400	227,666

Electrical Equipment (1.0%)
Superior Essex, Inc. †	3,700	138,195
WESCO International, Inc. †	3,600	217,620
		355,815

Electronics (5.4%)
Advanced Analogic Technologies, Inc. †	9,800	95,060
Altera Corp.	8,500	188,105
Amphenol Corp. Class A	11,800	420,670
Avnet, Inc. †	5,900	233,876
General Cable Corp. †	3,000	227,250

Putnam VT Discovery Growth Fund

COMMON STOCKS (97.6%)* continued

	Shares	Value

Electronics continued
Mentor Graphics Corp. †	8,400	$110,628
Microchip Technology, Inc.	1,400	51,856
RF Micro Devices, Inc. †	36,100	225,264
Spreadtrum Communications, Inc. ADR
(China) †	6,550	95,172
Trimble Navigation, Ltd. †	4,600	148,120
TTM Technologies, Inc. †	14,500	188,500
		1,984,501

Energy (3.6%)
Cameron International Corp. †	3,300	235,851
FMC Technologies, Inc. †	1,900	150,518
Grant Prideco, Inc. †	2,360	127,039
Halliburton Co.	3,400	117,300
Helix Energy Solutions Group, Inc. †	2,900	115,739
National-Oilwell Varco, Inc. †	3,600	375,264
Smith International, Inc. (S)	3,500	205,240
		1,326,951

Engineering & Construction (0.2%)
McDermott International, Inc. †	687	57,088

Entertainment (0.6%)
Town Sports International Holdings, Inc. †	11,900	229,908

Environmental (0.9%)
Foster Wheeler, Ltd. †	3,000	320,970

Financial (2.3%)
Advanta Corp. Class B	5,850	182,169
Assurant, Inc.	950	55,974
FCStone Group, Inc. †	1,415	81,094
IntercontinentalExchange, Inc. †	1,925	284,611
Moody’s Corp.	950	59,090
Nasdaq Stock Market, Inc. (The) †	5,800	172,318
		835,256

Health Care Services (6.3%)
Aetna, Inc.	1,500	74,100
Charles River Laboratories
International, Inc. †	4,600	237,452
DaVita, Inc. †	5,600	301,728
Express Scripts, Inc. †	2,400	120,024
Laboratory Corp. of America Holdings †	5,600	438,256
LifePoint Hospitals, Inc. †	5,300	205,004
Lincare Holdings, Inc. †	4,800	191,280
Medco Health Solutions, Inc. †	1,650	128,684
UnitedHealth Group, Inc.	3,849	196,838
WellCare Health Plans, Inc. †	2,700	244,377
WellPoint, Inc. †	2,450	195,584
		2,333,327

Homebuilding (0.2%)
NVR, Inc. †	84	57,099

COMMON STOCKS (97.6%)* continued

	Shares	Value

Household Furniture and Appliances (1.6%)
Select Comfort Corp. † (S)	11,000	$178,420
Whirlpool Corp.	3,700	411,440
		589,860

Insurance (1.6%)
American International Group, Inc.	5,050	353,652
Berkshire Hathaway, Inc. Class B †	28	100,940
Hilb, Rogal & Hamilton Co.	3,100	132,866
		587,458

Investment Banking/Brokerage (3.3%)
Affiliated Managers Group †	1,500	193,140
Bear Stearns Cos., Inc. (The)	1,600	224,000
BlackRock, Inc.	550	86,125
Blackstone Group LP (The) †	2,265	66,297
E*Trade Financial Corp. †	3,150	69,584
Franklin Resources, Inc.	550	72,859
Goldman Sachs Group, Inc. (The)	1,400	303,450
Penson Worldwide, Inc. †	6,100	149,633
T. Rowe Price Group, Inc.	1,200	62,268
		1,227,356

Lodging/Tourism (0.6%)
Las Vegas Sands Corp. †	1,050	80,210
Royal Caribbean Cruises, Ltd.	1,150	49,427
Wyndham Worldwide Corp. †	2,950	106,967
		236,604

Machinery (4.4%)
Caterpillar, Inc.	1,700	133,110
Cummins, Inc.	2,500	253,025
Gardner Denver, Inc. †	6,800	289,340
Joy Global, Inc.	700	40,831
Lincoln Electric Holdings, Inc.	3,800	282,112
Parker-Hannifin Corp.	2,900	283,939
Timken Co.	4,800	173,328
Wabtec Corp.	5,100	186,303
		1,641,988

Manufacturing (0.6%)
Actuant Corp. Class A	3,800	239,628

Media (0.4%)
Walt Disney Co. (The)	4,100	139,974

Medical Technology (5.4%)
Becton, Dickinson and Co.	1,100	81,950
C.R. Bard, Inc.	3,600	297,468
Dade Behring Holdings, Inc.	3,000	159,360
DENTSPLY International, Inc.	8,100	309,906
Edwards Lifesciences Corp. †	6,100	300,974
Hospira, Inc. †	8,700	339,648
Kinetic Concepts, Inc. †	4,270	221,912

Putnam VT Discovery Growth Fund

COMMON STOCKS (97.6%)* continued

	Shares	Value

Medical Technology continued
Medtronic, Inc.	3,000	$155,580
Meridian Bioscience, Inc.	5,200	112,632
		1,979,430

Metals (1.7%)
Cleveland-Cliffs, Inc.	2,400	186,408
Freeport-McMoRan Copper & Gold, Inc.
Class B	1,250	103,525
Quanex Corp.	3,700	180,190
Steel Dynamics, Inc.	4,000	167,640
		637,763

Oil & Gas (2.7%)
ATP Oil & Gas Corp. †	2,900	141,056
ConocoPhillips	2,100	164,850
Devon Energy Corp.	1,650	129,179
EOG Resources, Inc.	850	62,101
Helmerich & Payne, Inc.	4,900	173,558
Hess Corp.	1,200	70,752
Occidental Petroleum Corp.	2,100	121,548
Valero Energy Corp.	1,600	118,176
		981,220

Pharmaceuticals (3.2%)
Cephalon, Inc. †	6,700	538,613
Johnson & Johnson	3,950	243,399
Salix Pharmaceuticals, Ltd. †	13,797	169,703
Teva Pharmaceutical Industries, Ltd. ADR
(Israel)	1,400	57,750
Valeant Pharmaceuticals International	10,600	176,914
		1,186,379

Publishing (0.5%)
McGraw-Hill Cos., Inc. (The)	2,900	197,432

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A †	10,422	380,403

Restaurants (2.1%)
Domino’s Pizza, Inc.	11,200	204,624
Jack in the Box, Inc. †	1,300	92,222
Papa John’s International, Inc. †	3,600	103,536
Sonic Corp. †	5,500	121,660
Starbucks Corp. †	4,200	110,208
Yum! Brands, Inc.	4,400	143,968
		776,218

Retail (7.5%)
A.C. Moore Arts & Crafts, Inc. †	2,500	49,025
Abercrombie & Fitch Co. Class A	3,650	266,377
Advance Auto Parts, Inc.	4,800	194,544
Best Buy Co., Inc.	3,350	156,345
Brown Shoe Co., Inc.	7,148	173,839
Cache, Inc. †	7,200	95,544

COMMON STOCKS (97.6%)* continued

	Shares	Value

Retail continued
CVS Caremark Corp.	3,650	$133,043
Dress Barn, Inc. †	11,900	244,188
Expedia, Inc. †	9,000	263,610
Home Depot, Inc. (The)	3,100	121,985
Lowe’s Cos., Inc.	3,750	115,088
Ross Stores, Inc.	6,750	207,900
Staples, Inc.	7,400	175,602
Timberland Co. (The) Class A †	4,000	100,760
USANA Health Sciences, Inc. † (S)	5,900	263,966
Wolverine World Wide, Inc.	6,800	188,428
		2,750,244

Schools (0.4%)
Apollo Group, Inc. Class A †	450	26,294
Career Education Corp. †	3,800	128,326
		154,620

Semiconductor (2.1%)
Advanced Energy Industries, Inc. †	4,700	106,502
Applied Materials, Inc.	5,450	108,292
Brooks Automation, Inc. †	7,300	132,495
Cymer, Inc. †	3,800	152,760
Lam Research Corp. †	5,100	262,140
		762,189

Shipping (0.9%)
Omega Navigation Enterprises, Inc.
(Marshall Islands)	8,300	180,525
Ultrapetrol Bahamas, Ltd. (Bahamas) †	5,600	132,720
		313,245

Software (5.0%)
Adobe Systems, Inc. †	3,450	138,518
Autodesk, Inc. †	1,900	89,452
Cadence Design Systems, Inc. †	12,800	281,088
Epicor Software Corp. †	9,100	135,317
Glu Mobile, Inc. †	8,100	112,590
JDA Software Group, Inc. †	9,800	192,374
Microsoft Corp.	10,550	310,909
Oracle Corp. †	9,600	189,216
Parametric Technology Corp. †	12,100	261,481
Sybase, Inc. †	5,500	131,395
		1,842,340

Staffing (0.2%)
Kelly Services, Inc. Class A	2,400	65,904

Technology (0.5%)
ON Semiconductor Corp. †	18,500	198,320

Putnam VT Discovery Growth Fund

COMMON STOCKS (97.6%)* continued

	Shares	Value

Technology Services (3.2%)
Accenture, Ltd. Class A (Bermuda)	2,100	$90,069
Automatic Data Processing, Inc.	1,750	84,823
Blue Coat Systems, Inc. †	2,200	108,944
Checkfree Corp. †	4,950	198,990
eBay, Inc. †	4,550	146,419
Fiserv, Inc. †	3,000	170,400
Google, Inc. Class A †	536	280,532
Limelight Networks, Inc. †	5,100	100,878
		1,181,055

Telecommunications (0.5%)
C-COR.net Corp. †	13,500	189,810

Textiles (0.6%)
Maidenform Brands, Inc. †	11,700	232,362

Toys (1.5%)
Jakks Pacific, Inc. †	9,000	253,260
RC2 Corp. †	7,300	292,073
		545,333

Transportation Services (0.7%)
Expeditors International of Washington, Inc.	850	35,105
Landstar Systems, Inc.	4,300	207,475
		242,580

Other (0.4%)
Powershares QQQ NASDAQ 100	1,150	54,706
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)	700	105,301
		160,007

Total common stocks (cost $29,683,068)		$35,935,866

CONVERTIBLE PREFERRED STOCKS (—%)*

Principal amount/shares		Value

MarketSoft Software Corp.
escrow (acquired 2/9/06,
cost $626) (Private) ‡ † (F)	$25,369	$1,153
Totality Corp. Ser. D, $0.346
cum. cv. pfd. (acquired 7/27/00,
cost $42,356) (Private) ‡ † (F)	16,600	2

Total convertible preferred stocks (cost $42,982)		$1,155

SHORT-TERM INVESTMENTS (5.6%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities
with yields ranging from
5.28% to 5.53% and due dates
ranging from July 2, 2007 to
August 20,2007 (d)	$972,205	$970,587
Putnam Prime Money Market Fund (e)	1,098,740	1,098,740

Total short-term investments (cost $2,069,327)		$2,069,327

Total investments (cost $31,795,377)		$38,006,348

See page 269 for Notes to the Portfolios.

Putnam VT Diversified Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (23.9%)*

	Principal amount		Value

Argentina (Republic of )
bonds 7s, 2013		$520,000	$496,340
Argentina (Republic of )
bonds Ser. $V, 10 1/2s, 2012	ARS	8,270,000	2,538,890
Argentina (Republic of ) FRB
5.475s, 2012		$6,618,750	6,286,709
Argentina (Republic of ) notes
Ser. $dis, 8.28s, 2033		897,809	870,874
Brazil (Federal Republic of )
bonds 6s, 2017		1,070,000	1,055,555
Canada (Government of ) bonds
5 1/2s, 2010	CAD	1,800,000	1,735,624
Canada (Government of ) bonds
Ser. WL43, 5 3/4s, 2029	CAD	585,000	643,880
Colombia (Republic of )
notes 10s, 2012		$1,439,000	1,667,801
Ecuador (Republic of ) regs notes
9 3/8s, 2015		100,000	87,500
France (Government of ) bonds
5 3/4s, 2032	EUR	2,945,000	4,568,104
France (Government of ) bonds
5 1/2s, 2010	EUR	2,955,000	4,115,013
France (Government of ) bonds
4s, 2009	EUR	920,000	1,231,702
Germany (Federal Republic of )
bonds Ser. 05, 3 1/4s, 2015	EUR	20,830,000	25,779,059
Germany (Federal Republic of )
bonds Ser. 97, 6s, 2007	EUR	4,710,000	6,374,043
Indonesia (Republic of ) bonds
14.275s, 2013	IDR 1,874,000,000		261,177
Indonesia (Republic of ) bonds
14 1/4s, 2013	IDR 5,565,000,000		768,808
Indonesia (Republic of ) bonds
11s, 2025	IDR 4,803,000,000		591,572
Indonesia (Republic of ) 144A
bonds 6 5/8s, 2037		$695,000	668,938
Ireland (Republic of ) bonds
5s, 2013	EUR	5,700,000	7,874,489
Japan (Government of ) CPI
Linked bonds Ser. 12, 1.2s, 2017	JPY	274,800,000	2,215,673
Japan (Government of ) CPI
Linked bonds Ser. 8, 1s, 2016	JPY	2,881,915,200	22,920,517
Mexican (Government of ) bonds
Ser. M 10, 8s, 2015	MXN	12,836,000	1,211,100
Peru (Republic of ) bonds
8 3/4s, 2033		$350,000	453,250
Russia (Federation of ) unsub.
unsec. bonds 7 1/2s, 2030		2,827,790	3,103,500
Russia (Federation of ) 144A
unsub. unsec. bonds 7 1/2s, 2030		2,233,352	2,451,104
Russia (Ministry of Finance) debs.
Ser. V, 3s, 2008		1,375,000	1,344,063
South Africa (Republic of ) notes
5 7/8s, 2022		330,000	327,525
Spain (Kingdom of ) bonds 5s, 2012	EUR	1,800,000	2,481,248

FOREIGN GOVERNMENT BONDS AND NOTES (23.9%)* continued

	Principal amount	Value

Sweden (Government of ) debs.
Ser. 1041, 6 3/4s, 2014	SEK 26,845,000	$4,439,166
Turkey (Republic of ) notes
6 7/8s, 2036	$2,505,000	2,370,983
Ukraine (Government of )
144A sr. unsub. 6.58s, 2016 (S)	1,075,000	1,066,938
United Mexican States bonds Ser.
MTN, 8.3s, 2031	1,810,000	2,280,600
Venezuela (Republic of ) notes
10 3/4s, 2013	785,000	873,313

Total foreign government
bonds and notes (cost $111,935,516)		$115,155,058

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.4%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, September 1, 2037	$1,000,000	$1,011,172
6 1/2s, TBA, August 1, 2037	600,000	608,484
6 1/2s, TBA, July 1, 2037	1,400,000	1,423,297
		3,042,953

U.S. Government Agency Mortgage Obligations (5.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, with due dates from May 1, 2021
to September 1, 2021	697,290	700,260
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, September 1, 2022	8,509	8,908
7s, June 1, 2032	876	908
6 1/2s, with due dates from October 1, 2033
to November 1, 2034	220,997	224,067
6 1/2s, TBA, July 1, 2037	2,400,000	2,422,313
6s, May 1, 2021	1,733,913	1,741,838
6s, TBA, July 1, 2037	8,300,000	8,208,571
5 1/2s, with due dates from
October 1, 2035 to June 1, 2037	1,004,428	969,507
5 1/2s, with due dates from
February 1, 2020 to March 1, 2021	1,043,701	1,030,815
5 1/2s, TBA, July 1, 2037	6,100,000	5,880,305
5s, with due dates from
December 1, 2019 to June 1, 2021	504,898	488,755
4 1/2s, with due dates from
August 1, 2020 to May 1, 2034	5,204,013	4,848,048
4 1/2s, TBA, July 1, 2022	1,200,000	1,138,500
		27,662,795

Total U.S. government and agency
mortgage obligations (cost $30,973,193)		$30,705,748

Putnam VT Diversified Income Fund

U.S. TREASURY OBLIGATIONS (15.8%)*

Principal amount		Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030	$17,389,000	$19,880,517
6 1/4s, August 15, 2023	8,570,000	9,518,056
U.S. Treasury Inflation Index Notes
2 3/8s, January 15, 2017	2,972,790	2,902,920
U.S. Treasury Notes
4 1/4s, August 15, 2013	16,078,000	15,525,319
3 1/4s, August 15, 2008	12,217,000	11,989,840
U.S. Treasury Strip zero %,
November 15, 2024	40,835,000	16,463,280

Total U.S. treasury obligations
(cost $75,710,714)		$76,279,932

CORPORATE BONDS AND NOTES (16.3%)*

Principal amount		Value

Basic Materials (1.3%)
Abitibi-Consolidated, Inc. notes
7 3/4s, 2011 (Canada)	$70,000	$64,050
Algoma Acquisition Corp. 144A
unsec. notes 9 7/8s, 2015 (Canada)	105,000	104,475
Builders FirstSource, Inc. company
guaranty FRN 9.61s, 2012	70,000	70,875
Chaparral Steel Co. company guaranty
10s, 2013	366,000	399,398
Compass Minerals International, Inc.
sr. disc. notes stepped-coupon Ser. B,
zero % (12s, 6/1/08), 2013 ††	240,000	238,200
Compass Minerals International, Inc.
sr. notes stepped-coupon zero % (12 3/4s,
12/15/07), 2012 ††	650,000	666,250
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. bonds 8 3/8s, 2017	619,000	659,235
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. FRN 8.564s, 2015	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015	311,000	327,328
Georgia-Pacific Corp. notes 8 1/8s, 2011	40,000	40,850
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011(Canada)	305,000	321,775
Graphic Packaging International Corp
sr. notes 8 1/2s, 2011	102,000	104,295
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014	445,000	460,575
Lyondell Chemical Co. company guaranty
6 7/8s, 2017	340,000	329,800
MDP Acquisitions PLC sr. notes
9 5/8s, 2012 (Ireland)	17,000	17,808
Momentive Performance Materials, Inc.
144A sr. notes 9 3/4s, 2014	271,000	273,710
Mosaic Co. (The) 144A sr. notes
7 5/8s, 2016	165,000	168,713
Mosaic Co. (The) 144A sr. notes
7 3/8s, 2014	100,000	101,000

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount			Value

Basic Materials continued
Nalco Co. sr. sub. notes 8 7/8s, 2013		$451,000	$467,913
NewPage Corp. company guaranty
10s, 2012		37,000	39,960
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		9,000	8,708
Novelis, Inc. company guaranty
7 1/4s, 2015		171,000	175,489
PQ Corp. company guaranty
7 1/2s, 2013		50,000	53,000
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	200,000	281,486
Steel Dynamics, Inc. 144A
sr. notes 6 3/4s, 2015		$268,000	262,640
Stone Container Corp. sr. notes
8 3/8s, 2012		310,000	310,388
Stone Container Finance company
guaranty 7 3/8s, 2014 (Canada)		45,000	43,200
			6,106,346

Capital Goods (1.1%)
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016		340,000	330,650
Berry Plastics Holding Corp. company
guaranty 10 1/4s, 2016		79,000	79,000
Berry Plastics Holding Corp. sec.
notes 8 7/8s, 2014		330,000	334,125
Blount, Inc. sr. sub. notes 8 7/8s, 2012		233,000	235,330
Bombardier, Inc. 144A sr. notes
8s, 2014 (Canada)		235,000	243,225
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013		118,000	119,180
L-3 Communications Corp.
company guaranty 6 1/8s, 2013		1,677,000	1,584,765
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		603,000	559,283
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	1,001,715
Manitowoc Co., Inc. (The)
company guaranty 10 1/2s, 2012		120,000	126,300
Milacron Escrow Corp. sec. notes
11 1/2s, 2011		26,000	25,155
Mueller Water Products, Inc. 144A
sr. sub. notes 7 3/8s, 2017		120,000	118,993
Owens-Brockway Glass Container, Inc.
sr. sec. notes 8 3/4s, 2012		301,000	314,545
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	79,691
TD Funding Corp. company guaranty
7 3/4s, 2014		85,000	85,850
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012		100,000	111,000
			5,348,807

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Communication Services (0.8%)
American Cellular Corp. company
guaranty 9 1/2s, 2009	$170,000	$173,400
Cincinnati Bell, Inc. company guaranty
7s, 2015	442,000	433,160
Cricket Communications, Inc. 144A
company guaranty 9 3/8s, 2014	195,000	201,338
Inmarsat Finance PLC company guaranty
7 5/8s, 2012 (United Kingdom)	170,000	175,738
Inmarsat Finance PLC company guaranty
stepped-coupon zero % (10 3/8s,
11/15/08), 2012 (United Kingdom) ††	670,000	639,013
iPCS, Inc. 144A sec. FRN 7.48s, 2013	105,000	105,131
MetroPCS Wireless, Inc. 144A sr. notes
9 1/4s, 2014	70,000	72,275
PAETEC Holding Corp. 144A sr. notes
9 1/2s, 2015	110,000	110,000
Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014	273,000	276,413
Qwest Corp. debs. 7 1/4s, 2025	148,000	147,630
Qwest Corp. notes 8 7/8s, 2012	947,000	1,020,393
Qwest Corp. sr. notes 7 5/8s, 2015	309,000	319,043
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	55,000	56,375
Rural Cellular Corp. 144A sr. sub. notes
FRN 8.36s, 2013	145,000	144,275
West Corp. company guaranty
9 1/2s, 2014	95,000	97,375
		3,971,559

Consumer Cyclicals (2.7%)
Boyd Gaming Corp. sr. sub. notes
7 3/4s, 2012	130,000	133,250
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	121,000	118,580
CanWest Media, Inc. company guaranty
8s, 2012 (Canada)	238,256	236,469
Dex Media, Inc. notes 8s, 2013	79,000	80,185
FelCor Lodging LP company guaranty
8 1/2s, 2008 (R)	427,000	448,884
Ford Motor Co. notes 7.45s, 2031	342,000	273,173
Ford Motor Credit Corp. notes
7 7/8s, 2010	175,000	174,966
Ford Motor Credit Corp. notes
7.8s, 2012	580,000	565,806
Ford Motor Credit Corp. notes
7 3/8s, 2009	139,000	137,979
Ford Motor Credit Corp. sr. notes
9 7/8s, 2011	503,000	528,373
Ford Motor Credit Corp. sr. unsec
8s, 2016	120,000	114,619
Ford Motor Credit Corp. sr. unsec.
9 3/4s, 2010	316,000	329,962
General Motors Corp. debs. 9.4s, 2021	65,000	63,538
Goodyear Tire & Rubber Co. (The) 144A
sr. notes 8 5/8s, 2011	114,000	114,630

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Consumer Cyclicals continued
Hanesbrands, Inc. company guaranty
FRN Ser. B, 8.784s, 2014	$230,000	$233,450
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	615,000	615,769
Jostens IH Corp. company guaranty
7 5/8s, 2012	543,000	540,285
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	537,140
Levi Strauss & Co. sr. notes 8 7/8s, 2016	205,000	210,125
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	261,000	233,595
Meritage Homes Corp. sr. notes 7s, 2014	32,000	29,760
Meritor Automotive, Inc. notes 6.8s, 2009	60,000	58,800
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	395,000	413,269
MGM Mirage, Inc. company guaranty
6s, 2009	881,000	873,291
Movie Gallery, Inc. sr. unsecd. notes
11s, 2012	143,000	94,380
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	87,000	63,075
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	390,000	402,675
Pinnacle Entertainment Inc. 144A
sr. sub. notes 7 1/2s, 2015	240,000	231,600
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	251,000	258,530
PRIMEDIA, Inc. company guaranty
8 7/8s, 2011	1,000	1,030
PRIMEDIA, Inc. sr. notes 8s, 2013	411,000	432,578
R.H. Donnelley Corp. sr. disc. notes
Ser. A-2, 6 7/8s, 2013	51,000	48,323
R.H. Donnelley Corp. sr. notes
6 7/8s, 2013	204,000	193,290
Scientific Games Corp. company
guaranty 6 1/4s, 2012	499,000	479,664
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	560,000	574,000
Standard Pacific Corp. sr. notes
7 3/4s, 2013	44,000	40,480
Station Casinos, Inc. sr. notes 6s, 2012	290,000	272,600
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	74,000	76,220
Texas Industries, Inc. sr. unsecd. notes
7 1/4s, 2013	312,000	312,780
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	344,000	327,660
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	87,000	86,348
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	250,000	248,750
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009	469,000	459,620
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	121,000	96,800

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Consumer Cyclicals continued
Wimar Opco, LLC. 144A sr. sub. notes
9 5/8s, 2014	$730,000	$702,625
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	428,000	412,485
		12,881,411

Consumer Staples (2.0%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	473,925
AMC Entertainment, Inc. company
guaranty 11s, 2016	208,000	229,840
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014	171,000	167,580
Archibald Candy Corp. company
guaranty 10s, 2007 (In default) † (F)	79,400	4,149
Avis Budget Car Rental, LLC company
guaranty 7 3/4s, 2016	205,000	209,100
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015	15,000	15,150
CCH I, LLC/Capital Corp. sec. notes
11s, 2015	1,048,000	1,093,850
CCH II, LLC/Capital Corp. sr. notes
Ser. B, 10 1/4s, 2010	193,000	201,444
CCH, LLC/Capital Corp. sr. notes
10 1/4s, 2010	64,000	66,880
Church & Dwight Co., Inc. company
guaranty 6s, 2012	349,000	334,604
Cinemark, Inc. sr. disc. notes
stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	680,000	618,800
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	649,000	616,550
Del Monte Corp. company guaranty
6 3/4s, 2015	250,000	238,125
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	470,000	485,275
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	526,000	494,440
Echostar DBS Corp. company guaranty
6 5/8s, 2014	1,637,000	1,563,335
Interpublic Group of Companies, Inc.
notes 6 1/4s, 2014	89,000	81,658
Nielsen Finance LLC/Nielsen Finance
Co. 144A sr. disc. notes stepped-
coupon zero % (12 1/2s, 8/2/11), 2016 ††	103,000	72,615
Nielsen Finance LLC/Nielsen Finance Co.
144A sr. notes 10s, 2014	137,000	144,878
OSI Restaurant Partners, Inc. 144A sr.
notes 10s, 2015	115,000	109,825
Playtex Products, Inc. company guaranty
9 3/8s, 2011	131,000	134,603
Playtex Products, Inc. company guaranty
8s, 2011	630,000	648,900
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	369,000	378,225
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	342,000	355,680

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Consumer Staples continued
Rental Services Corp. 144A bonds
9 1/2s, 2014	$194,000	$197,880
Rite Aid Corp. company guaranty
9 3/8s, 2015	240,000	230,400
Rite Aid Corp. secd. notes 7 1/2s, 2017	230,000	221,950
United Rentals NA, Inc. sr. sub.
notes 7s, 2014	253,000	246,675
Young Broadcasting, Inc. company
guaranty 10s, 2011	177,000	176,115
Young Broadcasting, Inc. sr. sub.
notes 8 3/4s, 2014	61,000	57,645
		9,870,096

Energy (2.4%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	1,110,000	1,065,600
Bluewater Finance, Ltd. company
guaranty 10 1/4s, 2012 (Cayman Islands)	337,000	351,323
Chaparral Energy, Inc. 144A sr. notes
8 7/8s, 2017	235,000	232,063
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)	620,000	590,550
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	903,000	918,803
Complete Production Services, Inc.
144A sr. notes 8s, 2016	380,000	383,800
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	420,000	401,100
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015	235,000	234,413
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	350,000	348,250
Forest Oil Corp. sr. notes 8s, 2011	465,000	478,950
Harvest Operations Corp. sr. notes
7 7/8s, 2011(Canada)	456,000	447,450
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	395,000	361,425
Lukoil International Finance 144A company
guaranty 6.656s, 2022 (Netherlands)	200,000	194,000
Lukoil International Finance 144A company
guaranty 6.356s, 2017 (Netherlands)	400,000	386,800
Massey Energy Co. sr. notes 6 5/8s, 2010	295,000	290,575
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2014	294,000	283,710
Offshore Logistics, Inc. company guaranty
6 1/8s, 2013	555,000	523,088
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011	324,218	329,512
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014	290,000	300,040
Peabody Energy Corp. sr. notes
5 7/8s, 2016	620,000	576,600
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	615,000	650,363

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Energy continued
Petroleum Co. of Trinidad & Tobago
Ltd. 144A sr. unsec 6s, 2022 (Trinidad)	$650,000	$634,881
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	120,000	119,100
Pogo Producing Co. sr. sub. notes
Ser. B, 8 1/4s, 2011	595,000	606,900
Pride International, Inc. sr. notes
7 3/8s, 2014	675,000	676,688
		11,385,984

Financial (2.9%)
Bosphorus Financial Services, Ltd.
144A sec. FRN 7.16s, 2012
(Cayman Islands)	1,087,000	1,097,977
Finova Group, Inc. notes 7 1/2s, 2009	314,396	68,381
General Motors Acceptance Corp.
FRN 6.306s, 2007	265,000	265,007
General Motors Acceptance Corp.
notes 7 3/4s, 2010	66,000	66,814
General Motors Acceptance Corp.
notes 7s, 2012	70,000	68,978
General Motors Acceptance Corp.
notes 6 7/8s, 2012	471,000	460,319
General Motors Acceptance Corp.
notes 6 3/4s, 2014	1,184,000	1,133,865
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009	67,000	66,031
GMAC LLC unsub. notes 6 5/8s, 2012	510,000	494,849
HUB International Holdings, Inc.
144A sr. notes 9s, 2014	50,000	49,000
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	70,000	67,375
JPMorgan Chase & Co. 144A 8s, 2012 INR	14,000,000	343,462
Leucadia National Corp. 144A
sr. notes 7 1/8s, 2017	$184,000	178,480
Liberty Mutual Insurance 144A notes
7.697s, 2097	480,000	466,998
Pemex Finance, Ltd. bonds 9.69s,
2009 (Cayman Islands)	346,500	360,728
Pemex Project Funding Master Trust
company guaranty 9 1/2s, 2027	1,000,000	1,343,000
Pemex Project Funding Master Trust
company guaranty 5 3/4s, 2015	2,788,000	2,735,028
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	270,000	259,875
Realogy Corp. 144A sr. notes
10 1/2s, 2014 (R)	680,000	647,700
RSHB Capital SA for OJSC Russian
Agricultural Bank notes 6.299s,
2017 (Luxembourg)	705,000	690,054
UBS Luxembourg SA for Sberbank unsec.
sub. notes stepped-coupon 6.23s
(7.429s, 2/11/10),
2015 (Luxembourg) ††	1,040,000	1,044,680

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Financial continued
USI Holdings Corp. 144A sr. notes
FRN 9.23s, 2014	$45,000	$44,775
VTB Capital SA bonds 6 1/4s, 2035
(Luxembourg)	695,000	691,525
VTB Capital SA sr. notes 6 1/4s, 2035
(Luxembourg)	400,000	398,000
VTB Capital SA 144A notes 7 1/2s, 2011
(Luxembourg)	1,000,000	1,052,000
		14,094,901

Health Care (1.2%)
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	45,000	46,967
Community Health Systems, Inc. 144A
sr. notes 8 7/8s, 2015	605,000	613,319
DaVita, Inc. company guaranty
6 5/8s, 2013	119,000	116,174
HCA, Inc. notes 6 3/8s, 2015	164,000	139,400
HCA, Inc. notes 5 3/4s, 2014	202,000	170,943
HCA, Inc. 144A sec. notes 9 1/4s, 2016	460,000	489,900
HCA, Inc. 144A sec. sr. notes
9 5/8s, 2016 ‡‡	400,000	430,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	630,000	586,688
Service Corporation International
debs. 7 7/8s, 2013	63,000	64,177
Service Corporation International
sr. notes 7s, 2017	127,000	120,968
Service Corporation International
sr. notes 6 3/4s, 2016	406,000	384,685
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	542,000	521,675
Surgical Care Affiliates, Inc. 144A
sr. notes 8 7/8s, 2015 ‡‡	75,000	74,625
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	75,000	74,625
Tenet Healthcare Corp. notes
7 3/8s, 2013	325,000	293,719
Tenet Healthcare Corp. sr. notes
9 7/8s, 2014	197,000	195,030
US Oncology, Inc. company guaranty
9s, 2012	395,000	406,850
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	287,000	284,130
Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 (R)	260,000	284,050
Ventas Realty LP/Capital Corp. company
guaranty 6 3/4s, 2010 (R)	153,000	154,530
Ventas Realty LP/Capital Corp. sr. notes
6 5/8s, 2014 (R)	135,000	133,144
		5,585,599

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount		Value

Technology (0.5%)
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	$253,000	$238,453
CHR Intermediate Holding Corp.
144A sr. notes 12.61s, 2013 ‡‡	130,000	129,513
Freescale Semiconductor, Inc. 144A
sr. notes 9 1/8s, 2014 ‡‡	276,000	259,440
Freescale Semiconductor, Inc. 144A
sr. notes 8 7/8s, 2014	556,000	530,980
Freescale Semiconductor, Inc. 144A
sr. sub. notes 10 1/8s, 2016 (S)	278,000	261,320
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	160,000	162,000
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	140,000	128,450
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	11,000	9,405
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	256,000	262,080
Xerox Corp. sr. notes 7 5/8s, 2013	284,000	297,554
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	165,000	169,253
		2,448,448

Utilities & Power (1.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	50,280
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	462,160
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	350,000	370,125
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	161,183
Colorado Interstate Gas Co. debs.
6.85s, 2037	290,000	290,609
Colorado Interstate Gas Co. sr. notes
5.95s, 2015	78,000	75,954
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	104,000	103,480
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	122,000	120,780
Edison Mission Energy 144A sr. notes
7.2s, 2019	205,000	192,700
Edison Mission Energy 144A sr. notes
7s, 2017	140,000	131,950
El Paso Natural Gas Co. debs.
8 5/8s, 2022	160,000	187,284
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	374,263
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,450,000	1,441,713
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	170,425
Orion Power Holdings, Inc. sr. notes
12s, 2010	550,000	621,500
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	434,000	440,770
Teco Energy, Inc. notes 7.2s, 2011	150,000	155,450
Teco Energy, Inc. notes 7s, 2012	255,000	263,511
Teco Energy, Inc. sr. notes 6 3/4s, 2015	24,000	24,480
Tennessee Gas Pipeline Co. debs. 7s, 2028	65,000	66,938
Tennessee Gas Pipeline Co. unsec. notes
7 1/2s, 2017	127,000	136,657

CORPORATE BONDS AND NOTES (16.3%)* continued

Principal amount			Value

Utilities & Power continued
Transcontinental Gas Pipeline Corp.
debs. 7 1/4s, 2026		$350,000	$366,188
Utilicorp United, Inc. sr. notes
9.95s, 2011		15,000	16,177
Williams Cos., Inc. (The) notes
7 5/8s, 2019		320,000	337,600
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010		128,000	128,320
Williams Partners LP/ Williams Partners
Finance Corp. company guaranty
7 1/4s, 2017		105,000	105,525
			6,796,022

Total corporate bonds and notes
(cost $78,907,791)			$78,489,173

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)*

Principal amount			Value

Amresco Commercial Mortgage
Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$19,206	$19,206
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	120,676
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	232,744
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022		476,000	475,220
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		296,000	295,999
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		372,000	372,178
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, Interest only (IO),
1.211s, 2037		3,236,101	420,370
Bear Stearns Commercial Mortgage
Securities, Inc. FRB Ser. 00-WF2,
Class F, 8.194s, 2032		189,000	205,711
Broadgate Financing PLC sec. FRB
Ser. D, 6.435s, 2023
(United Kingdom)	GBP	339,025	677,156
Countrywide Alternative Loan Trust
IFB Ser. 06-6CB, Class 1A3,
IO, zero %, 2036		$3,978,694	6,838
Ser. 06-OA10, Class XBI,
IO, 2.167s, 2046		3,885,514	140,850
CRESI Finance Limited Partnership
144A FRB Ser. 06-A, Class C,
5.92s, 2017		179,000	178,999
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		534,000	534,031
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		291,000	290,998
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,243,112
Ser. 98-C1, Class F, 6s, 2040		758,000	711,977
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	239,422

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount		Value

Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.831s, 2031		$11,075,484	$105,131
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	225,031
DLJ Commercial Mortgage Corp.
144A Ser. 98-CF2,
Class B5, 5.95s, 2031		723,280	671,790
DLJ Mortgage Acceptance Corp.
144A Ser. 97-CF1,
Class B2, 8.16s, 2030		176,689	159,020
European Loan Conduit 144A
FRB Ser. 22A, Class D,
6.546s, 2014 (Ireland)	GBP	371,000	732,062
European Prime Real Estate PLC
144A FRB Ser. 1-A,
Class D, 6.559s, 2014
(United Kingdom)	GBP	202,861	400,180
Fannie Mae
IFB Ser. 06-70, Class SM,
9.605s, 2036		$185,062	189,593
IFB Ser. 06-62, Class PS,
7.98s, 2036		452,716	471,140
IFB Ser. 06-76, Class QB,
7.68s, 2036		1,261,516	1,308,038
IFB Ser. 06-63, Class SP,
7.38s, 2036		1,371,102	1,397,068
IFB Ser. 06-60, Class TK,
7.32s, 2036		401,705	401,030
IFB Ser. 06-104, Class GS,
7.046s, 2036		282,937	283,434
IFB Ser. 05-74, Class CS,
5.39s, 2035		454,423	436,738
IFB Ser. 05-74, Class CP,
5.243s, 2035		398,223	383,728
IFB Ser. 06-27, Class SP,
5.06s, 2036		575,000	552,475
IFB Ser. 06-8, Class HP,
5.06s, 2036		653,767	617,599
IFB Ser. 06-8, Class WK,
5.06s, 2036		1,032,102	966,774
IFB Ser. 05-106, Class US,
5.06s, 2035		963,805	925,043
IFB Ser. 05-99, Class SA,
5.06s, 2035		474,143	453,079
IFB Ser. 05-115, Class NQ,
4.988s, 2036		230,931	211,871
IFB Ser. 05-114, Class SP,
4.95s, 2036		276,783	254,926
IFB Ser. 06-60, Class CS,
4.583s, 2036		608,141	533,328
IFB Ser. 05-95, Class OP,
3.923s, 2035		266,000	230,408
IFB Ser. 05-83, Class QP,
3.562s, 2034		159,340	140,719

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 02-36, Class QH, IO,
2.73s, 2029	$15,898	$27
IFB Ser. 07-W6, Class 6A2, IO,
2.48s, 2037	956,244	61,110
IFB Ser. 06-90, Class SE, IO,
2.48s, 2036	1,685,927	155,113
IFB Ser. 03-66, Class SA, IO,
2.33s, 2033	787,710	57,881
IFB Ser. 07-W6, Class 5A2, IO,
1.97s, 2037	1,230,354	72,859
IFB Ser. 07-W2, Class 3A2, IO,
1.96s, 2037	1,266,993	68,798
IFB Ser. 05-113, Class AI, IO,
1.91s, 2036	545,246	37,946
IFB Ser. 05-113, Class DI, IO,
1.91s, 2036	1,043,336	60,567
IFB Ser. 06-60, Class SI, IO,
1.83s, 2036	1,240,088	82,959
IFB Ser. 06-60, Class DI, IO,
1 3/4s, 2035	1,617,491	84,965
IFB Ser. 07-39, Class PI, IO,
1.44s, 2037	790,000	40,384
IFB Ser. 07-30, Class WI, IO,
1.44s, 2037	4,793,392	225,991
IFB Ser. 07-22, Class S, IO,
1.43s, 2037	19,065,685	1,026,146
IFB Ser. 07-W2, Class 2A2, IO,
1.43s, 2037	1,666,138	77,763
IFB Ser. 06-128, Class SH, IO,
1.43s, 2037	898,322	43,030
IFB Ser. 06-56, Class SM, IO,
1.43s, 2036	1,231,165	59,215
IFB Ser. 06-12, Class SD, IO,
1.43s, 2035	3,007,420	170,220
IFB Ser. 07-W5, Class 2A2, IO,
1.42s, 2037	453,780	16,790
IFB Ser. 07-30, Class IE, IO,
1.42s, 2037	2,187,772	141,484
IFB Ser. 06-123, Class CI, IO,
1.42s, 2037	1,835,407	108,362
IFB Ser. 06-123, Class UI, IO,
1.42s, 2037	849,287	44,737
IFB Ser. 07-15, Class BI, IO,
1.38s, 2037	1,417,488	72,897
IFB Ser. 06-23, Class SC, IO,
1.38s, 2036	1,139,755	61,618
IFB Ser. 05-95, Class CI, IO,
1.38s, 2035	1,002,735	54,274
IFB Ser. 05-84, Class SG, IO,
1.38s, 2035	1,705,204	94,079
IFB Ser. 05-104, Class NI, IO,
1.38s, 2035	1,170,319	61,208
IFB Ser. 05-83, Class QI, IO,
1.37s, 2035	266,295	16,435

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-83, Class SL, IO,
1.35s, 2035	$2,986,457	$142,784
IFB Ser. 06-114, Class IS, IO,
1.33s, 2036	971,618	48,581
IFB Ser. 06-115, Class IE, IO,
1.32s, 2036	722,320	36,168
IFB Ser. 06-117, Class SA, IO,
1.32s, 2036	1,117,799	53,222
IFB Ser. 06-109, Class SH, IO,
1.3s, 2036	884,691	53,222
IFB Ser. 07-W6, Class 4A2, IO,
1.28s, 2037	4,744,361	208,307
IFB Ser. 06-128, Class SC, IO,
1.28s, 2037	951,649	45,108
IFB Ser. 06-45, Class SM, IO,
1.28s, 2036	1,351,977	56,515
IFB Ser. 06-8, Class JH, IO,
1.28s, 2036	3,459,040	200,329
IFB Ser. 05-95, Class OI, IO,
1.27s, 2035	149,346	9,163
IFB Ser. 06-99, Class AS, IO,
1.26s, 2036	124,153	5,860
IFB Ser. 06-98, Class SQ, IO,
1 1/4s, 2036	13,978,525	662,944
IFB Ser. 06-85, Class TS, IO,
1.24s, 2036	1,939,231	82,071
IFB Ser. 07-30, Class JS, IO,
1.12s, 2037	3,032,785	133,802
IFB Ser. 07-30, Class LI, IO,
1.12s, 2037	1,461,403	72,432
IFB Ser. 07-W2, Class 1A2, IO,
1.11s, 2037	4,455,330	184,540
IFB Ser. 07-54, Class IB, IO,
1.09s, 2037	1,013,535	49,140
IFB Ser. 07-54, Class IC, IO,
1.09s, 2037	1,013,535	49,140
IFB Ser. 07-54, Class ID, IO,
1.09s, 2037	1,013,535	49,140
IFB Ser. 07-54, Class IE, IO,
1.09s, 2037	1,013,535	49,140
IFB Ser. 07-54, Class IF, IO,
1.09s, 2037	1,508,379	73,132
IFB Ser. 07-54, Class UI, IO,
1.09s, 2037	1,426,809	70,912
IFB Ser. 07-15, Class CI, IO,
1.06s, 2037	3,359,041	158,660
IFB Ser. 06-123, Class BI, IO,
1.06s, 2037	4,460,134	203,222
IFB Ser. 06-115, Class JI, IO,
1.06s, 2036	2,462,927	110,493
IFB Ser. 06-123, Class LI, IO,
1s, 2037	1,654,719	71,459
IFB Ser. 07-39, Class AI, IO,
0.8s, 2037	1,789,590	64,509

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-32, Class SD, IO,
0.79s, 2037	$1,209,359	$45,339
IFB Ser. 07-30, Class UI, IO,
0.78s, 2037	998,588	37,806
IFB Ser. 07-32, Class SC, IO,
0.78s, 2037	1,601,372	59,508
IFB Ser. 07-1, Class CI, IO,
0.78s, 2037	1,175,266	41,263
IFB Ser. 05-74, Class SE, IO,
0.78s, 2035	1,292,090	36,986
IFB Ser. 07-W5, Class 1A2, IO,
0.76s, 2037	2,262,620	56,566
Ser. 03-W17, Class 12, IO,
1.151s, 2033	2,020,866	77,890
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	228,404	238,089
Ser. 02-T19, Class A3,
7 1/2s, 2042	150,929	156,656
Ser. 02-14, Class A2,
7 1/2s, 2042	1,274	1,320
Ser. 01-T10, Class A2,
7 1/2s, 2041	198,074	204,742
Ser. 02-T4, Class A3,
7 1/2s, 2041	670	693
Ser. 01-T3, Class A1,
7 1/2s, 2040	128,215	132,373
Ser. 01-T1, Class A1,
7 1/2s, 2040	392,992	405,859
Ser. 99-T2, Class A1,
7 1/2s, 2039	158,737	165,573
Ser. 00-T6, Class A1,
7 1/2s, 2030	75,829	78,500
Ser. 01-T4, Class A1,
7 1/2s, 2028	367,054	383,236
Ser. 01-T10, Class A1,
7s, 2041	690,795	706,827
Ser. 07-54, Class IA, IO,
1.09s, 2037	1,013,535	49,140
Ser. 03-W10, Class 3A, IO,
0.891s, 2043	3,644,508	62,652
Ser. 03-W10, Class 1A, IO,
0.881s, 2043	3,022,590	44,913
Ser. 00-T6, IO, 0.768s, 2030	3,348,598	49,708
Ser. 02-T18, IO, 0.522s, 2042	5,574,585	72,930
Ser. 06-84, Class OP, Principal
only (PO), zero %, 2036	38,507	37,041
Ser. 372, Class 1, PO,
zero %, 2036	2,458,952	1,777,883
Ser. 363, Class 1, PO,
zero %, 2035	2,435,522	1,701,024
Ser. 04-38, Class AO, PO,
zero %, 2034	336,883	237,801
Ser. 04-61, Class CO, PO,
zero %, 2031	342,000	263,949

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Fannie Mae
Ser. 99-51, Class N, PO,
zero %, 2029	$61,333	$49,574
Ser. 07-31, Class TS, IO,
zero %, 2009	2,615,577	11,913
Ser. 07-15, Class IM, IO,
zero %, 2009	1,011,398	5,503
Ser. 07-16, Class TS, IO,
zero %, 2009	4,152,077	17,349
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	2,927	3,042
Ser. T-60, Class 1A2, 7s, 2044	1,305,883	1,344,497
Ser. T-57, Class 1AX, IO,
0.457s, 2043	1,600,804	18,441
FFCA Secured Lending Corp.
144A Ser. 00-1, Class X,
IO, 1.362s, 2020	4,909,718	258,625
First Union Commercial Mortgage
Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	295,368
First Union-Lehman Brothers
Commercial Mortgage
Trust II Ser. 97-C2, Class G,
7 1/2s, 2029	447,000	478,629
Freddie Mac
IFB Ser. 3182, Class PS,
7.32s, 2032	172,031	177,123
IFB Ser. 3081, Class DC,
5.22s, 2035	383,969	358,340
IFB Ser. 3114, Class GK,
5.12s, 2036	256,489	237,341
IFB Ser. 2979, Class AS,
4.767s, 2034	170,459	157,510
IFB Ser. 3065, Class DC,
3.9s, 2035	594,261	519,315
IFB Ser. 2828, Class TI, IO,
1.73s, 2030	545,647	29,552
IFB Ser. 3297, Class BI, IO,
1.44s, 2037	3,053,677	170,588
IFB Ser. 3284, Class IV, IO,
1.43s, 2037	760,983	49,670
IFB Ser. 3287, Class SD, IO,
1.43s, 2037	1,195,355	64,476
IFB Ser. 3281, Class BI, IO,
1.43s, 2037	600,771	31,871
IFB Ser. 3028, Class ES, IO,
1.43s, 2035	2,824,748	155,011
IFB Ser. 3042, Class SP, IO,
1.43s, 2035	654,096	35,060
IFB Ser. 3045, Class DI, IO,
1.41s, 2035	3,425,409	154,242
IFB Ser. 3054, Class CS, IO,
1.38s, 2035	614,038	24,651
IFB Ser. 3107, Class DC, IO,
1.38s, 2035	2,993,177	169,538

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3066, Class SI,
IO, 1.38s, 2035	$1,934,913	$103,781
IFB Ser. 2950, Class SM,
IO, 1.38s, 2016	454,252	21,072
IFB Ser. 3031, Class BI,
IO, 1.37s, 2035	541,242	32,674
IFB Ser. 3244, Class SB,
IO, 1.34s, 2036	854,431	43,199
IFB Ser. 3244, Class SG,
IO, 1.34s, 2036	1,000,821	50,703
IFB Ser. 3326, Class GS,
IO, 1.33s, 2037	2,752,000	124,604
IFB Ser. 3236, Class IS,
IO, 1.33s, 2036	1,608,879	78,866
IFB Ser. 3147, Class SH,
IO, 1.33s, 2036	2,944,429	148,507
IFB Ser. 3114, Class TS,
IO, 1.33s, 2030	3,440,565	134,709
IFB Ser. 3240, Class S,
IO, 1.3s, 2036	2,859,523	157,172
IFB Ser. 3065, Class DI,
IO, 1.3s, 2035	420,260	24,981
IFB Ser. 3221, Class SI,
IO, 1.26s, 2036	1,308,115	61,377
IFB Ser. 3202, Class PI,
IO, 1.22s, 2036	3,579,698	164,971
IFB Ser. 3201, Class SG,
IO, 1.18s, 2036	1,663,618	75,220
IFB Ser. 3203, Class SE,
IO, 1.18s, 2036	1,481,154	66,590
IFB Ser. 3152, Class SY,
IO, 1.16s, 2036	2,367,364	120,122
IFB Ser. 3284, Class BI,
IO, 1.13s, 2037	972,642	41,860
IFB Ser. 3199, Class S,
IO, 1.13s, 2036	2,062,674	98,433
IFB Ser. 3284, Class LI,
IO, 1.12s, 2037	2,069,930	102,020
IFB Ser. 3281, Class AI,
IO, 1.11s, 2037	3,385,656	166,752
IFB Ser. 3311, Class IA,
IO, 1.09s, 2037	1,419,479	72,446
IFB Ser. 3311, Class IB,
IO, 1.09s, 2037	1,419,479	72,446
IFB Ser. 3311, Class IC,
IO, 1.09s, 2037	1,419,479	72,446
IFB Ser. 3311, Class ID,
IO, 1.09s, 2037	1,419,479	72,446
IFB Ser. 3311, Class IE,
IO, 1.09s, 2037	2,157,090	110,091
IFB Ser. 3240, Class GS,
IO, 1.06s, 2036	1,732,730	80,283
IFB Ser. 3288, Class SJ,
IO, 0.81s, 2037	1,580,324	53,302

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3284, Class CI,
IO, 0.8s, 2037	$3,953,096	$155,176
IFB Ser. 3016, Class SQ,
IO, 0.79s, 2035	1,218,143	31,225
IFB Ser. 3284, Class WI,
IO, 0.78s, 2037	6,576,823	253,238
IFB Ser. 3235, Class SA,
IO, 0.63s, 2036	759,398	20,731
Ser. 3326, Class WF, 6s, 2037	143,000	138,593
Ser. 246, PO, zero %, 2037	2,503,872	1,808,004
Ser. 3326, Class XF, zero %, 2037	150,000	156,120
Ser. 3300, PO, zero %, 2037	719,724	529,480
Ser. 236, PO, zero %, 2036	331,060	240,058
GE Capital Commercial
Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	134,000	139,992
Ser. 00-1, Class G, 6.131s, 2033	468,000	426,507
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	418,345	425,409
Government National
Mortgage Association
IFB Ser. 05-66, Class SP,
3.1s, 2035	361,583	310,936
IFB Ser. 06-62, Class SI,
IO, 2.06s, 2036	1,283,221	81,096
IFB Ser. 07-1, Class SL,
IO, 2.04s, 2037	574,291	40,755
IFB Ser. 07-1, Class SM,
IO, 2.03s, 2037	574,291	40,553
IFB Ser. 07-26, Class SG,
IO, 1.53s, 2037	1,599,561	88,406
IFB Ser. 07-9, Class BI,
IO, 1 1/2s, 2037	3,560,667	185,509
IFB Ser. 07-25, Class SA,
IO, 1.48s, 2037	1,355,108	68,433
IFB Ser. 07-25, Class SB,
IO, 1.48s, 2037	2,649,525	133,801
IFB Ser. 07-26, Class LS,
IO, 1.48s, 2037	3,322,684	186,014
IFB Ser. 07-26, Class SA,
IO, 1.48s, 2037	3,808,155	185,803
IFB Ser. 07-26, Class SD,
IO, 1.48s, 2037	1,893,353	100,649
IFB Ser. 07-22, Class S,
IO, 1.48s, 2037	853,712	51,056
IFB Ser. 06-38, Class SG,
IO, 1.33s, 2033	3,818,010	147,769
IFB Ser. 07-9, Class DI,
IO, 1.19s, 2037	1,804,709	76,673
IFB Ser. 07-9, Class AI,
IO, 1.18s, 2037	2,033,487	93,804
IFB Ser. 05-65, Class SI,
IO, 1.03s, 2035	1,312,001	48,691

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-27, Class SD,
IO, 0.88s, 2037	$981,398	$30,247
IFB Ser. 07-19, Class SJ,
IO, 0.88s, 2037	1,644,826	49,465
IFB Ser. 07-9, Class CI,
IO, 0.88s, 2037	2,347,750	75,298
IFB Ser. 07-7, Class EI,
IO, 0.88s, 2037	963,535	29,905
IFB Ser. 07-1, Class S,
IO, 0.88s, 2037	2,182,576	66,083
IFB Ser. 07-3, Class SA,
IO, 0.88s, 2037	2,080,572	62,479
Ser. 99-31, Class MP, PO,
zero %, 2029	189,684	156,980
Ser. 98-2, Class EA, PO,
zero %, 2028	58,502	46,480
GS Mortgage Securities Corp. II
144A FRB
Ser. 03-FL6A, Class L, 8.57s, 2015	178,000	178,000
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	202,437
Ser. 98-C4, Class J, 5.6s, 2035	379,000	334,522
Lehman Mortgage Trust
FRB Ser. 07-5, Class 4A2,
5.64s, 2037	1,253,183	1,243,181
IFB Ser. 07-5, Class 4A3,
8.16s, 2037	643,158	641,619
IFB Ser. 06-5, Class 2A2,
IO, 1.83s, 2036	2,087,034	95,758
IFB Ser. 07-2, Class 2A13,
IO, 1.37s, 2037	1,552,523	74,832
IFB Ser. 06-9, Class 2A2,
IO, 1.3s, 2037	1,879,425	88,729
IFB Ser. 06-7, Class 2A4,
IO, 1.23s, 2036	3,247,585	114,561
IFB Ser. 06-7, Class 2A5,
IO, 1.23s, 2036	2,909,866	127,779
IFB Ser. 06-6, Class 1A2,
IO, 1.18s, 2036	1,222,433	43,441
IFB Ser. 06-6, Class 1A3,
IO, 1.18s, 2036	1,678,039	67,787
IFB Ser. 06-5, Class 1A3,
IO, 0.08s, 2036	561,889	2,332
IFB Ser. 06-7, Class 1A3,
IO, 0.03s, 2036	1,343,890	6,316
Mach One Commercial Mortgage
Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	463,000	387,438
Ser. 04-1A, Class K, 5.45s, 2040	167,000	133,809
Ser. 04-1A, Class L, 5.45s, 2040	76,000	56,071

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount		Value

MASTR Adjustable Rate
Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		$190,000	$183,177
Merrill Lynch Capital Funding
Corp. Ser. 06-4,
Class XC, IO, 0.063s, 2049		43,684,895	634,796
Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 05-A9, Class 3A1,
5.28s, 2035		334,443	331,098
Ser. 96-C2, Class JS, IO,
2.278s, 2028		1,070,715	101,086
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	918,629
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F7, 6s, 2039		1,380,000	991,930
Morgan Stanley Mortgage Loan
Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035		1,091,708	1,087,374
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X,
IO, 1.298s, 2012		860,042	2,322
Permanent Financing PLC FRB
Ser. 8, Class 2C, 5.76s,
2042 (United Kingdom)		433,000	433,300
PNC Mortgage Acceptance Corp.
144A Ser. 00-C1, Class J,
6 5/8s, 2010		157,000	145,897
Residential Asset Securitization
Trust IFB Ser. 06-A7CB, Class 1A6,
IO, 0.23s, 2036		322,505	2,230
SBA CMBS Trust 144A Ser. 05-1A,
Class E, 6.706s, 2035		222,000	221,313
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)		133,000	113,679
Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)		158,000	124,499
Ser. 04-1A, Class M, 5s, 2018
(Cayman Islands)		143,000	122,349
Ser. 04-1A, Class N, 5s, 2018
(Cayman Islands)		137,000	109,172
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D,
6.746s, 2014 (Ireland)	GBP	404,276	809,241
FRB Ser. 05-CT2A, Class E,
6.716s, 2014 (Ireland)	GBP	165,399	331,540
URSUS EPC 144A FRB Ser. 1-A,
Class D, 6.574s, 2012
(Ireland)	GBP	197,290	396,041
Wachovia Bank Commercial
Mortgage Trust 144A FRB
Ser. 05-WL5A, Class L, 8.62s, 2018		$363,000	362,931

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)* continued

	Principal amount	Value

Wells Fargo Mortgage Backed
Securities Trust
Ser. 05-AR13, Class 1A4, IO,
0.742s, 2035	$9,260,695	$154,553

Total collateralized mortgage obligations
(cost $57,697,941)		$56,508,301

ASSET-BACKED SECURITIES (9.4%)*

	Principal amount	Value

Ameriquest Finance NIM Trust
144A Ser. 04-RN9,
Class N2, 10s, 2034
(Cayman Islands)	$51,654	$46,497
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	326,000	327,741
Ser. 04-1A, Class E, 6.42s, 2039	175,000	171,213
Asset Backed Funding Certificates
144A FRB Ser. 06-OPT3, Class B,
7.82s, 2036	43,000	29,535
Asset Backed Securities Corp.
Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10,
7.82s, 2036	124,000	62,000
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1, 6.02s, 2033	232,671	233,653
Bank One Issuance Trust FRB
Ser. 03-C4, Class C4, 6.35s, 2011	270,000	272,152
Bear Stearns Asset Backed Securities
Trust IFB Ser. 07-AC5, Class A6,
IO, 1.23s, 2037	4,589,000	139,104
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6,
8.57s, 2034	223,000	219,794
FRB Ser. 06-PC1, Class M9,
7.07s, 2035	135,000	87,750
Bear Stearns Asset Backed
Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	216,000	140,400
Bombardier Capital Mortgage
Securitization Corp.
FRB Ser. 00-A, Class A1, 5.48s, 2030	119,328	68,017
Ser. 00-A, Class A4, 8.29s, 2030	411,522	285,429
Ser. 00-A, Class A2, 7.575s, 2030	112,058	78,236
Ser. 99-B, Class A4, 7.3s, 2016	541,530	347,438
Ser. 99-B, Class A3, 7.18s, 2015	790,509	504,443
Broadhollow Funding, LLC 144A
FRB Ser. 04-A, Class Sub,
6.57s, 2009	500,000	477,500
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s,
2011 (Cayman Islands)	125,237	125,589
FRB Ser. 04-AA, Class B3, 8.67s,
2011 (Cayman Islands)	30,367	30,409

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (9.4%)* continued

Principal amount			Value

Chase Credit Card Master Trust
FRB Ser. 03-3, Class C, 6.4s, 2010		$110,000	$111,002
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11,
7.82s, 2035		222,000	141,592
FRB Ser. 05-HE4, Class M12,
7.37s, 2035		333,000	195,737
Conseco Finance Securitizations Corp.
FRB Ser. 02-1, Class M1A,
7.37s, 2033		1,609,000	1,582,450
FRB Ser. 01-4, Class M1,
7.07s, 2033		241,000	91,580
Ser. 00-2, Class A5, 8.85s, 2030		557,930	510,233
Ser. 00-4, Class A6, 8.31s, 2032		2,680,000	2,371,800
Ser. 00-5, Class A7, 8.2s, 2032		154,000	134,947
Ser. 00-1, Class A5, 8.06s, 2031		771,235	678,687
Ser. 00-4, Class A5, 7.97s, 2032		173,279	149,390
Ser. 00-5, Class A6, 7.96s, 2032		493,000	444,334
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,359
Ser. 01-3, Class M2, 7.44s, 2033		55,113	3,858
Ser. 01-4, Class A4, 7.36s, 2033		191,304	195,190
Ser. 00-6, Class A5, 7.27s, 2031		67,563	66,376
Ser. 01-1, Class A5, 6.99s, 2032		107,042	101,704
Ser. 01-3, Class A4, 6.91s, 2033		2,358,425	2,296,427
Ser. 02-1, Class A, 6.681s, 2033		1,023,995	1,028,700
Countrywide Asset Backed
Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		15,945	15,786
Ser. 04-BC1N, Class Note,
5 1/2s, 2035		225	112
Countrywide Home Loans
Ser. 06-0A5, Class X, IO,
2.022s, 2046		2,945,749	105,863
Ser. 05-2, Class 2X, IO,
1.16s, 2035		3,114,418	63,748
Countrywide Home Loans 144A
IFB Ser. 05-R1,
Class 1AS, IO, 0.8s, 2035		2,010,284	56,937
Crest, Ltd. 144A Ser. 03-2A,
Class E2, 8s, 2038 (Cayman Islands)		361,000	330,089
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031		197,000	198,922
First Chicago Lennar Trust 144A
Ser. 97-CHL1, Class E, 7.98s, 2039		729,641	741,042
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		32,623	290
Ser. 04-3, Class A, 4 1/2s, 2034		753	11
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012		502,000	496,811
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C,
7.219s, 2043
(United Kingdom)	GBP	920,000	1,885,222

ASSET-BACKED SECURITIES (9.4%)* continued

Principal amount			Value

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1,
5.2s, 2043 (United Kingdom)	EUR	1,225,000	$1,681,002
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$680,291	688,272
Ser. 94-4, Class B2, 8.6s, 2019		239,096	177,467
Ser. 93-1, Class B, 8.45s, 2018		392,804	369,844
Ser. 99-5, Class A5, 7.86s, 2030		3,441,085	3,286,236
Ser. 96-8, Class M1, 7.85s, 2027		304,000	300,462
Ser. 95-8, Class B1, 7.3s, 2026		285,417	278,003
Ser. 95-4, Class B1, 7.3s, 2025		289,077	290,845
Ser. 97-6, Class M1, 7.21s, 2029		182,000	168,423
Ser. 95-F, Class B2, 7.1s, 2021		43,187	43,268
Ser. 99-3, Class A7, 6.74s, 2031		541,000	533,325
Ser. 99-3, Class A5, 6.16s, 2031		514	518
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,796,048	1,708,347
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	119,833
Ser. 99-5, Class A4, 7.59s, 2028		57,663	58,312
GS Auto Loan Trust 144A
Ser. 04-1, Class D, 5s, 2011		298,512	298,176
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s,
2030 (Cayman Islands)		289,000	289,202
FRB Ser. 05-1A, Class E, 7.12s,
2030 (Cayman Islands)		87,461	83,709
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)		147,422	128,257
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL,
8.32s, 2036 (Cayman Islands)		660,000	695,088
FRB Ser. 02-1A, Class FFL,
8.07s, 2037 (Cayman Islands)		1,135,000	1,135,000
Lothian Mortgages PLC 144A
FRB Ser. 3A, Class D,
6.469s, 2039 (United Kingdom)	GBP	700,000	1,405,180
Madison Avenue Manufactured
Housing Contract FRB
Ser. 02-A, Class B1, 8.57s, 2032		$925,076	721,559
MASTR Asset Backed Securities
NIM Trust 144A
Ser. 04-HE1A, Class Note,
5.191s, 2034 (Cayman Islands)		2,283	1,027
MBNA Credit Card Master Note
Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		110,000	111,030
Merrill Lynch Mortgage Investors,
Inc. 144A Ser. 04-FM1N, Class N1,
5s, 2035 (Cayman Islands)		7,901	7,783
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		105,321	102,617
Morgan Stanley ABS Capital I FRB
Ser. 04-HE8, Class B3, 8.52s, 2034		181,000	153,850

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (9.4%)* continued

	Principal amount		Value

Morgan Stanley Auto Loan Trust
144A Ser. 04-HB2, Class E, 5s, 2012		$35,180	$34,664
N-Star Real Estate CDO, Ltd.
144A FRB Ser. 04-2A, Class C1,
7.32s, 2039 (Cayman Islands)		500,000	509,219
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		129,481	126,596
Ser. 04-B, Class C, 3.93s, 2012		55,465	53,916
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		782,217	678,605
Ser. 00-A, Class A2, 7.765s, 2017		113,228	100,008
Ser. 95-B, Class B1, 7.55s, 2021		150,000	93,750
Ser. 00-D, Class A4, 7.4s, 2030		709,000	451,635
Ser. 02-B, Class A4, 7.09s, 2032		325,034	306,958
Ser. 99-B, Class A4, 6.99s, 2026		875,196	818,308
Ser. 01-D, Class A4, 6.93s, 2031		426,827	327,512
Ser. 01-E, Class A4, 6.81s, 2031		703,967	612,288
Ser. 01-C, Class A2, 5.92s, 2017		911,273	452,715
Ser. 02-C, Class A1, 5.41s, 2032		1,076,632	970,304
Ser. 01-E, Class A2, 5.05s, 2019		695,730	551,366
Ser. 02-A, Class A2, 5.01s, 2020		102,157	90,800
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030		162,860	143,066
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s,
2018 (Ireland)		627,000	634,054
FRB Ser. 05-A, Class E, 9.96s,
2012 (Ireland)		176,000	179,133
FRB Ser. 05-A, Class D, 6.86s,
2012 (Ireland)		175,000	175,000
Option One Mortgage Loan Trust
FRB Ser. 05-4, Class M11,
7.82s, 2035		290,000	205,987
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		111,000	88,800
People’s Choice Net Interest
Margin Note 144A
Ser. 04-2, Class B, 5s, 2034		5,778	5,448
Permanent Financing PLC
FRB Ser. 6, Class 3C, 6.501s,
2042 (United Kingdom)	GBP	686,000	1,380,932
FRB Ser. 3, Class 3C, 6.49s,
2042 (United Kingdom)		$280,000	281,924
Residential Asset Securities Corp.
144A FRB Ser. 05-KS10, Class B,
7.82s, 2035		288,000	172,765
Residential Asset Securitization
Trust IFB Ser. 07-A3, Class 2A2,
IO, 1.37s, 2037		3,685,522	174,108
Residential Mortgage Securities
144A FRB Ser. 20A,
Class B1A, 6.504s, 2038
(United Kingdom)	GBP	100,000	201,775

ASSET-BACKED SECURITIES (9.4%)* continued

	Principal amount	Value

Rural Housing Trust Ser. 87-1,
Class D, 6.33s, 2026	$30,215	$30,267
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands)	14,931	46
Ser. 03-BC2A, Class A, 7 3/4s,
2033 (Cayman Islands)	59,661	2,386
Ser. 03-10A, Class A, 7 1/2s,
2033 (Cayman Islands)	42,232	4
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	10,794	317
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	6,190	27
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	8,174	13
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	2,820	56
Ser. 03-7A, Class A, 7s, 2033
(Cayman Islands)	17,748	89
Sasco Net Interest Margin Trust
144A Ser. 03-BC1, Class B, zero %,
2033 (Cayman Islands)	233,642	23
Soundview Home Equity Loan Trust
144A FRB Ser. 05-4,
Class M10, 7.82s, 2036	284,000	204,480
South Coast Funding 144A FRB
Ser. 3A, Class A2, 6.557s, 2038
(Cayman Islands)	120,000	120,240
Structured Asset Investment Loan
Trust 144A FRB Ser. 05-HE3,
Class M11, 6.156s, 2035	319,000	159,500
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 5.86s, 2015	1,330,751	1,329,087
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	3,693,000	93,544
Ser. 07-4, Class 1A4, IO, 5s, 2037	3,693,000	97,938
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038
(Cayman Islands)	395,000	374,974
TIAA Real Estate CDO, Ltd. 144A
Ser. 02-1A, Class IV, 6.84s, 2037
(Cayman Islands)	351,000	329,589
Whinstone Capital Management,
Ltd. 144A FRB Ser. 1A, Class B3,
6.255s, 2044 (United Kingdom)	421,087	421,066

Total asset-backed securities
(cost $45,676,312)		$45,480,016

SENIOR LOANS (7.0%)* (c)

	Principal amount	Value

Basic Materials (0.8%)
Aleris International, Inc. bank term
loan FRN Ser. B, 7 3/8s, 2013	$200,000	$198,000
Celanese Corp. bank term loan FRN
Ser. B, 7.099s, 2014	250,000	250,365

Putnam VT Diversified Income Fund

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Basic Materials continued
Freeport-McMoRan Copper & Gold,
Inc. bank term loan FRN Ser. B,
7.07s, 2014	$724,089	$724,298
Georgia-Pacific Corp. bank term loan
FRN Ser. B, 7.106s, 2013	591,000	592,086
Georgia-Pacific Corp. bank term loan
FRN Ser. B2, 7.102s, 2012	199,500	199,867
Hexion Specialty Chemicals, Inc. bank
term loan FRN Ser. C-5, 7 5/8s, 2013	15,000	15,033
Innophos, Inc. bank term loan FRN
7.57s, 2010	134,450	134,786
Lyondell Chemical Co. bank term
loan FRN Ser. B, 6.856s, 2013	99,250	99,138
Momentive Performance Materials,
Inc. bank term loan FRN 7 5/8s, 2013	149,250	149,281
Novelis, Inc. bank term loan FRN
7.61s, 2012	198,994	199,025
Novelis, Inc. bank term loan FRN
Ser. B, 7.59s, 2012	345,621	345,675
Rockwood Specialties Group, Inc.
bank term loan FRN
Ser. E, 7.105s, 2012	880,773	884,076
		3,791,630

Capital Goods (0.2%)
Berry Plastics Holding Corp. bank
term loan FRN 7.355s, 2015	99,750	99,071
Graham Packaging International, Inc.
bank term loan FRN 7 5/8s, 2011	99,750	100,017
Hexcel Corp. bank term loan FRN
Ser. B, 7.108s, 2012	333,770	333,979
McKechnie Holdings, LLC bank
term loan FRN 7.34s,
2014 (United Kingdom)	160,000	160,150
Mueller Water Products, Inc. bank
term loan FRN
Ser. B, 7.094s, 2014	280,000	280,350
Terex Corp. bank term loan
FRN Ser. D, 7.1s, 2013	49,625	49,687
Transdigm, Inc. bank term loan
FRN 7.36s, 2013	150,000	150,563
		1,173,817

Communication Services (0.4%)
American Cellular Corp. bank term
loan FRN 7.32s, 2014	124,688	124,506
Consolidated Communications
Holdings, Inc. bank term
loan FRN Ser. D, 7.093s, 2011	107,615	107,884
Hawaiian Telcom Communications, Inc.
bank term loan FRN Ser. C, 7.57s, 2014	430,000	428,388
Intelsat, Ltd. bank term loan FRN
Ser. B, 7.349s, 2013 (Bermuda)	398,000	398,796

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Communication Services continued
MetroPCS Wireless, Inc. bank term
loan FRN 7 5/8s, 2013	$148,875	$149,210
PanAmSat Corp. bank term loan
FRN Ser. B, 7.349s, 2013	447,750	448,562
Syniverse Holdings, Inc. bank term
loan FRN Ser. B, 7.1s, 2012	227,010	227,010
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 7.32s, 2013	114,425	114,449
		1,998,805

Consumer Cyclicals (1.4%)
Adesa, Inc. bank term loan FRN
7.57s, 2013	400,000	399,850
CCM Merger, Inc. bank term loan
FRN Ser. B, 7.353s, 2012	588,004	590,393
Cenveo Corp. bank term loan FRN
Ser. B, 7.11s, 2014	153,103	153,008
Cenveo Corp. bank term loan FRN
Ser. DD, 7.1s, 2014	31,897	31,877
Claire’s Stores, Inc. bank term loan
FRN 8.07s, 2014	435,000	426,980
Coinmach Corp. bank term loan
FRN Ser. B, 7.877s, 2012	149,243	149,617
Dex Media West, LLC bank term
loan FRN Ser. B1, 6.859s, 2010	313,156	312,921
GateHouse Media, Inc. bank term
loan FRN Ser. B, 7.6s, 2014	160,000	159,250
Golden Nugget, Inc. bank term loan
FRN Ser. B, 7.35s, 2014	73,182	73,090
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 7.35s, 2014	41,818	41,766
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 7.1s, 2010	1,175,000	1,168,076
Michaels Stores, Inc. bank term loan
FRN Ser. B, 7 5/8s, 2013	240,000	237,433
Neiman Marcus Group, Inc. bank
term loan FRN Ser. B, 7.358s, 2013	354,190	355,048
PRIMEDIA, Inc. bank term loan
FRN Ser. B, 7.57s, 2013	147,750	147,227
R.H. Donnelley, Inc. bank term loan
FRN 6.851s, 2011	539,082	538,745
R.H. Donnelley, Inc. bank term loan
FRN Ser. D1, 6.85s, 2011	285,737	285,452
Reader’s Digest Association, Inc.
(The) bank term loan FRN Ser. B,
7.347s, 2014	300,000	299,344
Standard-Pacific Corp. bank term
loan FRN Ser. B, 6.86s, 2013	75,000	73,969
Sun Media Corp. bank term loan
FRN Ser. B, 7.105s, 2009 (Canada)	137,128	137,299
Tribune Co. bank term loan
FRN Ser. B, 8 3/8s, 2014	705,000	687,926
Trump Hotel & Casino Resort, Inc.
bank term loan FRN 7.866s, 2012	123,438	123,978

Putnam VT Diversified Income Fund

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Consumer Cyclicals continued
Trump Hotel & Casino Resort, Inc.
bank term loan FRN Ser. B-1,
7.905s, 2012	$123,125	$123,664
TRW Automotive, Inc. bank term
loan FRN Ser. B, 6 7/8s, 2014	135,000	135,141
Visant Holding Corp. bank term
loan FRN Ser. C, 7.33s, 2010	245,539	246,511
		6,898,565

Consumer Staples (2.0%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 7.859s, 2013	661,669	666,467
Cablevision Systems Corp. bank
term loan FRN 7.07s, 2013	792,000	791,142
Cebridge Connections, Inc. bank
term loan FRN Ser. B, 7.358s, 2013	275,000	273,375
Cebridge Connections, Inc. bank
term loan FRN Ser. B, 7.356s, 2013	250,000	248,523
Charter Communications, Inc.
bank term loan FRN 7.85s, 2014	150,000	149,391
Charter Communications, Inc.
bank term loan FRN 7.36s, 2014	1,460,446	1,446,450
Cinemark, Inc. bank term loan
FRN 7.137s, 2013	219,000	219,000
Citadel Communications bank term
loan FRN Ser. B, 6.945s, 2014	315,000	312,112
Dean Foods Co. bank term loan
FRN Ser. B, 6 7/8s, 2014	548,625	547,459
Gray Television, Inc. bank term loan
FRN Ser. B, 6.852s, 2014	150,000	149,344
Insight Midwest, LP bank term loan
FRN Ser. B, 7.35s, 2014	143,075	143,299
Jarden Corp. bank term loan FRN
Ser. B1, 7.1s, 2012	199,489	199,572
Jarden Corp. bank term loan FRN
Ser. B2, 7.1s, 2012	99,746	99,829
Mediacom Communications Corp.
bank term loan FRN Ser. C,
7.107s, 2015	588,304	587,405
Mediacom Communications Corp.
bank term loan FRN Ser. D2,
7.1s, 2015	89,775	89,476
MGM Studios, Inc. bank term loan
FRN Ser. B, 8.6s, 2011	693,000	693,948
National Cinimedia, Inc. bank term
loan FRN 7.11s, 2015	185,000	184,504
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 8.099s, 2014	605,000	605,000
Six Flags Theme Parks bank term
loan FRN 7.61s, 2015	480,000	474,257
Spanish Broadcasting Systems, Inc.
bank term loan FRN 7.1s, 2012	338,083	337,977
Universal City Development
Partners bank term loan
FRN Ser. B, 7.36s, 2011	462,727	465,619

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Consumer Staples continued
Univision Communications, Inc.
bank term loan FRN
Ser. B, 7.855s, 2014	$380,537	$374,829
Univision Communications, Inc.
bank term loan FRN
Ser. DD, 7.61s, 2014 (U)	24,463	24,096
VNU NV Group BV bank term
loan FRN Ser. B, 7.607s,
2013 (Netherlands)	1,128	1,133
Warner Music Group bank term
loan FRN Ser. B, 7.359s, 2011	141,916	142,251
Young Broadcasting, Inc. bank term
loan FRN Ser. B, 7 7/8s, 2012	208,562	209,031
		9,435,489

Energy (0.5%)
CR Gas Storage bank term loan
FRN 7.11s, 2013	36,272	36,340
CR Gas Storage bank term loan
FRN 7.11s, 2013	222,619	223,036
CR Gas Storage bank term loan
FRN 7.07s, 2013	41,025	41,102
CR Gas Storage bank term loan
FRN Ser. DD, 7.11s, 2013	24,570	24,616
Key Energy Services, Inc. bank term
loan FRN 7.86s, 2010	50,000	50,188
Key Energy Services, Inc. bank term
loan FRN Ser. B, 7.854s, 2012	636,700	639,087
Meg Energy Corp. bank term loan
FRN 7.35s, 2013 (Canada)	74,063	74,340
Meg Energy Corp. bank term loan
FRN Ser. DD, 6s, 2013
(Canada) (U)	75,000	74,826
Petroleum Geo-Services ASA
bank term loan FRN 7.1s,
2015 (Norway)	110,000	110,000
Petroleum Geo-Services ASA
bank term loan FRN
Ser. B, 7.6s, 2012 (Norway)	28,662	28,726
Targa Resources, Inc. bank term
loan FRN 7.356s, 2012	472,641	474,561
Targa Resources, Inc. bank term
loan FRN 5.225s, 2012	115,161	115,629
Western Refining, Inc. bank term
loan FRN Ser. B, 7.07s, 2014	441,964	441,688
Western Refining, Inc. bank term
loan FRN Ser. DD, 0 3/4s, 2014	108,036	107,968
		2,442,107

Financial (0.2%)
Hub International, Ltd. bank term
loan FRN Ser. B, 7.86s, 2014	106,209	106,010
Hub International, Ltd. bank term
loan FRN Ser. DD, 1 3/8s, 2014 (U)	23,791	23,746

Putnam VT Diversified Income Fund

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Financial continued
Realogy Corp. bank term loan
FRN 8.32s, 2013	$161,212	$159,331
Realogy Corp. bank term loan
FRN Ser. B, 8.35s, 2013	598,788	591,802
		880,889

Health Care (0.8%)
Carestream Health, Inc. bank term
loan FRN 7.34s, 2013	288,000	288,108
Community Health Systems, Inc.
bank term loan FRN Ser. B,
7.6s, 2014	445,611	446,098
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
7.6s, 2014	29,389	29,421
Concentra, Inc. bank term loan
FRN Ser. B, 7.6s, 2014	175,000	175,438
Davita, Inc. bank term loan FRN
Ser. B, 6.842s, 2012	200,000	200,125
Health Management Associates,
Inc. bank term loan FRN 7.1s, 2014	874,808	875,206
Healthsouth Corp. bank term loan
FRN Ser. B, 7.849s, 2013	815,677	818,319
IASIS Healthcare, LLC/ IASIS
Capital Corp. bank term
loan FRN Ser. DD, 7.36s, 2014 (U)	47,695	47,695
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term
loan FRN 10.606s, 2014	250,000	252,969
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term
loan FRN 7.22s, 2014	12,719	12,719
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN Ser. B,
7.356s, 2014	139,238	139,238
LifePoint, Inc. bank term loan FRN
Ser. B, 6.985s, 2012	171,267	170,469
Psychiatric Solutions, Inc. bank term
loan FRN Ser. B, 7.082s, 2012	130,000	130,027
		3,585,832

Technology (0.3%)
Activant Solutions Holdings, Inc.
bank term loan FRN
Ser. B, 7 3/8s, 2013	135,000	134,409
AMI Semiconductor, Inc. bank term
loan FRN 6.82s, 2012	449,713	447,746
JDA Software Group, Inc. bank term
loan FRN Ser. B, 7.6s, 2013	35,589	35,901
Sabre Holdings Corp. bank term
loan FRN 7.605s, 2014	194,362	192,448
SunGard Data Systems, Inc. bank
term loan FRN 7.36s, 2014	448,875	450,238
Travelport bank term loan
FRN 7.864s, 2013	4,550	4,566
		1,265,308

SENIOR LOANS (7.0%)* (c) continued

	Principal amount	Value

Transportation (0.1%)
Delta Airlines, Inc. bank term loan
FRN 7.355s, 2012	$50,000	$49,900
United Airlines Corp. bank term
loan FRN Ser. B, 7 3/8s, 2014	600,000	597,516
		647,416

Utilities & Power (0.3%)
Dynegy Holdings, Inc. bank term loan
FRN 6.82s, 2013	565,000	561,328
Mirant North America, LLC. bank
term loan FRN 7.07s, 2013	44,087	44,071
NRG bank term loan FRN
7.85s, 2014 (U)	135,000	133,751
NRG bank term loan FRN 7.1s, 2014	162,527	161,686
NRG Energy, Inc. bank term loan
FRN 7.07s, 2014	392,473	390,440
Reliant Energy, Inc. bank term loan
FRN 7.1s, 2014	335,000	334,163
		1,625,439

Total senior loans (cost $33,873,411)		$33,745,297

PURCHASED OPTIONS OUTSTANDING (2.4%)*

	Expiration date/		Contract
	strike price		amount	Value

Option on an interest
rate swap with Citibank
for the right to pay a
fixed rate of 4.0625%
versus the six-month
EUR-EURIBOR-
Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	6,500,000	$127,883
Option on an interest
rate swap with Citibank
for the right to pay a
fixed rate of 4.16%
versus the six-month
EUR-EURIBOR-
Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	4,540,000	89,075
Option on an interest
rate swap with Citibank,
N.A. London for the right
to receive a fixed rate
swap of 4.16% versus the
six month EUR-
EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.16	EUR	4,540,000	22,167
Option on an interest
rate swap with Citibank,
N.A. London for the right
to receive a fixed rate
swap of 4.0625%
versus the six month
EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	6,500,000	10,872

Putnam VT Diversified Income Fund

PURCHASED OPTIONS OUTSTANDING (2.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.215% versus
the three month USD-
LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	$39,357,000	$1,730,815
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.20% versus the three
month USD-LIBOR-
BBA maturing on
May 14, 2018.	May-08/5.20	19,678,000	859,496
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.1975% versus
the three month USD-
LIBOR-BBA maturing
on May 14, 2018.	May-08/5.198	18,205,000	820,765
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.22% versus
the three month USD-
LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	18,205,000	795,540
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.45% versus
the three month USD-
LIBOR-BBA maturing
on May 23, 2008.	May-08/5.45	22,813,000	736,196
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.235% versus
the three month USD-
LIBOR-BBA maturing
on May 8, 2018.	May-08/5.235	13,192,000	563,188
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.21% versus the
three month USD-
LIBOR-BBA maturing
on May 14, 2018.	May-08/5.21	7,871,000	339,476

PURCHASED OPTIONS OUTSTANDING (2.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2018.	May-08/5.215	$39,357,000	$290,840
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.45%
versus the three month
USD-LIBOR-BBA
maturing on
May 23, 2008.	May-08/5.45	22,813,000	288,055
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 4.5943%
versus the six month
EUR-EURIBOR-Telerate
maturing on
May 14, 2009.	May-09/4.594 EUR	3,800,000	201,329
Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right
to receive a fixed
rate of 5.20% versus
the three month
USD-LIBOR-BBA
maturing on
May 14, 2018.	May-08/5.20	$19,678,000	143,630
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2018.	May-08/5.198	18,205,000	138,491
Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the right to
receive a fixed rate
of 5.22% versus the
three month USD-
LIBOR-BBA
maturing on
May 14, 2018.	May-08/5.22	18,205,000	136,044

Putnam VT Diversified Income Fund

PURCHASED OPTIONS OUTSTANDING (2.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA
maturing on
May 08, 2018.	May-08/5.235	$13,192,000	$100,299
Option on an interest
rate swap with
Goldman Sachs
International for the
right to receive a
fixed rate of 4.5943%
versus the six month
EUR-EURIBOR-
Telerate maturing
on May 18, 2019.	May-09/4.594 EUR	3,800,000	65,204
Option on an interest
rate swap with Goldman
Sachs, International for
the right to pay a fixed
rate swap of 5.16%
versus the three month
USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	$1,272,000	59,426
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive
a fixed rate of 5.21%
versus the three
month USD-LIBOR-
BBA maturing on
May 14, 2018.	May-08/5.21	7,871,000	58,828
Option on an interest
rate swap with Goldman
Sachs, International for
the right to receive a
fixed rate swap
of 5.16% versus the
three month
USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	1,272,000	8,502
Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right
to pay a fixed
rate swap of 5.3475%
versus the three
month USD-LIBOR-
BBA maturing
February 04, 2018.	Jan-08/5.348	49,052,000	1,585,508

PURCHASED OPTIONS OUTSTANDING (2.4%)* continued

	Expiration date/		Contract
	strike price		amount	Value

Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right
to pay a fixed rate swap
of 4.4175% versus the
six month EUR-
EURIBOR-Telerate
maturing January 30, 2017.	Jan-12/4.418	EUR	19,291,000	$751,633
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.39% versus
the three month
USD-LIBOR-BBA
maturing on
January 29, 2018.	Jan-08/5.39		$23,499,000	722,113
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.3475% versus
the three month USD-
LIBOR-BBA maturing
on February 4, 2018.	Jan-08/5.348		49,052,000	369,656
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive
a fixed rate of 4.4175%
versus the six month
EUR-EURIBOR-Telerate
maturing on
January 30, 2017.	Jan-12/4.418	EUR	19,291,000	268,793
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA
maturing on
January 29, 2018.	Jan-08/5.39		$23,499,000	188,018
Option on an interest
rate swap with Citibank
for the right to pay a
fixed rate of 1.03%
versus the six-month
JPY-LIBOR-BBA
maturing on
January 26, 2009.	Jan-08/1.03	JPY 5,138,000,000		108,926

Total purchased options outstanding
(cost $9,867,324)				$11,580,768

Putnam VT Diversified Income Fund

COMMON STOCKS (—%)*

	Shares	Value

Bohai Bay Litigation, LLC (Units) (F)	842	$11,914
Contifinancial Corp. Liquidating
Trust Units (F)	2,490,242	249
VFB LLC (acquired various dates
from 6/22/99 to 12/8/03,
cost $535,954) ‡ † (F)	815,601	16,872
XCL Warranty Escrow (F)	842	120,187

Total common stocks (cost $1,758,108)		$149,222

CONVERTIBLE PREFERRED STOCKS (—%)* (cost $92,973)

	Shares	Value

Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	2,026	$87,625

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Dayton Superior Corp.
144A (F)	6/15/09	$0.01	890	$15,266
MDP Acquisitions PLC
144A (Ireland)	10/1/13	EUR 0.001	422	11,816
Ubiquitel, Inc. 144A	4/15/10	$22.74	1,420	14

Total warrants (cost $99,297)				$27,096

SHORT-TERM INVESTMENTS (8.9%)*

	Principal amount/
	shares	Value

Putnam Prime Money
Market Fund (e)	38,803,315	$38,803,315
Short-term investments
held as collateral for loaned
securities with yields ranging
from 5.28% to 5.53%
and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$1,230,890	1,228,840
U.S. Treasury Bills 4.86%,
September 27, 2007 #	1,369,000	1,352,736
U.S. Treasury Bills 4.17%,
July 19, 2007 #	1,706,000	1,702,443

Total short-term investments
(cost $43,087,334)		$43,087,334

Total investments (cost $489,679,914)		$491,295,570

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $83,280,451) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,007,287	$24,736,462	7/18/07	$270,825
Brazilian Real	1,272,718	1,209,051	7/18/07	63,667
British Pound	7,911,334	7,850,329	9/19/07	61,005
Canadian Dollar	1,209,679	1,208,882	7/18/07	797
Danish Krone	322,703	318,500	9/19/07	4,203
Euro	11,215,690	11,141,238	9/19/07	74,452
Indian Rupee	1,310,150	1,311,036	8/16/07	(886)
Indonesian Rupiah	1,196,402	1,216,271	8/15/07	(19,869)
Malaysian Ringgit	1,276,215	1,297,769	8/15/07	(21,554)
Mexican Peso	2,431,923	2,383,930	7/18/07	47,993
Norwegian Krone	15,985,361	15,748,206	9/19/07	237,155
Polish Zloty	3,909,274	3,777,587	9/19/07	131,687
Swedish Krona	3,662,889	3,623,767	9/19/07	39,122
Swiss Franc	7,536,862	7,457,423	9/19/07	79,439

Total				$968,036

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $159,119,517) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,619,516	$8,447,202	7/18/07	$(172,314)
British Pound	6,547,667	6,456,225	9/19/07	(91,442)
Canadian Dollar	12,343,094	12,207,428	7/18/07	(135,666)
Euro	53,184,767	52,982,842	9/19/07	(201,925)
Hungarian Forint	2,574,486	2,468,997	9/19/07	(105,489)
Japanese Yen	38,227,740	39,343,153	8/15/07	1,115,413
Norwegian Krone	4,906,484	4,822,309	9/19/07	(84,175)
Swedish Krona	14,382,298	14,163,896	9/19/07	(218,402)
Swiss Franc	15,805,951	15,689,623	9/19/07	(116,328)
Taiwan Dollar	607,270	600,069	8/15/07	(7,201)
Turkish Lira	2,004,312	1,937,773	9/19/07	(66,539)

Total				$(84,068)

Putnam VT Diversified Income Fund

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian
Government Bond
10 yr (Long)	8	$834,409	Sep-07	$(9,070)
Euro-Bobl
5 yr (Short)	39	5,598,240	Sep-07	17,316
Euro-Bund
10 yr (Long)	32	4,796,098	Sep-07	(8,305)
Euro-Dollar
90 day (Long)	595	140,784,438	Sep-09	(879,581)
Euro-Dollar
90 day (Short)	595	141,037,313	Sep-08	812,220
Euro-Schatz
2 yr (Long)	838	116,236,105	Sep-07	65,165
Japanese
Government
Bond 10 yr (Long)	48	51,457,528	Sep-07	(124,911)
Sterling Interest
Rate 90 day (Long)	355	83,502,039	Dec-07	(152,651)
U.K. Gilt 10 yr (Long)	19	3,956,323	Sep-07	(78,241)
U.S. Treasury Bond
20 yr (Short)	61	6,572,750	Sep-07	8,674
U.S. Treasury Note
10 yr (Long)	112	11,838,750	Sep-07	97,102
U.S. Treasury Note
5 yr (Short)	281	29,245,953	Sep-07	186,073
U.S. Treasury Note
2 yr (Short)	467	95,165,844	Sep-07	(111,441)

Total				$(177,650)

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $2,815,503) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate
swap with Citibank for the
obligation to receive a fixed
rate of 4.40% versus the
six-month EUR-
EURIBOR-Telerate
maturing on
March 26, 2022.	EUR	1,060,000	Mar-12/4.40	$81,028
Option on an interest rate
swap with Citibank for the
obligation to receive a fixed
rate of 4.56% versus the
six-month EUR-
EURIBOR-Telerate
maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	64,680

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $2,815,503) (Unaudited) continued

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate
swap with Citibank for the
obligation to pay a fixed
rate of 4.56% versus the
six-month EUR-
EURIBOR-Telerate
maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	$27,014
Option on an interest rate
swap with Citibank for the
obligation to pay a fixed
rate of 4.40% versus the
six-month EUR-
EURIBOR-Telerate
maturing on
March 28, 2022.	EUR	1,060,000	Mar-12/4.40	22,261
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the
obligation to receive a fixed
rate of 5.51% versus the
three month USD-LIBOR-
BBA maturing on
May 14, 2022.		$19,678,500	May-12/5.51	1,090,496
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the
obligation to pay a fixed
rate of 5.51% versus the
three month USD-LIBOR-
BBA maturing on
May 14, 2022.		19,678,500	May-12/5.51	572,469
Option on an interest rate
swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of
5.515% versus the three
month USD-LIBOR-
BBA maturing on
May 14, 2022.		9,839,000	May-12/5.515	529,073
Option on an interest rate
swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
pay a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2022.		9,839,000	May-12/5.515	282,212
Option on an interest rate
swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
pay a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2022.		3,935,500	May-12/5.52	113,335

Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $2,815,503) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2022.	$3,935,500	May-12/5.52	$210,947

Total			$2,993,515

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07
(proceeds receivable $5,007,157) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$2,400,000	7/12/07	$2,422,313
FNMA, 6s, July 1, 2037	2,000,000	7/12/07	1,977,969
GNMA, 6 1/2s, July 1, 2037	600,000	7/19/07	609,984

Total			$5,010,266

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Argentina	2.1%
Canada	1.0
Cayman Islands	1.3
France	2.2
Germany	6.6
Indonesia	0.5
Ireland	2.3
Japan	5.1
Luxembourg	0.8
Mexico	0.7
Russia	1.4
Spain	0.5
Sweden	0.9
Turkey	0.5
United Kingdom	2.0
United States	70.6
Other	1.5

Total	100.0%

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$400,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(23,709)

	13,700,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	412,008

	1,800,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	102,885

Citibank, N.A.
JPY	9,439,464,000	4/3/08	1.165%	6 month JPY-LIBOR-BBA	(246,893)

	$15,860,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(271,845)

AUD	12,910,000	6/19/17	6.8095%	6 month AUD-BBR-BBSW	34,973

AUD	44,460,000	6/18/12	6 month AUD-BBR-BBSW	6.915%	(73,164)

JPY	960,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(100,779)

AUD	49,930,000	6/18/09	6.79%	3 month AUD-BBR-BBSW	(3,374)

GBP	15,890,000	6/6/17	6 month GBP-LIBOR-BBA	5.694%	(532,103)

GBP	14,080,000	6/6/12	6.003%	6 month GBP-LIBOR-BBA	231,549

GBP	3,780,000	6/8/37	5.02%	6 month GBP-LIBOR-BBA	210,173

	$10,850,000	9/29/13	5.078%	3 month USD-LIBOR-BBA	127,710

JPY	812,000,000	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	59,083

Credit Suisse First Boston International
	$4,835,700	7/9/14	4.945%	3 month USD-LIBOR-BBA	119,974

Credit Suisse International
GBP	1,066,000	4/3/36	2,685,500 GBP at maturity	6 month GBP-LIBOR-BBA	422,808

EUR	20,540,000	7/4/15	3.93163%	6 month
				EUR-EURIBOR-Telerate	1,646,692

GBP	9,810,000	6/14/09	6 month GBP-LIBOR-BBA	6.18625%	(28,093)

Deutsche Bank AG
ZAR	8,620,000	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(25,618)

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$59,200,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	$(602,656)

	53,800,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	563,286

GBP	2,700,000		6/13/37	5.1875%	6 month GBP-LIBOR-BBA	538

AUD	3,910,000		6/28/17	6.8375%	6 month AUD-BBR-BBSW	4,098

AUD	13,340,000		6/28/12	6 month AUD-BBR-BBSW	6.92%	(18,703)

AUD	15,210,000		6/28/09	6.76%	3 month AUD-BBR-BBSW	9,046

GBP	2,051,000		6/15/37	5.24%	6 month GBP-LIBOR-BBA	(20,086)

GBP	8,046,000		6/15/17	6 month GBP-LIBOR-BBA	5.9125%	(5,639)

GBP	7,040,000		6/15/12	6.175%	6 month GBP-LIBOR-BBA	12,789

GBP	13,370,000		6/13/09	6 month GBP-LIBOR-BBA	6.24125%	(11,523)

JPY	549,700,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	14,154

JPMorgan Chase Bank, N.A.
	$8,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	42,717

	15,400,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	202,087

	50,460,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	(34,565)

	16,339,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	8,876

JPY	3,880,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(182,610)

	$5,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	526,083

	11,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(648,646)

	6,920,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	171,849

	4,970,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	134,263

	23,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	(405,609)

	111,794,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	724,360

Lehman Brothers International (Europe)
	25,107,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(128,781)

	223,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	5,271

	554,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	1,145

	223,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	(5,230)

	554,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	(1,107)

	87,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(729)

	9,049,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	117,965

Lehman Brothers Special Financing, Inc.
JPY	1,700,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	336,882

JPY	991,400,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	141,984

	$38,817,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	517,630

GBP	990,000		3/15/36	pays 2,396,625 GBP at
				maturity	6 month GBP-LIBOR-BBA	437,786

	$32,862,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	517,314

	54,156,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	212,743

Merrill Lynch Capital Services, Inc.
JPY	549,700,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(1,883)

Merrill Lynch Derivative Products AG
JPY	274,800,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	474

Total						$4,697,850

(E) See Note 1 to the financial statements regarding extended effective dates.

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$4,420,000	5/2/08	10 bp plus	Banc of America	$5,072
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
4,160,000	5/2/08	12.5 bp plus	Banc of America	6,620
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

21,000,000	10/1/07	(7.5 bp plus	The spread	1
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,642,000	8/1/07	(7.5 bp plus	The spread	1
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

31,120,000	10/31/07	8 bp plus change	Banc of America	45,084
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP 1,066,000	4/3/36	1,615,391 GBP at	GBP Non-revised	(61,782)
		maturity	Retail Price
Index

Goldman Sachs International
GBP 2,620,000	4/20/37	3.154%	GBP Non-revised	(198,131)
UK Retail Price
Index excluding
tobacco

EUR 6,880,000	4/16/17	2.1925%	Eurostat	(82,353)
Eurozone HICP
excluding tobacco

$988,000	9/15/11	678 bp (1 month	Ford Credit Auto	(7)
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International continued

EUR 3,440,000	4/16/37	(2.305%)	Eurostat	$101,864
Eurozone HICP
excluding tobacco

$10,370,000	1/2/08	(10 bp plus	The spread	14,124
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,110,000	5/2/08	10 bp plus	Banc of America	167
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

GBP 5,847,000	6/15/12	(3.085%)	GBP Non-revised	4,699
Retail Price
Index

EUR 1,928,000	6/12/37	(2.4775%)	Eurostat	(2,678)
Eurozone HICP
excluding tobacco

GBP 1,310,000	6/8/37	(3.315%)	GBP Non-revised	9,228
Retail Price
Index

EUR 18,270,000	5/16/12	2.18%	Eurostat	98,899
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
$6,218,000	10/1/07	175 bp plus	The spread	3,731
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Lehman Brothers International (Europe)
324,000	1/1/08	(5 bp plus	The spread	1
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

10,370,000	1/1/08	(Beginning	The spread	14,414
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers International (Europe)

$10,370,000	1/1/08	(10 bp plus	The spread	$14,124
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
13,801,000	10/1/07	30 bp plus	The spread	1,808
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

EUR 3,300,000	3/29/37	(2.275%)	Eurostat	120,579
Eurozone HICP
excluding tobacco

GBP 990,000	3/15/36	1,498,412 GBP at	GBP Non-revised	(102,149)
		maturity	Retail Price
Index

Morgan Stanley Capital Services Inc.
$16,330,000	10/31/07	10 bp plus	Banc of America	24,495
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

EUR 3,440,000	1/9/37	(2.135%)	Eurostat	87,055
Eurozone HICP
excluding tobacco

EUR 12,500,000	1/9/12	2.1625%	Eurostat	(52,549)
Eurozone HICP
excluding tobacco

Total				$52,317

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$—	$140,000	10/12/52	(134 bp)	$1,131

DJ CDX NA HY Series 8
Index	28,271	6,462,000	6/20/12	(275 bp)	169,787

DJ CDX NA HY Series 8
Index	13,500	3,600,000	6/20/12	(275 bp)	92,339

Ford Motor Co., 7.45%,
7/16/31	—	340,000	3/20/12	(525 bp)	(2,139)

Ford Motor Credit Co.,
7%, 10/1/13	—	1,020,000	3/20/12	285 bp	(907)

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	—	1,450,000	6/20/12	(89 bp)	17,876

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	415,000	9/20/11	(111 bp)	1,274

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	165,000	6/20/11	(101 bp)	710

Bear, Stearns Credit Products, Inc.
Claire’s Stores, 9
5/8%, 6/1/15	—	50,000	6/20/12	230 bp	(1,552)

DJ ABX NA CMBX BBB Index	—	167,546	10/12/52	(134 bp)	1,296

DJ CDX NA HY Series 8
Index	644	257,500	6/20/12	(275 bp)	6,283

DJ CDX NA HY Series 8
Index 25-35% tranche	—	1,030,000	6/20/12	84 bp	(15,495)

Citibank, N.A.
Charter Communications
Operating LLC	—	450,000	3/20/12	(108 bp)	12,839

DJ CDX NA HY Series 8
Index	923	369,250	6/20/12	(275 bp)	9,010

DJ CDX NA HY Series 8
Index 25-35% tranche	—	1,477,000	6/20/12	85 bp	(21,609)

DJ CDX NA IG Series 6
Index	3,242	3,152,000	6/20/13	(50 bp)	8,277

DJ CDX NA IG Series 6
Index 7-10% tranche	—	3,152,000	6/20/13	45.75 bp	(14,090)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	990,000	9/20/07	(487.5 bp)	(11,058)

Ford Motor Co., 7.45%,
7/16/31	—	1,200,000	9/20/08	725 bp	72,358

Ford Motor Co., 7.45%,
7/16/31	—	210,000	9/20/07	(485 bp)	(2,334)

Ukraine Government,
7.65%, 6/11/13	—	795,000	10/20/11	194 bp	25,591

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	—	160,000	6/20/09	(165 bp)	(2,019)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	110,000	6/20/17	297 bp	(5,202)

Freeport-McMoRan Copper
& Gold, Inc.	—	441,600	3/20/12	(82 bp)	(3,962)

Freeport-McMoRan Copper
& Gold, Inc.	—	440,000	3/20/12	41 bp	(3,329)

Neiman Marcus Group,
Inc., 9%, 10/15/15	—	275,000	3/20/12	(64 bp)	1,926

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Credit Suisse International continued
Republic of Peru, 8
3/4%, 11/21/33	$ —		$455,000	4/20/17	125 bp	$8,096

Solectron Corp., 0%,
5/8/20	—		164,000	3/20/12	(180 bp)	(8,309)

Solectron Global
Finance Ltd, 8%, 3/15/16	—		164,000	3/20/12	380 bp	14,558

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	—		450,000	3/20/10	(48 bp)	4,759

Deutsche Bank AG
DJ CDX NA IG Series 7	—		939,000	12/20/13	(50 bp)	2,298

DJ CDX NA IG Series 7
Index 7-10% tranche	—		939,000	12/20/13	55 bp	(3,025)

DJ CDX NA IG Series 8
Index 7-10% tranche	—		2,668,000	6/20/12	22 bp	(5,557)

DJ iTraxx Europe Series
6 Version 1	6,952	EUR	1,668,000	12/20/13	(40 bp)	(5,746)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	—	EUR	1,668,000	12/20/13	43 bp	16,773

Republic of Indonesia,
6.75%, 2014	—		$435,000	9/20/16	292 bp	37,295

Republic of Peru, 8
3/4%, 11/21/33	—		455,000	4/20/17	126 bp	8,743

Republic of Turkey
11 7/8%, 1/15/30	—		680,000	6/20/14	195 bp	3,410

Republic of Venezuela,
9 1/4%, 9/15/27	—		440,000	6/20/14	220 bp	(17,507)

Russian Federation,
7 1/2%, 3/31/30	—		825,000	6/20/17	61 bp	(1,913)

United Mexican States,
7.5%, 4/8/33	—		405,000	4/20/17	66 bp	6,149

United Mexican States,
7.5%, 4/8/33	—		1,095,000	3/20/14	56 bp	11,797

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—		3,016,000	(a)	2.461%	154,127

DJ CDX NA HY Series 5
Index	(67,772)		3,876,480	12/20/10	(395 bp)	(258,638)

DJ CDX NA HY Series 8
Index	(59,433)		3,729,110	6/20/10	275 bp	(22,697)

DJ CDX NA HY Series 8
Index	15,000		3,000,000	6/20/12	(275 bp)	80,699

DJ CDX NA HY Series 8
Index	1,500		300,000	6/20/12	(275 bp)	8,070

DJ CDX NA HY Series 8
Index	—		519,250	6/20/12	(275 bp)	11,371

DJ CDX NA HY Series 8
Index 25-35% tranche	—		2,077,000	6/20/12	105 bp	(12,086)

DJ CDX NA IG Series 7
Index	—		1,565,000	12/20/13	(50 bp)	3,829

DJ CDX NA IG Series 7
Index	2,681		3,981,000	12/20/13	(50 bp)	12,424

DJ CDX NA IG Series 7
Index 7-10% tranche	—		1,565,000	12/20/13	56 bp	(4,177)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International continued
DJ CDX NA IG Series 7
Index 7-10% tranche	$—	$3,981,000	12/20/13	48 bp	$(29,274)

DJ CDX NA HY
Series 8 Index	7,770	1,036,000	6/20/12	275 bp	30,458

DJ CDX NA HY
Series 8 Index 25-35% tranche	—	4,144,000	6/20/12	79.5 bp	(68,139)

General Motors Corp.,
7 1/8%, 7/15/13	—	990,000	9/20/08	620 bp	50,022

General Motors Corp.,
7 1/8%, 7/15/13	—	990,000	9/20/07	(427.5 bp)	(7,237)

General Motors Corp.,
7 1/8%, 7/15/13	—	210,000	9/20/08	620 bp	10,611

General Motors Corp.,
7 1/8%, 7/15/13	—	210,000	9/20/07	(425 bp)	(1,522)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	6,218,000	3/15/49	(70 bp)	(2,715)

Ford Motor Co., 7.45%,
7/16/31	—	165,000	9/20/07	(345 bp)	(1,232)

Ford Motor Co., 7.45%,
7/16/31	—	165,000	9/20/08	550 bp	5,551

Freeport-McMoRan Copper
& Gold, Inc.	—	883,300	3/20/12	(85 bp)	(10,865)

General Motors Corp.,
7 1/8%, 7/15/13	—	165,000	9/20/07	(350 bp)	(1,336)

General Motors Corp.,
7 1/8%, 7/15/13	—	165,000	9/20/08	500 bp	6,214

Idearc, Inc T/L B L	—	400,000	6/20/12	79 bp	(4,634)

Republic of Argentina,
8.28%, 12/31/33	—	520,000	6/20/14	235 bp	(15,782)

Republic of Indonesia,
6.75%, 3/10/14	—	700,000	6/20/17	171.5 bp	(538)

Republic of Turkey, 11
7/8%, 1/15/30	—	725,000	5/20/17	230 bp	5,594

Republic of Turkey, 11
7/8%, 1/15/30	—	535,000	5/20/17	244 bp	9,072

Russian Federation,
7 1/2%, 3/31/30	—	590,000	5/20/17	60 bp	(1,172)

Lehman Brothers Special Financing, Inc.
DJ ABX NA CMBX BBB Index	—	41,886	10/12/52	(134 bp)	233

DJ CDX NA CMBX AAA Index	—	13,801,000	3/15/49	(700 bp)	7,130

DJ CDX NA HY Series 8
Index	(114,547)	5,091,000	6/20/12	(275 bp)	55

DJ CDX NA HY Series 8
Index	2,584	516,750	6/20/12	(275 bp)	13,900

DJ CDX NA HY Series 8
Index	—	518,500	6/20/12	(275 bp)	11,355

DJ CDX NA HY
Series 8 Index	21,432	1,428,800	6/20/10	(275 bp)	7,248

DJ CDX NA HY Series 8
Index 25–35% tranche	—	1,786,000	6/20/10	80 bp	(4,929)

DJ CDX NA HY Series 8
Index 25–35% tranche	—	5,091,000	6/20/12	108 bp	(24,131)

DJ CDX NA HY Series 8
Index 25-35% tranche	—	2,067,000	6/20/12	82 bp	(32,905)

DJ CDX NA HY Series 8
Index 25-35% tranche	—	2,074,000	6/20/12	100 bp	(16,622)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
DJ CDX NA IG Series 7
Index	$883	$1,488,000	12/20/13	(50 bp)	$4,524

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,488,000	12/20/13	54.37 bp	(5,303)

DJ iTraxx Europe Series
6 Version 1	6,675	EUR 2,002,000	12/20/13	(40 bp)	(8,096)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	—	EUR 2,002,000	12/20/13	45.25 bp	20,383

Freescale
Semiconductor, 8 7/8%,
12/15/14	—	$439,000	6/20/10	(228 bp)	3,581

Freescale
Semiconductor, 8 7/8%,
12/15/14	—	439,000	6/20/12	355 bp	(10,207)

Republic of Argentina,
8.28%, 12/31/33	—	735,000	5/20/17	296 bp	(18,889)

Republic of Ecuador,
10%, 8/15/30	—	415,000	5/20/12	540 bp	(34,565)

Republic of Ecuador,
10%, 8/15/30	—	415,000	6/20/12	600 bp	(29,299)

Republic of Ecuador,
10%, 8/15/30	—	250,000	5/20/12	540 bp	(21,048)

Republic of Peru, 8
3/4%, 11/21/33	—	850,000	10/20/16	215 bp	71,460

Republic of Turkey, 11
7/8%, 1/15/30	—	1,040,000	5/20/17	228 bp	6,341

Republic of Venezuela,
9 1/4%, 9/15/27	—	875,000	5/20/08	(130 bp)	(3,136)

Republic of Venezuela,
9 1/4%, 9/15/27	—	875,000	5/20/12	183 bp	(29,490)

Solectron Corp., 0%,
5/8/20	—	366,000	3/20/12	(180 bp)	(19,059)

Solectron Corp., 0%,
5/8/20	—	262,000	3/20/12	(175 bp)	(13,644)

Solectron Corp., 0%,
5/8/20	—	157,000	3/20/12	(175 bp)	(8,176)

Solectron Global
Finance Ltd, 8%, 3/15/16	—	71,000	3/20/12	380 bp	6,822

Solectron Global
Finance Ltd, 8%, 3/15/16	—	262,000	3/20/12	380 bp	25,173

United Mexican States,
7.5%, 4/8/33	—	490,000	4/20/17	67 bp	7,806

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	485,000	9/20/07	(345 bp)	(3,506)

Ford Motor Co., 7.45%,
7/16/31	—	485,000	9/20/08	570 bp	22,123

General Motors Corp.,
7 1/8%, 7/15/13	—	680,000	9/20/07	(335 bp)	(4,743)

General Motors Corp.,
7 1/8%, 7/15/13	—	680,000	9/20/08	500 bp	25,363

L-3 Communications
Corp. 7 5/8%, 2012	—	680,000	9/20/11	(111 bp)	(10,579)

L-3 Communications
Corp. 7 5/8%, 2012	—	417,000	6/20/11	(92 bp)	(3,341)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	$—	$110,000	6/20/17	295 bp	$(5,351)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	—	350,000	6/20/09	190 bp	(2,779)

DJ ABX NA CMBX BBB Index	—	58,279	10/12/52	(134 bp)	436

DJ CDX NA HY Series 7 Index	45,600	960,000	12/20/09	(325 bp)	19,120

DJ CDX NA HY Series 8 Index	(21,772)	1,451,450	6/20/10	275 bp	(7,473)

DJ CDX NA HY Series 8 Index	107,184	7,145,600	6/20/10	(275 bp)	36,792

DJ CDX NA HY Series 8 Index	(16,470)	1,035,880	6/20/10	275 bp	(6,187)

DJ CDX NA HY Series 8
Index	—	518,750	6/20/12	(275 bp)	11,360

DJ CDX NA HY Series 8
Index	—	519,250	6/20/12	(275 bp)	11,371

DJ CDX NA HY Series 8
Index	—	519,000	6/20/12	(275 bp)	11,366

DJ CDX NA HY Series 8
Index 0-15% tranche	(45,777)	446,600	6/20/10	0 bp	11,165

DJ CDX NA HY Series 8
Index 0-15% tranche	(9,042)	89,300	6/20/10	0 bp	2,344

DJ CDX NA HY Series 8
Index 0-25% tranche	—	8,932,000	6/20/10	79 bp	(27,282)

DJ CDX NA HY Series 8
Index 25-35% tranche	—	2,075,000	6/20/12	103 bp	(13,893)

DJ CDX NA HY Series 8
Index 25-35% tranche	—	2,077,000	6/20/12	102 bp	(14,826)

DJ CDX NA HY Series 8
Index 25-35% tranche	—	2,076,000	6/20/12	108 bp	(9,342)

DJ CDX NA IG Series 7 Index	967	1,629,000	12/20/13	(50 bp)	4,954

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400	960,000	12/20/09	0 bp	(21,514)

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	1,629,000	12/20/13	53 bp	(7,490)

Dominican Republic, 8
5/8%, 4/20/27	—	850,000	11/20/11	(170 bp)	(6,618)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	110,000	6/20/12	225 bp	(2,714)

Ford Motor Co., 7.45%,
7/16/31	—	165,000	9/20/07	(345 bp)	(1,232)

Ford Motor Co., 7.45%,
7/16/31	—	165,000	9/20/08	560 bp	7,007

Freeport-McMoRan Copper
& Gold, Inc.	—	441,600	3/20/12	(83 bp)	(4,111)

Freeport-McMoRan Copper
& Gold, Inc.	—	1,326,500	3/20/12	44 bp	(6,279)

General Motors Corp.,
7 1/8%, 7/15/13	—	165,000	9/20/07	(335 bp)	(895)

General Motors Corp.,
7 1/8%, 7/15/13	—	165,000	9/20/08	500 bp	6,016

Total					$270,594

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 269 for Notes to the Portfolios.

Putnam VT Equity Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (96.8%)*

	Shares	Value

Aerospace and Defense (2.0%)
L-3 Communications Holdings, Inc.	16,300	$1,587,457
Lockheed Martin Corp.	19,080	1,796,000
Raytheon Co.	33,260	1,792,381
		5,175,838

Banking (7.8%)
Bank of America Corp.	227,790	11,136,653
PNC Financial Services Group	57,030	4,082,207
U.S. Bancorp	41,690	1,373,686
Wachovia Corp.	45,890	2,351,863
Wells Fargo & Co.	33,120	1,164,830
		20,109,239

Broadcasting (0.3%)
Citadel Broadcasting Corp.	799	5,154
Clear Channel Communications, Inc.	19,912	753,072
		758,226

Building Materials (1.3%)
Sherwin-Williams Co. (The)	48,720	3,238,418

Capital Goods (0.2%)
Eaton Corp.	4,350	404,550

Chemicals (2.2%)
Lubrizol Corp. (The)	26,030	1,680,237
Rohm & Haas Co.	73,780	4,034,290
		5,714,527

Computers (4.4%)
EMC Corp. †	130,990	2,370,919
Hewlett-Packard Co.	54,840	2,446,961
IBM Corp.	62,808	6,610,542
		11,428,422

Conglomerates (5.5%)
General Electric Co.	91,820	3,514,870
Honeywell International, Inc.	50,470	2,840,452
Textron, Inc.	4,670	514,214
Tyco International, Ltd. (Bermuda)	216,750	7,323,983
		14,193,519

Consumer Finance (1.0%)
Capital One Financial Corp.	3,070	240,811
Countrywide Financial Corp.	55,335	2,011,427
IndyMac Bancorp, Inc.	12,290	358,499
		2,610,737

Consumer Goods (3.8%)
Clorox Co.	23,400	1,453,140
Newell Rubbermaid, Inc.	93,830	2,761,417
Procter & Gamble Co. (The)	92,860	5,682,103
		9,896,660

COMMON STOCKS (96.8%)* continued

	Shares	Value

Electric Utilities (5.3%)
Edison International	130,270	$7,310,752
FirstEnergy Corp.	85,110	5,509,170
Pepco Holdings, Inc.	19,540	551,028
Westar Energy, Inc.	9,550	231,874
		13,602,824

Electronics (0.3%)
Atmel Corp. †	113,670	632,005
QLogic Corp. †	15,560	259,074
		891,079

Energy (—%)
BJ Services Co.	4,510	128,264

Financial (9.8%)
Assurant, Inc.	35,370	2,084,000
Citigroup, Inc.	214,280	10,990,421
Discover Financial Services †	18,839	536,912
Freddie Mac	24,390	1,480,473
JPMorgan Chase & Co.	158,860	7,696,767
MGIC Investment Corp.	44,219	2,514,292
		25,302,865

Food (0.5%)
General Mills, Inc.	22,750	1,329,055

Forest Products and Packaging (0.4%)
Packaging Corp. of America	40,340	1,021,005

Health Care Services (1.6%)
IMS Health, Inc.	24,870	799,073
McKesson Corp.	28,210	1,682,444
WellPoint, Inc. †	18,770	1,498,409
		3,979,926

Insurance (5.5%)
ACE, Ltd. (Bermuda)	55,320	3,458,606
Allstate Corp. (The)	4,220	259,572
Aspen Insurance Holdings, Ltd. (Bermuda)	35,150	986,661
Axis Capital Holdings, Ltd. (Bermuda)	49,910	2,028,842
Chubb Corp. (The)	44,190	2,392,447
Conseco, Inc. †	55,587	1,161,212
Endurance Specialty Holdings, Ltd. (Bermuda)	6,640	265,866
Fidelity National Title Group, Inc. Class A	16,270	385,599
PartnerRe, Ltd. (Bermuda)	19,350	1,499,625
Travelers Cos., Inc. (The)	33,370	1,785,295
		14,223,725

Investment Banking/Brokerage (5.5%)
Allied Capital Corp.	90,149	2,791,013
Apollo Investment Corp.	32,740	704,565
Bear Stearns Cos., Inc. (The)	21,500	3,010,000
Goldman Sachs Group, Inc. (The)	23,840	5,167,320
Morgan Stanley †	37,679	2,619,067
		14,291,965

Putnam VT Equity Income Fund

COMMON STOCKS (96.8%)* continued

	Shares	Value

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp. †	27,960	$1,013,830

Machinery (1.9%)
Cummins, Inc.	13,190	1,334,960
Parker-Hannifin Corp.	37,210	3,643,231
		4,978,191

Manufacturing (0.3%)
Teleflex, Inc.	10,520	860,326

Media (0.7%)
Walt Disney Co. (The)	50,710	1,731,239

Medical Technology (0.4%)
Becton, Dickinson and Co.	11,093	826,429
PerkinElmer, Inc.	9,960	259,558
		1,085,987

Metals (0.7%)
Nucor Corp.	2,640	154,836
Steel Dynamics, Inc.	20,100	842,391
United States Steel Corp.	6,940	754,725
		1,751,952

Natural Gas Utilities (0.1%)
Atmos Energy Corp.	11,840	355,910

Oil & Gas (12.2%)
BP PLC ADR (United Kingdom)	12,750	919,785
ConocoPhillips	52,850	4,148,725
Devon Energy Corp.	1,290	100,994
Exxon Mobil Corp.	151,160	12,679,301
Marathon Oil Corp.	91,710	5,498,932
Occidental Petroleum Corp.	43,740	2,531,671
Total SA (France)	39,020	3,168,421
Total SA ADR (France)	10	810
Valero Energy Corp.	34,370	2,538,568
		31,587,207

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	31,040	979,622
Eli Lilly Co.	41,250	2,305,050
Johnson & Johnson	53,350	3,287,427
Pfizer, Inc.	241,034	6,163,239
Wyeth	18,040	1,034,414
		13,769,752

Power Producers (0.5%)
Mirant Corp. †	29,960	1,277,794

Publishing (0.4%)
R. R. Donnelley & Sons Co.	23,400	1,018,134

COMMON STOCKS (96.8%)* continued

	Shares	Value

Regional Bells (3.8%)
Qwest Communications International, Inc. †	43,550	$422,435
Verizon Communications, Inc.	226,740	9,334,886
		9,757,321

Retail (1.7%)
Barnes & Noble, Inc.	6,300	242,361
Foot Locker, Inc.	38,740	844,532
Staples, Inc.	26,820	636,439
Supervalu, Inc.	49,040	2,271,533
TJX Cos., Inc. (The)	19,170	527,175
		4,522,040

Schools (0.4%)
Apollo Group, Inc. Class A †	16,010	935,464

Semiconductor (0.7%)
Applied Materials, Inc.	93,370	1,855,262

Software (0.4%)
Oracle Corp. †	51,610	1,017,233

Technology Services (1.4%)
Automatic Data Processing, Inc.	26,650	1,291,726
Computer Sciences Corp. †	22,810	1,349,212
Symantec Corp. †	44,470	898,294
		3,539,232

Telecommunications (2.6%)
Embarq Corp.	102,760	6,511,901
Sprint Nextel Corp.	12,860	266,331
		6,778,232

Telephone (1.7%)
AT&T, Inc.	103,230	4,284,045

Tobacco (3.2%)
Altria Group, Inc.	100,660	7,060,292
Loews Corp. — Carolina Group	14,980	1,157,505
		8,217,797

Trucks & Parts (0.1%)
Autoliv, Inc. (Sweden)	6,490	369,086

Waste Management (0.5%)
Waste Management, Inc.	32,089	1,253,075

Total common stocks (cost $211,210,587)		$250,259,953

Putnam VT Equity Income Fund

CONVERTIBLE PREFERRED STOCKS (2.0%)*

	Shares	Value

Citigroup Funding, Inc. Ser. GNW,
4.583% cv. pfd.	27,680	$874,411
Freeport-McMoRan Copper & Gold, Inc.
$6.75 cv. pfd.	12,687	1,627,108
Lehman Brothers Holdings, Inc.
$1.563 cv. pfd.	18,675	506,559
Platinum Underwriters Holdings, Ltd. Ser. A,
6.00% cv. pfd. (Bermuda)	62,450	2,037,431

Total convertible preferred stocks (cost $4,492,505)		$5,045,509

CONVERTIBLE BONDS AND NOTES (0.3%)* (cost $700,000)

Principal amount		Value

EMC Corp. 144A cv. sr. notes
1 3/4s, 2013	$700,000	$891,625

SHORT-TERM INVESTMENTS (0.9%)* (cost $2,272,372)

	Shares	Value
Putnam Prime Money Market Fund (e)	2,272,372	$2,272,372

Total investments (cost $218,675,464)		$258,469,459

See page 269 for Notes to the Portfolios.

Putnam VT The George Putnam Fund of Boston

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (59.6%)*

	Shares	Value

Banking (4.0%)
Bank of America Corp.	279,630	$13,671,111
PNC Financial Services Group	46,300	3,314,154
Wachovia Corp.	46,900	2,403,625
Wells Fargo & Co.	108,300	3,808,911
		23,197,801

Basic Materials (3.3%)
Dow Chemical Co. (The)	70,200	3,104,244
E.I. du Pont de Nemours & Co.	24,700	1,255,748
Freeport-McMoRan Copper & Gold, Inc.
Class B	22,322	1,848,708
Huntsman Corp.	118,000	2,868,580
Lubrizol Corp. (The)	23,600	1,523,380
Nucor Corp.	53,500	3,137,775
Rohm & Haas Co.	21,300	1,164,684
Steel Dynamics, Inc. (S)	33,100	1,387,221
United States Steel Corp.	24,000	2,610,000
		18,900,340

Capital Goods (3.8%)
Autoliv, Inc. (Sweden)	6,100	346,907
Boeing Co. (The)	19,850	1,908,776
Caterpillar, Inc.	35,200	2,756,160
Cummins, Inc.	6,100	617,381
Eaton Corp.	7,800	725,400
L-3 Communications Holdings, Inc.	19,100	1,860,149
Lockheed Martin Corp.	46,400	4,367,632
Northrop Grumman Corp.	21,400	1,666,418
Pactiv Corp. †	63,200	2,015,448
Parker-Hannifin Corp.	13,300	1,302,203
Raytheon Co.	56,800	3,060,952
Waste Management, Inc.	32,200	1,257,410
		21,884,836

Communication Services (3.5%)
AT&T, Inc.	267,800	11,113,700
CenturyTel, Inc.	42,000	2,060,100
Qwest Communications International, Inc. † (S)	94,500	916,650
Verizon Communications, Inc.	150,740	6,205,966
		20,296,416

Conglomerates (2.8%)
General Electric Co.	229,800	8,796,744
Honeywell International, Inc.	40,400	2,273,712
Tyco International, Ltd. (Bermuda)	156,900	5,301,651
		16,372,107

Consumer Cyclicals (4.0%)
Barnes & Noble, Inc.	33,900	1,304,133
Big Lots, Inc. †	55,600	1,635,752
Black & Decker Manufacturing Co.	7,000	618,170
Carnival Corp.	23,800	1,160,726
Circuit City Stores-Circuit City Group	94,700	1,428,076

COMMON STOCKS (59.6%)* continued

	Shares	Value

Consumer Cyclicals continued
Gannett Co., Inc.	34,200	$1,879,290
Gap, Inc. (The)	39,100	746,810
KB Home (S)	30,800	1,212,596
Lennar Corp. (S)	52,300	1,912,088
Macy’s, Inc.	47,400	1,885,572
Mattel, Inc.	27,500	695,475
NVR, Inc. †	5,124	3,483,039
OfficeMax, Inc.	12,600	495,180
Regal Entertainment Group Class A	78,765	1,727,316
Walt Disney Co. (The)	84,500	2,884,830
		23,069,053

Consumer Finance (0.2%)
Capital One Financial Corp.	18,030	1,414,273

Consumer Staples (3.5%)
Altria Group, Inc. #	53,680	3,765,115
Anheuser-Busch Cos., Inc.	8,600	448,576
Clorox Co.	21,600	1,341,360
Colgate-Palmolive Co.	29,100	1,887,135
General Mills, Inc.	44,200	2,582,164
Kimberly-Clark Corp.	10,400	695,656
Kraft Foods, Inc. Class A	38,808	1,367,982
Kroger Co.	31,200	877,656
Loews Corp. — Carolina Group	5,600	432,712
McDonald’s Corp.	8,800	446,688
Newell Rubbermaid, Inc.	59,600	1,754,028
Pepsi Bottling Group, Inc. (The)	56,300	1,896,184
Procter & Gamble Co. (The)	11,600	709,804
Time Warner, Inc.	87,700	1,845,208
		20,050,268

Energy (3.5%)
Chevron Corp.	37,300	3,142,152
ConocoPhillips	89,000	6,986,500
Devon Energy Corp.	10,000	782,900
ENSCO International, Inc.	13,700	835,837
Exxon Mobil Corp.	16,900	1,417,572
Marathon Oil Corp.	35,000	2,098,600
Pride International, Inc. †	36,200	1,356,052
Sunoco, Inc.	8,100	645,408
Tesoro Corp.	15,400	880,110
Valero Energy Corp.	24,800	1,831,728
		19,976,859

Financial (8.0%)
AMBAC Financial Group, Inc.	17,800	1,551,982
Assurant, Inc. (S)	13,600	801,312
Camden Property Trust (R) (S)	15,100	1,011,247
Chubb Corp. (The)	88,100	4,769,734
Citigroup, Inc. #	285,100	14,622,779
Discover Financial Services †	32,000	912,000

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (59.6%)* continued

	Shares	Value

Financial continued
Hospitality Properties Trust (R)	49,700	$2,062,053
HRPT Properties Trust (R)	94,300	980,720
JPMorgan Chase & Co.	160,000	7,752,000
Lehman Brothers Holdings, Inc.	34,600	2,578,392
MGIC Investment Corp. (S)	12,800	727,808
PMI Group, Inc. (The)	33,300	1,487,511
Radian Group, Inc.	28,800	1,555,200
Travelers Cos., Inc. (The)	94,500	5,055,750
		45,868,488

Health Care (4.5%)
Aetna, Inc.	15,300	755,820
AmerisourceBergen Corp.	40,800	2,018,376
Boston Scientific Corp. †	79,000	1,211,860
Bristol-Myers Squibb Co.	23,800	751,128
Coventry Health Care, Inc. †	16,700	962,755
King Pharmaceuticals, Inc. †	54,800	1,121,208
McKesson Corp.	54,800	3,268,272
Merck & Co., Inc.	98,600	4,910,280
Pfizer, Inc.	183,400	4,689,538
WellCare Health Plans, Inc. †	29,900	2,706,249
WellPoint, Inc. †	41,200	3,288,996
		25,684,482

Insurance (3.8%)
ACE, Ltd. (Bermuda)	74,000	4,626,480
Allstate Corp. (The)	88,600	5,449,786
American Financial Group, Inc.	26,900	918,635
Everest Re Group, Ltd. (Barbados)	28,700	3,117,968
Genworth Financial, Inc. Class A	47,780	1,643,632
Hartford Financial Services Group, Inc. (The)	25,527	2,514,665
W.R. Berkley Corp.	107,400	3,494,796
		21,765,962

Investment Banking/Brokerage (3.0%)
Bear Stearns Cos., Inc. (The)	23,600	3,304,000
Goldman Sachs Group, Inc. (The)	22,100	4,790,175
Merrill Lynch & Co., Inc. (S)	57,600	4,814,208
Morgan Stanley †	64,000	4,448,640
		17,357,023

Real Estate (1.1%)
Apartment Investment & Management Co.
Class A (R)	31,600	1,593,272
CBL & Associates Properties (R)	47,400	1,708,770
General Growth Properties, Inc. (R)	35,900	1,900,905
Taubman Centers, Inc. (R)	23,200	1,150,952
		6,353,899

Technology (5.9%)
Accenture, Ltd. Class A (Bermuda)	73,200	3,139,548
Apple Computer, Inc. †	14,400	1,757,376
Applied Materials, Inc.	103,100	2,048,597

COMMON STOCKS (59.6%)* continued

	Shares	Value

Technology continued
Atmel Corp. †	201,200	$1,118,672
Computer Sciences Corp. †	24,400	1,443,260
Convergys Corp. †	71,800	1,740,432
Electronic Data Systems Corp.	94,500	2,620,485
Hewlett-Packard Co.	179,000	7,986,980
IBM Corp.	17,100	1,799,775
Intel Corp.	48,600	1,154,736
Lexmark International, Inc. Class A †	24,800	1,222,888
Microsoft Corp.	175,200	5,163,144
National Semiconductor Corp.	14,700	415,569
Sun Microsystems, Inc. †	212,400	1,117,224
Xerox Corp. †	60,300	1,114,344
		33,843,030

Transportation (1.4%)
AMR Corp. † (S)	61,400	1,617,890
UAL Corp. †	67,000	2,719,530
US Airways Group, Inc. †	119,100	3,605,157
		7,942,577

Utilities & Power (3.3%)
Alliant Energy Corp.	11,900	462,315
DTE Energy Co.	18,200	877,604
Duke Energy Corp.	90,200	1,650,660
Edison International	41,100	2,306,532
Entergy Corp.	6,820	732,127
FirstEnergy Corp.	57,800	3,741,394
FPL Group, Inc.	11,900	675,206
NiSource, Inc.	68,700	1,422,777
Pepco Holdings, Inc.	16,200	456,840
PG&E Corp.	85,240	3,861,372
Progress Energy, Inc.	15,100	688,409
Sempra Energy	11,500	681,145
Wisconsin Energy Corp.	29,300	1,295,939
		18,852,320

Total common stocks (cost $285,061,929)		$342,829,734

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.7%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, September 1, 2037	$1,100,000	$1,112,289
6 1/2s, TBA, August 1, 2037	700,000	709,898
6 1/2s, TBA, July 1, 2037	1,600,000	1,626,625
		3,448,812

U.S. Government Agency Mortgage Obligations (14.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
5 1/2s, November 1, 2036	228,405	220,545
5 1/2s, with due dates from
November 1, 2018 to April 1, 2020	183,392	181,082

Putnam VT The George Putnam Fund of Boston

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.7%)*
continued

	Principal amount	Value

U.S. Government Agency Mortgage Obligations continued
Federal National Mortgage Association
Pass-Through Certificates
9s, with due dates from
January 1, 2027 to July 1, 2032	$23,340	$25,137
8s, with due dates from
October 1, 2025 to July 1, 2033	22,387	23,503
7 1/2s, with due dates from
September 1, 2022 to July 1, 2033	164,119	171,336
7s, with due dates from
April 1, 2032 to December 1, 2035	1,278,981	1,321,297
7s, with due dates from October 1,
2007 to November 1, 2014	78,209	79,792
6 1/2s, with due dates from April 1,
2033 to January 1, 2035	498,591	505,755
6 1/2s, February 1, 2016	10,757	10,957
6 1/2s, TBA, July 1, 2037	6,100,000	6,156,711
6s, with due dates from December 1,
2032 to July 1, 2037	930,470	921,849
6s, with due dates from February 1,
2009 to September 1, 2019	2,480,400	2,492,335
6s, TBA, July 1, 2037	13,260,000	13,113,933
5 1/2s, with due dates from
May 1, 2036 to June 1, 2037	2,202,662	2,125,411
5 1/2s, with due dates from
July 1, 2019 to November 1, 2020	912,863	901,698
5 1/2s, TBA, July 1, 2037	4,400,000	4,241,531
5s, with due dates from September 1,
2035 to January 1, 2036	8,277,738	7,778,485
5s, April 1, 2020	25,297	24,488
4 1/2s, with due dates from April 1,
2021 to November 1, 2035	2,616,845	2,440,044
4 1/2s, with due dates from June 1,
2020 to September 1, 2020	151,795	144,223
4 1/2s, TBA, July 1, 2022	40,500,000	38,424,375
		81,304,487

Total U.S. government and agency
mortgage obligations (cost $85,037,842)		$84,753,299

U.S. TREASURY OBLIGATIONS (0.2%)* (cost $969,363)

	Principal amount	Value

U.S. Treasury Notes 3 1/4s,
August 15, 2008	$967,000	$949,020

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)*

	Principal amount	Value

Amresco Commercial Mortgage
Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$9,562	$9,562
Ser. 97-C1, Class H, 7s, 2029	108,000	107,751

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.866s, 2029	$250,000	$265,267
FRB Ser. 97-D5, Class A5,
7.124s, 2043	73,000	77,282
Banc of America Commercial
Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	165,949
Ser. 06-4, Class A4, 5.634s, 2046	400,000	393,739
Ser. 04-3, Class A5, 5.481s, 2039	580,000	571,300
Ser. 06-5, Class A4, 5.414s, 2047	440,000	426,912
Ser. 07-1, Class XW, Interest Only
(IO), 0.465s, 2049	2,497,518	57,496
Ser. 06-1, Class XC, IO, 0.054s, 2045	3,801,233	26,886
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	100,745
Ser. 02-PB2, Class XC, IO,
0.246s, 2035	2,589,993	47,652
Ser. 04-4, IO, 0.151s, 2042	4,260,422	66,837
Ser. 05-1, Class XW, IO, 0.138s, 2042	44,936,530	159,317
Ser. 04-5, Class XC, IO, 0.121s, 2041	6,263,634	81,309
Ser. 05-4, Class XC, IO, 0.071s, 2045	11,188,390	80,817
Ser. 06-5, Class XC, IO, 0.053s, 2016	10,053,273	155,771
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	26,000	26,086
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	61,000	61,037
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	111,000	110,818
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	154,000	153,999
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	128,000	128,061
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	244,000	244,594
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	11,169,000	13,713
Ser. 03-BBA2, Class X1A, IO, 0.175s,
2015 (F)	521,855	—
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.366s, 2034	1,740,280	5,779
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,668,166	25,996
Banc of America Structured Security
Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	228,831	227,654
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	196,290	196,467
Ser. 04-2, IO, 1.72s, 2034	1,484,621	99,284
Ser. 05-1A, IO, 1.6s, 2035	852,834	61,764
Ser. 04-3, IO, 1.6s, 2035	637,975	43,911
Ser. 07-2A, IO, 1.3s, 2037	2,071,000	296,774
Ser. 07-1, Class S, IO, 1.211s, 2037	1,719,519	223,366
Ser. 06-2A, IO, 0.879s, 2036	436,471	39,049
Ser. 05-3A, IO, 0.775s, 2035	2,544,048	204,421
Bear Stearns Alternate Trust Ser. 04-9,
Class 1A1, 5.103s, 2034	63,072	62,860

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.453s, 2032	$151,000	$164,351
Ser. 04-PR3I, Class X1, IO,
0.118s, 2041	1,023,806	20,473
Ser. 05-PWR9, Class X1, IO,
0.08s, 2042	6,935,148	67,948
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO,
1.815s, 2019	3,847,500	25,924
Ser. 06-PW14, Class XW, IO,
0.884s, 2038	2,146,060	105,207
Ser. 06-PW14, Class X1, IO,
0.052s, 2038	2,308,686	41,123
Ser. 07-PW15, Class X1, IO,
0.046s, 2044	8,899,877	109,544
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	17,442,072	78,359
Ser. 07-PW16, Class X, IO,
0.022s, 2040	18,376,000	21,279
Bear Stearns Small Balance
Commercial Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	1,169,000	19,316
Chase Commercial Mortgage
Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	73,000	76,024
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	594,552
Ser. 98-1, Class G, 6.56s, 2030	148,000	147,630
Ser. 98-1, Class H, 6.34s, 2030	227,000	196,362
Citigroup Commercial Mortgage
Trust 144A
Ser. 05-C3, Class XC, IO, 0.09s, 2043	15,531,439	160,775
Ser. 06-C5, Class XC, IO, 0.054s, 2049	14,373,901	204,379
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.561s, 2049	3,589,000	97,856
Ser. 06-CD2, Class X, IO, 0.129s, 2046	10,716,849	61,118
Ser. 07-CD4, Class XC, IO, 0.044s, 2049	12,004,000	113,475
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	260,000	263,784
Commercial Mortgage Pass-Through
Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	211,000	211,000
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	128,856
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	102,953
Ser. 03-LB1A, Class X1, IO, 0.356s, 2038	1,251,246	49,414
Ser. 05-LP5, Class XC, IO, 0.071s, 2043	10,866,615	99,332
Ser. 05-C6, Class XC, IO, 0.059s, 2044	12,367,091	85,506
Ser. 06-C8, Class XS, IO, 0.049s, 2046	6,471,596	79,381

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Countrywide Alternative Loan Trust
Ser. 07-23CB, Class A, 5s, 2037	$4,039,000	$135,054
Ser. 05-24, Class IIAX, IO,
2.391s, 2035	1,534,758	39,526
Ser. 06-OA10, Class XBI, IO,
2.167s, 2046	933,152	33,827
Ser. 05-24, Class 1AX, IO,
1.218s, 2035	2,486,115	44,787
IFB Ser. 06-6CB, Class 1A3, IO,
zero %, 2036	2,549,828	4,383
Credit Suisse Mortgage Capital
Certificates Ser. 06-C5, Class AX,
IO, 0.076s, 2039	4,118,415	71,430
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO,
0.28s, 2049	16,097,460	183,608
Ser. 07-C1, Class AX, IO,
0.058s, 2040	11,248,141	120,828
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	385,000	379,841
CS First Boston
Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	232,425
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	635,772
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	25,000	25,000
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	189,000	188,969
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	277,000	277,022
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	81,000	80,999
Ser. 01-CK1, Class AY, IO, 0.894s, 2035	9,013,000	184,485
Ser. 03-C3, Class AX, IO, 0.42s, 2038	10,558,849	412,116
Ser. 02-CP3, Class AX, IO, 0.415s, 2035	2,338,245	89,464
Ser. 04-C4, Class AX, IO, 0.21s, 2039	1,544,719	35,902
Ser. 05-C2, Class AX, IO, 0.135s, 2037	9,196,404	139,022
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	289,382	302,881
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	206,422
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	366,559
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042	64,217	68,399
Ser. 02-T12, Class A4, 9 1/2s, 2042	28,086	29,438
Ser. 02-T4, Class A4, 9 1/2s, 2041	234,218	245,384
Ser. 02-T6, Class A3, 9 1/2s, 2041	56,837	59,440
Ser. 04-T3, Class PT1, 9.179s, 2044	133,383	142,730
IFB Ser. 06-62, Class PS, 7.98s, 2036	212,518	221,166
IFB Ser. 05-37, Class SU, 7.92s, 2035	359,278	373,452
IFB Ser. 06-49, Class SE, 7.72s, 2036	346,274	355,623
IFB Ser. 06-76, Class QB, 7.68s, 2036	208,132	215,807
IFB Ser. 06-48, Class TQ, 7.68s, 2036	415,122	423,606
IFB Ser. 06-60, Class AK, 7.52s, 2036	175,054	176,215
Ser. 02-26, Class A2, 7 1/2s, 2048	196,714	204,211

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Fannie Mae
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	$121,466	$126,616
Ser. 03-W1, Class 2A, 7 1/2s, 2042	229,292	237,552
Ser. 02-T12, Class A3, 7 1/2s, 2042	131,550	136,061
Ser. 02-14, Class A2, 7 1/2s, 2042	57,231	59,301
Ser. 01-T10, Class A2, 7 1/2s, 2041	187,204	193,506
Ser. 02-T4, Class A3, 7 1/2s, 2041	75,007	77,559
Ser. 01-T12, Class A2, 7 1/2s, 2041	190,469	196,706
Ser. 01-T3, Class A1, 7 1/2s, 2040	36,437	37,619
Ser. 01-T1, Class A1, 7 1/2s, 2040	87,138	89,991
Ser. 99-T2, Class A1, 7 1/2s, 2039	18,408	19,200
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	122,271	126,657
Ser. 02-T1, Class A3, 7 1/2s, 2031	125,792	130,309
Ser. 00-T6, Class A1, 7 1/2s, 2030	138,882	143,772
Ser. 01-T5, Class A3, 7 1/2s, 2030	21,486	22,211
Ser. 01-T4, Class A1, 7 1/2s, 2028	383,395	400,297
IFB Ser. 06-63, Class SP, 7.38s, 2036	226,718	231,011
IFB Ser. 06-60, Class TK, 7.32s, 2036	102,924	102,752
IFB Ser. 06-104, Class GS, 7.046s, 2036	148,865	149,127
Ser. 02-26, Class A1, 7s, 2048	170,232	174,686
Ser. 04-T3, Class 1A3, 7s, 2044	215,466	221,843
Ser. 03-W3, Class 1A2, 7s, 2042	79,132	81,193
Ser. 02-T16, Class A2, 7s, 2042	162,289	166,492
Ser. 02-14, Class A1, 7s, 2042	59,205	60,679
Ser. 02-T4, Class A2, 7s, 2041	31,005	31,736
Ser. 01-W3, Class A, 7s, 2041	57,841	59,394
Ser. 05-W4, Class 1A3, 7s, 2035	97,943	101,062
Ser. 04-W1, Class 2A2, 7s, 2033	729,781	751,061
IFB Ser. 06-104, Class ES, 6.85s, 2036	262,365	265,313
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,909,652	491,439
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	558,670	565,019
Ser. 07-76, Class SA, IO, 6s, 2037	520,000	24,173
IFB Ser. 06-104, Class CS, 5.76s, 2036	247,242	231,222
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	390,194	375,112
IFB Ser. 05-74, Class CS, 5.39s, 2035	240,058	230,715
IFB Ser. 06-115, Class ES, 5.28s, 2036	222,475	216,041
IFB Ser. 05-74, Class CP, 5.243s, 2035	211,154	203,469
IFB Ser. 07-30, Class FS, 5.187s, 2037	539,764	490,486
IFB Ser. 05-57, Class CD, 5.175s, 2035	190,333	184,019
IFB Ser. 06-8, Class PK, 5.12s, 2036	395,546	361,633
IFB Ser. 06-27, Class SP, 5.06s, 2036	299,000	287,287
IFB Ser. 06-8, Class HP, 5.06s, 2036	343,579	324,572
IFB Ser. 06-8, Class WK, 5.06s, 2036	538,287	504,215
IFB Ser. 05-106, Class US, 5.06s, 2035	510,250	489,729
IFB Ser. 05-99, Class SA, 5.06s, 2035	251,414	240,245
IFB Ser. 05-115, Class NQ, 4.988s, 2036	121,944	111,879
IFB Ser. 05-114, Class SP, 4.95s, 2036	146,225	134,678
IFB Ser. 05-45, Class DA, 4.913s, 2035	381,095	359,127
IFB Ser. 05-74, Class DM, 4.877s, 2035	485,074	456,428
IFB Ser. 05-45, Class DC, 4.803s, 2035	317,579	297,961

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-60, Class CS, 4.583s, 2036	$99,816	$87,537
IFB Ser. 05-57, Class DC, 4.485s, 2034	330,579	318,614
IFB Ser. 05-45, Class PC, 4.29s, 2034	161,052	154,177
IFB Ser. 05-95, Class OP, 3.923s, 2035	141,000	122,133
IFB Ser. 05-106, Class JC, 3.628s, 2035	98,194	83,464
IFB Ser. 05-72, Class SB, 3.575s, 2035	255,312	231,744
IFB Ser. 05-83, Class QP, 3.562s, 2034	89,017	78,614
IFB Ser. 02-36, Class QH, IO,
2.73s, 2029	1,955	3
IFB Ser. 07-W6, Class 6A2, IO,
2.48s, 2037	293,461	18,754
IFB Ser. 06-90, Class SE, IO,
2.48s, 2036	283,566	26,089
IFB Ser. 03-66, Class SA, IO,
2.33s, 2033	420,216	30,878
Ser. 03-W12, Class 2, IO,
2.233s, 2043	1,059,445	62,934
IFB Ser. 07-W6, Class 5A2, IO,
1.97s, 2037	376,802	22,313
IFB Ser. 07-W4, Class 4A2, IO,
1.96s, 2037	1,957,614	108,256
IFB Ser. 07-W2, Class 3A2, IO,
1.96s, 2037	567,528	30,817
Ser. 03-W10, Class 1, IO, 1.936s, 2043	3,624,592	183,693
Ser. 03-W10, Class 3, IO, 1.932s, 2043	663,688	34,145
IFB Ser. 05-113, Class AI, IO,
1.91s, 2036	91,846	6,392
IFB Ser. 05-113, Class DI, IO,
1.91s, 2036	3,208,644	186,266
IFB Ser. 05-52, Class DC, IO,
1.88s, 2035	218,953	19,455
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036	538,604	36,031
IFB Ser. 04-24, Class CS, IO,
1.83s, 2034	580,498	36,897
IFB Ser. 03-122, Class SA, IO,
1.78s, 2028	772,471	34,023
IFB Ser. 03-122, Class SJ, IO,
1.78s, 2028	818,003	36,728
IFB Ser. 06-60, Class DI, IO,
1 3/4s, 2035	272,189	14,298
IFB Ser. 04-60, Class SW, IO,
1.73s, 2034	1,075,918	71,727
IFB Ser. 05-65, Class KI, IO,
1.68s, 2035	2,033,057	104,317
Ser. 03-W8, Class 12, IO,
1.637s, 2042	2,534,243	120,594
IFB Ser. 07-39, Class PI, IO,
1.44s, 2037	342,000	17,483
IFB Ser. 07-30, Class WI, IO,
1.44s, 2037	3,007,211	141,779
IFB Ser. 07-W4, Class 3A2, IO,
1.43s, 2037	1,896,165	82,294
IFB Ser. 07-28, Class SE, IO,
1.43s, 2037	364,784	22,144

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W2, Class 2A2, IO,
1.43s, 2037	$746,787	$34,854
IFB Ser. 06-128, Class SH, IO,
1.43s, 2037	434,557	20,815
IFB Ser. 06-56, Class SM, IO,
1.43s, 2036	1,082,207	52,050
IFB Ser. 06-12, Class SD, IO,
1.43s, 2035	1,589,507	89,966
IFB Ser. 05-73, Class SI, IO,
1.43s, 2035	235,231	10,780
IFB Ser. 05-17, Class ES, IO,
1.43s, 2035	478,641	24,897
IFB Ser. 05-17, Class SY, IO,
1.43s, 2035	221,388	11,555
IFB Ser. 07-W5, Class 2A2, IO,
1.42s, 2037	197,904	7,322
IFB Ser. 07-30, Class IE, IO,
1.42s, 2037	962,151	62,223
IFB Ser. 06-123, Class CI, IO,
1.42s, 2037	827,360	48,847
IFB Ser. 06-123, Class UI, IO,
1.42s, 2037	368,930	19,434
IFB Ser. 05-82, Class SY, IO,
1.41s, 2035	991,006	43,960
IFB Ser. 05-45, Class SR, IO,
1.4s, 2035	1,339,781	59,056
IFB Ser. 07-15, Class BI, IO,
1.38s, 2037	615,136	31,635
IFB Ser. 06-23, Class SC, IO,
1.38s, 2036	494,329	26,725
IFB Ser. 05-95, Class CI, IO,
1.38s, 2035	530,293	28,703
IFB Ser. 05-84, Class SG, IO,
1.38s, 2035	904,117	49,882
IFB Ser. 05-54, Class SA, IO,
1.38s, 2035	954,365	40,859
IFB Ser. 05-23, Class SG, IO,
1.38s, 2035	716,394	37,906
IFB Ser. 05-104, Class NI, IO,
1.38s, 2035	621,169	32,487
IFB Ser. 05-17, Class SA, IO,
1.38s, 2035	622,278	32,564
IFB Ser. 05-17, Class SE, IO,
1.38s, 2035	668,563	34,560
IFB Ser. 05-57, Class DI, IO,
1.38s, 2035	1,460,750	69,333
IFB Ser. 05-83, Class QI, IO,
1.37s, 2035	141,137	8,711
IFB Ser. 05-83, Class SL, IO,
1.35s, 2035	1,592,958	76,160
Ser. 06-116, Class ES, IO,
1.33s, 2036	210,517	9,897
IFB Ser. 07-63, Class SB, IO,
1.33s, 2037	2,412,000	109,209

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-114, Class IS, IO,
1.33s, 2036	$434,896	$21,745
IFB Ser. 06-115, Class GI, IO,
1.32s, 2036	369,827	20,162
IFB Ser. 06-115, Class IE, IO,
1.32s, 2036	313,969	15,721
IFB Ser. 06-117, Class SA, IO,
1.32s, 2036	485,348	23,109
IFB Ser. 06-121, Class SD, IO,
1.32s, 2036	820,036	40,376
IFB Ser. 06-109, Class SG, IO,
1.31s, 2036	581,524	28,477
IFB Ser. 06-104, Class SY, IO,
1.3s, 2036	233,055	10,066
IFB Ser. 06-109, Class SH, IO,
1.3s, 2036	398,597	23,979
Ser. 06-104, Class SG, IO,
1.28s, 2036	425,553	16,856
IFB Ser. 07-W6, Class 4A2, IO,
1.28s, 2037	1,453,659	63,825
IFB Ser. 06-128, Class SC, IO,
1.28s, 2037	1,391,454	65,955
IFB Ser. 06-44, Class IS, IO,
1.28s, 2036	691,416	31,641
IFB Ser. 06-45, Class SM, IO,
1.28s, 2036	701,825	29,337
IFB Ser. 06-8, Class JH, IO,
1.28s, 2036	1,502,445	87,014
IFB Ser. 05-95, Class OI, IO,
1.27s, 2035	89,429	5,487
IFB Ser. 06-92, Class JI, IO,
1.26s, 2036	263,750	12,955
IFB Ser. 06-96, Class ES, IO,
1.26s, 2036	532,688	25,427
IFB Ser. 06-99, Class AS, IO,
1.26s, 2036	291,489	13,758
IFB Ser. 06-85, Class TS, IO,
1.24s, 2036	797,558	33,754
IFB Ser. 06-61, Class SE, IO,
1.23s, 2036	872,882	34,857
Ser. 06-94, Class NI, IO,
1.18s, 2036	209,174	8,535
Ser. 03-W17, Class 12, IO,
1.151s, 2033	978,922	37,730
IFB Ser. 07-30, Class JS, IO,
1.12s, 2037	1,317,251	58,115
IFB Ser. 07-30, Class LI, IO,
1.12s, 2037	1,284,470	63,663
IFB Ser. 07-W2, Class 1A2, IO,
1.11s, 2037	1,997,148	82,722
IFB Ser. 07-W4, Class 2A2, IO,
1.1s, 2037	2,187,579	80,284
Ser. 07-54, Class IA, IO,
1.09s, 2037	445,161	21,583

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-54, Class IB, IO,
1.09s, 2037	$445,161	$21,583
IFB Ser. 07-54, Class IC, IO,
1.09s, 2037	445,161	21,583
IFB Ser. 07-54, Class ID, IO,
1.09s, 2037	445,161	21,583
IFB Ser. 07-54, Class IE, IO,
1.09s, 2037	445,161	21,583
IFB Ser. 07-54, Class IF, IO,
1.09s, 2037	661,779	32,086
IFB Ser. 07-54, Class UI, IO,
1.09s, 2037	493,819	24,543
IFB Ser. 07-15, Class CI, IO,
1.06s, 2037	1,519,796	71,786
IFB Ser. 06-123, Class BI, IO,
1.06s, 2037	2,016,095	91,861
IFB Ser. 06-115, Class JI, IO,
1.06s, 2036	1,113,507	49,955
IFB Ser. 06-123, Class LI, IO,
1s, 2037	741,771	32,033
Ser. 03-T2, Class 2, IO, 0.822s, 2042	3,687,914	83,482
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	800,503	28,856
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	529,217	19,841
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	1,504,392	48,291
IFB Ser. 07-30, Class UI, IO, 0.78s, 2037	438,595	16,605
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	702,683	26,112
IFB Ser. 07-1, Class CI, IO, 0.78s, 2037	515,737	18,107
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	1,921,301	54,997
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	1,875,694	53,724
IFB Ser. 07-W4, Class 1A2, IO,
0.77s, 2037	6,036,041	184,099
IFB Ser. 07-W5, Class 1A2, IO,
0.76s, 2037	985,785	24,645
Ser. 03-W3, Class 2IO1, IO,
0.682s, 2042	359,729	6,971
Ser. 03-W6, Class 51, IO, 0.68s, 2042	1,137,055	18,671
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	573,971	23,270
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	1,772,606	46,531
Ser. 01-T12, Class IO, 0.565s, 2041	1,790,540	22,553
Ser. 03-W2, Class 1, IO, 0.47s, 2042	1,929,718	22,101
Ser. 03-W3, Class 1, IO, 0.441s, 2042	3,844,631	33,939
Ser. 02-T1, Class IO, IO, 0.424s, 2031	1,586,653	12,755
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,527,652	15,422
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,629,922	15,954
Ser. 03-W4, Class 3A, IO, 0.334s, 2042	1,494,633	14,390
Ser. 03-W8, Class 11, IO, 0.03s, 2042	24,982	—
Ser. 06-115, Class SN, zero %, 2036	192,505	206,577
Ser. 372, Class 1, PO, zero %, 2036	2,257,252	1,632,049
Ser. 367, Class 1, PO, zero %, 2036	151,052	104,980
Ser. 363, Class 1, PO, zero %, 2035	1,579,971	1,103,488
Ser. 04-38, Class AO, PO, zero %, 2034	602,546	425,328

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Fannie Mae
Ser. 04-61, Class CO, PO, zero %, 2031	$420,000	$324,148
Ser. 07-31, Class TS, IO, zero %, 2009	1,304,397	5,941
Ser. 07-15, Class IM, IO, zero %, 2009	505,219	2,749
Ser. 07-16, Class TS, IO, zero %, 2009	2,084,195	8,708
FRB Ser. 05-65, Class ER, zero %, 2035	354,022	347,215
FRB Ser. 05-57, Class UL, zero %, 2035	341,732	347,301
FRB Ser. 05-36, Class QA, zero %, 2035	67,344	62,390
FRB Ser. 05-65, Class CU, zero %, 2034	58,450	75,091
FRB Ser. 05-81, Class DF, zero %, 2033	41,045	44,868
IFB Ser. 06-75, Class FY, zero %, 2036	95,899	100,644
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	29,332	30,596
Ser. T-58, Class 4A, 7 1/2s, 2043	153,635	159,687
Ser. T-51, Class 2A, 7 1/2s, 2042	195,667	202,545
Ser. T-42, Class A5, 7 1/2s, 2042	83,988	86,499
Ser. T-60, Class 1A2, 7s, 2044	552,517	568,855
Ser. T-41, Class 2A, 7s, 2032	26,055	26,681
Ser. T-56, Class A, IO, 0.54s, 2043	1,553,860	25,950
Ser. T-56, Class 3, IO, 0.378s, 2043	1,115,408	2,555
Ser. T-56, Class 1, IO, 0.283s, 2043	1,413,771	1,912
Ser. T-56, Class 2, IO, 0.028s, 2043	1,292,812	995
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	353,845	370,714
First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.951s, 2033	3,808,246	188,651
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	365,515
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	124,208
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	443,000	460,937
Freddie Mac
IFB Ser. 2990, Class LB, 9.048s, 2034	383,868	334,593
IFB Ser. 3202, Class PS, 7.32s, 2036	98,912	99,634
IFB Ser. 3182, Class PS, 7.32s, 2032	285,836	294,297
IFB Ser. 3331, Class SE, 7.08s, 2037	168,000	161,986
IFB Ser. 3153, Class SX, 6.65s, 2036	92,290	92,510
Ser. 3326, Class YF, 6s, 2037	168,000	185,305
Ser. 3326, Class WF, 6s, 2037	151,000	146,346
IFB Ser. 3081, Class DC, 5.22s, 2035	202,456	188,943
IFB Ser. 3316, Class KS, 5.187s, 2037	283,556	255,164
IFB Ser. 3114, Class GK, 5.12s, 2036	134,013	124,008
IFB Ser. 2976, Class KL, 4.877s, 2035	363,339	337,203
IFB Ser. 2990, Class DP, 4.767s, 2034	313,014	292,817
IFB Ser. 2979, Class AS, 4.767s, 2034	90,194	83,343
IFB Ser. 3065, Class DC, 3.9s, 2035	314,660	274,977
IFB Ser. 2990, Class WP, 3.302s, 2035	236,743	219,364
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	533,385	55,532

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 2828, Class GI, IO,
2.18s, 2034	$606,901	$48,363
IFB Ser. 2869, Class SH, IO,
1.98s, 2034	299,348	15,990
IFB Ser. 2869, Class JS, IO,
1.93s, 2034	1,417,594	73,865
IFB Ser. 2815, Class PT, IO,
1.73s, 2032	602,917	34,634
IFB Ser. 2828, Class TI, IO,
1.73s, 2030	289,326	15,670
IFB Ser. 3297, Class BI, IO,
1.44s, 2037	1,325,796	74,063
IFB Ser. 3284, Class IV, IO,
1.43s, 2037	335,030	21,868
IFB Ser. 3287, Class SD, IO,
1.43s, 2037	530,838	28,633
IFB Ser. 3281, Class BI, IO,
1.43s, 2037	260,529	13,821
IFB Ser. 3028, Class ES, IO,
1.43s, 2035	1,495,197	82,050
IFB Ser. 2922, Class SE, IO,
1.43s, 2035	758,324	33,651
IFB Ser. 3045, Class DI, IO,
1.41s, 2035	3,983,716	179,382
Ser. 3236, Class ES, IO, 1.38s, 2036	475,563	22,827
IFB Ser. 3136, Class NS, IO,
1.38s, 2036	959,576	45,909
IFB Ser. 3118, Class SD, IO,
1.38s, 2036	1,235,525	53,556
IFB Ser. 3054, Class CS, IO,
1.38s, 2035	323,474	12,986
IFB Ser. 3107, Class DC, IO,
1.38s, 2035	1,559,863	88,353
IFB Ser. 3129, Class SP, IO,
1.38s, 2035	631,811	26,662
IFB Ser. 3066, Class SI, IO,
1.38s, 2035	1,023,160	54,878
IFB Ser. 2927, Class ES, IO,
1.38s, 2035	424,935	17,455
IFB Ser. 2950, Class SM, IO,
1.38s, 2016	811,810	37,658
IFB Ser. 3031, Class BI, IO,
1.37s, 2035	288,989	17,446
IFB Ser. 3244, Class SB, IO,
1.34s, 2036	370,701	18,742
IFB Ser. 3244, Class SG, IO,
1.34s, 2036	434,387	22,007
IFB Ser. 3326, Class GS, IO,
1.33s, 2037	985,000	44,598
IFB Ser. 3236, Class IS, IO,
1.33s, 2036	698,318	34,231
IFB Ser. 3147, Class SH, IO,
1.33s, 2036	1,273,266	64,219

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 2962, Class BS, IO,
1.33s, 2035	$1,764,076	$79,937
IFB Ser. 3114, Class TS, IO,
1.33s, 2030	1,991,336	77,967
IFB Ser. 3128, Class JI, IO,
1.31s, 2036	1,048,172	56,154
IFB Ser. 2990, Class LI, IO,
1.31s, 2034	555,902	30,194
IFB Ser. 3240, Class S, IO,
1.3s, 2036	1,295,422	71,202
IFB Ser. 3065, Class DI, IO,
1.3s, 2035	222,541	13,228
IFB Ser. 3145, Class GI, IO,
1.28s, 2036	849,027	46,820
IFB Ser. 3114, Class GI, IO,
1.28s, 2036	320,211	18,943
IFB Ser. 3221, Class SI, IO,
1.26s, 2036	567,973	26,649
IFB Ser. 3153, Class UI, IO,
1 1/4s, 2036	1,487,441	84,189
IFB Ser. 3202, Class PI, IO,
1.22s, 2036	1,554,709	71,649
IFB Ser. 3201, Class SG, IO,
1.18s, 2036	722,245	32,656
IFB Ser. 3203, Class SE, IO,
1.18s, 2036	642,939	28,905
IFB Ser. 3152, Class SY, IO,
1.16s, 2036	676,901	34,347
IFB Ser. 3284, Class BI, IO,
1.13s, 2037	422,382	18,178
IFB Ser. 3199, Class S, IO,
1.13s, 2036	341,145	16,280
IFB Ser. 3284, Class LI, IO,
1.12s, 2037	1,634,564	80,562
IFB Ser. 3281, Class AI, IO,
1.11s, 2037	1,531,839	75,447
IFB Ser. 3311, Class IA, IO,
1.09s, 2037	623,137	31,803
IFB Ser. 3311, Class IB, IO,
1.09s, 2037	623,137	31,803
IFB Ser. 3311, Class IC, IO,
1.09s, 2037	623,137	31,803
IFB Ser. 3311, Class ID, IO,
1.09s, 2037	623,137	31,803
IFB Ser. 3311, Class IE, IO,
1.09s, 2037	880,953	44,961
IFB Ser. 3240, Class GS, IO,
1.06s, 2036	780,680	36,172
IFB Ser. 3288, Class SJ, IO,
0.81s, 2037	707,319	23,857
IFB Ser. 3284, Class CI, IO,
0.8s, 2037	1,172,122	46,011
IFB Ser. 3291, Class SA, IO,
0.79s, 2037	769,771	23,940

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3016, Class SQ, IO,
0.79s, 2035	$639,468	$16,392
IFB Ser. 3284, Class WI, IO,
0.78s, 2037	1,949,883	75,080
IFB Ser. 3235, Class SA, IO,
0.63s, 2036	330,050	9,010
Ser. 246, PO, zero %, 2037	1,596,389	1,152,726
Ser. 3300, PO, zero %, 2037	222,053	163,358
Ser. 242, PO, zero %, 2036	6,157,644	4,481,930
Ser. 239, PO, zero %, 2036	1,182,785	847,968
Ser. 236, PO, zero %, 2036	668,825	484,979
FRB Ser. 3239, Class BF,
zero %, 2036	295,479	343,516
FRB Ser. 3231, Class XB,
zero %, 2036	199,866	204,857
FRB Ser. 3149, Class XF,
zero %, 2036	88,711	85,338
FRB Ser. 3147, Class SF,
zero %, 2036	256,841	249,781
FRB Ser. 3003, Class XF,
zero %, 2035	295,299	305,839
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.077s, 2043	6,536,988	49,564
Ser. 05-C3, Class XC, IO,
0.059s, 2045	30,995,420	158,604
Ser. 07-C1, Class XC, IO,
0.047s, 2019	24,591,755	190,977
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.058s, 2036	131,000	136,916
Ser. 97-C1, Class X, IO,
1.417s, 2029	340,170	11,758
Ser. 05-C1, Class X1, IO,
0.167s, 2043	12,348,055	156,759
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	204,394
Ser. 06-C1, Class XC, IO,
0.056s, 2045	17,871,798	126,354
Government National
Mortgage Association
IFB Ser. 07-26, Class WS,
10.56s, 2037	417,357	465,194
IFB Ser. 05-7, Class JM,
5.016s, 2034	379,381	362,127
IFB Ser. 05-66, Class SP, 3.1s, 2035	190,686	163,976
IFB Ser. 06-62, Class SI, IO,
2.06s, 2036	553,869	35,003
IFB Ser. 07-1, Class SL, IO,
2.04s, 2037	256,414	18,197
IFB Ser. 07-1, Class SM, IO,
2.03s, 2037	256,414	18,106

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-26, Class SG, IO,
1.53s, 2037	$694,507	$38,385
IFB Ser. 07-9, Class BI, IO,
1 1/2s, 2037	1,706,294	88,897
IFB Ser. 07-25, Class SA, IO,
1.48s, 2037	595,969	30,096
IFB Ser. 07-25, Class SB, IO,
1.48s, 2037	1,163,085	58,736
IFB Ser. 07-26, Class LS, IO,
1.48s, 2037	1,443,257	80,798
IFB Ser. 07-26, Class SA, IO,
1.48s, 2037	1,670,572	81,509
IFB Ser. 07-26, Class SD, IO,
1.48s, 2037	830,331	44,140
IFB Ser. 07-22, Class S, IO,
1.48s, 2037	369,710	22,110
IFB Ser. 06-69, Class SA, IO,
1.48s, 2036	880,503	44,559
IFB Ser. 06-38, Class SG, IO,
1.33s, 2033	1,681,092	65,063
IFB Ser. 07-9, Class DI, IO,
1.19s, 2037	864,613	36,733
IFB Ser. 07-9, Class AI, IO,
1.18s, 2037	661,077	30,495
IFB Ser. 06-28, Class GI, IO,
1.18s, 2035	588,006	22,527
IFB Ser. 05-65, Class SI, IO,
1.03s, 2035	694,336	25,768
IFB Ser. 07-27, Class SD, IO,
0.88s, 2037	424,415	13,081
IFB Ser. 07-19, Class SJ, IO,
0.88s, 2037	724,229	21,780
IFB Ser. 07-21, Class S, IO,
0.88s, 2037	885,823	29,123
IFB Ser. 07-8, Class SA, IO,
0.88s, 2037	1,821,762	62,180
IFB Ser. 07-9, Class CI, IO,
0.88s, 2037	1,125,311	36,092
IFB Ser. 07-7, Class EI, IO,
0.88s, 2037	736,539	22,860
IFB Ser. 07-1, Class S, IO,
0.88s, 2037	943,381	28,563
IFB Ser. 07-3, Class SA, IO,
0.88s, 2037	899,503	27,012
Greenpoint Mortgage Funding
Trust Ser. 05-AR1, Class X1, IO,
1.36s, 2045	1,000,118	22,815
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A4,
5.444s, 2039	300,000	288,750
Ser. 05-GG5, Class XC, IO,
0.061s, 2037	24,920,571	106,107

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.324s, 2039	$4,305,286	$108,708
Ser. 05-GG3, Class XC, IO,
0.134s, 2042	19,274,319	313,208
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	433,000	422,920
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	561,735
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L,
8.57s, 2015	75,000	75,000
Ser. 98-C1, Class F, 6s, 2030	173,000	172,588
Ser. 03-C1, Class X1, IO,
0.41s, 2040	2,639,951	44,131
Ser. 04-C1, Class X1, IO,
0.18s, 2028	5,910,560	37,634
Ser. 05-GG4, Class XC, IO,
0.161s, 2039	14,316,770	248,866
Ser. 06-GG6, Class XC, IO,
0.045s, 2038	14,817,780	50,357
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.842s, 2035	274,540	270,987
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	130,284
Ser. 06-CB14, Class AM,
5.559s, 2044	684,000	665,990
Ser. 06-CB16, Class A4,
5.552s, 2045	495,000	484,249
Ser. 06-CB14, Class A4,
5.481s, 2044	636,000	620,100
Ser. 05-LDP2, Class AM,
4.78s, 2042	250,000	232,487
Ser. 06-CB17, Class X, IO,
0.702s, 2043	5,064,905	196,265
Ser. 06-LDP9, Class X, IO,
0.642s, 2047	1,275,631	42,058
Ser. 07-LDPX, Class X, IO,
0.528s, 2049	7,204,591	171,109
Ser. 06-LDP7, Class X, IO,
0.02s, 2045	29,890,476	23,352
JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	153,257
Ser. 03-ML1A, Class X1, IO,
0.813s, 2039	6,638,205	227,929
Ser. 06-FL2A, Class X1, IO,
0.783s, 2018	4,994,425	15,998
Ser. 05-LDP2, Class X1, IO,
0.102s, 2042	20,501,120	344,355
Ser. 05-LDP1, Class X1, IO,
0.1s, 2046	5,055,157	46,800

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO,
0.094s, 2037	$7,429,682	$76,619
Ser. 05-LDP3, Class X1, IO,
0.062s, 2042	11,016,810	84,778
Ser. 06-LDP6, Class X1, IO,
0.05s, 2043	4,772,854	25,729
Ser. 06-CB14, Class X1, IO,
0.046s, 2044	7,673,252	34,470
Ser. 05-LDP5, Class X1, IO,
0.043s, 2044	46,847,924	212,280
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	90,175
Ser. 99-C1, Class G, 6.41s, 2031	97,000	98,224
Ser. 98-C4, Class G, 5.6s, 2035	84,000	82,607
Ser. 98-C4, Class H, 5.6s, 2035	143,000	131,443
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	228,209
Ser. 07-C2, Class XW, IO,
0.73s, 2040	1,561,798	62,316
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.914s, 2038	3,562,868	169,236
Ser. 05-C2, Class XCL, IO,
0.153s, 2040	30,345,326	336,152
Ser. 05-C3, Class XCL, IO,
0.132s, 2040	7,628,753	161,324
Ser. 05-C5, Class XCL, IO,
0.109s, 2020	9,422,836	131,944
Ser. 05-C7, Class XCL, IO,
0.095s, 2040	16,998,761	155,662
Ser. 06-C1, Class XCL, IO,
0.081s, 2041	14,011,491	152,655
Ser. 07-C2, Class XCL, IO,
0.075s, 2040	13,423,263	185,241
Ser. 06-C7, Class XCL, IO,
0.072s, 2038	2,590,722	42,747
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
6.27s, 2017	137,000	137,150
FRB Ser. 05-LLFA, 6.12s, 2018	57,000	56,858
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	176,995	186,956
IFB Ser. 07-5, Class 4A3, 8.16s, 2036	304,038	303,311
FRB Ser. 07-5, Class 4A2, 5.64s, 2037	543,761	539,420
IFB Ser. 06-5, Class 2A2, IO,
1.83s, 2036	1,090,071	50,015
IFB Ser. 07-1, Class 2A3, IO,
1.31s, 2037	1,273,867	61,249
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	1,531,032	71,504

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

Lehman Mortgage Trust
IFB Ser. 06-9, Class 2A2, IO,
1.3s, 2037	$1,080,185	$50,996
IFB Ser. 06-7, Class 2A4, IO,
1.23s, 2036	1,885,103	66,498
IFB Ser. 06-7, Class 2A5, IO,
1.23s, 2036	1,688,956	74,166
IFB Ser. 06-5, Class 1A3, IO,
0.08s, 2036	294,406	1,222
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.548s, 2034	61,450	62,006
Ser. 04-13, Class 3A6, 3.786s, 2034	461,000	444,445
Ser. 06-OA1, Class X, IO,
2.086s, 2046	758,636	23,944
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	335,112	4,893
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	860,752	2,421
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.063s, 2049	10,690,780	155,350
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO,
6.166s, 2022	1,001,000	11,839
FRB Ser. 06-1, Class TM, 5.82s, 2022	100,000	100,130
Ser. 06-1, Class X1A, IO, 1.44s, 2022	2,369,197	29,451
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.114s, 2030	82,000	85,900
FRB Ser. 05-A9, Class 3A1,
5.28s, 2035	811,272	803,160
Merrill Lynch Mortgage Trust
Ser. 05-MCP1, Class XC,
IO, 0.093s, 2043	9,456,782	128,923
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	5,098,979	44,616
Ser. 04-KEY2, Class XC, IO,
0.207s, 2039	1,146,654	24,501
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A Ser. 07-7, Class X,
IO, 0.02s, 2050	25,237,000	102,525
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.412s, 2040	324,827	97,245
Ser. 05-C3, Class X, IO, 5.556s, 2044	391,398	113,995
Ser. 06-C4, Class X, IO, 5.475s, 2016	1,141,000	377,596
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO,
1.705s, 2043	1,419,178	72,790
Ser. 05-HQ6, Class X1, IO,
0.081s, 2042	12,007,246	125,571
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	522,000	504,281
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	523,785
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	272,058

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

Principal amount		Value

Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	$74,000	$74,353
Ser. 04-RR, Class F5, 6s, 2039	220,000	191,976
Ser. 04-RR, Class F6, 6s, 2039	230,000	190,764
Ser. 05-HQ5, Class X1, IO,
0.131s, 2042	3,034,822	23,947
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.361s, 2035	724,322	721,447
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.239s, 2030	124,000	125,858
Permanent Financing PLC FRB Ser. 8,
Class 2C, 5.74s, 2042 (United Kingdom)	319,000	319,221
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	500,589
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	135,675
Ser. 00-C2, Class J, 6.22s, 2033	127,000	127,185
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s,
2034 (Ireland)	343,000	343,000
Ser. 04-1A, Class E, 6.61s,
2034 (Ireland)	135,000	134,764
Residential Asset Securitization Trust IFB
Ser. 06-A7CB, Class 1A6, IO, 0.23s, 2036	171,938	1,189
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	711,299	675,972
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.894s, 2036	3,030,783	143,294
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	100,000	88,875
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	62,000	52,993
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	41,000	36,376
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 04-8, Class 1A3, 5.761s, 2034	11,683	11,806
FRB Ser. 05-18, Class 6A1,
5.251s, 2035	326,863	323,764
Ser. 05-9, Class AX, IO, 1.095s, 2035	3,369,817	48,441
Wachovia Bank Commercial
Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	400,933
Ser. 06-C28, Class XC, IO,
0.564s, 2048	2,220,937	59,121
Ser. 06-C29, IO, 0.528s, 2048	10,622,827	305,300
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	100,000	99,981
Ser. 07-C31, IO, 0.431s, 2047	12,181,085	248,372
Ser. 03-C3, Class IOI, IO, 0.415s, 2035	2,356,000	69,672
Ser. 06-C23, Class XC, IO, 0.06s, 2045	8,411,474	50,889
Ser. 06-C26, Class XC, IO, 0.045s, 2045	3,354,796	12,480

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)* continued

	Principal amount	Value

WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class X, IO, 0.852s, 2049	$2,081,507	$95,375
Washington Mutual 144A Ser. 06-SL1,
Class X, IO, 0.938s, 2043	901,045	46,355
Washington Mutual Asset
Securities Corp. 144A Ser. 05-C1A,
Class G, 5.72s, 2036	30,000	26,364
Washington Mutual Multi-Fam.,
Mtge. 144A Ser. 01-1, Class B5,
7.192s, 2031 (Cayman Islands)	186,000	185,468
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1,
5.262s, 2036	405,097	400,128
Ser. 05-AR2, Class 2A1,
4.545s, 2035	202,712	198,808
Ser. 04-R, Class 2A1, 4.36s, 2034	208,386	204,218
Ser. 05-AR9, Class 1A2,
4.354s, 2035	186,270	182,742
Ser. 05-AR12, Class 2A5,
4.319s, 2035	2,803,000	2,719,277
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	6,075,000	57,927

Total collateralized mortgage obligations
(cost $83,881,545)		$79,978,627

CORPORATE BONDS AND NOTES (5.7%)*

	Principal amount	Value

Basic Materials (0.1%)
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty
4.027s, 2009	$200,000	$192,623
Georgia-Pacific Corp. debs. 9 1/2s, 2011	100,000	106,000
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	86,806
Lafarge SA notes 6 1/2s, 2016 (France)	45,000	46,048
Lubrizol Corp. (The) sr. notes
5 1/2s, 2014	60,000	57,488
Newmont Mining Corp. notes
5 7/8s, 2035	90,000	79,659
Potash Corp. of Saskatchewan notes
5 7/8s, 2036 (Canada)	105,000	98,769
Westvaco Corp./NY unsec. notes
7 1/2s, 2027	25,000	25,632
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	95,000	92,290
		785,315

Capital Goods (—%)
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015	65,000	60,288
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	80,000	75,600
Legrand SA debs. 8 1/2s, 2025 (France)	120,000	140,100
		275,988

CORPORATE BONDS AND NOTES (5.7%)* continued

Principal amount		Value

Communication Services (0.6%)
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	$65,000	$65,618
AT&T Corp. sr. notes 8s, 2031	90,000	106,972
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	310,000	386,452
Bellsouth Capital Funding unsecd.
notes 7 7/8s, 2030	275,000	310,482
France Telecom notes 8 1/2s, 2031 (France)	50,000	62,825
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	85,000	84,365
Nextel Communications, Inc. sr. notes
Ser. F, 5.95s, 2014	350,000	333,359
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	105,000	106,121
Southwestern Bell Telephone debs.
7s, 2027	180,000	182,049
Sprint Capital Corp. company guaranty
6.9s, 2019	120,000	118,792
Sprint Capital Corp. company guaranty
6 7/8s, 2028	235,000	223,688
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	45,000	46,503
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	55,000	52,408
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	15,000	14,437
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	135,000	125,532
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	175,000	181,722
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	55,000	54,862
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	30,000	34,868
Telus Corp. notes 8s, 2011 (Canada)	140,000	149,709
Verizon Communications, Inc.
sr. unsec. bond 6 1/4s, 2037	475,000	458,008
Verizon Communications, Inc.
sr. unsec. bond 5 1/2s, 2017	145,000	139,748
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	121,875
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	135,000	155,270
Verizon Virginia Inc. debs.
Ser. A, 4 5/8s, 2013	50,000	46,858
		3,562,523

Conglomerates (—%)
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016 (Netherlands)	100,000	98,614

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	82,955
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	85,625
DaimlerChrysler NA Holding Corp.
company guaranty 7.2s, 2009	125,000	129,012

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (5.7%)* continued

Principal amount		Value

Consumer Cyclicals continued
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	$155,000	$159,503
DaimlerChrysler NA Holding Corp.
notes Ser. MTN, 5 3/4s, 2011	235,000	235,323
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	133,648
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	10,830
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	134,325
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	145,000	138,085
Marriott International, Inc. notes
6 3/8s, 2017	255,000	255,934
Office Depot, Inc. notes 6 1/4s, 2013	79,000	79,042
Omnicom Group, Inc. sr. notes
5.9s, 2016	90,000	88,901
Wyndham Worldwide Corp. sr. unsec.
6s, 2016	100,000	96,447
		1,629,630

Consumer Staples (0.7%)
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	136,100
Cox Communications, Inc. notes
7 1/8s, 2012	145,000	153,189
Cox Communications, Inc. 144A bonds
6.45s, 2036	130,000	125,032
Cox Communications, Inc. 144A notes
5 7/8s, 2016	125,000	122,435
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	125,000	131,811
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037	235,000	231,317
CVS Caremark Corp. 144A pass-through
certificates 6.117s, 2013	265,453	267,896
Delhaize Group 144A notes 6 1/2s,
2017 (Belgium)	75,000	75,356
Diageo PLC company guaranty 8s, 2022	230,000	269,051
Estee Lauder Cos Inc. (The)
sr. unsec. 6s, 2037	140,000	133,823
Estee Lauder Cos Inc. (The)
sr. unsec. 5.55s, 2017	35,000	34,117
Kroger Co. company guaranty 6 3/4s, 2012	60,000	61,964
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	135,000	148,154
News America Holdings, Inc. debs.
7 3/4s, 2045	340,000	372,905
News America, Inc. company guaranty
6.4s, 2035	45,000	42,854
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	355,000	395,717
TCI Communications, Inc. debs.
9.8s, 2012	95,000	109,654
TCI Communications, Inc. debs.
7 7/8s, 2013	265,000	290,379
Time Warner Cable, Inc. 144A
sr. unsec. 6.55s, 2037	95,000	91,596
Time Warner Cable, Inc. 144A
sr. unsec. 5.85s, 2017	60,000	58,270

CORPORATE BONDS AND NOTES (5.7%)* continued

	Principal amount	Value

Consumer Staples continued
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	$20,000	$22,959
Time Warner, Inc. company guaranty
6 1/2s, 2036	55,000	52,221
Time Warner, Inc. company guaranty
5 7/8s, 2016	90,000	87,534
Time Warner, Inc. debs. 9.15s, 2023	85,000	102,768
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	344,609
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	84,877
		3,946,588

Energy (0.4%)
Anadarko Petroleum Corp. sr. notes
6.45s, 2036	185,000	177,456
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	95,000	92,794
Chesapeake Energy Corp. sr. unsecd.
notes 7 5/8s, 2013	140,000	143,500
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	25,000	24,100
Enterprise Products Operating LP
company guaranty FRN 8 3/8s, 2066	240,000	256,141
Forest Oil Corp. sr. notes 8s, 2011	80,000	82,400
Hess Corp. bonds 7 7/8s, 2029	165,000	185,984
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	75,000	73,459
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	90,000	86,400
Nexen, Inc. bonds 6.4s, 2037 (Canada)	170,000	162,528
Peabody Energy Corp. sr. notes
5 7/8s, 2016	110,000	102,300
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	215,000	221,670
Sunoco, Inc. notes 4 7/8s, 2014	75,000	69,834
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	135,000	130,275
Valero Energy Corp. sr. notes 6 5/8s, 2037	50,000	49,770
Valero Energy Corp. sr. notes 6 1/8s, 2017	55,000	54,823
Valero Energy Corp. sr. unsecd. notes
7 1/2s, 2032	100,000	109,207
Weatherford International, Inc. 144A
company guaranty 6.8s, 2037	30,000	30,541
Weatherford International, Inc. 144A
company guaranty 6.35s, 2017	35,000	35,462
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	115,000	111,209
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	65,000	62,120
		2,261,973

Financial (2.2%)
AGFC Capital Trust I company
guaranty 6s, 2067	100,000	95,205
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	280,000	262,748

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (5.7%)* continued

	Principal amount	Value

Financial continued
Ameriprise Financial, Inc. jr. sub.
FRN 7.518s, 2066	$235,000	$244,759
Amvescap PLC company guaranty
5 5/8s, 2012 (United Kingdom)	70,000	68,972
Axa SA 144A sub. notes FRN 6.379s,
2036 (France)	120,000	109,781
Bank of America NA sub. notes
5.3s, 2017	270,000	257,819
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	150,000	136,413
Block Financial Corp. notes 5 1/8s, 2014	100,000	92,115
Bosphorus Financial Services, Ltd.
144A sec. FRN 7.16s, 2012
(Cayman Islands)	399,000	403,029
Brandywine Operating Partnership LP
sr. unsec. 5.7s, 2017 (R)	110,000	106,521
Camden Property Trust notes 5.7s,
2017 (R)	105,000	101,607
Capital One Capital III company
guaranty 7.686s, 2036	230,000	236,875
Chubb Corp. (The) sr. notes 6s, 2037	95,000	90,550
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	405,803
CIT Group, Inc. sr. notes 5s, 2015	95,000	88,105
CIT Group, Inc. sr. notes 5s, 2014	465,000	436,134
Citigroup, Inc. sub. notes 5s, 2014	79,000	75,150
CNA Financial Corp. unsecd.
notes 6 1/2s, 2016	100,000	100,817
CNA Financial Corp. unsecd.
notes 6s, 2011	100,000	100,328
Colonial Properties Trust notes
6 1/4s, 2014 (R)	100,000	101,363
Countrywide Capital III company
guaranty Ser. B, 8.05s, 2027	110,000	118,211
Countrywide Financial Corp. FRN
Ser. MTN, 5.78s, 2012	330,000	329,992
Credit Suisse Guernsey Ltd. jr. sub.
FRN 5.86s, 2049 (Guernsey)	184,000	177,277
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	160,000	152,334
Developers Diversified Realty Corp. .
unsecd notes 5 3/8s, 2012 (R)	50,000	48,997
Dresdner Funding Trust I 144A bonds
8.151s, 2031	190,000	218,835
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	85,275
ERP Operating LP notes 5 3/4s, 2017 (R)	110,000	107,839
Fleet Capital Trust V bank guaranty
FRN 6.35s, 2028	135,000	135,471
Fund American Cos., Inc. notes
5 7/8s, 2013	185,000	179,771
GATX Financial Corp. notes 5.8s, 2016	80,000	76,559
General Motors Acceptance Corp.
bonds 8s, 2031	115,000	117,597
General Motors Acceptance Corp.
FRN 6.306s, 2007	255,000	255,006

CORPORATE BONDS AND NOTES (5.7%)* continued

Principal amount		Value

Financial continued
General Motors Acceptance Corp.
notes 7s, 2012	$115,000	$113,321
GMAC LLC unsub. notes FRN
6.61s, 2009	385,000	384,984
Health Care REIT, Inc. sr. notes 6s,
2013 (R)	55,000	54,680
Highwood Properties, Inc. 144A bonds
5.85s, 2017 (R)	135,000	130,577
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	105,000	108,293
HRPT Properties Trust bonds
5 3/4s, 2014 (R)	55,000	54,182
HRPT Properties Trust notes
6 1/4s, 2016 (R)	80,000	80,480
HSBC Finance Capital Trust IX FRN
5.911s, 2035	500,000	484,104
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	340,000	331,616
iStar Financial, Inc. sr. unsecd.
notes 5 7/8s, 2016 (R)	225,000	216,612
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	125,000	126,349
JPMorgan Chase Capital XX jr. sub.
bond Ser. T, 6.55s, 2036	280,000	269,133
Kimco Realty Corp. sr. sub. notes
5.7s, 2017 (R)	80,000	77,765
Lehman Brothers Holdings, Inc.
sub. notes 5 3/4s, 2017	20,000	19,430
Liberty Mutual Insurance 144A notes
7.697s, 2097	300,000	291,874
Lincoln National Corp. FRB 7s, 2066	155,000	159,042
Loews Corp. notes 5 1/4s, 2016	70,000	67,071
MetLife, Inc. jr. sub. FRN 6.4s, 2036	200,000	185,270
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	50,000	48,734
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	90,000	91,457
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	60,000	70,851
NB Capital Trust IV company guaranty
8 1/4s, 2027	395,000	410,919
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	70,000	56,985
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	165,000	166,965
PNC Bank NA notes 4 7/8s, 2017	140,000	129,121
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	123,294
Prudential Holdings LLC 144A bonds
8.695s, 2023	210,000	253,659
QBE Capital Funding II LP 144A company
guaranty FRN 6.797s, 2049 (Jersey)	100,000	97,646
RBS Capital Trust IV company guaranty
FRN 6.16s, 2049	170,000	172,635
Regency Centers LP sr. unsec. 5 7/8s, 2017 (R)	85,000	83,589

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (5.7%)* continued

	Principal amount	Value

Financial continued
Rouse Co LP/TRC Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	$95,000	$94,916
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	87,088
Royal Bank of Scotland Group PLC FRB
7.648s, 2049 (United Kingdom)	50,000	55,745
Safeco Capital Trust I company guaranty
8.072s, 2037	190,000	197,873
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	100,000	98,946
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	170,000	157,184
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	100,000	97,567
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	120,000	121,957
Travelers Cos., Inc. (The) sr. unsecd.
notes 6 1/4s, 2037	95,000	92,467
UBS AG/Jersey Branch FRN 4.065s,
2008 (Jersey)	310,000	314,650
Unitrin, Inc. sr. notes 6s, 2017	100,000	96,936
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	250,000	249,586
Westfield Group sr. notes 5.7s,
2016 (Australia)	115,000	113,007
Westpac Capital Trust III 144A sub.
notes FRN 5.819s, 2049 (Australia)	140,000	138,540
Willis Group North America, Inc.
company guaranty 6.2s, 2017	95,000	93,394
		12,387,752

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,226
Hospira, Inc. sr. notes 6.05s, 2017	75,000	73,855
Hospira, Inc. sr. notes 5.55s, 2012	105,000	104,085
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)	60,000	59,250
Wyeth notes 5.95s, 2037	240,000	229,364
		551,780

Technology (0.1%)
Arrow Electronics, Inc. debs.
7 1/2s, 2027	105,000	109,058
Avnet, Inc. notes 6s, 2015	105,000	101,192
Xerox Corp. sr. notes 6.4s, 2016	145,000	145,894
		356,144

Transportation (0.1%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	5,000	4,988
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	75,000	79,313
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	3,412	3,501

CORPORATE BONDS AND NOTES (5.7%)* continued

	Principal amount	Value
Transportation continued
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	$77,942	$79,306
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	180,000	180,000
Continental Airlines, Inc. pass-through
certificates Ser. A, 5.983s, 2022	20,000	19,400
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	211,216	224,681
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	65,000	65,167
United AirLines, Inc. pass-through
certificates 6.636s, 2022	95,000	95,000
		751,356

Utilities & Power (1.1%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	135,000	132,392
Appalachian Power Co. sr. notes
5.8s, 2035	55,000	50,688
Arizona Public Services Co. notes
6 1/2s, 2012	140,000	143,362
Atmos Energy Corp. sr. unsub.
6.35s, 2017	120,000	121,006
Beaver Valley II Funding debs. 9s, 2017	211,000	235,153
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	240,000	235,421
CenterPoint Energy Houston Electric, LLC
general ref. mtge. Ser. M2, 5 3/4s, 2014	25,000	24,686
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	140,000	149,329
Cleveland Electric Illuminating Co. (The)
sr. unsec. bond 5.95s, 2036	245,000	225,821
Cleveland Electric Illuminating Co. (The)
144A sr. notes Ser. D, 7.88s, 2017	70,000	79,230
CMS Energy Corp. unsub. notes
6.55s, 2017	5,000	4,900
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	155,000	143,278
Consolidated Natural Gas Co. sr. notes
5s, 2014	70,000	66,120
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	105,000	101,831
Dominion Resources, Inc. jr. sub.
notes FRN 6.3s, 2066	405,000	407,337
El Paso Natural Gas Co. 144A sr. unsec.
bond 5.95s, 2017	15,000	14,529
Enbridge Energy Partners LP sr. unsec.
notes 5 7/8s, 2016	100,000	97,664
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	135,000	125,741
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	60,000	61,150
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	100,000	112,884

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (5.7%)* continued

	Principal amount	Value

Utilities & Power continued
Ipalco Enterprises, Inc. sec. notes
8 3/8s, 2008	$70,000	$71,575
ITC Holdings Corp. 144A notes
5 7/8s, 2016	145,000	141,360
Kansas Gas & Electric bonds
5.647s, 2021	55,000	52,824
Kinder Morgan, Inc. notes 6s, 2017	70,000	68,578
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	95,000	94,457
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	335,000	323,645
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	53,494
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	95,000	92,801
Northwestern Corp. sec. notes
5 7/8s, 2014	145,000	140,713
Oncor Electric Delivery Co. debs.
7s, 2022	190,000	198,432
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	20,000	21,664
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	105,000	97,966
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	145,000	143,098
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	110,556	111,712
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	90,000	86,913
Progress Energy, Inc. sr. unsecd. notes
5 5/8s, 2016	135,000	132,228
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	60,000	61,481
Public Service Co. of New Mexico
sr. notes 4.4s, 2008	60,000	59,176
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	155,000	153,238
Sierra Pacific Power Co. general ref.
mtge. Ser. P, 6 3/4s, 2037	210,000	211,680
Southern California Edison Co. notes
6.65s, 2029	135,000	141,636
Southern California Edison Co. 06-E
1st mtge. 5.55s, 2037	115,000	106,196
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	60,000	58,330
Spectra Energy Capital, LLC sr.
notes 8s, 2019	100,000	111,126
Teco Energy, Inc. notes 7.2s, 2011	150,000	155,450
TEPPCO Partners LP company
guaranty FRB 7s, 2067	80,000	76,501
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	95,000	92,679
TransCanada Pipelines, Ltd. jr. sub.
FRN 6.35s, 2067 (Canada)	70,000	67,295

CORPORATE BONDS AND NOTES (5.7%)* continued

Principal amount		Value
Utilities & Power continued
TXU Energy Co. 144A sr. unsec.
FRN 5.85s, 2008	$335,000	$334,989
Westar Energy, Inc. 1st mtge. 5.15s, 2017	15,000	13,949
Westar Energy, Inc. 1st mtge. 5.1s, 2020	110,000	98,972
		6,106,680

Total corporate bonds and notes (cost $33,331,148)		$32,714,343

ASSET-BACKED SECURITIES (3.9%)*

Principal amount		Value

Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 6.37s, 2013	$217,000	$219,828
Aegis Asset Backed Securities
Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,150	8,721
Ser. 04-6N, Class Note, 4 3/4s, 2035	8,202	7,808
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 5.73s, 2029	268,363	269,147
American Express Credit Account
Master Trust 144A
Ser. 04-C, Class C, 5.82s, 2012	411,549	412,454
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.82s, 2036	157,000	124,030
Arcap REIT, Inc. 144A Ser. 04-1A,
Class E, 6.42s, 2039	137,110	134,143
Asset Backed Funding Certificates 144A
FRB Ser. 06-OPT3, Class B, 7.82s, 2036	33,000	22,666
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
7.82s, 2035	71,000	50,920
Asset Backed Securities Corp. Home
Equity Loan Trust FRB Ser. 05-HE1,
Class A3, 5.61s, 2035	3,332	3,332
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1, 6.02s, 2033	97,212	97,622
Bank One Issuance Trust FRB
Ser. 03-C4, Class C4, 6.35s, 2011	130,000	131,036
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	114,000	112,540
Bayview Commercial Asset Trust
144A Ser. 06-4A, Class IO, IO,
1.14s, 2036	158,732	21,953
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.82s, 2039	683,452	683,449
FRB Ser. 04-D, Class A, 5.71s, 2044	210,182	210,215
Ser. 05-B, Class A, IO, 4.466s, 2039	1,594,487	16,253
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
6.67s, 2038	78,439	78,831
FRB Ser. 03-SSRA, Class A,
6.02s, 2038	78,439	78,596
FRB Ser. 04-SSRA, Class A1,
5.92s, 2039	157,935	158,093
FRB Ser. 03-G, Class A1, 5.92s, 2039	569,000	569,000

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (3.9%)* continued

	Principal amount	Value

Bear Stearns Asset Backed Securities
Trust IFB Ser. 07-AC5, Class A6, IO,
1.23s, 2037	$1,620,000	$49,106
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-EC1, Class M9,
7.32s, 2035	100,000	60,000
FRB Ser. 06-PC1, Class M9,
7.07s, 2035	100,000	65,000
FRB Ser. 03-3, Class A2,
5.91s, 2043	234,634	234,927
FRB Ser. 03-1, Class A1,
5.82s, 2042	74,387	74,504
FRB Ser. 05-3, Class A1,
5.77s, 2035	143,310	143,534
Capital One Multi-Asset Execution
Trust FRB Ser. 02-C1, Class C1,
8.07s, 2010	60,000	60,298
CARMAX Auto Owner Trust
Ser. 04-2, Class D, 3.67s, 2011	19,443	19,227
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s,
2011 (Cayman Islands)	74,452	74,662
FRB Ser. 04-AA, Class B3, 8.67s,
2011 (Cayman Islands)	15,183	15,205
Chase Funding Net Interest Margin
144A Ser. 04-OPT1, Class Note,
4.458s, 2034	16,072	15,859
Citibank Credit Card Issuance Trust
FRB Ser. 01-C1, Class C1, 6.436s, 2010	130,000	130,614
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	542,426	100,796
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	969,960
Ser. 00-5, Class A6, 7.96s, 2032	217,000	195,579
Ser. 01-4, Class A4, 7.36s, 2033	714,873	729,395
Ser. 00-6, Class A5, 7.27s, 2031	191,429	188,065
Ser. 01-1, Class A5, 6.99s, 2032	1,108,653	1,053,367
Ser. 01-3, Class A4, 6.91s, 2033	707,917	689,307
Ser. 02-1, Class A, 6.681s, 2033	630,284	633,180
Countrywide Asset Backed
Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	7,432	7,358
Ser. 04-BC1N, Class Note,
5 1/2s, 2035	148	74
Ser. 04-14N, 5s, 2036	5,498	5,250
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.022s, 2046	1,530,197	54,991
Ser. 05-9, Class 1X, IO, 1.669s, 2035	1,359,281	23,363
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,640,378	33,577
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	156,376	163,246
IFB Ser. 05-R1, Class 1AS, IO,
0.8s, 2035	1,310,752	37,124
IFB Ser. 05-R2, Class 1AS, IO,
0.421s, 2035	774,221	22,545

ASSET-BACKED SECURITIES (3.9%)* continued

	Principal amount	Value

Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	$188,000	$176,485
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-FR1N, Class A,
5s, 2034	37,714	35,828
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	131,000	132,278
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.86s, 2035	93,000	93,029
Finance America NIM Trust 144A
Ser. 04-1, Class A, 5 1/4s, 2034	11,013	11
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	29,271	29,289
Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s, 2009	270,000	265,572
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	26,226	233
Ser. 04-3, Class A, 4 1/2s, 2034	546	8
GE Capital Credit Card Master Note
Trust FRB Ser. 04-2, Class C, 5.8s, 2010	241,480	241,743
GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	169,000	168,998
Ser. 04-1A, Class B, 6.17s, 2018	24,283	24,268
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	266,000	263,250
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	106,822	105,320
Ser. 04-2, Class C, 6.17s, 2032	106,822	106,555
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.758s, 2041
(United Kingdom)	163,037	163,839
FRB Ser. 02-2, Class 1C, 6.608s, 2043
(United Kingdom)	110,795	111,460
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,441,088	1,376,239
Ser. 97-6, Class A9, 7.55s, 2029	90,274	92,293
Ser. 97-4, Class A7, 7.36s, 2029	165,359	168,888
Ser. 97-6, Class A8, 7.07s, 2029	36,606	36,786
Ser. 98-4, Class A7, 6.87s, 2030	57,521	56,802
Ser. 97-7, Class A8, 6.86s, 2029	114,311	115,156
Ser. 99-3, Class A7, 6.74s, 2031	285,000	280,957
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	145,507
Ser. 99-1, Class A6, 6.37s, 2025	103,000	103,515
Ser. 99-3, Class A5, 6.16s, 2031	212	213
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	426,645	405,812
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	70,490
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	140,731	140,593
GSAMP Trust 144A Ser. 05-NC1,
Class N, 5s, 2035	354	340

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (3.9%)* continued

Principal amount		Value

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	$45,488	$47,869
Ser. 05-RP3, Class 1A3, 8s, 2035	144,996	151,153
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	118,609	122,102
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	142,759	148,803
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	164,313	169,240
IFB Ser. 04-4, Class 1AS, IO,
0.775s, 2034	7,273,831	206,409
Guggenheim Structured Real Estate
Funding Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030
(Cayman Islands)	250,000	249,350
FRB Ser. 05-1A, Class D, 6.85s, 2030
(Cayman Islands)	90,574	87,938
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	108,399	94,307
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 5.856s, 2036
(Cayman Islands)	311,107	298,663
Home Equity Asset Trust 144A Ser. 04-4N,
Class A, 5s, 2034 (Cayman Islands)	6,214	5,904
Hyundai Auto Receivables Trust Ser. 04-A,
Class D, 4.1s, 2011	46,646	46,291
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1, 6.63s, 2028	5,000	4,701
Lehman Mortgage Trust Ser. 07-1,
Class 3A2, IO, 1.93s, 2037	745,385	44,465
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s,
(Cayman Islands)	270,000	284,354
FRB Ser. 02-1A, Class FFL, 8.07s, 2037
2036 (Cayman Islands)	460,000	460,000
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	338,443	263,986
Ser. 02-A IO, 0.3s, 2032	11,666,138	123,464
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	30,703	29,944
FRB Ser. 02-1A, Class A1, 6.02s, 2024	115,816	116,534
MASTR Asset Backed Securities NIM
Trust 144A Ser. 04-HE1A, Class Note,
5.191s, 2034 (Cayman Islands)	1,136	511
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	110,679	114,253
Ser. 05-1, Class 1A4, 7 1/2s, 2034	200,766	207,298
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 5.94s, 2027	508,128	482,722
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	55,000	53,900
Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	1,748	1,734
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	3,701	3,646

ASSET-BACKED SECURITIES (3.9%)* continued

	Principal amount	Value

Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035
(Cayman Islands)	$2,571	$2,533
Ser. 04-WM3N, Class N1, 4 1/2s,
2035 (In default) †	5,538	5,372
Ser. 04-WM1N, Class N1, 4 1/2s,
2034 (In default) †	2,097	210
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	52,661	51,412
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB2, Class E, 5s, 2012	17,065	16,815
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 5.85s, 2015
(Cayman Islands)	99,279	99,329
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	69,859	68,303
Ser. 04-B, Class C, 3.93s, 2012	28,741	27,938
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	178,369	171,454
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.911s, 2035	65,451	65,837
Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT, 9.087s, 2034	60,875	62,324
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	188,178	168,060
Ser. 95-B, Class B1, 7.55s, 2021	78,000	48,750
Ser. 01-D, Class A3, 5.9s, 2022	27,971	22,377
Ser. 02-C, Class A1, 5.41s, 2032	486,251	438,228
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	78,646	69,088
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s,
2018 (Ireland)	79,000	79,790
FRB Ser. 05-A, Class D, 6.86s,
2012 (Ireland)	92,000	92,000
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.82s, 2035	30,000	21,309
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	38,843	38,268
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 7.82s, 2034	58,000	46,400
People’s Choice Net Interest Margin
Note 144A Ser. 04-2, Class B, 5s, 2034	3,456	3,259
Permanent Financing PLC FRB Ser. 3,
Class 3C, 6.49s, 2042 (United Kingdom)	160,000	161,099
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.355s,
2011 (United Kingdom)	275,000	274,987
FRB Ser. 04-2A, Class C, 6.24s,
2011 (United Kingdom)	107,213	106,392
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	100,000	100,266
Ser. 04-DA, Class D, 4.4s, 2011	120,000	119,503

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (3.9%)* continued

	Principal amount	Value

Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.82s, 2035	$150,000	$90,000
Ser. 04-NT12, Class Note, 4.7s, 2035	854	833
Ser. 04-NT, Class Note, 4 1/2s, 2034	18,589	14,871
Residential Asset Securitization Trust IFB
Ser. 07-A3, Class 2A2, IO, 1.37s, 2037	1,805,738	85,305
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.58s, 2033	217,139	216,189
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands)	783	2
Ser. 03-BC2A, Class A, 7 3/4s, 2033
(Cayman Islands)	13,839	554
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands)	36,851	4
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	683	20
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	5,185	22
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	7,266	12
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	1,340	27
Ser. 03-7A, Class A, 7s, 2033
(Cayman Islands)	3,137	16
Sharps SP I, LLC Net Interest Margin Trust
144A Ser. 04-HE1N, Class Note, 4.94s,
2034 (Cayman Islands) (In default) †	21,568	1
Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
7.82s, 2035	82,000	60,270
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
5.67s, 2034	118,035	118,023
Structured Asset Investment Loan
Trust 144A FRB Ser. 05-HE3, Class M11,
6.156s, 2035	166,000	83,000
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 5.86s, 2015	708,620	707,734
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	8,448,000	213,988
Ser. 07-4, Class 1A4, IO, 5s, 2037	8,448,000	224,041
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038 (Cayman Islands)	184,000	174,671
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	62,140	61,434
Ser. 04-3, Class D, 4.07s, 2012	35,593	35,351
Ser. 04-4, Class D, 3.58s, 2012	16,034	15,823
Ser. 04-1, Class D, 3.17s, 2011	5,475	5,467
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 6.255s,
2044 (United Kingdom)	200,036	200,026

Total asset-backed securities
(cost $23,526,780)		$22,661,035

PURCHASED OPTIONS OUTSTANDING (0.8%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.34%
versus the three month
USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/ 5.34	$2,295,000	$78,493

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.34%
versus the three month
USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/ 5.34	2,295,000	17,230

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of
4.965% versus the three
month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/ 4.965	21,000,000	585,793

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.175%
versus the three month
USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/ 5.175	11,000,000	501,508

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.215	7,744,000	340,560

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/ 5.315	7,048,000	339,627

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of
5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/ 5.325	7,048,000	335,519

Option on an interest rate
swap with Deutschbank
for the right to pay a fixed
rate swap of 5.385%
versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/ 5.385	5,560,000	247,709

Putnam VT The George Putnam Fund of Boston

PURCHASED OPTIONS OUTSTANDING (0.8%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA maturing
on May 8, 2018.	May-08/ 5.235	$5,222,000	$222,936

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.20% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.20	3,872,000	169,121

Option on an interest rate
swap with Goldman Sachs
International for the right to
pay a fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.198	2,721,000	122,675

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.22	2,721,000	118,905

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/ 5.325	7,048,000	111,764

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/ 5.315	7,048,000	108,317

Option on an interest rate
swap with Deutschbank
for the right to receive a
fixed rate swap of 5.385%
versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/ 5.385	5,560,000	94,020

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
4.965% versus the three
month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/ 4.965	21,000,000	84,655

PURCHASED OPTIONS OUTSTANDING (0.8%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.175%
versus the three month
USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/ 5.175	$11,000,000	$71,174

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.21% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.21	1,549,000	66,808

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.215	7,744,000	57,227

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/ 5.235	5,222,000	39,703

Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right to
receive a fixed rate of 5.20%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.20	3,872,000	28,262

Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of
5.1975% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.198	2,721,000	20,699

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.22	2,721,000	20,334

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to receive a fixed rate of
5.21% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.21	1,549,000	11,577

Putnam VT The George Putnam Fund of Boston

PURCHASED OPTIONS OUTSTANDING (0.8%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/ 5.39	$13,664,000	$419,888

Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right to pay
a fixed rate swap of 5.3475%
versus the three month
USD-LIBOR-BBA maturing
February 04, 2018.	Jan-08/ 5.348	5,836,000	188,637

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/ 5.39	13,664,000	109,327

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the right to receive a
fixed rate of 5.3475% versus
the three month USD-
LIBOR-BBA maturing on
February 4, 2018.	Jan-08/ 5.348	5,836,000	43,980

Total purchased options outstanding (cost $3,934,828)			$4,556,448

CONVERTIBLE BONDS AND NOTES (0.1%)* (cost $598,000)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$598,000	$748,995

CONVERTIBLE PREFERRED STOCKS (0.1%)* (cost $744,589)

	Shares	Value

Huntsman Corp. $2.50 cv. pfd.	15,200	$744,800

MUNICIPAL BONDS AND NOTES (0.1%)*

		Principal
	Rating**	amount	Value

WV Tobacco Settlement Fin. Auth.
Rev Bonds, Ser. A, 7.467s, 6/1/47	Baa3	$185,000	$188,041
MI Tobacco Settlement Fin. Auth.
Rev Bonds, Ser. A, 7.309s, 6/1/34	Baa3	140,000	142,909

Total municipal bonds and notes (cost $324,985)			$330,950

WARRANTS (—%)* † (cost $45,008)

	Expiration	Strike
	date	price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,993	$73,631

SHORT-TERM INVESTMENTS (13.5%)*

	Principal amount/shares	Value

Short-term investments held
as collateral for loaned
securities with yields ranging
from 5.28% to 5.53% and due
dates ranging from July 2,
2007 to August 20, 2007 (d)	$9,339,720	$9,324,167
Putnam Prime Money Market Fund (e)	68,211,271	68,211,271

Total short-term investments (cost $77,535,438)		$77,535,438

Total investments (cost $594,991,455)		$647,876,320

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$249,660	$249,323	9/19/07	$337

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$249,660	$249,510	9/19/07	$(150)

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Long)	1	$236,675	Sep-07	$(315)
Euro-Dollar
90 day (Long)	245	58,058,875	Mar-08	(215,041)
Euro-Dollar
90 day (Long)	107	25,317,538	Sep-09	(156,654)
Euro-Dollar
90 day (Short)	418	99,081,675	Sep-08	541,115
S&P 500 Index
E-Mini (Short)	81	6,137,775	Sep-07	63,423
U.S. Treasury
Bond 20 yr (Short)	27	2,909,250	Sep-07	41,504
U.S. Treasury
Note 2 yr (Short)	234	47,684,813	Sep-07	(44,315)
U.S. Treasury
Note 5 yr (Long)	18	1,873,406	Sep-07	4,153
U.S. Treasury
Note 10 yr (Long)	614	64,901,719	Sep-07	(22,842)

Total				$211,028

Putnam VT The George Putnam Fund of Boston

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $2,785,253) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.55%
versus the three month
USD-LIBOR-BBA maturing
on July 5, 2017.	$12,220,000	Jul-07/ 4.55	$1

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.95% versus the three
month USD-LIBOR-BBA
maturing June 16, 2018.	23,167,000	Jun-08/ 5.95	723,598

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.95%
versus the three month
USD-LIBOR-BBA maturing
June 16, 2018.	23,167,000	Jun-08/ 5.95	322,485

Option on an interest
rate swap with Lehman
Brothers International for
the obligation to receive a
fixed rate of 5.225% versus
the three month USD-
LIBOR-BBA maturing
March 5, 2018.	4,567,000	Mar-08/ 5.225	183,032

Option on an interest rate
swap with Lehman Brothers
International for the
obligation to pay a fixed rate
of 5.225% versus the three
month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08/ 5.225	28,009

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
4.55% versus the three
month USD-LIBOR-BBA
maturing on July 5, 2017.	12,220,000	Jul-07/ 4.55	1,038,799

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	3,872,000	May-12/ 5.51	214,569

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $2,785,253) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	$3,872,000	May-12/ 5.51	$112,641

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	1,936,000	May-12/ 5.515	104,105

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.515% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,936,000	May-12/ 5.515	55,530

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.52% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	774,500	May-12/ 5.52	22,304

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	774,500	May-12/ 5.52	41,514

Total			$2,846,587

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07
(proceeds receivable $12,105,055) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$4,200,000	7/12/07	$4,239,047
FNMA, 6s, July 1, 2037	7,260,000	7/12/07	7,180,027
GNMA, 6 1/2s, July 1, 2037	700,000	7/19/07	711,648

Total			$12,130,722

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(296,368)

482,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	17,277

7,400,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	336,604

500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	38,855

410,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	30,283

990,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	72,113

2,740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	183,509

13,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	280,370

14,400,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(325,111)

13,480,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	438,189

3,900,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	117,288

4,247,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(202,854)

Bear Stearns Bank plc
4,300,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	85,825

Citibank, N.A.
12,130,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(207,912)

570,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	5,978

Credit Suisse First Boston International
1,590,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(93,400)

10,700,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	357,871

Credit Suisse International
711,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	18,326

536,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(8,808)

Goldman Sachs International
618,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	2,905

1,720,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	22,041

2,890,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(22,497)

2,392,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(101,278)

4,531,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(315,577)

20,449,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	90,305

4,715,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(298,690)

20,959,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	72,122

434,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	10,273

1,750,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(42,654)

5,434,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(49,164)

JPMorgan Chase Bank, N.A.
6,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	317,030

12,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(700,617)

11,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	56,129

20,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	267,699

1,659,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(85,210)

8,280,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(692,998)

590,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	45,960

2,380,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	161,908

2,050,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(50,785)

11,932,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(178,138)

6,147,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(24,893)

5,311,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(56,251)

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
JPMorgan Chase Bank, N.A. continued

$1,351,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	$(23,302)

435,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	18,875

4,702,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(295,113)

20,905,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	70,566

9,880,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	245,356

7,100,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	191,804

9,100,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	30,659

12,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(447,721)

6,366,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(58,137)

497,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	6,153

20,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	690,968

14,320,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(169,657)

4,900,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	177,713

Lehman Brothers International (Europe)
11,342,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(58,176)

2,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	59,632

6,276,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	12,977

2,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(59,166)

6,276,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(12,541)

29,597,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(247,817)

9,007,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(117,418)

12,020,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	501,126

Lehman Brothers Special Financing, Inc.
2,340,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	(40,475)

16,520,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	214,891

17,860,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	167,134

23,574,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	314,363

9,700,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	86,912

Morgan Stanley Capital Services, Inc.
522,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	11,448

Total				$546,709

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$6,970,000	5/2/08	5 bp plus change	Banc of America	$3,219
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)
Bank of America, N.A. continued

$2,270,000	5/2/08	10 bp plus	Banc of America	$2,605
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
2,130,000	5/2/08	12.5 bp plus	Banc of America	3,390
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

4,893,000	10/1/07	(7.5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

711,000	8/1/07	(7.5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,440,000	10/31/07	8 bp plus change	Banc of America	3,535
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

2,320,000	11/2/07	15 bp plus	Banc of America	2,377
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
4,500,000	1/1/08	(10 bp plus	The spread	6,129
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International continued

$519,000	9/15/11	678 bp (1 month	Ford Credit Auto	$3
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

2,730,000	5/2/08	10 bp plus	Banc of America	216
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
1,520,000	10/1/07	175 bp plus	The spread	912
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Lehman Brothers International (Europe)
3,924,000	1/1/08	(5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

4,500,000	1/1/08	(Beginning	The spread	6,255
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

4,500,000	1/1/08	(10 bp plus	The spread	6,129
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
3,373,000	10/1/07	30 bp plus	The spread	442
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$7,130,000	12/2/07	15 bp plus	The spread	$(17,704)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services Inc.
1,230,000	10/31/07	10 bp plus	Banc of America	1,845
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

1,780,000	12/2/07	7.5 bp plus	The spread	(3,561)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$15,792

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$—	$1,142,000	10/12/52	(134 bp)	$9,223

DJ CDX NA IG Series 8
Index	(2,227)	3,840,000	6/20/17	(60 bp)	29,402

DJ CDX NA IG Series 8
Index	(30,862)	8,475,000	6/20/17	(60 bp)	38,944

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	105,000	9/20/11	(111 bp)	322

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	40,000	6/20/11	(101 bp)	172

Bear, Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	—	1,370,835	10/12/52	(134 bp)	10,601

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	—	205,000	6/20/12	57 bp	(2,799)

DJ CDX NA IG Series 6
Index	1,537	1,494,000	6/20/13	(50 bp)	3,923

DJ CDX NA IG Series 6
Index 7-10% tranche	—	1,494,000	6/20/13	45.75 bp	(6,678)

Credit Suisse International
Sprint Capital Corp, 8
3/8%, 3/15/12	—	350,000	6/20/12	(59 bp)	(23)

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)
Deutsche Bank AG

DJ CDX NA IG Series 7	—	$481,000	12/20/13	(50 bp)	$1,177

DJ CDX NA IG Series 7
Index 7-10% tranche	—	481,000	12/20/13	55 bp	(1,550)

DJ CDX NA IG Series 8
Index 7-10% tranche	—	437,000	6/20/12	22 bp	(910)

France Telecom, 7.25%,
1/28/13	—	250,000	6/20/16	70 bp	5,473

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—	1,087,000	(a)	2.461%	55,549

DJ CDX NA IG Series 7
Index	—	802,000	12/20/13	(50 bp)	1,962

DJ CDX NA IG Series 7
Index	1,217	1,807,000	12/20/13	(50 bp)	5,639

DJ CDX NA IG Series 7
Index 7-10% tranche	—	802,000	12/20/13	56 bp	(2,140)

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,807,000	12/20/13	48 bp	(13,287)

DJ CDX NA IG Series 8
Index	(3)	3,840,000	6/20/17	(60 bp)	31,626

DJ CDX NA IG Series 8
Index	(33,504)	7,960,000	6/20/17	(60 bp)	32,060

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	1,520,000	3/15/49	(70 bp)	(664)

Lehman Brothers Special Financing, Inc.
CMS Energy Corp.,
6.875%, 12/15/15	—	50,000	6/20/12	62 bp	(575)

Countrywide Home Loan,
4%, 3/22/11	—	330,000	6/20/12	(46 bp)	2,864

DJ ABX NA CMBX BBB Index	—	340,000	10/12/52	(134 bp)	1,895

DJ CDX NA CMBX AAA Index	—	3,373,000	3/15/49	(700 bp)	1,743

DJ CDX NA IG Series 7
Index	459	774,000	12/20/13	(50 bp)	2,353

DJ CDX NA IG Series 7
Index 7-10% tranche	—	774,000	12/20/13	54.37 bp	(2,758)

Hilton Hotels, 7 5/8%,
12/1/12	—	205,000	6/20/13	94 bp	(4,660)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	—	476,827	10/12/52	(134 bp)	3,565

DJ CDX NA IG Series 7
Index	495	833,000	12/20/13	(50 bp)	2,533

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	833,000	12/20/13	53 bp	(3,830)

DJ CDX NA IG Series 8
	—	3,830,000	6/20/17	(60 bp)	31,546

Total					$232,698

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 269 for Notes to the Portfolios.

Putnam VT Global Asset Allocation Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (65.8%)*

	Shares	Value

Banking (5.6%)
Alabama National BanCorporation	1,900	$117,496
Allied Irish Banks PLC (Ireland)	10,629	289,770
Australia & New Zealand Banking Group, Ltd.
(Australia)	14,058	344,559
Bank of America Corp. #	21,695	1,060,669
BankUnited Financial Corp. Class A	3,153	63,281
Banner Corp.	1,872	63,760
Barclays PLC (United Kingdom)	76,665	1,069,693
BNP Paribas SA (France)	11,533	1,373,714
Center Financial Corp.	2,857	48,340
Citizens Republic Bancorp, Inc.	4,900	89,670
City Bank	2,660	83,817
City Holding Co.	1,823	69,876
Comerica, Inc.	5,200	309,244
Commerzbank AG (Germany)	2,740	130,711
Corus Bankshares, Inc. (S)	29,951	516,954
DBS Group Holdings, Ltd. (Singapore)	31,000	461,439
Downey Financial Corp. (S)	8,283	546,512
First Regional Bancorp †	1,675	42,612
FirstFed Financial Corp. † (S)	2,305	130,763
Fukuoka Financial Group, Inc. (Japan)	33,000	217,643
Hancock Holding Co.	2,500	93,875
HBOS PLC (United Kingdom)	41,033	809,602
Intervest Bancshares Corp.	2,365	66,598
ITLA Capital Corp.	1,380	71,926
KBC Groupe SA (Belgium)	11,694	1,573,557
KeyCorp	9,000	308,970
Mitsubishi UFJ Financial Group, Inc. (Japan)	42	462,961
Mizuho Financial Group, Inc. (Japan)	62	429,926
Nara Bancorp, Inc.	3,350	53,366
Nordea AB (Sweden)	101,500	1,584,631
Pacific Capital Bancorp.	6,563	177,070
PFF Bancorp, Inc.	1,971	55,050
PNC Financial Services Group	6,200	443,796
Preferred Bank	1,872	74,880
Royal Bank of Scotland Group PLC
(United Kingdom)	50,020	632,998
Societe Generale (France)	9,066	1,681,417
Southwest Bancorp, Inc.	2,956	71,062
Sterling Financial Corp.	5,100	147,594
Sumitomo Mitsui Financial Group, Inc. (Japan)	23	214,640
Susquehanna Bancshares, Inc.	4,000	89,480
Taylor Capital Group, Inc.	2,365	65,108
U.S. Bancorp	26,968	888,596
Vineyard National Bancorp (S)	3,000	68,910
Wachovia Corp.	20,421	1,046,576
Washington Mutual, Inc.	30,500	1,300,520
Wells Fargo & Co.	45,090	1,585,815
Westpac Banking Corp. (Australia)	36,410	791,549
		21,820,996

COMMON STOCKS (65.8%)* continued

	Shares	Value

Basic Materials (4.1%)
Arcelor Mittal (Netherlands)	26,530	$1,663,926
Balfour Beatty PLC (United Kingdom)	13,718	120,625
BASF AG (Germany)	2,278	299,142
BHP Billiton, Ltd. (Australia)	46,094	1,375,492
BlueScope Steel, Ltd. (Australia)	13,046	114,025
Builders FirstSource, Inc. †	4,600	73,876
Carpenter Technology Corp.	3,926	511,597
Ceradyne, Inc. †	1,300	96,148
CF Industries Holdings, Inc.	10,940	655,197
Chaparral Steel Co.	5,700	409,659
Clariant AG (Switzerland) †	14,750	238,965
Cleveland-Cliffs, Inc.	7,437	577,632
Dow Chemical Co. (The)	7,800	344,916
Eagle Materials, Inc.	4,174	204,735
Fletcher Building, Ltd. (New Zealand)	38,360	364,093
FMC Corp.	6,300	563,157
Granite Construction, Inc.	4,300	275,974
Grief, Inc. Class A	2,780	165,716
H.B. Fuller Co.	3,842	114,837
Hecla Mining Co. †	9,679	82,659
Italcementi SpA (Italy)	3,741	115,560
JFE Holdings, Inc. (Japan)	3,000	186,654
Koninklijke DSM NV (Netherlands)	3,861	190,126
Koppers Holdings, Inc.	5,517	185,813
Matsushita Electric Works, Ltd. (Japan)	8,000	102,317
Monsanto Co.	4,600	310,684
Neenah Paper, Inc.	2,600	107,276
Nucor Corp.	12,600	738,990
Packaging Corp. of America	3,600	91,116
PAN American Silver Corp. (Canada) †	2,933	77,226
Perini Corp. †	7,000	430,710
PPG Industries, Inc.	7,811	594,495
Quanex Corp.	4,300	209,410
Rautaruukki OYJ (Finland)	6,850	436,487
Rayonier, Inc.	7,400	334,036
RBC Bearings, Inc. †	3,900	160,875
Rinker Group, Ltd. (Australia)	18,909	300,973
Shin-Etsu Chemical Co. (Japan)	3,100	221,251
Silgan Holdings, Inc.	3,533	195,304
Skanska AB Class B (Sweden)	14,800	316,186
Southern Copper Corp. (S)	12,100	1,140,546
Steel Dynamics, Inc.	1,760	73,762
ThyssenKrupp AG (Germany)	2,300	136,982
Universal Forest Products, Inc.	986	41,668
voestalpine AG (Austria)	11,965	1,003,988
		15,954,806

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value
Capital Goods (5.1%)

ABB, Ltd. (Switzerland)	4,012	$90,274
Actividades de Construccion y
Servicios SA (Spain)	9,450	601,466
Acuity Brands, Inc.	2,500	150,700
AGCO Corp. †	3,645	158,229
American Science & Engineering, Inc. † (S)	2,151	122,284
Andritz AG (Austria)	6,183	406,830
Applied Industrial Technologies, Inc.	13,192	389,164
Argon ST, Inc. †	3,227	74,899
Autoliv, Inc. (Sweden)	5,400	307,098
BAE Systems PLC (United Kingdom)	22,856	184,614
Boeing Co. (The)	19,000	1,827,040
Bouygues SA (France)	4,003	335,912
Canon, Inc. (Japan)	11,100	651,357
Cascade Corp.	2,069	162,292
Clean Harbors, Inc. †	2,151	106,302
Columbus McKinnon Corp. †	3,911	125,934
Cookson Group PLC (United Kingdom)	14,143	199,970
Cummins, Inc.	15,900	1,609,239
Curtiss-Wright Corp.	2,053	95,690
Daito Trust Construction Co., Ltd. (Japan)	1,700	80,730
Eaton Corp.	1,700	158,100
Emerson Electric Co.	15,500	725,400
EnPro Industries, Inc. †	5,500	235,345
European Aeronautic Defense and Space Co.
(Netherlands)	3,479	113,173
Flow International Corp. †	14,400	181,440
Freightcar America, Inc.	9,665	462,374
Gardner Denver, Inc. †	3,227	137,309
General Cable Corp. †	4,808	364,206
Heico Corp.	2,365	99,519
Herman Miller, Inc.	8,700	274,920
II-VI, Inc. †	5,349	145,332
Illinois Tool Works, Inc.	9,000	487,710
Imation Corp.	2,168	79,912
IMI PLC (United Kingdom)	13,815	163,420
Intevac, Inc. †	10,495	223,124
Leighton Holdings, Ltd. (Australia)	11,493	401,367
Lockheed Martin Corp.	12,600	1,186,038
MAN AG (Germany)	507	72,764
Manitowoc Co., Inc. (The)	2,300	184,874
Matthews International Corp.	2,463	107,411
Moog, Inc. †	6,033	266,116
Nordson Corp.	2,300	115,368
Orbital Sciences Corp. †	10,411	218,735
Parker-Hannifin Corp.	3,300	323,103
Raytheon Co.	3,100	167,059
Rieter Holding AG (Switzerland)	1,131	591,561
Rofin-Sinar Technologies, Inc. †	1,662	114,678
Steelcase, Inc.	11,600	214,600

COMMON STOCKS (65.8%)* continued

	Shares	Value

Capital Goods continued
Teledyne Technologies, Inc. †	2,542	$116,805
Terex Corp. †	13,200	1,073,160
Thomas & Betts Corp. †	9,900	574,200
Tomkins PLC (United Kingdom)	22,610	117,412
United Industrial Corp. (S)	4,221	253,176
United Technologies Corp.	6,300	446,859
USEC, Inc. †	17,300	380,254
Vinci SA (France)	7,517	560,933
Volvo AB Class A (Sweden)	19,600	400,484
Wabtec Corp.	8,647	315,875
Wartsila OYJ Class B (Finland)	4,100	270,143
WESCO International, Inc. †	2,053	124,104
		20,128,387

Communication Services (3.1%)
Adelphia Recovery Trust Ser. ACC-1 (Units) †	53,418	4,808
AT&T, Inc. #	43,720	1,814,380
Belgacom SA (Belgium)	2,476	109,872
C-COR.net Corp. †	6,062	85,232
Cbeyond, Inc. †	8,000	308,080
Centennial Communications Corp. †	8,212	77,932
Comcast Corp. Class A †	12,700	357,124
CT Communications, Inc.	8,300	253,233
Deutsche Telekom AG (Germany)	4,904	90,724
Deutsche Telekom AG ADR (Germany)	8,143	149,913
DirecTV Group, Inc. (The) †	19,400	448,334
Earthlink, Inc. †	8,388	62,658
Echostar Communications Corp. Class A †	6,100	264,557
Embarq Corp.	2,998	189,983
France Telecom SA (France)	6,437	176,920
Golden Telecom, Inc. (Russia)	3,200	176,032
InterDigital Communications Corp. †	17,942	577,194
KDDI Corp. (Japan)	203	1,503,963
Koninklijke (Royal) KPN NV (Netherlands)	23,132	384,263
Liberty Global, Inc. Class A †	10,600	435,024
Nice Systems, Ltd. ADR (Israel) †	2,738	95,118
Nippon Telegraph & Telephone (NTT) Corp.
(Japan)	93	413,633
NTT DoCoMo, Inc. (Japan)	93	147,079
Premiere Global Services, Inc. †	8,897	115,839
SAVVIS, Inc. †	2,542	125,854
Sprint Nextel Corp.	57,360	1,187,926
Syniverse Holdings, Inc. †	6,257	80,465
Telecom Corp. of New Zealand, Ltd.
(New Zealand)	92,000	322,033
Telefonica SA (Spain)	11,040	245,949
Telekom Austria AG (Austria)	2,297	57,174
USA Mobility, Inc. †	4,400	117,744
Verizon Communications, Inc.	38,673	1,592,167
Windstream Corp.	11,400	168,264
		12,139,471

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Conglomerates (1.0%)
3M Co.	9,455	$820,599
AMETEK, Inc.	1,760	69,837
Ansell, Ltd. (Australia)	17,529	180,845
General Electric Co.	16,745	640,999
Honeywell International, Inc.	3,900	219,492
Itochu Corp. (Japan)	51,000	591,242
Swire Pacific, Ltd. (Hong Kong)	95,000	1,059,798
Vivendi SA (France)	12,691	546,328
		4,129,140

Consumer Cyclicals (7.8%)
Aaron Rents, Inc.	10,900	318,280
ABM Industries, Inc.	3,350	86,464
Adidas-Salomon AG (Germany)	1,660	104,881
Advance America Cash Advance Centers, Inc.	8,150	144,581
Aegis Group PLC (United Kingdom)	56,707	154,915
Aeropostale, Inc. †	5,622	234,325
Aisin Seiki Co., Ltd. (Japan)	6,500	238,902
American Eagle Outfitters, Inc.	27,300	700,518
American Woodmark Corp.	7,100	245,660
Ameristar Casinos, Inc.	3,000	104,220
Arbitron, Inc.	2,151	110,841
Berkeley Group Holdings PLC
(United Kingdom) †	17,753	631,761
Blue Nile, Inc. † (S)	3,129	188,992
British Sky Broadcasting PLC (United Kingdom)	19,635	251,541
Brown Shoe Co., Inc.	2,836	68,972
Buckle, Inc. (The)	9,370	369,178
Casey’s General Stores, Inc.	1,800	49,068
Cash America International, Inc.	1,971	78,150
Charlotte Russe Holding, Inc. †	19,247	517,167
Citadel Broadcasting Corp.	10,913	70,389
Consolidated Graphics, Inc. †	4,920	340,858
Continental AG (Germany)	366	51,599
CTC Media, Inc. (Russia) †	6,400	173,696
Daily Mail and General Trust Class A
(United Kingdom)	11,638	178,051
Davis Service Group PLC (United Kingdom)	13,064	162,597
Deckers Outdoor Corp. †	6,631	669,068
Dillards, Inc. Class A	14,069	505,499
Dolby Laboratories, Inc. Class A †	5,200	184,132
Dollar Tree Stores, Inc. †	11,500	500,825
Dress Barn, Inc. † (S)	4,513	92,607
DSW, Inc. Class A † (S)	5,304	184,685
EMAP PLC (United Kingdom)	7,346	120,269
Experian Group, Ltd. (Ireland)	11,957	150,631
EZCORP, Inc. Class A †	15,393	203,803
Family Dollar Stores, Inc. (S)	8,600	295,152
Fiat SpA (Italy)	26,101	776,542
First Choice Holidays PLC (United Kingdom)	27,729	176,304

COMMON STOCKS (65.8%)* continued

	Shares	Value

Consumer Cyclicals continued
General Motors Corp.	9,600	$362,880
Genlyte Group, Inc. (The) †	3,865	303,557
Gymboree Corp. (The) †	5,356	211,080
Hasbro, Inc.	7,200	226,152
Home Retail Group (United Kingdom)	11,500	105,742
Industria de Diseno Textil (Inditex) SA (Spain)	6,765	397,896
infoUSA, Inc.	8,078	82,557
inVentiv Health, Inc. †	3,129	114,553
Jackson Hewitt Tax Service, Inc.	14,400	404,784
Jakks Pacific, Inc. †	4,811	135,382
JC Penney Co., Inc. (Holding Co.)	5,800	419,804
Jos. A. Bank Clothiers, Inc. †	3,153	130,755
Journal Communications, Inc. Class A	9,260	120,473
K-Swiss, Inc. Class A	2,249	63,714
Kimball International, Inc. Class B	8,600	120,486
Kohl’s Corp. †	5,600	397,768
Kuoni Reisen Holding AG (Switzerland)	210	126,027
Lamson & Sessions Co. (The) † (S)	6,183	164,282
Landauer, Inc.	2,069	101,898
Lodgenet Entertainment Corp. †	8,842	283,475
Macrovision Corp. † (S)	4,497	135,180
Maidenform Brands, Inc. †	6,550	130,083
Manpower, Inc.	2,100	193,704
Marks & Spencer Group PLC
(United Kingdom)	32,071	402,359
Marvel Entertainment, Inc. †	3,227	82,224
Matsushita Electric Industrial Co., Ltd. (Japan)	21,000	416,330
Mattel, Inc.	21,600	546,264
McGraw-Hill Cos., Inc. (The)	21,100	1,436,488
Mediaset SpA (Italy)	8,641	89,311
Men’s Wearhouse, Inc. (The)	2,946	150,452
Monarch Casino & Resort, Inc. †	3,324	89,249
Morningstar, Inc. †	2,151	101,151
NBTY, Inc. †	6,500	280,800
Next PLC (United Kingdom)	8,461	339,896
NIKE, Inc. Class B	3,700	215,673
Nordstrom, Inc.	28,000	1,431,360
Omnicom Group, Inc.	4,600	243,432
Pantry, Inc. (The) †	2,249	103,679
Payless ShoeSource, Inc. †	2,857	90,138
Perry Ellis International, Inc. †	9,253	297,669
Phillips-Van Heusen Corp.	9,384	568,389
PRA International †	4,106	103,882
RC2 Corp. †	1,774	70,978
Regis Corp.	2,266	86,675
S.A. D’Ieteren NV (Belgium)	312	139,396
Sherwin-Williams Co. (The)	9,500	631,465
Sinclair Broadcast Group, Inc. Class A	17,170	244,157
Skechers U.S.A., Inc. Class A †	8,400	245,280
Snap-On, Inc.	3,800	191,938

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Consumer Cyclicals continued
Sony Corp. (Japan)	7,400	$380,221
Sotheby’s Holdings, Inc. Class A	2,053	94,479
Standard Parking Corp. †	2,347	82,450
Stanley Furniture Co., Inc.	4,236	87,007
Steven Madden, Ltd.	14,159	463,849
Target Corp.	16,000	1,017,600
TeleTech Holdings, Inc. †	3,031	98,447
Tempur-Pedic International, Inc. (S)	6,941	179,772
TJX Cos., Inc. (The)	5,500	151,250
Toro Co. (The)	4,416	260,058
Town Sports International Holdings, Inc. †	4,400	85,008
Toyota Motor Corp. (Japan)	1,400	88,280
True Religion Apparel, Inc. † (S)	2,836	57,656
Tupperware Brands Corp.	4,204	120,823
United Business Media PLC (United Kingdom)	5,201	81,975
URS Corp. †	1,330	64,572
Valeo SA (France)	7,986	427,900
Volkswagen AG (Preference) (Germany)	716	74,567
Volkswagon AG (Germany)	1,218	194,407
Volt Information Sciences, Inc. †	8,250	152,130
Wal-Mart Stores, Inc.	28,225	1,357,905
Walt Disney Co. (The)	18,008	614,793
Warnaco Group, Inc. (The) †	4,532	178,289
Watson Wyatt Worldwide, Inc. Class A	2,759	139,274
Wiley (John) & Sons, Inc. Class A	4,300	207,647
William Hill PLC (United Kingdom)	53,356	653,446
Wolverine World Wide, Inc.	5,546	153,680
Yamaha Motor Co., Ltd. (Japan)	15,400	445,730
		30,679,205

Consumer Finance (0.4%)
Asta Funding, Inc. (S)	8,613	330,998
Capital Trust, Inc. Class A (R)	6,375	217,643
Credit Saison Co., Ltd. (Japan)	8,200	211,473
Diamond Lease Co., Ltd. (Japan)	2,500	112,216
First Marblehead Corp. (The) (S)	5,800	224,112
Ocwen Financial Corp. †	14,555	194,018
World Acceptance Corp. †	4,764	203,566
		1,494,026

Consumer Staples (6.2%)
Alberto-Culver Co.	16,337	387,514
Alliance One International, Inc. †	8,048	80,882
Altria Group, Inc. #	22,354	1,567,910
Autogrill SpA (Italy)	14,927	316,354
Avon Products, Inc.	6,800	249,900
BAT Industries PLC (United Kingdom)	10,654	362,242
BJ’s Wholesale Club, Inc. †	2,660	95,840
Brinker International, Inc.	7,800	228,306
Campbell Soup Co.	2,800	108,668
CBRL Group, Inc.	7,000	297,360

COMMON STOCKS (65.8%)* continued

	Shares	Value

Consumer Staples continued
CEC Entertainment, Inc. †	8,663	$304,938
Chattem, Inc. †	2,151	136,330
CKE Restaurants, Inc.	3,813	76,527
Coca-Cola Co. (The)	4,000	209,240
Colgate-Palmolive Co.	4,400	285,340
Colruyt SA (Belgium)	509	106,299
Darden Restaurants, Inc.	6,000	263,940
Domino’s Pizza, Inc.	7,166	130,923
Estee Lauder Cos., Inc. (The) Class A	8,700	395,937
Flowers Foods, Inc.	4,315	143,948
General Mills, Inc.	9,200	537,464
Heidrick & Struggles International, Inc. †	10,327	529,155
Heineken NV (Netherlands)	25,606	1,503,705
Ihop Corp.	1,565	85,183
Imperial Sugar Co. (S)	11,300	347,927
InBev NV (Belgium)	16,892	1,342,445
Inchcape PLC (United Kingdom)	64,162	638,952
Ingles Markets, Inc. Class A	700	24,115
ITT Educational Services, Inc. †	800	93,904
Jack in the Box, Inc. †	7,717	547,444
Japan Tobacco, Inc. (Japan)	185	912,916
Jardine Cycle & Carriage, Ltd. (Singapore)	15,000	235,500
Koninklijke Ahold NV (Netherlands) †	6,491	81,459
Korn/Ferry International †	7,900	207,454
Kroger Co.	18,300	514,779
Labor Ready, Inc. †	16,006	369,899
Longs Drug Stores Corp.	9,596	503,982
Mannatech, Inc. (S)	11,200	177,968
Marubeni Corp. (Japan)	27,000	222,304
McDonald’s Corp.	4,300	218,268
Meiji Dairies Corp. (Japan)	65,000	414,074
MGP Ingredients, Inc. (S)	7,700	130,130
Molson Coors Brewing Co. Class B	3,400	314,364
Nash Finch Co.	10,719	530,591
Nutri/System, Inc. †	1,271	88,767
Oriflame Cosmetics SA SDR (Luxembourg)	6,350	298,073
Papa John’s International, Inc. †	6,656	191,427
PepsiCo, Inc.	6,100	395,585
Prestige Brands Holdings, Inc. †	11,821	153,437
Procter & Gamble Co. (The)	3,840	234,970
Ralcorp Holdings, Inc. †	2,500	133,625
Reynolds American, Inc.	19,200	1,251,840
Robert Half International, Inc.	7,300	266,450
Ruby Tuesday, Inc. (S)	7,100	186,943
Safeway, Inc.	37,900	1,289,737
Seaboard Corp.	75	175,875
Sonic Corp. †	6,200	137,144
Spartan Stores, Inc.	3,645	119,957
Time Warner Cable, Inc. Class A †	185	7,246

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Consumer Staples continued
Time Warner, Inc.	50,490	$1,062,310
Toyo Suisan Kaisha, Ltd. (Japan)	22,000	396,483
Unilever NV (Netherlands)	3,779	117,466
Universal Corp.	2,900	176,668
UST, Inc.	6,900	370,599
Woolworths, Ltd. (Australia)	40,050	914,796
Yum! Brands, Inc.	9,360	306,259
		24,508,037

Energy (5.2%)
Alon USA Energy, Inc.	4,223	185,854
Basic Energy Services, Inc. † #	5,600	143,192
BP PLC (United Kingdom)	49,164	592,059
Chevron Corp.	24,924	2,099,598
ConocoPhillips	13,525	1,061,713
Core Laboratories NV (Netherlands) †	1,760	178,974
Dawson Geophysical Co. †	1,800	110,628
ENI SpA (Italy)	28,806	1,044,249
ENSCO International, Inc.	3,300	201,333
Exxon Mobil Corp. #	47,440	3,979,267
Frontier Oil Corp.	9,909	433,717
Global Industries, Ltd. †	18,300	490,806
Grey Wolf, Inc. †	29,200	240,608
GulfMark Offshore, Inc. †	7,300	373,906
Helmerich & Payne, Inc.	3,448	122,128
Hercules Offshore, Inc. † (S)	2,900	93,902
Holly Corp.	5,851	434,086
Input/Output, Inc. † (S)	15,447	241,128
JA Solar Holdings Co., Ltd. ADR (China) † (S)	2,933	98,930
Lufkin Industries, Inc.	1,900	122,645
Marathon Oil Corp.	34,620	2,075,815
Matrix Service Co. †	6,648	165,203
NATCO Group, Inc. †	4,289	197,466
Norsk Hydro ASA (Norway)	14,200	545,987
Occidental Petroleum Corp.	7,300	422,524
Oil States International, Inc. †	1,760	72,758
Questar Corp.	10,800	570,780
Repsol YPF SA (Spain)	5,468	212,392
Royal Dutch Shell PLC Class B (Netherlands)	30,002	1,252,301
Statoil ASA (Norway)	25,683	795,138
Swift Energy Co. †	2,069	88,470
Tidewater, Inc. (S)	13,500	956,880
Trico Marine Services, Inc. †	12,100	494,648
Unit Corp. †	1,872	117,768
Western Refining, Inc. (S)	4,466	258,135
		20,474,988

Financial (2.6%)
Advanta Corp. Class B	7,218	224,769
Ameriprise Financial, Inc.	10,800	686,556
CapitalSource, Inc. (R) (S)	15,949	392,186

COMMON STOCKS (65.8%)* continued

	Shares	Value

Financial continued
Chubb Corp. (The)	11,200	$606,368
Citigroup, Inc. #	39,649	2,033,597
Contifinancial Corp. Liquidating Trust Units (F)	243,375	24
Countrywide Financial Corp.	9,584	348,378
Deutsche Boerse AG (Germany)	787	88,882
Discover Financial Services †	8,850	252,225
Hitachi Capital Corp. (Japan)	43,900	667,791
Interactive Data Corp.	7,650	204,867
IntercontinentalExchange, Inc. †	3,200	473,120
JPMorgan Chase & Co.	21,531	1,043,177
Lehman Brothers Holdings, Inc.	14,100	1,050,732
Loews Corp.	6,300	321,174
Man Group PLC (United Kingdom)	29,736	360,537
MGIC Investment Corp.	6,400	363,904
Nationwide Financial Services, Inc. Class A	3,000	189,660
ORIX Corp. (Japan)	2,440	644,941
PMI Group, Inc. (The)	4,200	187,614
Tower, Ltd. (New Zealand) †	6,025	10,937
Travelers Cos., Inc. (The)	4,700	251,450
		10,402,889

Health Care (6.7%)
Aetna, Inc. #	19,800	978,120
Albany Molecular Research, Inc. †	3,657	54,306
Alfresa Holdings Corp. (Japan)	1,300	90,666
Alliance Imaging, Inc. †	10,786	101,281
Alpharma, Inc. Class A	12,700	330,327
Amedisys, Inc. †	2,168	78,763
American Oriental Bioengineering, Inc.
(China) † (S)	27,321	243,157
AMERIGROUP Corp. †	3,400	80,920
Amgen, Inc. †	10,000	552,900
AMN Healthcare Services, Inc. †	4,986	109,692
Applera Corp.— Applied Biosystems Group	17,600	537,504
Apria Healthcare Group, Inc. †	6,284	180,791
AstraZeneca PLC (London Exchange)
(United Kingdom)	17,788	953,440
Becton, Dickinson and Co.	8,900	663,050
Bio-Rad Laboratories, Inc. Class A †	1,800	136,026
Bristol-Myers Squibb Co.	12,185	384,559
China Medical Technologies, Inc. ADR
(China) † (S)	7,844	249,596
Corvel Corp. †	7,200	188,208
Coventry Health Care, Inc. †	11,713	675,254
Dade Behring Holdings, Inc.	2,542	135,031
Digene Corp. †	2,151	129,168
Eli Lilly Co.	8,300	463,804
Enzon Pharmaceuticals, Inc. † (S)	13,936	109,398
Forest Laboratories, Inc. †	12,700	579,755
GlaxoSmithKline PLC (United Kingdom)	24,212	634,044
Haemonetics Corp. †	3,369	177,243

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Health Care continued
Healthspring, Inc. †	15,808	$301,300
Hologic, Inc. †	1,467	81,140
Humana, Inc. †	14,400	877,104
Illumina, Inc. † (S)	2,151	87,309
Immucor, Inc. †	2,444	68,359
Incyte Pharmaceuticals, Inc. †	32,400	194,400
Johnson & Johnson #	25,437	1,567,428
K-V Pharmceuticals Co. Class A †	3,100	84,444
Kaken Pharmaceutical Co., Ltd. (Japan)	5,000	36,385
Kinetic Concepts, Inc. †	1,774	92,195
LCA-Vision, Inc.	2,762	130,532
LifeCell Corp. †	3,422	104,508
Luminex Corp. †	2,933	36,105
Magellan Health Services, Inc. †	4,416	205,212
MannKind Corp. † (S)	4,400	54,252
Martek Biosciences Corp. †	11,173	290,163
McKesson Corp.	24,200	1,443,288
Medcath Corp. †	4,300	136,740
Medicines Co. †	3,500	61,670
Mentor Corp.	8,414	342,282
Merck & Co., Inc.	37,550	1,869,990
Millennium Pharmaceuticals, Inc. †	22,600	238,882
Molina Healthcare, Inc. †	5,300	161,756
OraSure Technologies, Inc. †	7,235	59,182
Pain Therapeutics, Inc. †	7,235	63,017
Par Pharmaceutical Cos., Inc. †	2,836	80,060
Parexel International Corp. †	400	16,824
Pfizer, Inc.	39,084	999,378
Regeneron Pharmaceuticals, Inc. †	3,031	54,316
Roche Holding AG (Switzerland)	4,488	795,596
Salix Pharmaceuticals, Ltd. †	9,403	115,657
Savient Pharmaceuticals, Inc. †	31,196	387,454
Schering AG (Germany)	1,521	213,762
Schering-Plough Corp.	48,600	1,479,384
Sciele Pharma, Inc. †	14,777	348,146
Symbion Health, Ltd. (Australia)	33,209	114,797
Taisho Pharmaceutical Co., Ltd. (Japan)	13,000	257,881
Techne Corp. †	1,858	106,296
Telik, Inc. † (S)	20,700	69,966
United Therapeutics Corp. †	1,662	105,969
UnitedHealth Group, Inc.	11,308	578,291
Vital Signs, Inc.	1,232	68,438
Waters Corp. †	7,200	427,392
WellCare Health Plans, Inc. †	14,053	1,271,937
West Pharmaceutical Services, Inc.	4,556	214,815
Wyeth	19,200	1,100,928
Zoll Medical Corp. †	7,047	157,219
		26,369,152

COMMON STOCKS (65.8%)* continued

	Shares	Value

Insurance (2.9%)
Aegon NV (Netherlands)	9,894	$195,263
Allianz SE (Germany)	1,425	332,889
Allstate Corp. (The)	16,200	996,462
American Financial Group, Inc.	12,800	437,120
American Physicians Capital, Inc. †	1,675	67,838
Amerisafe, Inc. †	3,900	76,557
Argonaut Group, Inc.	2,759	86,108
Aspen Insurance Holdings, Ltd. (Bermuda)	3,448	96,785
Commerce Group, Inc.	10,359	359,664
Corporacion Mapfre SA (Spain)	89,967	444,771
EMC Insurance Group, Inc.	1,675	41,574
ING Groep NV (Netherlands)	14,356	632,590
Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	751	138,127
Navigators Group, Inc. †	2,323	125,210
Odyssey Re Holdings Corp.	12,300	527,547
Ohio Casualty Corp.	7,600	329,156
Philadelphia Consolidated Holding Corp. †	9,871	412,608
QBE Insurance Group, Ltd. (Australia)	15,252	402,499
Safeco Corp.	16,200	1,008,612
Safety Insurance Group, Inc.	4,868	201,535
Sai-Soc Assicuratrice Industriale SpA
(SAI) (Italy)	22,800	1,098,888
SCOR (France)	13,957	379,026
SeaBright Insurance Holdings, Inc. †	5,911	103,324
Selective Insurance Group	4,909	131,954
Triad Guaranty, Inc. † (S)	7,100	283,503
W.R. Berkley Corp.	31,735	1,032,657
Zenith National Insurance Corp.	10,270	483,614
Zurich Financial Services AG (Switzerland)	3,111	960,840
		11,386,721

Investment Banking/Brokerage (1.7%)
3i Group PLC (United Kingdom)	64,183	1,496,467
Affiliated Managers Group † (S)	1,473	189,663
Calamos Asset Management, Inc. Class A	6,100	155,855
Challenger Financial Services Group, Ltd.
(Australia)	23,409	115,337
Deutsche Bank AG (Germany)	1,525	221,232
Evercore Partners, Inc. Class A	2,151	64,035
Goldman Sachs Group, Inc. (The)	8,200	1,777,350
Harris & Harris Group, Inc. † (S)	9,300	104,160
Investment Technology Group, Inc. †	4,106	177,913
Knight Capital Group, Inc. Class A †	11,600	192,560
Macquarie Bank, Ltd. (Australia)	1,839	131,967
Merrill Lynch & Co., Inc.	5,900	493,122
Morgan Stanley †	17,700	1,230,327
Schroders PLC (United Kingdom)	4,211	107,678
SWS Group, Inc.	16,067	347,369
		6,805,035

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Other (0.1%)
iShares Russell 2000 Growth Index Fund	2,500	$214,625
iShares Russell 2000 Value Index Fund	1,800	148,230
		362,855

Real Estate (1.4%)
Amrep Corp. (S)	4,014	190,866
Anthracite Capital, Inc. (R)	19,696	230,443
Boston Properties, Inc. (R)	1,100	112,343
CB Richard Ellis Group, Inc. Class A †	8,700	317,550
CBL & Associates Properties (R)	1,872	67,486
Cousins Properties, Inc. (R)	14,163	410,869
Deerfield Triarc Capital Corp. (R)	6,063	88,702
Entertainment Properties Trust (R)	9,578	515,105
Gramercy Capital Corp. (R)	2,857	78,682
Jones Lang LaSalle, Inc.	9,587	1,088,125
KKR Financial Holdings, LLC (R)	1,700	42,347
Lexington Corporate Properties Trust (R) (S)	6,009	124,987
LTC Properties, Inc. (R)	5,418	123,260
Luminent Mortgage Capital, Inc. (R) (S)	21,500	216,935
Medical Properties Trust, Inc. (R) (S)	12,400	164,052
Metrovacesa SA (Spain)	1,234	136,787
National Health Investors, Inc. (R)	2,956	93,764
Newcastle Investment Corp. (R)	11,147	279,455
NorthStar Realty Finance Corp. (R)	6,797	85,030
Omega Healthcare Investors, Inc. (R)	5,024	79,530
PS Business Parks, Inc. (R)	1,279	81,050
RAIT Investment Trust (R)	1,675	43,584
Redwood Trust, Inc. (R)	6,200	299,956
Saul Centers, Inc. (R) (S)	1,675	75,961
SL Green Realty Corp. (R)	2,200	272,558
Universal Health Realty Income Trust (R)	2,266	75,458
Urstadt Biddle Properties, Inc. Class A (R)	4,926	83,791
Winthrop Realty Trust (R)	15,958	110,270
		5,488,946

Technology (8.6%)
Acme Packet, Inc. † (S)	9,092	104,467
Actuate Corp. †	8,900	60,431
Acxiom Corp. #	14,400	380,880
Advanced Energy Industries, Inc. †	8,236	186,628
ALPS Electric Co., Ltd. (Japan)	16,200	161,519
Anixter International, Inc. †	1,662	124,999
Ansoft Corp. †	8,949	263,906
ANSYS, Inc. †	9,029	239,269
Apple Computer, Inc. †	1,200	146,448
Arris Group, Inc. †	1,100	19,349
Aspen Technology, Inc. †	7,626	106,764
Atheros Communications †	2,347	72,381
Authorize.Net Holdings, Inc. †	13,652	244,234
Automatic Data Processing, Inc.	5,200	252,044
Blackbaud, Inc.	4,986	110,091

COMMON STOCKS (65.8%)* continued

	Shares	Value

Technology continued
Blackboard, Inc. † (S)	1,858	$78,259
Blue Coat Systems, Inc. †	8,045	398,388
BMC Software, Inc. †	38,100	1,154,430
Brocade Communications Systems, Inc. †	51,799	405,068
Cisco Systems, Inc. †	86,510	2,409,304
Coinstar, Inc. †	8,300	261,284
CommScope, Inc. †	2,857	166,706
Compuware Corp. †	18,900	224,154
Convergys Corp. †	5,400	130,896
Credence Systems Corp. †	45,600	164,160
CSG Systems International, Inc. †	13,859	367,402
Diodes, Inc. †	1,956	81,702
Electronic Data Systems Corp.	32,100	890,133
Emulex Corp. †	3,842	83,909
Epicor Software Corp. †	6,453	95,956
EPIQ Systems, Inc. †	5,400	87,264
F5 Networks, Inc. †	1,174	94,624
Factset Research Systems, Inc.	3,129	213,867
FEI Co. †	9,300	301,878
Fujitsu, Ltd. (Japan)	15,000	110,529
Hewlett-Packard Co.	49,500	2,208,690
Hitachi, Ltd. (Japan)	93,000	658,017
IBM Corp.	20,550	2,162,888
IHS, Inc. Class A †	2,600	119,600
Ikon Office Solutions, Inc.	6,206	96,876
Infineon Technologies AG (Germany) †	3,297	54,803
Informatica Corp. †	6,453	95,311
Infospace, Inc.	3,400	78,914
Intel Corp. #	28,983	688,636
Interwoven, Inc. †	5,900	82,836
Intuit, Inc. †	14,700	442,176
Itron, Inc. †	1,858	144,813
JDA Software Group, Inc. †	5,964	117,073
Komag, Inc. †	3,900	124,371
Lexmark International, Inc. Class A †	5,200	256,412
Littelfuse, Inc. †	5,100	172,227
LTX Corp. †	46,235	257,067
Manhattan Associates, Inc. † (S)	10,310	287,752
Mantech International Corp. Class A †	2,700	83,241
Microsoft Corp.	68,281	2,012,241
MicroStrategy, Inc. †	2,378	224,697
Mitsubishi Electric Corp. (Japan)	20,000	185,330
Motorola, Inc. (S)	26,110	462,147
National Semiconductor Corp.	9,400	265,738
NEC Corp. (Japan) (S)	7,000	36,236
Nokia OYJ (Finland)	40,848	1,148,294
Novellus Systems, Inc. †	6,900	195,753
NTT Data Corp. (Japan)	87	413,000
Oce NV (Netherlands)	6,881	134,069

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (65.8%)* continued

	Shares	Value

Technology continued
Omnicell, Inc. †	2,900	$60,262
Omron Corp. (Japan)	6,200	162,993
ON Semiconductor Corp. †	7,724	82,801
Oracle Corp. †	84,025	1,656,133
Packeteer, Inc. †	17,000	132,770
Parametric Technology Corp. †	4,433	95,797
Park Electrochemical Corp.	1,675	47,202
Perot Systems Corp. Class A †	8,767	149,390
Photronics, Inc. †	16,600	247,008
Polycom, Inc. †	13,391	449,938
Qualcomm, Inc.	8,950	388,341
RealNetworks, Inc. †	55,200	450,984
RF Micro Devices, Inc. †	52,263	326,121
SAIC, Inc. †	8,200	148,174
Silicon Storage Technology, Inc. †	30,864	115,123
Smart Modular Technologies WWH, Inc. †	5,812	79,973
Smith Micro Software, Inc. † (S)	6,300	94,878
SonicWall, Inc. †	34,046	292,455
Spansion, Inc. Class A †	70,500	782,550
SPSS, Inc. †	7,347	324,297
Sybase, Inc. †	17,837	426,126
Sykes Enterprises, Inc. †	23,888	453,633
SYNNEX Corp. †	3,251	67,003
Telefonaktiebolaget LM Ericsson AB Class B
(Sweden)	40,824	162,948
Texas Instruments, Inc.	2,900	109,127
The9, Ltd. ADR (China) †	1,858	85,951
TheStreet.com, Inc.	13,300	144,704
Toshiba Corp. (Japan)	61,000	532,266
Travelzoo, Inc. † (S)	8,600	228,674
Trizetto Group †	12,306	238,244
TTM Technologies, Inc. †	10,601	137,813
United Online, Inc.	40,981	675,777
Varian Semiconductor Equipment †	2,542	101,833
Varian, Inc. †	5,400	296,082
Vasco Data Security International, Inc. †	5,964	135,741
Veeco Instruments, Inc. †	11,000	228,140
Verint Systems, Inc. †	2,151	67,326
Websense, Inc. †	8,000	170,000
Xyratex, Ltd. (Bermuda) †	4,009	89,120
		33,840,229

Transportation (1.4%)
Alaska Air Group, Inc. †	900	25,074
British Airways PLC (United Kingdom) †	170,560	1,427,283
Central Japan Railway Co. (Japan)	68	717,550
Continental Airlines, Inc. Class B † (S)	19,600	663,852
Delta Air Lines, Inc. †	918	18,085
Deutsche Lufthansa AG (Germany)	1,897	53,199
ExpressJet Holdings, Inc. †	30,400	181,792

COMMON STOCKS (65.8%)* continued

	Shares	Value

Transportation continued
Horizon Lines, Inc. Class A	4,333	$141,949
HUB Group, Inc. Class A †	4,888	171,862
National Express Group PLC (United Kingdom)	7,672	163,414
Neptune Orient Lines, Ltd. (Singapore)	70,000	242,165
Northwest Airlines Corp. †	841	18,670
Overseas Shipholding Group	9,075	738,705
Republic Airways Holdings, Inc. †	11,500	234,025
Singapore Airlines, Ltd. (Singapore)	13,000	159,606
SkyWest, Inc.	14,900	355,067
US Airways Group, Inc. †	7,400	223,998
		5,536,296

Utilities & Power (1.9%)
Alliant Energy Corp.	6,900	268,065
E.On AG (Germany)	1,670	280,576
Edison International	20,255	1,136,711
El Paso Electric Co. †	7,500	184,200
Electric Power Development Co. (Japan)	11,300	449,327
Energen Corp.	16,260	893,324
Energias de Portugal (EDP) SA (Portugal)	33,448	184,779
FirstEnergy Corp.	4,500	291,285
Kelda Group PLC (United Kingdom)	7,638	144,165
Mirant Corp. †	1,100	46,915
National Grid PLC (United Kingdom)	9,561	141,097
NICOR, Inc.	3,300	141,636
Northwest Natural Gas Co.	2,600	120,094
OGE Energy Corp.	2,700	98,955
Osaka Gas Co., Ltd. (Japan)	101,000	375,344
PG&E Corp.	27,700	1,254,810
Portland General Electric Co.	1,600	43,904
RWE AG (Germany)	1,707	182,163
South Jersey Industries, Inc.	2,759	97,613
Southwest Gas Corp.	5,100	172,431
Tokyo Electric Power Co. (Japan)	15,900	511,018
Vector, Ltd. (New Zealand)	38,194	79,881
Veolia Environnement (France)	5,787	453,394
Westar Energy, Inc.	3,645	88,501
		7,640,188

Total common stocks (cost $202,424,721)		$259,161,367

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, September 1, 2037	$1,100,000	$1,112,289
6 1/2s, TBA, August 1, 2037	700,000	709,898
6 1/2s, TBA, July 1, 2037	1,600,000	1,626,625
		3,448,812

Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)*
continued

	Principal amount	Value

U.S. Government Agency Mortgage Obligations (12.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, with due dates from
July 1, 2021 to April 1, 2032	$506,783	$508,837
5 1/2s, November 1, 2036	77,057	74,405
5 1/2s, with due dates from
October 1, 2019 to April 1, 2020	508,097	501,741
Federal National Mortgage Association
Pass-Through Certificates
7s, with due dates from
February 1, 2024 to
October 1, 2028	168,201	173,144
6 1/2s, with due dates from
October 1, 2032 to
November 1, 2034	85,487	86,844
6 1/2s, TBA, July 1, 2037	4,500,000	4,541,836
6s, with due dates from July 1, 2021
to June 1, 2036	779,884	773,549
6s, TBA, July 1, 2037	10,730,000	10,611,803
5 1/2s, with due dates from
June 1, 2036 to June 1, 2037	6,993,810	6,748,561
5 1/2s, with due dates from
February 1, 2018 to January 1, 2021	814,782	804,893
5 1/2s, TBA, July 1, 2037	5,700,000	5,494,711
5s, with due dates from
September 1, 2035 to May 1, 2037	2,947,093	2,765,166
5s, January 1, 2021	44,574	43,148
4 1/2s, with due dates from
December 1, 2020
to October 1, 2035	1,698,339	1,576,639
4 1/2s, TBA, July 1, 2022	13,100,000	12,428,625
		47,133,902

Total U.S. government and agency
mortgage obligations (cost $50,926,380)		$50,582,714

U.S. TREASURY OBLIGATIONS (—%)* (cost $20,087)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s,
November 15, 2013	$20,000	$19,255

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)*

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class H, 7s, 2029	$51,000	$50,882
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.866s, 2029	61,000	64,725
Ser. 96-D3, Class A1C, 7.4s, 2026	61,508	62,688

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$150,000	$147,652
Ser. 04-3, Class A5, 5.481s, 2039	190,000	187,150
Ser. 06-5, Class A4, 5.414s, 2047	187,000	181,438
Ser. 07-1, Class XW, Interest Only
(IO), 0.465s, 2049	1,684,000	38,768
Ser. 06-1, Class XC, IO, 0.054s, 2045	2,637,124	18,653
Banc of America
Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC,
IO, 0.246s, 2035	897,256	16,508
Ser. 04-4, IO, 0.151s, 2042	2,055,560	32,248
Ser. 04-5, Class XC, IO, 0.121s, 2041	3,146,122	40,840
Ser. 05-4, Class XC, IO, 0.071s, 2045	3,836,672	27,714
Ser. 06-5, Class XC, IO, 0.053s, 2016	4,460,135	69,108
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	95,000	94,844
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	100,000	100,000
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	100,000	100,048
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	102,000	102,248
Ser. 06-LAQ, Class X1, IO,
0.697s, 2021	3,870,000	4,751
Ser. 03-BBA2, Class X1A, IO,
0.175s, 2015 (F)	204,364	—
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.366s, 2034	597,654	1,985
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,603,714	8,931
Banc of America Structured
Security Trust 144A
Ser. 02-X1, Class A3, 5.436s, 2033	113,535	112,952
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1,
5.62s, 2035	67,686	67,747
Ser. 04-2, IO, 1.72s, 2034	392,212	26,229
Ser. 05-1A, IO, 1.6s, 2035	297,233	21,526
Ser. 04-3, IO, 1.6s, 2035	234,801	16,161
Ser. 07-2A, IO, 1.3s, 2037	927,000	132,839
Ser. 07-1, Class S, IO, 1.211s, 2037	1,542,320	200,347
Ser. 06-2A, IO, 0.879s, 2036	148,168	13,256
Ser. 05-3A, IO, 0.775s, 2035	483,579	38,857
Bear Stearns Alternate Trust Ser.
04-9, Class 1A1, 5.103s, 2034	24,398	24,316
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 04-PR3I, Class X1, IO,
0.118s, 2041	708,255	14,163

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-BBA7, Class X1A,
IO, 1.815s, 2019	$1,465,200	$9,872
Ser. 06-PW14, Class XW,
IO, 0.884s, 2038	1,574,376	77,181
Ser. 06-PW14, Class X1,
IO, 0.052s, 2038	1,694,100	30,176
Ser. 07-PW15, Class X1,
IO, 0.046s, 2044	4,930,054	60,682
Ser. 05-PW10, Class X1,
IO, 0.032s, 2040	5,979,856	26,865
Ser. 07-PW16, Class X,
IO, 0.022s, 2040	14,402,000	16,678
Chase Commercial Mortgage Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	27,000	28,118
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	227,570
Ser. 98-1, Class G, 6.56s, 2030	56,000	55,860
Ser. 98-1, Class H, 6.34s, 2030	85,000	73,528
Citigroup Commercial
Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.09s, 2043	5,348,238	55,363
Ser. 06-C5, Class XC, IO, 0.054s, 2049	5,928,585	84,297
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW,
IO, 0.561s, 2049	1,718,000	46,842
Ser. 06-CD2, Class X,
IO, 0.129s, 2046	3,717,725	21,202
Ser. 07-CD4, Class XC, IO,
0.044s, 2049	5,746,000	54,318
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	100,000	105,993
Commercial Mortgage
Acceptance Corp. Ser. 97-ML1,
IO, 0.848s, 2017	1,354,500	19,101
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	99,426
Ser. 98-C2, Class F, 5.44s, 2030	435,000	429,219
Commercial Mortgage Pass-Through
Certificates 144A
FRB Ser. 01-J2A, Class A2F,
5.82s, 2034	74,000	74,000
Ser. 06-CN2A, Class H,
5.756s, 2019	45,000	44,263
Ser. 06-CN2A, Class J,
5.756s, 2019	36,000	35,298
Ser. 05-LP5, Class XC, IO,
0.071s, 2043	2,819,342	25,772
Ser. 05-C6, Class XC, IO,
0.059s, 2044	5,652,648	39,082

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-C8, Class XS, IO,
0.049s, 2046	$5,399,160	$66,226
Countrywide Alternative Loan Trust
Ser. 05-24, Class IIAX, IO,
2.391s, 2035	535,984	13,804
Ser. 06-OA10, Class XBI, IO,
2.167s, 2046	285,712	10,357
Ser. 05-24, Class 1AX, IO,
1.218s, 2035	1,076,499	19,393
IFB Ser. 06-6CB, Class 1A3, IO,
zero %, 2036	857,159	1,473
Credit Suisse Mortgage Capital Certificates
Ser. 06-C5, Class AX, IO, 0.076s, 2039	3,432,179	59,528
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	8,040,231	91,707
Ser. 07-C1, Class AX, IO, 0.058s, 2040	6,232,754	66,952
Ser. 06-C3, Class AX, IO, 0.035s, 2038	9,947,885	10,883
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	133,000	131,218
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	63,487
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	205,403
CS First Boston
Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J,
6.27s, 2016	50,000	49,992
FRB Ser. 05-TF2A, Class J,
6.22s, 2020	95,000	95,007
FRB Ser. 04-TF2A, Class H,
6.02s, 2019	50,000	50,000
Ser. 01-CK1, Class AY, IO,
0.894s, 2035	3,159,000	64,661
Ser. 03-C3, Class AX, IO,
0.42s, 2038	3,796,493	148,179
Ser. 02-CP3, Class AX, IO,
0.415s, 2035	809,093	30,957
Ser. 04-C4, Class AX, IO,
0.21s, 2039	772,359	17,951
Ser. 05-C2, Class AX, IO,
0.135s, 2037	3,803,165	57,492
Deutsche Mortgage & Asset
Receiving Corp.
Ser. 98-C1, Class X, IO, 0.831s, 2031	1,602,742	15,214
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	106,041	110,987
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,721
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	128,791
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042	30,326	32,301
Ser. 02-T12, Class A4, 9 1/2s, 2042	10,395	10,896
Ser. 02-T4, Class A4, 9 1/2s, 2041	38,908	40,763

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

Principal amount		Value

Fannie Mae
Ser. 02-T6, Class A3, 9 1/2s, 2041	$20,940	$21,899
Ser. 04-T3, Class PT1, 9.179s, 2044	50,621	54,168
IFB Ser. 05-37, Class SU, 7.92s, 2035	143,711	149,381
IFB Ser. 06-49, Class SE, 7.72s, 2036	158,592	162,874
IFB Ser. 06-76, Class QB, 7.68s, 2036	99,067	102,721
IFB Ser. 06-48, Class TQ, 7.68s, 2036	136,478	139,268
IFB Ser. 06-60, Class AK, 7.52s, 2036	96,953	97,596
Ser. 02-26, Class A2, 7 1/2s, 2048	71,880	74,620
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,316	3,457
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	41,968	43,748
Ser. 03-W1, Class 2A, 7 1/2s, 2042	181,085	187,608
Ser. 02-T12, Class A3, 7 1/2s, 2042	24,940	25,795
Ser. 02-14, Class A2, 7 1/2s, 2042	147,468	152,802
Ser. 01-T10, Class A2, 7 1/2s, 2041	14,795	15,293
Ser. 02-T4, Class A3, 7 1/2s, 2041	98,337	101,683
Ser. 01-T12, Class A2, 7 1/2s, 2041	32,730	33,802
Ser. 01-T3, Class A1, 7 1/2s, 2040	7,928	8,185
Ser. 01-T1, Class A1, 7 1/2s, 2040	15,815	16,332
Ser. 99-T2, Class A1, 7 1/2s, 2039	4,659	4,859
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	42,271	43,787
Ser. 02-T1, Class A3, 7 1/2s, 2031	47,720	49,434
Ser. 01-T5, Class A3, 7 1/2s, 2030	11,167	11,544
Ser. 01-T4, Class A1, 7 1/2s, 2028	11,870	12,394
IFB Ser. 06-63, Class SP, 7.38s, 2036	107,061	109,089
IFB Ser. 06-104, Class GS, 7.046s, 2036	92,463	92,626
Ser. 02-26, Class A1, 7s, 2048	58,292	59,818
Ser. 04-T3, Class 1A3, 7s, 2044	52,897	54,462
Ser. 03-W3, Class 1A2, 7s, 2042	54,796	56,223
Ser. 02-T16, Class A2, 7s, 2042	55,553	56,991
Ser. 02-14, Class A1, 7s, 2042	20,319	20,825
Ser. 02-T4, Class A2, 7s, 2041	15,900	16,275
Ser. 01-W3, Class A, 7s, 2041	19,771	20,301
Ser. 05-W4, Class 1A3, 7s, 2035	33,276	34,335
Ser. 04-W1, Class 2A2, 7s, 2033	251,220	258,546
IFB Ser. 06-104, Class ES, 6.85s, 2036	115,477	116,775
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,032,802	265,786
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	314,664	318,240
Ser. 07-76, Class SA, IO, 6s, 2037	208,000	9,669
IFB Ser. 06-104, Class CS, 5.76s, 2036	127,884	119,597
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	134,079	128,896
IFB Ser. 05-74, Class CS, 5.39s, 2035	81,893	78,705
IFB Ser. 06-115, Class ES, 5.28s, 2036	125,202	121,582
IFB Ser. 05-74, Class CP, 5.243s, 2035	80,287	77,365
IFB Ser. 07-30, Class FS, 5.187s, 2037	304,356	276,570
IFB Ser. 05-57, Class CD, 5.175s, 2035	82,753	80,008
IFB Ser. 06-8, Class PK, 5.12s, 2036	136,112	124,442
IFB Ser. 06-27, Class SP, 5.06s, 2036	103,000	98,965
IFB Ser. 06-8, Class HP, 5.06s, 2036	117,748	111,234
IFB Ser. 06-8, Class WK, 5.06s, 2036	196,414	183,982

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-106, Class US,
5.06s, 2035	$174,192	$167,186
IFB Ser. 05-99, Class SA,
5.06s, 2035	86,054	82,231
IFB Ser. 05-115, Class NQ,
4.988s, 2036	76,215	69,924
IFB Ser. 05-45, Class DA,
4.913s, 2035	190,547	179,564
IFB Ser. 05-74, Class DM,
4.877s, 2035	166,566	156,730
IFB Ser. 05-45, Class DC,
4.803s, 2035	79,395	74,490
IFB Ser. 05-57, Class DC,
4.485s, 2034	110,193	106,205
IFB Ser. 05-45, Class PC,
4.29s, 2034	80,158	76,737
IFB Ser. 05-72, Class SB,
3.575s, 2035	141,840	128,747
IFB Ser. 02-36, Class QH, IO,
2.73s, 2029	420	1
IFB Ser. 07-W6, Class 6A2, IO,
2.48s, 2037	147,729	9,441
IFB Ser. 06-90, Class SE, IO,
2.48s, 2036	109,989	10,119
IFB Ser. 03-66, Class SA, IO,
2.33s, 2033	144,207	10,596
Ser. 03-W12, Class 2, IO,
2.233s, 2043	538,251	31,974
IFB Ser. 07-W6, Class 5A2, IO,
1.97s, 2037	189,900	11,246
IFB Ser. 07-W4, Class 4A2, IO,
1.96s, 2037	790,915	43,738
IFB Ser. 07-W2, Class 3A2, IO,
1.96s, 2037	259,996	14,118
Ser. 03-W10, Class 1, IO,
1.936s, 2043	1,149,120	58,237
Ser. 03-W10, Class 3, IO,
1.932s, 2043	324,036	16,671
IFB Ser. 05-113, Class DI, IO,
1.91s, 2036	452,009	26,240
IFB Ser. 05-52, Class DC, IO,
1.88s, 2035	109,178	9,701
IFB Ser. 06-60, Class SI, IO,
1.83s, 2036	248,817	16,645
IFB Ser. 04-24, Class CS, IO,
1.83s, 2034	200,745	12,760
IFB Ser. 03-122, Class SA, IO,
1.78s, 2028	270,794	11,927
IFB Ser. 03-122, Class SJ, IO,
1.78s, 2028	286,435	12,861
IFB Ser. 06-60, Class DI, IO,
1 3/4s, 2035	105,591	5,547
IFB Ser. 04-60, Class SW, IO,
1.73s, 2034	372,571	24,838

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-65, Class KI, IO,
1.68s, 2035	$1,006,565	$51,647
Ser. 03-W8, Class 12, IO,
1.637s, 2042	1,121,802	53,382
IFB Ser. 07-39, Class PI, IO,
1.44s, 2037	158,000	8,077
IFB Ser. 07-30, Class WI, IO,
1.44s, 2037	1,506,441	71,023
IFB Ser. 07-W4, Class 3A2, IO,
1.43s, 2037	766,999	33,288
IFB Ser. 07-28, Class SE, IO,
1.43s, 2037	193,639	11,754
IFB Ser. 07-W2, Class 2A2, IO,
1.43s, 2037	342,153	15,969
IFB Ser. 06-128, Class SH, IO,
1.43s, 2037	171,028	8,192
IFB Ser. 06-56, Class SM, IO,
1.43s, 2036	572,788	27,549
IFB Ser. 06-12, Class SD, IO,
1.43s, 2035	541,878	30,670
IFB Ser. 05-73, Class SI, IO,
1.43s, 2035	80,415	3,685
IFB Ser. 05-17, Class ES, IO,
1.43s, 2035	167,603	8,718
IFB Ser. 05-17, Class SY, IO,
1.43s, 2035	78,306	4,087
IFB Ser. 07-30, Class IE, IO,
1.42s, 2037	441,067	28,524
IFB Ser. 06-123, Class CI, IO,
1.42s, 2037	437,455	25,827
IFB Ser. 06-123, Class UI, IO,
1.42s, 2037	170,419	8,977
IFB Ser. 05-82, Class SY, IO,
1.41s, 2035	340,711	15,114
IFB Ser. 05-45, Class SR, IO,
1.4s, 2035	463,942	20,450
IFB Ser. 07-15, Class BI, IO,
1.38s, 2037	284,644	14,638
IFB Ser. 06-23, Class SC, IO,
1.38s, 2036	228,511	12,354
IFB Ser. 05-95, Class CI, IO,
1.38s, 2035	181,585	9,829
IFB Ser. 05-84, Class SG, IO,
1.38s, 2035	308,340	17,012
IFB Ser. 05-54, Class SA, IO,
1.38s, 2035	329,802	14,120
IFB Ser. 05-23, Class SG, IO,
1.38s, 2035	250,805	13,271
IFB Ser. 05-104, Class NI, IO,
1.38s, 2035	216,059	11,300
IFB Ser. 05-17, Class SA, IO,
1.38s, 2035	217,899	11,403
IFB Ser. 05-17, Class SE, IO,
1.38s, 2035	234,106	12,102

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-57, Class DI, IO,
1.38s, 2035	$506,491	$24,040
IFB Ser. 05-83, Class SL, IO,
1.35s, 2035	546,138	26,111
Ser. 06-116, Class ES, IO,
1.33s, 2036	97,512	4,584
IFB Ser. 07-63, Class SB, IO,
1.33s, 2037	965,000	43,693
IFB Ser. 06-114, Class IS, IO,
1.33s, 2036	199,843	9,992
IFB Ser. 06-115, Class GI, IO,
1.32s, 2036	176,663	9,631
IFB Ser. 06-115, Class IE, IO,
1.32s, 2036	145,427	7,282
IFB Ser. 06-117, Class SA, IO,
1.32s, 2036	224,871	10,707
IFB Ser. 06-121, Class SD, IO,
1.32s, 2036	434,967	21,417
IFB Ser. 06-109, Class SG, IO,
1.31s, 2036	303,363	14,856
IFB Ser. 06-104, Class SY, IO,
1.3s, 2036	105,688	4,565
IFB Ser. 06-109, Class SH, IO,
1.3s, 2036	213,881	12,867
Ser. 06-104, Class SG, IO,
1.28s, 2036	211,094	8,361
IFB Ser. 07-W6, Class 4A2, IO,
1.28s, 2037	731,822	32,132
IFB Ser. 06-128, Class SC, IO,
1.28s, 2037	710,893	33,696
IFB Ser. 06-44, Class IS, IO,
1.28s, 2036	210,851	9,649
IFB Ser. 06-45, Class SM, IO,
1.28s, 2036	242,939	10,155
IFB Ser. 06-8, Class JH, IO,
1.28s, 2036	689,141	39,911
IFB Ser. 06-92, Class JI, IO,
1.26s, 2036	106,063	5,210
IFB Ser. 06-96, Class ES, IO,
1.26s, 2036	283,542	13,534
IFB Ser. 06-99, Class AS, IO,
1.26s, 2036	129,551	6,115
IFB Ser. 06-85, Class TS, IO,
1.24s, 2036	234,787	9,936
IFB Ser. 06-61, Class SE, IO,
1.23s, 2036	275,413	10,998
Ser. 06-94, Class NI, IO,
1.18s, 2036	103,366	4,218
Ser. 03-W17, Class 12, IO,
1.151s, 2033	398,217	15,348
IFB Ser. 07-30, Class JS, IO,
1.12s, 2037	609,083	26,872
IFB Ser. 07-30, Class LI, IO,
1.12s, 2037	680,359	33,721

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W2, Class 1A2, IO,
1.11s, 2037	$915,111	$37,904
IFB Ser. 07-W4, Class 2A2, IO,
1.1s, 2037	884,807	32,472
Ser. 07-54, Class IA, IO,
1.09s, 2037	203,701	9,876
IFB Ser. 07-54, Class IB, IO,
1.09s, 2037	203,701	9,876
IFB Ser. 07-54, Class IC, IO,
1.09s, 2037	203,701	9,876
IFB Ser. 07-54, Class ID, IO,
1.09s, 2037	203,701	9,876
IFB Ser. 07-54, Class IE, IO,
1.09s, 2037	203,701	9,876
IFB Ser. 07-54, Class IF, IO,
1.09s, 2037	302,073	14,646
IFB Ser. 07-54, Class UI, IO,
1.09s, 2037	240,451	11,950
IFB Ser. 07-15, Class CI, IO,
1.06s, 2037	793,779	37,493
IFB Ser. 06-123, Class BI, IO,
1.06s, 2037	1,055,597	48,097
IFB Ser. 06-115, Class JI, IO,
1.06s, 2036	585,063	26,247
IFB Ser. 06-123, Class LI, IO,
1s, 2037	389,905	16,838
Ser. 03-T2, Class 2, IO,
0.822s, 2042	1,536,631	34,784
IFB Ser. 07-39, Class AI, IO,
0.8s, 2037	368,329	13,277
IFB Ser. 07-32, Class SD, IO,
0.79s, 2037	243,048	9,112
IFB Ser. 07-33, Class SD, IO,
0.79s, 2037	798,388	25,628
IFB Ser. 07-30, Class UI, IO,
0.78s, 2037	200,697	7,598
IFB Ser. 07-32, Class SC, IO,
0.78s, 2037	322,431	11,982
IFB Ser. 07-1, Class CI, IO,
0.78s, 2037	235,820	8,279
IFB Ser. 05-74, Class SE, IO,
0.78s, 2035	1,106,740	31,680
IFB Ser. 05-82, Class SI, IO,
0.78s, 2035	644,249	18,453
IFB Ser. 07-W4, Class 1A2, IO,
0.77s, 2037	2,867,893	87,471
IFB Ser. 07-W5, Class 1A2, IO,
0.76s, 2037	454,517	11,363
Ser. 03-W6, Class 51, IO,
0.68s, 2042	383,898	6,304
IFB Ser. 05-58, Class IK, IO,
0.68s, 2035	198,048	8,029
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	794,262	20,849

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Fannie Mae
Ser. 01-T12, Class IO,
0.565s, 2041	$337,865	$4,256
Ser. 03-W2, Class 1, IO,
0.47s, 2042	2,701,605	30,941
Ser. 01-50, Class B1, IO,
0.459s, 2041	581,691	5,224
Ser. 02-T4, IO, 0.453s, 2041	1,829,188	17,824
Ser. 02-T1, Class IO, IO,
0.424s, 2031	372,396	2,994
Ser. 03-W6, Class 3, IO,
0.366s, 2042	515,600	5,205
Ser. 03-W6, Class 23, IO,
0.352s, 2042	550,195	5,385
Ser. 01-79, Class BI, IO,
0.335s, 2045	1,351,231	10,633
Ser. 03-W8, Class 11, IO,
0.03s, 2042	11,022	—
Ser. 06-115, Class SN, zero %,
2036	100,027	107,339
Ser. 372, Class 1, Principal Only (PO),
zero %, 2036	1,998,179	1,444,733
Ser. 04-38, Class AO, PO,
zero %, 2034	228,357	161,194
Ser. 04-61, Class CO, PO,
zero %, 2031	140,000	108,049
Ser. 07-31, Class TS, IO,
zero %, 2009	575,640	2,622
Ser. 07-15, Class IM, IO,
zero %, 2009	223,795	1,218
Ser. 07-16, Class TS, IO,
zero %, 2009	918,312	3,837
FRB Ser. 05-65, Class ER,
zero %, 2035	121,570	119,232
FRB Ser. 05-57, Class UL,
zero %, 2035	118,270	120,197
FRB Ser. 05-65, Class CU,
zero %, 2034	58,450	75,091
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	10,825	11,291
Ser. T-58, Class 4A, 7 1/2s, 2043	36,695	38,140
Ser. T-51, Class 2A, 7 1/2s, 2042	72,726	75,282
Ser. T-42, Class A5, 7 1/2s, 2042	25,546	26,310
Ser. T-60, Class 1A2, 7s, 2044	189,445	195,047
Ser. T-56, Class A, IO, 0.54s, 2043	420,625	7,025
Ser. T-56, Class 3, IO, 0.378s, 2043	444,181	1,018
Ser. T-56, Class 1, IO, 0.283s, 2043	562,934	761
Ser. T-56, Class 2, IO, 0.028s, 2043	514,888	396
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	91,512	95,874

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

Principal amount		Value

First Union National Bank —
Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.951s, 2033	$1,485,133	$73,570
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	138,389
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	42,830
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2, Class G,
7s, 2035	165,000	171,681
Freddie Mac
IFB Ser. 2990, Class LB, 9.048s, 2034	132,308	115,324
IFB Ser. 3182, Class PS, 7.32s, 2032	113,805	117,174
IFB Ser. 3202, Class HM, 6.65s, 2036	90,605	90,161
IFB Ser. 3081, Class DC, 5.22s, 2035	87,266	81,441
IFB Ser. 3316, Class KS, 5.187s, 2037	160,184	144,146
IFB Ser. 2976, Class KL, 4.877s, 2035	125,501	116,474
IFB Ser. 2990, Class DP, 4.767s, 2034	108,024	101,054
IFB Ser. 3065, Class DC, 3.9s, 2035	107,808	94,212
IFB Ser. 2990, Class WP, 3.302s, 2035	81,608	75,617
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	186,650	19,433
IFB Ser. 2828, Class GI, IO,
2.18s, 2034	202,890	16,168
IFB Ser. 2869, Class SH, IO,
1.98s, 2034	104,821	5,599
IFB Ser. 2869, Class JS, IO,
1.93s, 2034	473,908	24,693
IFB Ser. 2815, Class PT, IO,
1.73s, 2032	211,120	12,128
IFB Ser. 2828, Class TI, IO,
1.73s, 2030	99,017	5,363
IFB Ser. 3297, Class BI, IO,
1.44s, 2037	613,502	34,272
IFB Ser. 3284, Class IV, IO,
1.43s, 2037	153,185	9,999
IFB Ser. 3287, Class SD, IO,
1.43s, 2037	281,887	15,205
IFB Ser. 3281, Class BI, IO,
1.43s, 2037	120,543	6,395
IFB Ser. 3028, Class ES, IO,
1.43s, 2035	510,085	27,991
IFB Ser. 2922, Class SE, IO,
1.43s, 2035	262,550	11,651
IFB Ser. 3045, Class DI, IO,
1.41s, 2035	1,277,361	57,518
Ser. 3236, Class ES, IO,
1.38s, 2036	179,820	8,631
IFB Ser. 3136, Class NS, IO,
1.38s, 2036	294,898	14,109
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	428,030	18,554
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	110,768	4,447

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3107, Class DC, IO,
1.38s, 2035	$538,295	$30,490
IFB Ser. 3129, Class SP, IO,
1.38s, 2035	218,528	9,222
IFB Ser. 3066, Class SI, IO,
1.38s, 2035	349,372	18,739
IFB Ser. 2927, Class ES, IO,
1.38s, 2035	148,657	6,106
IFB Ser. 2950, Class SM, IO,
1.38s, 2016	306,398	14,213
IFB Ser. 3031, Class BI, IO,
1.37s, 2035	98,779	5,963
IFB Ser. 3244, Class SB, IO,
1.34s, 2036	171,461	8,669
IFB Ser. 3244, Class SG, IO,
1.34s, 2036	201,257	10,196
IFB Ser. 3326, Class GS, IO,
1.33s, 2037	477,000	21,597
IFB Ser. 3236, Class IS, IO,
1.33s, 2036	323,102	15,838
IFB Ser. 3147, Class SH, IO,
1.33s, 2036	584,205	29,465
IFB Ser. 2962, Class BS, IO,
1.33s, 2035	611,319	27,701
IFB Ser. 3114, Class TS, IO,
1.33s, 2030	682,022	26,703
IFB Ser. 3128, Class JI, IO,
1.31s, 2036	319,351	17,109
IFB Ser. 2990, Class LI, IO,
1.31s, 2034	191,468	10,400
IFB Ser. 3240, Class S, IO,
1.3s, 2036	681,296	37,447
IFB Ser. 3065, Class DI, IO,
1.3s, 2035	85,593	5,088
IFB Ser. 3145, Class GI, IO,
1.28s, 2036	259,205	14,294
IFB Ser. 3114, Class GI, IO,
1.28s, 2036	110,711	6,550
IFB Ser. 3221, Class SI, IO,
1.26s, 2036	262,933	12,337
IFB Ser. 3202, Class PI, IO,
1.22s, 2036	719,357	33,152
IFB Ser. 3201, Class SG, IO,
1.18s, 2036	333,951	15,100
IFB Ser. 3203, Class SE, IO,
1.18s, 2036	297,520	13,376
IFB Ser. 3152, Class SY, IO,
1.16s, 2036	231,901	11,767
IFB Ser. 3284, Class BI, IO,
1.13s, 2037	195,691	8,422
IFB Ser. 3199, Class S, IO,
1.13s, 2036	131,067	6,255

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3284, Class LI, IO,
1.12s, 2037	$865,872	$42,676
IFB Ser. 3281, Class AI, IO,
1.11s, 2037	800,069	39,405
IFB Ser. 3311, Class IA, IO,
1.09s, 2037	284,692	14,530
IFB Ser. 3311, Class IB, IO,
1.09s, 2037	284,692	14,530
IFB Ser. 3311, Class IC, IO,
1.09s, 2037	284,692	14,530
IFB Ser. 3311, Class ID, IO,
1.09s, 2037	284,692	14,530
IFB Ser. 3311, Class IE, IO,
1.09s, 2037	412,107	21,033
IFB Ser. 3240, Class GS, IO,
1.06s, 2036	409,381	18,968
IFB Ser. 3288, Class SJ, IO,
0.81s, 2037	324,591	10,948
IFB Ser. 3284, Class CI, IO,
0.8s, 2037	621,802	24,408
IFB Ser. 3291, Class SA, IO,
0.79s, 2037	408,372	12,700
IFB Ser. 3016, Class SQ, IO,
0.79s, 2035	220,081	5,641
IFB Ser. 3284, Class WI, IO,
0.78s, 2037	1,035,051	39,854
IFB Ser. 3235, Class SA, IO,
0.63s, 2036	152,258	4,157
Ser. 246, PO, zero %, 2037	1,595,413	1,152,021
Ser. 3300, PO, zero %, 2037	99,340	73,081
Ser. 242, PO, zero %, 2036	1,874,806	1,364,604
Ser. 239, PO, zero %, 2036	521,950	374,199
FRB Ser. 3239, Class BF,
zero %, 2036	157,465	183,065
FRB Ser. 3231, Class XB,
zero %, 2036	106,069	108,718
FRB Ser. 3147, Class SF,
zero %, 2036	143,628	139,680
FRB Ser. 3003, Class XF,
zero %, 2035	78,658	81,465
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.077s, 2043	4,514,602	34,230
Ser. 05-C3, Class XC, IO,
0.059s, 2045	10,622,494	54,355
Ser. 07-C1, Class XC, IO,
0.047s, 2019	11,918,427	92,557
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.058s, 2036	44,000	45,987
Ser. 97-C1, Class X, IO,
1.417s, 2029	232,993	8,053
Ser. 05-C1, Class X1, IO, 0.167s, 2043	4,801,027	60,949

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

GMAC Commercial Mortgage Securities, Inc.
144A
Ser. 99-C3, Class G, 6.974s, 2036	$77,845	$79,159
Ser. 06-C1, Class XC, IO,
0.056s, 2045	6,843,778	48,386
Government National Mortgage Association
IFB Ser. 07-26, Class WS,
10.56s, 2037	235,637	262,646
IFB Ser. 05-7, Class JM,
5.016s, 2034	130,977	125,020
IFB Ser. 05-66, Class SP, 3.1s, 2035	89,946	77,347
IFB Ser. 06-62, Class SI, IO,
2.06s, 2036	256,827	16,231
IFB Ser. 07-1, Class SL, IO,
2.04s, 2037	136,370	9,678
IFB Ser. 07-1, Class SM, IO,
2.03s, 2037	136,370	9,630
IFB Ser. 07-26, Class SG, IO,
1.53s, 2037	321,309	17,758
IFB Ser. 07-9, Class BI, IO,
1 1/2s, 2037	757,815	39,482
IFB Ser. 07-25, Class SA, IO,
1.48s, 2037	273,608	13,817
IFB Ser. 07-25, Class SB, IO,
1.48s, 2037	449,713	22,711
IFB Ser. 07-26, Class LS, IO,
1.48s, 2037	667,731	37,382
IFB Ser. 07-26, Class SA, IO,
1.48s, 2037	765,185	37,334
IFB Ser. 07-26, Class SD, IO,
1.48s, 2037	380,858	20,246
IFB Ser. 07-22, Class S, IO,
1.48s, 2037	169,947	10,164
IFB Ser. 06-69, Class SA, IO,
1.48s, 2036	466,962	23,631
IFB Ser. 06-38, Class SG, IO,
1.33s, 2033	769,441	29,780
IFB Ser. 07-9, Class DI, IO,
1.19s, 2037	384,273	16,326
IFB Ser. 07-9, Class AI, IO,
1.18s, 2037	256,119	11,815
IFB Ser. 06-28, Class GI, IO,
1.18s, 2035	312,587	11,975
IFB Ser. 05-65, Class SI, IO,
1.03s, 2035	237,894	8,829
IFB Ser. 07-27, Class SD,
IO, 0.88s, 2037	196,873	6,068
IFB Ser. 07-19, Class SJ,
IO, 0.88s, 2037	332,465	9,998
IFB Ser. 07-21, Class S,
IO, 0.88s, 2037	406,043	13,349
IFB Ser. 07-8, Class SA,
IO, 0.88s, 2037	963,765	32,895
IFB Ser. 07-9, Class CI,
IO, 0.88s, 2037	500,356	16,048

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

Principal amount		Value

Government National Mortgage Association

IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	$361,086	$11,207
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	437,084	13,234
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	416,681	12,513
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO,
1.36s, 2045	349,178	7,966
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4,
5.444s, 2039	468,000	450,450
Ser. 05-GG5, Class XC, IO,
0.061s, 2037	8,510,676	36,237
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.324s, 2039	2,902,518	73,289
Ser. 05-GG3, Class XC, IO,
0.134s, 2042	4,207,705	68,375
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4,
5.56s, 2039	191,000	186,554
Ser. 04-GG2, Class A6,
5.396s, 2038	198,000	193,432
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L,
8.57s, 2015	26,000	26,000
Ser. 98-C1, Class F, 6s, 2030	59,000	58,860
Ser. 03-C1, Class X1, IO,
0.41s, 2040	914,555	15,288
Ser. 04-C1, Class X1, IO,
0.18s, 2028	3,034,263	19,320
Ser. 05-GG4, Class XC, IO,
0.161s, 2039	4,934,011	85,767
Ser. 06-GG6, Class XC, IO,
0.045s, 2038	2,565,344	8,718
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1,
4.842s, 2035	89,226	88,071
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	44,487
Ser. 06-CB14, Class AM,
5.559s, 2044	216,000	210,313
Ser. 06-CB16, Class A4,
5.552s, 2045	207,000	202,504
Ser. 06-CB14, Class A4,
5.481s, 2044	217,000	211,575
Ser. 05-LDP2, Class AM,
4.78s, 2042	80,000	74,396
Ser. 06-CB17, Class X, IO,
0.702s, 2043	2,051,317	79,489
Ser. 06-LDP9, Class X, IO,
0.642s, 2047	3,060,714	100,912

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

Principal amount		Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 07-LDPX, Class X, IO,
0.528s, 2049	$3,479,836	$82,646
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	9,963,492	7,784
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	44,364
Ser. 06-FL2A, Class X1, IO,
0.783s, 2018	2,072,670	6,639
Ser. 05-LDP2, Class X1, IO,
0.102s, 2042	7,070,264	118,758
Ser. 05-LDP1, Class X1, IO,
0.1s, 2046	1,766,058	16,350
Ser. 05-CB12, Class X1, IO,
0.094s, 2037	3,403,362	35,097
Ser. 05-LDP3, Class X1, IO,
0.062s, 2042	6,292,213	48,421
Ser. 06-CB14, Class X1, IO,
0.046s, 2044	4,095,582	18,398
Ser. 05-LDP5, Class X1, IO,
0.043s, 2044	16,109,536	72,996
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,178
Ser. 99-C1, Class G, 6.41s, 2031	37,135	37,604
Ser. 98-C4, Class H, 5.6s, 2035	50,000	45,959
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	78,270
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.914s, 2038	1,454,721	69,099
Ser. 05-C2, Class XCL, IO,
0.153s, 2040	3,979,909	44,088
Ser. 05-C3, Class XCL, IO,
0.132s, 2040	2,634,823	55,718
Ser. 05-C5, Class XCL, IO,
0.109s, 2020	3,226,292	45,176
Ser. 05-C7, Class XCL, IO,
0.095s, 2040	3,865,916	35,401
Ser. 06-C1, Class XCL, IO,
0.081s, 2041	5,621,103	61,242
Ser. 06-C7, Class XCL, IO,
0.072s, 2038	1,057,071	17,442
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
6.27s, 2017	52,000	52,057
FRB Ser. 05-LLFA, 6.12s, 2018	20,000	19,950
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	88,497	93,478
IFB Ser. 07-5, Class 4A3,
8.16s, 2036	135,453	135,129

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Lehman Mortgage Trust
FRB Ser. 07-5, Class 4A2,
5.64s, 2037	$293,319	$290,978
IFB Ser. 06-5, Class 2A2, IO,
1.83s, 2036	370,677	17,007
IFB Ser. 07-1, Class 2A3, IO,
1.31s, 2037	1,078,186	51,714
IFB Ser. 06-9, Class 2A2, IO,
1.3s, 2037	647,142	30,552
IFB Ser. 06-5, Class 1A3, IO,
0.08s, 2036	99,872	415
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.548s, 2034	21,091	21,282
Ser. 04-13, Class 3A6, 3.786s, 2034	134,000	129,188
Ser. 06-OA1, Class X, IO,
2.086s, 2046	525,446	16,584
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	108,563	1,585
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	295,712	832
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.063s, 2049	7,934,446	115,297
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM,
5.82s, 2022	100,000	100,130
Ser. 06-1, Class X1A, IO,
1.44s, 2022	1,758,592	21,861
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.114s, 2030	31,000	32,474
FRB Ser. 05-A9, Class 3A1,
5.28s, 2035	235,103	232,752
Merrill Lynch Mortgage Trust Ser. 05-
MCP1, Class XC, IO, 0.093s, 2043	3,266,673	44,534
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO,
0.237s, 2044	1,755,973	15,365
Ser. 04-KEY2, Class XC, IO,
0.207s, 2039	850,837	18,180
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A
Ser. 06-1, Class X, IO, 0.135s, 2039	2,937,000	15,029
Ser. 07-7, Class X, IO, 0.02s, 2050	12,918,000	52,479
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.412s, 2040	121,189	36,281
Ser. 05-C3, Class X, IO,
5.556s, 2044	133,794	38,968
Ser. 06-C4, Class X, IO,
5.475s, 2016	573,000	189,625
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO,
1.705s, 2043	988,974	50,724
Ser. 05-HQ6, Class X1, IO,
0.081s, 2042	4,117,250	43,058

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

	Principal amount	Value

Morgan Stanley Capital I
Ser. 07-HQ11, Class A4,
5.447s, 2044	$818,000	$790,233
Ser. 05-HQ6, Class A4A,
4.989s, 2042	191,000	180,910
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	94,174
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	28,000	28,133
Ser. 04-RR, Class F5, 6s, 2039	100,000	87,262
Ser. 04-RR, Class F6, 6s, 2039	100,000	82,941
Ser. 05-HQ5, Class X1, IO,
0.131s, 2042	1,477,885	11,661
Morgan Stanley Mortgage Loan
Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035	223,291	222,405
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2,
Class E, 7.239s, 2030	49,000	49,734
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	191,041
Ser. 00-C2, Class J, 6.22s, 2033	49,000	49,072
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s,
2034 (Ireland)	151,000	151,000
Ser. 04-1A, Class E, 6.61s,
2034 (Ireland)	101,000	100,823
Residential Asset Securitization Trust IFB
Ser. 06-A7CB, Class 1A6, IO,
0.23s, 2036	58,284	403
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	192,600	183,034
Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 0.894s, 2036	1,236,496	58,461
Structured Adjustable Rate Mortgage
Loan Trust
Ser. 04-8, Class 1A3, 5.761s, 2034	6,834	6,905
FRB Ser. 05-18, Class 6A1,
5.251s, 2035	105,111	104,115
Ser. 05-9, Class AX, IO,
1.095s, 2035	1,177,408	16,925
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	138,350
Ser. 06-C28, Class XC, IO,
0.564s, 2048	1,424,036	37,908
Wachovia Bank Commercial
Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO,
0.415s, 2035	804,172	23,781
Ser. 05-C18, Class XC, IO,
0.108s, 2042	3,785,423	38,308
Ser. 06-C23, Class XC, IO,
0.06s, 2045	2,913,577	17,627
Ser. 06-C26, Class XC, IO,
0.045s, 2045	1,743,218	6,485

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)* continued

		Principal amount	Value

Washington Mutual 144A Ser. 06-SL1,
Class X, IO,
0.938s, 2043		$367,976	$18,931
Washington Mutual Asset
Securities Corp. 144A Ser. 05-C1A,
Class G, 5.72s, 2036		10,000	8,788
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1,
5.262s, 2036		133,124	131,491
Ser. 05-AR2, Class 2A1,
4.545s, 2035		66,867	65,579
Ser. 04-R, Class 2A1,
4.36s, 2034		69,058	67,677
Ser. 05-AR12, Class 2A5,
4.319s, 2035		965,000	936,176

Total collateralized mortgage obligations
(cost $33,149,284)			$31,618,606

CORPORATE BONDS AND NOTES (7.4%)*

		Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated, Inc. debs.
8.85s, 2030 (Canada)		$10,000	$8,400
Abitibi-Consolidated, Inc.
notes 7 3/4s, 2011
(Canada)		15,000	13,725
Abitibi-Consolidated, Inc.
notes 6s, 2013 (Canada)		30,000	24,825
AK Steel Corp. company guaranty
7 3/4s, 2012		75,000	75,000
Aleris International, Inc. 144A
sr. notes 9s, 2014		35,000	35,306
Aleris International, Inc. 144A
sr. sub. notes 10s, 2016		40,000	39,700
Algoma Acquisition Corp. 144A
unsec. notes 9 7/8s,
2015 (Canada)		20,000	19,900
ARCO Chemical Co. debs.
10 1/4s, 2010		25,000	27,000
Builders FirstSource, Inc. company
guaranty FRN 9.61s, 2012		35,000	35,438
Chaparral Steel Co. company
guaranty 10s, 2013		95,000	103,669
Clondalkin Industries BV 144A
sr. notes 8s, 2014
(Netherlands)	EUR	15,000	20,705
Compass Minerals International, Inc.
sr. notes stepped-coupon zero %
(12 3/4s, 12/15/07), 2012 ††		$50,000	51,250
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009		55,000	52,971

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Basic Materials continued
Freeport-McMoRan
Copper & Gold, Inc. sr. unsec.
bonds 8 3/8s, 2017	$105,000	$111,825
Freeport-McMoRan
Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015	20,000	20,950
Freeport-McMoRan
Copper & Gold, Inc. sr. unsec.
notes 8 1/4s, 2015	50,000	52,625
Georgia-Pacific Corp. debs.
9 1/2s, 2011	90,000	95,400
Georgia-Pacific Corp. notes
8 1/8s, 2011	30,000	30,638
Georgia-Pacific Corp.
sr. notes 8s, 2024	35,000	33,950
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)	45,000	47,475
Graphic Packaging International Corp
sr. notes 8 1/2s, 2011	50,000	51,125
Hercules, Inc. company guaranty
6 3/4s, 2029	10,000	9,700
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014	55,000	56,925
Huntsman, LLC company guaranty
11 5/8s, 2010	1,000	1,075
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	20,000	19,850
Lafarge SA notes 6 1/2s, 2016 (France)	15,000	15,349
Lubrizol Corp. (The)
sr. notes 5 1/2s, 2014	20,000	19,163
Lyondell Chemical Co. company
guaranty 8 1/4s, 2016	20,000	20,900
Lyondell Chemical Co. company
guaranty 8s, 2014	35,000	35,963
MacDermid, Inc. 144A
sr. sub. notes 9 1/2s, 2017	55,000	55,275
MDP Acquisitions PLC
sr. notes 9 5/8s, 2012 (Ireland)	8,000	8,380
Metals USA, Inc.
sec. notes 11 1/8s, 2015	45,000	49,050
Momentive Performance Materials, Inc.
144A sr. notes 9 3/4s, 2014	85,000	85,850
Mosaic Co. (The) 144A
sr. notes 7 5/8s, 2016	20,000	20,450
Mosaic Co. (The) 144A
sr. notes 7 3/8s, 2014	20,000	20,200
Nalco Co. sr. sub. notes 8 7/8s, 2013	75,000	77,813
Newmont Mining Corp.
notes 5 7/8s, 2035	30,000	26,553
NewPage Corp. company
guaranty 10s, 2012	20,000	21,600
NewPage Holding Corp.
sr. notes FRN 12.36s, 2013 ‡‡	6,934	6,865

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

		Principal amount	Value

Basic Materials continued
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		$20,000	$19,350
Novelis, Inc. company
guaranty 7 1/4s, 2015		75,000	76,969
Potash Corp. of Saskatchewan
notes 5 7/8s, 2036
(Canada)		40,000	37,626
PQ Corp. company guaranty
7 1/2s, 2013		30,000	31,800
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	55,000	77,409
Smurfit-Stone Container
Enterprises, Inc. sr. unsec 8s, 2017		$30,000	29,100
Steel Dynamics, Inc. 144A
sr. notes 6 3/4s, 2015		70,000	68,600
Stone Container Corp.
sr. notes 8 3/8s, 2012		5,000	5,006
Stone Container Finance company
guaranty 7 3/8s, 2014 (Canada)		5,000	4,800
Tube City IMS Corp. 144A
sr. sub. notes 9 3/4s, 2015		35,000	35,875
Ucar Finance, Inc. company
guaranty 10 1/4s, 2012		7,000	7,333
Verso Paper Holdings, LLC./
Verso Paper, Inc. 144A
sec. sr. notes 9 1/8s, 2014		15,000	15,488
Westvaco Corp./NY
unsec. notes 7 1/2s, 2027		10,000	10,253
Xstrata Finance Canada, Ltd.
144A company guaranty
5.8s, 2016 (Canada)		35,000	34,002
			1,956,449

Capital Goods (0.4%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016		55,000	53,488
Allied Waste North America, Inc.
company guaranty 6 7/8s, 2017		70,000	67,725
American Railcar Industries, Inc.
sr. unsec. 7 1/2s, 2014		10,000	9,950
Baldor Electric Co. company
guaranty 8 5/8s, 2017		95,000	100,463
Berry Plastics Holding Corp. company
guaranty 10 1/4s, 2016		55,000	55,000
Berry Plastics Holding Corp.
sec. notes 8 7/8s, 2014		50,000	50,625
Blount, Inc. sr. sub. notes 8 7/8s, 2012		30,000	30,300
Case New Holland, Inc. company
guaranty 9 1/4s, 2011		50,000	52,410
Crown Americas, LLC/
Crown Americas Capital Corp.
sr. notes 7 5/8s, 2013		50,000	50,500
General Cable Corp. 144A
sr. notes 7 1/8s, 2017		35,000	34,650
General Cable Corp. 144A
sr. notes FRN 7.725s, 2015		5,000	5,000

CORPORATE BONDS AND NOTES (7.4%)* continued

		Principal amount	Value

Capital Goods continued
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		$45,000	$45,338
Hawker Beechcraft Acquisition Co., LLC
144A sr. notes 8 7/8s, 2015 ‡‡		35,000	36,050
Hawker Beechcraft Acquisition Co., LLC
144A sr. notes 8 1/2s, 2015		35,000	36,138
Hawker Beechcraft Acquisition Co., LLC
144A sr. sub. notes 9 3/4s, 2017		20,000	20,900
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		35,000	33,950
K&F Acquisitions, Inc. company
guaranty 7 3/4s, 2014		55,000	58,300
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		81,000	82,924
L-3 Communications Corp. company
guaranty 6 1/8s, 2013		25,000	23,625
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		20,000	18,550
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		75,000	70,875
Legrand SA debs. 8 1/2s, 2025 (France)		140,000	163,450
Manitowoc Co., Inc. (The) company
guaranty 10 1/2s, 2012		51,000	53,678
Manitowoc Co., Inc. (The)
sr. notes 7 1/8s, 2013		25,000	25,063
Milacron Escrow Corp.
sec. notes 11 1/2s, 2011		50,000	48,375
Mueller Water Products, Inc. 144A
sr. sub. notes 7 3/8s, 2017		20,000	19,832
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	50,000	67,767
Owens-Brockway Glass
Container, Inc. sr. sec.
notes 8 3/4s, 2012		$90,000	94,050
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014		80,000	82,000
Solo Cup Co. sr. sub. notes
8 1/2s, 2014		10,000	8,750
TD Funding Corp. company
guaranty 7 3/4s, 2014		10,000	10,100
TD Funding Corp. 144A
sr. sub. notes 7 3/4s, 2014		40,000	40,400
Tekni-Plex, Inc. secd. notes
10 7/8s, 2012		40,000	44,400
Titan International, Inc. company
guaranty 8s, 2012		50,000	51,375
WCA Waste Corp. company
guaranty 9 1/4s, 2014		20,000	20,800
			1,666,801

Communication Services (0.7%)
Ameritech Capital Funding company
guaranty 6 1/4s, 2009		95,000	95,903
AT&T Corp. sr. notes 8s, 2031		30,000	35,657

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Communication Services continued
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	$110,000	$137,128
Bellsouth Capital Funding unsecd.
notes 7 7/8s, 2030	135,000	152,419
Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013	30,000	32,175
Centennial Communications Corp.
sr. notes 10s, 2013	45,000	48,263
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013	95,000	97,375
Citizens Communications Co.
notes 9 1/4s, 2011	105,000	113,400
Cricket Communications, Inc. company
guaranty 9 3/8s, 2014	30,000	30,975
Dobson Communications Corp.
sr. notes 8 7/8s, 2013	75,000	78,375
Inmarsat Finance PLC company
guaranty 7 5/8s, 2012
(United Kingdom)	33,000	34,114
Inmarsat Finance PLC company
guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012
(United Kingdom) ††	41,000	39,104
Intelsat Bermuda, Ltd. company
guaranty FRN 8.876s, 2015 (Bermuda)	25,000	25,531
Intelsat Bermuda, Ltd.
sr. unsec. 11 1/4s, 2016 (Bermuda)	105,000	118,125
Intelsat Intermediate Holding Co., Ltd.
company guaranty stepped-coupon
zero % (9 1/4s, 2/1/10),
2015 (Bermuda) ††	10,000	8,225
iPCS, Inc. 144A sec. FRN 7.48s, 2013	15,000	15,019
Level 3 Financing, Inc. company
guaranty 12 1/4s, 2013	20,000	22,950
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	55,000	55,550
Level 3 Financing, Inc. 144A
sr. notes 8 3/4s, 2017	25,000	24,719
MetroPCS Wireless, Inc. 144A
sr. notes 9 1/4s, 2014	40,000	41,300
MetroPCS Wireless, Inc. 144A
sr. notes 9 1/4s, 2014	10,000	10,325
Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013	25,000	24,813
Nextel Communications, Inc.
sr. notes Ser. F, 5.95s, 2014	155,000	147,630
Nordic Telephone Co. Holdings ApS
144A sr. notes 8 7/8s, 2016 (Denmark)	75,000	79,500
PAETEC Holding Corp. 144A
sr. notes 9 1/2s, 2015	20,000	20,000
PanAmSat Corp. company
guaranty 9s, 2014	20,000	20,850

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Communication Services continued
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	$30,000	$30,375
Qwest Corp. debs. 7 1/4s, 2025	25,000	24,938
Qwest Corp. notes 8 7/8s, 2012	130,000	140,075
Rogers Wireless, Inc.
sec. notes 6 3/8s, 2014 (Canada)	40,000	40,427
Rural Cellular Corp.
sr. notes 9 7/8s, 2010	5,000	5,225
Rural Cellular Corp. 144A
sr. sub. notes FRN 8.36s, 2013	25,000	24,875
Sprint Capital Corp. company
guaranty 6.9s, 2019	30,000	29,698
Sprint Capital Corp. company
guaranty 6 7/8s, 2028	95,000	90,427
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	20,000	19,100
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	20,000	20,668
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	20,000	19,057
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	50,000	46,493
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	75,000	77,881
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	40,000	39,900
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	5,000	5,811
Telus Corp. notes 8s, 2011 (Canada)	50,000	53,468
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014	35,000	37,100
Verizon Communications, Inc.
sr. unsec. bond 6 1/4s, 2037	155,000	149,455
Verizon Communications, Inc.
sr. unsec. bond 5 1/2s, 2017	65,000	62,646
Verizon New England, Inc.
sr. notes 6 1/2s, 2011	50,000	51,319
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	49,858
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	45,000	51,757
Verizon Virginia Inc. debs.
Ser. A, 4 5/8s, 2013	30,000	28,115
West Corp. company
guaranty 11s, 2016	15,000	15,675
West Corp. company
guaranty 9 1/2s, 2014	25,000	25,625
Windstream Corp. company
guaranty 8 5/8s, 2016	65,000	68,738
Windstream Corp. company
guaranty 8 1/8s, 2013	35,000	36,575
		2,754,706

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Consumer Cyclicals (1.0%)
American Axle & Manufacturing, Inc.
company guaranty 7 7/8s, 2017	$40,000	$39,300
American Media, Inc. company
guaranty 8 7/8s, 2011	10,000	9,500
American Media, Inc. company
guaranty Ser. B, 10 1/4s, 2009	45,000	42,975
ArvinMeritor, Inc.
sr. unsec. notes 8 1/8s, 2015	30,000	29,063
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	50,000	52,250
Autonation, Inc. company
guaranty 7s, 2014	10,000	9,875
Autonation, Inc. company
guaranty FRN 7.356s, 2013	10,000	9,975
Beazer Homes USA, Inc. company
guaranty 6 7/8s, 2015	35,000	30,100
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	45,000	45,563
Boyd Gaming Corp.
sr. sub. notes 7 3/4s, 2012	75,000	76,875
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	45,000	43,650
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	56,690	56,265
Cenveo Corp.,
sr. sub. notes 7 7/8s, 2013	18,000	17,640
Corrections Corporation of America
sr. notes 7 1/2s, 2011	35,000	35,481
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	31,108
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	28,542
DaimlerChrysler NA Holding Corp.
company guaranty 8s, 2010	110,000	116,994
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	5,000	5,145
DaimlerChrysler NA Holding Corp.
notes Ser. MTN, 5 3/4s, 2011	50,000	50,069
Dana Corp. notes 5.85s, 2015	55,000	52,800
Dex Media, Inc. notes 8s, 2013	10,000	10,150
Ford Motor Co. notes 7.45s, 2031	80,000	63,900
Ford Motor Credit Corp. bonds
7 3/8s, 2011	20,000	19,539
Ford Motor Credit Corp.
notes 7 7/8s, 2010	105,000	104,980
Ford Motor Credit Corp.
notes 7 3/8s, 2009	20,000	19,853
Ford Motor Credit Corp.
notes 6 3/8s, 2008	45,000	44,549
Ford Motor Credit Corp.
sr. notes 9 7/8s, 2011	185,000	194,332
General Motors Corp. debs. 9.4s, 2021	10,000	9,775
General Motors Corp. notes 7.2s, 2011	175,000	168,219
Goodyear Tire & Rubber Co. (The)
notes 7.857s, 2011	4,000	4,080

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Consumer Cyclicals continued
Hanesbrands, Inc. company guaranty
FRN Ser. B, 8.784s, 2014	$40,000	$40,600
Hilton Hotels Corp. notes 7 5/8s, 2012	25,000	25,844
Host Marriott LP
sr. notes Ser. M, 7s, 2012 (R)	100,000	100,125
iPayment, Inc. company
guaranty 9 3/4s, 2014	15,000	15,000
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	54,152
JC Penney Co., Inc.
sr. notes 6 3/8s, 2036	50,000	47,615
Jostens IH Corp. company
guaranty 7 5/8s, 2012	60,000	59,700
K. Hovnanian Enterprises, Inc. company
guaranty 8 7/8s, 2012	15,000	13,800
Lamar Media Corp. company
guaranty 7 1/4s, 2013	55,000	54,863
Lamar Media Corp. company
guaranty Ser. B, 6 5/8s, 2015	15,000	14,213
Levi Strauss & Co.
sr. notes 9 3/4s, 2015	50,000	53,500
Levi Strauss & Co.
sr. notes 8 7/8s, 2016	30,000	30,750
Marriott International, Inc.
notes 6 3/8s, 2017	85,000	85,311
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	55,000	49,225
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	15,000	15,694
MGM Mirage, Inc.
sr. notes 6 3/4s, 2012	95,000	90,725
Michaels Stores, Inc. 144A
sr. sub. notes 11 3/8s, 2016	45,000	47,025
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	30,000	29,700
Movie Gallery, Inc.
sr. unsecd. notes 11s, 2012	15,000	9,900
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015	100,000	107,000
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	45,000	32,625
Office Depot, Inc. notes 6 1/4s, 2013	25,000	25,013
Omnicom Group, Inc.
sr. notes 5.9s, 2016	30,000	29,634
Park Place Entertainment Corp.
sr. notes 7s, 2013	45,000	47,138
Pinnacle Entertainment Inc. 144A
sr. sub. notes 7 1/2s, 2015	35,000	33,775
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	45,000	46,350
PRIMEDIA, Inc. sr. notes 8s, 2013	35,000	36,838
R.H. Donnelley Corp.
sr. disc. notes Ser. A-1, 6 7/8s, 2013	15,000	14,213
R.H. Donnelley Corp.
sr. disc. notes Ser. A-2, 6 7/8s, 2013	25,000	23,688

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Consumer Cyclicals continued
R.H. Donnelley Corp.
sr. notes Ser. A-3, 8 7/8s, 2016	$35,000	$36,400
Reader’s Digest Association, Inc. (The)
144A sr. sub. notes 9s, 2017	35,000	32,725
Scientific Games Corp. company
guaranty 6 1/4s, 2012	50,000	48,063
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	60,000	61,500
Standard Pacific Corp.
sr. notes 6 1/2s, 2008	35,000	34,300
Station Casinos, Inc.
sr. notes 6s, 2012	90,000	84,600
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	25,000	25,750
Tenneco Automotive, Inc.
sec. notes Ser. B, 10 1/4s, 2013	5,000	5,375
Texas Industries, Inc. sr. unsecd.
notes 7 1/4s, 2013	50,000	50,125
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	75,000	71,438
Travelport LLC company
guaranty 9 7/8s, 2014	35,000	37,100
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	100,000	99,250
UCI Holdco, Inc. 144A
sr. notes FRN 12.355s, 2013 ‡‡	47,743	48,459
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	40,000	39,800
United Components, Inc.
sr. sub. notes 9 3/8s, 2013	15,000	15,488
Vertis, Inc. company
guaranty Ser. B, 10 7/8s, 2009	110,000	107,800
Vertis, Inc. 144A sub. notes
13 1/2s, 2009	5,000	4,000
Wimar Opco, LLC. 144A
sr. sub. notes 9 5/8s, 2014	110,000	105,875
Wyndham Worldwide Corp.
sr. unsec. 6s, 2016	40,000	38,579
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	85,000	81,919
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015	30,000	29,100
		3,714,209

Consumer Staples (1.1%)
Adelphia Communications Corp.
escrow zero %, 2010	55,000	17,050
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	35,000	37,800
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	55,000	58,713
Affinity Group, Inc.
sr. sub. notes 9s, 2012	55,000	58,575

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Consumer Staples continued
AMC Entertainment, Inc. company
guaranty 11s, 2016	$60,000	$66,300
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	35,000	34,300
ARAMARK Corp. 144A
sr. notes 8 1/2s, 2015	50,000	50,875
Avis Budget Car Rental, LLC company
guaranty 7 3/4s, 2016	30,000	30,600
Avis Budget Car Rental, LLC company
guaranty 7 5/8s, 2014	20,000	20,200
Buffets, Inc. company guaranty
12 1/2s, 2014	55,000	52,663
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	61,864
CCH I, LLC/Capital Corp.
sec. notes 11s, 2015	153,000	159,694
CCH II, LLC/Capital Corp.
sr. notes Ser. B, 10 1/4s, 2010	76,000	79,325
CCH, LLC/Capital Corp.
sr. notes 10 1/4s, 2010	69,000	72,105
Chiquita Brands International, Inc.
sr. notes 8 7/8s, 2015	5,000	4,719
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	35,000	31,631
Church & Dwight Co., Inc. company
guaranty 6s, 2012	40,000	38,350
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	105,000	95,550
Cox Communications, Inc.
notes 7 1/8s, 2012	70,000	73,953
Cox Communications, Inc. 144A
bonds 6.45s, 2036	50,000	48,089
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	45,000	44,077
Cox Enterprises, Inc. 144A
notes 7 7/8s, 2010	35,000	36,907
CSC Holdings, Inc. debs.
Ser. B, 8 1/8s, 2009	125,000	127,500
CSC Holdings, Inc. sr. notes
6 3/4s, 2012	5,000	4,750
CSC Holdings, Inc. sr. notes
Ser. B, 7 5/8s, 2011	5,000	4,963
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037	100,000	98,433
CVS Caremark Corp. 144A
pass-through certificates 6.117s, 2013	98,014	98,916
Dean Foods Co. company
guaranty 7s, 2016	25,000	23,875
Dean Foods Co. sr. notes 8.15s, 2007	55,000	55,000
Del Monte Corp. company guaranty
6 3/4s, 2015	70,000	66,675
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	10,000	10,325

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Consumer Staples continued
Delhaize Group 144A notes 6 1/2s,
2017 (Belgium)	$35,000	$35,166
Diageo PLC company
guaranty 8s, 2022	40,000	46,791
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	80,000	75,200
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	41,895
Echostar DBS Corp. company
guaranty 7s, 2013	35,000	34,475
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	5,000	4,775
Echostar DBS Corp. sr. notes
6 3/8s, 2011	145,000	142,100
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	55,000	55,413
Estee Lauder Cos Inc. (The)
sr. unsec. 6s, 2037	65,000	62,132
Estee Lauder Cos Inc. (The)
sr. unsec. 5.55s, 2017	15,000	14,621
Hertz Corp. company guaranty
8 7/8s, 2014	65,000	67,763
Idearc, Inc. company guaranty
8s, 2016	120,000	121,200
Interpublic Group of Companies, Inc.
notes 6 1/4s, 2014	45,000	41,288
Ion Media Networks, Inc. 144A
sr. sec. notes FRN 11.606s, 2013	20,000	20,700
Ion Media Networks, Inc. 144A
sr. sec. notes FRN 8.606s, 2012	20,000	20,250
Jarden Corp. company guaranty
7 1/2s, 2017	35,000	34,563
Liberty Media Corp. debs.
8 1/4s, 2030	50,000	48,491
LIN Television Corp. company
guaranty Ser. B, 6 1/2s, 2013	15,000	14,663
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	50,000	54,872
News America Holdings, Inc.
debs. 7 3/4s, 2045	165,000	180,969
Nielsen Finance LLC/
Nielsen Finance Co. 144A
sr. disc. notes stepped-coupon
zero % (12 1/2s, 8/2/11), 2016 ††	25,000	17,625
Nielsen Finance LLC/
Nielsen Finance Co. 144A
sr. notes 10s, 2014	35,000	37,013
Nutro Products, Inc. 144A sr. notes
FRN 9.37s, 2013	25,000	26,390
OSI Restaurant Partners, Inc.
144A sr. notes 10s, 2015	20,000	19,100
Pilgrim’s Pride Corp.
sr. unsec 7 5/8s, 2015	39,000	39,000
Pinnacle Foods Finance LLC 144A
sr. notes 9 1/4s, 2015	20,000	19,300

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value
Consumer Staples continued
Pinnacle Foods Finance LLC 144A
sr. sub. notes 10 5/8s, 2017	$20,000	$19,250
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	50,000	51,375
Playtex Products, Inc. company
guaranty 8s, 2011	15,000	15,450
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	45,000	46,125
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	55,000	57,200
Rental Services Corp. 144A bonds
9 1/2s, 2014	40,000	40,800
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	55,000	57,090
Rite Aid Corp. company
guaranty 9 3/8s, 2015	40,000	38,400
Rite Aid Corp. secd.
notes 7 1/2s, 2017	40,000	38,600
Sirius Satellite Radio, Inc. sr. unsecd.
notes 9 5/8s, 2013	40,000	39,200
Spectrum Brands, Inc. company
guaranty 11 1/4s, 2013 ‡‡	30,000	27,900
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	60,000	48,225
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	41,000
Swift & Co. company guaranty
10 1/8s, 2009	15,000	15,557
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	215,000	239,660
TCI Communications, Inc.
debs. 9.8s, 2012	20,000	23,085
TCI Communications, Inc.
debs. 7 7/8s, 2013	70,000	76,704
Time Warner Cable, Inc. 144A
sr. unsec. 6.55s, 2037	50,000	48,209
Time Warner Cable, Inc. 144A
sr. unsec. 5.85s, 2017	30,000	29,135
Time Warner, Inc. company
guaranty 6 1/2s, 2036	20,000	18,989
Time Warner, Inc. company
guaranty 5 7/8s, 2016	20,000	19,452
Time Warner, Inc. debs. 9.15s, 2023	40,000	48,362
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	149,330
United Rentals NA, Inc.
sr. sub. notes 7s, 2014	75,000	73,125
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	60,000	61,350
Univision Communications, Inc. 144A
sr. notes 9 3/4s, 2015 ‡‡	30,000	29,625
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	29,957
Young Broadcasting, Inc. company
guaranty 10s, 2011	30,000	29,850
		4,352,537

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Energy (0.6%)
Anadarko Petroleum Corp.
sr. notes 6.45s, 2036	$65,000	$62,349
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	35,000	34,187
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	115,000	110,400
Bluewater Finance, Ltd. company
guaranty 10 1/4s, 2012
(Cayman Islands)	25,000	26,063
Chaparral Energy, Inc. 144A
sr. notes 8 7/8s, 2017	40,000	39,500
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	110,000	111,925
Chesapeake Energy Corp.
sr. unsecd. notes 7 5/8s, 2013	45,000	46,125
Complete Production Services, Inc.
144A sr. notes 8s, 2016	60,000	60,600
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	70,000	69,125
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	40,000	38,200
Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	40,000	39,900
Encore Acquisition Co.
sr. sub. notes 6s, 2015	89,000	78,543
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	35,000	33,740
Enterprise Products Operating LP
company guaranty FRN 8 3/8s, 2066	85,000	90,717
Forest Oil Corp. sr. notes 8s, 2011	65,000	66,950
Hanover Compressor Co.
sr. notes 9s, 2014	65,000	68,738
Harvest Operations Corp.
sr. notes 7 7/8s, 2011 (Canada)	45,000	44,156
Hess Corp. bonds 7 7/8s, 2029	55,000	61,995
Hilcorp Energy I LP/Hilcorp Finance Co.
144A sr. notes 9s, 2016	15,000	15,525
Inergy LP/Inergy Finance Corp.
sr. notes 6 7/8s, 2014	85,000	80,538
Kerr-McGee Corp.
sec. notes 6.95s, 2024	50,000	51,875
Massey Energy Co.
sr. notes 6 5/8s, 2010	45,000	44,325
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	25,000	24,486
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	30,000	28,800
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	40,000	38,600
Nexen, Inc. bonds 6.4s, 2037 (Canada)	75,000	71,704
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	50,000	47,125
OPTI Canada, Inc. 144A company
guaranty 8 1/4s, 2014 (Canada)	40,000	40,600

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Energy continued
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	$20,000	$20,400
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	140,000	130,200
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	95,000	100,463
Plains Exploration & Production Co.
company guaranty 7s, 2017	40,000	37,900
Pogo Producing Co.
sr. sub. notes 7 7/8s, 2013	20,000	20,400
Pogo Producing Co.
sr. sub. notes 6 7/8s, 2017	40,000	39,700
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	80,000	82,482
Pride International, Inc.
sr. notes 7 3/8s, 2014	60,000	60,150
Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	30,000	28,950
Sabine Pass LNG LP 144A
sec. notes 7 1/2s, 2016	100,000	99,500
Stallion Oilfield Services/
Stallion Oilfield Finance Corp. 144A
sr. unsec. notes 9 3/4s, 2015	45,000	46,350
Sunoco, Inc. notes 4 7/8s, 2014	30,000	27,934
Targa Resources, Inc. 144A company
guaranty 8 1/2s, 2013	30,000	30,450
Tesoro Corp. 144A
sr. notes 6 1/2s, 2017	60,000	57,900
Valero Energy Corp.
sr. notes 6 5/8s, 2037	25,000	24,885
Valero Energy Corp.
sr. notes 6 1/8s, 2017	25,000	24,919
Valero Energy Corp.
sr. unsecd. notes 7 1/2s, 2032	35,000	38,222
Weatherford International, Inc. 144A
company guaranty 6.8s, 2037	15,000	15,270
Weatherford International, Inc. 144A
company guaranty 6.35s, 2017	25,000	25,330
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	40,000	38,682
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	20,000	19,114
Whiting Petroleum Corp. company
guaranty 7s, 2014	30,000	28,200
		2,524,192

Financial (1.3%)
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	125,000	117,298
Ameriprise Financial, Inc.
jr. sub. FRN 7.518s, 2066	80,000	83,322
Amvescap PLC company guaranty
5 5/8s, 2012 (United Kingdom)	30,000	29,559

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Financial continued
Bank of America NA
sub. notes 5.3s, 2017	$250,000	$238,721
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	50,000	45,471
Block Financial Corp.
notes 5 1/8s, 2014	35,000	32,240
Bosphorus Financial Services, Ltd.
144A sec. FRN 7.16s, 2012
(Cayman Islands)	100,000	101,010
Brandywine Operating Partnership LP
sr. unsec. 5.7s, 2017 (R)	50,000	48,419
Camden Property Trust
notes 5.7s, 2017 (R)	45,000	43,546
Capital One Capital III company
guaranty 7.686s, 2036	85,000	87,541
Chubb Corp. (The) sr. notes 6s, 2037	15,000	14,297
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	177,824
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,274
CIT Group, Inc. sr. notes 5s, 2014	190,000	178,205
Citigroup, Inc. sub. notes 5s, 2014	20,000	19,025
CNA Financial Corp. unsecd.
notes 6 1/2s, 2016	35,000	35,286
CNA Financial Corp. unsecd.
notes 6s, 2011	35,000	35,115
Colonial Properties Trust
notes 6 1/4s, 2014 (R)	35,000	35,477
Countrywide Capital III company
guaranty Ser. B, 8.05s, 2027	45,000	48,359
Countrywide Financial Corp. FRN Ser.
MTN, 5.78s, 2012	125,000	124,997
Credit Suisse Guernsey Ltd. jr. sub.
FRN 5.86s, 2049 (Guernsey)	84,000	80,931
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	55,000	52,365
Developers Diversified Realty Corp.
unsecd. notes 5 3/8s, 2012 (R)	20,000	19,599
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	100,000	115,176
E*Trade Financial Corp.
sr. unsec. notes 8s, 2011	55,000	56,375
Equity One, Inc.
notes 5 3/8s, 2015 (R)	35,000	33,162
ERP Operating LP
notes 5 3/4s, 2017 (R)	50,000	49,018
Finova Group, Inc. notes 7 1/2s, 2009	59,999	13,050
Fleet Capital Trust V bank guaranty
FRN 6.35s, 2028	50,000	50,174
Fund American Cos., Inc.
notes 5 7/8s, 2013	65,000	63,163
GATX Financial Corp.
notes 5.8s, 2016	25,000	23,925
General Motors Acceptance Corp.
bonds 8s, 2031	40,000	40,903

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Financial continued
General Motors Acceptance Corp.
FRN 6.306s, 2007	$85,000	$85,002
General Motors Acceptance Corp.
notes 7 3/4s, 2010	40,000	40,493
General Motors Acceptance Corp.
notes 7s, 2012	55,000	54,197
General Motors Acceptance Corp.
notes 6 7/8s, 2012	95,000	92,846
General Motors Acceptance Corp.
notes 6 7/8s, 2011	125,000	122,957
General Motors Acceptance Corp.
notes 6 3/4s, 2014	135,000	129,284
General Motors Acceptance Corp.
notes FRN 7.56s, 2014	40,000	40,404
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009	25,000	24,638
GMAC LLC unsub. notes 6 5/8s, 2012	10,000	9,703
GMAC LLC unsub. notes FRN
6.61s, 2009	170,000	169,993
Health Care REIT, Inc. sr. notes 6s,
2013 (R)	20,000	19,884
Highwood Properties, Inc.
144A bonds 5.85s, 2017 (R)	60,000	58,034
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	35,000	36,098
HRPT Properties Trust bonds
5 3/4s, 2014 (R)	25,000	24,628
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	25,000	25,150
HSBC Finance Capital Trust IX FRN
5.911s, 2035	200,000	193,642
HUB International Holdings, Inc.
144A sr. notes 9s, 2014	10,000	9,800
HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	10,000	9,625
ILFC E-Capital Trust II 144A
FRB 6 1/4s, 2065	110,000	107,287
iStar Financial, Inc.
sr. unsecd. notes 5 7/8s, 2016 (R)	80,000	77,017
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	130,000	131,403
JPMorgan Chase Capital XX
jr. sub. bond Ser. T, 6.55s, 2036	55,000	52,865
Kimco Realty Corp. sr. sub. notes
5.7s, 2017 (R)	35,000	34,022
Lehman Brothers Holdings, Inc.
sub. notes 5 3/4s, 2017	5,000	4,858
Leucadia National Corp. 144A
sr. notes 7 1/8s, 2017	30,000	29,100
Liberty Mutual Insurance 144A
notes 7.697s, 2097	100,000	97,291
Lincoln National Corp. FRB 7s, 2066	60,000	61,565
Loews Corp. notes 5 1/4s, 2016	25,000	23,954
MetLife, Inc. jr. sub. FRN 6.4s, 2036	80,000	74,108

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Financial continued
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	$25,000	$24,367
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	30,000	30,486
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	45,000	53,138
Nuveen Investments, Inc.
sr. notes 5 1/2s, 2015	25,000	20,352
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	60,000	60,715
PNC Bank NA notes 4 7/8s, 2017	50,000	46,115
ProLogis Trust sr. notes 5 3/4s,
2016 (R)	45,000	44,386
Prudential Holdings LLC
144A bonds 8.695s, 2023	100,000	120,790
RBS Capital Trust IV company
guaranty FRN 6.16s, 2049	90,000	91,395
Realogy Corp. 144A
sr. notes 10 1/2s, 2014 (R)	120,000	114,300
Regency Centers LP
sr. unsec. 5 7/8s, 2017 (R)	40,000	39,336
Rouse Co LP/TRC Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	30,000	29,973
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	30,737
Safeco Capital Trust I company
guaranty 8.072s, 2037	65,000	67,693
Simon Property Group LP
unsub. bonds 5 3/4s, 2015 (R)	35,000	34,631
SLM Corp. notes Ser.
MTNA, 4 1/2s, 2010	75,000	69,346
Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	35,000	34,149
Travelers Cos., Inc. (The)
sr. unsecd. notes 6 1/4s, 2037	45,000	43,800
UBS AG/Jersey Branch FRN
8.36s, 2008 (Jersey)	135,000	137,025
Unitrin, Inc. sr. notes 6s, 2017	45,000	43,621
USI Holdings Corp. 144A sr. notes
FRN 9.23s, 2014	5,000	4,975
Washington Mutual Capital Trust I
sr. notes 5s, 2012	50,000	48,207
Westfield Group sr. notes 5.7s, 2016
(Australia)	40,000	39,307
Westpac Capital Trust III 144A sub.
notes FRN 5.819s, 2049 (Australia)	60,000	59,374
Willis Group North America, Inc.
company guaranty 6.2s, 2017	45,000	44,239
		5,275,132

Health Care (0.4%)
Accellent, Inc. company
guaranty 10 1/2s, 2013	15,000	14,888
Bayer Corp. 144A FRB 6.2s, 2008	45,000	45,120

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Health Care continued
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	$20,000	$20,874
Community Health Systems, Inc. 144A
sr. notes 8 7/8s, 2015	95,000	96,306
DaVita, Inc. company guaranty
6 5/8s, 2013	55,000	53,694
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011
(Ireland)	40,000	40,100
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	133,980
HCA, Inc. 144A sec. notes 9 1/4s, 2016	75,000	79,875
HCA, Inc. 144A sec.
sr. notes 9 5/8s, 2016 ‡‡	60,000	64,500
Healthsouth Corp. company
guaranty 10 3/4s, 2016	25,000	27,125
Hospira, Inc. sr. notes 6.05s, 2017	30,000	29,542
Hospira, Inc. sr. notes 5.55s, 2012	45,000	44,608
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	10,000	9,500
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	70,000	65,188
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	45,000	44,494
Select Medical Corp. company
guaranty 7 5/8s, 2015	55,000	49,225
Service Corporation International
sr. notes 6 3/4s, 2016	80,000	75,800
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	60,000	57,750
Sun Healthcare Group, Inc. 144A
sr. sub. notes 9 1/8s, 2015	35,000	36,400
Surgical Care Affiliates, Inc. 144A
sr. notes 8 7/8s, 2015 ‡‡	15,000	14,925
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	14,925
Tenet Healthcare Corp.
notes 7 3/8s, 2013	65,000	58,744
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	55,000	52,250
US Oncology Holdings, Inc. 144A
sr. unsec. notes FRN 9.797s, 2012 ‡‡	20,000	19,650
US Oncology, Inc. company
guaranty 9s, 2012	40,000	41,200
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	50,000	49,500
Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 (R)	50,000	54,625
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	25,000	24,688
Wyeth notes 5.95s, 2037	80,000	76,455
		1,395,931

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Other (0.1%)
Dow Jones CDX NA HY
pass-through certificates
Ser. 5-T1, 8 3/4s, 2010	$384,000	$407,040

Technology (0.3%)
Activant Solutions, Inc.
company guaranty 9 1/2s, 2016	15,000	14,738
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	58,000	54,665
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	58,000	55,825
Amkor Technologies, Inc.
sr. unsecd. notes 9 1/4s, 2016	5,000	5,150
Arrow Electronics, Inc. debs.
7 1/2s, 2027	35,000	36,353
Avnet, Inc. notes 6s, 2015	35,000	33,731
Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	20,000	19,400
Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	20,000	18,700
Compucom Systems, Inc. 144A
sr. notes 12s, 2014	35,000	37,625
Electronic Data Systems Corp.
sec. sr. notes Ser. B, 6 1/2s, 2013	75,000	74,126
Freescale Semiconductor, Inc. 144A
sr. notes 9 1/8s, 2014 ‡‡	45,000	42,300
Freescale Semiconductor, Inc. 144A
sr. notes 8 7/8s, 2014	90,000	85,950
Freescale Semiconductor, Inc. 144A
sr. sub. notes 10 1/8s, 2016	45,000	42,300
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	15,000	15,450
Iron Mountain, Inc. sr. sub. notes
8 1/4s, 2011	80,000	80,000
Lucent Technologies, Inc.
debs. 6.45s, 2029	80,000	69,600
Nortel Networks, Ltd. 144A
company guaranty 10 3/4s,
2016 (Canada)	15,000	16,575
Nortel Networks, Ltd. 144A
company guaranty FRN
9.606s, 2011 (Canada)	40,000	42,550
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014 (Netherlands)	75,000	73,875
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	15,000	15,150
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)	20,000	19,172
Solectron Global Finance Corp.
company guaranty 8s, 2016	25,000	26,750
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	34,000	35,955
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	88,000	90,090

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Technology continued
Unisys Corp. sr. notes 8s, 2012	$30,000	$29,175
Xerox Corp. sr. notes 6 7/8s, 2011	45,000	46,690
Xerox Corp. sr. notes 6.4s, 2016	60,000	60,370
Xerox Corp. unsec. sr. notes
6 3/4s, 2017	15,000	15,387
		1,157,652

Transportation (0.1%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	10,000	9,975
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	25,000	26,438
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	13,647	14,005
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	77,942	79,306
Continental Airlines, Inc. pass-through
certificates Ser. A, 5.983s, 2022	25,000	24,250
Delta Air Lines, Inc. 8.3s, 2029	40,000	2,800
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	95,047	101,106
Northwest Airlines, Inc. 10s, 2009	35,000	4,506
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	20,000	20,052
United AirLines, Inc. pass-through
certificates 6.636s, 2022	40,000	40,000
		322,438

Utilities & Power (0.9%)
AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	40,000	39,227
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	115,000	121,613
Appalachian Power Co.
sr. notes 5.8s, 2035	25,000	23,040
Arizona Public Services Co.
notes 6 1/2s, 2012	50,000	51,201
Atmos Energy Corp.
sr. unsub. 6.35s, 2017	55,000	55,461
Beaver Valley II Funding debs. 9s, 2017	64,000	71,326
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	85,000	83,378
CenterPoint Energy Houston
Electric, LLC general ref. mtge.
Ser. M2, 5 3/4s, 2014	5,000	4,937
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	50,000	53,332
Cleveland Electric Illuminating Co. (The)
sr. unsec. bond 5.95s, 2036	135,000	124,432
Cleveland Electric Illuminating Co. (The)
144A sr. notes Ser. D, 7.88s, 2017	25,000	28,297
CMS Energy Corp.
sr. notes 7 1/2s, 2009	55,000	56,538

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Utilities & Power continued
Colorado Interstate Gas Co.
debs. 6.85s, 2037	$10,000	$10,021
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	70,000	64,706
Consolidated Natural Gas Co.
sr. notes 5s, 2014	45,000	42,505
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	40,000	38,793
Dominion Resources, Inc.
jr. sub. notes FRN 6.3s, 2066	125,000	125,721
Dynegy Holdings, Inc.
sr. unsec. notes 8 3/8s, 2016	45,000	43,988
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	40,000	41,350
Edison Mission Energy
sr. unsec. notes 7 3/4s, 2016	15,000	14,925
Edison Mission Energy
sr. unsec. notes 7 1/2s, 2013	20,000	19,800
Edison Mission Energy 144A
sr. notes 7.2s, 2019	35,000	32,900
Edison Mission Energy 144A
sr. notes 7s, 2017	25,000	23,563
El Paso Corp. sr. notes
Ser. MTN, 7 3/4s, 2032	35,000	35,256
El Paso Natural Gas Co. 144A
sr. unsec. bond 5.95s, 2017	10,000	9,686
Enbridge Energy Partners LP
sr. unsec. notes 5 7/8s, 2016	40,000	39,065
Entergy Gulf States, Inc.
1st mtge. 5 1/4s, 2015	45,000	41,914
Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	65,000	61,588
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	25,000	25,479
Ipalco Enterprises, Inc. sec. notes
8 3/8s, 2008	20,000	20,450
ITC Holdings Corp. 144A notes
5 7/8s, 2016	50,000	48,745
Kansas Gas & Electric bonds
5.647s, 2021	20,000	19,209
Kinder Morgan, Inc. notes 6s, 2017	35,000	34,289
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	30,000	29,829
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	110,000	106,271
Mirant North America, LLC company
guaranty 7 3/8s, 2013	80,000	81,800
National Fuel Gas Co.
notes 5 1/4s, 2013	30,000	29,179
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	25,000	24,421
Northwestern Corp. sec. notes
5 7/8s, 2014	50,000	48,522

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value

Utilities & Power continued
NRG Energy, Inc. company guaranty
7 3/8s, 2017	$20,000	$20,050
NRG Energy, Inc.
sr. notes 7 3/8s, 2016	130,000	130,325
Oncor Electric Delivery Co.
debs. 7s, 2022	25,000	26,110
Oncor Electric Delivery Co.
sec. notes 7 1/4s, 2033	45,000	48,744
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	45,000	41,985
PacifiCorp Sinking Fund 1st mtge.
5.45s, 2013	5,000	4,926
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	50,000	49,344
Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	69,097	69,820
PPL Energy Supply LLC bonds
Ser. A, 5.7s, 2015	30,000	28,971
Progress Energy, Inc. sr. unsecd.
notes 5 5/8s, 2016	45,000	44,076
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	45,000	47,662
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	45,000	46,110
Public Service Co. of New Mexico
sr. notes 4.4s, 2008	25,000	24,657
Puget Sound Energy, Inc.
jr. sub. FRN Ser. A, 6.974s, 2067	70,000	69,204
Sierra Pacific Power Co. general ref.
mtge. Ser. P, 6 3/4s, 2037	115,000	115,920
Sierra Pacific Resources sr. notes
8 5/8s, 2014	25,000	26,833
Southern California Edison Co.
notes 6.65s, 2029	55,000	57,704
Southern California Edison Co.
06-E 1st mtge. 5.55s, 2037	45,000	41,555
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	25,000	24,304
Spectra Energy Capital, LLC
sr. notes 8s, 2019	45,000	50,007
Teco Energy, Inc. notes 7.2s, 2011	135,000	139,905
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	5,100
Tennessee Gas Pipeline Co.
unsec. notes 7 1/2s, 2017	10,000	10,760
TEPPCO Partners LP company
guaranty FRB 7s, 2067	35,000	33,469
TransAlta Corp. notes 5 3/4s, 2013
(Canada)	30,000	29,267
TransCanada Pipelines, Ltd.
jr. sub. FRN 6.35s, 2067 (Canada)	30,000	28,841
TXU Corp. sr. notes
Ser. P, 5.55s, 2014	85,000	72,159
TXU Energy Co. 144A sr. unsec.
FRN 5.86s, 2008	170,000	169,994

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (7.4%)* continued

	Principal amount	Value
Utilities & Power continued
Westar Energy, Inc. 1st mtge.
5.15s, 2017	$5,000	$4,650
Westar Energy, Inc. 1st mtge.
5.1s, 2020	35,000	31,491
Williams Cos., Inc. (The)
notes 7 5/8s, 2019	75,000	79,125
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	10,000	10,025
Williams Partners LP/ Williams Partners
Finance Corp. company guaranty
7 1/4s, 2017	15,000	15,075
		3,424,925

Total corporate bonds and notes (cost $29,295,008)		$28,952,012

ASSET-BACKED SECURITIES (2.3%)*

	Principal amount	Value

Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	$3,442	$3,280
Ser. 04-6N, Class Note,
4 3/4s, 2035	3,107	2,957
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 5.73s, 2029	144,376	144,798
American Express Credit Account
Master Trust 144A Ser. 04-C,
Class C, 5.82s, 2012	104,423	104,653
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
7.82s, 2036	54,000	42,660
Asset Backed Funding Certificates
144A FRB Ser. 06-OPT3,
Class B, 7.82s, 2036	25,000	17,171
Asset Backed Funding Corp.
NIM Trust 144A FRB
Ser. 05-OPT1, Class B1, 7.82s, 2035	25,000	17,930
Asset Backed Securities Corp.
Home Equity Loan Trust FRB Ser.
05-HE1, Class A3, 5.61s, 2035	1,105	1,106
Bank One Issuance Trust FRB
Ser. 03-C4, Class C4, 6.35s, 2011	60,000	60,478
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	39,000	38,500
Bayview Commercial Asset Trust
144A Ser. 06-4A, Class IO, IO,
1.14s, 2036	117,580	16,261
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.82s, 2039	268,751	268,750
Ser. 04-G, Class A1, 5.92s, 2039	250,000	250,000
FRB Ser. 04-D, Class A, 5.71s, 2044	78,468	78,480
Ser. 05-B, Class A, IO, 4.466s, 2039	245,133	2,499
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
6.67s, 2038	32,894	33,058

ASSET-BACKED SECURITIES (2.3%)* continued

	Principal amount	Value

Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A,
6.02s, 2038	$32,894	$32,960
FRB Ser. 04-SSRA, Class A1,
5.92s, 2039	43,461	43,505
Bear Stearns Asset Backed Securities Trust IFB
Ser. 07-AC5, Class A6, IO, 1.23s, 2037	782,000	23,704
Bear Stearns Asset
Backed Securities, Inc.
FRB Ser. 03-3, Class A2,
5.91s, 2043	86,755	86,864
FRB Ser. 03-1, Class A1,
5.82s, 2042	76,974	77,094
FRB Ser. 05-3, Class A1,
5.77s, 2035	65,388	65,490
Bombardier Capital Mortgage
Securitization Corp. Ser. 99-B,
Class A2, 6.975s, 2012	6,916	4,945
Capital One Multi-Asset Execution
Trust FRB Ser. 02-C1, Class C1,
8.07s, 2010	13,000	13,064
CARMAX Auto Owner Trust
Ser. 04-2, Class D, 3.67s, 2011	7,351	7,269
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4,
10.82s, 2011 (Cayman Islands)	24,653	24,722
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 6.4s, 2010	100,000	100,911
Chase Funding Net Interest Margin
144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	4,337	4,279
Citibank Credit Card Issuance Trust
FRB Ser. 01-C1,
Class C1, 6.436s, 2010	60,000	60,284
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	109,554	20,358
Ser. 00-4, Class A6, 8.31s, 2032	505,000	446,925
Ser. 00-5, Class A6, 7.96s, 2032	350,000	315,450
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	69,006
Ser. 02-2, Class M1, 7.424s, 2033	32,000	32,487
FRB Ser. 02-1, Class M1A,
7.37s, 2033	356,000	350,126
Ser. 01-4, Class A4, 7.36s, 2033	266,361	271,772
Ser. 00-6, Class A5, 7.27s, 2031	76,225	74,886
Ser. 01-1, Class A5, 6.99s, 2032	692,908	658,354
Ser. 01-3, Class A4, 6.91s, 2033	82,769	80,593
Ser. 02-1, Class A, 6.681s, 2033	155,116	155,828
Ser. 01-4, Class A, IO, 2 1/2s, 2033	372,032	1,587
Countrywide Alternative Loan Trust
Ser. 07-23CB, Class A, 5s, 2037	1,898,000	63,464
Countrywide Asset Backed
Certificates 144A
Ser. 04-6N, Class N1,
6 1/4s, 2035	2,821	2,793

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (2.3%)* continued

	Principal amount	Value

Countrywide Asset Backed
Certificates 144A
Ser. 04-BC1N, Class Note,
5 1/2s, 2035	$58	$29
Ser. 04-14N, 5s, 2036	2,253	2,152
Countrywide Home Loans
Ser. 06-0A5, Class X, IO,
2.022s, 2046	529,439	19,027
Ser. 05-9, Class 1X, IO,
1.669s, 2035	474,553	8,156
Ser. 05-2, Class 2X, IO,
1.16s, 2035	570,863	11,685
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
0.8s, 2035	538,013	15,238
IFB Ser. 05-R2, Class 1AS, IO,
0.421s, 2035	305,779	8,904
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031	100,000	100,976
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.86s, 2035	32,000	32,010
Finance America NIM Trust 144A
Ser. 04-1, Class A, 5 1/4s, 2034	7,342	8
Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s, 2009	100,000	98,360
Freddie Mac Ser. 3326,
Class YF, 6s, 2037	100,000	110,300
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	15,992	142
Ser. 04-3, Class A, 4 1/2s, 2034	204	3
GE Capital Credit Card Master Note
Trust FRB
Ser. 04-2, Class C, 5.8s, 2010	100,000	100,109
GE Corporate Aircraft Financing, LLC
144A Ser. 04-1A, Class B, 6.17s, 2018	24,283	24,268
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	79,127	78,014
Ser. 04-2, Class C, 6.17s, 2032	79,127	78,930
Granite Mortgages PLC
FRB Ser. 03-3, Class 1C, 6.808s,
2044 (United Kingdom)	70,000	71,267
FRB Ser. 02-2, Class 1C, 6.608s,
2043 (United Kingdom)	42,614	42,869
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	33,057	30,619
Ser. 99-5, Class A5, 7.86s, 2030	490,749	468,665
Ser. 97-6, Class A9, 7.55s, 2029	34,304	35,071
Ser. 97-4, Class A7, 7.36s, 2029	66,921	68,349
Ser. 96-10, Class M1, 7.24s, 2028	63,000	63,000
Ser. 97-6, Class M1, 7.21s, 2029	73,000	67,554
Ser. 97-6, Class A8, 7.07s, 2029	13,866	13,934
Ser. 98-4, Class A7, 6.87s, 2030	22,598	22,315
Ser. 97-7, Class A8, 6.86s, 2029	46,261	46,603

ASSET-BACKED SECURITIES (2.3%)* continued

	Principal amount	Value

Green Tree Financial Corp.
Ser. 99-3, Class A7, 6.74s, 2031	$19,000	$18,730
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	54,441
Ser. 99-2, Class A7, 6.44s, 2030	82,069	79,303
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	159,778	151,976
Ser. 99-5, Class A4, 7.59s, 2028	101,759	102,904
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	56,727	56,663
GSAMP Trust 144A Ser. 05-NC1,
Class N, 5s, 2035	123	118
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	17,409	18,320
Ser. 05-RP3, Class 1A3, 8s, 2035	55,062	57,400
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	45,011	46,336
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	49,826	51,935
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	56,660	58,359
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 5.856s,
2036 (Cayman Islands)	119,616	114,832
Home Equity Asset Trust 144A
Ser. 04-4N, Class A, 5s, 2034
(Cayman Islands)	2,217	2,106
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	18,140	18,002
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1,
6.63s, 2028	10,000	9,402
LNR CDO, Ltd. 144A FRB
Ser. 03-1A, Class EFL, 8.32s,
2036 (Cayman Islands)	120,000	126,380
Marriott Vacation Club Owner Trust 144A
FRB Ser. 02-1A, Class A1,
6.02s, 2024	22,862	23,003
Ser. 04-1A, Class C, 5.265s, 2026	19,354	18,973
MASTR Asset Backed Securities NIM
Trust 144A Ser. 04-HE1A, Class
Note, 5.191s, 2034 (Cayman Islands)	526	237
MASTR Reperforming Loan Trust
144A Ser. 05-1, Class 1A4,
7 1/2s, 2034	70,008	72,285
MBNA Credit Card Master Note Trust
FRB Ser. 03-C5, Class C5, 6 1/2s, 2010	100,000	100,936
Merit Securities Corp. 144A FRB Ser.
11PA, Class 3A1, 5.94s, 2027	100,303	95,288
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1,
5s, 2035	611	606
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	1,371	1,350

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (2.3%)* continued

Principal amount		Value

Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-WM3N, Class N1, 4 1/2s,
2035 (In default) †	$2,051	$1,990
Ser. 04-WM1N, Class N1, 4 1/2s,
2034 (In default) †	1,320	132
Mid-State Trust Ser. 11, Class B, 8.221s,
2038	40,692	39,647
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB2, Class E, 5s, 2012	6,563	6,467
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	24,089	23,553
Ser. 04-B, Class C, 3.93s, 2012	9,580	9,313
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	65,815	63,264
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.911s, 2035	30,907	31,090
Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT, 9.087s, 2034	23,335	23,891
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	69,996	62,513
Ser. 95-B, Class B1, 7.55s, 2021	27,000	16,875
Ser. 01-E, Class A4, 6.81s, 2031	129,282	112,445
Ser. 01-E, Class A, IO, 6s, 2009	143,927	15,576
Ser. 01-D, Class A3, 5.9s, 2022	11,322	9,057
Ser. 02-C, Class A1, 5.41s, 2032	198,629	179,012
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	69,598	61,139
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s,
2018 (Ireland)	30,000	30,300
FRB Ser. 05-A, Class D, 6.86s,
2012 (Ireland)	32,000	32,000
Option One Mortgage Loan Trust
FRB Ser. 05-4, Class M11, 7.82s, 2035	10,000	7,103
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	21,893	21,569
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.51s, 2042
(United Kingdom)	60,000	60,412
FRB Ser. 4, Class 3C, 6.16s, 2042
(United Kingdom)	110,000	110,794
FRB Ser. 5, Class 2C, 6.01s, 2042
(United Kingdom)	104,000	103,935
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1,
6.355s, 2011 (United Kingdom)	116,000	115,995
FRB Ser. 04-2A, Class C, 6.24s,
2011 (United Kingdom)	98,361	97,607
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	45,000	44,814
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	78,780	78,466

ASSET-BACKED SECURITIES (2.3%)* continued

	Principal amount	Value

Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B,
7.82s, 2035	$52,000	$31,194
Ser. 04-NT12, Class Note,
4.7s, 2035	431	421
Ser. 04-NT, Class Note,
4 1/2s, 2034	7,682	6,145
Residential Asset Securitization Trust IFB
Ser. 07-A3, Class 2A2, IO, 1.37s, 2037	804,634	38,012
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.58s, 2033	79,402	79,054
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	638	19
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	2,725	4
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	733	15
Sharps SP I, LLC Net Interest
Margin Trust 144A Ser. 04-HE1N,
Class Note, 4.94s, 2034
(Cayman Islands) (In default) †	7,003	—
Soundview Home Equity
Loan Trust 144A FRB Ser. 05-CTX1,
Class B1, 7.82s, 2035	29,000	21,315
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2,
Class A, 5.67s, 2034	60,593	60,587
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 5.86s, 2015	245,707	245,400
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	3,058,000	77,459
Ser. 07-4, Class 1A4, IO, 5s, 2037	3,058,000	81,098
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037
(Cayman Islands)	100,000	101,472
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	7,021	6,942
Ser. 04-4, Class D, 3.58s, 2012	9,205	9,084
Ser. 04-1, Class D, 3.17s, 2011	2,070	2,067

Total asset-backed securities (cost $9,453,352)		$9,188,990

Putnam VT Global Asset Allocation Fund

PURCHASED OPTIONS OUTSTANDING (0.6%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of 4.965%
versus the three month USD-
LIBOR-BBA maturing
April 29, 2008.	Apr-08/4.965	$10,000,000	$278,949

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.175% versus
the three month USD-LIBOR-
BBA maturing on April 29, 2008.	Apr-08/5.175	5,000,000	227,958

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on April 08, 2009.	Apr-09/5.315	4,669,000	224,988

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	4,669,000	222,267

Option on an interest rate
swap with Deutschbank for the
right to pay a fixed rate swap of
5.385% versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	4,868,000	216,879

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.215% versus
the three month
USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.215	3,932,000	172,919

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA
maturing on May 8, 2018.	May-08/5.235	2,700,000	115,267

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.20% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.20	1,966,000	85,871

PURCHASED OPTIONS OUTSTANDING (0.6%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Deutschbank for the
right to receive a fixed rate swap
of 5.385% versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	$4,868,000	$82,318

Option on an interest rate
swap with Goldman Sachs
International for the right to
pay a fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	74,390

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
5.325% versus the three month
USD-LIBOR-BBA maturing
April 08, 2009.	Apr-09/5.325	4,669,000	74,039

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.22% versus
the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	1,650,000	72,103

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on April 08, 2009.	Apr-09/5.315	4,669,000	71,756

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
4.965% versus the three month
USD-LIBOR-BBA maturing
April 29, 2008.	Apr-08/4.965	10,000,000	40,312

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.21% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.21	786,000	33,900

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.175%
versus the three month
USD-LIBOR-BBA
maturing on April 29, 2008.	Apr-08/5.175	5,000,000	32,352

Putnam VT Global Asset Allocation Fund

PURCHASED OPTIONS OUTSTANDING (0.6%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.215	$3,932,000	$29,057

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA
maturing on May 08, 2018.	May-08/5.235	2,700,000	20,528

Option on an interest rate
swap with Lehman Brothers
International (Europe) for the
right to receive a fixed rate of
5.20% versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.20	1,966,000	14,350

Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	12,552

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.22	1,650,000	12,330

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to receive a fixed rate of
5.21% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.21	786,000	5,875

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 5.39% versus
the three month
USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39	6,022,000	185,053

Option on an interest rate
swap with Lehman Brothers
International (Europe) for the
right to pay a fixed rate swap of
5.3475% versus the three
month USD-LIBOR-BBA
maturing February 04, 2018.	Jan-08/5.348	2,708,000	87,531

PURCHASED OPTIONS OUTSTANDING (0.6%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA
maturing on January 29, 2018.	Jan-08/5.39	$6,022,000	$48,183

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to receive a fixed rate of
5.3475% versus the three
month USD-LIBOR-BBA
maturing on February 4, 2018.	Jan-08/5.348	2,708,000	20,407

Total purchased options outstanding (cost $2,126,636)			$2,462,134

MUNICIPAL BONDS AND NOTES (—%)*

		Principal
	Rating**	amount	Value

WV Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.467s, 6/1/47	Baa3	$100,000	$101,644
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	45,000	45,935

Total municipal bonds and notes (cost $144,995)			$147,579

SENIOR LOANS (—%)* (c)

	Principal amount	Value

Sandridge Energy bank term loan FRN
8.985s, 2014	$15,000	$15,300
Sandridge Energy bank term loan FRN
8 5/8s, 2015	70,000	71,400

Total senior loans (cost $85,000)		$86,700

CONVERTIBLE BONDS AND NOTES (—%)* (cost $81,435)

	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec.
notes 2s, 2026	$75,000	$82,125

SHORT-TERM INVESTMENTS (14.6%)*

Principal amount/shares		Value

Short-term investments held
as collateral for loaned
securities with yields ranging
from 4.50% to 5.53% and due
dates ranging from July 2, 2007
to August 20, 2007 (d)	$8,953,161	$8,938,308
Putnam Prime Money Market Fund (e)	48,475,403	48,475,403

Total short-term investments (cost $57,413,711)		$57,413,711

Total investments (cost $385,120,609)		$439,715,193

Putnam VT Global Asset Allocation Fund

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Australia	1.2%
Belgium	0.8
France	1.4
Germany	0.7
Italy	0.8
Japan	3.5
Netherlands	1.5
Spain	0.5
Sweden	0.6
Switzerland	0.7
United Kingdom	3.3
United States	82.2
Other	2.8

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $78,359,625) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,245,949	$20,047,209	7/18/07	$198,740
Brazilian Real	1,557,240	1,487,432	7/18/07	69,808
British Pound	12,029,358	11,904,423	9/19/07	124,935
Canadian Dollar	2,101,402	2,017,436	7/18/07	83,966
Chilean Peso	890,782	903,367	7/18/07	(12,585)
Euro	17,517,356	17,453,925	9/19/07	63,431
Hungarian Forint	975,146	939,134	9/19/07	36,012
Hong Kong Dollar	294,795	295,128	8/15/07	(333)
Indian Rupee	413,394	413,674	8/16/07	(280)
New Zealand Dollar	318,059	301,109	7/18/07	16,950
Norwegian Krone	13,169,911	12,974,050	9/19/07	195,861
Polish Zolty	303,038	298,931	9/19/07	4,107
Singapore Dollar	141,313	143,059	8/15/07	(1,746)
Swedish Krona	2,991,548	2,959,587	9/19/07	31,961
Swiss Franc	6,136,967	6,071,288	9/19/07	65,679
South African Rand	150,166	149,873	7/18/07	293

Total				$876,799

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $123,024,537) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$8,780,851	$8,575,799	7/18/07	$(205,052)

Brazilian Real	146,882	144,835	8/15/07	(2,047)
British Pound	13,056,896	12,875,423	9/19/07	(181,473)
Canadian Dollar	10,753,974	10,598,590	7/18/07	(155,384)
Czech Koruna	666,067	663,425	9/19/07	(2,642)
Danish Krone	640,721	632,375	9/19/07	(8,346)
Euro	29,872,995	29,737,303	9/19/07	(135,692)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $123,024,537) (Unaudited) continued

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Japanese Yen	$24,146,568	$24,934,707	8/15/07	$788,139
Mexican Peso	454,255	450,749	7/18/07	(3,506)
New Zealand Dollar	1,223,838	1,138,995	7/18/07	(84,843)
Norwegian Krone	4,552,973	4,474,879	9/19/07	(78,094)
Singapore Dollar	1,129,060	1,139,003	8/15/07	9,943
South Korean Won	148,349	148,009	8/16/07	(340)
Swedish Krona	10,538,378	10,371,162	9/19/07	(167,216)
Swiss Franc	14,985,447	14,896,778	9/19/07	(88,669)
Taiwan Dollar	2,270,396	2,242,505	8/15/07	(27,891)

Total				$(343,113)

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day
(Long)	1	$236,675	Sep-07	$(315)
Euro-Dollar 90 day
(Long)	245	58,058,875	Mar-08	(215,041)
Euro-Dollar 90 day
(Long)	107	25,317,538	Sep-09	(156,654)
Euro-Dollar 90 day
(Short)	418	99,081,675	Sep-08	541,115
S&P 500 Index
E-Mini (Short)	81	6,137,775	Sep-07	63,423
U.S. Treasury Bond
20 yr (Short)	27	2,909,250	Sep-07	41,504
U.S. Treasury Note
2 yr (Short)	234	47,684,813	Sep-07	(44,315)
U.S. Treasury Note
5 yr (Long)	18	1,873,406	Sep-07	4,153
U.S. Treasury Note
10 yr (Long)	614	64,901,719	Sep-07	(22,842)

Total				$211,028

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $961,483) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.55% versus the three
month USD-LIBOR-BBA
maturing on July 5, 2017.	$4,220,000	Jul-07/4.55	$—

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 4.55% versus the
three month USD-LIBOR-BBA
maturing on July 5, 2017.	4,220,000	Jul-07/4.55	358,734

Putnam VT Global Asset Allocation Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $961,483) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.51% versus the
three month USD-LIBOR-BBA
maturing on May 14, 2022.	$1,966,000	May-12/5.51	$108,947

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	57,193

Option on an interest rate swap
with Lehman Brothers
International for the obligation to
receive a fixed rate of 5.225%
versus the three month
USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar-08/5.225	63,482

Option on an interest rate swap
with Lehman Brothers
International for the obligation
to pay a fixed rate of 5.225%
versus the three month
USD-LIBOR-BBA maturing
March 5, 2018.	1,584,000	Mar-08/5.225	9,715

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.95%
versus the three month
USD-LIBOR-BBA maturing
June 16, 2018.	6,022,000	Jun-08/5.95	188,091

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.95%
versus the three month
USD-LIBOR-BBA maturing
June 16, 2018.	6,022,000	Jun-08/5.95	83,827

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $961,483) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	$983,000	May-12/5.515	$52,859

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	983,000	May-12/5.515	28,195

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	393,000	May-12/5.52	11,318

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.52%
versus the three month USD-
LIBOR-BBA maturing on
May 14, 2022.	393,000	May-12/5.52	21,065

Total			$983,426

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07
(proceeds receivable $11,657,918) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, July 1, 2037	$4,730,000	7/12/07	$4,677,896
FNMA, 5s, July 1, 2037	2,900,000	7/12/07	2,715,579
FNMA, 6 1/2s, July 1, 2037	3,500,000	7/12/07	3,532,539
GNMA, 6 1/2s, July 1, 2037	700,000	7/19/07	711,648

Total			$11,637,662

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(35,564)

204,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	7,312

2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	104,620

170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	13,211

140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	10,340

340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	24,768

940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	62,939

4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	99,078

3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(79,020)

4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	142,290

1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	45,111

4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(215,369)

Bear Stearns Bank plc
2,800,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	55,886

Citibank, N.A.
2,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(38,051)

190,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	1,993

Credit Suisse First Boston International
2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(161,541)

3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(85,214)

6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	207,365

Credit Suisse International
303,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	7,810

185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(3,040)

Goldman Sachs International
195,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	917

560,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	7,176

1,130,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(8,797)

937,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(39,673)

1,145,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(79,747)

5,186,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	22,902

1,191,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(75,448)

5,302,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	18,245

191,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	4,521

368,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(8,970)

1,105,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(9,998)

JPMorgan Chase Bank, N.A.
200,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	(6,019)

800,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	3,909

2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	99,368

1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(81,739)

4,000,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	19,869

7,200,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	94,482

574,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(29,482)

2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(239,369)

200,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	15,586

820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	55,789

432,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(10,702)

4,916,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(73,393)

4,688,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(18,985)

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$ 746,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	$ 32,371

1,188,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(74,563)

5,288,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	17,850

2,300,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	57,117

1,650,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	44,574

3,600,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	12,129

3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(145,509)

1,295,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(11,826)

208,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	2,575

8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	276,387

3,435,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(40,696)

1,400,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	50,775

Lehman Brothers International (Europe)
5,953,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(30,535)

853,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	20,161

2,123,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	4,390

853,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(20,003)

2,123,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(4,242)

8,408,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(70,401)

7,663,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(99,897)

4,710,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	196,365

Lehman Brothers Special Financing, Inc.
4,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(24,325)

1,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	57,348

660,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(51,319)

2,610,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(120,321)

7,400,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(35,717)

6,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	84,942

6,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	58,487

10,375,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	138,352

5,700,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	51,072

Morgan Stanley Capital Services, Inc.
818,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	17,939

Total				$218,846

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$2,530,000	5/2/08	5 bp plus change	Banc of America	$1,168
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A. continued

$1,310,000	5/2/08	10 bp plus	Banc of America	$1,503
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
33,624,730	4/3/08	(Russell 2000	3 month USD-	(1,106,177)
		Total Return	LIBOR-BBA
Index)

1,250,000	5/2/08	12.5 bp plus	Banc of America	1,989
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

13,833,346	1/16/08	3 month USD-	(Russell 2000	(337,262)
		LIBOR-BBA	Total Return
Index)

2,166,000	10/1/07	(7.5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

323,000	8/1/07	(7.5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,670,000	10/31/07	8 bp plus change	Banc of America	2,419
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

840,000	11/2/07	15 bp plus	Banc of America	861
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$178,000	9/15/11	678 bp (1 month	Ford Credit Auto	$(1)
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

2,040,000	1/2/08	(10 bp plus	The spread	2,778
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

1,810,000	5/1/08	10 bp plus change	Banc of America	143
		in spread of Banc of	Securities CMBS AAA
		America Securities	10 yr Index
AAA 10 yr Index
multiplied by the
modified duration factor

JPMorgan Chase Bank, N.A.
673,000	10/1/07	175 bp plus	The spread	404
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

3,902,538	9/21/07	3 month USD-	Russell 2000	28,469
		LIBOR-BBA minus	Total Return
		90 bp	Index

2,884,120	7/12/07	(1 month USD-	Standard & Poors	(98,889)
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
Services Index

4,170,110	7/12/07	(1 month USD-	Standard & Poors	10,434
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
Equipment Index

739,512	7/12/07	1 month USD-	Standard and	(29,060)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

3,954,020	7/12/07	(1 month USD-	Standard & Poors	(134,646)
		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

404,800	7/12/07	(1 month USD-	Standard & Poors	(41,591)
		LIBOR-BBA plus	500 Real Estate
		25 bp)	Index

3,651,532	7/12/07	(1 month USD-	Standard & Poors	(125,375)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
Biotechnology &
Life Sciences
Index

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$8,482,329	7/12/07	(1 month USD-	Standard & Poors	$(134,660)
		LIBOR-BBA plus	500 Media Index$
		25 bp)

4,530,566	7/12/07	(1 month USD-	Standard & Poors	(208,153)
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

2,767,176	7/12/07	(1 month USD-	Standard & Poors	(64,574)
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

2,401,192	7/12/07	(1 month USD-	Standard & Poors	(35,567)
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

5,712,570	7/12/07	(1 month USD-	Standard & Poors	(180,158)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

983,126	7/12/07	(1 month USD-	Standard & Poors	(38,090)
		LIBOR-BBA plus	500 Utilities
		25 bp)	Index

2,997,621	7/12/07	1 month USD-	Standard & Poors	52,466
		LIBOR-BBA minus	500
		30 bp	Telecommunication
			Services Index

2,942,326	7/12/07	(1 month USD-	Standard & Poors	(140,937)
		LIBOR-BBA plus	500 Consumer
		25 bp)	Durables &
			Apparel Index

4,574,758	7/12/07	1 month USD-	Standard & Poors	80,255
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

2,769,446	7/12/07	1 month USD-	Standard & Poors	122,615
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
			Products Index

1,065,267	7/12/07	1 month USD-	Standard & Poors	5,390
		LIBOR-BBA minus	500 Energy Index
		30 bp

2,495,670	7/12/07	1 month USD-	Standard & Poors	26,942
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

5,292,858	7/12/07	1 month USD-	Standard & Poors	201,220
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
			Retailing GICS
			Industry Group
			Index

7,306,786	7/12/07	1 month USD-	Standard & Poors	245,244
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

2,688,817	7/12/07	1 month USD-	Standard & Poors	(10,623)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

2,538,477	7/12/07	1 month USD-	Standard & Poors	36,793
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
			Supplies Index

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$6,450,842	7/12/07	1 month USD-	Standard & Poors	$249,853
		LIBOR-BBA minus	500 Banks Index
30 bp

3,963,389	7/12/07	1 month USD-	Standard & Poors	(343,932)
		LIBOR-BBA minus	500 Automobiles
		30 bp	& Components
Index

Lehman Brothers International (Europe)
1,840,000	1/1/08	(5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,040,000	1/1/08	(Beginning	The spread	2,836
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

2,040,000	1/1/08	(10 bp plus	The spread	2,778
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
299,999	4/1/08	($300,000)	Lehman Brothers	(3,447)
U.S. High Yield
Index

1,493,000	10/1/07	30 bp plus	The spread	196
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

699,694	3/1/08	(1 month USD-	Lehman Brothers	(10,706)
		LIBOR-BBA minus	U.S. High Yield
		20 bp)	Index

19,833,179	2/1/08	(1 month USD-	Lehman Brothers	(245,305)
		LIBOR-BBA plus	US Aggregate RBI
		15 bp)	Series 1 Index

2,340,000	12/2/07	15 bp plus	The spread	(5,810)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Merrill Lynch International
$873,709	10/26/07	3 month USD-	Russell 2000	$(1,515)
		LIBOR-BBA minus	Total Return
		0.85%	Index

Morgan Stanley Capital Services Inc.
890,000	10/31/07	10 bp plus	Banc of America	1,335
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

580,000	12/2/07	7.5 bp plus	The spread	(1,160)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				($2,219,547)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$—	$446,000	10/12/52	(134 bp)	$3,602

DJ CDX NA HY Series 8 Index	73,898	12,446,000	6/20/12	(275 bp)	346,462

DJ CDX NA IG Series 8
Index	(876)	1,510,000	6/20/17	(60 bp)	11,562

DJ CDX NA IG Series 8
Index	(9,140)	2,510,000	6/20/17	(60 bp)	11,534

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	35,000	9/20/11	(111 bp)	107

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	15,000	6/20/11	(101 bp)	65

Bear, Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	—	535,462	10/12/52	(134 bp)	4,140

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	—	90,000	6/20/12	57 bp	(1,229)

DJ CDX NA IG Series 6
Index	688	669,000	6/20/13	(50 bp)	1,757

DJ CDX NA IG Series 6
Index 7-10% tranche	—	669,000	6/20/13	45.75 bp	(2,991)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	35,000	9/20/07	(487.5 bp)	(391)

Ford Motor Co., 7.45%,
7/16/31	—	45,000	9/20/08	725 bp	2,713

Ford Motor Co., 7.45%,
7/16/31	—	10,000	9/20/07	(485 bp)	(111)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	25,000	3/20/12	(91 bp)	527

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	$ —	$20,000	6/20/17	297 bp	$(946)

Sprint Capital Corp, 8
3/8%, 3/15/12	—	155,000	6/20/12	(59 bp)	(10)

Deutsche Bank AG
DJ CDX NA IG Series 7	—	167,000	12/20/13	(50 bp)	409

DJ CDX NA IG Series 7
Index 7-10% tranche	—	167,000	12/20/13	55 bp	(538)

DJ CDX NA HY Series 8
Index	(2,917)	4,667,000	6/12/12	(275 bp)	99,289

DJ CDX NA IG Series 8
Index 7-10% tranche	—	193,000	6/20/12	22 bp	(402)

France Telecom, 7.25%,
1/28/13	—	90,000	6/20/16	70 bp	1,970

Goldman Sachs International

Any one of the
underlying securities
in the basket of BB
CMBS securities	—	414,000	(a)	2.461%	21,157

DJ CDX NA HY Series 8
Index	(4,944)	310,203	6/20/10	275 bp	(1,888)

DJ CDX NA IG Series 7
Index	—	278,000	12/20/13	(50 bp)	680

DJ CDX NA IG Series 7
Index	727	1,079,000	12/20/13	(50 bp)	3,367

DJ CDX NA IG Series 7
Index 7-10% tranche	—	278,000	12/20/13	56 bp	(742)

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,079,000	12/20/13	48 bp	(7,934)

DJ CDX NA IG Series 8
Index	(1)	1,505,000	6/20/17	(60 bp)	12,395

DJ CDX NA IG Series 8
Index	(9,428)	2,240,000	6/20/17	(60 bp)	9,022

General Motors Corp.,
7 1/8%, 7/15/13	—	35,000	9/20/08	620 bp	1,768

General Motors Corp.,
7 1/8%, 7/15/13	—	35,000	9/20/07	(427.5 bp)	(256)

General Motors Corp.,
7 1/8%, 7/15/13	—	10,000	9/20/08	620 bp	505

General Motors Corp.,
7 1/8%, 7/15/13	—	10,000	9/20/07	(425 bp)	(72)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	10,000	9/20/11	(108 bp)	49

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	673,000	3/15/49	(70 bp)	(294)

Ford Motor Co., 7.45%,
7/16/31	—	5,000	9/20/07	(345 bp)	(37)

Ford Motor Co., 7.45%,
7/16/31	—	5,000	9/20/08	550 bp	168

General Motors Corp.,
7 1/8%, 7/15/13	—	5,000	9/20/07	(350 bp)	(41)

General Motors Corp.,
7 1/8%, 7/15/13	—	5,000	9/20/08	500 bp	188

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
CMS Energy Corp.,
6.875%, 12/15/15	$—	$25,000	6/20/12	62 bp	$(287)

Countrywide Home Loan,
4%, 3/22/11	—	125,000	6/20/12	(46 bp)	1,085

DJ ABX NA CMBX BBB Index	—	133,865	10/12/52	(134 bp)	746

DJ CDX NA CMBX AAA Index	—	1,493,000	3/15/49	(700 bp)	772

DJ CDX NA EM Series 7
Index	(134,417)	12,446,000	6/20/12	125 bp	(66,811)

DJ CDX NA IG Series 7
Index	154	260,000	12/20/13	(50 bp)	791

DJ CDX NA IG Series 7
Index 7-10% tranche	—	260,000	12/20/13	54.37 bp	(927)

DJ CDX HY Series 8
Index	1,776	118,400	6/20/10	(275 bp)	601

DJ CDX HY Series 8
Index 15–25% tranche	—	148,000	6/20/10	80 bp	(408)

Hilton Hotels, 7 5/8%,
12/1/12	—	65,000	6/20/13	94 bp	(1,478)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	20,000	9/20/07	(345 bp)	(145)

Ford Motor Co., 7.45%,
7/16/31	—	20,000	9/20/08	570 bp	912

General Motors Corp.,
7 1/8%, 7/15/13	—	25,000	9/20/07	(335 bp)	(174)

General Motors Corp.,
7 1/8%, 7/15/13	—	25,000	9/20/08	500 bp	932

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	20,000	6/20/17	295 bp	(973)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	—	186,325	10/12/52	(134 bp)	1,393

DJ CDX NA HY Series 8
Index	(1,811)	120,738	6/20/10	275 bp	(622)

DJ CDX NA HY Series 8
Index	8,916	594,400	6/20/10	(275 bp)	3,061

DJ CDX NA HY Series 8
Index	(1,365)	85,840	6/20/10	275 bp	(513)

DJ CDX NA HY Series 8
Index 0-15% tranche	(3,808)	37,150	6/20/10	0 bp	929

DJ CDX NA HY Series 8
Index 0-15% tranche	(749)	7,400	6/20/10	0 bp	194

DJ CDX NA HY Series 8
Index 0-25% tranche	—	743,000	6/20/10	79 bp	(2,269)

DJ CDX NA IG Series 7
Index	171	288,000	12/20/13	(50 bp)	876

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	288,000	12/20/13	53 bp	(1,324)

DJ CDX NA IG Series 8
Index	—	1,500,000	6/20/17	(60 bp)	12,355

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	20,000	6/20/12	225 bp	(493)

Ford Motor Co., 7.45%,
7/16/31	—	5,000	9/20/07	(345 bp)	(37)

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc. continued
Ford Motor Co., 7.45%,
7/16/31	$—	$5,000	9/20/08	560 bp	$212

General Motors Corp.,
7 1/8%, 7/15/13	—	5,000	9/20/07	(335 bp)	(27)

General Motors Corp.,
7 1/8%, 7/15/13	—	5,000	9/20/08	500 bp	182

Total					$464,107

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 269 for Notes to the Portfolios.

Putnam VT Global Equity Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (96.1%)*

	Shares	Value

Airlines (1.8%)
Air France-KLM (France)	113,238	$5,270,784
Singapore Airlines, Ltd. (Singapore)	442,000	5,426,590
		10,697,374

Automotive (3.8%)
Nissan Motor Co., Ltd. (Japan)	568,000	6,093,615
Suzuki Motor Corp. (Japan)	603,500	17,140,067
		23,233,682

Banking (11.2%)
Bank of America Corp. #	350,556	17,138,683
Bank of Ireland PLC (Ireland)	141,542	2,867,626
Barclays PLC (United Kingdom)	316,978	4,422,738
Credit Agricole SA (France)	284,008	11,560,325
KBC Groupe SA (Belgium)	37,667	5,068,510
Royal Bank of Scotland Group PLC
(United Kingdom)	980,406	12,406,936
Societe Generale (France)	34,276	6,356,965
UniCredito Italiano SpA (Italy)	725,624	6,459,446
Washington Mutual, Inc.	80,729	3,442,285
		69,723,514

Basic Materials (0.6%)
Sumitomo Metal Mining Co., Ltd. (Japan)	158,000	3,437,259

Beverage (1.2%)
InBev NV (Belgium)	51,739	4,111,813
PepsiCo, Inc.	54,200	3,514,870
		7,626,683

Chemicals (1.5%)
CF Industries Holdings, Inc.	158,700	9,504,543

Computers (0.7%)
IBM Corp. (S)	23,500	2,473,375
Wistron Corp. (Taiwan)	923,000	1,724,021
		4,197,396

Conglomerates (2.8%)
Mitsubishi Corp. (Japan)	516,100	13,479,277
Vivendi SA (France)	86,280	3,714,222
		17,193,499

Consumer (1.0%)
Matsushita Electric Industrial Co., Ltd. (Japan)	323,000	6,403,555

Consumer Goods (2.0%)
Reckitt Benckiser PLC (United Kingdom)	224,986	12,319,338

Consumer Services (0.9%)
Ashtead Group PLC (United Kingdom)	1,946,500	5,912,516

Electric Utilities (0.7%)
PG&E Corp.	100,500	4,552,650

COMMON STOCKS (96.1%)* continued

	Shares	Value

Electronics (1.2%)
Atmel Corp. †	271,100	$1,507,316
Compal Electronics, Inc. (Taiwan)	2,001,000	2,161,214
United Microelectronics Corp. (Taiwan)	6,635,942	4,007,093
		7,675,623

Energy (2.4%)
National-Oilwell Varco, Inc. †	80,200	8,360,048
Petroleum Geo-Services ASA (Norway)	262,200	6,491,291
		14,851,339

Engineering & Construction (0.2%)
Daito Trust Construction Co., Ltd. (Japan)	29,800	1,415,142

Financial (1.4%)
Citigroup, Inc. #	50,172	2,573,322
JPMorgan Chase & Co.	128,800	6,240,360
		8,813,682

Food (2.0%)
Delhaize Group (Belgium)	129,527	12,742,558

Health Care Services (3.4%)
Coventry Health Care, Inc. †	61,200	3,528,180
WellPoint, Inc. †	219,700	17,538,651
		21,066,831

Household Furniture and Appliances (1.1%)
Whirlpool Corp.	59,371	6,602,055

Insurance (5.9%)
Allianz SE (Germany)	75,579	17,655,737
Swiss Re (Switzerland)	110,791	10,091,683
Zurich Financial Services AG (Switzerland)	29,540	9,123,503
		36,870,923

Investment Banking/Brokerage (5.5%)
Bear Stearns Cos., Inc. (The)	28,200	3,948,000
Credit Suisse Group (Switzerland)	136,489	9,677,911
Deutsche Bank AG (Germany)	21,331	3,094,497
Goldman Sachs Group, Inc. (The)	79,900	17,318,325
		34,038,733

Machinery (1.1%)
Hyundai Heavy Industries Co., Ltd.
(South Korea)	17,690	6,602,522

Manufacturing (1.3%)
Hyundai Mipo Dockyard (South Korea)	19,016	5,287,146
SKF AB Class B (Sweden)	134,740	2,826,822
		8,113,968

Media (2.0%)
Viacom, Inc. Class B †	297,100	12,368,273

Putnam VT Global Equity Fund

COMMON STOCKS (96.1%)* continued

	Shares	Value

Metals (6.1%)
Boliden AB (Sweden)	225,000	$4,671,700
Freeport-McMoRan Copper & Gold, Inc. Class B	16,013	1,326,197
JFE Holdings, Inc. (Japan)	40,100	2,494,937
Salzgitter AG (Germany)	67,541	13,059,565
Teck Cominco, Ltd. Class B (Canada)	221,900	9,439,887
voestalpine AG (Austria)	81,096	6,804,801
		37,797,087

Natural Gas Utilities (0.6%)
Centrica PLC (United Kingdom)	512,904	3,983,521

Office Equipment & Supplies (1.9%)
Canon, Inc. (Japan) (S)	203,500	11,941,551

Oil & Gas (8.9%)
Chevron Corp.	85,900	7,236,216
China Petroleum & Chemical Corp. (China)	1,348,000	1,508,483
Exxon Mobil Corp.	158,743	13,315,363
Marathon Oil Corp.	294,000	17,628,240
Valero Energy Corp.	214,818	15,866,457
		55,554,759

Pharmaceuticals (7.9%)
Johnson & Johnson	344,300	21,215,766
Pfizer, Inc.	474,900	12,143,193
Roche Holding AG (Switzerland)	43,622	7,732,957
Watson Pharmaceuticals, Inc. †	249,558	8,118,122
		49,210,038

Real Estate (0.4%)
Globe Trade Centre SA (Poland) †	145,751	2,544,618

Regional Bells (2.2%)
Qwest Communications International, Inc. † (S)	389,461	3,777,772
Verizon Communications, Inc.	239,300	9,851,981
		13,629,753

Retail (0.6%)
Marks & Spencer Group PLC
(United Kingdom)	306,000	3,839,045

Shipping (2.5%)
Mitsui O.S.K. Lines, Ltd. (Japan)	1,142,000	15,505,576
Neptune Orient Lines, Ltd. (Singapore)	20,000	69,190
		15,574,766

Software (2.0%)
Microsoft Corp.	60,300	1,777,041
Oracle Corp. †	551,900	10,877,949
		12,654,990

Technology Services (3.0%)
Accenture, Ltd. Class A (Bermuda)	157,300	6,746,597
Computer Sciences Corp. †	70,574	4,174,452
eBay, Inc. †	247,900	7,977,422
		18,898,471

COMMON STOCKS (96.1%)* continued

	Shares	Value

Telecommunications (2.8%)
Embarq Corp.	62,194	$3,941,234
Sprint Nextel Corp.	645,200	13,362,092
		17,303,326

Telephone (1.1%)
China Netcom Group Corp., Ltd.
(Hong Kong)	2,543,300	7,047,500

Tobacco (0.4%)
Loews Corp. — Carolina Group	32,800	2,534,456

Total common stocks (cost $498,668,321)		$598,477,539

SHORT-TERM INVESTMENTS (4.7%)*

	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	12,322,334	$12,322,334
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.50% to
5.53% and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$17,115,185	17,101,650

Total short-term investments (cost $29,423,984)		$29,423,984

Total investments (cost $528,092,305)		$627,901,523

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Austria	1.1%
Belgium	3.6
Bermuda	1.1
Canada	1.5
France	4.4
Germany	5.5
Hong Kong	1.2
Ireland	0.5
Italy	1.1
Japan	12.8
Norway	1.1
Singapore	0.9
South Korea	1.9
Sweden	1.2
Switzerland	6.0
Taiwan	1.3
United Kingdom	7.0
United States	47.2
Other	0.6

Total	100.0%

Putnam VT Global Equity Fund

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $148,003,238) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$52,501,832	$51,414,364	7/18/07	$1,087,468
British Pound	40,060,940	39,564,931	9/19/07	496,009
Canadian Dollar	11,459,466	10,683,273	7/18/07	776,193
Euro	32,991,846	32,849,140	9/19/07	142,706
Norwegian Krone	11,228,177	11,123,233	9/19/07	104,944
Swedish Krona	814,380	807,164	9/19/07	7,216
Swiss Franc	1,571,998	1,561,133	9/19/07	10,865

Total				$2,625,401

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $156,481,472) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,103,552	$10,981,157	7/18/07	$(122,395)
British Pound	6,346,793	6,245,729	9/19/07	(101,064)
Canadian Dollar	11,631,389	11,468,720	7/18/07	(162,669)
Euro	19,999,231	19,873,420	9/19/07	(125,811)
Japanese Yen	69,372,433	71,260,660	8/15/07	1,888,227
Norwegian Krone	4,743,323	4,677,036	9/19/07	(66,287)
Swedish Krona	4,199,893	4,157,500	9/19/07	(42,393)
Swiss Franc	27,763,101	27,817,250	9/19/07	54,149

Total				$1,321,757

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)
				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Dow Jones Euro
Stoxx 50 Index (Long)	23	$1,405,335	Sep-07	$12,521
New Financial Times
Stock Exchange
100 Index (Long)	10	1,332,512	Sep-07	8,475
S&P 500 Index (Long)	33	12,502,050	Sep-07	(17,098)
Tokyo Price Index (Long)	9	1,297,304	Sep-07	7,601

Total				$11,499

See page 269 for Notes to the Portfolios.

Putnam VT Growth and Income Fund

The fund’s portfolio 6/30/07 (Unaudited)

COMMON STOCKS (99.6%)*

	Shares	Value

Aerospace and Defense (2.1%)
Boeing Co. (The)	55,600	$5,346,496
L-3 Communications Holdings, Inc.	307,000	29,898,730
Lockheed Martin Corp.	270,000	25,415,100
United Technologies Corp.	339,000	24,045,270
		84,705,596

Airlines (0.6%)
AMR Corp. †	369,000	9,723,150
Delta Air Lines, Inc. †	359,000	7,072,300
Southwest Airlines Co. (S)	289,850	4,321,664
UAL Corp. †	178,000	7,225,020
		28,342,134

Automotive (0.6%)
Ford Motor Co. (S)	2,648,379	24,947,730

Banking (10.4%)
Bank of America Corp.	3,757,500	183,704,175
Commerce Bancorp, Inc. (S)	1,019,400	37,707,606
First Horizon National Corp. (S)	555,000	21,645,000
FirstFed Financial Corp. † (S)	29,000	1,645,170
National City Corp.	828,000	27,588,960
PNC Financial Services Group	141,800	10,150,044
U.S. Bancorp	1,585,900	52,255,405
Wells Fargo & Co.	1,918,400	67,470,128
		402,166,488

Beverage (1.4%)
Molson Coors Brewing Co. Class B	236,000	21,820,560
Pepsi Bottling Group, Inc. (The)	996,000	33,545,280
		55,365,840

Biotechnology (0.7%)
Amgen, Inc. † (S)	346,000	19,130,340
Biogen Idec, Inc. †	146,000	7,811,000
		26,941,340

Broadcasting (—%)
Citadel Broadcasting Corp.	106,055	684,055

Building Materials (1.0%)
Masco Corp. (S)	1,306,200	37,187,514

Chemicals (1.8%)
E.I. du Pont de Nemours & Co. (S)	720,000	36,604,800
Huntsman Corp.	123,700	3,007,147
Rohm & Haas Co.	564,470	30,865,220
		70,477,167

Communications Equipment (1.0%)
Cisco Systems, Inc. †	883,200	24,597,120
Corning, Inc. †	517,000	13,209,350
		37,806,470

COMMON STOCKS (99.6%)* continued

	Shares	Value

Computers (1.2%)
Dell, Inc. †	101,900	$2,909,245
Hewlett-Packard Co.	200,210	8,933,370
IBM Corp. (S)	333,200	35,069,300
		46,911,915

Conglomerates (3.7%)
3M Co.	466,800	40,513,572
Honeywell International, Inc.	443,000	24,932,040
Textron, Inc.	159,269	17,537,110
Tyco International, Ltd. (Bermuda)	1,738,300	58,737,157
		141,719,879

Consumer Finance (3.8%)
Capital One Financial Corp.	979,000	76,792,760
Countrywide Financial Corp.	1,820,076	66,159,763
IndyMac Bancorp, Inc. (S)	83,000	2,421,110
		145,373,633

Consumer Goods (3.3%)
Clorox Co.	831,000	51,605,100
Procter & Gamble Co. (The)	1,266,000	77,466,540
		129,071,640

Consumer Services (0.1%)
Service Corporation International	344,100	4,397,598

Containers (0.1%)
Crown Holdings, Inc. †	175,800	4,389,726

Electric Utilities (4.5%)
Dominion Resources, Inc. (S)	274,000	23,648,940
Edison International	1,037,000	58,196,440
Entergy Corp.	191,800	20,589,730
Exelon Corp.	168,327	12,220,540
FirstEnergy Corp.	91,000	5,890,430
PG&E Corp.	1,017,200	46,079,160
Sierra Pacific Resources †	334,300	5,870,308
		172,495,548

Electrical Equipment (0.5%)
Emerson Electric Co.	392,000	18,345,600

Electronics (1.0%)
Intel Corp. (S)	442,400	10,511,424
Motorola, Inc. (S)	1,487,000	26,319,900
		36,831,324

Energy (0.9%)
BJ Services Co. (S)	636,000	18,087,840
Global Industries, Ltd. †	124,000	3,325,680
Pride International, Inc. † (S)	329,000	12,324,340
		33,737,860

Putnam VT Growth and Income Fund

COMMON STOCKS (99.6%)* continued

	Shares	Value

Financial (7.5%)
AMBAC Financial Group, Inc. (S)	316,000	$27,552,040
Citigroup, Inc.	3,006,996	154,228,825
Discover Financial Services †	141,004	4,018,614
Freddie Mac	513,000	31,139,100
JPMorgan Chase & Co.	321,000	15,552,450
MGIC Investment Corp. (S)	688,900	39,170,854
New Century Financial Corp. (R)	321,000	130,005
PMI Group, Inc. (The)	125,000	5,583,750
Radian Group, Inc. (S)	236,000	12,744,000
		290,119,638

Food (0.5%)
Kraft Foods, Inc. Class A	593,509	20,921,192

Health Care Services (2.8%)
Aetna, Inc.	545,000	26,923,000
Cardinal Health, Inc.	317,300	22,414,072
Express Scripts, Inc. †	284,000	14,202,840
Health Management Associates, Inc. Class A	1,237,084	14,053,274
McKesson Corp.	109,000	6,500,760
Medco Health Solutions, Inc. †	202,000	15,753,980
WellPoint, Inc. †	102,000	8,142,660
		107,990,586

Homebuilding (1.1%)
Lennar Corp. (S)	827,800	30,264,368
Toll Brothers, Inc. † (S)	511,000	12,764,780
		43,029,148

Household Furniture and Appliances (0.1%)
Whirlpool Corp.	47,000	5,226,400

Insurance (9.0%)
ACE, Ltd. (Bermuda)	1,007,500	62,988,900
American International Group, Inc.	1,518,500	106,340,555
Berkshire Hathaway, Inc. Class B †	14,794	53,332,370
Chubb Corp. (The)	315,717	17,092,918
Everest Re Group, Ltd. (Barbados)	309,900	33,667,536
Genworth Financial, Inc. Class A	1,547,530	53,235,032
Loews Corp.	437,000	22,278,260
		348,935,571

Investment Banking/Brokerage (4.9%)
Bear Stearns Cos., Inc. (The) (S)	572,000	80,080,000
E*Trade Financial Corp. †	665,000	14,689,850
Goldman Sachs Group, Inc. (The)	215,369	46,681,231
Morgan Stanley †	664,900	46,217,199
		187,668,280

Leisure (0.6%)
Brunswick Corp.	659,500	21,519,485

COMMON STOCKS (99.6%)* continued

	Shares	Value

Lodging/Tourism (1.0%)
Carnival Corp.	118,000	$5,754,860
Royal Caribbean Cruises, Ltd.	277,800	11,939,844
Wyndham Worldwide Corp. †	550,480	19,960,405
		37,655,109

Machinery (1.8%)
Caterpillar, Inc.	401,000	31,398,300
Parker-Hannifin Corp.	400,500	39,212,955
		70,611,255

Media (1.2%)
Walt Disney Co. (The)	1,381,000	47,147,340

Medical Technology (1.1%)
Baxter International, Inc.	160,300	9,031,302
Boston Scientific Corp. †	1,371,530	21,039,270
Hospira, Inc. †	272,000	10,618,880
		40,689,452

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc.
Class B (S)	450,700	37,326,974

Oil & Gas (9.0%)
Apache Corp.	252,000	20,560,680
BP PLC ADR (United Kingdom)	817,000	58,938,380
ConocoPhillips	984,000	77,244,000
Exxon Mobil Corp.	879,300	73,755,684
Marathon Oil Corp.	1,135,200	68,066,592
Newfield Exploration Co. †	249,065	11,344,911
Occidental Petroleum Corp.	140,000	8,103,200
Valero Energy Corp.	418,100	30,880,866
		348,894,313

Pharmaceuticals (4.5%)
Eli Lilly Co. (S)	167,000	9,331,960
Johnson & Johnson	594,000	36,602,280
Pfizer, Inc.	4,806,900	122,912,433
Watson Pharmaceuticals, Inc. †	102,000	3,318,060
		172,164,733

Photography/Imaging (0.1%)
Xerox Corp. †	145,700	2,692,536

Publishing (0.9%)
Idearc, Inc.	775,595	27,401,771
R. R. Donnelley & Sons Co.	142,600	6,204,526
		33,606,297

Railroads (0.1%)
Norfolk Southern Corp.	99,000	5,204,430

Putnam VT Growth and Income Fund

COMMON STOCKS (99.6%)* continued

	Shares	Value

Regional Bells (3.6%)
Qwest Communications
International, Inc. † (S)	3,385,102	$32,835,489
Verizon Communications, Inc. (S)	2,618,900	107,820,113
		140,655,602

Retail (2.8%)
Big Lots, Inc. †	219,118	6,446,452
Circuit City Stores-Circuit City Group	1,405,000	21,187,400
Home Depot, Inc. (The)	931,400	36,650,590
Macy’s, Inc.	577,000	22,953,060
OfficeMax, Inc.	108,300	4,256,190
Ross Stores, Inc.	431,000	13,274,800
Supervalu, Inc.	62,800	2,908,896
		107,677,388

Schools (0.7%)
Apollo Group, Inc. Class A †	430,000	25,124,900
Career Education Corp. †	85,000	2,870,450
		27,995,350

Software (1.5%)
McAfee, Inc. †	286,000	10,067,200
Microsoft Corp.	862,000	25,403,140
Oracle Corp. †	1,082,800	21,341,988
		56,812,328

Technology Services (1.0%)
Computer Sciences Corp. †	331,000	19,578,650
Symantec Corp. †	911,000	18,402,200
		37,980,850

Telecommunications (1.1%)
Embarq Corp.	47,130	2,986,628
Sprint Nextel Corp.	1,998,600	41,391,006
		44,377,634

Telephone (1.6%)
AT&T, Inc.	1,467,000	60,880,500

Tobacco (0.3%)
Altria Group, Inc.	186,800	13,102,152

Toys (0.2%)
Mattel, Inc.	240,400	6,079,715

Waste Management (0.9%)
Waste Management, Inc.	842,000	32,880,100

Total common stocks (cost $3,038,681,739)		$3,851,743,415

SHORT-TERM INVESTMENTS (8.7%)* (cost $336,027,859)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53%
and due dates ranging from July 2, 2007
to August 20, 2007 (d)	$336,588,372	$336,027,859

Total investments (cost $3,374,709,598)		$4,187,771,274

See page 269 for Notes to the Portfolios.

Putnam VT Growth Opportunities Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.9%)*

	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	8,200	$433,944

Aerospace and Defense (7.3%)
Boeing Co. (The)	9,400	903,904
L-3 Communications Holdings, Inc.	8,201	798,695
Lockheed Martin Corp.	8,401	790,786
United Technologies Corp.	13,200	936,276
		3,429,661

Automotive (1.2%)
Harley-Davidson, Inc.	9,700	578,217

Banking (3.1%)
Commerce Bancorp, Inc.	5,800	214,542
U.S. Bancorp	16,600	546,970
Wells Fargo & Co.	19,900	699,883
		1,461,395

Biotechnology (0.6%)
Genentech, Inc. †	3,700	279,942

Building Materials (1.3%)
American Standard Cos., Inc.	5,600	330,288
Sherwin-Williams Co. (The)	4,600	305,762
		636,050

Commercial and Consumer Services (1.2%)
Dun & Bradstreet Corp. (The)	2,600	267,748
Equifax, Inc.	6,700	297,614
		565,362

Communications Equipment (4.0%)
Cisco Systems, Inc. †	50,600	1,409,210
Qualcomm, Inc.	11,400	494,646
		1,903,856

Computers (3.3%)
Apple Computer, Inc. †	8,700	1,061,748
Dell, Inc. †	16,700	476,785
		1,538,533

Conglomerates (1.6%)
Danaher Corp.	10,200	770,100

Consumer Finance (4.5%)
American Express Co.	7,600	464,968
Capital One Financial Corp.	9,000	705,960
Countrywide Financial Corp.	21,500	781,525
Mastercard, Inc. Class A	1,000	165,870
		2,118,323

Consumer Goods (2.0%)
Procter & Gamble Co. (The)	15,100	923,969

COMMON STOCKS (99.9%)* continued

	Shares	Value

Consumer Services (0.5%)
Liberty Media Holding Corp. —
Interactive Class A †	9,900	$221,067

Electronics (1.1%)
Amphenol Corp. Class A	8,500	303,025
Microchip Technology, Inc.	6,200	229,648
		532,673

Energy (1.1%)
Halliburton Co.	14,800	510,600

Financial (1.1%)
Assurant, Inc.	4,500	265,140
Moody’s Corp.	4,300	267,460
		532,600

Health Care Services (6.7%)
Aetna, Inc.	6,600	326,040
Express Scripts, Inc. †	10,600	530,106
Medco Health Solutions, Inc. †	7,500	584,925
UnitedHealth Group, Inc.	17,100	874,494
WellPoint, Inc. †	10,900	870,147
		3,185,712

Homebuilding (0.6%)
NVR, Inc. †	400	271,900

Insurance (4.3%)
American International Group, Inc.	22,400	1,568,671
Berkshire Hathaway, Inc. Class B †	123	443,415
		2,012,086

Investment Banking/Brokerage (8.4%)
Bear Stearns Cos., Inc. (The)	7,200	1,008,000
BlackRock, Inc.	2,300	360,157
Blackstone Group, LP (The) †	9,900	289,773
E*Trade Financial Corp. †	14,000	309,260
Franklin Resources, Inc.	2,700	357,669
Goldman Sachs Group, Inc. (The)	6,200	1,343,850
T. Rowe Price Group, Inc.	5,400	280,206
		3,948,915

Lodging/Tourism (2.3%)
Las Vegas Sands Corp. †	4,600	351,394
Royal Caribbean Cruises, Ltd.	5,500	236,390
Wyndham Worldwide Corp. †	13,500	489,510
		1,077,294

Machinery (2.2%)
Caterpillar, Inc.	7,700	602,910
Joy Global, Inc.	3,100	180,823
Parker-Hannifin Corp.	2,700	264,357
		1,048,090

Putnam VT Growth Opportunities Fund

COMMON STOCKS (99.9%)* continued

	Shares	Value

Media (1.3%)
Walt Disney Co. (The)	18,300	$624,762

Medical Technology (2.3%)
Becton, Dickinson and Co.	5,100	379,950
Medtronic, Inc.	13,200	684,552
		1,064,502

Metals (1.0%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	5,500	455,510

Oil & Gas (6.3%)
ConocoPhillips	9,200	722,200
Devon Energy Corp.	7,300	571,517
EOG Resources, Inc.	3,500	255,710
Hess Corp.	5,700	336,072
Occidental Petroleum Corp.	9,600	555,648
Valero Energy Corp.	7,400	546,564
		2,987,711

Pharmaceuticals (2.9%)
Johnson & Johnson	17,900	1,102,998
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	6,400	264,000
		1,366,998

Publishing (1.9%)
McGraw-Hill Cos., Inc. (The)	12,900	878,232

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A †	14,487	528,776

Restaurants (2.4%)
Starbucks Corp. †	18,500	485,440
Yum! Brands, Inc.	19,800	647,856
		1,133,296

Retail (7.6%)
Abercrombie & Fitch Co. Class A	2,400	175,152
Best Buy Co., Inc.	14,650	683,716
CVS Caremark Corp.	15,800	575,910
Home Depot, Inc. (The)	14,000	550,900
Lowe’s Cos., Inc.	16,800	515,592
Ross Stores, Inc.	10,500	323,400
Staples, Inc.	32,900	780,717
		3,605,387

Schools (0.2%)
Apollo Group, Inc. Class A †	1,900	111,017

Semiconductor (1.0%)
Applied Materials, Inc.	24,500	486,815

COMMON STOCKS (99.9%)* continued

	Shares	Value

Software (6.8%)
Adobe Systems, Inc. †	14,900	$598,235
Autodesk, Inc. †	8,500	400,180
Microsoft Corp.	46,600	1,373,302
Oracle Corp. †	41,900	825,849
		3,197,566

Technology Services (5.5%)
Accenture, Ltd. Class A (Bermuda)	9,300	398,877
Automatic Data Processing, Inc.	7,600	368,372
eBay, Inc. †	19,900	640,382
Google, Inc. Class A †	2,244	1,174,465
		2,582,096

Transportation Services (0.3%)
Expeditors International
of Washington, Inc.	3,800	156,940

Total common stocks (cost $38,796,490)		$47,159,897

SHORT-TERM INVESTMENTS (0.1%)* (cost $62,416)

	Shares	Value

Putnam Prime Money Market Fund (e)	62,416	$62,416

Total investments (cost $38,858,906)		$47,222,313

See page 269 for Notes to the Portfolios.

Putnam VT Health Sciences Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.7%)*

	Shares	Value

Biotechnology (17.6%)
Amgen, Inc. †	250,100	$13,828,029
Amylin Pharmaceuticals, Inc. † (S)	70,900	2,918,244
Arqule, Inc. †	57,600	406,080
Basilea Pharmaceutica AG
(Switzerland) †	1,000	219,800
Basilea Pharmaceutical 144A
(Switzerland) †	5,000	1,098,999
Biogen Idec, Inc. †	142,700	7,634,450
Genentech, Inc. †	155,600	11,772,696
Genzyme Corp. †	69,500	4,475,800
Idenix Pharmaceuticals, Inc. † (S)	73,700	434,830
		42,788,928

Health Care Services (16.6%)
Aetna, Inc.	67,500	3,334,500
Cardinal Health, Inc.	96,400	6,809,696
Charles River Laboratories
International, Inc. †	47,200	2,436,464
CIGNA Corp.	65,100	3,399,522
Community Health Systems, Inc. †	84,300	3,409,935
Coventry Health Care, Inc. †	47,650	2,747,023
Express Scripts, Inc. †	46,400	2,320,464
Health Management Associates, Inc.
Class A (S)	278,500	3,163,760
Medco Health Solutions, Inc. †	40,100	3,127,399
Omnicare, Inc. (S)	96,600	3,483,396
WellPoint, Inc. †	77,600	6,194,808
		40,426,967

Medical Technology (21.6%)
Baxter International, Inc.	97,900	5,515,686
Becton, Dickinson and Co.	71,200	5,304,400
Boston Scientific Corp. †	503,300	7,720,622
Edwards Lifesciences Corp. †	14,965	738,373
Hospira, Inc. †	119,300	4,657,472
Medtronic, Inc.	231,100	11,984,846
Nobel Biocare Holding AG
(Switzerland)	18,720	6,123,961
St. Jude Medical, Inc. †	145,200	6,024,348
Synthes, Inc. (Switzerland)	27,500	3,299,761
Varian Medical Systems, Inc. †	28,000	1,190,280
		52,559,749

Pharmaceuticals (42.9%)
Abbott Laboratories	117,900	6,313,545
Astellas Pharma, Inc. (Japan)	127,300	5,537,202
Barr Pharmaceuticals, Inc. †	98,100	4,927,563
Cephalon, Inc. †	26,000	2,090,140
Daiichi Sankyo Co., Ltd. (Japan)	186,300	4,951,047
Eli Lilly Co.	155,400	8,683,752
GlaxoSmithKline PLC ADR
(United Kingdom)	89,257	4,674,389

COMMON STOCKS (98.7%)* continued

	Shares	Value

Pharmaceuticals continued
Jazz Pharmaceuticals, Inc. † (S)	38,300	$612,417
Johnson & Johnson	225,800	13,913,796
Mylan Laboratories, Inc.	177,700	3,232,363
Novartis AG (Switzerland)	179,248	10,087,645
Ono Pharmaceutical Co., Ltd. (Japan)	30,300	1,606,088
Pfizer, Inc.	320,500	8,195,185
Roche Holding AG (Switzerland)	81,316	14,415,045
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	82,900	3,419,625
Wyeth	205,400	11,777,636
		104,437,438

Total common stocks (cost $179,202,508)		$240,213,082

SHORT-TERM INVESTMENTS (4.1%)*

	Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 5.28%
to 5.53% and due dates ranging
from July 02, 2007 to
August 20, 2007 (d)	$8,355,888	$8,341,977
Putnam Prime Money Market Fund (e)	1,522,583	1,522,583

Total short-term investments (cost $9,864,560)		$9,864,560

Total investments (cost $189,067,068)		$250,077,642

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Israel	1.4%
Japan	5.0
Switzerland	14.6
United Kingdom	1.9
United States	77.1

Total	100.0%

Putnam VT Health Sciences Fund

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $1,101,161) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$1,009,121	$972,126	7/18/07	$36,995
Swiss Franc	128,296	129,035	9/19/07	(739)

Total				$36,256

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $58,501,144) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,009,121	$1,001,678	07/18/07	$(7,443)
British Pound	6,565,743	6,428,695	09/19/07	(137,048)
Euro	3,251,139	3,209,744	09/19/07	(41,395)
Japanese Yen	12,344,706	12,599,460	08/15/07	254,754
Swiss Franc	35,293,952	35,261,567	09/19/07	(32,385)

Total				$36,483

See page 269 for Notes to the Portfolios.

Putnam VT High Yield Fund

The fund’s portfolio
6/30/07 (Unaudited)

CORPORATE BONDS AND NOTES (82.7%)*

	Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty
7 1/4s, 2013	$1,035,000	$1,032,413
Lamar Media Corp. company guaranty
Ser. B, 6 5/8s, 2015	540,000	511,650
		1,544,063

Automotive (4.3%)
American Axle & Manufacturing, Inc.
company guaranty 7 7/8s, 2017	1,055,000	1,036,538
ArvinMeritor, Inc. sr. unsec. notes
8 1/8s, 2015	385,000	372,969
Dana Corp. notes 5.85s, 2015	1,540,000	1,478,400
Ford Motor Co. notes 7.45s, 2031	2,405,000	1,920,994
Ford Motor Credit Corp. bonds
7 3/8s, 2011	615,000	600,827
Ford Motor Credit Corp. notes
7 7/8s, 2010	2,705,000	2,704,481
Ford Motor Credit Corp. notes
7 3/8s, 2009	1,370,000	1,359,939
Ford Motor Credit Corp. sr. notes
9 7/8s, 2011	3,825,000	4,017,946
Ford Motor Credit Corp. sr. unsec
8s, 2016	590,000	563,544
Ford Motor Credit Corp. sr. unsec.
9 3/4s, 2010	1,256,000	1,311,496
Ford Motor Credit Corp. sr. unsec.
FRN 8.105s, 2012	455,000	453,948
General Motors Corp. debs. 9.4s, 2021	320,000	312,800
General Motors Corp. notes 7.2s, 2011	5,165,000	4,964,856
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014 (S)	1,155,000	1,189,650
Tenneco Automotive, Inc. sec. notes
Ser. B, 10 1/4s, 2013	155,000	166,625
UCI Holdco, Inc. 144A sr. notes FRN
12.355s, 2013 ‡‡	1,458,852	1,480,735
United Components, Inc. sr. sub. notes
9 3/8s, 2013	350,000	361,375
		24,297,123

Basic Materials (9.7%)
Abitibi-Consolidated, Inc. debs. 8.85s,
2030 (Canada)	410,000	344,400
Abitibi-Consolidated, Inc. notes 7 3/4s,
2011 (Canada)	395,000	361,425
Abitibi-Consolidated, Inc. notes 6s,
2013 (Canada)	810,000	670,275
AK Steel Corp. company guaranty
7 3/4s, 2012	2,325,000	2,325,000
Aleris International, Inc. 144A sr. notes
9s, 2014	1,100,000	1,109,625
Aleris International, Inc. 144A sr. sub.
notes 10s, 2016	1,240,000	1,230,700
Algoma Acquisition Corp. 144A unsec.
notes 9 7/8s, 2015 (Canada)	505,000	502,475

CORPORATE BONDS AND NOTES (82.7%)* continued

		Principal amount	Value

Basic Materials continued
ARCO Chemical Co. debs. 10 1/4s, 2010		$715,000	$772,200
Builders FirstSource, Inc. company
guaranty FRN 9.61s, 2012		1,125,000	1,139,063
Century Aluminum Co. company
guaranty 7 1/2s, 2014		625,000	630,469
Chaparral Steel Co. company
guaranty 10s, 2013		3,150,000	3,437,438
Clondalkin Acquisition BV 144A sec.
FRN 7.359s, 2013 (Netherlands)		300,000	299,985
Clondalkin Industries BV 144A sr.
notes 8s, 2014 (Netherlands)	EUR	1,125,000	1,552,912
Compass Minerals International, Inc.
sr. disc. notes stepped-coupon Ser. B,
zero % (12s, 6/1/08), 2013 ††		$535,000	530,988
Compass Minerals International, Inc.
sr. notes stepped-coupon zero %
(12 3/4s, 12/15/07), 2012 ††		2,275,000	2,331,875
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. bonds 8 3/8s, 2017		2,985,000	3,179,025
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. FRN 8.564s, 2015		535,000	560,413
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. notes 8 1/4s, 2015		1,490,000	1,568,225
Georgia-Pacific Corp. debs. 9 1/2s, 2011		2,545,000	2,697,700
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		1,410,000	1,487,550
Graphic Packaging International Corp
sr. notes 8 1/2s, 2011		1,295,000	1,324,138
Hercules, Inc. company guaranty
6 3/4s, 2029		1,600,000	1,552,000
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		1,635,000	1,692,225
Huntsman, LLC company guaranty
11 5/8s, 2010		4,000	4,300
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012		755,000	749,338
Lyondell Chemical Co. company
guaranty 8 1/4s, 2016		670,000	700,150
Lyondell Chemical Co. company
guaranty 8s, 2014		1,075,000	1,104,563
MacDermid, Inc. 144A sr. sub. notes
9 1/2s, 2017		1,510,000	1,517,550
MDP Acquisitions PLC sr. notes
9 5/8s, 2012 (Ireland)		157,000	164,458
Metals USA, Inc. sec. notes
11 1/8s, 2015		1,425,000	1,553,250
Momentive Performance Materials, Inc.
144A sr. notes 9 3/4s, 2014		2,705,000	2,732,050
Mosaic Co. (The) 144A sr. notes
7 5/8s, 2016		335,000	342,538
Mosaic Co. (The) 144A sr. notes
7 3/8s, 2014		200,000	202,000
Nalco Co. sr. sub. notes 8 7/8s, 2013		1,975,000	2,049,063

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

		Principal amount	Value

Basic Materials continued
NewPage Corp. company guaranty
10s, 2012		$560,000	$604,800
NewPage Holding Corp. sr. notes
FRN 12.36s, 2013 ‡‡		210,128	208,027
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		665,000	643,388
Novelis, Inc. company guaranty
7 1/4s, 2015		2,140,000	2,196,175
PQ Corp. company guaranty
7 1/2s, 2013		1,715,000	1,817,900
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	1,345,000	1,892,996
Smurfit-Stone Container
Enterprises, Inc. sr. unsec 8s, 2017		$910,000	882,700
Steel Dynamics, Inc. 144A sr. notes
6 3/4s, 2015		1,960,000	1,920,800
Stone Container Finance company
guaranty 7 3/8s, 2014 (Canada)		210,000	201,600
Tube City IMS Corp. 144A sr. sub.
notes 9 3/4s, 2015		1,085,000	1,112,125
Ucar Finance, Inc. company
guaranty 10 1/4s, 2012		158,000	165,505
Verso Paper Holdings, LLC./Verso
Paper, Inc. 144A sec. sr. notes
9 1/8s, 2014		395,000	407,838
Wheeling-Pittsburgh Steel Corp.
sr. notes Ser. A, 5s, 2011 ‡‡		160,965	125,553
Wheeling-Pittsburgh Steel Corp.
sr. notes Ser. B, 6s, 2010 ‡‡		102,645	80,063
			54,678,836

Broadcasting (2.0%)
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015		2,395,000	2,251,300
DirecTV Holdings, LLC sr. notes
8 3/8s, 2013		209,000	218,666
Echostar DBS Corp. company
guaranty 7s, 2013		1,080,000	1,063,800
Echostar DBS Corp. company
guaranty 6 5/8s, 2014		250,000	238,750
Echostar DBS Corp. sr. notes
6 3/8s, 2011		2,660,000	2,606,800
Ion Media Networks, Inc. 144A
sr. sec. FRN 11.606s, 2013		680,000	703,800
Ion Media Networks, Inc. 144A
sr. sec. FRN 8.606s, 2012		820,000	830,250
LIN Television Corp. company
guaranty Ser. B, 6 1/2s, 2013		170,000	166,175
Sirius Satellite Radio, Inc. sr. unsecd.
notes 9 5/8s, 2013		1,265,000	1,239,700
Univision Communications, Inc. 144A
sr. notes 9 3/4s, 2015 ‡‡		795,000	785,063

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Broadcasting continued
Young Broadcasting, Inc. company
guaranty 10s, 2011	$847,000	$842,765
Young Broadcasting, Inc. sr. sub. notes
8 3/4s, 2014	290,000	274,050
		11,221,119

Building Materials (1.1%)
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	1,590,000	1,661,550
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	1,545,000	1,120,125
Texas Industries, Inc. sr. unsecd.
notes 7 1/4s, 2013	1,480,000	1,483,700
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	1,870,000	1,781,175
		6,046,550

Cable Television (2.8%)
Adelphia Communications Corp.
escrow zero %, 2010	290,000	89,900
Adelphia Communications Corp.
escrow zero %, 2009	80,000	25,600
Adelphia Communications Corp.
escrow zero %, 2008	755,000	233,106
Adelphia Communications Corp.
zero %, 2009	140,000	42,350
Adelphia Communications Corp.
zero %, 2007	130,000	39,325
Atlantic Broadband Finance, LLC
company guaranty 9 3/8s, 2014	865,000	873,650
Cablevision Systems Corp. sr. notes
Ser. B, 8s, 2012	425,000	419,688
CCH I Holdings, LLC company guaranty
12 1/8s, 2015	15,000	15,150
CCH I, LLC/Capital Corp. sec. notes
11s, 2015	5,789,000	6,042,269
CCH II, LLC/Capital Corp. sr. notes
Ser. B, 10 1/4s, 2010	1,275,000	1,330,781
CCH, LLC/Capital Corp. sr. notes
10 1/4s, 2010	1,200,000	1,254,000
CSC Holdings, Inc. sr. notes
6 3/4s, 2012	1,495,000	1,420,250
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011	1,450,000	1,439,125
NTL Cable PLC sr. notes 9 1/8s, 2016
(United Kingdom)	580,000	607,550
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	1,935,000	2,012,400
		15,845,144

Capital Goods (7.8%)
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016	1,615,000	1,570,588
Allied Waste North America, Inc. company
guaranty 6 7/8s, 2017	1,975,000	1,910,813

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

		Principal amount	Value

Capital Goods continued
American Railcar Industries, Inc. sr.
unsec. 7 1/2s, 2014		$260,000	$258,700
Baldor Electric Co. company guaranty
8 5/8s, 2017		1,590,000	1,681,425
Berry Plastics Holding Corp. company
guaranty 10 1/4s, 2016		1,810,000	1,810,000
Berry Plastics Holding Corp. sec. notes
8 7/8s, 2014		1,610,000	1,630,125
Blount, Inc. sr. sub. notes 8 7/8s, 2012		835,000	843,350
Bombardier, Inc. 144A sr. notes 8s,
2014 (Canada) (S)		1,130,000	1,169,550
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		1,485,000	1,499,850
General Cable Corp. 144A sr. notes
7 1/8s, 2017		920,000	910,800
General Cable Corp. 144A sr. notes
FRN 7.725s, 2015		185,000	185,000
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		1,545,000	1,556,588
Hawker Beechcraft Acquisition
Co., LLC 144A sr. notes 8 7/8s, 2015 ‡‡		870,000	896,100
Hawker Beechcraft Acquisition Co.,
LLC 144A sr. notes 8 1/2s, 2015		1,115,000	1,151,238
Hawker Beechcraft Acquisition Co., LLC
144A sr. sub. notes 9 3/4s, 2017		655,000	684,475
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,120,000	1,086,400
K&F Acquisitions, Inc. company guaranty
7 3/4s, 2014		1,730,000	1,833,800
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		640,000	655,200
L-3 Communications Corp. company
guaranty 6 1/8s, 2013		1,580,000	1,493,100
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		1,510,000	1,426,950
Legrand SA debs. 8 1/2s, 2025 (France)		2,895,000	3,379,913
Manitowoc Co., Inc. (The) company
guaranty 10 1/2s, 2012		1,246,000	1,311,415
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013		720,000	721,800
Milacron Escrow Corp. sec. notes
11 1/2s, 2011		1,875,000	1,814,063
Mueller Water Products, Inc. 144A
sr. sub. notes 7 3/8s, 2017		570,000	565,218
Owens-Brockway Glass
Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,490,000	2,019,442
Owens-Brockway Glass
Container, Inc. sr. sec. notes
8 3/4s, 2012		$895,000	935,275
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014		2,575,000	2,639,375
Solo Cup Co. sr. sub. notes
8 1/2s, 2014		410,000	358,750

CORPORATE BONDS AND NOTES (82.7%)* continued

Principal amount		Value
Capital Goods continued
TD Funding Corp. company
guaranty 7 3/4s, 2014	$340,000	$343,400
TD Funding Corp. 144A sr. sub.
notes 7 3/4s, 2014	1,270,000	1,282,700
Tekni-Plex, Inc. secd. notes
10 7/8s, 2012	1,990,000	2,208,900
Titan International, Inc. company
guaranty 8s, 2012	1,465,000	1,505,288
WCA Waste Corp. company
guaranty 9 1/4s, 2014	590,000	613,600
		43,953,191

Commercial and Consumer Services (0.3%)
iPayment, Inc. company guaranty
9 3/4s, 2014	510,000	510,000
Travelport LLC company guaranty
11 7/8s, 2016	365,000	402,869
Travelport LLC company guaranty
9 7/8s, 2014	550,000	583,000
		1,495,869

Communication Services (7.0%)
American Cellular Corp. company
guaranty 9 1/2s, 2009	385,000	392,700
American Tower Corp. sr. notes
7 1/2s, 2012	785,000	806,588
BCM Ireland Finance Ltd. 144A
FRN 9.061s, 2016 (Cayman Islands) EUR	440,000	610,696
Centennial Cellular Operating
Co., LLC company guaranty
10 1/8s, 2013	$715,000	766,838
Centennial Communications Corp.
sr. notes 10s, 2013	370,000	396,825
Centennial Communications Corp.
sr. notes FRN 11.099s, 2013	885,000	924,825
Cincinnati Bell, Inc. company
guaranty 7s, 2015	520,000	509,600
Citizens Communications Co. notes
9 1/4s, 2011	1,075,000	1,161,000
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014	1,745,000	1,801,713
Cricket Communications, Inc.
144A company guaranty
9 3/8s, 2014	185,000	191,013
Digicel Group, Ltd. 144A sr. notes
8 7/8s, 2015 (Bermuda)	1,225,000	1,200,500
Digicel, Ltd. 144A sr. notes 9 1/4s,
2012 (Jamaica)	1,430,000	1,506,863
Dobson Cellular Systems sec.
notes 9 7/8s, 2012	1,175,000	1,266,063
Dobson Communications Corp.
sr. notes 8 7/8s, 2013	600,000	627,000
Inmarsat Finance PLC company
guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012
(United Kingdom) ††	2,134,000	2,035,303

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

Principal amount		Value

Communication Services continued
Intelsat Bermuda, Ltd. company
guaranty FRN 8.876s, 2015 (Bermuda)	$490,000	$500,413
Intelsat Bermuda, Ltd. sr. unsec.
11 1/4s, 2016 (Bermuda)	2,665,000	2,998,125
Intelsat Intermediate Holding Co., Ltd.
company guaranty stepped-coupon
zero % (9 1/4s, 2/1/10), 2015 (Bermuda) ††	625,000	514,063
Intelsat Subsidiary Holding Co., Ltd.
sr. notes 8 1/2s, 2013 (Bermuda)	285,000	289,275
iPCS, Inc. 144A sec. FRN 7.48s, 2013	500,000	500,625
Level 3 Financing, Inc. company
guaranty 12 1/4s, 2013	660,000	757,350
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	1,375,000	1,388,750
Level 3 Financing, Inc. 144A
sr. notes 8 3/4s, 2017	790,000	781,113
MetroPCS Wireless, Inc. 144A
sr. notes 9 1/4s, 2014	1,710,000	1,765,575
MetroPCS Wireless, Inc. 144A
sr. notes 9 1/4s, 2014	330,000	340,725
Nordic Telephone Co. Holdings
ApS 144A sr. notes 8 7/8s,
2016 (Denmark)	260,000	275,600
PAETEC Holding Corp. 144A
sr. notes 9 1/2s, 2015	520,000	520,000
PanAmSat Corp. company
guaranty 9s, 2014	530,000	552,525
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	2,995,000	3,032,438
Qwest Corp. debs. 7 1/4s, 2025	555,000	553,613
Qwest Corp. notes 8 7/8s, 2012	2,140,000	2,305,850
Qwest Corp. sr. notes 7 5/8s, 2015	5,000	5,163
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	600,000	606,406
Rural Cellular Corp. sr. notes
9 7/8s, 2010	405,000	423,225
Rural Cellular Corp. sr. sub.
FRN 11.106s, 2012	330,000	339,900
Rural Cellular Corp. 144A
sr. sub. notes FRN 8.36s, 2013	700,000	696,500
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	1,165,000	1,112,575
Time Warner Telecom, Inc.
company guaranty 9 1/4s, 2014	785,000	832,100
West Corp. company guaranty
11s, 2016	390,000	407,550
West Corp. company guaranty
9 1/2s, 2014	715,000	732,875
Windstream Corp. company
guaranty 8 5/8s, 2016	2,035,000	2,152,013
Windstream Corp. company
guaranty 8 1/8s, 2013	1,065,000	1,112,925
		39,694,799

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Consumer (0.6%)
Jostens IH Corp. company guaranty
7 5/8s, 2012	$3,560,000	$3,542,200

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company
guaranty 6s, 2012	1,035,000	992,306
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	1,290,000	1,299,675
Jarden Corp. company guaranty
7 1/2s, 2017	1,055,000	1,041,813
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	1,145,000	1,176,488
Playtex Products, Inc. company
guaranty 8s, 2011	2,665,000	2,744,950
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	1,408,000	1,443,200
Spectrum Brands, Inc. company
guaranty 11 1/4s, 2013 ‡‡	1,015,000	943,950
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	1,850,000	1,486,938
		11,129,320

Consumer Services (0.6%)
Rental Services Corp. 144A bonds
9 1/2s, 2014	1,165,000	1,188,300
United Rentals NA, Inc. sr. sub.
notes 7s, 2014	2,235,000	2,179,125
		3,367,425

Energy (8.8%)
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	2,835,000	2,721,600
Bluewater Finance, Ltd. company
guaranty 10 1/4s, 2012 (Cayman Islands)	1,000,000	1,042,500
Chaparral Energy, Inc. 144A sr. notes
8 7/8s, 2017	1,235,000	1,219,563
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)	1,920,000	1,828,800
Chesapeake Energy Corp. company
guaranty 7 3/4s, 2015	514,000	522,995
Chesapeake Energy Corp. sr. notes 7
1/2s, 2014	500,000	506,250
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	1,395,000	1,419,413
Chesapeake Energy Corp. sr. notes
7s, 2014	625,000	620,313
Complete Production Services, Inc.
144A sr. notes 8s, 2016	995,000	1,004,950
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	2,120,000	2,093,500
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	1,000,000	955,000
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015	1,120,000	1,117,200

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Energy continued
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	$612,000	$614,295
Encore Acquisition Co. sr. sub. notes
6 1/4s, 2014	495,000	441,788
Encore Acquisition Co. sr. sub. notes
6s, 2015	1,643,000	1,449,948
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	1,450,000	1,442,750
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,251,450
Hanover Compressor Co. sr. notes
9s, 2014	730,000	771,975
Hanover Equipment Trust sec. notes
Ser. B, 8 3/4s, 2011	350,000	359,625
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)	1,350,000	1,324,688
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. notes 9s, 2016	535,000	553,725
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	555,000	507,825
Inergy LP/Inergy Finance Corp.
sr. notes 6 7/8s, 2014	2,310,000	2,188,725
Massey Energy Co. sr. notes
6 5/8s, 2010	1,195,000	1,177,075
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	2,220,000	2,142,300
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	1,235,000	1,163,988
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011	734,753	746,751
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014	755,000	781,138
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	675,000	688,500
Peabody Energy Corp. sr. notes
5 7/8s, 2016	1,490,000	1,385,700
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	3,055,000	3,230,663
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	510,000	506,175
Plains Exploration & Production Co.
company guaranty 7s, 2017	1,160,000	1,099,100
Pogo Producing Co. sr. sub. notes
7 7/8s, 2013	660,000	673,200
Pogo Producing Co. sr. sub. notes
6 7/8s, 2017	1,860,000	1,846,050
Pride International, Inc. sr. notes
7 3/8s, 2014	1,445,000	1,448,613
Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	940,000	907,100
Sabine Pass LNG LP 144A sec.
notes 7 1/2s, 2016	950,000	945,250
Stallion Oilfield Services/Stallion Oilfield
Finance Corp. 144A sr. unsec. notes
9 3/4s, 2015	1,355,000	1,395,650

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Energy continued
Targa Resources, Inc. 144A company
guaranty 8 1/2s, 2013	$1,880,000	$1,908,200
Whiting Petroleum Corp. company
guaranty 7s, 2014	2,140,000	2,011,600
		50,015,931

Entertainment (1.4%)
AMC Entertainment, Inc. company
guaranty 11s, 2016	744,000	822,120
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014	187,000	183,260
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	1,020,000	1,040,400
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	685,000	691,850
Cinemark, Inc. sr. disc. notes stepped-
coupon zero % (9 3/4s, 3/15/09), 2014 ††	1,685,000	1,533,350
Hertz Corp. company guaranty
8 7/8s, 2014	1,325,000	1,381,313
Marquee Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(12s, 8/15/09), 2014 ††	1,275,000	1,109,250
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	550,000	562,375
Universal City Florida Holding Co.
sr. notes FRN 10.106s, 2010	780,000	795,600
		8,119,518

Financial (3.9%)
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	1,875,000	1,921,875
Finova Group, Inc. notes 7 1/2s, 2009	1,575,340	342,636
General Motors Acceptance Corp.
notes 7 3/4s, 2010	4,025,000	4,074,640
General Motors Acceptance Corp.
notes 7s, 2012	625,000	615,873
General Motors Acceptance Corp.
notes 6 7/8s, 2012	3,685,000	3,601,435
General Motors Acceptance Corp.
notes 6 3/4s, 2014	4,730,000	4,529,713
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009	1,100,000	1,084,091
GMAC LLC unsub. notes 6 5/8s, 2012	110,000	106,732
HUB International Holdings, Inc.
144A sr. notes 9s, 2014	240,000	235,200
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	335,000	322,438
Leucadia National Corp. 144A sr. notes
7 1/8s, 2017	920,000	892,400
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	1,270,000	1,222,375
Realogy Corp. 144A sr. notes
10 1/2s, 2014 (R)	3,245,000	3,090,863
USI Holdings Corp. 144A sr. notes
FRN 9.23s, 2014	215,000	213,925
		22,254,196

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Food (1.6%)
Archibald Candy Corp. company
guaranty 10s, 2007 (In default) † (F)	$176,170	$9,205
Chiquita Brands International, Inc.
sr. notes 8 7/8s, 2015	205,000	193,469
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	1,165,000	1,052,869
Dean Foods Co. company guaranty
7s, 2016	850,000	811,750
Del Monte Corp. company guaranty
6 3/4s, 2015	1,070,000	1,019,175
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	1,305,000	1,347,413
Nutro Products, Inc. 144A sr. notes
FRN 9.37s, 2013	655,000	691,418
Pilgrim’s Pride Corp. sr. unsec 7 5/8s, 2015	1,516,000	1,516,000
Pinnacle Foods Finance LLC 144A
sr. sub. notes 10 5/8s, 2017	650,000	625,625
Swift & Co. company guaranty 10 1/8s, 2009	1,125,000	1,166,771
Swift & Co. sr. sub. notes 12 1/2s, 2010	570,000	603,368
		9,037,063

Gaming & Lottery (3.5%)
Boyd Gaming Corp. sr. sub. notes
7 3/4s, 2012	300,000	307,500
Boyd Gaming Corp. sr. sub. notes
7 1/8s, 2016	1,445,000	1,401,650
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	1,195,000	1,171,100
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	1,665,000	1,742,006
MGM Mirage, Inc. company guaranty
6s, 2009	1,735,000	1,719,819
Pinnacle Entertainment Inc. 144A
sr. sub. notes 7 1/2s, 2015	1,275,000	1,230,375
Pinnacle Entertainment, Inc. sr. sub.
notes 8 3/4s, 2013	40,000	41,800
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	1,225,000	1,261,750
Scientific Games Corp. company
guaranty 6 1/4s, 2012	1,390,000	1,336,138
Station Casinos, Inc. sr. notes 6s, 2012	1,615,000	1,518,100
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	2,630,000	2,610,275
Wimar Opco, LLC. 144A sr. sub.
notes 9 5/8s, 2014	3,640,000	3,503,500
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	1,789,000	1,724,149
		19,568,162

Health Care (5.6%)
Accellent, Inc. company guaranty
10 1/2s, 2013	1,355,000	1,344,838
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	540,000	563,608

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Health Care continued
Community Health Systems, Inc.
144A sr. notes 8 7/8s, 2015	$2,845,000	$2,884,119
DaVita, Inc. company guaranty
6 5/8s, 2013	1,350,000	1,317,938
Elan Finance PLC/Elan Finance
Corp. company guaranty 7 3/4s,
2011 (Ireland)	715,000	716,788
HCA, Inc. notes 6 3/8s, 2015	520,000	442,000
HCA, Inc. notes 5 3/4s, 2014	555,000	469,669
HCA, Inc. sr. notes 7 7/8s, 2011	225,000	228,375
HCA, Inc. 144A sec. notes
9 1/4s, 2016	2,335,000	2,486,775
HCA, Inc. 144A sec. notes
9 1/8s, 2014	1,575,000	1,655,719
HCA, Inc. 144A sec. sr. notes
9 5/8s, 2016 ‡‡	1,995,000	2,144,625
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	100,000	100,000
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	345,000	321,281
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	1,590,000	1,572,113
Select Medical Corp. company
guaranty 7 5/8s, 2015	1,445,000	1,293,275
Service Corporation International
debs. 7 7/8s, 2013	688,000	700,858
Service Corporation International
sr. notes 7s, 2017	1,050,000	1,000,125
Service Corporation International
sr. notes 6 3/4s, 2016	1,495,000	1,416,513
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	1,830,000	1,761,375
Sun Healthcare Group, Inc. 144A
sr. sub. notes 9 1/8s, 2015	980,000	1,019,200
Surgical Care Affiliates, Inc. 144A
sr. notes 8 7/8s, 2015 ‡‡	355,000	353,225
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	355,000	353,225
Tenet Healthcare Corp. notes
7 3/8s, 2013	1,570,000	1,418,888
Tenet Healthcare Corp. sr. notes
9 7/8s, 2014	755,000	747,450
Tenet Healthcare Corp. sr. notes
9 1/4s, 2015	600,000	570,000
US Oncology, Inc. company
guaranty 9s, 2012	1,345,000	1,385,350
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	1,420,000	1,405,800
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	545,000	595,413
Ventas Realty LP/Capital Corp.
company guaranty 6 3/4s, 2010 (R)	520,000	525,200

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

Principal amount		Value

Health Care continued
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	$395,000	$389,569
Ventas Realty LP/Capital Corp.
sr. notes 6 1/2s, 2016 (R)	530,000	516,750
		31,700,064

Homebuilding (0.4%)
K. Hovnanian Enterprises, Inc. company
guaranty 8 7/8s, 2012	425,000	391,000
Meritage Homes Corp. company
guaranty 6 1/4s, 2015 (S)	1,185,000	1,060,575
Meritage Homes Corp. sr. notes
7s, 2014	205,000	190,650
Standard Pacific Corp. sr. notes
7 3/4s, 2013	470,000	432,400
Standard Pacific Corp. sr. notes
6 1/2s, 2008	400,000	392,000
		2,466,625

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	2,125,000	2,178,125

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty
8 1/2s, 2008 (R)	505,000	530,881
Host Marriott LP company guaranty
Ser. Q, 6 3/4s, 2016 (R)	30,000	29,400
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	2,240,000	2,242,800
		2,803,081

Media (1.8%)
Affinion Group, Inc. company guaranty
11 1/2s, 2015	925,000	999,000
Affinion Group, Inc. company guaranty
10 1/8s, 2013	1,355,000	1,446,463
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,459,050
Idearc, Inc. company guaranty 8s, 2016	3,715,000	3,752,150
Interpublic Group of Companies, Inc.
notes 6 1/4s, 2014	285,000	261,488
Nielsen Finance LLC/Nielsen
Finance Co. 144A sr. disc. notes stepped-
coupon zero % (12 1/2s, 8/2/11), 2016 ††	1,515,000	1,068,075
Nielsen Finance LLC/Nielsen
Finance Co. 144A sr. notes 10s, 2014	1,165,000	1,231,988
		10,218,214

Publishing (2.2%)
American Media, Inc. company
guaranty 8 7/8s, 2011	470,000	446,500
American Media, Inc. company
guaranty Ser. B, 10 1/4s, 2009	1,605,000	1,532,775
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	895,304	888,589
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	530,000	519,400

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Publishing continued
Dex Media, Inc. disc. notes stepped-
coupon zero % (9s, 11/15/08), 2013 ††	$685,000	$644,756
Dex Media, Inc. notes 8s, 2013	400,000	406,000
PRIMEDIA, Inc. sr. notes 8s, 2013	1,535,000	1,615,588
R.H. Donnelley Corp. sr. disc. notes
Ser. A-1, 6 7/8s, 2013	80,000	75,800
R.H. Donnelley Corp. sr. disc. notes
Ser. A-2, 6 7/8s, 2013	1,035,000	980,663
R.H. Donnelley Corp. sr. notes
6 7/8s, 2013	645,000	611,138
R.H. Donnelley Corp. sr. notes
Ser. A-3, 8 7/8s, 2016	1,130,000	1,175,200
Reader’s Digest Association, Inc.
(The) 144A sr. sub. notes 9s, 2017	1,295,000	1,210,825
Vertis, Inc. company guaranty
Ser. B, 10 7/8s, 2009	1,940,000	1,901,200
Vertis, Inc. 144A sub. notes
13 1/2s, 2009	600,000	480,000
		12,488,434

Restaurants (0.4%)
Buffets, Inc. company guaranty
12 1/2s, 2014	1,730,000	1,656,475
OSI Restaurant Partners, Inc.
144A sr. notes 10s, 2015	535,000	510,925
		2,167,400

Retail (1.7%)
Asbury Automotive Group, Inc.
sr. sub. notes 8s, 2014	885,000	893,850
Autonation, Inc. company
guaranty 7s, 2014	260,000	256,750
Autonation, Inc. company
guaranty FRN 7.356s, 2013	405,000	403,988
Harry & David Holdings, Inc.
company guaranty 9s, 2013	860,000	872,900
Harry & David Holdings, Inc.
company guaranty FRN 10.36s, 2012	285,000	289,275
Michaels Stores, Inc. 144A sr. sub.
notes 11 3/8s, 2016	1,540,000	1,609,300
Movie Gallery, Inc. sr. unsecd.
notes 11s, 2012	495,000	326,700
Neiman-Marcus Group, Inc.
company guaranty 9s, 2015	775,000	829,250
Rite Aid Corp. company guaranty
9 3/8s, 2015	1,175,000	1,128,000
Rite Aid Corp. company guaranty
7 1/2s, 2015	785,000	775,188
Rite Aid Corp. secd. notes 7 1/2s, 2017	345,000	332,925
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	1,245,000	1,238,775
Victoria Acquisition II BV 144A sr.
unsec. 12.061s, 2015 (Netherlands) ‡‡	363,683	495,864
		9,452,765

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Technology (5.9%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	$730,000	$717,225
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	950,000	895,375
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013	1,882,000	1,811,425
Amkor Technologies, Inc. sr. unsecd.
notes 9 1/4s, 2016	255,000	262,650
Avago Technologies Finance company
guaranty 10 1/8s, 2013 (Singapore)	275,000	292,875
Avago Technologies Finance company
guaranty FRN 10.86s, 2013 (Singapore)	29,000	29,798
Celestica, Inc. sr. sub. notes 7 7/8s,
2011 (Canada)	555,000	538,350
Celestica, Inc. sr. sub. notes 7 5/8s,
2013 (Canada)	665,000	621,775
CHR Intermediate Holding Corp. 144A
sr. notes 12.61s, 2013 ‡‡	635,000	632,619
Compucom Systems, Inc. 144A sr.
notes 12s, 2014	1,150,000	1,236,250
Freescale Semiconductor, Inc. 144A
sr. notes 9 1/8s, 2014 ‡‡	1,445,000	1,358,300
Freescale Semiconductor, Inc. 144A
sr. notes 8 7/8s, 2014	2,885,000	2,755,175
Freescale Semiconductor, Inc. 144A
sr. sub. notes 10 1/8s, 2016 (S)	1,440,000	1,353,600
Iron Mountain, Inc. company guaranty
8 3/4s, 2018	465,000	478,950
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	620,000	627,750
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	1,895,000	1,738,663
Lucent Technologies, Inc. debs.
6.45s, 2029	1,840,000	1,600,800
Lucent Technologies, Inc. notes
5 1/2s, 2008	400,000	396,000
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	690,000	589,950
Nortel Networks, Ltd. 144A company
guaranty 10 3/4s, 2016 (Canada)	400,000	442,000
Nortel Networks, Ltd. 144A company
guaranty FRN 9.606s, 2011 (Canada)	1,230,000	1,308,413
NXP BV/NXP Funding, LLC sec. FRN
8.106s, 2013 (Netherlands)	1,200,000	1,201,500
NXP BV/NXP Funding, LLC sec. notes
7 7/8s, 2014 (Netherlands)	2,015,000	1,984,775
Open Solutions, Inc. 144A sr. sub. notes
9 3/4s, 2015	845,000	853,450
Seagate Technology Hdd Holdings company
guaranty 6.8s, 2016 (Cayman Islands)	670,000	642,264
Solectron Global Finance Corp. company
guaranty 8s, 2016	580,000	620,600
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	1,906,000	2,015,595

CORPORATE BONDS AND NOTES (82.7%)* continued

	Principal amount	Value

Technology continued
SunGard Data Systems, Inc.
company guaranty 9 1/8s, 2013	$3,326,000	$3,404,993
Unisys Corp. sr. notes 8s, 2012	960,000	933,600
Xerox Capital Trust I company
guaranty 8s, 2027 (S)	895,000	918,819
Xerox Corp. sr. notes 7 5/8s, 2013	230,000	240,977
Xerox Corp. sr. notes 6 7/8s, 2011	555,000	575,844
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	275,000	282,089
		33,362,449

Textiles (1.1%)
Hanesbrands, Inc. company guaranty
FRN Ser. B, 8.784s, 2014	1,935,000	1,964,025
Levi Strauss & Co. sr. notes 9 3/4s, 2015	2,405,000	2,573,350
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,025,000	1,050,625
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	860,000	887,950
		6,475,950

Transportation (—%)
Delta Air Lines, Inc. 8.3s, 2029	1,400,000	98,000
Northwest Airlines, Inc. 10s, 2009	980,000	126,175
		224,175

Utilities & Power (5.0%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	169,695
AES Corp. (The) 144A sec. notes
9s, 2015	1,455,000	1,542,300
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	1,490,000	1,575,675
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	457,356
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	358,761
Colorado Interstate Gas Co. debs.
6.85s, 2037	1,055,000	1,057,214
Colorado Interstate Gas Co. sr. notes
5.95s, 2015	295,000	287,261
Dynegy-Roseton Danskamme
company guaranty Ser. A, 7.27s, 2010	810,000	823,163
Dynegy-Roseton Danskamme
company guaranty Ser. B, 7.67s, 2016	1,130,000	1,168,138
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	510,000	507,450
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	615,000	608,850
Edison Mission Energy 144A sr. notes
7.2s, 2019	1,020,000	958,800
Edison Mission Energy 144A sr. notes
7s, 2017	710,000	669,175
El Paso Natural Gas Co. debs.
8 5/8s, 2022	360,000	421,389
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	1,240,000	1,174,900
Mirant Americas Generation, Inc.
sr. notes 8.3s, 2011	1,125,000	1,161,563

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (82.7%)* continued

Principal amount		Value

Utilities & Power continued
Mirant North America, LLC
company guaranty 7 3/8s, 2013	$1,665,000	$1,702,463
NRG Energy, Inc. company guaranty
7 3/8s, 2017	685,000	686,713
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,455,000	3,463,638
Orion Power Holdings, Inc. sr. notes
12s, 2010	1,240,000	1,401,200
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	1,010,522
Sierra Pacific Power Co. general
ref. mtge. 6 1/4s, 2012	275,000	277,221
Sierra Pacific Resources sr. notes
8 5/8s, 2014	1,210,000	1,298,708
Teco Energy, Inc. notes 7.2s, 2011	335,000	347,171
Teco Energy, Inc. notes 7s, 2012	525,000	542,522
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	86,699
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	144,175
Tennessee Gas Pipeline Co. unsec.
notes 7 1/2s, 2017	500,000	538,020
Transcontinental Gas Pipeline Corp.
debs. 7 1/4s, 2026	1,250,000	1,307,813
Utilicorp United, Inc. sr. notes 9.95s, 2011	38,000	40,981
Williams Cos., Inc. (The) notes
7 3/4s, 2031	695,000	735,831
Williams Cos., Inc. (The) notes
7 5/8s, 2019	550,000	580,250
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	435,000	436,088
Williams Partners LP/ Williams Partners
Finance Corp. company guaranty
7 1/4s, 2017	520,000	522,600
		28,064,305

Total corporate bonds and notes (cost $466,032,652)		$467,412,096

SENIOR LOANS (4.9%)* (c)

	Principal amount	Value

Automotive (0.1%)
Dana Corp. bank term loan FRN
7.88s, 2008	$300,000	$300,563

Basic Materials (0.1%)
Freeport-McMoRan Copper &
Gold, Inc. bank term loan FRN Ser. B,
7.07s, 2014	163,333	163,380
Novelis, Inc. bank term loan FRN
7.61s, 2012	113,471	113,488
Novelis, Inc. bank term loan FRN
Ser. B, 7.59s, 2012	197,080	197,111
		473,979

Broadcasting (—%)
Young Broadcasting, Inc. bank term
loan FRN Ser. B, 7 7/8s, 2012	79,840	80,020

SENIOR LOANS (4.9%)* (c) continued

	Principal amount	Value

Capital Goods (0.4%)
Fenwal Controls of Japan, LTD. bank
term loan FRN 7.61s, 2014 (Japan)	$557,143	$556,795
Fenwal Controls of Japan, LTD. bank
term loan FRN Ser. DD, 7.61s,
2014 (Japan)	92,857	92,799
McKechnie Holdings, LLC bank term
loan FRN 10.34s, 2015
(United Kingdom)	365,000	367,129
Wesco Aircraft Hardware Corp.
bank term loan FRN 11.1s, 2014	847,708	860,777
Wesco Aircraft Hardware Corp. bank
term loan FRN 7.6s, 2013	247,708	248,870
		2,126,370

Communication Services (0.2%)
Hawaiian Telcom Communications, Inc.
bank term loan FRN Ser. C, 7.57s, 2014	795,000	792,019
Leap Wireless International, Inc. bank
term loan FRN Ser. B, 7.35s, 2013	148,500	148,797
		940,816

Consumer Cyclicals (1.5%)
Adesa, Inc. bank term loan FRN
7.57s, 2013	450,000	449,832
Claire’s Stores, Inc. bank term loan
FRN 8.07s, 2014	1,580,000	1,550,870
Federal Mogul Corp. bank term loan
FRN Ser. A, 7.57s, 2008	555,000	551,994
Federal Mogul Corp. bank term loan
FRN Ser. B, 7.82s, 2008	1,285,000	1,278,039
Golden Nugget, Inc. bank term loan
FRN Ser. B, 7.35s, 2014	181,364	181,137
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 7.35s, 2014	103,636	103,507
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 7.1s, 2010	1,050,000	1,043,812
Neiman Marcus Group, Inc. bank
term loan FRN Ser. B, 7.358s, 2013	192,236	192,702
Oshkosh Truck Corp. bank term loan
FRN Ser. B, 7.11s, 2013	650,000	651,879
Tribune Co. bank term loan FRN
Ser. B, 8 3/8s, 2014	2,270,000	2,215,023
Trump Hotel & Casino Resort, Inc.
bank term loan FRN 7.866s, 2012	149,621	150,276
Trump Hotel & Casino Resort, Inc.
bank term loan FRN Ser. B-1,
7.905s, 2012	149,242	149,895
		8,518,966

Consumer Staples (0.6%)
ARAMARK Corp. bank term loan
FRN 7.35s, 2014	847,224	847,128
Aramark Corp. bank term loan
FRN 7.32s, 2014	66,228	66,221
Charter Communications, Inc. bank
term loan FRN 7.36s, 2014	161,617	160,068

Putnam VT High Yield Fund

SENIOR LOANS (4.9%)* (c) continued

	Principal amount	Value

Consumer Staples continued
Citadel Communications bank term
loan FRN Ser. B, 6.945s, 2014	$570,000	$564,775
Mediacom Communications Corp. bank
term loan FRN Ser. C, 7.107s, 2015	982,563	981,061
National Cinimedia, Inc. bank term
loan FRN 7.11s, 2015	225,000	224,397
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 8.099s, 2014	250,000	250,000
Six Flags Theme Parks bank term loan
FRN 7.61s, 2015	585,000	578,001
		3,671,651

Energy (0.5%)
Key Energy Services, Inc. bank term
loan FRN 7.86s, 2010	230,000	230,863
Key Energy Services, Inc. bank term
loan FRN Ser. B, 7.854s, 2012	244,381	245,298
Sandridge Energy bank term loan
FRN 8.975s, 2014	495,000	504,900
Sandridge Energy bank term loan
FRN 8 5/8s, 2015	2,075,000	2,116,500
		3,097,561

Financial (0.1%)
Realogy Corp. bank term loan
FRN 8.32s, 2013	178,182	176,103
Realogy Corp. bank term loan
FRN Ser. B, 8.35s, 2013	661,818	654,097
		830,200

Health Care (1.2%)
Community Health Systems, Inc. bank
term loan FRN Ser. B, 7.6s, 2014	2,115,480	2,117,794
Community Health Systems, Inc. bank
term loan FRN Ser. DD, 7.6s, 2014	139,520	139,673
Health Management Associates, Inc.
bank term loan FRN 7.1s, 2014	1,500,240	1,500,923
Healthsouth Corp. bank term loan
FRN Ser. B, 7.849s, 2013	1,404,776	1,409,326
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN
10.606s, 2014	1,300,000	1,315,438
Psychiatric Solutions, Inc. bank term
loan FRN Ser. B, 7.082s, 2012	160,000	160,033
		6,643,187

Retail (0.1%)
Michaels Stores, Inc. bank term loan
FRN Ser. B, 7 5/8s, 2013	590,000	583,691

Transportation (0.1%)
United Airlines Corp. bank term loan
FRN Ser. B, 7 3/8s, 2014	325,000	323,655

Total senior loans (cost $27,647,340)		$27,590,659

CONVERTIBLE PREFERRED STOCKS (2.4%)*

	Shares	Value

Chesapeake Energy Corp. 6.25% cv. pfd.	5,141	$1,452,333
Citigroup Funding, Inc. Ser. GNW,
5.02% cv. pfd.	46,330	1,463,565
Crown Castle International Corp. $3.125
cum. cv. pfd.	17,095	982,963
Digital Realty Trust, Inc. $1.094 cv. pfd.	26,035	611,823
Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	32,512	1,406,144
Entertainment Properties Trust Ser. C,
$1.437 cum. cv. pfd. (R)	35,780	827,413
Freeport-McMoRan Copper & Gold, Inc.
$6.75 cv. pfd.	14,572	1,868,859
Huntsman Corp. $2.50 cv. pfd.	34,300	1,680,700
Interpublic Group of Companies, Inc.
144A Ser. B, 5.25% cum. cv. pfd.	1,723	1,837,795
Northrop Grumman Corp. Ser. B,
$7.00 cum. cv. pfd.	10,550	1,511,499

Total convertible preferred stocks (cost $12,260,161)		$13,643,094

CONVERTIBLE BONDS AND NOTES (1.9%)*

	Principal amount	Value

Acquicor Technology, Inc. 144A
cv. notes 8s, 2011	$607,000	$537,195
Alliant Techsystems, Inc. cv. sr. sub.
notes 2 3/4s, 2024	745,000	974,088
DRS Technologies, Inc. 144A cv. unsec.
notes 2s, 2026	2,170,000	2,376,150
Intel Corp. cv. sub. bonds 2.95s, 2035 (S)	1,085,000	1,034,819
L-3 Communications Corp. 144A
cv. bonds 3s, 2035	1,155,000	1,302,263
LIN Television Corp. cv. sr. sub. notes
2 1/2s, 2033	440,000	426,800
NII Holdings, Inc. 144A cv. sr. unsec.
notes 3 1/8s, 2012	971,000	961,290
Omnicare, Inc. cv. debs. Ser. OCR,
3 1/4s, 2035	1,975,000	1,651,594
Sinclair Broadcast
Group, Inc. cv. sr. sub. notes stepped-
coupon 4 7/8s (2s, 1/15/11) 2018 ††	730,000	709,013
Trinity Industries, Inc. cv. sub. notes
3 7/8s, 2036	755,000	846,544

Total convertible bonds and notes (cost $10,225,624)		$10,819,756

COMMON STOCKS (1.2%)*

	Shares	Value

Adelphia Recovery Trust Ser. ACC-1 (Units) †	1,358,502	$122,265
Bohai Bay Litigation, LLC (Units) (F)	2,670	37,776
Cinemark Holdings, Inc. †	46,200	826,518
Compass Minerals International, Inc.	1,101	38,161
Complete Production Services, Inc. †	34,400	889,240
Contifinancial Corp. Liquidating Trust Units (F)	5,224,052	522
Decrane Aircraft Holdings, Inc. † (F)	11,167	11

Putnam VT High Yield Fund

COMMON STOCKS (1.2%)* continued

	Shares	Value

Delta Air Lines, Inc. †	32,136	$633,079
Jarden Corp. † (S)	24,085	1,035,896
Northwest Airlines Corp. † (S)	23,548	522,766
Pinnacle Entertainment, Inc. †	16,338	457,410
Time Warner Cable, Inc. Class A †	4,723	185,000
VFB LLC (acquired various dates from
1/21/00 to 12/8/03, cost $1,601,579) ‡ † (F)	2,812,235	58,174
Williams Cos., Inc. (The)	43,083	1,362,284
XCL Warranty Escrow (F)	2,670	381,066

Total common stocks (cost $11,592,943)		$6,550,168

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)* (cost $1,096,643)

	Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012	$1,177,500	$1,118,429

COLLATERALIZED MORTGAGE OBLIGATIONS (—%)* (cost $144,925)

	Principal amount	Value

Mach One Commercial Mortgage Trust
144A Ser. 04-1A, Class J, 5.45s, 2040	$155,000	$129,704

PREFERRED STOCKS (—%)* (cost $93,244)

	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. ‡‡	8,000	$56,000

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Dayton Superior Corp.
144A (F)	6/15/09	$0.01	1,950	$1,950
Decrane Aircraft
Holdings Co. Class B	6/30/00	116.00	1	1
MDP Acquisitions PLC
144A (Ireland)	10/01/13	EUR .001	432	432
Ubiquitel, Inc. 144A	4/15/10	$22.74	3,450	3,450

Total warrants (cost $219,951)				$45,580

SHORT-TERM INVESTMENTS (6.0%)*

	Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53%
and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$5,920,725	$5,910,865
Putnam Prime Money Market Fund (e)	27,987,944	27,987,944

Total short-term investments (cost $33,898,809)		$33,898,809

Total investments (cost $563,212,292)		$561,264,295

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$9,428,044	$9,415,322	9/19/07	$(12,722)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$—	$450,000	6/20/11	(90 bp)	$3,688

Bear, Stearns Credit Products, Inc.
Claire’s Stores,
9 5/8%, 6/1/15	—	190,000	6/20/12	230 bp	(5,897)

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	1,210,000	9/20/07	(487.5 bp)	(13,515)

Ford Motor Co., 7.45%,
7/16/31	—	1,465,000	9/20/08	725 bp	88,338

Ford Motor Co., 7.45%,
7/16/31	—	255,000	9/20/07	(485 bp)	(2,834)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	740,000	3/20/12	(91 bp)	15,593

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	—	380,000	6/20/09	(165 bp)	(4,794)

DJ CDX NA HY Series 8
Index	(23,063)	3,690,000	6/20/12	(275 bp)	58,029

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/17	297 bp	(25,301)

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	$—	$833,000	(a)	2.461%	$42,568

DJ CDX NA HY Series 8
Index	(46,594)	2,662,500	6/20/12	(275 bp)	12,935

DJ CDX NA HY Series 8
Index 0-35% tranche	—	10,650,000	6/20/12	105 bp	(63,838)

General Motors Corp.,
7 1/8%, 7/15/13	—	1,210,000	9/20/08	620 bp	61,138

General Motors Corp.,
7 1/8%, 7/15/13	—	1,210,000	9/20/07	(427.5 bp)	(8,845)

General Motors Corp.,
7 1/8%, 7/15/13	—	255,000	9/20/08	620 bp	12,884

General Motors Corp.,
7 1/8%, 7/15/13	—	255,000	9/20/07	(425 bp)	(1,848)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	280,000	9/20/11	(108 bp)	1,376

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	—	205,000	9/20/07	(345 bp)	(1,530)

Ford Motor Co., 7.45%,
7/16/31	—	205,000	9/20/08	550 bp	6,896

General Motors Corp.,
7 1/8%, 7/15/13	—	205,000	9/20/07	(350 bp)	(1,660)

General Motors Corp.,
7 1/8%, 7/15/13	—	205,000	9/20/08	500 bp	7,720

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 8
Index	(16,613)	2,215,000	6/20/12	(275 bp)	32,234

Solectron Global
Finance Ltd, 8%, 3/15/16	—	233,000	3/20/12	390 bp	23,345

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	605,000	9/20/07	(345 bp)	(4,373)

Ford Motor Co., 7.45%,
7/16/31	—	605,000	9/20/08	570 bp	27,597

General Motors Corp.,
7 1/8%, 7/15/13	—	850,000	9/20/07	(335 bp)	(5,929)

General Motors Corp.,
7 1/8%, 7/15/13	—	850,000	9/20/08	500 bp	31,704

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/17	295 bp	(26,027)

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	$—	$125,000	6/20/09	190 bp	$(992)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/12	225 bp	(13,200)

Ford Motor Co., 7.45%,
7/16/31	—	210,000	9/20/07	(345 bp)	(1,567)

Ford Motor Co., 7.45%,
7/16/31	—	210,000	9/20/08	560 bp	8,918

General Motors Corp.,
7 1/8%, 7/15/13	—	210,000	9/20/07	(335 bp)	(1,139)

General Motors Corp.,
7 1/8%, 7/15/13	—	210,000	9/20/08	500 bp	7,656

Oshkosh Truck Corp, T/L
	—	800,000	6/20/12	114 bp	(7,898)

Total					$251,432

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 269 for Notes to the Portfolios.

Putnam VT Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.0%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, September 1, 2037	$5,400,000	$5,460,328
6 1/2s, TBA, August 1, 2037	3,300,000	3,346,664
6 1/2s, TBA, July 1, 2037	7,600,000	7,726,469
		16,533,461

U.S. Government Agency Mortgage Obligations (36.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from October 1,
2029 to December 1, 2029	281,825	295,418
6s, September 1, 2021	70,099	70,386
5 1/2s, October 1, 2036	683,500	659,978
5 1/2s, May 1, 2016	469,477	465,168
Federal National Mortgage Association
Pass-Through Certificates
9s, with due dates from
January 1, 2027 to July 1, 2032	103,085	111,022
8s, with due dates from
March 1, 2033 to July 1, 2033	32,249	33,682
7 1/2s, with due dates from
June 1, 2032 to July 1, 2033	284,174	297,841
7s, with due dates from
April 1, 2032 to April 1, 2033	1,147,255	1,190,477
7s, with due dates from December 1,
2007 to December 1, 2014	193,807	197,879
6 1/2s, September 1, 2034	23,038	23,346
6 1/2s, TBA, July 1, 2037	26,800,000	27,049,157
6s, with due dates from
September 1, 2021 to June 1, 2036	104,418	104,314
6s, with due dates from
December 1, 2008 to July 1, 2016	2,420,128	2,427,080
6s, TBA, July 1, 2037	61,490,000	60,812,651
5 1/2s, with due dates from
June 1, 2035 to June 1, 2037	6,337,121	6,118,001
5 1/2s, with due dates from
March 1, 2009 to February 1, 2021	979,144	968,457
5 1/2s, TBA, July 1, 2037	24,900,000	24,003,212
5s, with due dates from
July 1, 2035 to May 1, 2036	23,775,421	22,318,862
5s, October 1, 2020	610,579	591,045
4 1/2s, with due dates from
November 1, 2020 to November 1, 2035	5,372,296	5,069,538
4 1/2s, with due dates from
August 1, 2020 to September 1, 2020	2,050,600	1,948,311
4 1/2s, TBA, July 1, 2022	107,200,000	101,706,000
		256,461,825

Total U.S. government and agency mortgage obligations
(cost $273,886,332)		$272,995,286

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)*

	Principal amount	Value

Amresco Commercial Mortgage
Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$38,656	$38,656
Ser. 97-C1, Class H, 7s, 2029	373,000	372,140
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.866s, 2029	761,000	807,474
FRB Ser. 97-D5, Class A5, 7.124s, 2043	97,000	102,690
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	1,320,000	1,299,337
Ser. 04-3, Class A5, 5.481s, 2039	1,630,000	1,605,550
Ser. 06-5, Class A4, 5.414s, 2047	1,615,000	1,566,962
FRB Ser. 05-1, Class A5, 5.12s, 2042	54,000	52,267
Ser. 07-1, Class XW, Interest only (IO),
0.465s, 2049	6,451,171	148,514
Ser. 06-1, Class XC, IO, 0.054s, 2045	17,697,040	125,172
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	291,153
Ser. 02-PB2, Class XC, IO, 0.246s, 2035	4,032,769	74,197
Ser. 04-4, IO, 0.151s, 2042	12,842,913	201,479
Ser. 05-1, Class XW, IO, 0.138s, 2042	52,138,374	184,850
Ser. 04-5, Class XC, IO, 0.121s, 2041	20,281,472	263,277
Ser. 05-4, Class XC, IO, 0.071s, 2045	34,046,615	245,930
Ser. 06-5, Class XC, IO, 0.053s, 2016	30,847,606	477,969
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	143,000	143,475
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	196,000	196,120
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	184,000	183,698
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	479,000	478,998
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	399,000	399,191
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	582,000	583,416
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	26,090,000	32,032
Ser. 03-BBA2, Class X1A, IO,
0.175s, 2015 (F)	2,008,580	—
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.366s, 2034	5,254,749	17,451
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,094,483	78,490
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	1,079,744	7,067
Banc of America Structured Security
Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	796,508	792,412
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	615,946	616,500
Ser. 04-2, IO, 1.72s, 2034	3,557,533	237,910
Ser. 05-1A, IO, 1.6s, 2035	2,602,404	188,471
Ser. 04-3, IO, 1.6s, 2035	2,163,853	148,934
Ser. 07-2A, IO, 1.3s, 2037	6,386,000	915,114
Ser. 07-1, Class S, IO, 1.211s, 2037	5,839,633	758,568
Ser. 06-2A, IO, 0.879s, 2036	1,347,795	120,582
Ser. 05-3A, IO, 0.775s, 2035	7,772,593	624,549

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

Principal amount		Value

Bear Stearns Alternate Trust Ser. 04-9,
Class 1A1, 5.103s, 2034	$220,363	$219,621
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.453s, 2032	412,000	448,429
Ser. 04-PR3I, Class X1, IO, 0.118s, 2041	3,180,647	63,603
Ser. 05-PWR9, Class X1, IO, 0.08s, 2042	25,322,634	248,101
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO,
1.815s, 2019	12,522,600	84,375
Ser. 06-PW14, Class XW, IO,
0.884s, 2038	7,670,344	376,026
Ser. 06-PW14, Class X1, IO,
0.052s, 2038	8,250,010	146,953
Ser. 07-PW15, Class X1, IO,
0.046s, 2044	25,508,584	313,972
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	12,547,390	56,369
Ser. 07-PW16, Class X, IO,
0.022s, 2040	54,983,000	63,670
Bear Stearns Small Balance Commercial
Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	3,831,000	63,301
Chase Commercial Mortgage
Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	247,000	257,231
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,055,680
Ser. 98-1, Class G, 6.56s, 2030	515,745	514,456
Ser. 98-1, Class H, 6.34s, 2030	779,000	673,859
Citigroup Commercial
Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.09s, 2043	47,016,495	486,694
Ser. 06-C5, Class XC, IO,
0.054s, 2049	50,503,245	718,093
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.561s, 2049	10,746,000	292,996
Ser. 06-CD2, Class X, IO,
0.129s, 2046	33,280,210	189,797
Ser. 07-CD4, Class XC, IO,
0.044s, 2049	35,932,000	339,670
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	908,503
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,160,371
Commercial Mortgage Pass-Through
Certificates 144A
FRB Ser. 01-J2A, Class A2F,
5.82s, 2034	653,000	653,000
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	398,371

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class J, 5.756s, 2019	$324,000	$317,685
Ser. 03-LB1A, Class X1, IO,
0.356s, 2038	3,896,631	153,886
Ser. 05-LP5, Class XC, IO,
0.071s, 2043	24,829,299	226,965
Ser. 05-C6, Class XC, IO,
0.059s, 2044	24,968,591	172,633
Ser. 06-C8, Class XS, IO,
0.049s, 2046	23,808,476	292,035
Countrywide Alternative Loan Trust
Ser. 05-24, Class IIAX, IO,
2.391s, 2035	4,696,461	120,953
Ser. 07-23CB, Class A, 5s, 2037	12,231,000	408,974
Ser. 06-OA10, Class XBI, IO,
2.167s, 2046	2,787,225	101,037
Ser. 05-24, Class 1AX, IO,
1.218s, 2035	5,677,491	102,280
IFB Ser. 06-6CB, Class 1A3, IO,
zero %, 2036	7,693,585	13,223
Credit Suisse Mortgage
Capital Certificates
Ser. 06-C5, Class AX, IO, 0.076s, 2039	15,143,142	262,643
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	49,002,313	558,920
Ser. 07-C1, Class AX, IO,
0.058s, 2040	31,860,405	342,244
Ser. 06-C3, Class AX, IO,
0.035s, 2038	89,256,715	97,647
CRESI Finance Limited
Partnership 144A FRB
Ser. 06-A, Class C, 5.92s, 2017	286,000	285,998
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	1,172,000	1,156,295
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	399,212
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,809,504
FRB Ser. 04-C3, Class A5,
5.113s, 2036	20,000	19,203
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	40,970
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	106,500	106,499
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	278,000	277,954
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	278,000	277,998
Ser. 01-CK1, Class AY, IO, 0.894s, 2035	27,836,000	569,768
Ser. 03-C3, Class AX, IO, 0.42s, 2038	32,501,503	1,268,547
Ser. 02-CP3, Class AX, IO, 0.415s, 2035	7,255,043	277,588
Ser. 04-C4, Class AX, IO, 0.21s, 2039	3,728,866	86,666
Ser. 05-C2, Class AX, IO, 0.135s, 2037	27,952,966	422,565

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued
	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	$980,134	$1,025,855
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	851,616
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,133,361
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	317,340
Fannie Mae
Ser. 03-W6, Class PT1, 10.06s, 2042	194,741	207,423
IFB Ser. 06-70, Class SM, 9.605s, 2036	171,017	175,204
Ser. 02-T12, Class A4, 9 1/2s, 2042	95,383	99,976
Ser. 02-T4, Class A4, 9 1/2s, 2041	151,925	159,168
Ser. 02-T6, Class A3, 9 1/2s, 2041	193,025	201,867
Ser. 04-T3, Class PT1, 9.179s, 2044	361,982	387,347
IFB Ser. 06-62, Class PS, 7.98s, 2036	643,803	670,003
IFB Ser. 05-37, Class SU, 7.92s, 2035	1,149,691	1,195,046
IFB Ser. 06-49, Class SE, 7.72s, 2036	1,095,126	1,124,695
IFB Ser. 06-76, Class QB, 7.68s, 2036	683,473	708,678
IFB Ser. 06-48, Class TQ, 7.68s, 2036	1,232,096	1,257,277
IFB Ser. 06-60, Class AK, 7.52s, 2036	519,775	523,224
Ser. 02-26, Class A2, 7 1/2s, 2048	646,235	670,864
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	369,643	385,317
Ser. 03-W1, Class 2A, 7 1/2s, 2042	683,551	708,173
Ser. 02-T12, Class A3, 7 1/2s, 2042	189,333	195,826
Ser. 02-14, Class A2, 7 1/2s, 2042	394,765	409,044
Ser. 01-T10, Class A2, 7 1/2s, 2041	798,333	825,209
Ser. 02-T4, Class A3, 7 1/2s, 2041	140,179	144,949
Ser. 01-T12, Class A2, 7 1/2s, 2041	725,828	749,592
Ser. 01-T3, Class A1, 7 1/2s, 2040	129,892	134,105
Ser. 01-T1, Class A1, 7 1/2s, 2040	291,463	301,005
Ser. 99-T2, Class A1, 7 1/2s, 2039	69,881	72,890
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	371,704	385,036
Ser. 02-T1, Class A3, 7 1/2s, 2031	341,585	353,852
Ser. 00-T6, Class A1, 7 1/2s, 2030	618,856	640,649
Ser. 01-T5, Class A3, 7 1/2s, 2030	80,856	83,583
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,833,833	1,914,676
IFB Ser. 06-63, Class SP, 7.38s, 2036	743,130	757,203
IFB Ser. 06-60, Class TK, 7.32s, 2036	371,727	371,103
IFB Ser. 06-104, Class GS, 7.046s, 2036	456,767	457,570
Ser. 02-26, Class A1, 7s, 2048	517,430	530,970
Ser. 04-T3, Class 1A3, 7s, 2044	466,548	480,356
Ser. 03-W3, Class 1A2, 7s, 2042	240,449	246,710
Ser. 02-T16, Class A2, 7s, 2042	492,900	505,665
Ser. 02-14, Class A1, 7s, 2042	270,452	277,184
Ser. 02-T4, Class A2, 7s, 2041	141,349	144,684
Ser. 01-W3, Class A, 7s, 2041	175,484	180,195
Ser. 05-W4, Class 1A3, 7s, 2035	548,733	566,206
Ser. 04-W1, Class 2A2, 7s, 2033	1,546,245	1,591,335
IFB Ser. 06-104, Class ES, 6.85s, 2036	878,552	888,425
Ser. 371, Class 2, IO, 6 1/2s, 2036	7,802,205	2,007,857
IFB Ser. 07-1, Class NK, IO, 6.49s, 2037	1,687,314	1,706,491
Ser. 07-76, Class SA, IO, 6s, 2037	1,559,000	72,471

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-104, Class CS, 5.76s, 2036	$884,767	$827,437
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	1,177,005	1,131,509
IFB Ser. 05-74, Class CS, 5.39s, 2035	733,019	704,490
IFB Ser. 06-115, Class ES, 5.28s, 2036	670,313	650,929
IFB Ser. 05-74, Class CP, 5.243s, 2035	643,097	619,690
IFB Ser. 07-30, Class FS, 5.187s, 2037	1,630,125	1,481,304
IFB Ser. 05-57, Class CD, 5.175s, 2035	570,998	552,057
IFB Ser. 06-8, Class PK, 5.12s, 2036	1,220,438	1,115,801
IFB Ser. 06-27, Class SP, 5.06s, 2036	924,000	887,803
IFB Ser. 06-8, Class HP, 5.06s, 2036	1,055,341	996,958
IFB Ser. 06-8, Class WK, 5.06s, 2036	1,663,037	1,557,773
IFB Ser. 05-106, Class US, 5.06s, 2035	1,558,686	1,496,000
IFB Ser. 05-99, Class SA, 5.06s, 2035	766,053	732,021
IFB Ser. 05-115, Class NQ, 4.988s, 2036	372,691	341,931
IFB Ser. 05-114, Class SP, 4.95s, 2036	447,378	412,050
IFB Ser. 05-45, Class DA, 4.913s, 2035	1,237,764	1,166,415
IFB Ser. 05-74, Class DM, 4.877s, 2035	1,463,346	1,376,930
IFB Ser. 05-45, Class DC, 4.803s, 2035	873,342	819,393
IFB Ser. 06-60, Class CS, 4.583s, 2036	329,949	289,359
IFB Ser. 05-57, Class DC, 4.485s, 2034	991,737	955,841
IFB Ser. 05-45, Class PC, 4.29s, 2034	483,156	462,531
IFB Ser. 05-95, Class CP, 4.089s, 2035	117,918	111,447
IFB Ser. 05-95, Class OP, 3.923s, 2035	429,000	371,597
IFB Ser. 05-106, Class JC, 3.628s, 2035	302,919	257,479
IFB Ser. 05-72, Class SB, 3.575s, 2035	759,632	689,509
IFB Ser. 05-83, Class QP, 3.562s, 2034	256,369	226,408
IFB Ser. 02-36, Class QH, IO,
2.73s, 2029	21,060	36
IFB Ser. 07-W6, Class 6A2, IO,
2.48s, 2037	961,235	61,429
IFB Ser. 06-90, Class SE, IO,
2.48s, 2036	1,019,978	93,842
IFB Ser. 03-66, Class SA, IO,
2.33s, 2033	1,277,039	93,837
Ser. 03-W12, Class 2, IO, 2.233s, 2043	2,834,414	168,373
IFB Ser. 07-W6, Class 5A2, IO,
1.97s, 2037	1,236,351	73,214
IFB Ser. 07-W4, Class 4A2, IO,
1.96s, 2037	5,924,980	327,651
IFB Ser. 07-W2, Class 3A2, IO,
1.96s, 2037	1,737,508	94,347
Ser. 03-W10, Class 1, IO, 1.936s, 2043	6,626,288	335,817
Ser. 03-W10, Class 3, IO, 1.932s, 2043	2,711,210	139,485
IFB Ser. 05-113, Class AI, IO,
1.91s, 2036	329,480	22,930
IFB Ser. 05-113, Class DI, IO,
1.91s, 2036	4,398,108	255,316
IFB Ser. 05-52, Class DC, IO,
1.88s, 2035	751,719	66,794
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036	1,669,772	111,704
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	1,756,837	111,667

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 03-122, Class SA, IO,
1.78s, 2028	$2,383,877	$104,998
IFB Ser. 03-122, Class SJ, IO,
1.78s, 2028	2,517,379	113,029
IFB Ser. 06-60, Class DI, IO,
1 3/4s, 2035	979,255	51,439
IFB Ser. 04-60, Class SW, IO,
1.73s, 2034	3,271,018	218,065
IFB Ser. 05-65, Class KI, IO,
1.68s, 2035	8,007,821	410,884
Ser. 03-W8, Class 12, IO,
1.637s, 2042	12,117,821	576,635
IFB Ser. 07-39, Class PI, IO,
1.44s, 2037	1,060,000	54,186
IFB Ser. 07-30, Class WI, IO,
1.44s, 2037	9,244,669	435,853
IFB Ser. 07-W4, Class 3A2, IO,
1.43s, 2037	5,739,100	249,077
IFB Ser. 07-28, Class SE, IO,
1.43s, 2037	1,120,757	68,034
IFB Ser. 07-W2, Class 2A2, IO,
1.43s, 2037	2,284,989	106,646
IFB Ser. 06-128, Class SH, IO,
1.43s, 2037	1,385,861	66,383
IFB Ser. 06-56, Class SM, IO,
1.43s, 2036	3,320,690	159,714
IFB Ser. 06-12, Class SD, IO,
1.43s, 2035	4,858,835	275,010
IFB Ser. 05-73, Class SI, IO,
1.43s, 2035	709,451	32,512
IFB Ser. 05-17, Class ES, IO,
1.43s, 2035	1,473,005	76,619
IFB Ser. 05-17, Class SY, IO,
1.43s, 2035	681,316	35,560
IFB Ser. 07-W5, Class 2A2, IO,
1.42s, 2037	610,705	22,596
IFB Ser. 07-30, Class IE, IO,
1.42s, 2037	2,965,495	191,780
IFB Ser. 06-123, Class CI, IO,
1.42s, 2037	2,558,158	151,032
IFB Ser. 06-123, Class UI, IO,
1.42s, 2037	1,143,307	60,225
IFB Ser. 05-82, Class SY, IO,
1.41s, 2035	2,993,393	132,784
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	4,073,215	179,541
IFB Ser. 07-15, Class BI, IO, 1.38s, 2037	1,907,496	98,097
IFB Ser. 06-23, Class SC, IO,
1.38s, 2036	1,532,420	82,846
IFB Ser. 05-95, Class CI, IO,
1.38s, 2035	1,619,000	87,631
IFB Ser. 05-84, Class SG, IO,
1.38s, 2035	2,757,892	152,158
IFB Ser. 05-54, Class SA, IO,
1.38s, 2035	2,889,375	123,701

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-23, Class SG, IO,
1.38s, 2035	$2,205,214	$116,682
IFB Ser. 05-104, Class NI, IO,
1.38s, 2035	1,899,518	99,345
IFB Ser. 05-17, Class SA, IO,
1.38s, 2035	1,915,043	100,215
IFB Ser. 05-17, Class SE, IO,
1.38s, 2035	2,057,481	106,358
IFB Ser. 05-57, Class DI, IO,
1.38s, 2035	4,433,633	210,437
IFB Ser. 05-83, Class QI, IO,
1.37s, 2035	429,623	26,515
IFB Ser. 05-83, Class SL, IO,
1.35s, 2035	4,839,932	231,400
Ser. 06-116, Class ES, IO,
1.33s, 2036	853,004	40,100
IFB Ser. 07-63, Class SB, IO,
1.33s, 2037	7,718,000	349,452
IFB Ser. 06-114, Class IS, IO,
1.33s, 2036	1,331,335	66,567
IFB Ser. 06-115, Class GI, IO,
1.32s, 2036	1,134,719	61,861
IFB Ser. 06-115, Class IE, IO,
1.32s, 2036	971,761	48,659
IFB Ser. 06-117, Class SA, IO,
1.32s, 2036	1,503,828	71,602
IFB Ser. 06-121, Class SD, IO,
1.32s, 2036	2,506,240	123,401
IFB Ser. 06-109, Class SG, IO,
1.31s, 2036	1,775,376	86,940
IFB Ser. 06-104, Class IM, IO,
1.3s, 2036	398,000	20,205
IFB Ser. 06-104, Class SY, IO,
1.3s, 2036	933,123	40,305
IFB Ser. 06-109, Class SH, IO,
1.3s, 2036	1,224,957	73,692
Ser. 06-104, Class SG, IO, 1.28s, 2036	1,806,496	71,556
IFB Ser. 07-W6, Class 4A2, IO,
1.28s, 2037	4,767,324	209,315
IFB Ser. 06-128, Class SC, IO,
1.28s, 2037	4,271,992	202,492
IFB Ser. 06-104, Class CI, IO,
1.28s, 2036	389,157	20,716
IFB Ser. 06-44, Class IS, IO,
1.28s, 2036	1,991,665	91,145
IFB Ser. 06-45, Class SM, IO,
1.28s, 2036	2,186,455	91,397
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	4,615,664	267,315
IFB Ser. 05-95, Class OI, IO,
1.27s, 2035	240,564	14,759
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	959,260	47,117
IFB Ser. 06-96, Class ES, IO,
1.26s, 2036	1,628,742	77,746

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-99, Class AS, IO,
1.26s, 2036	$1,134,468	$53,547
IFB Ser. 06-85, Class TS, IO,
1.24s, 2036	2,494,833	105,584
IFB Ser. 06-61, Class SE, IO,
1.23s, 2036	2,500,188	99,842
Ser. 06-94, Class NI, IO, 1.18s, 2036	886,343	36,165
Ser. 03-W17, Class 12, IO,
1.151s, 2033	3,591,227	138,416
IFB Ser. 07-30, Class JS, IO,
1.12s, 2037	4,081,923	180,088
IFB Ser. 07-30, Class LI, IO,
1.12s, 2037	3,941,388	195,348
IFB Ser. 07-W2, Class 1A2, IO,
1.11s, 2037	6,112,665	253,187
IFB Ser. 07-W4, Class 2A2, IO,
1.1s, 2037	6,622,589	243,049
Ser. 07-54, Class IA, IO, 1.09s, 2037	1,368,273	66,339
IFB Ser. 07-54, Class IB, IO,
1.09s, 2037	1,368,273	66,339
IFB Ser. 07-54, Class IC, IO,
1.09s, 2037	1,368,273	66,339
IFB Ser. 07-54, Class ID, IO,
1.09s, 2037	1,368,273	66,339
IFB Ser. 07-54, Class IE, IO,
1.09s, 2037	1,368,273	66,339
IFB Ser. 07-54, Class IF, IO,
1.09s, 2037	2,036,014	98,714
IFB Ser. 07-54, Class UI, IO,
1.09s, 2037	1,577,836	78,418
IFB Ser. 07-15, Class CI, IO,
1.06s, 2037	4,685,232	221,301
IFB Ser. 06-123, Class BI, IO,
1.06s, 2037	6,219,462	283,384
IFB Ser. 06-115, Class JI, IO,
1.06s, 2036	3,425,450	153,674
IFB Ser. 06-123, Class LI, IO, 1s, 2037	2,301,391	99,386
Ser. 03-T2, Class 2, IO, 0.822s, 2042	18,179,523	411,522
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	2,454,548	88,479
IFB Ser. 07-32, Class SD, IO,
0.79s, 2037	1,631,753	61,175
IFB Ser. 07-33, Class SD, IO,
0.79s, 2037	4,597,779	147,589
IFB Ser. 07-30, Class UI, IO,
0.78s, 2037	1,348,094	51,038
IFB Ser. 07-32, Class SC, IO,
0.78s, 2037	2,167,831	80,558
IFB Ser. 07-1, Class CI, IO,
0.78s, 2037	1,586,513	55,701
IFB Ser. 05-74, Class SE, IO,
0.78s, 2035	4,520,086	129,386
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	5,664,262	162,238
IFB Ser. 07-W4, Class 1A2, IO,
0.77s, 2037	18,345,534	559,539

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-W5, Class 1A2, IO,
0.76s, 2037	$3,044,071	$76,102
Ser. 03-W3, Class 2IO1, IO,
0.682s, 2042	1,779,434	34,481
Ser. 03-W6, Class 51, IO,
0.68s, 2042	5,237,663	86,003
IFB Ser. 05-58, Class IK, IO,
0.68s, 2035	1,737,500	70,443
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	5,814,000	152,617
Ser. 01-T12, Class IO, 0.565s, 2041	9,398,333	118,379
Ser. 03-W2, Class 1, IO, 0.47s, 2042	9,547,024	109,340
Ser. 03-W3, Class 1, IO, 0.441s, 2042	17,199,962	151,837
Ser. 02-T1, Class IO, IO, 0.424s, 2031	8,005,628	64,357
Ser. 03-W6, Class 3, IO, 0.366s, 2042	7,037,082	71,040
Ser. 03-W6, Class 23, IO, 0.352s, 2042	7,507,456	73,482
Ser. 03-W4, Class 3A, IO, 0.334s, 2042	7,253,862	69,837
Ser. 03-W8, Class 11, IO, 0.03s, 2042	119,191	—
Ser. 06-115, Class SN, zero %, 2036	531,275	570,111
Ser. 06-104, Class EK, zero %, 2036	161,816	163,154
Ser. 372, Class 1, Principal only (PO),
zero %, 2036	8,927,709	6,454,954
Ser. 367, Class 1, PO, zero %, 2036	478,477	332,537
Ser. 363, Class 1, PO, zero %, 2035	5,347,770	3,735,006
Ser. 04-38, Class AO, PO, zero %, 2034	1,844,568	1,302,051
Ser. 04-61, Class CO, PO, zero %, 2031	1,253,000	967,041
Ser. 07-31, Class TS, IO, zero %, 2009	3,961,645	18,044
Ser. 07-15, Class IM, IO, zero %, 2009	1,536,787	8,362
Ser. 07-16, Class TS, IO, zero %, 2009	6,316,876	26,394
FRB Ser. 05-65, Class ER, zero %, 2035	1,069,413	1,048,852
FRB Ser. 05-57, Class UL, zero %, 2035	1,034,862	1,051,728
FRB Ser. 05-36, Class QA, zero %, 2035	203,454	188,489
FRB Ser. 05-65, Class CU, zero %, 2034	143,202	183,972
FRB Ser. 05-81, Class DF, zero %, 2033	122,725	134,155
FRB Ser. 06-1, Class HF, zero %, 2032	123,816	120,674
IFB Ser. 06-75, Class FY, zero %, 2036	272,318	285,792
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	99,519	103,809
Ser. T-58, Class 4A, 7 1/2s, 2043	462,506	480,723
Ser. T-51, Class 2A, 7 1/2s, 2042	535,439	554,260
Ser. T-42, Class A5, 7 1/2s, 2042	381,095	392,490
Ser. T-60, Class 1A2, 7s, 2044	1,675,945	1,725,501
Ser. T-41, Class 2A, 7s, 2032	62,966	64,479
Ser. T-56, Class A, IO, 0.54s, 2043	4,841,365	80,852
Ser. T-56, Class 3, IO, 0.378s, 2043	5,147,853	11,794
Ser. T-56, Class 1, IO, 0.283s, 2043	6,524,354	8,823
Ser. T-56, Class 2, IO, 0.028s, 2043	5,966,706	4,592
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	1,985,962	2,080,639

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.951s, 2033	$13,648,290	$676,102
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,263,458
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	386,544
First Union-Lehman Brothers-Bank of
America 144A
Ser. 98-C2, Class G, 7s, 2035	1,515,000	1,576,342
Freddie Mac
IFB Ser. 2990, Class LB, 9.048s, 2034	1,163,791	1,014,400
IFB Ser. 3202, Class PS, 7.32s, 2036	446,900	450,163
IFB Ser. 3182, Class PS, 7.32s, 2032	1,039,245	1,070,007
IFB Ser. 3331, Class SE, 7.08s, 2037	530,000	511,026
IFB Ser. 3202, Class HM, 6.65s, 2036	290,841	289,417
IFB Ser. 3153, Class SX, 6.65s, 2036	383,222	384,135
Ser. 3326, Class WF, 6s, 2037	907,000	879,045
IFB Ser. 3081, Class DC, 5.22s, 2035	617,841	576,601
IFB Ser. 3316, Class KS, 5.187s, 2037	855,643	769,970
IFB Ser. 3114, Class GK, 5.12s, 2036	413,577	382,701
IFB Ser. 2976, Class KL, 4.877s, 2035	1,104,936	1,025,456
IFB Ser. 2990, Class DP, 4.767s, 2034	947,547	886,408
IFB Ser. 2979, Class AS, 4.767s, 2034	275,548	254,616
IFB Ser. 3153, Class UT, 4.51s, 2036	223,704	199,960
IFB Ser. 3065, Class DC, 3.9s, 2035	960,634	839,483
IFB Ser. 2990, Class WP, 3.302s, 2035	717,502	664,829
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	1,642,100	170,964
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	1,879,050	149,739
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	921,235	49,209
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	4,389,068	228,696
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	1,855,459	106,585
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	882,726	47,808
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	4,109,769	229,584
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	1,031,775	67,345
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	1,637,074	88,302
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	808,805	42,907
Ser. 3326, Class YF, 6s, 2037	1,612,000	1,778,042
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	4,564,470	250,479
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	2,304,754	102,273
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	11,408,219	513,699
Ser. 3236, Class ES, IO, 1.38s, 2036	1,597,382	76,674
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	2,751,153	131,624
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	3,756,589	162,837
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	992,895	39,861
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	4,816,227	272,798
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	1,967,668	83,034
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	3,127,411	167,742
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	1,308,463	53,746
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	2,494,222	115,701
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	877,580	52,977

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3244, Class SB, IO, 1.34s, 2036	$1,150,417	$58,164
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	1,346,874	68,235
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	3,118,000	141,175
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	2,165,069	106,131
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	3,954,616	199,457
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	5,381,773	243,869
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	6,043,594	236,626
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	3,022,899	161,947
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	1,687,014	91,629
IFB Ser. 3240, Class S, IO, 1.3s, 2036	3,982,222	218,880
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	334,473	14,450
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	679,605	40,397
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	2,450,983	135,161
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	987,032	58,392
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	1,760,996	82,626
IFB Ser. 3153, Class UI, IO, 1 1/4s, 2036	915,348	51,809
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	4,817,890	222,033
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	2,238,610	101,218
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	1,994,215	89,656
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	2,140,835	108,628
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	1,309,773	56,369
IFB Ser. 3199, Class S, IO, 1.13s, 2036	1,221,430	58,288
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	5,301,159	261,277
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	4,722,356	232,588
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	1,916,197	97,797
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	1,916,197	97,797
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	1,916,197	97,797
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	1,916,197	97,797
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	2,733,442	139,506
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	2,418,205	112,044
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	2,165,558	73,041
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	3,595,682	141,146
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	2,352,451	73,161
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	1,966,882	50,418
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	5,981,595	230,319
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	1,022,302	27,908
Ser. 246, PO, zero %, 2037	6,990,545	5,047,755
Ser. 3326, Class XF, zero %, 2037	665,000	692,099
Ser. 3300, PO, zero %, 2037	1,060,595	780,248
Ser. 242, PO, zero %, 2036	19,081,436	13,888,699
Ser. 239, PO, zero %, 2036	3,470,290	2,487,938
FRB Ser. 3263, Class TA, zero %, 2037	146,847	174,641
FRB Ser. 3239, Class BF, zero %, 2036	608,557	707,492
FRB Ser. 3231, Class XB, zero %, 2036	413,758	424,089
FRB Ser. 3174, Class SF, zero %, 2036	272,983	289,383
FRB Ser. 3149, Class XF, zero %, 2036	236,860	227,853
FRB Ser. 3231, Class X, zero %, 2036	179,624	199,754
FRB Ser. 3147, Class SF, zero %, 2036	681,811	663,069
FRB Ser. 3117, Class AF, zero %, 2036	98,737	107,556

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Freddie Mac
FRB Ser. 3036, Class AS, zero %, 2035	$80,839	$84,436
FRB Ser. 3003, Class XF, zero %, 2035	890,564	922,351
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.077s, 2043	35,270,929	267,427
Ser. 05-C3, Class XC, IO, 0.059s, 2045	94,087,498	481,446
Ser. 07-C1, Class XC, IO, 0.047s, 2019	74,035,232	574,950
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.058s, 2036	162,000	169,316
Ser. 97-C1, Class X, IO, 1.417s, 2029	4,164,752	143,955
Ser. 05-C1, Class X1, IO, 0.167s, 2043	42,063,918	534,001
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	718,657
Ser. 06-C1, Class XC, IO, 0.056s, 2045	67,305,934	475,853
Government National
Mortgage Association
IFB Ser. 07-26, Class WS, 10.56s, 2037	1,260,060	1,404,486
IFB Ser. 06-34, Class SA, 7.62s, 2036	164,648	162,007
IFB Ser. 05-7, Class JM, 5.016s, 2034	1,147,928	1,095,722
IFB Ser. 05-66, Class SP, 3.1s, 2035	585,549	503,530
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	1,719,186	108,648
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	787,490	55,885
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	787,490	55,607
IFB Ser. 07-26, Class SG, IO,
1.53s, 2037	2,153,370	119,015
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	5,248,572	273,448
IFB Ser. 07-25, Class SA, IO,
1.48s, 2037	1,839,644	92,902
IFB Ser. 07-25, Class SB, IO,
1.48s, 2037	3,583,773	180,981
IFB Ser. 07-26, Class LS, IO,
1.48s, 2037	4,472,498	250,385
IFB Ser. 07-26, Class SA, IO,
1.48s, 2037	5,148,957	251,222
IFB Ser. 07-26, Class SD, IO,
1.48s, 2037	2,559,606	136,067
IFB Ser. 07-26, Class SL, IO,
1.48s, 2037	98,454	4,572
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	1,147,889	68,649
IFB Ser. 06-69, Class SA, IO,
1.48s, 2036	2,690,325	136,147
IFB Ser. 06-38, Class SG, IO,
1.33s, 2033	5,177,010	200,366
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	2,659,519	112,990
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	2,031,554	93,715
IFB Ser. 06-28, Class GI, IO,
1.18s, 2035	1,797,374	68,859
IFB Ser. 05-65, Class SI, IO,
1.03s, 2035	2,118,118	78,607

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-27, Class SD, IO,
0.88s, 2037	$1,317,765	$40,614
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	2,233,930	67,181
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	2,733,173	89,857
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	5,576,984	190,354
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	3,460,307	110,981
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	2,269,958	70,452
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	2,925,904	88,589
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	2,789,214	83,760
Ser. 98-2, Class EA, PO, zero %, 2028	276,639	219,790
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 1.36s, 2045	3,060,958	69,828
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	599,000	576,538
Ser. 05-GG5, Class XC, IO,
0.061s, 2037	76,168,559	324,311
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.324s, 2039	11,119,155	280,759
Ser. 05-GG3, Class XC, IO,
0.134s, 2042	33,293,437	541,018
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	1,654,000	1,615,495
Ser. 04-GG2, Class A6, 5.396s, 2038	1,775,000	1,734,051
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	39,305
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	272,000	272,000
FRB Ser. 07-EOP, Class J, 6.17s, 2009	171,000	171,053
Ser. 98-C1, Class F, 6s, 2030	528,000	526,743
Ser. 03-C1, Class X1, IO, 0.41s, 2040	12,335,173	206,202
Ser. 04-C1, Class X1, IO, 0.18s, 2028	14,104,104	89,803
Ser. 05-GG4, Class XC, IO,
0.161s, 2039	43,379,009	754,049
Ser. 06-GG6, Class XC, IO,
0.045s, 2038	45,914,978	156,039
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.842s, 2035	809,893	799,413
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	399,326
Ser. 06-CB14, Class AM, 5.559s, 2044	1,878,000	1,828,552
Ser. 06-CB16, Class A4, 5.552s, 2045	1,784,000	1,745,252
FRB Ser. 04-PNC1, Class A4,
5.543s, 2041	16,000	15,671
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,683,825
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	39,412
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	37,673
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	632,365
Ser. 06-CB17, Class X, IO,
0.702s, 2043	17,654,300	684,104

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP9, Class X, IO,
0.642s, 2047	$4,111,586	$135,559
Ser. 07-LDPX, Class X, IO,
0.528s, 2049	22,002,643	522,563
Ser. 06-LDP7, Class X, IO,
0.02s, 2045	99,634,919	77,840
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	476,912
Ser. 03-ML1A, Class X1, IO,
0.813s, 2039	2,067,337	70,984
Ser. 06-FL2A, Class X1, IO,
0.783s, 2018	17,692,104	56,670
Ser. 05-LDP2, Class X1, IO,
0.102s, 2042	62,097,369	1,043,042
Ser. 05-LDP1, Class X1, IO,
0.1s, 2046	15,482,280	143,332
Ser. 05-CB12, Class X1, IO,
0.094s, 2037	22,449,904	231,515
Ser. 05-LDP3, Class X1, IO,
0.062s, 2042	55,738,375	428,924
Ser. 06-LDP6, Class X1, IO,
0.05s, 2043	44,574,190	240,283
Ser. 06-CB14, Class X1, IO,
0.046s, 2044	18,328,725	82,336
Ser. 05-LDP5, Class X1, IO,
0.043s, 2044	143,558,841	650,501
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	315,608
Ser. 99-C1, Class G, 6.41s, 2031	337,198	341,453
Ser. 98-C4, Class G, 5.6s, 2035	260,000	255,687
Ser. 98-C4, Class H, 5.6s, 2035	441,000	405,359
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,348
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	704,431
Ser. 07-C2, Class XW, IO, 0.73s, 2040	4,727,388	188,623
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.914s, 2038	12,529,984	595,174
Ser. 05-C2, Class XCL, IO,
0.153s, 2040	71,110,877	787,734
Ser. 05-C3, Class XCL, IO,
0.132s, 2040	26,929,751	569,479
Ser. 05-C5, Class XCL, IO,
0.109s, 2020	28,623,786	400,807
Ser. 05-C7, Class XCL, IO,
0.095s, 2040	34,569,848	316,566
Ser. 06-C1, Class XCL, IO,
0.081s, 2041	43,110,368	469,687

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

LB-UBS Commercial
Mortgage Trust 144A
Ser. 07-C2, Class XCL, IO,
0.075s, 2040	$40,622,744	$560,594
Ser. 06-C7, Class XCL, IO,
0.072s, 2038	9,106,993	150,265
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
6.27s, 2017	377,000	377,412
FRB Ser. 05-LLFA, 6.12s, 2018	173,000	172,568
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	353,990	373,913
IFB Ser. 07-5, Class 4A3, 8.16s, 2037	939,400	937,153
FRB Ser. 07-5, Class 4A2, 5.64s, 2037	1,789,927	1,775,640
IFB Ser. 06-9, Class 3A2, IO,
1.91s, 2037	1,089,363	60,201
IFB Ser. 06-5, Class 2A2, IO,
1.83s, 2036	3,319,403	152,301
IFB Ser. 07-2, Class 2A13, IO,
1.37s, 2037	2,317,534	111,705
IFB Ser. 07-1, Class 2A3, IO,
1.31s, 2037	2,697,886	129,400
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	3,526,994	164,723
IFB Ser. 06-9, Class 2A2, IO,
1.3s, 2037	2,513,974	118,687
IFB Ser. 06-7, Class 2A4, IO,
1.23s, 2036	5,078,592	179,151
IFB Ser. 06-7, Class 2A5, IO,
1.23s, 2036	4,550,403	199,819
IFB Ser. 06-6, Class 1A2, IO,
1.18s, 2036	1,944,780	69,110
IFB Ser. 06-6, Class 1A3, IO,
1.18s, 2036	2,668,139	107,784
IFB Ser. 06-5, Class 1A3, IO,
0.08s, 2036	899,718	3,734
IFB Ser. 06-7, Class 1A3, IO,
0.03s, 2036	2,108,156	9,908
IFB Ser. 06-9, Class 1A6, IO,
zero %, 2037	1,866,508	5,078
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.548s, 2034	187,995	189,695
Ser. 04-13, Class 3A6, 3.786s, 2034	1,066,000	1,027,720
Ser. 06-OA1, Class X, IO,
2.086s, 2046	2,362,588	74,569
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	954,706	13,939
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	2,599,295	7,311
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.063s, 2049	38,035,409	552,702

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO,
6.166s, 2022	$4,030,000	$47,663
FRB Ser. 06-1, Class TM, 5.82s, 2022	409,000	409,532
Ser. 06-1, Class X1A, IO, 1.44s, 2022	13,758,470	171,032
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.114s, 2030	283,000	296,461
FRB Ser. 05-A9, Class 3A1, 5.28s, 2035	1,875,032	1,856,282
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5,
4.855s, 2041	41,000	38,784
FRB Ser. 05-MCP1, Class A4,
4.747s, 2043	40,000	37,247
Ser. 05-MCP1, Class XC, IO,
0.093s, 2043	28,614,952	390,102
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	15,644,752	136,892
Ser. 04-KEY2, Class XC, IO,
0.207s, 2039	6,652,522	142,146
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A
Ser. 06-1, Class X, IO, 0.135s, 2039	26,352,000	134,848
Ser. 07-7, Class X, IO, 0.02s, 2050	77,296,000	314,015
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.009s, 2037	1,378,565	429,940
Ser. 04-C2, Class X, IO, 6.412s, 2040	1,114,542	333,666
Ser. 05-C3, Class X, IO, 5.556s, 2044	1,198,157	348,963
Ser. 06-C4, Class X, IO, 5.475s, 2016	3,634,000	1,202,615
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.705s, 2043	5,412,654	277,615
Ser. 05-HQ6, Class X1, IO,
0.081s, 2042	31,116,773	325,417
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	1,040,000	1,004,697
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,617,768
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	839,003
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	257,220
Ser. 04-RR, Class F5, 6s, 2039	790,000	689,370
Ser. 04-RR, Class F6, 6s, 2039	820,000	680,116
Ser. 05-HQ5, Class X1, IO,
0.131s, 2042	9,183,518	72,464
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.361s, 2035	2,194,415	2,185,704
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.239s, 2030	470,000	477,042
Permanent Financing PLC FRB Ser. 8,
Class 2C, 5.74s, 2042 (United Kingdom)	1,147,000	1,147,795
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,735,715
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	191,432
Ser. 00-C2, Class J, 6.22s, 2033	439,000	439,641

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s,
2034 (Ireland)	$1,175,000	$1,175,000
Ser. 04-1A, Class E, 6.61s,
2034 (Ireland)	463,000	462,190
Residential Asset Securitization Trust IFB
Ser. 06-A7CB, Class 1A6, IO, 0.23s, 2036	518,727	3,587
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	1,444,847	1,373,088
Salomon Brothers Mortgage
Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 0.894s, 2036	9,992,728	472,451
SBA CMBS Trust 144A Ser. 05-1A,
Class D, 6.219s, 2035	215,000	214,326
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	336,000	298,620
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	228,000	194,878
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	150,000	133,084
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 04-8, Class 1A3, 5.761s, 2034	20,501	20,716
FRB Ser. 05-18, Class 6A1,
5.251s, 2035	951,428	942,408
Ser. 05-9, Class AX, IO, 1.095s, 2035	10,312,909	148,248
Wachovia Bank Commercial
Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,239,505
Ser. 06-C28, Class XC, IO,
0.564s, 2048	9,346,112	248,793
Ser. 06-C29, IO, 0.528s, 2048	39,956,067	1,148,337
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
8.62s, 2018	313,000	312,941
Ser. 07-C31, IO, 0.431s, 2047	36,862,230	751,621
Ser. 03-C3, Class IOI, IO, 0.415s, 2035	7,198,633	212,880
Ser. 06-C23, Class XC, IO, 0.06s, 2045	39,134,842	236,766
Ser. 06-C26, Class XC, IO,
0.045s, 2045	14,923,059	55,514
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class X, IO, 0.852s, 2049	6,251,491	286,445
Washington Mutual 144A Ser. 06-SL1,
Class X, IO, 0.938s, 2043	3,167,579	162,957
Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	64,152
Washington Mutual Multi-Fam.,
Mtge. 144A Ser. 01-1, Class B5, 7.192s,
2031 (Cayman Islands)	572,000	570,364

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.2%)* continued

	Principal amount	Value

Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 5.262s, 2036	$1,160,895	$1,146,656
Ser. 05-AR2, Class 2A1, 4.545s, 2035	598,281	586,760
Ser. 04-R, Class 2A1, 4.36s, 2034	614,860	602,562
Ser. 05-AR9, Class 1A2, 4.354s, 2035	620,693	608,938
Ser. 05-AR12, Class 2A5, 4.319s, 2035	8,480,000	8,226,709
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	18,344,000	174,917

Total collateralized mortgage obligations
(cost $264,816,455)		$253,471,822

CORPORATE BONDS AND NOTES (14.6%)*

Principal amount		Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass
Through Trust 144A company guaranty
4.027s, 2009	$695,000	$669,366
Georgia-Pacific Corp. debs. 9 1/2s, 2011	320,000	339,200
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	265,525
Lafarge SA notes 6 1/2s, 2016 (France)	135,000	138,144
Lubrizol Corp. (The) sr. notes
5 1/2s, 2014	190,000	182,045
Newmont Mining Corp. notes
5 7/8s, 2035	275,000	243,404
Potash Corp. of Saskatchewan notes
5 7/8s, 2036 (Canada)	325,000	305,714
Westvaco Corp./NY unsec. notes
7 1/2s, 2027	70,000	71,768
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	305,000	296,301
		2,511,467

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015	185,000	171,588
L-3 Communications Corp. sr. sub. notes
company guaranty Ser. B, 6 3/8s, 2015	240,000	226,800
Legrand SA debs. 8 1/2s, 2025 (France)	355,000	414,463
		812,851

Communication Services (1.5%)
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	325,000	328,088
AT&T Corp. sr. notes 8s, 2031	270,000	320,917
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	965,000	1,202,988
Bellsouth Capital Funding unsecd.
notes 7 7/8s, 2030	810,000	914,511
France Telecom notes 8 1/2s,
2031 (France)	85,000	106,802
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	245,000	243,170
Nextel Communications, Inc. sr. notes
Ser. F, 5.95s, 2014	1,080,000	1,028,649

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Communication Services continued
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	$320,000	$323,417
Southwestern Bell Telephone debs.
7s, 2027	425,000	429,839
Sprint Capital Corp. company guaranty
6.9s, 2019	465,000	460,320
Sprint Capital Corp. company guaranty
6 7/8s, 2028	630,000	599,674
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	140,000	144,675
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	145,000	138,167
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	70,000	67,372
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	425,000	395,193
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	295,000	306,331
Telefonica Emisones SAU company
guaranty 6.421s, 2016 (Spain)	115,000	116,764
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	140,000	139,649
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	240,000	278,944
Telus Corp. notes 8s, 2011 (Canada)	435,000	465,167
Verizon Communications, Inc. sr. unsec.
bond 6 1/4s, 2037	610,000	588,178
Verizon Communications, Inc. sr. unsec.
bond 5 1/2s, 2017	435,000	419,244
Verizon New England, Inc. sr. notes
6 1/2s, 2011	975,000	1,000,712
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	44,318
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	405,000	465,811
Verizon Virginia Inc. debs. Ser. A,
4 5/8s, 2013	255,000	238,977
		10,767,877

Conglomerates (—%)
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016 (Netherlands)	285,000	281,049

Consumer Cyclicals (0.7%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	254,051
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	271,147
DaimlerChrysler NA Holding Corp.
company guaranty 7.2s, 2009	695,000	717,305
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	175,000	180,084
DaimlerChrysler NA Holding Corp.
notes Ser. MTN, 5 3/4s, 2011	720,000	720,990
Ford Motor Credit Corp. notes
6 3/8s, 2008	425,000	420,745
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	43,322
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	392,641

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (14.6%)* continued

Principal amount		Value

Consumer Cyclicals continued
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	$445,000	$423,777
Marriott International, Inc. notes 6 3/8s, 2017	770,000	772,821
Office Depot, Inc. notes 6 1/4s, 2013	232,000	232,123
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	271,641
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	315,000	303,808
		5,004,455

Consumer Staples (1.6%)
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	426,858
Cox Communications, Inc. notes 7 1/8s, 2012	300,000	316,942
Cox Communications, Inc. 144A bonds
6.45s, 2036	385,000	370,287
Cox Communications, Inc. 144A notes
5 7/8s, 2016	365,000	357,510
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	521,971
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037	790,000	777,620
CVS Caremark Corp. 144A pass-through
certificates 6.117s, 2013	743,270	750,110
Delhaize Group 144A notes 6 1/2s,
2017 (Belgium)	230,000	231,091
Estee Lauder Cos Inc. (The) sr. unsec.
6s, 2037	420,000	401,470
Estee Lauder Cos Inc. (The) sr. unsec.
5.55s, 2017	115,000	112,097
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,655
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	460,922
News America Holdings, Inc. debs.
7 3/4s, 2045	875,000	959,683
News America, Inc. company guaranty
6.4s, 2035	250,000	238,078
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	960,000	1,070,109
TCI Communications, Inc. debs. 9.8s, 2012	670,000	773,350
TCI Communications, Inc. debs.
7 7/8s, 2013	530,000	580,759
Time Warner Cable, Inc. 144A sr.
unsec. 6.55s, 2037	290,000	279,610
Time Warner Cable, Inc. 144A sr.
unsec. 5.85s, 2017	170,000	165,098
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	5,000	5,740
Time Warner, Inc. company guaranty
6 1/2s, 2036	175,000	166,157
Time Warner, Inc. company guaranty
5 7/8s, 2016	300,000	291,780
Time Warner, Inc. debs. 9.15s, 2023	325,000	392,937
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,016,596
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	249,638
		10,937,068

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Energy (1.0%)
Anadarko Petroleum Corp. sr. notes
6.45s, 2036	$530,000	$508,386
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	295,000	288,149
Chesapeake Energy Corp. sr. unsecd.
notes 7 5/8s, 2013	420,000	430,500
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	75,000	72,300
Enterprise Products Operating LP
company guaranty FRN 8 3/8s, 2066	745,000	795,103
Forest Oil Corp. sr. notes 8s, 2011	250,000	257,500
Hess Corp. bonds 7 7/8s, 2029	500,000	563,587
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	220,000	215,481
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	268,800
Nexen, Inc. bonds 6.4s, 2037 (Canada)	520,000	497,144
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	302,250
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	600,000	618,614
Sunoco, Inc. notes 4 7/8s, 2014	260,000	242,092
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	415,000	400,475
Valero Energy Corp. sr. notes 6 5/8s, 2037	145,000	144,332
Valero Energy Corp. sr. notes 6 1/8s, 2017	225,000	224,275
Valero Energy Corp. sr. unsecd. notes
7 1/2s, 2032	305,000	333,081
Weatherford International, Inc. 144A
company guaranty 6.8s, 2037	95,000	96,713
Weatherford International, Inc. 144A
company guaranty 6.35s, 2017	115,000	116,518
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	350,000	338,463
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	195,000	186,359
		6,900,122

Financial (5.7%)
AGFC Capital Trust I company guaranty
6s, 2067	270,000	257,054
American International Group, Inc. jr.
sub. bond 6 1/4s, 2037	845,000	792,936
Ameriprise Financial, Inc. jr. sub. FRN
7.518s, 2066	725,000	755,107
Amvescap PLC company guaranty
5 5/8s, 2012 (United Kingdom)	215,000	211,843
Axa SA 144A sub. notes FRN 6.379s,
2036 (France)	375,000	343,067
Bank of America NA sub. notes
5.3s, 2017	825,000	787,780
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	460,000	418,333
Block Financial Corp. notes
5 1/8s, 2014	335,000	308,587

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Financial continued
Bosphorus Financial Services, Ltd.
144A sec. FRN
7.16s, 2012 (Cayman Islands)	$905,000	$914,139
Brandywine Operating Partnership LP
sr. unsec. 5.7s, 2017 (R)	345,000	334,089
Camden Property Trust notes 5.7s,
2017 (R)	320,000	309,660
Capital One Capital III company
guaranty 7.686s, 2036	720,000	741,522
Chubb Corp. (The) sr. notes 6s, 2037	270,000	257,351
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	1,360,000	1,240,206
CIT Group, Inc. sr. notes 5s, 2015	160,000	148,387
CIT Group, Inc. sr. notes 5s, 2014	1,550,000	1,453,779
Citigroup, Inc. sub. notes 5s, 2014	171,000	162,666
CNA Financial Corp. unsecd. notes
6 1/2s, 2016	305,000	307,490
CNA Financial Corp. unsecd. notes
6s, 2011	305,000	305,999
Colonial Properties Trust notes
6 1/4s, 2014 (R)	300,000	304,089
Countrywide Capital III company guaranty
Ser. B, 8.05s, 2027	495,000	531,951
Countrywide Financial Corp. FRN
Ser. MTN, 5.78s, 2012	825,000	824,980
Credit Suisse Guernsey Ltd. jr. sub.
FRN 5.86s, 2049 (Guernsey)	576,000	554,954
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	495,000	471,284
Developers Diversified Realty Corp.
unsecd notes 5 3/8s, 2012 (R)	160,000	156,790
Dresdner Funding Trust I 144A bonds
8.151s, 2031	575,000	662,264
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	274,774
ERP Operating LP notes 5 3/4s, 2017 (R)	340,000	333,322
Fleet Capital Trust V bank guaranty FRN
6.35s, 2028	470,000	471,640
Fund American Cos., Inc. notes 5 7/8s, 2013	650,000	631,627
GATX Financial Corp. notes 5.8s, 2016	235,000	224,893
General Motors Acceptance Corp. bonds
8s, 2031	380,000	388,581
General Motors Acceptance Corp. FRN
6.306s, 2007	720,000	720,018
General Motors Acceptance Corp. notes
7s, 2012	380,000	374,451
GMAC LLC unsub. notes FRN 6.61s, 2009	1,110,000	1,109,953
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	159,069
Highwood Properties, Inc. 144A bonds
5.85s, 2017 (R)	410,000	396,566
Hospitality Properties Trust notes 6 3/4s,
2013 (R)	325,000	335,194
HRPT Properties Trust bonds 5 3/4s,
2014 (R)	220,000	216,727
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	246,470

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Financial continued
HSBC Finance Capital Trust IX FRN
5.911s, 2035	$1,400,000	$1,355,491
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	1,060,000	1,033,860
iStar Financial, Inc. sr. unsecd. notes
5 7/8s, 2016 (R)	705,000	678,716
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	585,000	591,314
JPMorgan Chase Capital XX jr. sub.
bond Ser. T, 6.55s, 2036	950,000	913,131
Kimco Realty Corp. sr. sub. notes
5.7s, 2017 (R)	240,000	233,295
Lehman Brothers Holdings, Inc.
sub. notes 5 3/4s, 2017	65,000	63,148
Liberty Mutual Insurance 144A notes
7.697s, 2097	900,000	875,621
Lincoln National Corp. FRB 7s, 2066	480,000	492,518
Loews Corp. notes 5 1/4s, 2016	210,000	201,213
MetLife, Inc. jr. sub. FRN 6.4s, 2036	630,000	583,602
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	235,000	229,051
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	270,000	274,371
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	242,074
NB Capital Trust IV company guaranty
8 1/4s, 2027	2,110,000	2,195,037
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	205,000	166,885
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	515,000	521,133
PNC Bank NA notes 4 7/8s, 2017	420,000	387,364
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	389,609
Prudential Holdings LLC 144A bonds
8.695s, 2023	650,000	785,135
QBE Capital Funding II LP 144A company
guaranty FRN 6.797s, 2049 (Jersey)	305,000	297,821
RBS Capital Trust IV company guaranty
FRN 6.16s, 2049	600,000	609,300
Regency Centers LP sr. unsec.
5 7/8s, 2017 (R)	265,000	260,602
Rouse Co LP/TRC Co-Issuer Inc.
144A sr. notes 6 3/4s, 2013 (R)	285,000	284,747
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	276,633
Royal Bank of Scotland Group PLC FRB
7.648s, 2049 (United Kingdom)	110,000	122,639
Safeco Capital Trust I company guaranty
8.072s, 2037	585,000	609,241
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	305,000	301,784
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	525,000	485,422
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	295,000	287,824

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Financial continued
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	$355,000	$360,790
Travelers Cos., Inc. (The) sr. unsecd.
notes 6 1/4s, 2037	295,000	287,135
UBS AG/Jersey Branch FRN 4.065s,
2008 (Jersey)	1,485,000	1,507,275
Unitrin, Inc. sr. notes 6s, 2017	300,000	290,808
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	425,000	424,296
Westfield Group sr. notes 5.7s,
2016 (Australia)	365,000	358,675
Westpac Capital Trust III 144A sub.
notes FRN 5.819s, 2049 (Australia)	645,000	638,273
Willis Group North America, Inc.
company guaranty 6.2s, 2017	295,000	290,012
ZFS Finance USA Trust I 144A bonds
FRB 6 1/2s, 2037	865,000	844,386
		40,189,823

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008	430,000	431,144
Hospira, Inc. sr. notes 6.05s, 2017	230,000	226,488
Hospira, Inc. sr. notes 5.55s, 2012	320,000	317,213
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	190,000	187,625
Wyeth notes 5.95s, 2037	720,000	688,092
		1,850,562

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	327,174
Avnet, Inc. notes 6s, 2015	310,000	298,758
Xerox Corp. sr. notes 6.4s, 2016	445,000	447,744
		1,073,676

Transportation (0.4%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	40,000	39,900
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	227,363
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	1,205,000	1,205,000
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	638,928	679,659
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	185,000	185,477
Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	285,041
United AirLines, Inc. pass-through
certificates 6.636s, 2022	290,000	290,000
		2,912,440

CORPORATE BONDS AND NOTES (14.6%)* continued

Principal amount		Value

Utilities & Power (2.7%)
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	$330,000	$323,624
Appalachian Power Co. sr. notes
5.8s, 2035	255,000	235,007
Arizona Public Services Co. notes
6 1/2s, 2012	435,000	445,447
Atmos Energy Corp. sr. unsub.
6.35s, 2017	370,000	373,101
Beaver Valley II Funding debs. 9s, 2017	593,000	660,881
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	680,000	667,026
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	515,000	549,319
Cleveland Electric Illuminating Co.
(The) sr. unsec. bond 5.95s, 2036	720,000	663,636
Cleveland Electric Illuminating Co.
(The) 144A sr. notes Ser. D, 7.88s, 2017	225,000	254,669
CMS Energy Corp. unsub. notes
6.55s, 2017	20,000	19,600
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	470,000	434,456
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	350,000	339,437
Dominion Resources, Inc. jr. sub.
notes FRN 6.3s, 2066	1,375,000	1,382,935
El Paso Natural Gas Co. 144A sr.
unsec. bond 5.95s, 2017	50,000	48,430
Enbridge Energy Partners LP sr.
unsec. notes 5 7/8s, 2016	310,000	302,757
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	410,000	381,880
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	230,000	234,409
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	320,000	361,229
Ipalco Enterprises, Inc. sec. notes
8 3/8s, 2008	160,000	163,600
ITC Holdings Corp. 144A notes
5 7/8s, 2016	450,000	438,704
Kansas Gas & Electric bonds 5.647s, 2021	150,000	144,065
Kinder Morgan, Inc. notes 6s, 2017	230,000	225,328
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	285,000	283,371
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	890,000	859,832
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	262,608
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	185,000	180,718
Northwestern Corp. sec. notes
5 7/8s, 2014	450,000	436,694
Oncor Electric Delivery Co. debs. 7s, 2022	245,000	255,873
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	375,000	406,202

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (14.6%)* continued

	Principal amount	Value

Utilities & Power continued
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	$320,000	$298,563
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	450,000	444,098
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	438,768	443,357
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	265,000	255,911
Progress Energy, Inc. sr. unsecd. notes
5 5/8s, 2016	400,000	391,786
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	390,000	399,623
Public Service Co. of New Mexico
sr. notes 4.4s, 2008	270,000	266,292
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	480,000	474,545
Sierra Pacific Power Co. general ref.
mtge. Ser. P, 6 3/4s, 2037	680,000	685,440
Southern California Edison Co. notes
6.65s, 2029	515,000	540,315
Southern California Edison Co. 06-E
1st mtge. 5.55s, 2037	410,000	378,611
Southern Natural Gas. Co. 144A notes
5.9s, 2017	185,000	179,850
Spectra Energy Capital, LLC sr. notes
8s, 2019	325,000	361,160
Teco Energy, Inc. notes 7.2s, 2011	465,000	481,893
TEPPCO Partners LP company guaranty
FRB 7s, 2067	240,000	229,503
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	275,000	268,282
TransCanada Pipelines, Ltd. jr. sub.
FRN 6.35s, 2067 (Canada)	210,000	201,885
TXU Energy Co. 144A sr. unsec. FRN
5.85s, 2008	1,025,000	1,024,966
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	41,847
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	296,917
		18,999,682

Total corporate bonds and notes (cost $104,299,120)		$102,241,072

ASSET-BACKED SECURITIES (11.4%)*

	Principal amount	Value

Advanta Business Card Master Trust FRB
Ser. 04-C1, Class C, 6.37s, 2013	$373,000	$377,860
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	31,310	29,842
Ser. 04-6N, Class Note, 4 3/4s, 2035	27,900	26,558
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 5.73s, 2029	1,319,945	1,323,803
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C, 5.82s, 2012	1,397,424	1,400,498
Ameriquest Mortgage Securities, Inc. FRB
Ser. 06-R1, Class M10, 7.82s, 2036	388,000	306,520

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A,
Class A, 6.11s, 2047 (Cayman Islands)	$790,000	$790,000
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	625,323
Ser. 04-1A, Class E, 6.42s, 2039	495,418	484,697
Asset Backed Funding Certificates 144A
FRB Ser. 06-OPT3, Class B, 7.82s, 2036	61,000	41,898
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
7.82s, 2035	176,000	126,224
Asset Backed Securities Corp. Home
Equity Loan Trust FRB Ser. 05-HE1,
Class A3, 5.61s, 2035	10,287	10,288
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 6.02s, 2033	444,625	446,501
Bank One Issuance Trust FRB Ser. 03-C4,
Class C4, 6.35s, 2011	470,000	473,745
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	170,784
Bayview Commercial Asset Trust 144A
Ser. 06-4A, Class IO, IO, 1.14s, 2036	922,020	127,515
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	2,147,000	2,147,000
Ser. 04-B, Class A1, 5.82s, 2039	2,465,539	2,465,528
FRB Ser. 04-D, Class A, 5.71s, 2044	720,224	720,336
Ser. 05-B, Class A, IO, 4.466s, 2039	2,165,713	22,075
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
6.67s, 2038	468,104	470,445
FRB Ser. 03-SSRA, Class A,
6.02s, 2038	464,309	465,237
FRB Ser. 04-SSRA, Class A1,
5.92s, 2039	398,913	399,312
Bear Stearns Asset Backed Securities
Trust IFB Ser. 07-AC5, Class A6, IO,
1.23s, 2037	5,174,000	156,837
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	301,000	180,600
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	178,000	115,700
FRB Ser. 03-3, Class A2, 5.91s, 2043	929,663	930,825
FRB Ser. 05-3, Class A1, 5.77s, 2035	279,845	280,282
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
7.57s, 2036	106,000	68,900
Broadhollow Funding, LLC 144A FRB
Ser. 04-A, Class Sub, 7.32s, 2009	698,000	666,590
Capital Auto Receivables Asset Trust
144A Ser. 05-1, Class D, 6 1/2s, 2011	582,000	576,044
Capital One Multi-Asset Execution
Trust FRB Ser. 02-C1, Class C1,
8.07s, 2010	278,000	279,379
CARMAX Auto Owner Trust Ser. 04-2,
Class D, 3.67s, 2011	67,103	66,358

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s,
2011 (Cayman Islands)	$261,816	$262,551
FRB Ser. 04-AA, Class B3, 8.67s,
2011 (Cayman Islands)	42,514	42,573
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 6.4s, 2010	860,000	867,834
Chase Funding Net Interest Margin
144A Ser. 04-OPT1, Class Note,
4.458s, 2034	47,365	46,736
Citibank Credit Card Issuance Trust FRB
Ser. 01-C1, Class C1, 6.436s, 2010	470,000	472,221
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,450,268	455,319
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,761,200
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,476,306
Ser. 01-4, Class A4, 7.36s, 2033	2,448,508	2,498,249
Ser. 00-6, Class A5, 7.27s, 2031	443,491	435,699
Ser. 01-1, Class A5, 6.99s, 2032	2,879,630	2,736,030
Ser. 01-3, Class A4, 6.91s, 2033	2,527,858	2,461,405
Ser. 02-1, Class A, 6.681s, 2033	2,572,553	2,584,373
Countrywide Asset Backed
Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	25,714	25,457
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	532	266
Ser. 04-14N, 5s, 2036	18,746	17,903
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.022s, 2046	4,736,287	170,210
Ser. 05-9, Class 1X, IO, 1.669s, 2035	4,159,879	71,498
Ser. 05-2, Class 2X, IO, 1.16s, 2035	5,002,685	102,399
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	473,813	494,629
IFB Ser. 05-R1, Class 1AS, IO,
0.8s, 2035	3,144,410	89,059
IFB Ser. 05-R2, Class 1AS, IO,
0.421s, 2035	3,233,066	94,147
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	716,000	672,145
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-FR1N, Class A,
5s, 2034	172,604	163,974
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	155,000	156,512
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.86s, 2035	286,000	286,090
Finance America NIM Trust 144A
Ser. 04-1, Class A, 5 1/4s, 2034	34,506	35
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	153,501	153,597
Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s, 2009	480,000	472,128
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	89,553	797
Ser. 04-3, Class A, 4 1/2s, 2034	2,500	36

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

GE Capital Credit Card Master Note
Trust FRB Ser. 04-2, Class C, 5.8s, 2010	$836,610	$837,522
GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	513,000	512,995
Ser. 04-1A, Class B, 6.17s, 2018	56,822	56,788
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	814,000	805,586
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	291,980	287,870
Ser. 04-2, Class C, 6.17s, 2032	218,392	217,846
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.758s, 2041
(United Kingdom)	786,259	790,129
FRB Ser. 02-2, Class 1C, 6.608s, 2043
(United Kingdom)	247,159	248,642
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	6,436,212	6,146,582
Ser. 97-6, Class A9, 7.55s, 2029	311,444	318,410
Ser. 97-4, Class A7, 7.36s, 2029	249,118	254,435
Ser. 97-6, Class A8, 7.07s, 2029	127,289	127,915
Ser. 98-4, Class A7, 6.87s, 2030	135,073	133,384
Ser. 97-7, Class A8, 6.86s, 2029	172,212	173,485
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	499,871
Ser. 99-1, Class A6, 6.37s, 2025	244,000	245,220
Ser. 99-3, Class A5, 6.16s, 2031	990	997
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,465,031	1,393,493
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	198,379
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	513,948	513,370
GSAMP Trust 144A Ser. 05-NC1,
Class N, 5s, 2035	1,087	1,044
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	152,188	160,154
Ser. 05-RP3, Class 1A3, 8s, 2035	488,216	508,945
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	400,230	412,017
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	435,555	453,996
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	501,180	516,210
IFB Ser. 04-4, Class 1AS, IO,
0.775s, 2034	7,551,545	214,290
Guggenheim Structured Real
Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030
(Cayman Islands)	400,000	398,960
FRB Ser. 05-1A, Class D, 6.85s, 2030
(Cayman Islands)	248,067	240,848
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	237,610	206,720
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 5.856s, 2036
(Cayman Islands)	1,031,428	990,171

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

Home Equity Asset Trust 144A
Ser. 04-4N, Class A, 5s, 2034
(Cayman Islands)	$17,662	$16,779
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	162,399	161,162
JPMorgan Mortgage Acquisition
Corp. FRB Ser. 05-OPT2, Class M11,
7.57s, 2035	268,000	184,920
Lehman Mortgage Trust
IFB Ser. 06-7, Class 4A2, IO,
2.43s, 2036	1,651,288	89,007
Ser. 07-1, Class 3A2, IO, 1.93s, 2037	1,703,738	101,634
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s,
2036 (Cayman Islands)	1,280,000	1,348,050
FRB Ser. 02-1A, Class FFL, 8.07s,
2037 (Cayman Islands)	2,075,000	2,075,000
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	1,626,445	1,268,627
Ser. 02-A IO, 0.3s, 2032	56,063,643	593,327
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	46,333	45,188
FRB Ser. 02-1A, Class A1, 6.02s, 2024	520,293	523,518
Ser. 04-2A, Class D, 5.389s, 2026	45,605	43,574
Ser. 04-2A, Class C, 4.741s, 2026	45,194	43,234
MASTR Asset Backed Securities NIM
Trust 144A Ser. 04-HE1A, Class Note,
5.191s, 2034
(Cayman Islands)	3,903	1,756
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	334,996	345,815
Ser. 05-1, Class 1A4, 7 1/2s, 2034	612,712	632,647
MBNA Credit Card Master Note Trust FRB
Ser. 03-C5, Class C5, 6 1/2s, 2010	860,000	868,050
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 5.94s, 2027	2,121,795	2,015,705
Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	5,334	5,292
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	12,667	12,477
Ser. 04-FM1N, Class N1, 5s, 2035
(Cayman Islands)	8,883	8,750
Ser. 04-WM3N, Class N1, 4 1/2s,
2035 (In default) †	19,485	18,901
Ser. 04-WM1N, Class N1, 4 1/2s,
2034 (In default) †	7,669	767
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	222,013	216,312
Morgan Stanley Auto Loan Trust
144A Ser. 04-HB2, Class E, 5s, 2012	59,333	58,464
N-Star Real Estate CDO, Ltd. 144A
FRB Ser. 04-2A, Class C1, 7.32s, 2039
(Cayman Islands)	500,000	509,219

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 5.85s, 2015
(Cayman Islands)	$374,096	$374,284
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	157,786	154,271
Ser. 04-B, Class C, 3.93s, 2012	132,107	128,418
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	702,030	674,812
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.911s, 2035	224,836	226,162
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	212,555	217,614
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	645,181	576,206
Ser. 01-D, Class A3, 5.9s, 2022	67,264	53,811
Ser. 02-C, Class A1, 5.41s, 2032	1,789,035	1,612,350
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	200,443	176,082
Ser. 01-B, Class A3, 6.535s, 2023	70,662	65,050
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s,
2018 (Ireland)	273,000	275,730
FRB Ser. 05-A, Class D, 6.86s,
2012 (Ireland)	300,000	300,000
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.82s, 2035	93,000	66,058
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	133,479	131,503
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 7.82s, 2034	179,000	143,200
People’s Choice Net Interest Margin
Note 144A Ser. 04-2, Class B, 5s, 2034	10,111	9,534
Permanent Financing PLC FRB Ser. 3,
Class 3C, 6.49s, 2042 (United Kingdom)	580,000	583,985
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	267,000	267,710
Ser. 04-DA, Class D, 4.4s, 2011	415,000	413,282
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.82s, 2035	371,000	222,600
Ser. 04-NT12, Class Note, 4.7s, 2035	2,742	2,677
Ser. 04-NT, Class Note, 4 1/2s, 2034	70,670	56,536
Residential Asset Securitization Trust IFB
Ser. 07-A3, Class 2A2, IO, 1.37s, 2037	5,500,145	259,833
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.58s, 2033	664,921	662,012
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands)	7,356	23
Ser. 03-BC2A, Class A, 7 3/4s, 2033
(Cayman Islands)	67,781	2,711
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands)	98,270	10
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	3,859	113

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.4%)* continued

	Principal amount	Value

SAIL Net Interest Margin Notes 144A
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	$23,121	$99
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	25,734	42
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	6,120	122
Ser. 03-7A, Class A, 7s, 2033
(Cayman Islands)	14,353	72
Sharps SP I, LLC Net Interest Margin
Trust 144A Ser. 04-HE1N, Class Note,
4.94s, 2034 (Cayman Islands) (In default) †	64,144	1
Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
7.82s, 2035	202,000	148,470
South Coast Funding 144A FRB Ser. 3A,
Class A2, 6.557s, 2038 (Cayman Islands)	235,000	235,470
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
5.67s, 2034	476,259	476,212
Structured Asset Investment Loan Trust
144A FRB Ser. 05-HE3, Class M11,
6.156s, 2035	420,000	210,000
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 5.86s, 2015	2,141,585	2,138,908
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	25,512,000	646,219
Ser. 07-4, Class 1A4, IO, 5s, 2037	25,512,000	676,578
Structured Asset Securities Corp. 144A
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,935,708	53,527
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038 (Cayman Islands)	718,000	681,597
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	96,194	95,101
Ser. 04-3, Class D, 4.07s, 2012	116,340	115,550
Ser. 04-4, Class D, 3.58s, 2012	55,525	54,795
Ser. 04-1, Class D, 3.17s, 2011	18,830	18,800
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 6.255s, 2044
(United Kingdom)	542,509	542,438

Total asset-backed securities (cost $82,397,925)		$79,649,909

PURCHASED OPTIONS OUTSTANDING (2.1%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.34%
versus the three month
USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.340	$9,709,000	$332,063

PURCHASED OPTIONS OUTSTANDING (2.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.34%
versus the three month
USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.340	$9,709,000	$72,892

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of
4.965% versus the three
month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	76,000,000	2,120,012

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.175%
versus the three month
USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/5.175	38,000,000	1,732,481

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/5.315	23,109,000	1,113,570

Option on an interest rate
swap with Goldman Sachs,
International for the right to
pay a fixed rate swap of
5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	23,109,000	1,100,099

Option on an interest
rate swap with Deutschbank
for the right to pay a fixed
rate swap of 5.385% versus
the three month USD-
LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	18,711,000	833,612

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	18,694,000	822,112

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA maturing
on May 8, 2018.	May-08/5.235	16,786,000	716,621

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (2.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.20% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.200	$9,347,000	$408,258

Option on an interest rate
swap with Goldman Sachs
International for the right to
pay a fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.198	8,743,000	394,175

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.220	8,743,000	382,060

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	23,109,000	366,451

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/5.315	23,109,000	355,151

Option on an interest
rate swap with Deutschbank
for the right to receive a
fixed rate swap of 5.385%
versus the three month
USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	18,711,000	316,403

Option on an interest rate
swap with Goldman Sachs,
International for the right to
receive a fixed rate swap of
4.965% versus the three
month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	76,000,000	306,371

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.175%
versus the three month
USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/5.175	38,000,000	245,875

PURCHASED OPTIONS OUTSTANDING (2.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to pay a fixed rate of
5.21% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.210	$3,739,000	$161,263

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	18,694,000	138,145

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.235%
versus the three month
USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	16,786,000	127,624

Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right to
receive a fixed rate of 5.20%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.200	9,347,000	68,224

Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of
5.1975% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	8,743,000	66,511

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.220	8,743,000	65,336

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
right to receive a fixed rate of
5.21% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.210	3,739,000	27,945

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.390	36,693,000	1,127,558

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (2.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right to pay
a fixed rate swap of 5.3475%
versus the three month
USD-LIBOR-BBA maturing
February 04, 2018.	Jan-08/5.348	$18,652,000	$602,889

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.390	36,693,000	293,584

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the right to receive a
fixed rate of 5.3475% versus
the three month USD-
LIBOR-BBA maturing on
February 4, 2018.	Jan-08/5.348	18,652,000	140,561

Total purchased options outstanding (cost $12,439,906)			$14,437,846

MUNICIPAL BONDS AND NOTES (0.1%)*

		Principal
	Rating**	amount	Value

WV Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.467s, 6/1/47	Baa3	$585,000	$594,617
MI Tobacco Settlement Fin. Auth.
Rev Bonds, Ser. A, 7.309s, 6/1/34	Baa3	415,000	423,624

Total municipal bonds and notes (cost $999,955)			$1,018,241

SHORT-TERM INVESTMENTS (28.0%)*

	Principal amount/shares	Value

U.S. Treasury Bills for an effective
yield of 4.98%, September 27,2007 #	$1,049,000	$1,036,538
U.S. Treasury Bills for an effective
yield of 4.18%, July 19,2007 #	1,050,000	1,047,811
Putnam Prime Money Market Fund (e)	193,836,556	193,836,556

Total short-term investments (cost $195,920,905)		$195,920,905

Total investments (cost $934,760,598)		$919,735,081

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Long)	1	$236,675	Sep-07	$(390)
Euro-Dollar
90 day (Long)	626	148,346,350	Mar-08	(549,453)
Euro-Dollar
90 day (Long)	332	78,555,350	Sep-09	(490,753)
Euro-Dollar
90 day (Short)	1295	306,963,563	Sep-08	1,594,655
U.S. Treasury
Note 2 yr (Short)	357	72,749,906	Sep-07	(61,671)
U.S. Treasury
Note 5 yr (Short)	212	22,064,563	Sep-07	140,383
U.S. Treasury
Note 10 yr (Long)	1664	175,890,000	Sep-07	159,012

Total				$791,783

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $8,897,767) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.55%
versus the three month
USD-LIBOR-BBA maturing
on July 5, 2017.	$43,180,000	Jul-07/4.550	$4

Option on an interest
rate swap with Lehman
Brothers International for
the obligation to receive a
fixed rate of 5.225% versus
the three month USD-
LIBOR-BBA maturing
March 5, 2018.	14,181,000	Mar-08/5.225	568,332

Option on an interest rate
swap with Lehman Brothers
International for the
obligation to pay a fixed rate
of 5.225% versus the three
month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	86,972

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
4.55% versus the three
month USD-LIBOR-BBA
maturing on July 5, 2017.	43,180,000	Jul-07/4.550	3,670,650

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.510	517,970

Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $8,897,767) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	$9,347,000	May-12/5.510	$271,915

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	4,673,500	May-12/5.515	251,308

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.95% versus the three
month USD-LIBOR-BBA
maturing June 16, 2018.	76,674,000	Jun-08/5.950	2,394,836

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.95%
versus the three month
USD-LIBOR-BBA maturing
June 16, 2018.	76,674,000	Jun-08/5.950	1,067,302

WRITTEN OPTIONS OUTSTANDING at 6/30/07
(premiums received $8,897,767) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.515% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	$4,673,500	May-12/5.515	$134,050

Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the obligation to
receive a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	1,869,500	May-12/5.520	100,207

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.52% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,869,500	May-12/5.520	53,837

Total			$9,117,383

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07
(proceeds receivable $51,211,488) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2037	$19,100,000	7/12/07	$19,277,571
FNMA, 6s, July 1, 2037	28,990,000	7/12/07	28,670,658
GNMA, 6 1/2s, July 1, 2037	3,300,000	7/19/07	3,354,914

Total			$51,303,143

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Bank of America, N.A.

$7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(414,915)

1,769,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	63,409

21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	955,226

1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	116,565

1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	91,589

3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	218,524

8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	555,885

22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(1,518,953)

39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	826,355

35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(806,005)

29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	952,867

24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	745,830

23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(1,145,098)

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bear Stearns Bank plc
$25,900,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	$516,943

Citibank, N.A.
23,850,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(408,796)

1,590,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	16,676

Credit Suisse First Boston International
10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(620,904)

28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	(460,149)

Credit Suisse International
2,609,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	67,245

1,656,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(27,213)

9,200,000	3/14/12	3 month USD-LIBOR-BBA	4.98%	(75,176)

Goldman Sachs International
1,696,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	7,971

4,880,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	62,535

9,190,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(71,539)

7,552,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(319,756)

13,947,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(971,386)

62,989,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	278,166

14,556,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(922,106)

64,699,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	222,637

1,655,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	39,175

5,663,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(138,030)

17,775,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(160,819)

JPMorgan Chase Bank, N.A.
19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	899,041

16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(975,025)

33,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	167,889

63,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	834,591

5,862,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(301,086)

25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(2,100,755)

1,800,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	140,217

7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	491,167

6,637,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(164,419)

40,872,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(610,195)

26,777,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(108,436)

14,151,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(149,878)

3,601,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(62,111)

1,979,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	85,871

14,515,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(911,010)

64,534,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	217,838

27,520,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	683,421

19,780,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	534,349

29,900,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	100,736

35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,331,969)

20,825,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(190,183)

1,793,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	22,199

65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	2,245,645

19,667,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(233,006)

9,300,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	337,292

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Lehman Brothers International (Europe)

$34,981,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	$(179,428)

7,828,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	185,018

19,475,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	40,268

7,828,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(183,572)

19,475,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(38,915)

104,829,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(877,740)

92,028,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,199,700)

38,030,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	1,585,511

Lehman Brothers Special Financing, Inc.
7,118,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	(123,119)

12,600,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(68,109)

4,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	158,549

43,020,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	559,601

56,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	526,386

91,686,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,222,645

33,300,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	298,368

Morgan Stanley Capital Services, Inc.
1,040,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	22,808

Total				$(772,493)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$22,290,000	5/2/08	5 bp plus change	Banc of America	$10,294
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

6,800,000	5/2/08	10 bp plus	Banc of America	7,802
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
6,390,000	5/2/08	12.5 bp plus	Banc of America	10,169
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. continued

$15,000,000	10/1/07	(7.5 bp plus	The spread	$—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

2,176,000	8/1/07	(7.5 bp plus	The spread	—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

7,620,000	10/31/07	8 bp plus change	Banc of America	11,039
		in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

7,430,000	11/2/07	15 bp plus	Banc of America	7,613
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
1,592,000	9/15/11	678 bp (1 month	Ford Credit Auto	11
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

13,750,000	1/2/08	(10 bp plus	The spread	18,727
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

7,990,000	5/1/08	10 bp plus change in	Banc of America	631
		spread of Banc of	Securities- CMBS
		America Securities	AAA 10 year Index
AAA 10 yr Index
multiplied by the
modified duration factor
JPMorgan Chase Bank, N.A.
4,655,000	10/1/07	175 bp plus	The spread	2,793
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers International (Europe)
$11,978,000	1/1/08	(5 bp plus	The spread	$—
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

13,750,000	1/1/08	(Beginning	The spread	19,112
		of period nominal	return of Lehman
		spread of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index)	duration factor

13,750,000	1/1/08	(10 bp plus	The spread	18,727
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
10,333,000	10/1/07	30 bp plus	The spread	1,354
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

20,830,000	12/2/07	15 bp plus	The spread	(51,721)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services Inc.
4,070,000	10/31/07	10 bp plus	Banc of America	6,105
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

5,210,000	12/2/07	7.5 bp plus	The spread	(10,420)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$52,236

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$—	$3,561,000	10/12/52	(134 bp)	$28,760

DJ CDX NA IG Series 8
Index	(6,681)	11,520,000	6/20/17	(60 bp)	88,206

DJ CDX NA IG Series 8
Index	(93,513)	25,680,000	6/20/17	(60 bp)	118,004

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	305,000	9/20/11	(111 bp)	936

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	120,000	6/20/11	(101 bp)	516

Bear, Stearns Credit Products, Inc.
DJ ABX NA CMBX BBB Index	—	4,272,710	10/12/52	(134 bp)	33,041

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	—	630,000	6/20/12	57 bp	(8,601)

DJ CDX NA IG Series 6
Index	4,745	4,613,000	6/20/13	(50 bp)	12,113

DJ CDX NA IG Series 6
Index 7-10% tranche	—	4,613,000	6/20/13	45.75 bp	(20,621)

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	—	1,080,000	6/20/12	(59 bp)	(71)

Deutsche Bank AG
DJ CDX NA IG Series 7	(1)	1,491,000	12/20/13	(50 bp)	3,648

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,491,000	12/20/13	55 bp	(4,804)

DJ CDX NA IG Series 8
Index 7-10% tranche	—	1,334,000	6/20/12	22 bp	(2,778)

France Telecom, 7.25%,
1/28/13	—	750,000	6/20/16	70 bp	16,420

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—	3,768,000	(a)	2.461%	192,556

DJ CDX NA HY Series 8
Index	(34,334)	2,154,300	6/20/10	275 bp	(13,112)

DJ CDX NA IG Series 7
Index	(1)	2,485,000	12/20/13	(50 bp)	6,081

DJ CDX NA IG Series 7
Index	3,692	5,481,000	12/20/13	(50 bp)	17,105

DJ CDX NA IG Series 7
Index 7-10% tranche	—	2,485,000	12/20/13	56 bp	(6,632)

DJ CDX NA IG Series 7
Index 7-10% tranche	—	5,481,000	12/20/13	48 bp	(40,304)

DJ CDX NA IG Series 8
Index	(9)	11,530,000	6/20/17	(60 bp)	94,960

DJ CDX NA IG Series 8
Index	(99,755)	23,700,000	6/20/17	(60 bp)	95,454

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	4,655,000	3/15/49	(70 bp)	(2,032)

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
CMS Energy Corp.,
6.875%, 12/15/15	$ —	160,000	6/20/12	62 bp	$(1,839)

Countrywide Home Loan,
4%, 3/22/11	—	825,000	6/20/12	(46 bp)	7,159

DJ ABX NA CMBX BBB Index	—	1,058,178	10/12/52	(134 bp)	5,899

DJ CDX NA CMBX AAA Index	—	10,333,000	3/15/49	(700 bp)	5,338

DJ CDX NA IG Series 7
Index	1,394	2,350,000	12/20/13	(50 bp)	7,145

DJ CDX NA IG Series 7
Index 7-10% tranche	—	2,350,000	12/20/13	54.37 bp	(8,375)

DJ CDX NA HY Series 8
Index 15-25% tranche	—	1,030,000	6/20/10	80 bp	(2,843)

DJ CDX NA HY Series 8
Index	12,360	824,000	6/20/10	(275 bp)	4,180

Hilton Hotels, 7 5/8%,
12/1/12	—	610,000	6/20/13	94 bp	(13,867)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	—	1,486,500	10/12/52	(134 bp)	11,114

DJ CDX NA HY Series 8
Index	(12,576)	838,500	6/20/10	275 bp	(4,317)

DJ CDX NA HY Series 8
Index	61,920	4,128,000	6/20/10	(275 bp)	21,255

DJ CDX NA HY Series 8
Index	(9,499)	597,400	6/20/10	275 bp	(3,568)

DJ CDX NA HY Series 8
Index 0-15% tranche	(26,445)	258,000	6/20/10	0 bp	6,450

DJ CDX NA HY Series 8
Index 0-15% tranche	(5,214)	51,500	6/20/10	0 bp	1,352

DJ CDX NA HY Series 8
Index 0-25% tranche	—	5,160,000	6/20/10	79 bp	(15,761)

DJ CDX NA IG Series 7
Index	1,531	2,579,000	12/20/13	(50 bp)	7,843

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	2,579,000	12/20/13	53 bp	(11,858)

DJ CDX NA IG Series 8
Index	—	11,470,000	6/20/17	(60 bp)	94,480

Total					$718,632

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 269 for Notes to the Portfolios.

Putnam VT International Equity Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (97.7%)*

	Shares	Value
Australia (1.2%)
BHP Billiton, Ltd.	69,476	$2,073,235
Macquarie Bank, Ltd. (S)	123,534	8,864,837
National Australia Bank, Ltd.	17,767	616,127
QBE Insurance Group, Ltd.	40,765	1,075,784
St. George Bank, Ltd.	29,467	882,796
Westpac Banking Corp.	107,040	2,327,038
		15,839,817

Austria (0.7%)
Telekom Austria AG	378,150	9,412,462

Belgium (1.8%)
Delhaize Group	137,973	13,573,455
InBev NV	121,641	9,667,079
		23,240,534

Canada (0.1%)
Teck Cominco, Ltd. Class B	18,564	789,734

China (0.8%)
China Petroleum & Chemical Corp.	8,490,000	9,500,758
China Shenhua Energy Co., Ltd.	194,000	677,677
		10,178,435

Finland (1.3%)
Nokia OYJ	583,492	16,402,775
Sampo OYJ Class A	26,500	761,502
		17,164,277

France (9.4%)
Air France-KLM	268,822	12,512,608
Axa SA	579,282	24,848,901
BNP Paribas SA	8,938	1,064,619
France Telecom SA	21,128	580,699
LVMH Moet Hennessy Louis Vuitton SA	6,503	747,726
Pernod-Ricard SA (S)	3,167	699,718
Pinault-Printemps-Redoute SA	3,882	679,463
Renault SA	117,140	18,812,338
Sanofi-Synthelabo SA	4,966	401,073
Schneider Electric SA	75,368	10,576,483
Societe Generale	96,216	17,844,606
Sodexho Alliance SA	11,783	842,535
Suez SA	33,220	1,901,454
Total SA	363,139	29,486,860
		120,999,083

Germany (12.6%)
Adidas-Salomon AG	12,176	769,299
Allianz SE	141,198	32,984,754
BASF AG	240,300	31,555,656
Beiersdorf AG	24,626	1,758,334
Commerzbank AG	18,400	877,770
Continental AG	115,472	16,279,317
E.On AG	5,085	854,330

COMMON STOCKS (97.7%)* continued

	Shares	Value
Germany continued
Merck KGaA (S)	27,647	$3,810,284
Merck KGaA 144A	30,483	4,201,139
MTU Aero Engines Holding AG	12,692	824,735
Porsche AG (Preference)	4,930	8,797,067
Praktiker Bau- und
Heimwerkermaerkte AG	64,340	2,608,914
RWE AG	125,376	13,379,515
Salzgitter AG	98,354	19,017,493
SAP AG	9,637	494,913
Siemens AG	157,946	22,720,275
ThyssenKrupp AG	21,823	1,299,722
		162,233,517

Greece (2.8%)
Cosmote Mobile Communications SA	43,050	1,329,833
EFG Eurobank Ergasias ERG 144A	99,180	3,236,613
EFG Eurobank Ergasias SA	472,560	15,421,395
Hellenic Telecommunication
Organization (OTE) SA	474,558	14,727,280
National Bank of Greece SA	9,515	545,916
		35,261,037

Hong Kong (1.1%)
BOC Hong Kong Holdings, Ltd.	2,962,000	7,042,610
Esprit Holdings, Ltd.	58,500	744,951
Great Eagle Holdings, Ltd. (R)	1,388,000	4,861,135
Hong Kong Exchanges and Clearing, Ltd.	87,000	1,230,076
		13,878,772

Hungary (0.4%)
MOL Magyar Olaj- es Gazipari Rt.	34,047	5,154,101

Ireland (2.2%)
Allied Irish Banks PLC	632,986	17,256,596
CRH PLC	35,706	1,761,501
Experian Group, Ltd.	691,400	8,710,067
		27,728,164

Israel (—%)
Teva Pharmaceutical Industries, Ltd. ADR	10,600	437,250

Italy (1.1%)
Buzzi Unicem SpA	261,350	9,015,777
Enel SpA	95,875	1,032,574
Saipem SpA	36,255	1,237,953
Saras SpA	125,898	803,728
UniCredito Italiano SpA	148,000	1,317,484
		13,407,516

Japan (21.2%)
Aeon Co., Ltd.	202,500	3,763,019
Aeon Co., Ltd. 144A	18,000	334,491
Asahi Kasei Corp.	98,000	645,130
Astellas Pharma, Inc.	334,600	14,554,185

Putnam VT International Equity Fund

COMMON STOCKS (97.7%)* continued

	Shares	Value
Japan continued
Canon, Inc.	19,300	$1,132,540
Chiyoda Corp.	356,000	6,787,330
Daiichi Sankyo Co., Ltd.	416,800	11,076,738
Daito Trust Construction Co., Ltd.	214,100	10,167,178
Denso Corp.	331,100	12,951,106
East Japan Railway Co.	2,151	16,577,949
Fuji Photo Film Cos., Ltd.	304,600	13,598,869
Fuji Television Network, Inc.	203	408,679
Japan Tobacco, Inc.	2,337	11,532,347
JFE Holdings, Inc.	10,000	622,179
Komatsu, Ltd.	45,200	1,312,516
Konica Corp.	44,500	656,858
Kubota Corp.	60,000	485,920
Lawson, Inc.	74,100	2,561,873
Matsushita Electric
Industrial Co., Ltd.	915,000	18,140,103
Mitsubishi Corp.	308,400	8,054,658
Mitsubishi UFJ Financial
Group, Inc.	166	1,829,800
Mitsui & Co., Ltd.	35,000	696,676
Mitsui Fudosan Co., Ltd.	25,000	701,472
Mitsui O.S.K. Lines, Ltd.	936,000	12,708,598
Mizuho Financial Group, Inc.	2,236	15,505,063
NET One Systems Co., Ltd. (S)	394	434,538
Nippon Electric Glass Co., Ltd.	617,000	10,884,001
Nippon Steel Corp.	96,000	677,821
Nissan Motor Co., Ltd.	148,500	1,593,137
NSK, Ltd.	738,000	7,640,857
NTT DoCoMo, Inc.	279	441,237
Omron Corp.	257,800	6,777,363
Ono Pharmaceutical Co., Ltd.	130,700	6,927,913
Onward Kashiyama Co., Ltd.	266,000	3,393,572
ORIX Corp.	48,350	12,779,881
Osaka Gas Co., Ltd.	2,308,000	8,577,172
Rohm Co., Ltd.	5,900	523,239
SMC Corp.	4,400	585,629
Sompo Japan Insurance, Inc.	69,000	844,841
Sony Corp.	27,100	1,392,432
Sumitomo Electric Industries, Ltd.	41,000	611,620
Sumitomo Mitsui Banking Corp.	107,000	1,015,041
Suzuki Motor Corp.	414,300	11,766,578
Terumo Corp.	216,400	8,360,708
Tokyo Gas Co., Ltd.	1,479,000	7,007,597
Toshiba Corp.	110,000	960,300
Toyota Motor Corp.	34,900	2,200,700
Trend Micro, Inc.	327,500	10,576,861
		272,778,315

COMMON STOCKS (97.7%)* continued

	Shares	Value
Netherlands (1.4%)
Aegon NV	29,754	$587,211
Akzo Nobel NV	10,037	866,084
Ranstad Holding NV	8,229	651,603
TNT NV	349,828	15,754,906
		17,859,804

Norway (3.1%)
DnB Holdings ASA (S)	888,200	11,412,719
Electromagnetic GeoServices
AS 144A †	34,790	696,535
Schibsted ASA	42,750	1,950,555
Statoil ASA (S)	843,600	26,117,617
		40,177,426

Portugal (0.1%)
Banco Comercial Portugues SA	155,595	868,500

Russia (0.6%)
Gazprom	56,486	584,086
Lukoil	55,200	4,191,917
Lukoil ADR	39,000	2,954,250
		7,730,253

Singapore (1.9%)
Chartered Semiconductor
Manufacturing, Ltd. †	7,795,000	6,883,449
Singapore Airlines, Ltd.	909,000	11,160,114
Singapore Exchange, Ltd.	1,010,000	6,476,979
StarHub, Ltd. 144A	212,560	447,407
		24,967,949

South Korea (1.4%)
Hyundai Mipo Dockyard	2,460	683,970
Hyundai Steel Co.	176,060	9,688,809
Samsung Electronics Co., Ltd.	1,405	859,201
Shinhan Financial Group Co., Ltd.	102,620	6,262,896
		17,494,876

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	1,259,463	30,834,184
Banco Santander Central Hispano SA	71,522	1,317,309
Iberdrola SA	22,270	1,242,963
Telefonica SA	57,056	1,271,091
		34,665,547

Sweden (2.7%)
Hennes & Mauritz AB Class B	242,840	14,361,194
Telefonaktiebolaget LM Ericsson AB
Class B	4,996,680	19,944,164
		34,305,358

Switzerland (12.8%)
Credit Suisse Group	405,293	28,737,771
Julius Baer Holding, Ltd. Class B	13,820	991,045

Putnam VT International Equity Fund

COMMON STOCKS (97.7%)* continued

	Shares	Value

Switzerland continued
Nestle SA	52,231	$19,814,476
Nobel Biocare Holding AG	61,964	20,270,573
Novartis AG	22,667	1,275,644
Roche Holding AG	172,386	30,559,201
Swisscom AG	47,353	16,208,056
UBS AG	403,263	24,101,400
Zurich Financial Services AG	71,908	22,208,965
		164,167,131

Taiwan (0.3%)
AU Optronics Corp.	445,000	761,497
Compal Electronics, Inc.	2,532,000	2,734,730
		3,496,227

United Kingdom (13.1%)
BAE Systems PLC	115,326	931,520
Barclays PLC	992,815	13,852,573
Barratt Developments PLC	512,968	10,134,929
BAT Industries PLC	23,710	806,154
BHP Billiton PLC	1,093,403	30,308,535
BP PLC	2,711,805	32,657,013
Centrica PLC	84,211	654,033
Davis Service Group PLC	57,216	712,122
GlaxoSmithKline PLC	38,481	1,007,709
HBOS PLC	760,090	14,996,958
Imperial Chemical Industries PLC	59,038	734,992
Northern Rock PLC	662,584	11,455,428
Premier Foods PLC	107,372	619,940
Prudential PLC	51,750	736,280
Punch Taverns PLC	522,134	12,786,783
Reckitt Benckiser PLC	407,671	22,322,442
Rio Tinto PLC	23,753	1,814,021
Standard Chartered PLC	25,485	831,267
Travis Perkins PLC	263,439	9,983,326
Vodafone Group PLC	450,668	1,516,010
		168,862,035

United States (0.9%)
iShares MSCI EAFE Index Fund	144,500	11,671,265

Total common stocks (cost $1,067,940,167)		$1,254,769,385

WARRANTS (—%)* † (cost $397,736)

	Expiration	Strike
	date	price	Warrants	Value

Fuji Television Network,
Inc. Structured Exercise
Call Warrants 144A
(issued by Merrill Lynch
International &
Co.) (Japan)	11/23/07	—	197	$395,659

SHORT-TERM INVESTMENTS (4.8%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.50% to
5.29% and a due date of
July 2, 2007 (d)	$34,543,178	$34,530,219
Putnam Prime Money Market Fund (e)	27,615,849	27,615,849

Total short-term investments (cost $62,146,068)		$62,146,068

Total investments (cost $1,130,483,971)		$1,317,311,112

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $388,287,859) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$155,426,241	$151,654,329	7/18/07	$3,771,912
British Pound	155,454,099	153,530,942	9/19/07	1,923,157
Canadian Dollar	25,044	23,151	7/18/07	1,893
Euro	61,067,157	60,685,872	9/19/07	381,285
Norwegian Krone	12,859,379	12,802,550	9/19/07	56,829
Swedish Krona	6,431,151	6,396,949	9/19/07	34,202
Swiss Franc	3,216,296	3,194,066	9/19/07	22,230

Total				$6,191,508

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $373,051,866) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$42,210,474	$41,345,419	7/18/07	$(865,055)
British Pound	20,479,598	20,141,247	9/19/07	(338,351)
Euro	57,742,479	57,265,938	9/19/07	(476,541)
Hong Kong Dollar	24,807,232	24,835,278	8/15/07	28,046
Japanese Yen	91,774,684	94,702,569	8/15/07	2,927,885
Norwegian Krone	11,010,173	10,923,300	9/19/07	(86,873)
Swedish Krona	25,113,372	24,769,985	9/19/07	(343,387)
Swiss Franc	99,180,924	99,068,130	9/19/07	(112,794)

Total				$732,930

The fund had the following industry group concentration greater than 10% at June 30, 2007 (as a percentage of net assets): Banking 13.5% See page 269 for Notes to the Portfolios.

Putnam VT International Growth and Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.6%)*
	Shares	Value

Aerospace and Defense (0.8%)
MTU Aero Engines Holding AG (Germany)	58,130	$3,777,326

Airlines (1.2%)
Singapore Airlines, Ltd. (Singapore)	460,000	5,647,583

Automotive (4.5%)
Bayerische Motoren Werke (BMW)
AG (Germany)	82,798	5,358,534
Denso Corp. (Japan)	132,700	5,190,613
Renault SA (France)	39,927	6,412,158
Suzuki Motor Corp. (Japan)	146,900	4,172,122
		21,133,427

Banking (17.0%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	344,923	8,444,408
Banco Santander Central Hispano SA (Spain)	553,921	10,202,250
Barclays PLC (United Kingdom)	643,314	8,976,047
BNP Paribas SA (France)	66,505	7,921,517
Daegu Bank (South Korea)	182,470	3,192,799
DnB Holdings ASA (Norway)	331,218	4,255,908
HSBC Holdings PLC (London Exchange)
(United Kingdom)	279,291	5,118,450
National Bank of Canada (Canada)	84,900	4,903,824
Northern Rock PLC (United Kingdom)	206,571	3,571,410
Royal Bank of Scotland Group PLC
(United Kingdom)	627,674	7,943,150
Societe Generale (France)	27,619	5,122,331
Sumitomo Mitsui Banking Corp. (Japan)	230,000	2,181,864
Unibanco-Uniao de Bancos Brasileiros
SA ADR (Brazil)	24,900	2,810,463
Westpac Banking Corp. (Australia)	240,984	5,238,965
		79,883,386

Basic Materials (1.5%)
Anglo American PLC (United Kingdom)	117,602	6,915,776

Chemicals (1.2%)
BASF AG (Germany)	44,292	5,816,326

Commercial and Consumer Services (1.2%)
GS Holdings Corp. (South Korea)	45,660	2,213,381
Sodexho Alliance SA (France)	47,625	3,405,393
		5,618,774

Communications Equipment (1.8%)
Nokia OYJ (Finland)	170,814	4,801,820
Telefonaktiebolaget LM Ericsson AB
Class B (Sweden)	913,400	3,645,821
		8,447,641

Computers (1.7%)
Mitsubishi Electric Corp. (Japan)	463,000	4,290,378
Wincor Nixdorf AG (Germany)	38,021	3,529,948
		7,820,326

COMMON STOCKS (98.6%)* continued
	Shares	Value

Conglomerates (1.8%)
Investor AB Class B (Sweden)	126,929	$3,278,642
Mitsubishi Corp. (Japan)	197,600	5,160,832
		8,439,474

Construction (2.0%)
Buzzi Unicem SpA (Italy)	111,250	3,837,785
Koninklijke Boskalis Westminster
NV (Netherlands)	64,273	2,546,678
NCC AB Class B (Sweden)	102,000	2,749,428
		9,133,891

Consumer (2.1%)
Christian Dior SA (France)	26,616	3,451,875
Matsushita Electric Industrial Co., Ltd. (Japan)	312,000	6,185,478
		9,637,353

Distribution (1.3%)
Jeronimo Martins, SGPS, SA (Portugal)	503,085	2,967,580
Samsung Corp. (South Korea)	61,790	3,032,143
		5,999,723

Electric Utilities (3.3%)
E.On AG (Germany)	46,900	7,879,657
Enel SpA (Italy)	343,294	3,696,265
RWE AG (Germany)	38,359	4,093,485
		15,669,407

Electronics (3.8%)
Chartered Semiconductor
Manufacturing, Ltd. (Singapore) †	3,273,000	2,890,254
Compal Electronics, Inc. (Taiwan)	2,534,000	2,736,890
Omron Corp. (Japan)	130,200	3,422,858
Samsung Electronics Co., Ltd. (South Korea)	8,490	5,191,901
Toshiba Corp. (Japan)	402,000	3,507,722
		17,749,625

Energy (0.6%)
Petroleum Geo-Services ASA (Norway)	94,800	2,346,966
Electromagnetic GeoServices AS
144A (Norway) †	13,000	260,272
		2,607,238

Engineering & Construction (0.7%)
Daito Trust Construction Co., Ltd. (Japan)	70,200	3,333,657

Financial (1.5%)
ORIX Corp. (Japan)	10,540	2,785,935
Shinhan Financial Group Co., Ltd. (South Korea)	65,450	3,994,412
		6,780,347

Food (3.3%)
Nestle SA (Switzerland)	18,175	6,894,911
Orkla ASA (Norway)	319,150	6,001,064
Toyo Suisan Kaisha, Ltd. (Japan)	154,000	2,775,378
		15,671,353

Putnam VT International Growth and Income Fund

COMMON STOCKS (98.6%)* continued
	Shares	Value

Forest Products and Packaging (0.7%)
Travis Perkins PLC (United Kingdom)	84,164	$3,189,492
Mondi, Ltd. (South Africa) †	11,760	1
		3,189,493

Health Care Services (1.1%)
Suzuken Co., Ltd. (Japan)	160,500	5,016,207

Household Furniture and Appliances (0.6%)
Electrolux AB Class B (Sweden)	127,000	3,008,590

Insurance (7.6%)
Allianz SE (Germany)	51,428	12,013,909
Axa SA (France)	183,953	7,890,854
ING Groep NV (Netherlands)	85,668	3,774,916
Swiss Re (Switzerland)	47,836	4,357,265
Zurich Financial Services AG (Switzerland)	25,255	7,800,070
		35,837,014

Investment Banking/Brokerage (5.4%)
3i Group PLC (United Kingdom)	197,992	4,616,308
Credit Suisse Group (Switzerland)	158,213	11,218,277
Deutsche Bank AG (Germany)	49,776	7,221,025
Mecom Group PLC (United Kingdom) †	1,322,359	2,500,835
		25,556,445

Machinery (0.7%)
Volvo AB Class B (Sweden)	158,500	3,146,451

Manufacturing (0.2%)
Glory, Ltd. (Japan)	50,200	1,100,483

Metals (4.8%)
Boliden AB (Sweden)	203,100	4,216,988
JFE Holdings, Inc. (Japan)	79,800	4,964,987
Salzgitter AG (Germany)	24,244	4,687,762
Teck Cominco, Ltd. Class B (Canada)	66,100	2,811,972
voestalpine AG (Austria)	70,052	5,878,094
		22,559,803

Natural Gas Utilities (1.4%)
Osaka Gas Co., Ltd. (Japan)	1,090,000	4,050,744
Tokyo Gas Co., Ltd. (Japan)	504,000	2,387,984
		6,438,728

Oil & Gas (8.1%)
BP PLC (United Kingdom)	1,115,850	13,437,665
China Petroleum & Chemical Corp. (China)	5,182,000	5,798,932
Lukoil ADR (Russia)	31,200	2,363,400
Petroleo Brasileiro SA ADR (Brazil)	33,106	4,014,765
Royal Dutch Shell PLC Class B (Netherlands)	79,387	3,313,660
Statoil ASA (Norway)	130,678	4,045,754
Total SA (France)	59,981	4,870,453
		37,844,629

COMMON STOCKS (98.6%)* continued
	Shares	Value

Pharmaceuticals (3.4%)
Daiichi Sankyo Co., Ltd. (Japan)	120,900	$3,212,998
Merck KGaA (Germany)	7,825	1,078,434
Merck KGaA 144A (Germany)	10,658	1,468,876
Ono Pharmaceutical Co., Ltd. (Japan)	107,600	5,703,469
Roche Holding AG (Switzerland)	23,939	4,243,713
Tanabe Seiyaku Co., Ltd. (Japan)	40,000	476,571
		16,184,061

Photography/Imaging (1.3%)
Fuji Photo Film Cos., Ltd. (Japan)	132,300	5,906,534

Railroads (0.9%)
East Japan Railway Co. (Japan)	558	4,300,556

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	638,000	2,234,441

Retail (3.2%)
Lawson, Inc. (Japan)	96,500	3,336,312
Onward Kashiyama Co., Ltd. (Japan)	343,000	4,375,922
Pinault-Printemps — Redoute SA (France)	21,273	3,723,396
Praktiker Bau — und Heimwerkermaerkte
AG (Germany)	92,558	3,753,121
		15,188,751

Semiconductor (0.6%)
Greatek Electronics, Inc. (Taiwan)	1,456,000	2,741,506

Shipping (1.1%)
Mitsui O.S.K. Lines, Ltd. (Japan)	161,000	2,185,987
Neptune Orient Lines, Ltd. (Singapore)	856,000	2,961,328
		5,147,315

Telecommunications (2.6%)
BCE, Inc. (Canada)	122,600	4,654,761
Koninklijke (Royal) KPN NV (Netherlands)	217,647	3,615,494
Vodafone Group PLC (United Kingdom)	1,202,629	4,045,532
		12,315,787

Telephone (1.8%)
Hellenic Telecommunication Organization
(OTE) SA (Greece)	86,634	2,688,572
Telefonos de Mexico SA de CV
(Telmex) (Mexico)	1,141,898	2,164,320
Telkom SA, Ltd. (South Africa)	146,433	3,701,413
		8,554,305

Trucks & Parts (0.7%)
GKN PLC (United Kingdom)	443,137	3,511,279

Utilities & Power (0.6%)
Tenaga Nasional Berhad (Malaysia)	802,700	2,653,609

Total common stocks (cost $400,856,526)		$462,518,620

Putnam VT International Growth and Income Fund

SHORT-TERM INVESTMENTS (0.8%)* (cost $3,664,515)

	Shares	Value

Putnam Prime Money Market Fund (e)	3,664,515	$3,664,515

Total investments (cost $404,521,041)		$466,183,135

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $77,892,565) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,989,700	$20,728,865	7/18/07	$260,835
British Pound	25,046,308	24,837,800	9/19/07	208,508
Canadian Dollar	25,865,455	25,888,977	7/18/07	(23,522)
Euro	3,773,389	3,724,593	9/19/07	48,796
Japanese Yen	2,720,835	2,712,330	8/15/07	8,505

Total				$503,122

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $66,217,150) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Canadian Dollar	$3,867,903	$3,876,810	7/18/07	$8,907
Euro	12,556,389	12,552,816	9/19/07	(3,573)
Japanese Yen	21,580,885	21,754,731	8/15/07	173,846
Norwegian Krone	12,948,495	12,778,047	9/19/07	(170,448)
Swedish Krona	6,958,925	6,875,351	9/19/07	(83,574)
Swiss Franc	8,336,284	8,379,395	9/19/07	43,111

Total				$(31,731)

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Australia	1.1%
Austria	1.3
Brazil	1.5
Canada	2.6
China	1.2
Finland	1.0
France	9.2
Germany	13.0
Greece	0.6
Hong Kong	0.5
Italy	1.6
Japan	19.3
Malaysia	0.6
Mexico	0.5
Netherlands	2.8
Norway	3.6
Portugal	0.6
Russia	0.5
Singapore	2.5
South Africa	0.8
South Korea	3.8
Spain	4.0
Sweden	4.3
Switzerland	7.4
Taiwan	1.2
United Kingdom	13.7
United States	0.8

Total	100.0%

See page 269 for Notes to the Portfolios.

Putnam VT International New Opportunities Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.8%)*
	Shares	Value

Aerospace and Defense (1.3%)
CAE, Inc. (Canada)	181,100	$2,420,348
MTU Aero Engines Holding AG
(Germany)	21,221	1,378,955
		3,799,303

Automotive (2.2%)
Piaggio & C. SpA (Italy)	462,299	2,294,836
Piaggio & C. SpA 144A (Italy)	29,124	144,571
Sixt AG (Germany)	20,400	1,250,009
Suzuki Motor Corp. (Japan)	101,700	2,888,392
		6,577,808

Banking (5.6%)
Bank of China Ltd. (China) †	2,309,000	1,146,191
Barclays PLC (United Kingdom)	121,038	1,688,822
China Merchants Bank Co., Ltd.
(China)	715,500	2,178,911
China Merchants Bank Co., Ltd. 144A
(China)	84,500	257,328
Commerzbank AG (Germany)	59,980	2,861,340
Kookmin Bank (South Korea)	9,480	831,169
Mitsubishi UFJ Financial Group, Inc.
(Japan)	214	2,358,899
St. George Bank, Ltd. (Australia) (S)	82,635	2,475,646
Toronto-Dominion Bank (Canada)	43,600	2,989,832
		16,788,138

Basic Materials (1.3%)
CRH PLC (Ireland)	76,077	3,753,144

Beverage (2.0%)
Coca-Cola Hellenic Bottling Co., SA
(Greece)	34,100	1,567,751
InBev NV (Belgium)	37,254	2,960,658
Pernod-Ricard SA (France) (S)	6,690	1,478,091
		6,006,500

Biotechnology (0.4%)
Basilea Pharmaceutica AG (Switzerland) †	1,869	410,806
Basilea Pharmaceutica AG 144A (Switzerland) †	3,757	825,788
		1,236,594

Broadcasting (0.8%)
British Sky Broadcasting PLC
(United Kingdom)	186,613	2,390,668

Building Materials (0.9%)
SIG PLC (United Kingdom)	96,464	2,553,413

Cable Television (0.7%)
Rogers Communications Class B (Canada)	51,000	2,180,160

COMMON STOCKS (98.8%)* continued
	Shares	Value

Commercial and Consumer Services (3.0%)
Compass Group PLC (United Kingdom)	243,477	$1,683,027
De La Rue PLC (United Kingdom)	102,342	1,592,244
Experian Group, Ltd. (Ireland)	176,564	2,224,305
Sodexho Alliance SA (France)	47,299	3,382,082
		8,881,658

Communications Equipment (1.2%)
Nokia OYJ (Finland)	128,750	3,619,342

Computers (0.6%)
Wincor Nixdorf AG (Germany)	17,793	1,651,939

Construction (1.5%)
JM AB (Sweden)	46,200	1,396,569
Kier Group PLC (United Kingdom)	36,982	1,513,615
Sika AG (Switzerland)	766	1,558,938
		4,469,122

Consumer (0.5%)
Sony Corp. (Japan)	28,800	1,479,780

Consumer Goods (4.2%)
Reckitt Benckiser PLC (United Kingdom)	152,511	8,350,895
Uni-Charm Corp. (Japan)	22,200	1,259,576
Unilever NV (Netherlands)	89,583	2,784,583
		12,395,054

Distribution (1.3%)
Jeronimo Martins, SGPS, SA (Portugal)	384,999	2,271,018
Olam International, Ltd. (Singapore)	584,000	1,176,399
Olam International, Ltd. 144A (Singapore)	221,000	445,178
		3,892,595

Electric Utilities (1.3%)
RWE AG (Germany)	11,800	1,259,238
Scottish and Southern Energy PLC
(United Kingdom)	92,112	2,670,312
		3,929,550

Electrical Equipment (4.7%)
Legrand SA (France)	42,183	1,520,197
Nexans SA (France)	8,975	1,493,271
Schneider Electric SA (France)	23,706	3,326,692
Siemens AG (Germany)	43,809	6,301,853
Zumtobel AG (Austria) †	42,496	1,581,150
		14,223,163

Putnam VT International New Opportunities Fund

COMMON STOCKS (98.8%)* continued

	Shares	Value

Electronics (4.9%)
Hoya Corp. (Japan)	27,100	$899,503
Mitsumi Electric Co., Ltd. (Japan)	76,000	2,716,435
Nippon Electric Glass Co., Ltd. (Japan)	72,000	1,270,094
Omron Corp. (Japan)	50,900	1,338,122
Perlos OYJ (Finland) †	140,600	773,229
Rotork PLC (United Kingdom)	84,358	1,539,036
Samsung Electronics Co., Ltd.
(South Korea)	2,817	1,722,684
Shinko Electric Industries (Japan)	133,500	2,868,204
Toshiba Corp. (Japan)	190,000	1,657,878
		14,785,185

Energy (2.6%)
Saipem SpA (Italy)	129,941	4,436,929
Technicas Reunidas SA (Spain)	16,441	1,107,274
Technicas Reunidas SA 144A (Spain)	35,552	2,394,368
		7,938,571

Energy (Other) (1.5%)
Renewable Energy Corp. AS
(Norway) † (S)	113,000	4,356,107

Engineering & Construction (2.5%)
Daito Trust Construction Co., Ltd. (Japan)	99,600	4,729,803
Leighton Holdings, Ltd. (Australia)	38,529	1,345,538
Vinci SA (France)	18,831	1,405,205
		7,480,546

Financial (3.7%)
Acta Holding ASA (Norway)	675,300	3,516,127
AMP, Ltd. (Australia)	181,649	1,554,450
Grupo Financiero Banorte SA de CV
(Mexico)	389,000	1,782,196
ORIX Corp. (Japan)	8,480	2,241,435
Shinhan Financial Group Co., Ltd.
(South Korea)	33,830	2,064,644
		11,158,852

Food (0.9%)
Nestle SA (Switzerland)	7,161	2,716,614

Forest Products and Packaging (0.5%)
Smurfit Kappa PLC (Ireland) †	48,653	1,222,208
Smurfit Kappa PLC 144A (Ireland) †	10,903	273,893
		1,496,101

Gaming & Lottery (0.5%)
Aristocrat Leisure, Ltd. (Australia) (S)	120,071	1,459,244

Insurance (5.6%)
Aegon NV (Netherlands)	130,714	2,579,711
Allianz SE (Germany)	12,128	2,833,178
Prudential PLC (United Kingdom)	173,930	2,474,612
QBE Insurance Group, Ltd. (Australia)	54,825	1,446,826
Zurich Financial Services AG (Switzerland)	24,162	7,462,494
		16,796,821

COMMON STOCKS (98.8%)* continued

	Shares	Value

Investment Banking/Brokerage (3.3%)
Ashmore Group PLC 144A
(United Kingdom)	339,738	$1,827,330
Daiwa Securities Group, Inc. (Japan)	182,000	1,927,024
Macquarie Bank, Ltd. (Australia) (S)	67,690	4,857,455
Mecom Group PLC (United Kingdom) †	654,151	1,237,125
		9,848,934

Machinery (3.8%)
Alstom (France) †	20,691	3,455,305
Andritz AG (Austria)	23,262	1,530,596
Makita Corp. (Japan)	37,600	1,680,104
Sandvik AB (Sweden)	94,200	1,900,651
Sumitomo Heavy Industries, Ltd. (Japan)	248,000	2,809,802
		11,376,458

Manufacturing (1.8%)
Hyundai Mipo Dockyard (South Korea)	18,910	5,257,674

Media (0.4%)
Astral Media, Inc. (Canada)	27,600	1,097,506

Medical Technology (1.7%)
Nobel Biocare Holding AG (Switzerland)	15,990	5,230,883

Metals (2.8%)
Cameco Corp. (Canada) (S)	31,800	1,616,188
Rio Tinto PLC (United Kingdom)	38,670	2,953,235
Salzgitter AG (Germany)	20,289	3,923,032
		8,492,455

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	194,825	1,513,128

Oil & Gas (3.6%)
Statoil ASA (Norway)	50,700	1,569,658
Total SA (France)	113,582	9,222,850
		10,792,508

Pharmaceuticals (10.8%)
Astellas Pharma, Inc. (Japan)	65,300	2,840,371
AstraZeneca PLC (London Exchange)
(United Kingdom)	63,558	3,406,720
Bayer AG (Germany)	29,893	2,257,668
Daiichi Sankyo Co., Ltd. (Japan)	124,600	3,311,328
GlaxoSmithKline PLC (United Kingdom)	193,112	5,057,061
Merck KGaA (Germany)	13,999	1,929,329
Novartis AG (Switzerland)	65,445	3,683,087
Ono Pharmaceutical Co., Ltd. (Japan)	28,900	1,531,880
Roche Holding AG (Switzerland)	12,474	2,211,290
Sanofi-Aventis (France)	23,503	1,898,190
Terumo Corp. (Japan)	75,100	2,901,521
UCB SA (Belgium)	24,241	1,433,047
		32,461,492

Putnam VT International New Opportunities Fund

COMMON STOCKS (98.8%)* continued

	Shares	Value

Power Producers (1.0%)
SembCorp Industries, Ltd. (Singapore)	796,740	$2,965,497

Real Estate (0.6%)
Mitsui Fudosan Co., Ltd. (Japan)	61,000	1,711,591

Retail (2.4%)
Canadian Tire Corp., Ltd. Class A
(Canada)	20,700	1,637,492
Douglas Holding AG (Germany)	17,556	1,144,097
Hennes & Mauritz AB Class B (Sweden)	29,350	1,735,715
Praktiker Bau- und Heimwerkermaerkte AG
(Germany)	31,838	1,290,995
Woolworths, Ltd. (Australia)	65,460	1,495,195
		7,303,494

Schools (0.5%)
New Oriental Education & Technology Group
ADR (China) † (S)	30,000	1,611,600

Semiconductor (0.8%)
Tokyo Electron, Ltd. (Japan)	31,300	2,305,694

Shipping (0.7%)
Orient Overseas International, Ltd.
(Hong Kong)	226,000	2,206,586

Software (0.9%)
NTT Data Corp. (Japan)	224	1,063,355
Trend Micro, Inc. (Japan)	52,000	1,679,379
		2,742,734

Technology Services (2.0%)
Cap Gemini SA (France)	35,665	2,604,437
Neopost SA (France)	9,748	1,428,399
United Internet AG (Germany)	92,520	1,931,359
		5,964,195

Telecommunications (2.0%)
Carphone Warehouse Group PLC
(The) (United Kingdom) (S)	388,583	2,552,348
Koninklijke (Royal) KPN NV (Netherlands)	101,126	1,679,878
Telefonica SA (Spain)	76,910	1,713,397
		5,945,623

Textiles (1.2%)
Gildan Activewear, Inc. (Canada) †	61,100	2,091,489
Toray Industries, Inc. (Japan)	211,000	1,559,931
		3,651,420

Tire & Rubber (0.7%)
Compagnie Generale des Establissements Michelin
Class B (France)	15,324	2,142,338

Tobacco (0.3%)
Japan Tobacco, Inc. (Japan)	180	888,242

COMMON STOCKS (98.8%)* continued

	Shares	Value

Transportation Services (0.3%)
Kuehne & Nagel International AG
(Switzerland)	10,827	$996,750

Water Utilities (0.5%)
Veolia Environnement (France)	17,605	1,379,299

Total common stocks (cost $233,424,275)		$295,902,073

SHORT-TERM INVESTMENTS (6.0%)*

Principal amount/shares		Value

Putnam Prime Money Market Fund (e)	879,620	$879,620
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.50%
to 5.53% and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$17,049,363	17,041,118

Total short-term investments (cost $17,920,738)		$17,920,738

Total investments (cost $251,345,013)		$313,822,811

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07

(aggregate face value $69,998,484) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,762,561	$16,557,586	7/18/07	$204,975
British Pounds	17,187,707	16,995,963	9/19/07	191,744
Canadian Dollar	9,035,307	8,465,298	7/18/07	570,009
Euro	13,826,804	13,764,134	9/19/07	62,670
Japanese Yen	6,886,822	7,066,161	8/15/07	(179,339)
Norwegian Krone	4,702,108	4,655,304	9/19/07	46,804
Swedish Krona	1,765,722	1,750,599	9/19/07	15,123
Swiss Franc	748,613	743,439	9/19/07	5,174

Total				$917,160

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07

(aggregate face value $69,346,768) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,930,904	$3,879,151	7/18/07	$(51,753)
British Pounds	2,051,770	2,017,239	9/19/07	(34,531)
Canadian Dollar	7,780,059	7,659,427	7/18/07	(120,632)
Euro	11,963,718	11,858,256	9/19/07	(105,462)
Japanese Yen	16,953,036	17,444,836	8/15/07	491,800
Norwegian Krone	5,997,081	5,918,580	9/19/07	(78,501)
Swedish Krona	4,504,173	4,412,846	9/19/07	(91,327)
Swiss Franc	16,188,699	16,156,433	9/19/07	(32,266)

Total				$(22,672)

Putnam VT International New Opportunities Fund

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Australia	4.9%
Austria	1.0
Belgium	1.5
Canada	4.7
China	1.8
Finland	1.5
France	11.7
Germany	10.1
Greece	0.5
Hong Kong	0.7
Ireland	2.5
Italy	2.3
Japan	17.5
Mexico	0.6
Netherlands	2.4
Norway	3.2
Portugal	0.8
Singapore	1.5
South Korea	3.3
Spain	1.8
Sweden	1.7
Switzerland	8.5
United Kingdom	15.2
Other	0.3

Total	100.0%

See page 269 for Notes to the Portfolios.

Putnam VT Investors Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.7%)*

	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	87,600	$4,635,792

Aerospace and Defense (5.2%)
Boeing Co. (The)	69,800	6,711,968
General Dynamics Corp.	49,200	3,848,424
L-3 Communications Holdings, Inc.	28,700	2,795,093
Lockheed Martin Corp.	36,800	3,463,984
United Technologies Corp.	105,800	7,504,394
		24,323,863

Airlines (0.4%)
AMR Corp. † (S)	69,100	1,820,785

Automotive (2.4%)
Harley-Davidson, Inc. (S)	116,700	6,956,487
Johnson Controls, Inc.	35,600	4,121,412
		11,077,899

Banking (7.5%)
Bank of America Corp.	288,300	14,094,987
Commerce Bancorp, Inc.	262,662	9,715,867
U.S. Bancorp	277,300	9,137,035
Wells Fargo & Co.	59,600	2,096,132
		35,044,021

Building Materials (0.9%)
American Standard Cos., Inc. ##	27,800	1,639,644
Sherwin-Williams Co. (The)	36,800	2,446,096
		4,085,740

Commercial and Consumer Services (0.5%)
Dun & Bradstreet Corp. (The)	21,255	2,188,840

Communications Equipment (3.5%)
Cisco Systems, Inc. † (S)	488,200	13,596,370
Corning, Inc. †	109,400	2,795,170
		16,391,540

Computers (4.3%)
Apple Computer, Inc. †	63,800	7,786,152
Dell, Inc. †	150,600	4,299,630
Hewlett-Packard Co.	177,400	7,915,588
		20,001,370

Conglomerates (1.2%)
Danaher Corp. (S)	72,700	5,488,850

Consumer Finance (6.2%)
Capital One Financial Corp.	218,700	17,154,828
Countrywide Financial Corp. (S)	327,278	11,896,555
		29,051,383

Consumer Goods (2.2%)
Clorox Co.	66,000	4,098,600
Procter & Gamble Co. (The)	95,900	5,868,121
		9,966,721

COMMON STOCKS (99.7%)* continued

	Shares	Value

Electronics (0.7%)
Amphenol Corp. Class A	96,600	$3,443,790

Energy (0.7%)
BJ Services Co. (S)	46,500	1,322,460
Halliburton Co.	53,500	1,845,750
		3,168,210

Financial (4.2%)
Discover Financial Services †	15,025	428,213
Fannie Mae (S)	20,800	1,358,864
Freddie Mac	40,200	2,440,140
MGIC Investment Corp. (S)	79,000	4,491,940
PMI Group, Inc. (The)	45,000	2,010,150
Radian Group, Inc. (S)	167,700	9,055,800
		19,785,107

Health Care Services (7.3%)
Aetna, Inc.	157,100	7,760,740
CIGNA Corp.	62,700	3,274,194
Coventry Health Care, Inc. †	24,700	1,423,955
Express Scripts, Inc. †	111,400	5,571,114
Medco Health Solutions, Inc. †	42,100	3,283,379
Quest Diagnostics, Inc. (S)	74,000	3,822,100
UnitedHealth Group, Inc.	177,900	9,097,806
		34,233,288

Homebuilding (0.4%)
NVR, Inc. †	2,726	1,852,999

Insurance (5.0%)
ACE, Ltd. (Bermuda)	72,400	4,526,448
American International Group, Inc. ##	271,300	18,999,139
		23,525,587

Investment Banking/Brokerage (10.8%)
Bear Stearns Cos., Inc. (The)	88,600	12,404,000
Blackstone Group LP (The) † ##	108,600	3,178,722
E*Trade Financial Corp. †	166,900	3,686,821
Franklin Resources, Inc.	51,000	6,755,970
Goldman Sachs Group, Inc. (The)	64,900	14,067,075
Lehman Brothers Holdings, Inc. ##	62,800	4,679,856
Morgan Stanley †	81,100	5,637,261
		50,409,705

Lodging/Tourism (1.2%)
Carnival Corp. (S)	33,700	1,643,549
Las Vegas Sands Corp. †	23,700	1,810,443
Wyndham Worldwide Corp. †	64,100	2,324,266
		5,778,258

Machinery (1.2%)
Caterpillar, Inc.	44,700	3,500,010
Cummins, Inc.	20,100	2,034,321
		5,534,331

Putnam VT Investors Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Manufacturing (0.7%)
ITT Corp.	47,200	$3,222,816

Media (1.1%)
Walt Disney Co. (The)	150,500	5,138,070

Medical Technology (0.3%)
Becton, Dickinson and Co.	20,300	1,512,350

Metals (0.4%)
Freeport-McMoRan Copper & Gold, Inc.
Class B	22,200	1,838,604

Oil & Gas (7.2%)
Apache Corp.	38,800	3,165,692
ConocoPhillips	106,200	8,336,700
Devon Energy Corp.	35,500	2,779,295
Hess Corp.	78,700	4,640,152
Marathon Oil Corp.	41,200	2,470,352
Occidental Petroleum Corp.	98,600	5,706,968
Valero Energy Corp.	55,100	4,069,686
XTO Energy, Inc.	43,100	2,590,310
		33,759,155

Pharmaceuticals (1.9%)
Johnson & Johnson	143,700	8,854,794

Publishing (2.3%)
McGraw-Hill Cos., Inc. (The)	88,700	6,038,696
R. H. Donnelley Corp. † (S)	31,700	2,402,226
Wiley (John) & Sons, Inc. Class A	47,654	2,301,212
		10,742,134

Railroads (0.3%)
Norfolk Southern Corp.	22,900	1,203,853

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A †	116,659	4,258,054

Restaurants (2.1%)
Burger King Holdings, Inc.	93,434	2,461,052
McDonald’s Corp.	38,600	1,959,336
Starbucks Corp. †	117,500	3,083,200
Yum! Brands, Inc.	74,600	2,440,912
		9,944,500

Retail (7.4%)
Best Buy Co., Inc.	126,400	5,899,088
CVS Caremark Corp. ##	183,700	6,695,865
Home Depot, Inc. (The)	203,900	8,023,465
JC Penney Co., Inc. (Holding Co.)	22,100	1,599,598
Macy’s, Inc.	100,900	4,013,802
Nordstrom, Inc. ##	62,800	3,210,336
Ross Stores, Inc.	33,500	1,031,800
Staples, Inc.	164,600	3,905,958
		34,379,912

COMMON STOCKS (99.7%)* continued

	Shares	Value

Schools (0.5%)
Apollo Group, Inc. Class A †	36,400	$2,126,852

Semiconductor (0.8%)
Applied Materials, Inc. (S)	198,400	3,942,208

Software (4.4%)
Autodesk, Inc. †	39,000	1,836,120
Microsoft Corp.	411,000	12,112,170
Oracle Corp. †	323,400	6,374,214
		20,322,504

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	35,600	1,526,884
eBay, Inc. †	50,200	1,615,436
Google, Inc. Class A †	12,728	6,661,581
Western Union Co. (The)	108,833	2,266,989
		12,070,890

Total common stocks (cost $375,680,121)		$465,124,775

SHORT-TERM INVESTMENTS (5.6%)* (cost $26,005,374)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53%
and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$26,048,752	$26,005,374

Total investments (cost $401,685,495)		$491,130,149

WRITTEN OPTIONS OUTSTANDING at 6/30/07

(premiums received $16,279) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple Computer, Inc. (Call)	$1,890	Jul-07/ $145.00	$43
Apple Computer, Inc. (Call)	2,027	Jul-07/ $135.00	7
Apple Computer, Inc. (Put)	1,989	Jul-07/ $102.17	525
MGIC Investment Corp. (Put)	4,005	Jul-07/ $53.66	3,004
MGIC Investment Corp. (Put)	4,040	Jul-07/ $51.54	2,889
Radian Group, Inc. (Put)	4,007	Jul-07/ $53.69	6,445
Radian Group, Inc. (Put)	8,604	Aug-07/ $48.86	5,698

Total			$18,611

See page 269 for Notes to the Portfolios.

Putnam VT Mid Cap Value Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.0%)*

	Shares	Value

Aerospace and Defense (1.3%)
L-3 Communications Holdings, Inc.	13,990	$1,362,486

Banking (10.1%)
Capitol Federal Financial	26,970	995,732
City National Corp.	21,810	1,659,523
Colonial Bancgroup, Inc.	33,470	835,746
Comerica, Inc.	25,450	1,513,512
Commerce Bancorp, Inc.	23,260	860,387
Cullen/Frost Bankers, Inc.	12,060	644,848
First Citizens BancShares, Inc. Class A	7,140	1,388,016
TCF Financial Corp.	33,440	929,632
Webster Financial Corp.	37,880	1,616,340
		10,443,736

Building Materials (0.6%)
Sherwin-Williams Co. (The)	8,850	588,260

Chemicals (3.4%)
Chemtura Corp.	133,180	1,479,630
Lyondell Chemical Co.	55,510	2,060,531
		3,540,161

Consumer Goods (3.3%)
Alberto-Culver Co.	43,455	1,030,753
Clorox Co.	15,660	972,486
Newell Rubbermaid, Inc.	46,240	1,360,843
		3,364,082

Electric Utilities (4.5%)
Ameren Corp.	3,490	171,045
American Electric Power Co., Inc.	17,930	807,567
Edison International	22,440	1,259,333
Energy East Corp.	6,610	172,455
PG&E Corp.	11,280	510,984
PPL Corp.	16,050	750,980
Progress Energy, Inc.	7,720	351,955
Wisconsin Energy Corp.	13,300	588,259
		4,612,578

Electrical Equipment (1.2%)
WESCO International, Inc. †	20,920	1,264,614

Electronics (7.4%)
Amphenol Corp. Class A	26,300	937,595
Atmel Corp. †	357,680	1,988,701
Avnet, Inc. †	20,820	825,305
General Cable Corp. †	28,220	2,137,665
Jabil Circuit, Inc.	75,070	1,656,795
		7,546,061

Energy (2.3%)
National-Oilwell Varco, Inc. †	22,340	2,328,722

COMMON STOCKS ( 98.0%)* continued

	Shares	Value

Financial (2.6%)
Assurant, Inc.	29,300	$1,726,356
Nasdaq Stock Market, Inc. (The) †	32,210	956,959
		2,683,315

Food (0.8%)
McCormick & Co., Inc.	22,830	871,649

Health Care Services (6.9%)
AmerisourceBergen Corp.	31,400	1,553,358
DaVita, Inc. †	13,250	713,910
Lincare Holdings, Inc. †	42,680	1,700,798
Omnicare, Inc.	47,435	1,710,506
Pediatrix Medical Group, Inc. †	24,790	1,367,169
		7,045,741

Household Furniture and Appliances (3.3%)
Whirlpool Corp.	30,280	3,367,136

Insurance (5.3%)
Everest Re Group, Ltd. (Barbados)	12,990	1,411,234
Fidelity National Title Group, Inc. Class A	42,939	1,017,654
Phoenix Companies, Inc. (The)	94,160	1,413,342
W.R. Berkley Corp.	48,060	1,563,872
		5,406,102

Investment Banking/Brokerage (1.0%)
Waddell & Reed Financial, Inc. Class A	38,900	1,011,789

Machinery (2.2%)
Terex Corp. †	27,180	2,209,734

Media (2.4%)
Interpublic Group of Companies, Inc. (The) †	212,370	2,421,018

Metals (2.1%)
United States Steel Corp.	20,290	2,206,538

Natural Gas Utilities (1.1%)
Equitable Resources, Inc.	8,250	408,870
National Fuel Gas Co.	15,910	689,062
		1,097,932

Oil & Gas (5.5%)
EOG Resources, Inc.	6,770	494,616
Hess Corp.	25,300	1,491,688
Newfield Exploration Co. †	44,760	2,038,818
Questar Corp.	31,400	1,659,490
		5,684,612

Power Producers (1.2%)
AES Corp. (The) †	57,760	1,263,789

Real Estate (6.8%)
BRE Properties (R)	7,370	436,967
Colonial Properties Trust (R)	20,300	739,935
Douglas Emmett, Inc. (R)	12,750	315,435

Putnam VT Mid Cap Value Fund

COMMON STOCKS ( 98.0%)* continued

	Shares	Value

Real Estate continued
General Growth Properties, Inc. (R)	20,330	$1,076,474
Health Care Property Investors, Inc. (R)	24,270	702,131
Hospitality Properties Trust (R)	15,020	623,180
Host Marriott Corp. (R)	39,480	912,778
Kimco Realty Corp. (R)	8,020	305,321
SL Green Realty Corp. (R)	2,740	339,459
Thornburg Mortgage, Inc. (R)	57,520	1,505,874
		6,957,554

Retail (12.0%)
Big Lots, Inc. †	33,500	985,570
BJ’s Wholesale Club, Inc. †	55,600	2,003,268
OfficeMax, Inc.	53,930	2,119,449
Rite Aid Corp. †	297,980	1,901,112
Ross Stores, Inc.	32,110	988,988
Sally Beauty Holdings, Inc. †	150,355	1,353,195
Supervalu, Inc.	32,660	1,512,811
Timberland Co. (The) Class A †	56,080	1,412,655
		12,277,048

Schools (2.5%)
Apollo Group, Inc. Class A †	44,770	2,615,911

Shipping (1.4%)
Con-way, Inc.	28,500	1,431,840

Software (3.0%)
McAfee, Inc. †	88,862	3,127,942

Technology Services (1.5%)
Computer Sciences Corp. †	26,100	1,543,815

Textiles (1.4%)
Jones Apparel Group, Inc.	49,870	1,408,824

Toys (0.9%)
Mattel, Inc.	37,550	949,640

Total common stocks (cost $83,445,517)		$100,632,629

SHORT-TERM INVESTMENTS (4.3%)* (cost $4,379,161)

	Shares	Value

Putnam Prime Money Market Fund (e)	4,379,161	$4,379,161

Total investments (cost $87,824,678)		$105,011,790

See page 269 for Notes to the Portfolios.

Putnam VT Money Market Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMERCIAL PAPER (55.0%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (36.9%)
Amstel Funding Corp.	5.349	9/17/07	$1,355,000	$1,339,499
Amstel Funding Corp.	5.313	8/2/07	1,500,000	1,493,010
Aquifer Funding, LLC	5.313	7/6/07	3,000,000	2,997,796
Atlantic Asset
Securitization, LLC	5.352	9/27/07	1,000,000	987,093
Atlantic Asset
Securitization, LLC	5.338	8/15/07	2,000,000	1,986,750
Atlantic Asset
Securitization, LLC	5.323	7/13/07	3,000,000	2,994,700
Atlantic Asset
Securitization, LLC	5.323	7/11/07	2,000,000	1,997,056
BA Credit Card Trust
Emerald Notes	5.360	9/12/07	3,200,000	3,165,609
BA Credit Card Trust
Emerald Notes	5.328	8/21/07	2,000,000	1,985,040
BA Credit Card Trust
Emerald Notes	5.325	8/28/07	2,000,000	1,983,050
BA Credit Card Trust
Emerald Notes	5.315	8/6/07	1,500,000	1,492,133
BA Credit Card Trust
Emerald Notes	5.311	8/14/07	3,000,000	2,980,787
Bank of America Corp.	5.432	9/25/07	985,000	972,411
Bank of America Corp.	5.393	8/8/07	1,500,000	1,491,529
Bank of America Corp.	5.310	7/5/07	1,650,000	1,649,038
Barton Capital, LLC	5.361	7/3/07	700,000	699,792
CAFCO, LLC.	5.338	9/21/07	1,377,000	1,360,471
CHARTA, LLC	5.314	7/2/07	3,000,000	2,999,559
CHARTA, LLC	5.313	7/9/07	3,000,000	2,996,487
Citibank Credit Card
Issuance Trust Dakota
Notes	5.331	9/14/07	2,000,000	1,978,104
Citibank Credit Card
Issuance Trust Dakota
Notes	5.329	7/13/07	525,000	524,080
Citibank Credit Card
Issuance Trust Dakota
Notes	5.328	8/16/07	1,000,000	993,279
Citibank Credit Card
Issuance Trust Dakota
Notes	5.321	8/24/07	2,000,000	1,984,250
Citigroup	5.332	8/31/07	4,000,000	3,964,484
Citius II Funding, LLC	5.330	8/27/07	3,000,000	2,975,015
Citius II Funding, LLC	5.328	8/7/07	4,000,000	3,978,293
Citius II Funding, LLC	5.328	7/2/07	2,000,000	1,999,707
Citius II Funding, LLC	5.320	8/16/07	4,400,000	4,370,483
Curzon Funding, LLC	5.337	7/19/07	2,000,000	1,994,690
Curzon Funding, LLC	5.336	11/29/07	4,000,000	3,912,839
Falcon Asset
Securitization Corp.	5.351	7/24/07	2,600,000	2,591,146
Gotham Funding Corp.	5.344	7/25/07	1,468,000	1,462,794
Gotham Funding Corp.	5.334	7/18/07	2,000,000	1,994,985

COMMERCIAL PAPER (55.0%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic continued
Govco, Inc.	5.341	7/30/07	$578,000	$575,532
Grampian Funding, LLC	5.360	12/18/07	3,000,000	2,926,050
Grampian Funding, LLC	5.331	8/31/07	3,500,000	3,468,746
Grampian Funding, LLC	5.312	8/17/07	5,000,000	4,965,958
Jupiter Securitization Corp.	5.364	7/17/07	1,800,000	1,795,720
Jupiter Securitization Corp.	5.321	7/18/07	1,213,000	1,209,964
Klio II Funding Corp.	5.340	9/10/07	2,000,000	1,979,213
Klio II Funding Corp.	5.330	7/17/07	4,168,000	4,158,247
Klio II Funding Corp.	5.320	8/29/07	4,000,000	3,965,551
Klio II Funding Corp.	5.318	7/20/07	2,240,000	2,233,793
Park Avenue
Receivables Corp.	5.324	7/9/07	1,622,000	1,620,086
Park Avenue
Receivables Corp.	5.322	7/10/07	1,323,000	1,321,247
Park Granada, LLC	5.352	10/1/07	1,400,000	1,381,217
Park Granada, LLC	5.328	9/4/07	4,000,000	3,962,372
Park Granada, LLC	5.323	7/31/07	2,000,000	1,991,217
Park Granada, LLC	5.316	7/30/07	3,000,000	2,987,385
Ranger Funding Co., LLC	5.336	8/23/07	2,000,000	1,984,424
Ranger Funding Co., LLC	5.334	8/2/07	3,174,000	3,159,047
Ranger Funding Co., LLC	5.326	7/3/07	2,000,000	1,999,410
Ranger Funding Co., LLC	5.323	7/13/07	2,000,000	1,996,467
Stratford Receivables
Co., LLC	5.372	7/10/07	2,000,000	1,997,320
Stratford Receivables
Co., LLC	5.370	8/3/07	2,000,000	1,990,210
Stratford Receivables
Co., LLC	5.353	8/2/07	3,000,000	2,985,813
Stratford Receivables
Co., LLC	5.348	7/19/07	2,000,000	1,994,680
Stratford Receivables
Co., LLC	5.327	7/12/07	3,000,000	2,995,142
Stratford Receivables
Co., LLC	5.323	7/10/07	3,000,000	2,996,025
Three Rivers Funding Corp.	5.324	7/12/07	2,000,000	1,996,761
Thunder Bay Funding, Inc.	5.351	9/24/07	1,545,000	1,525,739
Thunder Bay Funding, Inc.	5.323	7/23/07	1,246,000	1,241,972
Thunder Bay Funding, Inc.	5.301	7/6/07	1,128,000	1,127,176
Windmill Funding Corp.	5.313	7/11/07	3,800,000	3,794,416
Working Capital
Management Co., L.P.	5.318	7/25/07	2,000,000	1,992,973
Yorktown Capital, LLC	5.342	8/21/07	1,843,000	1,829,162
Yorktown Capital, LLC	5.340	7/26/07	1,251,000	1,246,387
				151,691,381

Foreign (18.1%)
Abbey National
North America, LLC
(United Kingdom)	5.314	7/31/07	850,000	846,292
Atlantis One Funding
Corp. (Netherlands)	5.332	7/26/07	400,000	398,542

Putnam VT Money Market Fund

COMMERCIAL PAPER (55.0%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
Atlantis One Funding
Corp. (Netherlands)	5.314	7/19/07	$800,000	$797,900
Bank of Ireland (Ireland)	5.344	8/6/07	2,000,000	1,989,590
Bank of Ireland (Ireland)	5.335	8/22/07	1,100,000	1,091,611
Bank of Ireland (Ireland)	5.324	8/28/07	2,750,000	2,726,695
Bank of Ireland (Ireland)	5.313	7/10/07	900,000	898,819
Barclays U.S. Funding Corp.
(United Kingdom)	5.311	8/3/07	1,500,000	1,492,795
Citius I Funding, LLC
(United Kingdom)	5.329	8/8/07	3,000,000	2,983,280
Citius I Funding, LLC
(United Kingdom)	5.329	7/10/07	2,700,000	2,696,450
Dexia Delaware, LLC
(Belgium)	5.355	9/6/07	2,000,000	1,980,272
Fortis Funding, LLC
(Belgium)	5.336	9/5/07	1,290,000	1,277,536
HBOS Treasury Services
PLC (United Kingdom)	5.327	7/24/07	3,000,000	2,989,880
HBOS Treasury Services
PLC (United Kingdom)	5.323	8/27/07	5,800,000	5,751,700
HSBC Finance Corp.
(United Kingdom)	5.321	7/18/07	1,600,000	1,596,033
ICICI Bank, Ltd. (Fortis Bank
SA/NV Letter of credit
(LOC)) (Belgium)	5.268	12/14/07	7,000,000	6,834,738
Nordea North America, Inc.
(Sweden)	5.334	7/26/07	900,000	896,688
Rabobank Nederland
Austrailian Branch
(Netherlands)	5.342	7/23/07	1,697,000	1,691,504
Societe Generale (France)	5.340	9/17/07	2,100,000	2,076,022
Swedbank (Sweden)	5.324	8/14/07	1,500,000	1,490,320
Swedbank Mortgage AB
(Sweden)	5.352	9/6/07	1,400,000	1,386,204
Swedbank Mortgage AB
(Sweden)	5.318	9/7/07	2,900,000	2,871,259
Swedbank Mortgage AB
(Sweden)	5.310	8/22/07	2,000,000	1,984,862
UBS Finance
(Delaware), LLC
(Switzerland)	5.334	7/12/07	1,750,000	1,747,166
UBS Finance
(Delaware), LLC
(Switzerland)	5.327	9/25/07	690,000	681,412
UBS Finance
(Delaware), LLC
(Switzerland)	5.318	7/16/07	683,000	681,503
UBS Finance
(Delaware), LLC
(Switzerland)	5.317	7/5/07	584,000	583,661
UBS Finance
(Delaware), LLC
(Switzerland)	5.315	8/15/07	3,148,000	3,127,251

COMMERCIAL PAPER (55.0%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
UBS Finance
(Delaware), LLC
(Switzerland)	5.312	7/23/07	$3,066,000	$3,056,219
UniCredito Italiano
Bank (Ireland) PLC (Italy)	5.355	10/26/07	1,700,000	1,670,939
UniCredito Italiano
Bank (Ireland) PLC (Italy)	5.355	8/6/07	5,800,000	5,769,717
UniCredito Italiano
Bank (Ireland) PLC (Italy)	5.331	8/10/07	1,000,000	994,122
UniCredito Italiano
Bank (Ireland) PLC (Italy)	5.310	7/5/07	1,250,000	1,249,271
Westpac Securities
NZ, Ltd. (Australia)	5.341	11/30/07	2,000,000	1,956,089
Westpac Securities
NZ, Ltd. (Australia)	5.334	11/26/07	3,000,000	2,935,928
Westpac Securities
NZ, Ltd. (Australia)	5.323	7/20/07	1,000,000	997,208
				74,199,478

Total commercial paper (cost $225,890,859)				$225,890,859

CORPORATE BONDS AND NOTES (22.7%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (9.6%)
Bank of New
York Co., Inc. (The)
144A sr. notes FRN,
Ser. XMTN (M)	5.320	3/10/15	$2,000,000	$2,000,000
Bear Stearns Cos., Inc.
(The) sr. notes FRN	5.505	4/29/08	1,000,000	1,001,373
JPMorgan Chase & Co.
sr. notes FRN, Ser. C	5.425	1/25/08	2,647,000	2,648,321
Lehman Brothers
Holdings, Inc. FRN,
Ser. MTN (M)	5.350	6/27/13	2,000,000	2,000,000
Lehman Brothers
Holdings, Inc.
sr. notes FRN, Ser. H	5.350	7/25/07	1,600,000	1,600,009
Merrill Lynch & Co., Inc.
FRN, Ser. B	5.360	7/16/07	3,725,000	3,725,056
Merrill Lynch & Co., Inc.
FRN, Ser. C (M)	5.330	9/15/10	1,500,000	1,500,000
Merrill Lynch & Co., Inc.
sr. notes FRN,
Ser. MTN (M)	5.300	8/24/11	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
sr. unsec.
notes FRN (M)	5.300	4/17/12	3,000,000	3,000,000
Morgan Stanley Dean
Witter & Co. FRN	5.480	7/27/07	1,075,000	1,075,112
Morgan Stanley Dean
Witter & Co.
sr. notes FRN, Ser. F	5.385	4/25/08	1,100,000	1,100,437

Putnam VT Money Market Fund

CORPORATE BONDS AND NOTES (22.7%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic continued
Prudential Financial, Inc.
FRN, Ser. MTN	5.365	4/23/08	$2,600,000	$2,600,000
Wachovia Corp.
sr. notes FRN	5.435	7/20/07	3,900,000	3,900,224
Wachovia Corp.
sr. notes FRN, Ser. *	5.410	7/20/07	5,400,000	5,400,323
Wells Fargo & Co. FRN,
Ser. MTN (M)	5.310	7/3/11	2,800,000	2,800,195
				39,351,050

Foreign (13.1%)
ABN Amro Bank N.V.
144A sr. notes FRN
(Netherlands)	5.409	4/18/08	900,000	900,487
Banco Espanol de Credito
SA 144A sr. unsub. notes
FRN (Spain) (M)	5.335	4/18/12	1,000,000	1,000,000
Banco Santander Totta SA
144A bank guaranty FRN
(Portugal) (M)	5.320	3/7/12	3,500,000	3,500,000
Bank of Ireland 144A
unsec. notes FRN,
Ser. XMTN (Ireland) (M)	5.320	10/20/10	2,000,000	2,000,000
BNP Paribas 144A FRN
(France) (M)	5.350	5/19/11	1,000,000	1,000,000
Caisse Nationale des
Caisses d’Epargne et
de Prevoyance 144A FRB
(France) (M)	5.327	5/10/12	3,000,000	3,000,000
Calyon bank guaranty
Ser. MTN (France)	5.425	5/9/08	3,000,000	3,000,000
Credit Agricole S.A.
144A FRN (France) (M)	5.330	3/22/12	4,000,000	4,000,000
Credit Aqricole S.A.
144A FRN (France) (M)	5.325	7/22/11	4,000,000	4,000,000
Danske Bank A/S
144A FRN (Denmark) (M)	5.290	3/20/13	1,000,000	1,000,000
DnB NOR Bank ASA
144A FRN (Norway) (M)	5.320	5/25/11	4,000,000	4,000,000
HBOS Treasury
Services PLC 144A FRN,
Ser. MTN*
(United Kingdom) (M)	5.310	2/9/11	3,000,000	3,000,000
HSBC Finance Corp.
FRN, Ser. MTN
(United Kingdom)	5.390	10/4/07	1,000,000	1,000,174
HSBC USA, Inc. sr. unsec.
notes FRN, Ser. EXT
(United Kingdom) (M)	5.320	12/15/11	5,000,000	5,000,000
Lloyds TSB Group PLC
144A FRN, Ser. EXT
(United Kingdom) (M)	5.320	6/5/12	3,000,000	3,000,000
Nordea Bank AB 144A
FRN (Sweden) (M)	5.330	8/11/10	2,000,000	2,000,000

CORPORATE BONDS AND NOTES (22.7%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
Royal Bank of Canada
FRN, Ser. EXLS
(Canada) (M)	5.370	11/7/08	$800,000	$800,099
UniCredito Italiano Bank
(Ireland) PLC 144A bank
guaranty FRN (Italy) (M)	5.340	5/10/12	2,000,000	2,000,000
Westpac Banking Corp.
dep. notes FRN (Australia)	5.320	12/7/07	3,800,000	3,799,790
Westpac Banking Corp.
144A FRN (Australia) (M)	5.310	2/16/11	2,000,000	2,000,000
Westpac Banking Corp.
144A FRN (Australia) (M)	5.300	12/6/11	4,000,000	4,000,000
				54,000,550

Total corporate bonds and notes (cost $93,351,600)				$93,351,600

CERTIFICATES OF DEPOSIT (13.5%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (0.9%)
Bank of America, N.A.
Ser. BN	5.320	8/29/07	$3,000,000	$3,000,000
SunTrust Bank FRN,
Ser. CD	5.265	9/14/07	500,000	499,968
				3,499,968

Foreign (12.6%)
Bank of Montreal FRN,
Ser. YCD (Canada)	5.420	3/18/08	1,500,000	1,500,913
Bank of Nova Scotia FRN,
Ser. YCD (Canada)	5.265	12/31/07	3,900,000	3,899,557
Barclays Bank PLC Ser.
YCD (United Kingdom)	5.410	6/2/08	3,400,000	3,400,000
Calyon FRN, Ser. YCD
(France)	5.300	9/13/07	2,900,000	2,899,839
Calyon FRN, Ser. YCD
(France)	5.271	4/2/08	1,600,000	1,599,718
Canadian Imperial Bank of
Commerce FRN,
Ser. YCD1 (Canada) (M)	5.320	12/23/10	4,000,000	4,000,000
Credit Suisse New York
FRN, Ser. MTN
(Switzerland)	5.300	8/1/07	3,000,000	3,000,011
Credit Suisse New York
FRN, Ser. YCD
(Switzerland)	5.305	9/24/07	3,000,000	3,000,103
Deutsche Bank AG
FRN, Ser. YCD (Germany)	5.400	4/24/08	2,000,000	1,999,655
Mitsubishi UFJ Trust and
Banking Corp.
Ser. YCD (Japan)	5.320	8/28/07	2,700,000	2,700,000
Natixis Ser. YCD (France)	5.430	7/1/08	4,000,000	4,000,000
Natixis Ser. YCD (France)	5.370	5/22/08	2,400,000	2,400,000

Putnam VT Money Market Fund

CERTIFICATES OF DEPOSIT (13.5%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
Royal Bank of Canada
FRN, Ser. YCD (Canada)	5.265	3/24/08	$3,000,000	$2,999,563
Societe Generale
FRN, Ser. YCD (France)	5.365	11/27/07	5,000,000	5,000,000
Societe Generale Ser. ECD
(France) (acquired 1/18/07,
cost $2,999,473) ‡	5.320	7/9/07	3,000,000	2,999,975
Svenska Handelsbanken
FRN, Ser. YCD (Sweden)	5.265	10/4/07	3,000,000	2,999,845
Swedbank FRN, Ser. YCD
(Sweden)	5.270	4/3/08	1,000,000	999,814
Swedbank Ser. YCD
(Sweden)	5.235	1/10/08	800,000	799,241
UniCredito Italiano SpA
FRN, Ser. YCD
(Italy)	5.310	5/2/08	1,600,000	1,599,996
				51,798,230

Total certificates of deposit (cost $55,298,198)				$55,298,198

MUNICIPAL BONDS AND NOTES (2.1%)*

	Yield	Maturity		Principal
	(%)	date	Rating**	amount	Value

CO Hsg. & Fin. Auth.
VRDN
(Multi-Fam.), Ser. B-1,
Class II, MBIA (DEPFA
Bank PLC (LOC)) (M)	5.350	10/1/44	VMIG1	$3,000,000	$3,000,000

(Multi-Fam.), Ser. B-2,
Class III, MBIA (DEPFA
Bank PLC (LOC)) (M)	5.350	10/1/44	VMIG1	1,025,000	1,025,000

(Single Fam.), Ser. A-1,
Class I, (Dexia Credit
Local (LOC)) (M)	5.350	11/1/34	VMIG1	2,685,000	2,685,000

(Single Fam. Mtge.).
Ser. B-3 (JPMorgan
Chase Bank (LOC)) (M) 5.350		11/1/33	VMIG1	1,745,000	1,745,000

Total municipal bonds and notes (cost $8,455,000)					$8,455,000

PROMISSORY NOTES (1.5%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Goldman Sachs Group, Inc.
(The) (acquired 4/10/07,
cost $3,000,000) ‡	5.350	4/10/08	$3,000,000	$3,000,000
Goldman Sachs Group, Inc.
(The) FRN (acquired 2/28/07,
cost $3,000,000) ‡	5.330	11/23/07	3,000,000	3,000,000

Total promissory notes (cost $6,000,000)				$6,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%)* (cost $4,000,000)

	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae notes	5.300	1/8/08	$4,000,000	$4,000,000

ASSET-BACKED SECURITIES (0.8%)* (cost $3,300,015)

	Yield	Maturity	Principal
	(%)	date	amount	Value

TIAA Real Estate CDO,
Ltd. 144A FRB
Ser. 03-1A, Class A1MM
(Cayman Islands) (M)	5.350	12/28/18	$3,300,015	$3,300,015

SHORT-TERM INVESTMENTS (3.0%)* (cost $12,340,349)

	Shares	Value

Putnam Prime Money
Market Fund (e)	12,340,349	$12,340,349

Total investments (cost $408,636,021)		$408,636,021

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Australia	3.8%
Belgium	2.5
Canada	3.2
Cayman Islands	0.8
France	8.8
Germany	0.5
Ireland	2.1
Italy	3.3
Japan	0.7
Netherlands	0.9
Norway	1.0
Portugal	0.9
Sweden	3.8
Switzerland	3.9
United Kingdom	8.3
United States	55.1
Other	0.4

Total	100.0%

See page 269 for Notes to the Portfolios.

Putnam VT New Opportunities Fund

The fund’s portfolio 6/30/07 (Unaudited)

COMMON STOCKS (99.5%)*

	Shares	Value

Advertising and Marketing Services (0.3%)
inVentiv Health, Inc. †	89,500	$3,276,595

Aerospace and Defense (3.7%)
Boeing Co. (The)	133,800	12,866,208
L-3 Communications Holdings, Inc.	59,600	5,804,444
Lockheed Martin Corp.	55,600	5,233,628
Raytheon Co.	283,300	15,267,036
Rockwell Collins, Inc.	76,400	5,396,896
		44,568,212

Airlines (1.2%)
Continental Airlines, Inc. Class B †	267,600	9,063,612
SkyWest, Inc.	222,200	5,295,026
		14,358,638

Automotive (0.2%)
AutoZone, Inc. †	14,100	1,926,342

Banking (1.0%)
Bank of America Corp.	188,300	9,205,987
UnionBanCal Corp.	43,000	2,567,100
		11,773,087

Basic Materials (0.8%)
Ceradyne, Inc. †	126,600	9,363,336

Beverage (1.7%)
Coca-Cola Co. (The)	222,700	11,649,437
PepsiCo, Inc.	136,500	8,852,025
		20,501,462

Biotechnology (2.3%)
Applera Corp.— Applied Biosystems Group	167,000	5,100,180
Celgene Corp. †	52,075	2,985,460
Genzyme Corp. †	146,100	9,408,840
Gilead Sciences, Inc. †	175,500	6,804,135
Invitrogen Corp. †	45,800	3,377,750
		27,676,365

Building Materials (0.5%)
Genlyte Group, Inc. (The) †	34,500	2,709,630
Sherwin-Williams Co. (The)	43,500	2,891,445
		5,601,075

Chemicals (2.2%)
Celanese Corp. Ser. A	64,900	2,516,822
CF Industries Holdings, Inc.	29,063	1,740,583
Lubrizol Corp. (The)	81,000	5,228,550
Monsanto Co.	256,800	17,344,272
		26,830,227

COMMON STOCKS (99.5%)* continued

	Shares	Value

Commercial and Consumer Services (1.4%)
Diamond Management & Technology
Consultants, Inc.	214,500	$2,831,400
Dun & Bradstreet Corp. (The)	39,100	4,026,518
Manpower, Inc.	42,800	3,947,872
Pre-Paid Legal Services, Inc. †	53,084	3,413,832
United Rentals, Inc. †	81,200	2,642,248
		16,861,870

Communications Equipment (2.4%)
Comtech Telecommunications Corp. †	93,400	4,335,628
Harris Corp.	65,400	3,567,570
Qualcomm, Inc.	476,700	20,684,013
		28,587,211

Computers (5.8%)
ANSYS, Inc. †	108,800	2,883,200
Apple Computer, Inc. †	220,300	26,885,412
Brocade Communications Systems, Inc. †	1,753,900	13,715,498
Compuware Corp. †	352,200	4,177,092
Emulex Corp. †	571,157	12,474,069
Lexmark International, Inc. Class A †	66,800	3,293,908
Micros Systems, Inc. †	54,400	2,959,360
NCR Corp. †	70,400	3,698,816
		70,087,355

Consumer (1.1%)
Black & Decker Manufacturing Co.	34,900	3,082,019
Blue Nile, Inc. †	9,900	597,960
Tupperware Brands Corp.	313,600	9,012,864
		12,692,843

Consumer Finance (0.4%)
Asta Funding, Inc.	73,500	2,824,605
Portfolio Recovery Associates, Inc.	34,300	2,058,686
		4,883,291

Consumer Goods (2.1%)
Chattem, Inc. †	41,300	2,617,594
Colgate-Palmolive Co.	231,900	15,038,715
Newell Rubbermaid, Inc.	247,700	7,289,811
		24,946,120

Consumer Services (0.3%)
Labor Ready, Inc. †	130,949	3,026,231
Nutri/System, Inc. †	13,900	970,776
		3,997,007

Electrical Equipment (0.2%)
WESCO International, Inc. †	40,331	2,438,009

Electronics (2.0%)
Amphenol Corp. Class A	159,200	5,675,480
Avnet, Inc. †	88,500	3,508,140

Putnam VT New Opportunities Fund

COMMON STOCKS (99.5%)* continued

	Shares	Value

Electronics continued
General Cable Corp. †	66,400	$5,029,800
NVIDIA Corp. †	226,900	9,373,239
RF Micro Devices, Inc. †	70,600	440,544
		24,027,203

Energy (4.1%)
Cameron International Corp. †	107,100	7,654,437
Global Industries, Ltd. †	157,400	4,221,468
Grey Wolf, Inc. †	471,700	3,886,808
Halliburton Co.	227,200	7,838,400
National-Oilwell Varco, Inc. †	158,400	16,511,616
Pride International, Inc. †	69,900	2,618,454
Rowan Cos., Inc.	64,600	2,647,308
Superior Energy Services †	86,300	3,445,096
		48,823,587

Energy (Other) (0.8%)
Covanta Holding Corp. †	413,200	10,185,380

Engineering & Construction (0.2%)
Jacobs Engineering Group, Inc. †	46,100	2,651,211

Entertainment (0.4%)
Regal Entertainment Group Class A	222,900	4,888,197

Financial (1.6%)
JPMorgan Chase & Co.	261,000	12,645,450
Moody’s Corp.	113,300	7,047,260
		19,692,710

Health Care Services (5.8%)
Apria Healthcare Group, Inc. †	84,100	2,419,557
Charles River Laboratories International, Inc. †	76,600	3,954,092
Coventry Health Care, Inc. †	95,300	5,494,045
DaVita, Inc. †	66,700	3,593,796
Health Management Associates, Inc. Class A	180,400	2,049,344
Humana, Inc. †	260,100	15,842,691
McKesson Corp.	62,700	3,739,428
UnitedHealth Group, Inc.	331,800	16,968,252
WellCare Health Plans, Inc. †	179,600	16,255,596
		70,316,801

Homebuilding (1.3%)
NVR, Inc. †	22,800	15,498,300

Household Furniture and Appliances (0.6%)
Tempur-Pedic International, Inc.	264,800	6,858,320

Insurance (0.4%)
Amtrust Financial Services, Inc.	46,100	866,219
Arch Capital Group, Ltd. (Bermuda) †	22,100	1,603,134
Markel Corp. †	5,400	2,616,624
		5,085,977

COMMON STOCKS (99.5%)* continued

	Shares	Value

Investment Banking/Brokerage (4.0%)
Goldman Sachs Group, Inc. (The)	81,700	$17,708,475
Lazard, Ltd. Class A (Bermuda)	92,700	4,174,281
Lehman Brothers Holdings, Inc.	180,400	13,443,408
Merrill Lynch & Co., Inc.	147,600	12,336,408
		47,662,572

Lodging/Tourism (0.6%)
Choice Hotels International, Inc.	183,734	7,261,168

Machinery (2.4%)
Cummins, Inc.	38,500	3,896,585
Gardner Denver, Inc. †	71,800	3,055,090
Manitowoc Co., Inc. (The)	182,000	14,629,160
Terex Corp. †	31,410	2,553,633
Timken Co.	137,800	4,975,958
		29,110,426

Manufacturing (1.7%)
Acuity Brands, Inc.	78,200	4,713,896
ITT Corp.	92,500	6,315,900
Knoll, Inc.	265,838	5,954,771
Mettler-Toledo International, Inc.
(Switzerland) †	42,038	4,015,049
		20,999,616

Media (1.1%)
Meredith Corp.	65,100	4,010,160
Viacom, Inc. Class B †	219,419	9,134,413
		13,144,573

Medical Technology (6.1%)
Baxter International, Inc.	371,500	20,930,310
Becton, Dickinson and Co.	208,500	15,533,250
C.R. Bard, Inc.	56,800	4,693,384
Edwards Lifesciences Corp. †	65,433	3,228,464
Hospira, Inc. †	126,000	4,919,040
Kinetic Concepts, Inc. †	193,000	10,030,210
Mentor Corp.	9,157	372,507
Millipore Corp. †	45,400	3,409,086
Techne Corp. †	50,400	2,883,384
Waters Corp. †	129,400	7,681,184
		73,680,819

Metals (3.5%)
Agnico-Eagle Mines, Ltd. (Canada)	90,700	3,310,550
AK Steel Holding Corp. †	80,000	2,989,600
Cameco Corp. (Canada)	54,900	2,785,626
Cleveland-Cliffs, Inc.	231,800	18,003,906
Freeport-McMoRan Copper & Gold, Inc.
Class B	47,700	3,950,514
Nucor Corp.	147,500	8,650,875
Steel Dynamics, Inc.	62,900	2,636,139
		42,327,210

Putnam VT New Opportunities Fund

COMMON STOCKS (99.5%)* continued

	Shares	Value

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	62,400	$1,154,400

Oil & Gas (3.7%)
Exxon Mobil Corp.	64,000	5,368,320
Frontier Oil Corp.	340,900	14,921,193
Holly Corp.	52,500	3,894,975
Penn West Energy Trust (Canada)	81,500	2,719,655
Tesoro Corp.	80,000	4,572,000
Unit Corp. †	60,300	3,793,473
Western Refining, Inc.	160,400	9,271,120
		44,540,736

Pharmaceuticals (1.6%)
Biovail Corp. (Canada)	165,500	4,207,010
Cephalon, Inc. †	45,600	3,665,784
Endo Pharmaceuticals Holdings, Inc. †	145,400	4,977,042
Mylan Laboratories, Inc.	211,400	3,845,366
Salix Pharmaceuticals, Ltd. †	215,100	2,645,730
		19,340,932

Publishing (1.6%)
Marvel Entertainment, Inc. †	139,539	3,555,454
McGraw-Hill Cos., Inc. (The)	226,800	15,440,544
		18,995,998

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A †	95,500	3,485,750
Jones Lang LaSalle, Inc.	35,600	4,040,600
Taubman Centers, Inc. (R)	69,200	3,433,012
		10,959,362

Restaurants (2.7%)
Brinker International, Inc.	118,313	3,463,022
CBRL Group, Inc.	66,500	2,824,920
Darden Restaurants, Inc.	73,600	3,237,664
Domino’s Pizza, Inc.	192,100	3,509,667
Jack in the Box, Inc. †	50,900	3,610,846
McDonald’s Corp.	306,400	15,552,864
		32,198,983

Retail (6.1%)
Aeropostale, Inc. †	156,400	6,518,752
American Eagle Outfitters, Inc.	527,650	13,539,499
Big Lots, Inc. †	326,000	9,590,920
Dollar Tree Stores, Inc. †	391,100	17,032,405
Dress Barn, Inc. †	157,000	3,221,640
EZCORP, Inc. Class A †	126,000	1,668,240
NBTY, Inc. †	83,200	3,594,240
Priceline.com, Inc. †	44,135	3,033,840
RadioShack Corp.	443,700	14,704,218
		72,903,754

COMMON STOCKS (99.5%)* continued

	Shares	Value
Semiconductor (2.4%)
KLA-Tencor Corp.	217,300	$11,940,635
Lam Research Corp. †	107,400	5,520,360
Teradyne, Inc. †	586,500	10,310,670
Verigy, Ltd. (Singapore) †	54,800	1,567,828
		29,339,493

Software (5.0%)
Autodesk, Inc. †	332,600	15,658,808
BMC Software, Inc. †	270,300	8,190,090
Cadence Design Systems, Inc. †	237,000	5,204,520
Intuit, Inc. †	112,300	3,377,984
Microsoft Corp.	838,500	24,710,595
Parametric Technology Corp. †	167,900	3,628,319
		60,770,316

Staffing (0.5%)
Administaff, Inc.	44,391	1,486,655
Heidrick & Struggles International, Inc. †	39,500	2,023,980
Korn/Ferry International †	94,344	2,477,473
		5,988,108

Technology (0.3%)
ON Semiconductor Corp. †	314,700	3,373,584

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	320,411	13,742,428
Blue Coat Systems, Inc. †	60,600	3,000,912
Convergys Corp. †	210,400	5,100,096
Ingram Micro, Inc. Class A †	151,500	3,289,065
Shanda Interactive Entertainment, Ltd. ADR
(China) †	68,400	2,120,400
VeriSign, Inc. †	128,600	4,080,478
		31,333,379

Telecommunications (2.6%)
Brightpoint, Inc. †	245,640	3,387,376
CenturyTel, Inc.	102,300	5,017,815
InterDigital Communications Corp. †	99,000	3,184,830
j2 Global Communications, Inc. †	250,000	8,725,000
NeuStar, Inc. Class A †	142,100	4,116,637
NII Holdings, Inc. †	81,700	6,596,458
Premiere Global Services, Inc. †	37,138	483,537
		31,511,653

Textiles (1.6%)
NIKE, Inc. Class B	281,300	16,396,977
Phillips-Van Heusen Corp.	44,600	2,701,422
		19,098,399

Tobacco (2.4%)
Loews Corp. — Carolina Group	172,800	13,352,256
Reynolds American, Inc.	107,500	7,009,000
UST, Inc.	158,500	8,513,035
		28,874,291

Putnam VT New Opportunities Fund

COMMON STOCKS (99.5%)* continued

	Shares	Value

Toys (0.8%)
Hasbro, Inc.	313,100	$9,834,471

Waste Management (0.4%)
Stericycle, Inc. †	96,000	4,268,160

Total investments (cost $1,083,160,297)		$1,197,069,134

See page 269 for Notes to the Portfolios.

Putnam VT New Value Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.7%)*

	Shares	Value

Aerospace and Defense (2.0%)
Boeing Co. (The)	72,000	$6,923,520
Lockheed Martin Corp.	71,968	6,774,348
		13,697,868

Airlines (1.3%)
AMR Corp. †	129,700	3,417,595
Southwest Airlines Co. (S)	337,300	5,029,143
		8,446,738

Banking (6.3%)
Bank of America Corp.	552,400	27,006,836
Commerce Bancorp, Inc.	98,500	3,643,515
PNC Financial Services Group	160,800	11,510,064
		42,160,415

Beverage (2.6%)
Molson Coors Brewing Co. Class B	76,800	7,100,928
Pepsi Bottling Group, Inc. (The)	300,000	10,104,000
		17,204,928

Building Materials (0.6%)
Masco Corp.	149,200	4,247,724

Chemicals (4.0%)
E.I. du Pont de Nemours & Co.	170,300	8,658,052
Huntsman Corp.	165,600	4,025,736
Rohm & Haas Co. (S)	266,029	14,546,466
		27,230,254

Computers (2.8%)
Dell, Inc. †	119,000	3,397,450
Hewlett-Packard Co.	232,700	10,383,074
IBM Corp.	52,100	5,483,525
		19,264,049

Conglomerates (6.0%)
Honeywell International, Inc.	181,700	10,226,076
Textron, Inc.	91,600	10,086,076
Tyco International, Ltd. (Bermuda)	593,700	20,061,123
		40,373,275

Consumer Finance (4.1%)
Capital One Financial Corp.	169,900	13,326,956
Countrywide Financial Corp.	391,200	14,220,120
		27,547,076

Consumer Services (0.7%)
Service Corporation International	394,900	5,046,822

Containers (0.7%)
Crown Holdings, Inc. †	204,300	5,101,371

Electric Utilities (5.6%)
Edison International	220,900	12,396,908
FirstEnergy Corp.	105,100	6,803,123

COMMON STOCKS (99.7%)* continued

	Shares	Value

Electric Utilities continued
PG&E Corp.	261,470	$11,844,591
Sierra Pacific Resources †	383,731	6,738,316
		37,782,938

Electronics (1.8%)
Intel Corp. (S)	512,600	12,179,376

Energy (0.6%)
Global Industries, Ltd. †	143,600	3,851,352

Financial (9.3%)
Citigroup, Inc.	441,500	22,644,535
JPMorgan Chase & Co.	383,600	18,585,420
MGIC Investment Corp. (S)	262,000	14,897,320
PMI Group, Inc. (The)	145,600	6,503,952
		62,631,227

Food (1.0%)
Kraft Foods, Inc. Class A	196,491	6,926,308

Health Care Services (1.6%)
Aetna, Inc.	66,200	3,270,280
McKesson Corp.	123,200	7,347,648
		10,617,928

Homebuilding (0.9%)
Lennar Corp.	164,400	6,010,464

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	54,300	6,038,160

Insurance (8.5%)
ACE, Ltd. (Bermuda)	173,400	10,840,968
Berkshire Hathaway, Inc. Class B †	4,158	14,989,590
Chubb Corp. (The)	359,428	19,459,432
Genworth Financial, Inc. Class A	339,800	11,689,120
		56,979,110

Investment Banking/Brokerage (2.0%)
Bear Stearns Cos., Inc. (The) (S)	94,000	13,160,000

Lodging/Tourism (1.0%)
Carnival Corp.	135,300	6,598,581

Machinery (0.8%)
Parker-Hannifin Corp.	54,000	5,287,140

Medical Technology (0.7%)
Boston Scientific Corp. †	327,600	5,025,384

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc.
Class B	121,800	10,087,476

Oil & Gas (11.5%)
BP PLC ADR (United Kingdom)	97,400	7,026,436
ConocoPhillips	153,000	12,010,500
Exxon Mobil Corp.	327,600	27,479,088

Putnam VT New Value Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Oil & Gas continued
Marathon Oil Corp.	211,200	$12,663,552
Occidental Petroleum Corp.	175,300	10,146,364
Valero Energy Corp. (S)	111,100	8,205,846
		77,531,786

Pharmaceuticals (3.5%)
Pfizer, Inc.	760,400	19,443,428
Watson Pharmaceuticals, Inc. †	118,000	3,838,540
		23,281,968

Photography/Imaging (0.5%)
Xerox Corp. †	189,600	3,503,808

Publishing (2.0%)
Idearc, Inc.	179,590	6,344,915
R. R. Donnelley & Sons Co.	164,400	7,153,044
		13,497,959

Railroads (0.9%)
Norfolk Southern Corp.	117,600	6,182,232

Regional Bells (2.4%)
Verizon Communications, Inc.	397,900	16,381,543

Retail (4.3%)
Big Lots, Inc. †	252,441	7,426,814
Home Depot, Inc. (The)	337,300	13,272,754
OfficeMax, Inc.	124,500	4,892,850
Supervalu, Inc.	72,600	3,362,832
		28,955,250

Schools (0.5%)
Career Education Corp. †	98,600	3,329,722

Software (0.6%)
Oracle Corp. †	196,400	3,871,044

Telecommunications (1.9%)
Embarq Corp.	54,410	3,447,962
Sprint Nextel Corp.	467,000	9,671,570
		13,119,532

Tobacco (2.2%)
Altria Group, Inc.	215,000	15,080,100

Toys (1.0%)
Mattel, Inc.	273,400	6,914,286

Waste Management (1.1%)
Waste Management, Inc.	187,900	7,337,495

Total common stocks (cost $520,146,741)		$672,482,689

SHORT-TERM INVESTMENTS (4.4%)* (cost $29,560,800)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53% and
due dates ranging from July 2, 2007 to
August 20, 2007 (d)	$29,610,109	$29,560,800

Total investments (cost $549,707,541)		$702,043,489

See page 269 for Notes to the Portfolios.

Putnam VT OTC & Emerging Growth Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (96.1%)*

	Shares	Value

Advertising and Marketing Services (1.4%)
FTD Group, Inc.	63,074	$1,161,192

Aerospace and Defense (1.7%)
Alliant Techsystems, Inc. †	8,400	832,860
Curtiss-Wright Corp.	13,300	619,913
		1,452,773

Automotive (0.8%)
Tenneco Automotive, Inc. †	20,100	704,304

Basic Materials (1.1%)
Ceradyne, Inc. †	12,900	954,084

Biotechnology (1.7%)
Medicines Co. †	32,100	565,602
PDL BioPharma, Inc. † (S)	36,300	845,790
		1,411,392

Building Materials (1.2%)
Genlyte Group, Inc. (The) †	6,400	502,656
Sherwin-Williams Co. (The)	7,700	511,819
		1,014,475

Commercial and Consumer Services (5.2%)
Chemed Corp.	12,300	815,367
Equifax, Inc.	17,400	772,908
Jackson Hewitt Tax Service, Inc.	23,000	646,530
Morningstar, Inc. †	10,100	474,953
Navigant Consulting, Inc. †	22,700	421,312
Pre-Paid Legal Services, Inc. †	9,500	610,945
Sotheby’s Holdings, Inc. Class A	8,467	389,651
Watson Wyatt Worldwide, Inc. Class A	3,769	190,259
		4,321,925

Communications Equipment (1.4%)
Harris Corp.	9,368	511,024
Tekelec †	43,600	628,712
		1,139,736

Computers (4.6%)
ANSYS, Inc. †	28,800	763,200
Avocent Corp. †	22,300	646,923
Electronics for Imaging, Inc. †	17,800	502,316
Jack Henry & Associates, Inc.	27,300	702,975
National Instruments Corp.	38,800	1,263,716
		3,879,130

Construction (0.7%)
Chicago Bridge & Iron Co.,
NV (Netherlands)	380	14,341
Layne Christensen Co. †	13,900	569,205
		583,546

COMMON STOCKS (96.1%)* continued

	Shares	Value

Consumer Services (0.9%)
Nutri/System, Inc. † (S)	11,300	$789,192

Distribution (0.9%)
Beacon Roofing Supply, Inc. † (S)	43,700	742,463

Electrical Equipment (1.3%)
Superior Essex, Inc. †	11,300	422,055
WESCO International, Inc. †	11,300	683,085
		1,105,140

Electronics (7.1%)
Advanced Analogic Technologies, Inc. †	31,800	308,460
Altera Corp.	27,600	610,788
Amphenol Corp. Class A	32,300	1,151,495
Avnet, Inc. †	19,200	761,088
General Cable Corp. †	9,100	689,325
Mentor Graphics Corp. †	27,400	360,858
RF Micro Devices, Inc. † (S)	111,200	693,888
Spreadtrum Communications, Inc.
ADR (China) †	21,400	310,942
Trimble Navigation, Ltd. †	14,900	479,780
TTM Technologies, Inc. †	46,700	607,100
		5,973,724

Energy (4.7%)
Cameron International Corp. †	10,800	771,876
FMC Technologies, Inc. †	6,000	475,320
Grant Prideco, Inc. †	7,610	409,646
Helix Energy Solutions Group, Inc. †	9,500	379,145
National-Oilwell Varco, Inc. †	11,600	1,209,184
Smith International, Inc.	11,300	662,632
		3,907,803

Engineering & Construction (0.2%)
McDermott International, Inc. †	2,189	181,641

Entertainment (0.9%)
Town Sports International Holdings, Inc. †	38,100	736,092

Environmental (1.2%)
Foster Wheeler, Ltd. †	9,800	1,048,502

Financial (2.8%)
Advanta Corp. Class B	18,600	579,204
FCStone Group, Inc. †	4,595	263,339
IntercontinentalExchange, Inc. †	6,200	916,670
Nasdaq Stock Market, Inc. (The) † (S)	18,200	540,722
		2,299,935

Health Care Services (6.2%)
Charles River Laboratories
International, Inc. †	15,100	779,462
DaVita, Inc. †	18,000	969,840
Laboratory Corp. of
America Holdings †	18,200	1,424,332

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (96.1%)* continued

	Shares	Value

Health Care Services continued
LifePoint Hospitals, Inc. †	16,500	$638,220
Lincare Holdings, Inc. †	15,600	621,660
WellCare Health Plans, Inc. †	8,700	787,437
		5,220,951

Household Furniture and Appliances (2.2%)
Select Comfort Corp. † (S)	35,600	577,432
Whirlpool Corp.	11,300	1,256,560
		1,833,992

Insurance (0.5%)
Hilb, Rogal & Hamilton Co.	10,000	428,600

Investment Banking/Brokerage (1.3%)
Affiliated Managers Group †	4,900	630,924
Penson Worldwide, Inc. †	19,600	480,788
		1,111,712

Machinery (5.4%)
Cummins, Inc.	7,800	789,438
Gardner Denver, Inc. †	22,000	936,100
Lincoln Electric Holdings, Inc.	11,900	883,456
Parker-Hannifin Corp.	7,500	734,325
Timken Co.	15,700	566,927
Wabtec Corp.	16,300	595,439
		4,505,685

Manufacturing (0.9%)
Actuant Corp. Class A	11,900	750,414

Medical Technology (6.6%)
C.R. Bard, Inc.	11,700	966,771
Dade Behring Holdings, Inc.	9,600	509,952
DENTSPLY International, Inc.	25,100	960,326
Edwards Lifesciences Corp. †	19,000	937,460
Hospira, Inc. †	27,900	1,089,216
Kinetic Concepts, Inc. †	13,990	727,060
Meridian Bioscience, Inc.	16,900	366,054
		5,556,839

Metals (2.0%)
Cleveland-Cliffs, Inc.	7,600	590,292
Quanex Corp.	11,900	579,530
Steel Dynamics, Inc.	12,204	511,470
		1,681,292

Oil & Gas (1.2%)
ATP Oil & Gas Corp. †	9,200	447,488
Helmerich & Payne, Inc.	15,800	559,636
		1,007,124

COMMON STOCKS (96.1%)* continued

	Shares	Value

Pharmaceuticals (3.4%)
Cephalon, Inc. †	21,700	$1,744,774
Salix Pharmaceuticals, Ltd. †	44,327	545,222
Valeant Pharmaceuticals International	34,100	569,129
		2,859,125

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A †	22,000	803,000

Restaurants (2.0%)
Domino’s Pizza, Inc.	34,800	635,796
Jack in the Box, Inc. †	4,200	297,948
Papa John’s International, Inc. †	11,600	333,616
Sonic Corp. †	18,000	398,160
		1,665,520

Retail (7.4%)
A.C. Moore Arts & Crafts, Inc. † #	7,958	156,056
Abercrombie & Fitch Co. Class A	10,000	729,800
Advance Auto Parts, Inc.	15,200	616,056
Brown Shoe Co., Inc.	23,256	565,586
Cache, Inc. †	23,500	311,845
Dress Barn, Inc. †	38,500	790,020
Expedia, Inc. †	29,300	858,197
Ross Stores, Inc.	14,400	443,520
Timberland Co. (The) Class A †	12,900	324,951
USANA Health Sciences, Inc. † (S)	18,900	845,586
Wolverine World Wide, Inc.	21,700	601,307
		6,242,924

Schools (0.5%)
Career Education Corp. † #	12,100	408,617

Semiconductor (2.5%)
Advanced Energy Industries, Inc. †	15,200	344,432
Brooks Automation, Inc. †	23,700	430,155
Cymer, Inc. †	12,200	490,440
Lam Research Corp. †	16,600	853,240
		2,118,267

Shipping (1.2%)
Omega Navigation Enterprises, Inc.
(Marshall Islands)	26,500	576,375
Ultrapetrol Bahamas, Ltd. (Bahamas) †	18,260	432,762
		1,009,137

Software (4.2%)
Cadence Design Systems, Inc. †	39,300	863,028
Epicor Software Corp. †	29,200	434,204
Glu Mobile, Inc. †	26,200	364,180
JDA Software Group, Inc. †	31,500	618,345
Parametric Technology Corp. †	39,200	847,112
Sybase, Inc. †	17,600	420,464
		3,547,333

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (96.1%)* continued

	Shares	Value

Staffing (0.3%)
Kelly Services, Inc. Class A	7,700	$211,442

Technology (0.8%)
ON Semiconductor Corp. †	59,800	641,056

Technology Services (2.2%)
Blue Coat Systems, Inc. †	7,200	356,544
Checkfree Corp. † (S)	15,900	639,180
Fiserv, Inc. †	9,800	556,640
Limelight Networks, Inc. †	16,500	326,370
		1,878,734

Telecommunications (0.7%)
C-COR.net Corp. †	43,700	614,422

Textiles (0.9%)
Maidenform Brands, Inc. †	37,429	743,340

Toys (2.1%)
Jakks Pacific, Inc. †	27,800	782,292
RC2 Corp. †	23,700	948,237
		1,730,529

Transportation Services (0.8%)
Landstar Systems, Inc.	14,000	675,500

Total common stocks (cost $66,881,136)		$80,652,604

SHORT-TERM INVESTMENTS (10.0%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53%
and due dates ranging from July 2,
2007 to August 20, 2007 (d)	$4,635,498	$4,634,851
Putnam Prime Money Market
Fund (e)	3,755,927	3,755,927

Total short-term investments (cost $8,390,778)		$8,390,778

Total investments (cost $75,271,914)		$89,043,382

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date	(depreciation)

NASDAQ 100
Index
E-Mini (Long)	5	$195,600	Sep-07	$845
Russell 2000
Index Mini (Long)	8	673,680	Sep-07	(3,258)
S&P Mid Cap 400
Index
E-Mini (Long)	9	813,780	Sep-07	(7,258)

Total				$(9,671)

See page 269 for Notes to the Portfolios.

Putnam VT Research Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (100.3%)*

	Shares	Value

Advertising and Marketing Services (0.7%)
Omnicom Group, Inc.	22,800	$1,206,576

Aerospace and Defense (2.5%)
Boeing Co. (The)	23,900	2,298,224
Lockheed Martin Corp.	19,600	1,844,948
		4,143,172

Airlines (0.7%)
Southwest Airlines Co. (S)	81,800	1,219,638

Automotive (0.4%)
Harley-Davidson, Inc.	11,500	685,515

Banking (5.0%)
Bank of America Corp.	124,200	6,072,138
Commerce Bancorp, Inc.	62,800	2,322,972
		8,395,110

Beverage (1.8%)
Coca-Cola Enterprises, Inc.	4,800	115,200
Molson Coors Brewing Co. Class B	4,800	443,808
PepsiCo, Inc.	38,200	2,477,270
		3,036,278

Biotechnology (2.5%)
Amgen, Inc. †	37,600	2,078,904
Biogen Idec, Inc. †	39,400	2,107,900
		4,186,804

Chemicals (1.4%)
Celanese Corp. Ser. A	26,800	1,039,304
Lyondell Chemical Co.	33,700	1,250,944
		2,290,248

Communications Equipment (3.6%)
Cisco Systems, Inc. †	154,500	4,302,825
Qualcomm, Inc.	38,900	1,687,871
		5,990,696

Computers (3.5%)
Apple Computer, Inc. †	9,500	1,159,380
EMC Corp. †	73,300	1,326,730
IBM Corp.	32,200	3,389,050
		5,875,160

Conglomerates (2.6%)
Danaher Corp. (S)	24,900	1,879,950
Tyco International, Ltd. (Bermuda)	73,700	2,490,323
		4,370,273

Consumer Finance (4.6%)
Capital One Financial Corp.	51,500	4,039,660
Countrywide Financial Corp. (S)	91,600	3,329,660
IndyMac Bancorp, Inc. (S)	11,800	344,206
		7,713,526

COMMON STOCKS (100.3%)* continued

	Shares	Value

Consumer Goods (4.1%)
Clorox Co.	30,200	$1,875,420
Newell Rubbermaid, Inc.	25,300	744,579
Procter & Gamble Co. (The)	67,600	4,136,444
		6,756,443

Consumer Services (0.5%)
Liberty Media Holding Corp. —
Interactive Class A †	36,400	812,812

Electric Utilities (3.6%)
Edison International	28,485	1,598,578
Entergy Corp.	14,400	1,545,840
Exelon Corp.	24,400	1,771,440
PG&E Corp.	23,800	1,078,140
		5,993,998

Electronics (0.6%)
Atmel Corp. †	174,200	968,552

Energy (2.1%)
Cameron International Corp. † (S)	15,800	1,129,226
National-Oilwell Varco, Inc. †	11,000	1,146,640
Noble Corp.	13,000	1,267,760
		3,543,626

Financial (1.7%)
MGIC Investment Corp. (S)	25,800	1,466,988
Radian Group, Inc.	25,900	1,398,600
		2,865,588

Food (0.6%)
Kraft Foods, Inc. Class A	25,604	902,541

Health Care Services (1.8%)
Health Management Associates, Inc. Class A	62,700	712,272
Medco Health Solutions, Inc. †	10,800	842,292
WellPoint, Inc. †	18,300	1,460,889
		3,015,453

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	10,300	1,145,360

Insurance (4.1%)
American International Group, Inc.	66,500	4,656,995
Berkshire Hathaway, Inc. Class B †	304	1,095,920
Everest Re Group, Ltd. (Barbados)	9,300	1,010,352
		6,763,267

Investment Banking/Brokerage (4.6%)
Bear Stearns Cos., Inc. (The)	23,900	3,346,000
E*Trade Financial Corp. †	36,000	795,240
Goldman Sachs Group, Inc. (The)	16,000	3,468,000
		7,609,240

Putnam VT Research Fund

COMMON STOCKS (100.3%)* continued

	Shares	Value

Lodging/Tourism (1.5%)
Las Vegas Sands Corp. † (S)	9,300	$710,427
Wyndham Worldwide Corp. †	51,100	1,852,886
		2,563,313

Machinery (1.8%)
Caterpillar, Inc.	27,100	2,121,930
Parker-Hannifin Corp.	8,700	851,817
		2,973,747

Manufacturing (1.0%)
Illinois Tool Works, Inc. (S)	30,400	1,647,376

Medical Technology (1.9%)
Becton, Dickinson and Co.	13,400	998,300
Boston Scientific Corp. †	81,100	1,244,074
St. Jude Medical, Inc. †	21,100	875,439
		3,117,813

Metals (1.6%)
Freeport-McMoRan Copper & Gold, Inc.
Class B	17,700	1,465,914
United States Steel Corp.	10,700	1,163,625
		2,629,539

Oil & Gas (8.7%)
BP PLC ADR (United Kingdom)	21,900	1,579,866
ConocoPhillips	50,600	3,972,100
Devon Energy Corp.	18,700	1,464,023
Marathon Oil Corp.	46,000	2,758,160
Occidental Petroleum Corp.	28,000	1,620,640
Valero Energy Corp.	41,400	3,057,804
		14,452,593

Pharmaceuticals (5.5%)
Barr Pharmaceuticals, Inc. †	14,400	723,312
Johnson & Johnson	80,300	4,948,086
Pfizer, Inc.	100,700	2,574,899
Watson Pharmaceuticals, Inc. †	27,800	904,334
		9,150,631

Publishing (1.7%)
Idearc, Inc.	28,375	1,002,489
McGraw-Hill Cos., Inc. (The)	27,600	1,879,008
		2,881,497

Railroads (0.6%)
Norfolk Southern Corp.	19,800	1,040,886

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A †	34,600	1,262,900

Regional Bells (2.0%)
Verizon Communications, Inc.	82,400	3,392,408

COMMON STOCKS (100.3%)* continued

	Shares	Value

Restaurants (1.5%)
Starbucks Corp. †	60,500	$1,587,520
Yum! Brands, Inc.	28,000	916,160
		2,503,680

Retail (3.9%)
Best Buy Co., Inc.	43,100	2,011,477
Big Lots, Inc. †	22,100	650,182
Ross Stores, Inc.	22,300	686,840
Sears Holdings Corp. †	3,300	559,350
Staples, Inc.	67,900	1,611,267
Wal-Mart Stores, Inc.	21,200	1,019,932
		6,539,048

Schools (0.3%)
Apollo Group, Inc. Class A †	9,000	525,870

Shipping (0.4%)
Overseas Shipholding Group	8,900	724,460

Software (4.8%)
Adobe Systems, Inc. †	35,400	1,421,310
McAfee, Inc. †	22,500	792,000
Microsoft Corp.	134,100	3,951,927
Oracle Corp. †	92,700	1,827,117
		7,992,354

Technology Services (3.2%)
Accenture, Ltd. Class A (Bermuda)	15,800	677,662
Computer Sciences Corp. †	33,500	1,981,525
eBay, Inc. †	33,600	1,081,248
Symantec Corp. † (S)	49,700	1,003,940
Western Union Co. (The)	29,300	610,319
		5,354,694

Telecommunications (1.8%)
MetroPCS Communications, Inc. †	4,250	140,420
Sprint Nextel Corp.	135,000	2,795,850
		2,936,270

Tobacco (1.5%)
Altria Group, Inc.	36,200	2,539,068

Transportation Services (1.4%)
United Parcel Service, Inc. Class B	32,300	2,357,900

Waste Management (0.7%)
Waste Management, Inc.	29,100	1,136,355

Total common stocks (cost $149,640,927)		$167,212,278

Putnam VT Research Fund

SHORT-TERM INVESTMENTS (4.4%)*

Principal amount/shares		Value

Putnam Prime Money Market Fund (e)	279,882	$279,882
Short-term investments held as
collateral for loaned securities
with yields ranging from 5.28%
to 5.53% and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$6,994,551	6,982,906

Total short-term investments (cost $7,262,788)		$7,262,788

Total investments (cost $156,903,715)		$174,475,066

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07
(aggregate face value $4,016) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Japanese Yen	$3,888	$4,016	8/15/07	$(127)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07
(aggregate face value $1,706,133) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$1,725,347	$1,702,112	9/19/07	$(23,235)
Japanese Yen	3,889	4,021	8/15/07	132

Total				$(23,103)

See page 269 for Notes to the Portfolios.

Putnam VT Small Cap Value Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.6%)*

	Shares	Value

Advertising and Marketing Services (0.6%)
Nu Skin Enterprises, Inc. Class A (S)	234,211	$3,864,482

Aerospace and Defense (1.1%)
Innovative Solutions & Support, Inc. †	160,100	3,717,522
Teledyne Technologies, Inc. †	84,400	3,878,180
		7,595,702

Airlines (0.6%)
SkyWest, Inc. (S)	188,600	4,494,338

Automotive (1.9%)
American Axle & Manufacturing
Holdings, Inc.	149,100	4,416,342
ArvinMeritor, Inc. (S)	230,100	5,108,220
Midas, Inc. † (S)	162,600	3,686,142
		13,210,704

Banking (8.4%)
AMCORE Financial, Inc.	105,000	3,043,950
BancTec, Inc. 144A † (F)	456,900	3,655,200
BankUnited Financial Corp. Class A (S)	201,200	4,038,084
Citizens Republic Bancorp, Inc. (S)	240,882	4,408,141
City Holding Co.	89,400	3,426,702
Colonial Bancgroup, Inc.	175,800	4,389,726
Columbia Banking Systems, Inc.	108,000	3,159,000
Corus Bankshares, Inc. (S)	178,400	3,079,184
East West Bancorp, Inc.	83,400	3,242,592
FirstFed Financial Corp. † (S)	58,300	3,307,359
Flagstar Bancorp, Inc. (S)	273,800	3,299,290
Hanmi Financial Corp.	209,800	3,579,188
PFF Bancorp, Inc.	183,900	5,136,327
Provident Bankshares Corp.	109,200	3,579,576
Sterling Bancshares, Inc.	321,450	3,635,600
Webster Financial Corp.	82,200	3,507,474
		58,487,393

Basic Materials (0.7%)
Ameron International Corp.	52,330	4,719,643

Building Materials (3.2%)
Comfort Systems USA, Inc.	254,700	3,611,646
Goodman Global, Inc. †	230,000	5,110,600
Interface, Inc. Class A	240,800	4,541,488
Lamson & Sessions Co. (The) † (S)	159,200	4,229,944
Lennox International, Inc.	130,312	4,460,580
		21,954,258

Chemicals (4.1%)
A. Schulman, Inc.	140,500	3,418,365
Airgas, Inc.	77,700	3,721,830
Olin Corp.	219,300	4,605,300
Omnova Solutions, Inc. †	589,190	3,564,600
RPM, Inc. (S)	177,400	4,099,714

COMMON STOCKS (98.6%)* continued

	Shares	Value

Chemicals continued
Spartech Corp.	156,000	$4,141,800
UAP Holding Corp.	159,020	4,792,863
		28,344,472

Commercial and Consumer Services (2.3%)
Aaron Rents, Inc. (S)	119,920	3,501,664
Advance America Cash Advance Centers, Inc.	251,500	4,461,610
ePlus, Inc. †	16,170	157,334
Maximus, Inc.	87,500	3,795,750
URS Corp. †	79,300	3,850,015
		15,766,373

Communications Equipment (1.0%)
Belden CDT, Inc. (S)	62,200	3,442,770
Gilat Satellite Networks, Ltd. (Israel) †	369,800	3,561,174
		7,003,944

Computers (2.5%)
Agilysys, Inc.	179,345	4,035,263
Emulex Corp. †	202,800	4,429,152
Smart Modular Technologies WWH, Inc. †	333,900	4,594,464
Xyratex, Ltd. (Bermuda) †	177,600	3,948,048
		17,006,927

Conglomerates (1.3%)
AMETEK, Inc.	98,250	3,898,560
Crane Co.	108,300	4,922,235
		8,820,795

Consumer Finance (0.6%)
Capital Trust, Inc. Class A (R)	112,649	3,845,837

Consumer Services (0.3%)
Stamps.com, Inc. †	156,800	2,160,704

Distribution (1.0%)
Spartan Stores, Inc.	102,400	3,369,984
Watsco, Inc.	68,200	3,710,080
		7,080,064

Electric Utilities (1.2%)
Black Hills Corp.	116,992	4,650,432
Westar Energy, Inc.	163,100	3,960,068
		8,610,500

Electrical Equipment (0.5%)
WESCO International, Inc. † (S)	62,700	3,790,215

Electronics (5.5%)
Avnet, Inc. † (S)	71,497	2,834,141
Benchmark Electronics, Inc. †	198,565	4,491,540
Directed Electronics, Inc. † (S)	463,990	4,101,672
General Cable Corp. † (S)	53,763	4,072,547
Microsemi Corp. † (S)	161,000	3,855,950
MoSys, Inc. † (S)	362,612	3,172,855

Putnam VT Small Cap Value Fund

COMMON STOCKS (98.6%)* continued

	Shares	Value

Electronics continued
Park Electrochemical Corp.	134,700	$3,795,846
RF Micro Devices, Inc. † (S)	550,765	3,436,774
TTM Technologies, Inc. †	359,400	4,672,200
X-Rite, Inc. (S)	266,400	3,934,728
		38,368,253

Energy (2.3%)
GulfMark Offshore, Inc. † (S)	130,300	6,673,966
Tidewater, Inc.	92,300	6,542,224
Universal Compression Holdings, Inc. †	41,600	3,014,752
		16,230,942

Entertainment (0.5%)
Carmike Cinemas, Inc. (S)	151,100	3,318,156

Financial (1.6%)
Advanta Corp. Class B	232,800	7,249,392
Financial Federal Corp.	118,000	3,518,760
		10,768,152

Food (0.8%)
Ruddick Corp.	182,200	5,487,864

Forest Products and Packaging (1.0%)
Silgan Holdings, Inc.	54,524	3,014,087
Universal Forest Products, Inc. (S)	90,400	3,820,304
		6,834,391

Health Care Services (2.2%)
AMN Healthcare Services, Inc. †	159,100	3,500,200
Healthspring, Inc. †	222,170	4,234,560
Hooper Holmes, Inc. †	1,143,000	3,829,050
Pediatrix Medical Group, Inc. †	66,200	3,650,930
		15,214,740

Household Furniture and Appliances (0.6%)
Tempur-Pedic International, Inc. (S)	155,819	4,035,712

Insurance (9.6%)
American Equity Investment Life
Holding Co. (S)	431,100	5,207,688
Commerce Group, Inc. (S)	157,200	5,457,984
Employers Holdings, Inc.	132,432	2,812,856
FBL Financial Group, Inc. Class A	96,605	3,798,509
Fremont General Corp. (S)	197,200	2,121,872
Infinity Property & Casualty Corp.	74,600	3,784,458
Landamerica Financial Group, Inc.	56,600	5,461,334
Navigators Group, Inc. †	83,100	4,479,090
Philadelphia Consolidated
Holding Corp. †	94,700	3,958,460
Presidential Life Corp.	247,368	4,863,255
Safety Insurance Group, Inc.	106,300	4,400,820
Selective Insurance Group (S)	177,152	4,761,846
State Auto Financial Corp.	114,600	3,512,490
Stewart Information Services	87,500	3,485,125

COMMON STOCKS (98.6%)* continued

	Shares	Value

Insurance continued
Triad Guaranty, Inc. † (S)	96,200	$3,841,266
Zenith National Insurance Corp.	93,950	4,424,106
		66,371,159

Investment Banking/Brokerage (1.6%)
MCG Capital Corp.	258,000	4,133,160
SWS Group, Inc.	131,434	2,841,603
TradeStation Group, Inc. †	337,100	3,927,215
		10,901,978

Leisure (0.9%)
Arctic Cat, Inc.	162,876	3,224,945
Monaco Coach Corp.	230,507	3,307,775
		6,532,720

Machinery (2.5%)
Applied Industrial Technologies, Inc. (S)	147,700	4,357,150
Gardner Denver, Inc. †	99,222	4,221,896
Imation Corp.	110,500	4,073,030
Tennant Co.	122,616	4,475,484
		17,127,560

Manufacturing (1.2%)
Gehl, Co. † (S)	135,000	4,098,600
Smith (A.O.) Corp. (S)	107,500	4,288,175
		8,386,775

Media (0.5%)
Journal Communications, Inc. Class A	270,900	3,524,409

Medical Technology (2.7%)
Datascope Corp.	124,000	4,746,720
Edwards Lifesciences Corp. † (S)	64,500	3,182,430
Hanger Orthopedic Group, Inc. †	290,861	3,141,299
PSS World Medical, Inc. †	198,800	3,622,136
Vital Signs, Inc.	68,520	3,806,286
		18,498,871

Metal Fabricators (1.3%)
Mueller Industries, Inc.	125,200	4,311,888
USEC, Inc. †	217,900	4,789,442
		9,101,330

Metals (1.8%)
Quanex Corp. (S)	94,800	4,616,760
Reliance Steel & Aluminum Co. (S)	78,752	4,430,588
Steel Dynamics, Inc.	89,300	3,742,563
		12,789,911

Natural Gas Utilities (1.0%)
Energen Corp.	94,400	5,186,336
Laclede Group, Inc. (The)	56,300	1,794,844
		6,981,180

Putnam VT Small Cap Value Fund

COMMON STOCKS (98.6%)* continued

	Shares	Value

Oil & Gas (3.4%)
Cabot Oil & Gas Corp. Class A	122,400	$4,514,112
Energy Partners, Ltd. †	233,800	3,902,122
Petroleum Development Corp. †	56,400	2,677,872
Pioneer Drilling Co. †	255,600	3,810,996
St. Mary Land & Exploration Co. (S)	126,060	4,616,317
Swift Energy Co. †	96,500	4,126,340
		23,647,759

Pharmaceuticals (1.8%)
Alpharma, Inc. Class A	175,100	4,554,351
Owens & Minor, Inc. (S)	96,900	3,385,686
Sciele Pharma, Inc. †	197,900	4,662,524
		12,602,561

Photography/Imaging (0.7%)
Ikon Office Solutions, Inc.	290,189	4,529,850

Publishing (0.4%)
GateHouse Media, Inc. (S)	148,470	2,754,119

Real Estate (6.5%)
American Home Mortgage
Investment Corp. (R) (S)	155,900	2,865,442
Arbor Realty Trust, Inc (R)	185,500	4,787,755
Deerfield Triarc Capital Corp. (R)	343,900	5,031,257
DiamondRock Hospitality Co. (R)	213,270	4,069,192
Entertainment Properties Trust (R)	74,362	3,999,188
Getty Realty Corp. (R)	166,200	4,367,736
Grubb & Ellis Co. †	170,037	1,972,429
Hersha Hospitality Trust (R)	284,300	3,360,426
JER Investors Trust, Inc. (R)	87,400	1,311,000
M/I Schottenstein Homes, Inc. (S)	99,900	2,657,340
National Health Investors, Inc. (R)	92,230	2,925,536
NorthStar Realty Finance Corp. (R) (S)	305,800	3,825,558
RAIT Investment Trust (R)	156,500	4,072,130
		45,244,989

Restaurants (0.6%)
Landry’s Restaurants, Inc. (S)	134,200	4,060,892

Retail (6.0%)
Cabela’s, Inc. † (S)	141,410	3,129,403
Cache, Inc. † (S)	179,650	2,383,956
CSK Auto Corp. †	294,200	5,413,280
Haverty Furniture Cos., Inc. (S)	249,300	2,909,331
Jos. A. Bank Clothiers, Inc. † (S)	115,000	4,769,050
Nash Finch Co. (S)	76,500	3,786,750
Nautilus, Inc. (S)	286,451	3,448,870
Sonic Automotive, Inc.	138,359	4,008,260
Stage Stores, Inc.	191,050	4,004,408
Toro Co. (The) (S)	64,300	3,786,627
Wolverine World Wide, Inc.	139,550	3,866,931
		41,506,866

COMMON STOCKS (98.6%)* continued

	Shares	Value

Semiconductor (2.4%)
Brooks Automation, Inc. †	279,000	$5,063,850
Cohu, Inc.	142,800	3,177,300
Standard Microsystems Corp. †	115,201	3,956,002
Ultra Clean Holdings †	331,255	4,630,945
		16,828,097

Shipping (0.6%)
Arkansas Best Corp.	112,000	4,364,640

Software (1.0%)
Chordiant Software, Inc. †	141,800	2,220,588
Parametric Technology Corp. † (S)	226,100	4,886,021
		7,106,609

Staffing (1.6%)
Gevity HR, Inc.	138,600	2,679,138
Kforce, Inc. †	269,049	4,299,403
MPS Group, Inc. †	326,800	4,369,316
		11,347,857

Technology (0.5%)
CACI International, Inc. Class A †	70,100	3,424,385

Technology Services (0.6%)
United Online, Inc.	239,100	3,942,759

Telecommunications (2.2%)
Brightpoint, Inc. †	400,750	5,526,343
Consolidated Communications Holdings, Inc.	196,200	4,434,120
Earthlink, Inc. † (S)	448,480	3,350,146
InPhonic, Inc. † (S)	345,200	1,608,632
		14,919,241

Textiles (0.9%)
Phillips-Van Heusen Corp.	65,800	3,985,506
Unifirst Corp.	46,420	2,044,801
		6,030,307

Transportation Services (0.5%)
Landstar Systems, Inc.	77,500	3,739,369

Total common stocks (cost $490,306,658)		$683,280,754

SHORT-TERM INVESTMENTS (18.4%)*

Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53%
and due dates ranging from
July 2, 2007 to August 20, 2007 (d)	$117,857,255	$117,661,044
Putnam Prime Money Market Fund (e)	9,923,527	9,923,527

Total short-term investments (cost $127,584,571)		$127,584,571

Total investments (cost $617,891,229)		$810,865,325

See page 269 for Notes to the Portfolios.

Putnam VT Utilities Growth and Income Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.1%)*

	Shares	Value

Electric Utilities (62.8%)
Alliant Energy Corp. (S)	91,058	$3,537,606
American Electric Power Co., Inc.	61,400	2,765,456
Chubu Electric Power, Inc. (Japan)	73,800	1,958,933
CMS Energy Corp. (S)	282,317	4,855,852
Consolidated Edison, Inc. (S)	60,700	2,738,784
Constellation Energy Group, Inc.	112,014	9,764,260
Dominion Resources, Inc. (S)	160,073	13,815,901
DPL, Inc.	145,652	4,127,778
DTE Energy Co.	103,200	4,976,304
Duke Energy Corp. (S)	478,126	8,749,706
E.On AG (Germany)	18,134	3,046,689
Edison International	229,815	12,897,218
Electric Power Development Co. (Japan)	16,600	660,073
Electricite de France (France)	49,900	5,405,961
Enel SpA (Italy)	189,019	2,040,165
Energy East Corp.	28,900	754,001
Entergy Corp.	164,214	17,628,373
Exelon Corp.	371,315	26,957,469
FirstEnergy Corp.	206,435	13,362,538
FPL Group, Inc.	221,893	12,590,209
Hawaiian Electric Industries, Inc. (S)	46,500	1,101,585
Iberdrola SA (Spain)	48,513	2,707,673
ITC Holdings Corp.	70,500	2,864,415
Kansai Electric Power, Inc. (Japan)	57,300	1,355,391
Kyushu Electric Power Co., Inc. (Japan)	35,000	917,532
Northeast Utilities	135,225	3,834,981
PG&E Corp.	306,579	13,888,029
Progress Energy, Inc.	78,932	3,598,510
Public Service Enterprise Group, Inc.	147,588	12,955,275
RWE AG (Germany)	32,205	3,436,760
SCANA Corp.	40,000	1,531,600
Sierra Pacific Resources †	230,158	4,041,574
Southern Co. (The) (S)	218,568	7,494,697
Spectra Energy Corp.	213,113	5,532,413
Suez SA (France)	62,610	3,583,686
Tohoku Electric Power Co., Inc. (Japan)	23,400	524,621
TransAlta Corp. (Canada)	75,300	1,895,788
TXU Corp. (S)	135,798	9,139,205
Westar Energy, Inc. (S)	45,100	1,095,028
Wisconsin Energy Corp.	176,904	7,824,464
		241,956,503

Energy (Other) (1.4%)
Comverge, Inc. † (S)	38,950	1,207,840
Covanta Holding Corp. †	59,254	1,460,611
Suntech Power Holdings Co., Ltd.
ADR (China) † (S)	48,200	1,757,854
Trina Solar, Ltd. ADR (China) † (S)	19,676	1,012,330
		5,438,635

COMMON STOCKS (99.1%)* continued

	Shares	Value

Engineering & Construction (0.5%)
Bouygues SA (France)	25,470	$2,137,318

Natural Gas Utilities (10.4%)
Centrica PLC (United Kingdom)	332,054	2,578,931
Energen Corp.	45,800	2,516,252
Equitable Resources, Inc.	156,377	7,750,044
MDU Resources Group, Inc.	112,044	3,141,714
Osaka Gas Co., Ltd. (Japan)	769,000	2,857,819
Sempra Energy	165,371	9,794,924
Toho Gas Co., Ltd. (Japan) (S)	355,000	1,772,230
Tokyo Gas Co., Ltd. (Japan)	675,000	3,198,193
Williams Cos., Inc. (The)	202,974	6,418,038
		40,028,145

Oil & Gas (1.5%)
Questar Corp.	108,668	5,743,104

Power Producers (3.1%)
AES Corp. (The) †	319,107	6,982,061
Dynegy, Inc. Class A †	200,142	1,889,340
NRG Energy, Inc. †	73,400	3,051,238
		11,922,639

Publishing (0.4%)
Idearc, Inc.	47,497	1,678,069

Regional Bells (2.4%)
Verizon Communications, Inc.	221,250	9,108,863

Telecommunications (6.3%)
CenturyTel, Inc.	33,759	1,655,879
Digi.com Berhad (Malaysia)	439,300	2,929,604
StarHub, Ltd. (Singapore)	815,450	1,716,400
Swisscom AG (Switzerland)	11,451	3,919,466
Telefonica SA (Spain)	386,212	8,604,013
Telenor ASA (Norway) †	147,100	2,878,330
Telus Corp. (Canada)	43,370	2,561,381
		24,265,073

Telephone (6.3%)
AT&T, Inc.	407,600	16,915,400
Hellenic Telecommunication Organization
(OTE) SA (Greece)	138,870	4,309,647
Telekom Austria AG (Austria)	116,766	2,906,401
		24,131,448

Transportation Services (1.0%)
Macquarie Airports (Australia) (S)	566,741	1,934,187
TNT NV (Netherlands)	40,439	1,821,217
		3,755,404

Putnam VT Utilities Growth and Income Fund

COMMON STOCKS (99.1%)* continued

	Shares	Value

Utilities & Power (0.9%)
Babcock & Brown Wind Partners (Australia) (S)	695,241	$1,147,143
EDF Energies Nouvelles SA (France)	23,730	1,557,042
Tenaga Nasional Berhad (Malaysia)	265,900	879,027
		3,583,212

Water Utilities (2.1%)
Aqua America, Inc. (S)	53,603	1,205,531
Pennon Group PLC (United Kingdom)	222,168	2,732,309
Veolia Environnement (France)	55,425	4,342,381
		8,280,221

Total common stocks (cost $235,923,657)		$382,028,634

SHORT-TERM INVESTMENTS (9.3%)*

Principal amount/shares		Value

Putnam Prime Money Market Fund (e)	386,214	$386,214
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.50%
to 5.53% and due dates ranging
from July 2, 2007 to
August 20, 2007 (d)	$35,644,925	35,590,545

Total short-term investments (cost $35,976,759)		$35,976,759

Total investments (cost $271,900,416)		$418,005,393

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007:
(as a percentage of Portfolio Value)
Australia	0.8%
Austria	0.8
Canada	1.1
China	0.7
France	4.5
Germany	1.7
Greece	1.1
Italy	0.5
Japan	3.5
Malaysia	1.0
Netherlands	0.5
Norway	0.8
Singapore	0.4
Spain	3.0
Switzerland	1.0
United Kingdom	1.4
United States	77.2

Total	100.0%

See page 269 for Notes to the Portfolios.

Putnam VT Vista Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (99.4%)*

	Shares	Value

Aerospace and Defense (3.4%)
L-3 Communications Holdings, Inc.	64,800	$6,310,872
Precision Castparts Corp.	58,300	7,075,288
		13,386,160

Airlines (1.9%)
AMR Corp. † (S)	53,800	1,417,630
Continental Airlines, Inc. Class B † (S)	175,400	5,940,798
		7,358,428

Banking (2.0%)
FirstFed Financial Corp. †	17,700	1,004,121
Synovus Financial Corp.	54,700	1,679,290
Unibanco-Uniao de Bancos
Brasileiros SA ADR (Brazil)	44,099	4,977,454
		7,660,865

Basic Materials (1.7%)
Ceradyne, Inc. †	88,700	6,560,252

Biotechnology (2.3%)
Applera Corp.— Applied Biosystems Group	176,900	5,402,526
Genzyme Corp. †	55,300	3,561,320
		8,963,846

Building Materials (0.6%)
Sherwin-Williams Co. (The)	37,500	2,492,625

Cable Television (0.8%)
Echostar Communications Corp. Class A †	74,000	3,209,380

Chemicals (3.3%)
Albemarle Corp.	81,346	3,134,261
CF Industries Holdings, Inc.	76,462	4,579,309
Lubrizol Corp. (The)	76,500	4,938,075
		12,651,645

Commercial and Consumer Services (3.2%)
Dun & Bradstreet Corp. (The)	28,700	2,955,526
Paychex, Inc. (S)	140,600	5,500,272
Sotheby’s Holdings, Inc. Class A	89,000	4,095,780
		12,551,578

Communications Equipment (0.9%)
Harris Corp.	36,600	1,996,530
Juniper Networks, Inc. †	54,300	1,366,731
		3,363,261

Computers (3.2%)
Brocade Communications Systems, Inc. †	773,700	6,050,334
Emulex Corp. †	284,410	6,211,514
		12,261,848

Consumer (0.5%)
Black & Decker Manufacturing Co.	22,500	1,986,975

COMMON STOCKS (99.4%)* continued

	Shares	Value

Consumer Goods (2.5%)
American Greetings Corp. Class A	212,013	$6,006,328
Clorox Co.	100	6,210
Jarden Corp. †	44,918	1,931,923
Newell Rubbermaid, Inc.	58,000	1,706,940
		9,651,401

Consumer Services (0.6%)
Labor Ready, Inc. †	94,827	2,191,452

Electronics (2.3%)
AVX Corp.	98,000	1,640,520
Gentex Corp.	113,000	2,224,970
MEMC Electronic Materials, Inc. †	82,300	5,030,176
		8,895,666

Energy (6.5%)
Cameron International Corp. †	98,100	7,011,207
ENSCO International, Inc.	63,300	3,861,933
Global Industries, Ltd. †	103,400	2,773,188
National-Oilwell Varco, Inc. †	63,500	6,619,240
Noble Corp.	49,000	4,778,480
		25,044,048

Energy (Other) (1.7%)
Covanta Holding Corp. †	267,200	6,586,480

Entertainment (0.2%)
Regal Entertainment Group Class A	40,232	882,288

Financial (1.6%)
Moody’s Corp. (S)	98,191	6,107,480

Health Care Services (5.3%)
Coventry Health Care, Inc. †	118,600	6,837,290
Humana, Inc. †	113,633	6,921,386
WellCare Health Plans, Inc. †	76,055	6,883,738
		20,642,414

Homebuilding (1.8%)
NVR, Inc. † (S)	10,003	6,799,539

Household Furniture and Appliances (1.4%)
Tempur-Pedic International, Inc. (S)	212,500	5,503,750

Insurance (1.8%)
Axis Capital Holdings, Ltd. (Bermuda)	114,040	4,635,726
W.R. Berkley Corp.	73,267	2,384,108
		7,019,834

Investment Banking/Brokerage (1.7%)
Bear Stearns Cos., Inc. (The)	18,100	2,534,000
Federated Investors, Inc.	101,200	3,878,996
		6,412,996

Lodging/Tourism (1.5%)
Choice Hotels International, Inc.	150,641	5,953,332

Putnam VT Vista Fund

COMMON STOCKS (99.4%)* continued

	Shares	Value

Machinery (1.7%)
Gardner Denver, Inc. †	75,600	$3,216,780
Manitowoc Co., Inc. (The)	14,072	1,131,107
Wabtec Corp.	59,900	2,188,147
		6,536,034

Manufacturing (2.4%)
ITT Corp.	65,100	4,445,028
Teleflex, Inc.	60,432	4,942,129
		9,387,157

Medical Technology (5.6%)
Becton, Dickinson and Co.	51,100	3,806,950
C.R. Bard, Inc.	7,500	619,725
DENTSPLY International, Inc.	43,200	1,652,832
Edwards Lifesciences Corp. †	63,600	3,138,024
Kinetic Concepts, Inc. † (S)	71,457	3,713,620
Mentor Corp.	113,360	4,611,485
Waters Corp. †	73,600	4,368,896
		21,911,532

Metals (2.0%)
Carpenter Technology Corp.	26,400	3,440,184
Cleveland-Cliffs, Inc. (S)	58,050	4,508,744
		7,948,928

Office Equipment & Supplies (0.7%)
Steelcase, Inc.	142,709	2,640,117

Oil & Gas (3.1%)
Frontier Oil Corp.	151,000	6,609,270
Holly Corp.	15,400	1,142,526
Noble Energy, Inc.	20,600	1,285,234
Western Refining, Inc.	52,333	3,024,847
		12,061,877

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc. †	57,300	1,961,379
Forest Laboratories, Inc. †	40,700	1,857,955
		3,819,334

Real Estate (1.1%)
Taubman Centers, Inc. (R)	88,300	4,380,563

Restaurants (0.3%)
CBRL Group, Inc.	29,500	1,253,160

Retail (9.4%)
Aeropostale, Inc. †	160,200	6,677,136
American Eagle Outfitters, Inc.	267,100	6,853,786
Big Lots, Inc. † (S)	231,251	6,803,404
Deckers Outdoor Corp. †	19,300	1,947,370
Dollar Tree Stores, Inc. †	127,700	5,561,335
GameStop Corp. †	9,800	383,180
RadioShack Corp. (S)	211,000	6,992,540
TJX Cos., Inc. (The)	45,100	1,240,250
		36,459,001

COMMON STOCKS (99.4%)* continued

	Shares	Value

Schools (1.5%)
ITT Educational Services, Inc. †	50,904	$5,975,112

Semiconductor (3.5%)
KLA-Tencor Corp.	123,100	6,764,345
Teradyne, Inc. † (S)	389,700	6,850,926
		13,615,271

Software (4.1%)
Autodesk, Inc. †	147,100	6,925,468
BMC Software, Inc. † #	214,400	6,496,320
Cadence Design Systems, Inc. †	40,900	898,164
Websense, Inc. †	79,404	1,687,335
		16,007,287

Staffing (0.4%)
Korn/Ferry International †	55,300	1,452,178

Telecommunications (3.2%)
CenturyTel, Inc.	104,400	5,120,820
Citizens Communications Co.	64,900	991,023
InterDigital Communications Corp. † (S)	74,600	2,399,882
j2 Global Communications, Inc. †	75,300	2,627,970
NeuStar, Inc. Class A †	42,068	1,218,710
		12,358,405

Textiles (0.3%)
Gymboree Corp. (The) †	29,300	1,154,713

Tobacco (1.9%)
Loews Corp. - Carolina Group	88,600	6,846,122
UST, Inc. (S)	12,973	696,780
		7,542,902

Toys (3.5%)
Hasbro, Inc.	210,700	6,618,087
Mattel, Inc.	272,146	6,882,574
		13,500,661

Waste Management (1.0%)
Stericycle, Inc. †	85,500	3,801,330

Total common stocks (cost $353,997,147)		$385,943,105

SHORT-TERM INVESTMENTS (10.2%)* (cost $39,610,440)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 5.28%
to 5.53% and due dates ranging
from July 2, 2007 to
August 20, 2007 (d)	39,676,494	$39,610,440

Total investments (cost $393,607,587)		$425,553,545

Putnam VT Vista Fund

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100
Index E-Mini (Long)	5	$195,600	Sep-07	$—
Russell 2000 Index
Mini (Long)	5	421,050	Sep-07	885
S&P Mid Cap 400
Index E-Mini (Long)	3	271,260	Sep-07	49

Total				$934

See page 269 for Notes to the Portfolios.

Putnam VT Voyager Fund

The fund’s portfolio
6/30/07 (Unaudited)

COMMON STOCKS (98.8%)*

	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	313,604	$16,595,924

Aerospace and Defense (7.6%)
Boeing Co. (The)	404,100	38,858,256
General Dynamics Corp.	307,600	24,060,472
L-3 Communications Holdings, Inc.	280,900	27,356,851
United Technologies Corp.	527,200	37,394,296
		127,669,875

Automotive (1.3%)
Harley-Davidson, Inc. (S)	354,800	21,149,628

Banking (1.2%)
Commerce Bancorp, Inc.	214,400	7,930,656
Wells Fargo & Co.	326,100	11,468,937
		19,399,593

Biotechnology (1.1%)
Genentech, Inc. † (S)	241,800	18,294,588

Building Materials (1.3%)
American Standard Cos., Inc.	186,500	10,999,770
Sherwin-Williams Co. (The)	160,000	10,635,200
		21,634,970

Commercial and Consumer Services (1.3%)
Dun & Bradstreet Corp. (The)	106,611	10,978,801
Equifax, Inc.	244,400	10,856,248
		21,835,049

Communications Equipment (5.2%)
Cisco Systems, Inc. †	2,295,500	63,929,675
Qualcomm, Inc.	554,800	24,072,772
		88,002,447

Computers (3.9%)
Apple Computer, Inc. † #	350,600	42,787,224
Dell, Inc. †	777,000	22,183,350
		64,970,574

Conglomerates (1.6%)
Danaher Corp. (S)	365,700	27,610,350

Consumer Finance (4.1%)
American Express Co. (S)	317,200	19,406,296
Capital One Financial Corp. (S)	258,300	20,261,052
Countrywide Financial Corp.	621,000	22,573,350
Mastercard, Inc. Class A (S)	35,200	5,838,624
		68,079,322

Consumer Goods (1.1%)
Procter & Gamble Co. (The) (S)	291,400	17,830,766

Consumer Services (0.6%)
Liberty Media Holding Corp. —
Interactive Class A †	452,100	10,095,393

COMMON STOCKS (98.8%)* continued

	Shares	Value

Electronics (1.3%)
Amphenol Corp. Class A	347,000	$12,370,550
Microchip Technology, Inc.	271,590	10,059,694
		22,430,244

Financial (0.7%)
Moody’s Corp.	188,700	11,737,140

Health Care Services (7.2%)
Aetna, Inc.	270,300	13,352,820
Express Scripts, Inc. † (S)	418,400	20,924,184
Medco Health Solutions, Inc. †	262,500	20,472,375
UnitedHealth Group, Inc.	747,600	38,232,264
WellPoint, Inc. †	339,900	27,134,217
		120,115,860

Homebuilding (0.5%)
NVR, Inc. † (S)	12,999	8,836,070

Insurance (3.1%)
American International Group, Inc.	510,300	35,736,309
Berkshire Hathaway, Inc. Class B †	4,590	16,546,950
		52,283,259

Investment Banking/Brokerage (8.2%)
Bear Stearns Cos., Inc. (The)	237,600	33,264,000
BlackRock, Inc. (S)	87,800	13,748,602
Blackstone Group LP (The) †	353,600	10,349,872
E*Trade Financial Corp. †	409,200	9,039,228
Franklin Resources, Inc.	111,200	14,730,664
Goldman Sachs Group, Inc. (The)	211,400	45,820,950
T. Rowe Price Group, Inc.	210,400	10,917,656
		137,870,972

Lodging/Tourism (2.3%)
Las Vegas Sands Corp. † (S)	183,300	14,002,287
Royal Caribbean Cruises, Ltd.	200,400	8,613,192
Wyndham Worldwide Corp. †	438,400	15,896,384
		38,511,863

Machinery (2.4%)
Caterpillar, Inc.	311,400	24,382,620
Joy Global, Inc.	108,400	6,322,972
Parker-Hannifin Corp.	92,900	9,095,839
		39,801,431

Media (1.1%)
Walt Disney Co. (The)	542,900	18,534,606

Medical Technology (3.3%)
Becton, Dickinson and Co.	205,100	15,279,950
Medtronic, Inc.	608,800	31,572,368
Nobel Biocare Holding AG (Switzerland)	24,514	8,019,379
		54,871,697

Putnam VT Voyager Fund

COMMON STOCKS (98.8%)* continued

	Shares	Value

Metals (0.9%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	189,000	$15,652,980

Oil & Gas (3.5%)
ConocoPhillips	226,900	17,811,650
Devon Energy Corp.	91,600	7,171,364
EOG Resources, Inc. (S)	120,400	8,796,424
Occidental Petroleum Corp.	173,700	10,053,756
Valero Energy Corp.	207,800	15,348,108
		59,181,302

Pharmaceuticals (2.4%)
Johnson & Johnson	538,200	33,163,884
Teva Pharmaceutical Industries, Ltd.
ADR (Israel) (S)	159,100	6,562,875
		39,726,759

Publishing (2.0%)
McGraw-Hill Cos., Inc. (The)	500,000	34,040,000

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A †	567,251	20,704,662

Restaurants (2.6%)
Starbucks Corp. †	692,600	18,173,824
Yum! Brands, Inc.	761,300	24,909,734
		43,083,558

Retail (8.7%)
Abercrombie & Fitch Co. Class A	103,400	7,546,132
Best Buy Co., Inc.	571,300	26,662,571
CVS Caremark Corp. (S)	645,900	23,543,055
Home Depot, Inc. (The)	592,300	23,307,005
Lowe’s Cos., Inc. (S)	849,100	26,058,879
Ross Stores, Inc.	383,400	11,808,720
Staples, Inc.	1,171,400	27,797,322
		146,723,684

Schools (0.2%)
Apollo Group, Inc. Class A †	66,400	3,879,752

Semiconductor (1.2%)
Applied Materials, Inc. (S)	1,025,400	20,374,698

Software (8.2%)
Adobe Systems, Inc. † (S)	571,700	22,953,755
Autodesk, Inc. †	303,700	14,298,196
Microsoft Corp.	2,253,800	66,419,486
Oracle Corp. †	1,763,400	34,756,614
		138,428,051

COMMON STOCKS (98.8%)* continued

	Shares	Value

Technology Services (6.1%)
Accenture, Ltd. Class A (Bermuda)	240,200	$10,302,178
Automatic Data Processing, Inc.	305,600	14,812,432
eBay, Inc. † (S)	791,500	25,470,470
Google, Inc. Class A †	99,571	52,113,470
		102,698,550

Transportation Services (0.4%)
Expeditors International
of Washington, Inc. (S)	151,600	6,261,080

Total common stocks (cost $1,287,152,416)		$1,658,916,697

SHORT-TERM INVESTMENTS (8.5%)* (cost $142,868,526)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 5.28% to 5.53% and
due dates ranging from July 2, 2007 to
August 20, 2007 (d)	$143,106,838	$142,868,526

Total investments (cost $1,430,020,942)		$1,801,785,223

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100
Index
E-Mini (Long)	115	$4,498,800	Sep-07	$37,171
S&P 500
Index (Long)	42	15,911,700	Sep-07	93,544

Total				$130,715

See page 269 for Notes to the Portfolios.

PUTNAM VARIABLE TRUST
Notes to the Portfolios
6/30/07 (Unaudited)

* Percentages indicated are based on the fund’s net assets.

** The Moody’s or Standard & Poor’s ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. Total market value of restricted securities held at June 30, 2007:

	Total market value of	Percentage of
Fund	restricted securities	net assets

Putnam VT Discovery Growth Fund	$1,155	<0.1%
Putnam VT Diversified Income Fund	16,872	<0.1%
Putnam VT High Yield Fund	58,174	<0.1%
Putnam VT Money Market Fund	8,999,975	2.2%

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Income Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund at June 30, 2007.

## Forward commitments (Note 1).

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Security is valued at fair value following procedures approved by the Trustees. On June 30, 2007, fair value pricing was also used for certain foreign securities in certain portfolios (Note 1).

(M) The security’s effective maturity date is less than one year.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2007.

(U) A portion of the position represents unfunded loan commitments (Note 7).

At June 30, 2007, the following funds had liquid assets designated as collateral for one or more of the following: open forward commitments, swap contracts, forward contracts, options and/or futures contracts.

Fund	Amount of liquid assets

Putnam VT American Government Income Fund	$9,239,411
Putnam VT Diversified Income Fund	246,920,791
Putnam VT The George Putnam Fund of Boston	104,561,392
Putnam VT Global Asset Allocation Fund	117,290,439
Putnam VT Global Equity Fund	34,338
Putnam VT Health Sciences Fund	4,652,096
Putnam VT High Yield Fund	38,026,015
Putnam VT Income Fund	381,091,500
Putnam VT International Equity Fund	23,969,592
Putnam VT International Growth and Income Fund	12,146,806
Putnam VT International New Opportunities Fund	1,546,255
Putnam VT Investors Fund	2,561,368
Putnam VT OTC & Emerging Growth Fund	9,671
Putnam VT Research Fund	133,719
Putnam VT Vista Fund	864
Putnam VT Voyager Fund	130,715

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Notes to the Portfolios (Continued)
6/30/07 (Unaudited)

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

MBIA represents MBIA Insurance Company.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$117,357,097	$50,711,246	$51,870,060	$36,907,608	$452,492,255
Affiliated issuers (Note 5)	—	45,539	312,890	1,098,740	38,803,315
Repurchase agreements, at value (Note 1)	30,000,000	—	—	—	—
Cash	1,409,636	—	—	38,036	2,279,790
Foreign currency, at value (Note 1)	—	—	—	—	3,112,216
Dividends, interest, and other receivables	842,623	64,711	95,527	30,222	6,540,191
Receivable for shares of the fund sold	41,888	298	6,172	6	142,586
Receivable for securities sold	830,673	731,582	—	735,875	3,007,300
Receivable for sales of delayed delivery securities (Note 1)	3,683,498	—	—	—	5,470,486
Receivable for open forward currency contracts (Note 1)	—	—	—	—	2,143,234
Receivable for closed forward currency contracts (Note 1)	—	—	—	—	1,132,511
Unrealized appreciation on swap contracts (Note 1)	3,982,527	—	—	—	9,901,206
Receivable for closed swap contracts (Note 1)	2,160	—	—	—	1,149
Premiums paid on swap contracts (Note 1)	—	—	—	—	334,813
Receivable for custodian fees (Note 2)	—	—	—	—	39,869
Receivable for variation margin (Note 1)	101,075	—	—	—	—

Total assets	158,251,177	51,553,376	52,284,649	38,810,487	525,400,921

Liabilities
Payable to custodian (Note 2)	—	2,314	—	—	—
Payable for variation margin (Note 1)	—	—	—	—	120,060
Payable for securities purchased	2,557,538	410,977	—	879,106	3,678,700
Payable for purchases of delayed delivery securities (Note 1)	8,136,184	—	—	—	22,292,066
Payable for shares of the fund repurchased	19,276	19,319	144,950	22,335	398,389
Payable for compensation of Manager (Notes 2 and 5)	146,199	41,776	52,056	16,507	758,507
Payable for investor servicing fees (Note 2)	3,514	1,286	1,330	922	12,128
Payable for custodian fees (Note 2)	11,337	8,256	6,340	9,579	—
Payable for Trustee compensation and expenses (Note 2)	54,549	39,184	28,066	45,460	102,124
Payable for administrative services (Note 2)	2,284	2,139	2,141	2,116	2,825
Payable for distribution fees (Note 2)	12,707	4,701	4,942	5,300	42,617
Payable for open forward currency contracts (Note 1)	—	—	—	—	1,259,266
Payable for closed forward currency contracts (Note 1)	—	—	—	—	325,070
Unrealized depreciation on swap contracts (Note 1)	2,979,164	—	—	—	4,880,445
Payable for open swap contracts (Note 1)	—	—	—	—	2,366
Payable for closed swap contracts (Note 1)	—	—	—	—	15,945
Premiums received on swap contracts (Note 1)	—	—	—	—	304,208
TBA sale commitments, at value (Note 1)	2,410,731	—	—	—	5,010,266
Written options outstanding, at value (Notes 1 and 3)	4,021,492	—	—	—	2,993,515
Collateral on securities loaned, at value (Note 1)	—	995,932	—	970,587	1,228,840
Other accrued expenses	44,102	29,072	26,722	37,817	102,181
Total liabilities	20,399,077	1,554,956	266,547	1,989,729	43,529,518

Net assets	$137,852,100	$49,998,420	$52,018,102	$36,820,758	$481,871,403

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$141,868,795	$39,660,453	$41,845,734	$30,251,668	$585,614,212
Undistributed net investment income (loss) (Note 1)	3,403,825	103,393	126,261	(22,334)	7,897,374
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(6,554,938)	2,571,327	2,110,632	380,453	(118,946,280)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(865,582)	7,663,247	7,935,475	6,210,971	7,306,097

Total — Representing net assets applicable to capital
shares outstanding	$137,852,100	$49,998,420	$52,018,102	$36,820,758	$481,871,403

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$75,814,869	$27,416,353	$28,211,547	$11,222,141	$272,753,108
Number of shares outstanding	6,919,517	2,879,936	1,601,857	1,826,599	31,611,118
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.96	$9.52	$17.61	$6.14	$8.63

Computation of net asset value Class IB

Net Assets	$62,037,231	$22,582,067	$23,806,555	$25,598,617	$209,118,295
Number of shares outstanding	5,673,966	2,391,441	1,361,078	4,242,578	24,523,037
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.93	$9.44	$17.49	$6.03	$8.53

Cost of investments including repurchase agreements (Note 1):
Unaffiliated issuers	$149,329,138	$43,047,999	$43,934,585	$30,696,637	$450,876,599
Affiliated issuers (Note 5)	—	45,539	312,890	1,098,740	38,803,315
Value of securities on loan (Note 1)	—	958,774	—	926,150	1,201,430
Cost of foreign currency (Note 1)	—	—	—	—	3,059,634
Proceeds receivable on TBA sale commitments (Note 1)	2,403,102	—	—	—	5,007,157
Premiums received on written options (Notes 1and 3)	3,908,873	—	—	—	2,815,503

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$256,197,087	$579,665,049	$391,239,790	$615,579,189	$4,187,771,274
Affiliated issuers (Note 5)	2,272,372	68,211,271	48,475,403	12,322,334	—
Cash	1,494	3,861,006	523,687	510,081	—
Foreign currency, at value (Note 1)	53	—	3,638,873	7,370,903	—
Dividends, interest, and other receivables	309,462	1,722,944	891,294	1,888,382	3,025,081
Receivable for shares of the fund sold	39,815	101,151	134,264	4,008	78,314
Receivable for securities sold	2,672,694	6,283,036	17,233,213	1,279,539	36,330,080
Receivable for sales of delayed delivery securities (Note 1)	—	131,932,360	11,680,247	—	—
Receivable for open forward currency contracts (Note 1)	—	337	1,713,492	4,629,678	—
Receivable for closed forward currency contracts (Note 1)	—	—	768,122	1,146,075	—
Unrealized appreciation on swap contracts (Note 1)	—	6,139,066	3,884,889	—	—
Receivable for closed swap contracts (Note 1)	—	10,349	804,582	—	—
Premiums paid on swap contracts (Note 1)	—	66,596	169,456	—	—
Receivable for variation margin (Note 1)	—	426,670	—	15,459	—
Foreign tax reclaim	—	—	29,229	112,960	—

Total assets	261,492,977	798,419,835	481,186,541	644,858,608	4,227,204,749

Liabilities
Payable for variation margin (Note 1)	—	—	152,153	—	—
Payable to custodian (Note 2)	—	—	—	—	11,207,472
Payable for securities purchased	2,436,909	5,776,416	23,615,213	1,930,242	5,034,392
Payable for purchases of delayed delivery securities (Note 1)	—	185,970,274	33,196,252	—	—
Payable for shares of the fund repurchased	73,581	219,684	224,815	138,067	3,027,348
Payable for compensation of Manager (Notes 2 and 5)	283,748	896,767	602,433	1,208,710	4,898,631
Payable for investor servicing fees (Note 2)	6,499	14,878	10,056	15,601	100,238
Payable for custodian fees (Note 2)	11,011	11,974	70,349	51,095	27,993
Payable for Trustee compensation and expenses (Note 2)	36,733	90,704	121,831	206,941	542,471
Payable for administrative services (Note 2)	2,461	2,998	2,692	3,029	8,318
Payable for distribution fees (Note 2)	24,689	58,683	19,899	16,988	158,382
Payable for open forward currency contracts (Note 1)	—	150	1,179,806	682,520	—
Payable for closed forward currency contracts (Note 1)	—	—	295,466	723,113	—
Payable for closed swap contracts (Note 1)	—	23,510	730,622	—	—
Unrealized depreciation on swap contracts (Note 1)	—	5,343,867	5,421,483	—	—
Premiums received on swap contracts (Note 1)	—	3,708	86,330	—	—
TBA sale commitments, at value (Note 1)	—	12,130,722	11,637,662	—	—
Written options outstanding, at value (Notes 1 and 3)	—	2,846,587	983,426	—	—
Collateral on securities loaned, at value (Note 1)	—	9,324,167	8,938,308	17,101,650	336,027,859
Other accrued expenses	36,769	91,656	89,695	93,443	263,326
Total liabilities	2,912,400	222,806,745	87,378,491	22,171,399	361,296,430
Net assets	$258,580,577	$575,613,090	$393,808,050	$622,687,209	$3,865,908,319

Represented by:

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$206,220,716	$493,156,217	$347,594,084	$1,189,069,659	$2,753,241,419
Undistributed net investment income (loss) (Note 1)	2,068,660	7,412,397	7,098,154	2,395,679	25,363,109
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	10,497,205	21,240,198	(13,478,472)	(672,597,891)	274,242,115
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	39,793,996	53,804,278	52,594,284	103,819,762	813,061,676

Total — Representing net assets applicable to capital
shares outstanding	$258,580,577	$575,613,090	$393,808,050	$622,687,209	$3,865,908,319

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$139,636,693	$292,708,320	$296,831,292	$540,967,593	$3,110,886,248
Number of shares outstanding	8,881,993	25,653,842	17,241,819	35,563,603	118,238,949
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$15.72	$11.41	$17.22	$15.21	$26.31

Computation of net asset value Class IB
Net Assets	$118,943,884	$282,904,770	$96,976,758	$81,719,616	$755,022,071
Number of shares outstanding	7,600,589	24,911,213	5,613,634	5,410,491	28,856,773
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$15.65	$11.36	$17.28	$15.10	$26.16

Cost of investments (Note 1):
Unaffiliated issuers	$216,403,092	$526,780,184	$336,645,206	$515,769,971	$3,374,709,598
Affiliated issuers (Note 5)	2,272,372	68,211,271	48,475,403	12,322,334	—
Value of securities on loan (Note 1)	—	8,927,756	8,633,663	16,386,918	328,484,132
Cost of foreign currency (Note 1)	52	—	3,642,146	7,339,577	—
Proceeds receivable on TBA sale commitments (Note 1)	—	12,105,055	11,657,918	—	—
Premiums received on written options (Notes 1 and 3)	—	2,785,253	961,483	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$47,159,897	$248,555,059	$533,276,351	$725,898,525	$1,289,695,263
Affiliated issuers (Note 5)	62,416	1,522,583	27,987,944	193,836,556	27,615,849
Cash	—	—	3,019,391	18,707,756	3,213,913
Foreign currency, at value (Note 1)	—	57,842	1,630,659	—	1,126,005
Dividends, interest, and other receivables	33,554	140,901	8,199,674	1,590,075	3,519,927
Receivable for shares of the fund sold	16,096	4,217	528,848	2,196,973	553,685
Receivable for securities sold	475,484	2,724,275	4,964,261	7,203,675	7,816,572
Receivable for sales of delayed delivery securities (Note 1)	—	—	—	51,313,296	—
Receivable for open forward currency contracts (Note 1)	—	382,112	—	—	9,456,194
Receivable for closed forward currency contracts (Note 1)	—	67,387	—	—	1,973,139
Receivable for open swap contracts (Note 1)	—	—	—	12,136	—
Receivable for closed swap contracts (Note 1)	—	—	—	283,738	—
Unrealized appreciation on swap contracts (Note 1)	—	—	442,619	18,091,400	—
Premiums paid on swap contracts (Note 1)	—	—	86,270	288,028	—
Receivable for custodian fees (Note 2)	—	—	44,806	36,549	—
Receivable for variation margin (Note 1)	—	—	—	747,042	—
Foreign tax reclaim	—	27,098	—	—	259,270

Total assets	47,747,447	253,481,474	580,180,823	1,020,205,749	1,345,229,817

Liabilities
Payable to custodian (Note 2)	57	34,072	—	—	—
Payable for securities purchased	385,544	486,934	7,185,894	9,171,289	18,168,906
Payable for purchases of delayed delivery securities (Note 1)	—	—	—	230,688,620	—
Payable for shares of the fund repurchased	4,540	308,969	421,520	275,352	1,414,119
Payable for compensation of Manager (Notes 2 and 5)	49,623	447,814	943,343	877,413	2,349,701
Payable for investor servicing fees (Note 2)	1,225	6,492	14,681	17,805	31,961
Payable for custodian fees (Note 2)	5,764	12,790	—	—	74,308
Payable for Trustee compensation and expenses (Note 2)	46,398	71,662	151,463	161,084	133,289
Payable for administrative services (Note 2)	2,136	2,474	2,984	3,195	4,056
Payable for distribution fees (Note 2)	5,803	29,930	34,624	60,606	178,150
Payable for open forward currency contracts (Note 1)	—	309,373	12,722	—	2,531,756
Payable for closed forward currency contracts (Note 1)	—	115,104	—	—	1,508,046
Payable for closed swap contracts (Note 1)	—	—	8,484	6,841	—
Premium received on swap contracts (Note 1)	—	—	—	85,642	—
Unrealized depreciation on swap contracts (Note 1)	—	—	191,187	18,093,025	—
TBA sale commitments, at value (Note 1)	—	—	—	51,303,143	—
Written options outstanding, at value (Notes 1 and 3)	—	—	—	9,117,383	—
Collateral on securities loaned, at value (Note 1)	—	8,341,977	5,910,865	—	34,530,219
Other accrued expenses	36,276	50,797	98,350	109,205	160,188

Total liabilities	537,366	10,218,388	14,976,117	319,970,603	61,084,699
Net assets	$47,210,081	$243,263,086	$565,204,706	$700,235,146	$1,284,145,118

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$134,737,120	$198,148,820	$909,094,831	$711,162,459	$964,949,189
Undistributed net investment income (loss) (Note 1)	(16,328)	1,336,318	19,931,929	18,617,203	9,091,694
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(95,874,118)	(17,303,485)	(362,217,416)	(14,997,886)	116,422,705
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	8,363,407	61,081,433	(1,604,638)	(14,546,630)	193,681,530
Total — Representing net assets applicable to capital
shares outstanding	$47,210,081	$243,263,086	$565,204,706	$700,235,146	$1,284,145,118

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$19,462,752	$100,491,268	$399,661,717	$402,439,492	$413,725,333
Number of shares outstanding	3,528,052	7,098,307	53,305,916	32,983,563	21,118,494
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.52	$14.16	$7.50	$12.20	$19.59
Computation of net asset value Class IB
Net Assets	$27,747,329	$142,771,818	$165,542,989	$297,795,654	$870,419,785
Number of shares outstanding	5,072,102	10,135,207	22,231,265	24,558,591	44,730,334
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.47	$14.09	$7.45	$12.13	$19.46
Cost of investments (Note 1):
Unaffiliated issuers	$38,796,490	$187,544,485	$535,224,348	$740,924,042	$1,102,868,122
Affiliated issuers (Note 5)	62,416	1,522,583	27,987,944	193,836,556	27,615,849
Value of securities on loan (Note 1)	—	7,968,358	5,772,993	—	32,850,286
Cost of foreign currency (Note 1)	—	57,964	1,610,134	—	1,167,687
Proceeds receivable on TBA sale commitments (Note 1)	—	—	—	51,221,488	—
Premiums received on written options (Notes 1 and 3)	—	—	—	8,897,767	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$462,518,620	$312,943,191	$491,130,149	$100,632,629	$396,295,672
Affiliated issuers (Note 5)	3,664,515	879,620	—	4,379,161	12,340,349
Cash	—	88,674	—	1,665	251,369
Foreign currency, at value (Note 1)	329,571	1,464,045	—	—	—
Dividends, interest, and other receivables	986,881	536,777	249,911	98,363	1,060,552
Receivable for shares of the fund sold	39,173	128,459	84,932	172,649	1,453,272
Receivable for securities sold	3,255,158	1,628,561	7,880,800	—	—
Receivable for open forward currency contracts (Note 1)	798,546	1,639,130	—	—	—
Receivable for closed forward currency contracts (Note 1)	38,350	956,656	—	—	—
Receivable for variation margin (Note 1)	—	—	—	5,992	—
Foreign tax reclaim	426,924	66,827	—	—	—

Total assets	472,057,738	320,331,940	499,345,792	105,290,459	411,401,214

Liabilities
Distributions payable to shareholders	—	—	—	—	53,264
Payable to custodian (Note 2)	81,997	—	1,353,852	—	—
Payable for securities purchased	1,065,644	1,519,155	4,353,926	2,419,335	—
Payable for shares of the fund repurchased	150,422	194,605	310,751	17,292	152,324
Payable for compensation of Manager (Notes 2 and 5)	917,654	704,046	773,733	122,179	360,902
Payable for investor servicing fees (Note 2)	11,854	7,568	12,020	2,682	9,848
Payable for custodian fees (Note 2)	30,840	34,308	15,446	6,239	24,196
Payable for Trustee compensation and expenses (Note 2)	80,221	75,257	91,398	31,260	87,182
Payable for administrative services (Note 2)	2,803	2,534	2,811	2,229	2,676
Payable for distribution fees (Note 2)	29,294	36,666	48,022	6,942	40,419
Payable for open forward currency contracts (Note 1)	327,155	744,642	—	—	—
Payable for closed forward currency contracts (Note 1)	—	290,504	—	—	—
Written options outstanding, at value (Notes 1 and 3)	—	—	18,611	—	—
Collateral on securities loaned, at value (Note 1)	—	17,041,118	26,005,374	—	—
Other accrued expenses	80,749	57,613	65,756	31,191	57,811

Total liabilities	2,778,633	20,708,016	33,051,700	2,639,349	788,622

Net assets	$469,279,105	$299,623,924	$466,294,092	$102,651,110	$410,612,592
Represented by:

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$353,613,894	$325,898,909	$682,720,134	$78,673,684	$410,600,450
Undistributed net investment income (loss) (Note 1)	5,113,953	1,549,628	427,394	508,505	12,142
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	48,396,406	(91,212,338)	(306,295,758)	6,281,809	—
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	62,154,852	63,387,725	89,442,322	17,187,112	—

Total — Representing net assets applicable to capital
shares outstanding	$469,279,105	$299,623,924	$466,294,092	$102,651,110	$410,612,592

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$327,673,268	$121,169,416	$236,807,739	$69,060,619	$211,984,639
Number of shares outstanding	19,071,606	5,864,858	18,419,774	3,893,023	211,974,918
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$17.18	$20.66	$12.86	$17.74	$1.00

Computation of net asset value Class IB
Net Assets	$141,605,837	$178,454,508	$229,486,353	$33,590,491	$198,627,953
Number of shares outstanding	8,288,675	8,672,659	17,912,754	1,902,416	198,625,532
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$17.08	$20.58	$12.81	$17.66	$1.00
Cost of investments (Note 1):
Unaffiliated issuers	$400,856,526	$250,465,393	$401,685,495	$83,445,517	$396,295,672
Affiliated issuers (Note 5)	3,664,515	879,620	—	$4,379,161	12,340,349
Value of securities on loan (Note 1)	—	16,305,172	25,132,306	—	—
Cost of foreign currency (Note 1)	355,132	1,450,977	—	—	—
Premiums received on written options (Notes 1 and 3)	—	—	16,279	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT		Putnam VT		Putnam VT
	New	Putnam VT	OTC & Emerging	Putnam VT	Small Cap
	Opportunities	New Value	Growth	Research	Value
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$1,197,069,134	$702,043,489	$85,287,455	$174,195,184	$800,941,798
Affiliated issuers (Note 5)	—	—	3,755,927	279,882	9,923,527
Cash	—	—	28,433	3,840	—
Dividends, interest, and other receivables	862,856	695,850	63,836	91,902	1,064,238
Receivable for shares of the fund sold	8	115,459	8,109	—	499,624
Receivable for securities sold	59,239,000	6,388,363	2,088,010	—	3,613,477
Receivable for open forward currency contracts (Note 1)	—	—	—	132	—
Receivable for closed forward currency contracts (Note 1)	—	—	—	1,193	—
Receivable for custodian fees (Note 2)	7,413	—	—	—	—
Foreign tax reclaim	—	—	—	1,805	—

Total assets	1,257,178,411	709,243,161	91,231,770	174,573,938	816,042,664

Liabilities
Payable to custodian (Note 2)	7,955,626	907,092	—	—	69,910
Payable for variation margin (Note 1)	—	—	7,013	—	—
Payable for securities purchased	41,855,133	2,087,234	2,438,396	—	2,796,015
Payable for shares of the fund repurchased	1,646,744	1,003,245	9,844	383,811	442,626
Payable for compensation of Manager (Notes 2 and 5)	1,948,199	1,154,448	142,654	279,766	1,520,572
Payable for investor servicing fees (Note 2)	31,232	17,326	2,084	4,351	17,476
Payable for custodian fees (Note 2)	—	12,215	3,898	2,345	22,980
Payable for Trustee compensation and expenses (Note 2)	298,828	88,215	62,195	66,301	81,586
Payable for administrative services (Note 2)	4,019	3,138	2,189	2,332	3,144
Payable for distribution fees (Note 2)	29,178	64,254	7,768	20,996	96,167
Payable for open forward currency contracts (Note 1)	—	—	—	23,362	—
Collateral on securities loaned, at value (Note 1)	—	29,560,800	4,634,851	6,982,906	117,661,044
Other accrued expenses	176,931	85,064	34,657	43,020	161,329

Total liabilities	53,945,890	34,983,031	7,345,549	7,809,190	122,872,849

Net assets	$1,203,232,521	$674,260,130	$83,886,221	$166,764,748	$693,169,815
Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,002,624,518	$474,399,821	$417,604,983	$201,645,442	$387,625,694
Undistributed net investment income (loss) (Note 1)	1,959,709	3,795,519	(51,960)	762,985	3,343,858
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(915,260,269)	43,728,842	(347,428,599)	(53,191,800)	109,226,167
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	113,908,563	152,335,948	13,761,797	17,548,121	192,974,096

Total — Representing net assets applicable to capital
shares outstanding	$1,203,232,521	$674,260,130	$83,886,221	$166,764,748	$693,169,815

Computation of net asset value Class IA
Net Assets	$1,063,616,344	$366,645,858	$46,572,901	$66,882,555	$230,099,841
Number of shares outstanding	48,722,162	20,668,639	5,435,971	4,736,740	9,872,384
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$21.83	$17.74	$8.57	$14.12	$23.31

Computation of net asset value Class IB
Net Assets	$139,616,177	$307,614,272	$37,313,320	$99,882,193	$463,069,974
Number of shares outstanding	6,494,107	17,455,678	4,439,503	7,101,683	20,048,058
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$21.50	$17.62	$8.40	$14.06	$23.10
Cost of investments (Note 1):
Unaffiliated issuers	$1,083,160,297	$549,707,541	$71,515,987	$156,623,833	$607,967,702
Affiliated issuers (Note 5)	—	—	3,755,927	279,882	9,923,527
Value of securities on loan (Note 1)	—	28,663,132	4,400,998	6,784,310	120,779,084

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

June 30, 2007 (Unaudited)
	Putnam VT
	Utilities Growth	Putnam VT	Putnam VT
	and Income	Vista	Voyager
	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$417,619,179	$425,553,545	$1,801,785,223
Affiliated issuers (Note 5)	386,214	—	—
Cash	14,671	—	—
Foreign currency, at value (Note 1)	258,145	—	—
Dividends, interest, and other receivables	983,540	184,866	481,397
Receivable for shares of the fund sold	61,159	121,672	24,564
Receivable for securities sold	5,392,300	24,530,968	50,996,321
Foreign tax reclaim	4,682	—	5,402
Receivable for variation margin (Note 1)	—	934	—

Total assets	424,719,890	450,391,985	1,853,292,907

Liabilities
Payable to custodian (Note 2)	—	2,604,868	10,010,637
Payable for variation margin (Note 1)	—	—	24,430
Payable for securities purchased	2,203,876	18,822,282	16,733,986
Payable for shares of the fund repurchased	492,573	218,725	1,636,866
Payable for compensation of Manager (Notes 2 and 5)	702,279	651,571	2,601,006
Payable for investor servicing fees (Note 2)	10,231	10,116	43,741
Payable for custodian fees (Note 2)	17,458	12,614	10,152
Payable for Trustee compensation and expenses (Note 2)	132,141	84,240	418,204
Payable for administrative services (Note 2)	2,702	2,698	4,811
Payable for distribution fees (Note 2)	13,146	46,462	81,357
Collateral on securities loaned, at value (Note 1)	35,590,545	39,610,440	142,868,526
Other accrued expenses	52,748	74,466	207,451

Total liabilities	39,217,699	62,138,482	174,641,167

Net assets	$385,502,191	$388,253,503	$1,678,651,740
Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$258,232,993	$648,292,170	$2,674,778,571
Undistributed net investment income (loss) (Note 1)	3,877,696	(302,940)	1,210,299
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(22,708,248)	(291,682,619)	(1,369,232,126)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	146,099,750	31,946,892	371,894,996

Total — Representing net assets applicable to capital
shares outstanding	$385,502,191	$388,253,503	$1,678,651,740

Computation of net asset value Class IA
Net Assets	$322,062,219	$165,538,820	$1,290,098,873
Number of shares outstanding	16,740,642	10,344,804	40,887,268
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$19.24	$16.00	$31.55

Computation of net asset value Class IB
Net Assets	$63,439,972	$222,714,683	$388,552,867
Number of shares outstanding	3,309,291	14,181,232	12,398,932
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$19.17	$15.70	$31.34
Cost of investments (Note 1):
Unaffiliated issuers	$271,514,202	$393,607,587	$1,430,020,942
Affiliated issuers (Note 5)	386,214	—	—
Value of securities on loan (Note 1)	34,547,178	38,293,990	138,965,413
Cost of foreign currency (Note 1)	261,041	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$—	$301,186	$366,867	$136,417	$3,166
Interest-unaffiliated issuers	3,663,707	—	982	—	12,306,220
Interest-affiliated issuers (Note 5)	27,577	7,925	8,582	20,114	1,485,712
Securities lending	—	13,899	—	414	1,704
Less: foreign taxes withheld	—	(146)	(377)	(276)	(14,764)

Total investment income	3,691,284	322,864	376,054	156,669	13,782,038

Expenses
Compensation of Manager (Note 2)	461,005	164,160	165,062	128,121	1,675,036
Investor servicing fees (Note 2)	21,475	7,630	7,706	5,495	72,492
Custodian fees (Note 2)	34,418	23,837	19,822	8,998	83,912
Trustee compensation and expenses (Note 2)	20,474	19,079	18,201	18,885	28,718
Administrative services (Note 2)	11,118	10,401	10,400	10,289	13,742
Distribution fees-class IB (Note 2)	78,650	28,153	28,875	31,678	247,346
Auditing	22,258	19,984	17,837	22,272	59,478
Other	29,390	14,201	14,822	19,396	59,553
Non-recurring costs (Notes 2 and 8)	87	30	30	22	288
Costs assumed by Manager (Notes 2 and 8)	(87)	(30)	(30)	(22)	(288)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(162,891)	(57,279)	(31,049)	(61,226)	(197,295)

Total expenses	515,897	230,166	251,676	183,908	2,042,982

Expense reduction (Note 2)	(11,264)	(5,469)	(232)	(4,905)	(79,432)
Net expenses	504,633	224,697	251,444	179,003	1,963,550
Net investment income (loss)	3,186,651	98,167	124,610	(22,334)	11,818,488
Net realized gain (loss) on investments (Notes 1 and 3)	(751,772)	2,659,574	2,207,522	3,359,237	2,404,372
Net increase from payments by affiliates (Note 2)	—	—	—	—	4,536
Net realized gain (loss) on futures contracts (Note 1)	125,274	—	—	—	945,460
Net realized gain (loss) on swap contracts (Note 1)	(100,815)	—	—	—	(476,937)
Net realized gain (loss) on written options (Notes 1 and 3)	890,211	—	—	(15,275)	251,916
Net realized gain (loss) on foreign currency transactions (Note 1)	—	—	—	—	1,777,866
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	—	—	—	(886,481)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(1,307,650)	816,397	2,520,674	897,548	(5,723,318)
Net gain (loss) on investments	(1,144,752)	3,475,971	4,728,196	4,241,510	(1,702,586)
Net increase (decrease) in net assets resulting
from operations	$2,041,899	$3,574,138	$4,852,806	$4,219,176	$10,115,902

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (Continued)

Six months ended June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Investment income
Dividends	$3,168,158	$3,828,441	$2,891,701	$7,840,371	$36,785,045
Interest-unaffiliated issuers	6,574	6,122,927	3,002,736	2,646	98,795
Interest-affiliated issuers (Note 5)	36,078	749,583	839,003	103,628	254,706
Securities lending	—	41,211	127,262	232,171	206,965
Less: foreign taxes withheld	(5,716)	—	(141,139)	(619,497)	—

Total investment income	3,205,094	10,742,162	6,719,563	7,559,319	37,345,511

Expenses
Compensation of Manager (Note 2)	808,472	1,870,256	1,386,796	2,362,386	9,789,426
Investor servicing fees (Note 2)	37,666	89,365	59,941	91,238	600,000
Custodian fees (Note 2)	39,981	79,670	93,381	151,066	72,841
Trustee compensation and expenses (Note 2)	21,008	30,553	28,317	32,484	97,175
Administrative services (Note 2)	11,943	14,638	13,107	14,701	41,176
Distribution fees-class IB (Note 2)	143,676	355,883	115,641	98,192	963,064
Auditing	19,365	47,102	58,873	39,038	61,092
Other	27,562	63,307	50,480	77,926	278,827
Non-recurring costs (Notes 2 and 8)	145	356	237	356	2,373
Costs assumed by Manager (Notes 2 and 8)	(145)	(356)	(237)	(356)	(2,373)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(886)	(121,196)	(167,080)	(1,700)	(4,272)

Total expenses	1,108,787	2,429,578	1,639,456	2,865,331	11,899,329

Expense reduction (Note 2)	(77)	(64,796)	(12,125)	(7,988)	(247,550)
Net expenses	1,108,710	2,364,782	1,627,331	2,857,343	11,651,779
Net investment income (loss)	2,096,384	8,377,380	5,092,232	4,701,976	25,693,732
Net realized gain (loss) on investments (Notes 1 and 3)	11,401,705	24,430,660	24,167,346	57,819,321	327,433,904
Net realized gain (loss) on futures contracts (Note 1)	—	(467,401)	727,709	(149,636)	—
Net realized gain (loss) on swap contracts (Note 1)	—	132,040	(4,128,549)	—	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	11,700	5,070	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(174)	3,279	1,696,392	4,205,419	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	3,010	(1,759,241)	1,797,089	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	5,745,779	(6,726,575)	(6,112,036)	10,391,014	(102,934,989)

Net gain (loss) on investments	17,147,310	17,386,713	14,596,691	74,063,207	224,498,915
Net increase (decrease) in net assets resulting
from operations	$19,243,694	$25,764,093	$19,688,923	$78,765,183	$250,192,647

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Operations (Continued)

Six months ended June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$217,752	$3,163,026	$311,275	$-	$21,654,030
Interest-unaffiliated issuers	—	—	22,978,141	18,590,250	2,035
Interest-affiliated issuers (Note 5)	3,042	18,678	683,806	1,466,697	799,357
Securities lending	—	27,458	5,567	198	889,287
Less: foreign taxes withheld	(198)	(88,841)	—	—	(2,354,206)

Total investment income	220,596	3,120,321	23,978,789	20,057,145	20,990,503

Expenses
Compensation of Manager (Note 2)	171,207	910,929	1,995,369	2,212,993	4,648,639
Investor servicing fees (Note 2)	7,388	39,320	88,529	108,276	192,805
Custodian fees (Note 2)	15,166	40,148	52,909	86,911	469,826
Trustee compensation and expenses (Note 2)	19,081	25,026	31,970	34,480	43,586
Administrative services (Note 2)	10,392	12,063	14,594	15,613	16,013
Distribution fees-class IB (Note 2)	35,565	188,174	210,400	372,034	1,086,269
Auditing	21,398	20,940	42,719	53,704	34,291
Other	21,126	46,647	50,096	49,998	171,015
Non-recurring costs (Notes 2 and 8)	29	157	353	437	764
Costs assumed by Manager (Notes 2 and 8)	(29)	(157)	(353)	(437)	(764)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(68,936)	(329)	(127,651)	(502,619)	(13,309)

Total expenses	232,387	1,282,918	2,358,935	2,431,390	6,649,135

Expense reduction (Note 2)	(1,270)	(11,457)	(63,448)	(131,058)	(160,391)
Net expenses	231,117	1,271,461	2,295,487	2,300,332	6,488,744
Net investment income (loss)	(10,521)	1,848,860	21,683,302	17,756,813	14,501,759
Net realized gain (loss) on investments (Notes 1 and 3)	2,024,330	11,106,937	10,894,501	(7,079,795)	128,009,036*
Net increase from payments by affiliates (Note 2)	—	—	36,300	—	—
Net realized gain (loss) on futures contracts (Note 1)	—	—	—	(220,303)	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	—	35,490	—
Net realized gain (loss) on swap contracts (Note 1)	—	—	378,903	16,780	—
Net realized gain (loss) on foreign currency transactions (Note 1)	—	954,759	49,042	—	10,129,537
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	(397,440)	(181,742)	—	1,862,585
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts during the period	204,547	(1,464,612)	(11,043,406)	7,745	(15,442,090)

Net gain (loss) on investments	2,228,877	10,199,644	133,598	(7,240,083)	124,559,068
Net increase (decrease) in net assets resulting
from operations	$2,218,356	$12,048,504	$21,816,900	$10,516,730	$139,060,827

* Includes $17,393,790 of net realized gains from redemptions in kind

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Operations (Continued)

Six months ended June 30, 2007 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$9,005,058	$4,157,474	$2,474,706	$922,177	$—
Interest-unaffiliated issuers	—	—	—	—	10,259,695
Interest-affiliated issuers (Note 5)	38,150	45,379	4,561	67,517	342,924
Securities lending	—	115,021	40,879	—	—
Less: foreign taxes withheld	(925,459)	(389,827)	—	—	—

Total investment income	8,117,749	3,928,047	2,520,146	989,694	10,602,619

Expenses
Compensation of Manager (Note 2)	1,844,579	1,456,057	1,549,772	356,545	886,825
Investor servicing fees (Note 2)	70,187	44,159	72,052	15,491	59,001
Custodian fees (Note 2)	216,187	122,154	51,895	9,681	54,796
Trustee compensation and expenses (Note 2)	28,349	25,521	28,773	18,955	28,216
Administrative services (Note 2)	13,655	12,275	13,756	10,796	13,053
Distribution fees-class IB (Note 2)	172,661	215,716	289,194	41,194	239,876
Auditing	29,202	28,814	22,314	18,262	26,858
Other	62,999	52,654	64,968	18,152	44,554
Non-recurring costs (Notes 2 and 8)	273	172	285	60	235
Costs assumed by Manager (Notes 2 and 8)	(273)	(172)	(285)	(60)	(235)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(126,462)	(126,397)	(84)	(2,347)	(184,894)

Total expenses	2,311,357	1,830,953	2,092,640	486,729	1,168,285

Expense reduction (Note 2)	(113,575)	(62,204)	(43,818)	(2,433)	(5,537)
Net expenses	2,197,782	1,768,749	2,048,822	484,296	1,162,748
Net investment income (loss)	5,919,967	2,159,298	471,324	505,398	9,439,871
Net realized gain (loss) on investments (Notes 1 and 3)	49,634,333	29,997,566	24,994,557	6,355,955	—
Net realized gain (loss) on futures contracts (Note 1)	—	—	—	158,911	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	24,127	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(62,303)	1,695,851	—	—	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	454,263	327,104	—	—	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(7,401,315)	3,552,515	(319,757)	2,446,427	—

Net gain (loss) on investments	42,624,978	35,573,036	24,698,927	8,961,293	—
Net increase (decrease) in net assets resulting
from operations	$48,544,945	$37,732,334	$25,170,251	$9,466,691	$9,439,871

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (Continued)

Six months ended June 30, 2007 (Unaudited)
	Putnam VT		Putnam VT		Putnam VT
	New	Putnam VT	OTC & Emerging	Putnam VT	Small Cap
	Opportunities	New Value	Growth	Research	Value
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$6,311,875	$6,589,573	$280,598	$1,544,695	$6,993,945
Interest-unaffiliated issuers	11,625	—	6,792	—	3,048
Interest-affiliated issuers (Note 5)	125,621	48,681	57,482	28,691	284,777
Securities lending	—	10,813	12,362	4,960	390,655
Less: foreign taxes withheld	(32,748)	—	(753)	—	—

Total investment income	6,416,373	6,649,067	356,481	1,578,346	7,672,425

Expenses
Compensation of Manager (Note 2)	3,916,149	2,276,153	284,200	560,023	3,366,800
Investor servicing fees (Note 2)	187,993	102,180	12,178	26,048	131,470
Custodian fees (Note 2)	26,897	18,098	8,795	9,254	33,640
Trustee compensation and expenses (Note 2)	41,820	31,996	22,087	23,602	34,101
Administrative services (Note 2)	19,791	15,292	10,630	11,357	17,068
Distribution fees-class IB (Note 2)	178,257	377,332	45,888	127,850	814,624
Auditing	22,462	23,478	17,145	19,924	22,237
Other	168,271	66,813	20,307	33,082	192,909
Non-recurring costs (Notes 2 and 8)	747	399	48	103	596
Costs assumed by Manager (Notes 2 and 8)	(747)	(399)	(48)	(103)	(596)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(1,593)	(816)	(6,570)	(729)	(4,541)

Total expenses	4,560,047	2,910,526	414,660	810,411	4,608,308

Expense reduction (Note 2)	(121,091)	(24,845)	(6,219)	(23,331)	(74,075)
Net expenses	4,438,956	2,885,681	408,441	787,080	4,534,233
Net investment income (loss)	1,977,417	3,763,386	(51,960)	791,266	3,138,192
Net realized gain (loss) on investments (Notes 1 and 3)	130,243,998	48,679,746	9,244,478	10,212,978	113,565,065 **
Net increase from payments by affiliates (Note 2)	—	—	4,176	—	—
Net realized gain (loss) on futures contracts (Note 1)	212,804	—	123,711	(26,751)	—
Net realized gain (loss) on written options (Notes 1 and 3)	189,704	—	(47,276)	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(1,603)	—	—	(36,842)	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	60	—	—	(25,453)	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(42,651,544)	(3,757,759)	2,772,443	1,986,973	(43,559,303)

Net gain (loss) on investments	87,993,419	44,921,987	12,097,532	12,110,905	70,005,762
Net increase (decrease) in net assets resulting
from operations	$89,970,836	$48,685,373	$12,045,572	$12,902,171	$73,143,954

** Includes $39,745,557 of net realized gains from redemptions in kind

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Operations (Continued)

Six months ended June 30, 2007 (Unaudited)
	Putnam VT
	Utilities Growth	Putnam VT	Putnam VT
	and Income	Vista	Voyager
	Fund	Fund	Fund

Investment income
Dividends	$5,417,487	$1,353,534	$7,162,562
Interest-unaffiliated issuers	181,553	—	19,808
Interest-affiliated issuers (Note 5)	140,497	91,747	93,865
Securities lending	38,085	52,469	63,782
Less: foreign taxes withheld	(165,753)	(3,401)	(19,057)

Total investment income	5,611,869	1,494,349	7,320,960

Expenses
Compensation of Manager (Note 2)	1,363,626	1,317,365	5,267,931
Investor servicing fees (Note 2)	59,372	61,219	265,664
Custodian fees (Note 2)	76,845	46,650	44,946
Trustee compensation and expenses (Note 2)	27,740	27,535	55,223
Administrative services (Note 2)	13,035	13,196	23,911
Distribution fees-class IB (Note 2)	79,383	287,295	504,315
Auditing	25,484	26,541	41,076
Other	52,759	57,827	189,734
Non-recurring costs (Notes 2 and 8)	231	245	1,060
Costs assumed by Manager (Notes 2 and 8)	(231)	(245)	(1,060)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(38,170)	(1,490)	(1,466)

Total expenses	1,660,074	1,836,138	6,391,334

Expense reduction (Note 2)	(43,918)	(38,849)	(212,350)
Net expenses	1,616,156	1,797,289	6,178,984
Net investment income (loss)	3,995,713	(302,940)	1,141,976
Net realized gain (loss) on investments (Notes 1 and 3)	27,429,193	59,248,869	103,526,696
Net realized gain (loss) on futures contracts (Note 1)	(14,042)	(49,711)	26,702
Net realized gain (loss) on swap contracts (Note 1)	(26,307)	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(22,987)	—	(1,738)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	(8,327)	—	2
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	5,748,045	(31,361,543)	(28,281,435)

Net gain (loss) on investments	33,105,575	27,837,615	75,270,227
Net increase (decrease) in net assets resulting
from operations	$37,101,288	$27,534,675	$76,412,203

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT		Putnam VT
	American Government Income Fund		Capital Appreciation Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,186,651	$6,314,094	$98,167	$157,247
Net realized gain (loss) on investments and
foreign currency transactions	162,898	(1,286,290)	2,659,574	3,728,456
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(1,307,650)	51,835	816,397	2,080,620

Net increase (decrease) in net assets
resulting from operations	2,041,899	5,079,639	3,574,138	5,966,323

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,112,485)	(4,294,625)	(106,855)	(98,850)
Class IB	(3,097,188)	(2,944,546)	(29,948)	(24,246)
Net realized short-term gain on investments
Class IA	—	—	(705,809)	(1,638,503)
Class IB	—	—	(578,220)	(1,326,233)
From net realized long-term gain on investments
Class IA	—	—	(1,338,506)	(919,599)
Class IB	—	—	(1,096,545)	(744,339)
Increase (decrease) from capital share
transactions (Note 4)	(5,992,272)	(31,011,136)	(563,050)	(1,753,069)
Total increase (decrease) in net assets	(11,160,046)	(33,170,668)	(844,795)	(538,516)
Net assets:

Beginning of period	149,012,146	182,182,814	50,843,215	51,381,731
End of period	$137,852,100	$149,012,146	$49,998,420	$50,843,215

Undistributed net investment income (loss),
end of period	$3,403,825	$7,426,847	$103,393	$142,029

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	Capital Opportunities Fund		Discovery Growth Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$124,610	$41,628	$(22,334)	$(24,611)
Net realized gain (loss) on investments and
foreign currency transactions	2,207,522	3,394,641	3,343,962	4,359,185
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	2,520,674	2,212,728	897,548	(275,580)

Net increase (decrease) in net assets
resulting from operations	4,852,806	5,648,997	4,219,176	4,058,994

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(38,662)	(57,796)	—	—
Class IB	—	(15,742)	—	—
Net realized short-term gain on investments
Class IA	(326,308)	(685,486)	(237,773)	—
Class IB	(278,187)	(535,240)	(548,748)	—
From net realized long-term gain on investments
Class IA	(1,518,646)	(782,261)	(743,484)	—
Class IB	(1,294,691)	(610,804)	(1,715,862)	—
Increase (decrease) from capital share
transactions (Note 4)	3,632,771	10,190,428	(893,329)	(7,760,501)

Total increase (decrease) in net assets	5,029,083	13,152,096	79,980	(3,701,507)
Net assets:

Beginning of period	46,989,019	33,836,923	36,740,778	40,442,285
End of period	$52,018,102	$46,989,019	$36,820,758	$36,740,778

Undistributed net investment income (loss),
end of period	$126,261	$40,313	$(22,334)	$—

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	Diversified Income Fund		Equity Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$11,818,488	$24,288,364	$2,096,384	$3,580,753
Net realized gain (loss) on investments and
foreign currency transactions	4,907,213	(4,817,634)	11,401,531	16,053,916
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(6,609,799)	10,397,758	5,745,779	17,311,346

Net increase (decrease) in net assets
resulting from operations	10,115,902	29,868,488	19,243,694	36,946,015

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(14,181,956)	(19,225,333)	(2,047,999)	(1,500,916)
Class IB	(9,736,427)	(9,262,231)	(1,536,601)	(1,060,134)
Net realized short-term gain on investments
Class IA	—	—	(2,613,246)	(1,263,147)
Class IB	—	—	(2,258,874)	(1,041,750)
From net realized long-term gain on investments
Class IA	—	—	(6,225,917)	(2,214,224)
Class IB	—	—	(5,381,644)	(1,826,126)
Increase (decrease) from capital share
transactions (Note 4)	15,860,401	(30,292,565)	17,976,366	24,059,889

Total increase (decrease) in net assets	2,057,920	(28,911,641)	17,155,779	52,099,607
Net assets:

Beginning of period	479,813,483	508,725,124	241,424,798	189,325,191
End of period	$481,871,403	$479,813,483	$258,580,577	$241,424,798

Undistributed net investment income (loss),
end of period	$7,897,374	$19,997,269	$2,068,660	$3,556,876

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	The George Putnam Fund of Boston		Global Asset Allocation Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,377,380	$15,329,372	$5,092,232	$8,296,984
Net realized gain (loss) on investments and
foreign currency transactions	24,110,278	60,039,591	22,467,968	14,300,960
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(6,723,565)	(3,809,635)	(7,871,277)	25,718,030

Net increase (decrease) in net assets
resulting from operations	25,764,093	71,559,328	19,688,923	48,315,974

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(9,055,342)	(9,649,833)	(2,160,149)	(9,466,981)
Class IB	(7,759,182)	(7,396,162)	(466,643)	(1,947,219)
Net realized short-term gain on investments
Class IA	(7,133,784)	—	—	—
Class IB	(6,699,061)	—	—	—
Net realized long-term gain on investments
Class IA	(21,545,470)	(12,475,640)	—	—
Class IB	(20,232,518)	(10,511,669)	—	—
Increase (decrease) from capital share
transactions (Note 4)	13,994,532	(107,351,665)	(23,391,367)	(34,122,243)

Total increase (decrease) in net assets	(32,666,732)	(75,825,641)	(6,329,236)	2,779,531

Net assets:
Beginning of period	608,279,822	684,105,463	400,137,286	397,357,755
End of period	$575,613,090	$608,279,822	$393,808,050	$400,137,286

Undistributed net investment income (loss),
end of period	$7,412,397	$15,849,541	$7,098,154	$4,632,714

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	Global Equity Fund		Growth and Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,701,976	$7,386,920	$25,693,732	$58,697,820
Net realized gain (loss) on investments and
foreign currency transactions	61,875,104	94,725,995	327,433,904	601,144,790
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	12,188,103	24,595,455	(102,934,989)	(36,235,779)

Net increase (decrease) in net assets
resulting from operations	78,765,183	126,708,370	250,192,647	623,606,831

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(12,076,191)	(3,134,064)	(48,576,153)	(63,489,875)
Class IB	(1,631,495)	(251,727)	(9,836,129)	(12,394,173)
Net realized short-term gain on investments
Class IA	—	—	(74,025,833)	—
Class IB	—	—	(18,002,941)	—
From net realized long-term gain on investments
Class IA	—	—	(390,721,228)	(84,653,166)
Class IB	—	—	(95,022,656)	(19,306,308)
Increase (decrease) from capital share
transactions (Note 4)	(50,437,412)	(122,252,932)	150,683,887	(842,591,376)

Total increase (decrease) in net assets	14,620,085	1,069,647	(235,308,406)	(398,828,067)

Net assets:
Beginning of period	608,067,124	606,997,477	4,101,216,725	4,500,044,792
End of period	$622,687,209	$608,067,124	$3,865,908,319	$4,101,216,725

Undistributed net investment income (loss),
end of period	$2,395,679	$11,401,389	$25,363,109	$58,081,659

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	Growth Opportunities Fund		Health Sciences Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(10,521)	$80,562	$1,848,860	$504,041
Net realized gain (loss) on investments and
foreign currency transactions	2,024,330	3,722,436	12,061,696	20,352,586
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	204,547	415,118	(1,862,052)	(14,513,536)

Net increase (decrease) in net assets
resulting from operations	2,218,356	4,218,116	12,048,504	6,343,091

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(64,798)	(77,382)	(1,178,488)	(763,491)
Class IB	(15,967)	(19,414)	(1,174,827)	(605,253)
Increase (decrease) from capital share
transactions (Note 4)	(5,851,208)	(10,043,833)	(37,092,028)	(84,113,494)

Total increase (decrease) in net assets	(3,713,617)	(5,922,513)	(27,396,839)	(79,139,147)

Net assets:
Beginning of period	50,923,698	56,846,211	270,659,925	349,799,072
End of period	$47,210,081	$50,923,698	$243,263,086	$270,659,925

Undistributed net investment income (loss),
end of period	$(16,328)	$74,958	$1,336,318	$1,840,773

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	High Yield Fund		Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$21,683,302	$44,572,582	$17,756,813	$33,001,886
Net realized gain (loss) on investments and
foreign currency transactions	11,358,746	(304,578)	(7,247,828)	6,851,466
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(11,225,148)	16,526,238	7,745	(5,614,226)

Net increase (decrease) in net assets
resulting from operations	21,816,900	60,794,242	10,516,730	34,239,126

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(32,095,983)	(34,837,406)	(22,481,407)	(22,553,767)
Class IB	(12,858,792)	(12,740,240)	(15,442,292)	(12,639,991)
Increase (decrease) from capital share
transactions (Note 4)	(10,692,706)	(45,052,598)	(9,900,984)	(83,994,671)

Total increase (decrease) in net assets	(33,830,581)	(31,836,002)	(37,307,953)	(84,949,303)

Net assets:
Beginning of period	599,035,287	630,871,289	737,543,099	822,492,402
End of period	$565,204,706	$599,035,287	$700,235,146	$737,543,099

Undistributed net investment income (loss),
end of period	$19,931,929	$43,203,402	$18,617,203	$38,784,089

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT
	International Equity Fund		International Growth and Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$14,501,759	$21,091,034	$5,919,967	$7,881,392
Net realized gain (loss) on investments and
foreign currency transactions	138,138,573	200,162,167	49,572,030	82,615,101
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(13,579,505)	57,282,692	(6,947,052)	8,148,481

Net increase (decrease) in net assets
resulting from operations	139,060,827	278,535,893	48,544,945	98,644,974

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(12,348,565)	(3,254,855)	(6,234,870)	(3,963,107)
Class IB	(25,529,092)	(4,354,663)	(2,399,286)	(1,344,592)
Net realized short-term gain on investments
Class IA	(9,464,092)	—	(22,973,100)	—
Class IB	(20,974,802)	—	(9,907,395)	—
From net realized long-term gain on investments
Class IA	(40,401,491)	—	(34,531,591)	—
Class IB	(89,539,842)	—	(14,892,117)	—
Increase (decrease) from capital share
transactions (Note 4)	75,684,785	(2,981,832)	51,203,356	183,590

Total increase (decrease) in net assets	16,487,728	267,944,543	8,809,942	93,520,865

Net assets:
Beginning of period	1,267,657,390	999,712,847	460,469,163	366,948,298
End of period	$1,284,145,118	$1,267,657,390	$469,279,105	$460,469,163

Undistributed net investment income (loss),
end of period	$9,091,694	$32,467,592	$5,113,953	$7,828,142

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT International		Putnam VT		Putnam VT
	New Opportunities Fund		Investors Fund		Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,159,298	$2,006,476	$471,324	$2,162,867	$505,398	$1,601,240
Net realized gain (loss) on investments and
foreign currency transactions	31,693,417	44,419,958	25,018,684	37,070,640	6,514,866	8,077,238
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	3,879,619	16,412,693	(319,757)	25,065,140	2,446,427	3,194,701

Net increase (decrease) in net assets
resulting from operations	37,732,334	62,839,127	25,170,251	64,298,647	9,466,691	12,873,179

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,293,024)	(1,721,017)	(1,406,786)	(1,850,139)	(1,114,590)	(244,237)
Class IB	(1,504,873)	(2,119,488)	(766,668)	(918,813)	(456,863)	(61,105)
Net realized short term gain on investments
Class IA	—	—	—	—	(1,723,556)	(1,022,040)
Class IB	—	—	—	—	(820,595)	(461,684)
From net realized long term gain on investments
Class IA	—	—	—	—	(3,794,037)	(1,848,690)
Class IB	—	—	—	—	(1,806,365)	(835,106)
Increase (decrease) from capital share
transactions (Note 4)	(22,985,368)	(24,037,224)	(50,985,340)	(81,110,551)	7,775,762	2,557,592

Total increase (decrease) in net assets	11,949,069	34,961,398	(27,988,543)	(19,580,856)	7,526,447	10,957,909

Net assets:
Beginning of period	287,674,855	252,713,457	494,282,635	513,863,491	95,124,663	84,166,754
End of period	$299,623,924	$287,674,855	$466,294,092	$494,282,635	$102,651,110	$95,124,663

Undistributed net investment income (loss),
end of period	$1,549,628	$2,188,227	$427,394	$2,129,524	$508,505	$1,574,560

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Money Market Fund		New Opportunities Fund		New Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$9,439,871	$16,984,370	$1,977,417	$1,803,190	$3,763,386	$8,282,329
Net realized gain (loss) on investments and
foreign currency transactions	—	—	130,644,903	177,007,428	48,679,746	61,879,210
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	—	—	(42,651,484)	(64,541,557)	(3,757,759)	29,125,010

Net increase (decrease) in net assets
resulting from operations	9,439,871	16,984,370	89,970,836	114,269,061	48,685,373	99,286,549

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,969,485)	(9,815,619)	(1,781,476)	(2,261,102)	(4,906,072)	(5,194,156)
Class IB	(4,474,042)	(7,152,953)	—	—	(3,307,191)	(2,804,842)
Net realized short term gain on investments
Class IA	—	—	—	—	(8,058,567)	(7,699,302)
Class IB	—	—	—	—	(6,534,499)	(4,971,546)
From net realized long term gain on investments
Class IA	—	—	—	—	(26,067,200)	(19,857,307)
Class IB	—	—	—	—	(21,137,266)	(12,822,135)
Increase (decrease) from capital share
transactions (Note 4)	10,863,593	53,271,874	(176,056,088)	(333,268,083)	16,178,106	(33,516,214)

Total increase (decrease) in net assets	10,859,937	53,287,672	(87,866,728)	(221,260,124)	(5,147,316)	12,421,047

Net assets:
Beginning of period	399,752,655	346,464,983	1,291,099,249	1,512,359,373	679,407,446	666,986,399
End of period	$410,612,592	$399,752,655	$1,203,232,521	$1,291,099,249	$674,260,130	$679,407,446

Undistributed net investment income (loss),
end of period	$12,142	$15,798	$1,959,709	$1,763,768	$3,795,519	$8,245,396

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	OTC & Emerging Growth Fund		Research Fund		Small Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(51,960)	$(154,522)	$791,266	$899,692	$3,138,192	$5,960,079
Net realized gain (loss) on investments and
foreign currency transactions	9,325,089	11,510,977	10,149,385	15,770,985	113,565,065	112,299,011
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	2,772,443	(1,294,796)	1,961,520	3,467,176	(43,559,303)	28,467,008

Net increase (decrease) in net assets
resulting from operations	12,045,572	10,061,659	12,902,171	20,137,853	73,143,954	146,726,098

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	—	—	(466,938)	(669,247)	(1,803,520)	(1,544,079)
Class IB	—	—	(408,798)	(609,516)	(4,208,003)	(1,976,962)
Net realized short-term gain on investments
Class IA	—	—	—	—	(4,160,501)	(5,621,413)
Class IB	—	—	—	—	(13,391,892)	(11,661,576)
From net realized long-term gain on investments
Class IA	—	—	—	—	(21,985,769)	(23,559,270)
Class IB	—	—	—	—	(70,768,165)	(48,873,516)
Increase (decrease) from capital share
transactions (Note 4)	(7,224,582)	(18,812,229)	(23,082,242)	(43,379,422)	(241,656,484)	80,214,838

Total increase (decrease) in net assets	4,820,990	(8,750,570)	(11,055,807)	(24,520,332)	(284,830,380)	133,704,120

Net assets:
Beginning of period	79,065,231	87,815,801	177,820,555	202,340,887	978,000,195	844,296,075
End of period	$83,886,221	$79,065,231	$166,764,748	$177,820,555	$693,169,815	$978,000,195

Undistributed net investment income (loss),
end of period	$(51,960)	$—	$762,985	$847,455	$3,343,858	$6,217,189

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Utilities Growth and Income Fund		Vista Fund		Voyager Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2007*	2006	2007*	2006	2007*	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,995,713	$7,856,568	$(302,940)	$(548,934)	$1,141,976	$519,037
Net realized gain (loss) on investments and
foreign currency transactions	27,365,857	44,315,514	59,199,158	62,544,689	103,551,660	119,716,559
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	5,739,718	35,786,573	(31,361,543)	(37,572,000)	(28,281,433)	(22,294,340)

Net increase (decrease) in net assets
resulting from operations	37,101,288	87,958,655	27,534,675	24,423,755	76,412,203	97,941,256

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,348,642)	(9,883,463)	—	—	(441,006)	(6,162,899)
Class IB	(1,086,867)	(1,741,276)	—	—	—	(510,932)
Increase (decrease) from capital share
transactions (Note 4)	(27,066,156)	(72,851,152)	(59,707,808)	(96,467,249)	(257,665,798)	(517,631,079)

Total increase (decrease) in net assets	2,599,623	3,482,764	(32,173,133)	(72,043,494)	(181,694,601)	(426,363,654)

Net assets:
Beginning of period	382,902,568	379,419,804	420,426,636	492,470,130	1,860,346,341	2,286,709,995
End of period	$385,502,191	$382,902,568	$388,253,503	$420,426,636	$1,678,651,740	$1,860,346,341

Undistributed net investment income (loss),
end of period	$3,877,696	$7,317,492	$(302,940)	$—	$1,210,299	$509,329

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a) Investments		Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT American Government Income Fund (Class IA)
June 30, 2007†	$11.38	$ .26(i)	$ (.09)	$ .17	$ (.59)	$ —	$ —	$ (.59)	$ 10.96	1.50*	$ 75,815	.31(i)*	2.28(i)*	52.70(l)*
December 31, 2006	11.50	.45(i)	(.07)	.38	(.50)	—	—	(.50)	11.38	3.51	83,470	.62(i)	4.01(i)	180.25(l)
December 31, 2005	11.75	.41(i)	(.22)	.19	(.41)	(.03)	—	(.44)	11.50	1.65	107,325	.64(i)	3.56(i)	419.62(l)
December 31, 2004	12.08	.31(i)	.03	.34	(.49)	(.18)	—	(.67)	11.75	2.85	144,320	.66(i)	2.65(i)	309.71
December 31, 2003	12.34	.29	(.07)	.22	(.25)	(.23 )	—	(.48)	12.08	1.89	225,290.74		2.35	553.08
December 31, 2002	11.62	.39	.63	1.02	(.30)	—	—	(.30)	12.34	8.98	386,364.74		3.26	517.44(f )

Putnam VT American Government Income Fund (Class IB)
June 30, 2007†	$11.34	$ .24(i)	$ (.09)	$ .15	$ (.56)	$ —	$ —	$ (.56)	$ 10.93	1.32*	$ 62,037	.43(i)*	2.16(i)*	52.70(l)*
December 31, 2006	11.46	.42(i)	(.07)	.35	(.47)	—	—	(.47)	11.34	3.22	65,543	.87(i)	3.74(i)	180.25(l)
December 31, 2005	11.71	.38(i)	(.22)	.16	(.38)	(.03)	—	(.41)	11.46	1.35	74,858	.89(i)	3.32(i)	419.62(l)
December 31, 2004	12.02	.28(i)	.04	.32	(.45)	(.18)	—	(.63)	11.71	2.66	87,312	.91(i)	2.39(i)	309.71
December 31, 2003	12.30	.25	(.07)	.18	(.23)	(.23)	—	(.46)	12.02	1.56	107,751.99		2.09	553.08
December 31, 2002	11.59	.37	.62	.99	(.28)	—	—	(.28)	12.30	8.77	164,573.99		3.13	517.44(f )

Putnam VT Capital Appreciation Fund (Class IA)
June 30, 2007†	$ 9.62	$ .02(i)	$ .65	$ .67	$ (.04)	$ (.73)	$ —	$ (.77)	$ 9.52	7.36*	$ 27,416	.40(i)*	.25(i)*	36.75*
December 31, 2006	9.38	.04(i)	1.08	1.12	(.03)	(.85)	—	(.88)	9.62	12.61	28,620	.82(i)	.42(i)	81.44
December 31, 2005	8.73	.04(i)(k)	.67	.71	(.06)	—	—	(.06)	9.38	8.18	28,310	.88(i)	.40(i)(k)	132.25
December 31, 2004	7.59	.06(i)(j)	1.08	1.14	—	—	—	—	8.73	15.02	26,223	.90(i)	.75(i)(j)	139.79
December 31, 2003	6.07	—(e)	1.52	1.52	—	—	—	—	7.59	25.04	23,316	1.06	.04	143.90
December 31, 2002	7.82	.02	(1.75)	(1.73)	(.01)	—	(.01)	(.02)	6.07	(22.13)	13,542	1.13	.30	166.36

Putnam VT Capital Appreciation Fund (Class IB)
June 30, 2007†	$ 9.53	$ .01(i)	$ .64	$ .65	$ (.01)	$ (.73)	$ —	$ (.74)	$ 9.44	7.26*	$ 22,582	.52(i)*	.13(i)*	36.75*
December 31, 2006	9.30	.01(i)	1.08	1.09	(.01)	(.85)	—	(.86)	9.53	12.32	22,223	1.07(i)	.17(i)	81.44
December 31, 2005	8.66	.01(i)(k)	.67	.68	(.04)	—	—	(.04)	9.30	7.88	23,072	1.13(i)	.15(i)(k)	132.25
December 31, 2004	7.55	.04(i)(j)	1.07	1.11	—	—	—	—	8.66	14.70	23,302	1.15(i)	.51(i)(j)	139.79
December 31, 2003	6.05	(.01)	1.51	1.50	—	—	—	—	7.55	24.79	20,315	1.31	(.20)	143.90
December 31, 2002	7.80	—(e)	(1.74)	(1.74)	(.01)	—	—(e)	(.01)	6.05	(22.35)	14,021	1.38	.05	166.36

Putnam VT Capital Opportunities Fund (Class IA)
June 30, 2007†	$17.15	$ .05(i)	$ 1.63	$ 1.68	$ (.03)	$(1.19)	$ —	$ (1.22)	$ 17.61	10.16*	$ 28,212	.43(i)*	.30(i)*	42.23*
December 31, 2006	15.87	.03(i)	2.38	2.41	(.04)	(1.09)	—	(1.13)	17.15	15.52	26,293	.96(i)	.21(i)	104.74
December 31, 2005	14.44	.05(i)(k)	1.44	1.49	—	(.06)	—	(.06)	15.87	10.41	18,788	.92(i)	.37(i)(k)	133.38
December 31, 2004	12.74	.08(i)	2.26	2.34	(.06)	(.58)	—	(.64)	14.44	18.54	13,523	.96(i)	.59(i)	163.42
December 31, 2003**	10.00	—(e)(i)	3.02	3.02	—	(.28)	—	(.28)	12.74	30.25*	5,972	.71(i)*	(.01)(i)*	163.05*

Putnam VT Capital Opportunities Fund (Class IB)
June 30, 2007†	$17.04	$ .03(i)	$ 1.61	$ 1.64	$ —	$(1.19)	$ —	$ (1.19)	$ 17.49	10.01*	$ 23,807	.56(i)*	.18(i)*	42.23*
December 31, 2006	15.79	(.01)(i)	2.37	2.36	(.02)	(1.09)	—	(1.11)	17.04	15.21	20,696	1.21(i)	(.04)(i)	104.74
December 31, 2005	14.40	.02(i)(k)	1.43	1.45	—	(.06)	—	(.06)	15.79	10.16	15,049	1.17(i)	.11(i)(k)	133.38
December 31, 2004	12.72	.05(i)	2.24	2.29	(.03)	(.58)	—	(.61)	14.40	18.21	9,013	1.21(i)	.35(i)	163.42
December 31, 2003**	10.00	(.03)(i)	3.03	3.00	—	(.28)	—	(.28)	12.72	30.05*	4,737	.88(i)*	(.18)(i)*	163.05*

Putnam VT Discovery Growth Fund (Class IA)
June 30, 2007†	$ 6.01	$ —(i)(j)	$ .68	$ .68	$ —	$ (.55)	$ —	$ (.55)	$ 6.14	12.15*	$ 11,222	.41(i)*	.03(i)(j)*	58.76*
December 31, 2006	5.40	.01(i)	.60	.61	—	—	—	—	6.01	11.30	11,434	.82(i)	.10(i)	94.83
December 31, 2005	5.02	—(e)(i)(k)	.38	.38	—	—	—	—	5.40	7.57	13,287	.88(i)	(.09)(i)(k)	147.47
December 31, 2004	4.66	(.01)(i)(j)	.37	.36	—	—	—	—	5.02	7.73	17,068	.94(i)	(.24)(i)(j)	106.52
December 31, 2003	3.52	(.02)	1.16	1.14	—	—	—	—	4.66	32.39	19,835	1.08	(.58)	81.55
December 31, 2002	4.98	(.04)	(1.42)	(1.46)	—	—	—	—	3.52	(29.32)	12,353	1.56	(1.11)	92.27(g)

Putnam VT Discovery Growth Fund (Class IB)
June 30, 2007†	$ 5.92	$ (.01)(i)(j)	$ .67	$ .66	$ —	$ (.55)	$ —	$ (.55)	$ 6.03	11.99*	$ 25,599	.54(i)*	(.10)(i)(j)*	58.76*
December 31, 2006	5.33	(.01)(i)	.60	.59	—	—	—	—	5.92	11.07	25,307	1.07(i)	(.14)(i)	94.83
December 31, 2005	4.97	(.02)(i)(k)	.38	.36	—	—	—	—	5.33	7.24	27,155	1.13(i)	(.34)(i)(k)	147.47
December 31, 2004	4.62	(.02)(i)(j)	.37	.35	—	—	—	—	4.97	7.58	34,186	1.19(i)	(.48)(i)(j)	106.52
December 31, 2003	3.50	(.03)	1.15	1.12	—	—	—	—	4.62	32.00	35,091	1.33	(.83)	81.55
December 31, 2002	4.97	(.05)	(1.42)	(1.47)	—	—	—	—	3.50	(29.58)	24,082	1.81	(1.36)	92.27(g)

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
299	300

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Diversified Income Fund (Class IA)
June 30, 2007†	$ 8.89	$ .22(i)	$ (.03)	$ .19	$ (.45)	$ —	$ —	$ (.45)	$ 8.63	2.18*	$ 272,753	.37(i)*	2.50(i)*	31.76(l)*
December 31, 2006	8.86	.44(i)	.11	.55	(.52)	—	—	(.52)	8.89	6.60	291,212	.76(i)	5.12(i)	87.14(l)
December 31, 2005	9.27	.44(i)	(.16)	.28	(.69)	—	—	(.69)	8.86	3.28	348,430	.79(i)	4.96(i)	115.07(l)
December 31, 2004	9.32	.51(i)	.33	.84	(.89)	—	—	(.89)	9.27	9.58	409,381	.80(i)	5.68(i)	79.07
December 31, 2003	8.55	.63	.97	1.60	(.83)	—	—	(.83)	9.32	20.27	449,121.82		7.16	104.06
December 31, 2002	8.81	.71	(.20)	.51	(.77)	—	—	(.77)	8.55	6.20	440,845.82		8.45	176.17(f )

Putnam VT Diversified Income Fund (Class IB)
June 30, 2007†	$ 8.78	$ .21(i)	$ (.03)	$ .18	$ (.43)	$ —	$ —	$ (.43)	$ 8.53	2.10*	$ 209,118	.50(i)*	2.37(i)*	31.76(l)*
December 31, 2006	8.76	.42(i)	.10	.52	(.50)	—	—	(.50)	8.78	6.29	188,602	1.01(i)	4.86(i)	87.14(l)
December 31, 2005	9.17	.41(i)	(.15)	.26	(.67)	—	—	(.67)	8.76	3.05	160,295	1.04(i)	4.70(i)	115.07(l)
December 31, 2004	9.24	.48(i)	.32	.80	(.87)	—	—	(.87)	9.17	9.20	149,586	1.05(i)	5.41(i)	79.07
December 31, 2003	8.49	.60	.96	1.56	(.81)	—	—	(.81)	9.24	19.91	141,644	1.07	6.86	104.06
December 31, 2002	8.75	.68	(.18)	.50	(.76)	—	—	(.76)	8.49	6.03	102,982	1.07	8.20	176.17(f )

Putnam VT Equity Income Fund (Class IA)
June 30, 2007†	$15.87	$ .14(i)	$ 1.04	$ 1.18	$ (.25)	$(1.08)	$ —	$ (1.33)	$ 15.72	8.00*	$ 139,637	.38(i)*	.89(i)*	39.29*
December 31, 2006	13.96	.27(i)	2.31	2.58	(.20)	(.47)	—	(.67)	15.87	19.15	128,870	.79(i)	1.85(i)	81.54
December 31, 2005	13.54	.22(i)(k)	.53	.75	(.15)	(.18)	—	(.33)	13.96	5.71	106,970	.81(i)	1.64(i)(k)	59.47
December 31, 2004	12.09	.22(i)	1.25	1.47	—	(.02)	—	(.02)	13.54	12.14	80,093	.83(i)	1.75(i)	89.30
December 31, 2003**	10.00	.10(i)	2.06	2.16	(.05)	(.02)	—	(.07)	12.09	21.57*	39,133	.71(i)*	.93(i)*	113.49*

Putnam VT Equity Income Fund (Class IB)
June 30, 2007†	$15.79	$ .12(i)	$ 1.04	$ 1.16	$ (.22)	$(1.08)	$ —	$ (1.30)	$ 15.65	7.88*	$ 118,944	.51(i)*	.77(i)*	39.29*
December 31, 2006	13.89	.23(i)	2.31	2.54	(.17)	(.47)	—	(.64)	15.79	18.93	112,555	1.04(i)	1.61(i)	81.54
December 31, 2005	13.49	.19(i)(k)	.52	.71	(.13)	(.18)	—	(.31)	13.89	5.43	82,356	1.06(i)	1.40(i)(k)	59.47
December 31, 2004	12.08	.19(i)	1.24	1.43	—	(.02)	—	(.02)	13.49	11.82	55,764	1.08(i)	1.51(i)	89.30
December 31, 2003**	10.00	.09(i)	2.05	2.14	(.04)	(.02)	—	(.06)	12.08	21.39*	22,804	.88(i)*	.76(i)*	113.49*

Putnam VT The George Putnam Fund of Boston (Class IA)
June 30, 2007†	$12.47	$ .18(i)	$ .33	$ .57	$ (.38)	$(1.19)	$ —	$ (1.57)	$ 11.41	4.44*	$ 292,708	.35(i)*	1.47(i)*	62.29(l)*
December 31, 2006	11.83	.29(i)	1.09	1.38	(.32)	(.42)	—	(.74)	12.47	12.23	318,905	.74(i)	2.50(i)	124.55(l)
December 31, 2005	11.61	.28(i)(k)	.20	.48	(.26)	—	—	(.26)	11.83	4.22	382,326	.72(i)	2.44(i)(k)	139.50
December 31, 2004	10.93	.24(i)	.67	.91	(.23)	—	—	(.23)	11.61	8.48	444,637	.72(i)	2.15(i)	148.39
December 31, 2003	9.58	.23	1.38	1.61	(.26)	—	—	(.26)	10.93	17.35	463,270.73		2.27	144.47
December 31, 2002	10.73	.28	(1.17)	(.89)	(.26)	—	—	(.26)	9.58	(8.57)	416,550.75		2.83	128.14(f )

Putnam VT The George Putnam Fund of Boston (Class IB)
June 30, 2007†	$12.40	$ .16(i)	$ .33	$ .49	$ (.34)	$(1.19)	$ —	$ (1.53)	$ 11.36	4.35*	$ 282,905	.47(i)*	1.34(i)*	62.29(l)*
December 31, 2006	11.76	.26(i)	1.09	1.35	(.29)	(.42)	—	(.71)	12.40	12.02	289,374	.99(i)	2.25(i)	124.55(l)
December 31, 2005	11.55	.25(i)(k)	.19	.44	(.23)	—	—	(.23)	11.76	3.91	301,779	.97(i)	2.18(i)(k)	139.50
December 31, 2004	10.88	.21(i)	.67	.88	(.21)	—	—	(.21)	11.55	8.21	294,298	.97(i)	1.90(i)	148.39
December 31, 2003	9.54	.20	1.38	1.58	(.24)	—	—	(.24)	10.88	17.04	254,106.98		2.00	144.47
December 31, 2002	10.69	.26	(1.17)	(.91)	(.24)	—	—	(.24)	9.54	(8.75)	178,710	1.00	2.58	128.14(f )

Putnam VT Global Asset Allocation Fund (Class IA)
June 30, 2007†	$16.50	$ .22(i)	$ .62	$ .84	$ (.12)	$ —	$ —	$ (.12)	$ 17.22	5.12*	$ 296,831	.38(i)*	1.30(i)*	43.56(l)*
December 31, 2006	15.03	.33(i)	1.59	1.92	(.45)	—	—	(.45)	16.50	13.04	311,512	.82(i)	2.15(i)	76.62(l)
December 31, 2005	14.22	.30(i)(k)	.71	1.01	(.20)	—	—	(.20)	15.03	7.20	330,872	.90(i)	2.06(i)(k)	144.67(l)
December 31, 2004	13.43	.24(i)	.98	1.22	(.43)	—	—	(.43)	14.22	9.26	371,882	.93(i)	1.76(i)	156.86
December 31, 2003	11.51	.23	2.19	2.42	(.50)	—	—	(.50)	13.43	22.04	417,713.95		1.92	155.21
December 31, 2002	13.37	.26	(1.87)	(1.61)	(.25)	—	—	(.25)	11.51	(12.30)	423,653.91		2.10	105.04

Putnam VT Global Asset Allocation Fund (Class IB)
June 30, 2007†	$16.54	$ .20(i)	$ .63	$ .83	$ (.09)	$ —	$ —	$ (.09)	$ 17.28	5.00*	$ 96,977	.51(i)*	1.18(i)*	43.56(l)*
December 31, 2006	15.06	.29(i)	1.61	1.90	(.42)	—	—	(.42)	16.54	12.86	88,626	1.07(i)	1.87(i)	76.62(l)
December 31, 2005	14.25	.26(i)(k)	.72	.98	(.17)	—	—	(.17)	15.06	6.97	66,485	1.15(i)	1.80(i)(k)	144.67(l)
December 31, 2004	13.45	.20(i)	1.00	1.20	(.40)	—	—	(.40)	14.25	9.11	47,886	1.18(i)	1.51(i)	156.86
December 31, 2003	11.51	.20	2.21	2.41	(.47)	—	—	(.47)	13.45	21.90	32,588	1.20	1.63	155.21
December 31, 2002	13.37	.23	(1.86)	(1.63)	(.23)	—	—	(.23)	11.51	(12.46)	21,758	1.16	1.87	105.04

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
301	302

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Global Equity Fund (Class IA)
June 30, 2007†	$13.68	$ .11(i)	$ 1.75	$ 1.86	$ (.33)	$ —	$ —	$ (.33)	$ 15.21	13.86*	$ 540,968	.45(i)*	.79(i)*	41.76*
December 31, 2006	11.14	.15(i)	2.46	2.61	(.07)	—	—	(.07)	13.68	23.50	530,379	.95(i)	1.26(i)	84.81
December 31, 2005	10.32	.11(i)(k)	.82	.93	(.11)	—	—	(.11)	11.14	9.09(k)	535,688	.92(i)	1.08(i)(k)	75.73
December 31, 2004	9.26	.10(i)	1.17	1.27	(.21)	—	—	(.21)	10.32	13.94	608,379	.94(i)	1.10(i)	77.03
December 31, 2003	7.25	.09	2.02	2.11	(.10)	—	—	(.10)	9.26	29.54	670,764.92		1.21	88.32
December 31, 2002	9.34	.07	(2.13)	(2.06)	(.03)	—	—	(.03)	7.25	(22.16)	659,264.89		.92	173.27

Putnam VT Global Equity Fund (Class IB)
June 30, 2007†	$13.57	$ .09(i)	$ 1.74	$ 1.83	$ (.30)	$ —	$ —	$ (.30)	$ 15.10	13.69*	$ 81,720	.58(i)*	.67(i)*	41.76*
December 31, 2006	11.05	.12(i)	2.44	2.56	(.04)	—	—	(.04)	13.57	23.22	77,688	1.20(i)	1.01(i)	84.81
December 31, 2005	10.24	.09(i)(k)	.80	.89	(.08)	—	—	(.08)	11.05	8.78(k)	71,310	1.17(i)	.82(i)(k)	75.73
December 31, 2004	9.19	.08(i)	1.16	1.24	(.19)	—	—	(.19)	10.24	13.68	75,503	1.19(i)	.86(i)	77.03
December 31, 2003	7.19	.07	2.01	2.08	(.08)	—	—	(.08)	9.19	29.23	74,972	1.17	.95	88.32
December 31, 2002	9.27	.05	(2.12)	(2.07)	(.01)	—	—	(.01)	7.19	(22.39)	65,834	1.14	.69	173.27

Putnam VT Growth and Income Fund (Class IA)
June 30, 2007†	$29.54	$ .19(i)	$ 1.44	$ 1.63	$ (.46)	$(4.40)	$ —	$ (4.86)	$ 26.31	6.47*	$3,110,886	.27(i)*	.67(i)*	30.80*
December 31, 2006	26.51	.39(i)	3.78	4.17	(.49)	(.65)	—	(1.14)	29.54	16.19	3,309,577	.55(i)	1.44(i)	78.00
December 31, 2005	25.59	.41(i)(k)	.97	1.38	(.46)	—	—	(.46)	26.51	5.50(k)	3,688,393	.54(i)	1.61(i)(k)	56.46
December 31, 2004	23.39	.40(i)	2.22	2.62	(.42)	—	—	(.42)	25.59	11.37	4,504,542	.54(i)	1.70(i)	29.21
December 31, 2003	18.75	.37	4.69	5.06	(.42)	—	—	(.42)	23.39	27.69	4,947,556.53		1.85	32.55
December 31, 2002	23.56	.36	(4.69)	(4.33)	(.36)	(.12)	—	(.48)	18.75	(18.79)	4,729,161.52		1.71	36.01

Putnam VT Growth and Income Fund (Class IB)
June 30, 2007†	$29.36	$ .15(i)	$ 1.43	$ 1.58	$ (.38)	$(4.40)	$ —	$ (4.78)	$ 26.16	6.32*	$ 755,022	.40(i)*	.54(i)*	30.80*
December 31, 2006	26.35	.32(i)	3.76	4.08	(.42)	(.65)	—	(1.07)	29.36	15.91	791,640	.80(i)	1.19(i)	78.00
December 31, 2005	25.44	.35(i)(k)	.95	1.30	(.39)	—	—	(.39)	26.35	5.23(k)	811,652	.79(i)	1.37(i)(k)	56.46
December 31, 2004	23.26	.34(i)	2.21	2.55	(.37)	—	—	(.37)	25.44	11.11	871,478	.79(i)	1.45(i)	29.21
December 31, 2003	18.64	.32	4.67	4.99	(.37)	—	—	(.37)	23.26	27.38	828,558.78		1.60	32.55
December 31, 2002	23.44	.31	(4.67)	(4.36)	(.32)	(.12)	—	(.44)	18.64	(18.99)	612,170.77		1.47	36.01

Putnam VT Growth Opportunities Fund (Class IA)
June 30, 2007†	$ 5.29	$ —(e)(i)	$ .25	$ .25	$ (.02)	$ —	$ —	$ (.02)	$ 5.52	4.69*	$ 19,463	.40(i)*	.05(i)*	35.42*
December 31, 2006	4.88	.01(i)	.42	.43	(.02)	—	—	(.02)	5.29	8.75	21,650	.83(i)	.30(i)	82.83
December 31, 2005	4.72	.02(i)(k)	.18	.20	(.04)	—	—	(.04)	4.88	4.34	24,764	.87(i)	.36(i)(k)	154.79
December 31, 2004	4.63	.03(i)(j)	.07	.10	(.01)	—	—	(.01)	4.72	2.08	31,196	.90(i)	.76(i)(j)	57.02
December 31, 2003	3.75	.01	.87	.88	—	—	—	—	4.63	23.47	38,470.96		.17	59.00
December 31, 2002	5.31	—(e)	(1.56)	(1.56)	—	—	—	—	3.75	(29.38)	32,235.96		.03	63.30

Putnam VT Growth Opportunities Fund (Class IB)
June 30, 2007†	$ 5.24	$ —(e)(i)	$ .23	$ .23	$ —(e)	$ —	$ —	$ —(e)	$ 5.47	4.45*	$ 27,747	.52(i)*	(.07)(i)*	35.42*
December 31, 2006	4.83	—(e)(i)	.41	.41	—(e)	—	—	—(e)	5.24	8.55	29,273	1.08(i)	.05(i)	82.83
December 31, 2005	4.67	.01(i)(k)	.18	.19	(.03)	—	—	(.03)	4.83	4.11	32,082	1.12(i)	.11(i)(k)	154.79
December 31, 2004	4.59	.02(i)(j)	.06	.08	—	—	—	—	4.67	1.74	36,059	1.15(i)	.55(i)(j)	57.02
December 31, 2003	3.73	—(e)	.86	.86	—	—	—	—	4.59	23.06	37,906	1.21	(.08)	59.00
December 31, 2002	5.29	(.01)	(1.55)	(1.56)	—	—	—	—	3.73	(29.49)	31,065	1.21	(.21)	63.30

Putnam VT Health Sciences Fund (Class IA)
June 30, 2007†	$13.69	$ .11(i)(j)	$ .51	$ .62	$ (.15)	$ —	$ —	$ (.15)	$ 14.16	4.58*	$ 100,491	.42(i)*	.78(i)(j)*	5.48*
December 31, 2006	13.35	.04(i)	.37	.41	(.07)	—	—	(.07)	13.69	3.06	117,118	.85(i)	.30(i)	22.40
December 31, 2005	11.80	.05(i)(k)	1.54	1.59	(.04)	—	—	(.04)	13.35	13.50	160,324	.81(i)	.43(i)(k)	30.98
December 31, 2004	11.04	.04(i)	.76	.80	(.04)	—	—	(.04)	11.80	7.30	171,982	.85(i)	.39(i)	47.82
December 31, 2003	9.37	.07	1.68	1.75	(.08)	—	—	(.08)	11.04	18.80	200,054.84		.39	63.66
December 31, 2002	11.75	.04	(2.41)	(2.37)	(.01)	—	—	(.01)	9.37	(20.21)	212,783.83		.39	74.33

Putnam VT Health Sciences Fund (Class IB)
June 30, 2007†	$13.60	$ .09(i)(j)	$ .51	$ .60	$ (.11)	$ —	$ —	$ (.11)	$ 14.09	4.44*	$ 142,772	.54(i)*	.65(i)(j)*	5.48*
December 31, 2006	13.27	.01(i)	.36	.37	(.04)	—	—	(.04)	13.60	2.79	153,542	1.10(i)	.05(i)	22.40
December 31, 2005	11.73	.02(i)(k)	1.53	1.55	(.01)	—	—	(.01)	13.27	13.20	189,476	1.06(i)	.17(i)(k)	30.98
December 31, 2004	10.97	.01(i)	.77	.78	(.02)	—	—	(.02)	11.73	7.12	162,097	1.10(i)	.13(i)	47.82
December 31, 2003	9.32	.02	1.69	1.71	(.06)	—	—	(.06)	10.97	18.39	161,036	1.09	.11	63.66
December 31, 2002	11.70	.01	(2.39)	(2.38)	—	—	—	—	9.32	(20.34)	119,828	1.08	.13	74.33

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
303	304

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments Capital		Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT High Yield Fund (Class IA)
June 30, 2007†	$ 7.83	$ .29(i)	$ .01	$ .30	$ (.63)	$ —	$ —	$ (.63)	$ 7.50	3.86*	$ 399,662	.37(i)*	3.73(i)*	24.17*
December 31, 2006	7.68	.56(i)	.20	.76	(.61)	—	—	(.61)	7.83	10.60	431,054	.74(i)	7.46(i)	51.55
December 31, 2005	8.10	.56(i)	(.31)	.25	(.67)	—	—	(.67)	7.68	3.47	460,707	.76(i)	7.27(i)	43.21
December 31, 2004	7.97	.58(i)	.24	.82	(.69)	—	—	(.69)	8.10	10.99	525,899	.78(i)	7.47(i)	50.44
December 31, 2003	7.08	.65	1.07	1.72	(.83)	—	—	(.83)	7.97	26.68	594,299.78		8.86	75.01
December 31, 2002	8.08	.76	(.78)	(.02)	(.98)	—	—	(.98)	7.08	(0.52)	526,885.78		10.55	68.41

Putnam VT High Yield Fund (Class IB)
June 30, 2007†	$ 7.78	$ .28(i)	$ —(e)	$ .28	$ (.61)	$ —	$ —	$ (.61)	$ 7.45	3.63*	$ 165,543	.49(i)*	3.60(i)*	24.17*
December 31, 2006	7.62	.54(i)	.21	.75	(.59)	—	—	(.59)	7.78	10.52	167,982	.99(i)	7.20(i)	51.55
December 31, 2005	8.05	.53(i)	(.31)	.22	(.65)	—	—	(.65)	7.62	3.10	170,165	1.01(i)	7.02(i)	43.21
December 31, 2004	7.94	.55(i)	.23	.78	(.67)	—	—	(.67)	8.05	10.54	175,106	1.03(i)	7.18(i)	50.44
December 31, 2003	7.05	.62	1.09	1.71	(.82)	—	—	(.82)	7.94	26.54	159,069	1.03	8.44	75.01
December 31, 2002	8.06	.74	(.78)	(.04)	(.97)	—	—	(.97)	7.05	(0.85)	79,036	1.03	10.38	68.41

Putnam VT Income Fund (Class IA)
June 30, 2007†	$12.70	$ .31(i)	$ (.12)	$ .19	$ (.69)	$ —	$ —	$ (.69)	$ 12.20	1.46*	$ 402,439	.29(i)*	2.52(i)*	78.42(l)*
December 31, 2006	12.69	.54(i)	.04	.58	(.57)	—	—	(.57)	12.70	4.83	437,298	.57(i)	4.39(i)	201.13(l)
December 31, 2005	12.96	.52(i)	(.20)	.32	(.45)	(.14)	—	(.59)	12.69	2.60	530,341	.61(i)	4.06(i)	336.25(l)
December 31, 2004	12.91	.38(i)	.22	.60	(.55)	—	—	(.55)	12.96	4.72	637,568	.66(i)	3.01(i)	401.71
December 31, 2003	12.95	.46	.13	.59	(.63)	—	—	(.63)	12.91	4.70	765,119.68		3.61	287.19
December 31, 2002	12.65	.64	.33	.97	(.67)	—	—	(.67)	12.95	8.09	919,294.68		5.10	399.61(f )

Putnam VT Income Fund (Class IB)
June 30, 2007†	$12.61	$ .30(i)	$ (.12)	$ .18	$ (.66)	$ —	$ —	$ (.66)	$ 12.13	1.38*	$ 297,796	.41(i)*	2.39(i)*	78.42(l)*
December 31, 2006	12.61	.50(i)	.04	.54	(.54)	—	—	(.54)	12.61	4.52	300,246	.82(i)	4.09(i)	201.13(l)
December 31, 2005	12.88	.48(i)	(.20)	.28	(.41)	(.14)	—	(.55)	12.61	2.36	292,152	.86(i)	3.81(i)	336.25(l)
December 31, 2004	12.84	.34(i)	.22	.56	(.52)	—	—	(.52)	12.88	4.43	278,617	.91(i)	2.71(i)	401.71
December 31, 2003	12.89	.42	.13	.55	(.60)	—	—	(.60)	12.84	4.43	262,067.93		3.29	287.19
December 31, 2002	12.60	.60	.35	.95	(.66)	—	—	(.66)	12.89	7.89	215,874.93		4.79	399.61(f )

Putnam VT International Equity Fund(Class IA)
June 30, 2007†	$20.78	$ .24(i)	$ 1.88	$ 2.12	$ (.66)	$ (2.65)	$ —	$ (3.31)	$ 19.59	11.34*	$ 413,725	.43(i)*	1.21(i)*	45.67*
December 31, 2006	16.36	.38(i)	4.19	4.57	(.15)	—	—	(.15)	20.78	28.04	410,278	.93(i)	2.08(i)	90.26
December 31, 2005	14.80	.20(i)(k)	1.61	1.81	(.25)	—	—	(.25)	16.36	12.46	377,816	.93(i)	1.37(i)(k)	86.02
December 31, 2004	12.91	.16(i)	1.95	2.11	(.22)	—	—	(.22)	14.80	16.58	427,548	.94(i)	1.21(i)	62.84
December 31, 2003	10.14	.16	2.73	2.89	(.12)	—	—	(.12)	12.91	28.91	444,329.94		1.50	71.14
December 31, 2002	12.42	.13	(2.29)	(2.16)	(.12)	—	—	(.12)	10.14	(17.60)	430,607.99		1.17	53.20(g)

Putnam VT International Equity Fund (Class IB)
June 30, 2007†	$20.64	$ .22(i)	$ 1.86	$ 2.08	$ (.61)	$ (2.65)	$ —	$ (3.26)	$ 19.46	11.23*	$ 870,420	.56(i)*	1.09(i)*	45.67*
December 31, 2006	16.26	.32(i)	4.17	4.49	(.11)	—	—	(.11)	20.64	27.72	857,380	1.18(i)	1.77(i)	90.26
December 31, 2005	14.71	.16(i)(k)	1.61	1.77	(.22)	—	—	(.22)	16.26	12.20	621,897	1.18(i)	1.06(i)(k)	86.02
December 31, 2004	12.85	.12(i)	1.94	2.06	(.20)	—	—	(.20)	14.71	16.19	558,206	1.19(i)	.95(i)	62.84
December 31, 2003	10.09	.13	2.73	2.86	(.10)	—	—	(.10)	12.85	28.65	510,055	1.19	1.15	71.14
December 31, 2002	12.36	.10	(2.28)	(2.18)	(.09)	—	—	(.09)	10.09	(17.75)	308,970	1.24	.91	53.20(g)

Putnam VT International Growth and Income Fund (Class IA)
June 30, 2007†	$19.32	$ .24(i)	$ 1.61	$ 1.85	$ (.39)	$ (3.60)	$ —	$ (3.99)	$ 17.18	11.04*	$ 327,673	.46(i)*	1.31(i)*	58.14*
December 31, 2006	15.35	.35(i)	3.85	4.20	(.23)	—	—	(.23)	19.32	27.63	325,011	.93(i)	2.04(i)	113.24
December 31, 2005	13.57	.23(i)(k)	1.69	1.92	(.14)	—	—	(.14)	15.35	14.33	264,352	1.01(i)	1.68(i)(k)	74.48
December 31, 2004	11.35	.14(i)	2.25	2.39	(.17)	—	—	(.17)	13.57	21.31	258,073	1.01(i)	1.18(i)	59.34
December 31, 2003	8.37	.15	2.99	3.14	(.16)	—	—	(.16)	11.35	38.37	227,237	1.02	1.70	71.71
December 31, 2002	9.76	.12	(1.44)	(1.32)	(.07)	—	—	(.07)	8.37	(13.67)	201,168	1.00	1.34	99.21

Putnam VT International Growth and Income Fund (Class IB)
June 30, 2007†	$19.21	$ .21(i)	$ 1.61	$ 1.82	$ (.35)	$ (3.60)	$ —	$ (3.95)	$ 17.08	10.90*	$ 141,606	.58(i)*	1.19(i)*	58.14*
December 31, 2006	15.28	.30(i)	3.83	4.13	(.20)	—	—	(.20)	19.21	27.22	135,458	1.18(i)	1.75(i)	113.24
December 31, 2005	13.51	.19(i)(k)	1.70	1.89	(.12)	—	—	(.12)	15.28	14.10	102,596	1.26(i)	1.40(i)(k)	74.48
December 31, 2004	11.31	.11(i)	2.24	2.35	(.15)	—	—	(.15)	13.51	20.98	87,743	1.26(i)	.89(i)	59.34
December 31, 2003	8.35	.13	2.97	3.10	(.14)	—	—	(.14)	11.31	37.85	63,651	1.27	1.39	71.71
December 31, 2002	9.73	.09	(1.42)	(1.33)	(.05)	—	—	(.05)	8.35	(13.77)	45,744	1.25	1.03	99.21

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
305	306

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT International New Opportunities Fund (Class IA)
June 30, 2007†	$18.34	$ .16(i)	$ 2.37	$ 2.53	$ (.21)	$ —	$ —	$ (.21)	$ 20.66	13.91*	$ 121,169	.55(i)*	.81(i)*	51.42*
December 31, 2006	14.73	.15(i)	3.71	3.86	(.25)	—	—	(.25)	18.34	26.42	118,241	1.15(i)	.89(i)	94.40
December 31, 2005	12.53	.17(i)(k)	2.15	2.32	(.12)	—	—	(.12)	14.73	18.64(k)	101,535	1.21(i)	1.27(i)(k)	91.01
December 31, 2004	11.16	.11(i)	1.40	1.51	(.14)	—	—	(.14)	12.53	13.63	89,615	1.25(i)	.96(i)	139.72
December 31, 2003	8.41	.09	2.71	2.80	(.05)	—	—	(.05)	11.16	33.59	98,339	1.26	1.00	135.90
December 31, 2002	9.80	.07	(1.38)	(1.31)	(.08)	—	—	(.08)	8.41	(13.46)	91,939	1.27	.82	136.66

Putnam VT International New Opportunities Fund (Class IB)
June 30, 2007†	$18.25	$ .13(i)	$ 2.37	$ 2.50	$ (.17)	$ —	$ —	$ (.17)	$ 20.58	13.77*	$ 178,455	.67(i)*	.69(i)*	51.42*
December 31, 2006	14.66	.10(i)	3.70	3.80	(.21)	—	—	(.21)	18.25	26.13	169,254	1.40(i)	.62(i)	94.40
December 31, 2005	12.47	.13(i)(k)	2.15	2.28	(.09)	—	—	(.09)	14.66	18.36(k)	151,178	1.46(i)	1.01(i)(k)	91.01
December 31, 2004	11.11	.08(i)	1.39	1.47	(.11)	—	—	(.11)	12.47	13.35	141,110	1.50(i)	.70(i)	139.72
December 31, 2003	8.37	.07	2.70	2.77	(.03)	—	—	(.03)	11.11	33.21	144,493	1.51	.74	135.90
December 31, 2002	9.75	.05	(1.37)	(1.32)	(.06)	—	—	(.06)	8.37	(13.63)	122,332	1.52	.56	136.66

Putnam VT Investors Fund (Class IA)
June 30, 2007†	$12.27	$ .02(i)	$ .64	$ .66	$ (.07)	$ —	$ —	$ (.07)	$ 12.86	5.43*	$ 236,808	.38(i)*	.16(i)*	34.74*
December 31, 2006	10.81	.06(i)	1.47	1.53	(.07)	—	—	(.07)	12.27	14.24	258,811	.77(i)	.55(i)	101.46
December 31, 2005	10.04	.07(i)(k)	.82	.89	(.12)	—	—	(.12)	10.81	9.03	292,017	.75(i)	.66(i)(k)	113.81
December 31, 2004	8.95	.11(i)(j)	1.04	1.15	(.06)	—	—	(.06)	10.04	12.95	326,879	.76(i)	1.21(i)(j)	84.91
December 31, 2003	7.08	.05	1.87	1.92	(.05)	—	—	(.05)	8.95	27.39	353,033.75		.71	73.32
December 31, 2002	9.31	.04	(2.24)	(2.20)	(.03)	—	—	(.03)	7.08	(23.68)	341,675.72		.56	122.88

Putnam VT Investors Fund (Class IB)
June 30, 2007†	$12.21	$ —(i)(e)	$ .64	$ .64	$ (.04)	$ —	$ —	$ (.04)	$ 12.81	5.27*	$ 229,486	.50(i)*	.03(i)*	34.74*
December 31, 2006	10.76	.03(i)	1.47	1.50	(.05)	—	—	(.05)	12.21	13.93	235,471	1.02(i)	.30(i)	101.46
December 31, 2005	9.99	.04(i)(k)	.83	.87	(.10)	—	—	(.10)	10.76	8.81	221,847	1.00(i)	.41(i)(k)	113.81
December 31, 2004	8.91	.09(i)(j)	1.03	1.12	(.04)	—	—	(.04)	9.99	12.64	226,738	1.01(i)	.98(i)(j)	84.91
December 31, 2003	7.04	.03	1.87	1.90	(.03)	—	—	(.03)	8.91	27.14	220,061	1.00	.46	73.32
December 31, 2002	9.26	.03	(2.24)	(2.21)	(.01)	—	—	(.01)	7.04	(23.87)	180,341.97		.32	122.88

Putnam VT Mid Cap Value Fund (Class IA)
June 30, 2007†	$17.83	$ .10(i)	$ 1.61	$ 1.71	$ (.30)	$(1.50)	$ —	$ (1.80)	$ 17.74	9.98*	$ 69,061	.43(i)*	.53(i)*	32.73*
December 31, 2006	16.23	.30(i)(j)	2.13	2.43	(.07)	(.76)	—	(.83)	17.83	15.32	63,738	.90(i)	1.79(i)(j)	72.94
December 31, 2005	14.73	.09(i)(k)	1.74	1.83	(.06)	(.27)	—	(.33)	16.23	12.71	58,861	.93(i)	.60(i)(k)	87.42
December 31, 2004	12.79	.09(i)	1.92	2.01	—	(.07)	—	(.07)	14.73	15.75	35,819	.97(i)	.65(i)	145.30
December 31, 2003**	10.00	.07(i)	2.83	2.90	(.04)	(.07)	—	(.11)	12.79	29.01*	16,499	.74(i)*	.60(i)*	117.37*

Putnam VT Mid Cap Value Fund (Class IB)
June 30, 2007†	$17.74	$ .07(i)	$ 1.61	$ 1.68	$ (.26)	$(1.50)	$ —	$ (1.76)	$ 17.66	9.84*	$ 33,590	.56(i)*	.41(i)*	32.73*
December 31, 2006	16.16	.27(i)(j)	2.11	2.38	(.04)	(.76)	—	(.80)	17.74	15.06	31,386	1.15(i)	1.61(i)(j)	72.94
December 31, 2005	14.68	.05(i)(k)	1.73	1.78	(.03)	(.27)	—	(.30)	16.16	12.44	25,306	1.18(i)	.36(i)(k)	87.42
December 31, 2004	12.78	.05(i)	1.92	1.97	—	(.07)	—	(.07)	14.68	15.44	14,507	1.22(i)	.40(i)	145.30
December 31, 2003**	10.00	.05(i)	2.83	2.88	(.03)	(.07)	—	(.10)	12.78	28.83*	6,703	.91(i)*	.45(i)*	117.37*

Putnam VT Money Market Fund (Class IA)
June 30, 2007†	$ 1.00	$.0244(i)	$ —	$.0244	$(.0244)	$ —	$ —	$(.0244)	$ 1.00	2.47*	$ 211,985	.23(i)*	2.44(i)*	—
December 31, 2006	1.00	.0455(i)	—	.0455	(.0455)	—	—	(.0455)	1.00	4.66	205,133	.52(i)	4.56(i)	—
December 31, 2005	1.00	.0275(i)	—	.0275	(.0275)	—	—	(.0275)	1.00	2.79	211,665	.53(i)	2.71(i)	—
December 31, 2004	1.00	.0091(i)	—(h)	.0091	(.0091)	—	—	(.0091)	1.00	.91	264,971	.53(i)	.87(i)	—
December 31, 2003	1.00	.0076	—(h)	.0076	(.0076)	—	—	(.0076)	1.00	.76	457,943.49		.77	—
December 31, 2002	1.00	.0145	—(h)	.0145	(.0145)	—	—	(.0145)	1.00	1.46	794,448.48		1.45	—

Putnam VT Money Market Fund (Class IB)
June 30, 2007†	$ 1.00	$.0231(i)	$ —	$.0231	$(.0231)	$ —	$ —	$(.0231)	$ 1.00	2.34*	$ 198,628	.36(i)*	2.31(i)*	—
December 31, 2006	1.00	$.0430(i)	—	.0430	(.0430)	—	—	(.0430)	1.00	4.39	194,620	.77(i)	4.34(i)	—
December 31, 2005	1.00	.0250(i)	—	.0250	(.0250)	—	—	(.0250)	1.00	2.53	134,800	.78(i)	2.54(i)	—
December 31, 2004	1.00	.0066(i)	—(h)	.0066	(.0066)	—	—	(.0066)	1.00	.66	108,012	.78(i)	.66(i)	—
December 31, 2003	1.00	.0051	—(h)	.0051	(.0051)	—	—	(.0051)	1.00	.51	121,504.74		.51	—
December 31, 2002	1.00	.0120	—(h)	.0120	(.0120)	—	—	(.0120)	1.00	1.20	154,358.73		1.19	—

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
307	308

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT New Opportunities Fund (Class IA)
June 30, 2007†	$20.36	$ .04(i)	$ 1.46	$ 1.50	$ (.03)	$ —	$ —	$ (.03)	$ 21.83	7.40*	$1,063,616	.35(i)*	.17(i)*	60.02*
December 31, 2006	18.74	.03(i)	1.62	1.65	(.03)	—	—	(.03)	20.36	8.82	1,145,101	.71(i)	.16(i)	84.06
December 31, 2005	17.05	.03(i)(k)	1.72	1.75	(.06)	—	—	(.06)	18.74	10.32(k)	1,352,498	.66(i)	.18(i)(k)	56.12
December 31, 2004	15.43	.05(i)(j)	1.57	1.62	—	—	—	—	17.05	10.50	1,621,906	.69(i)	.33(i)(j)	115.82
December 31, 2003	11.62	(.02)	3.83	3.81	—	—	—	—	15.43	32.79	1,826,123.67		(.11)	44.22
December 31, 2002	16.67	(.03)	(5.02)	(5.05)	—	—	—	—	11.62	(30.29)	1,664,685.63		(.19)	68.82

Putnam VT New Opportunities Fund (Class IB)
June 30, 2007†	$20.04	$ .01(i)	$ 1.45	$ 1.46	$ —	$ —	$ —	$ —	$ 21.50	7.29*	$ 139,616	.47(i)*	.05(i)*	60.02*
December 31, 2006	18.46	(.02)(i)	1.60	1.58	—	—	—	—	20.04	8.56	145,998	.96(i)	(.09)(i)	84.06
December 31, 2005	16.80	(.01)(i)(k)	1.69	1.68	(.02)	—	—	(.02)	18.46	10.00(k)	159,861	.91(i)	(.07)(i)(k)	56.12
December 31, 2004	15.23	.01(i)(j)	1.56	1.57	—	—	—	—	16.80	10.31	171,305	.94(i)	.09(i)(j)	115.82
December 31, 2003	11.50	(.05)	3.78	3.73	—	—	—	—	15.23	32.44	176,316.92		(.36)	44.22
December 31, 2002	16.55	(.06)	(4.99)	(5.05)	—	—	—	—	11.50	(30.51)	125,829.88		(.44)	68.82

Putnam VT New Value Fund (Class IA)
June 30, 2007†	$18.47	$ .11(i)	$ 1.14	$ 1.25	$ (.25)	$ (1.73)	—	$ (1.98)	$ 17.74	7.44*	$ 366,646	.37(i)*	.61(i)*	24.94*
December 31, 2006	17.25	.23(i)	2.42	2.65	(.23)	(1.20)	—	(1.43)	18.47	16.29	383,098	.77(i)	1.35(i)	54.28
December 31, 2005	16.43	.22(i)(k)	.78	1.00	(.18)	—	—	(.18)	17.25	6.13(k)	417,948	.76(i)	1.32(i)(k)	55.58
December 31, 2004	14.34	.18(i)	2.06	2.24	(.15)	—	—	(.15)	16.43	15.77	443,680	.79(i)	1.19(i)	51.50
December 31, 2003	10.98	.15	3.39	3.54	(.18)	—	—	(.18)	14.34	32.86	416,273.79		1.24	59.50
December 31, 2002	13.47	.16	(2.14)	(1.98)	(.13)	(.38)	—	(.51)	10.98	(15.44)	366,623.78		1.37	60.33

Putnam VT New Value Fund (Class IB)
June 30, 2007†	$18.34	$ .09(i)	$ 1.13	$ 1.22	$ (.21)	$ (1.73)	$ —	$ (1.94)	$ 17.62	7.29*	$ 307,614	.50(i)*	.48(i)*	24.94*
December 31, 2006	17.14	.19(i)	2.40	2.59	(.19)	(1.20)	—	(1.39)	18.34	16.01	296,309	1.02(i)	1.11(i)	54.28
December 31, 2005	16.33	.18(i)(k)	.77	.95	(.14)	—	—	(.14)	17.14	5.89(k)	249,039	1.01(i)	1.09(i)(k)	55.58
December 31, 2004	14.27	.14(i)	2.05	2.19	(.13)	—	—	(.13)	16.33	15.43	197,944	1.04(i)	.95(i)	51.50
December 31, 2003	10.93	.12	3.37	3.49	(.15)	—	—	(.15)	14.27	32.48	149,367	1.04	.99	59.50
December 31, 2002	13.42	.14	(2.14)	(2.00)	(.11)	(.38)	—	(.49)	10.93	(15.60)	99,692	1.03	1.16	60.33

Putnam VT OTC & Emerging Growth Fund (Class IA)
June 30, 2007†	$ 7.38	$ —(i)(e)	$ 1.19	$ 1.19	$ —	$ —	$ —	$ —	$ 8.57	16.12*	$ 46,573	.45(i)*	(.01)(i)*	67.37*
December 31, 2006	6.55	(.01)(i)	.84	.83	—	—	—	—	7.38	12.67	43,833	.92(i)	(.07)(i)	100.73
December 31, 2005	6.05	(.02)(i)(k)	.52	.50	—	—	—	—	6.55	8.26	50,877	.91(i)	(.29)(i)(k)	147.92
December 31, 2004	5.56	(.03)(i)	.52	.49	—	—	—	—	6.05	8.81	62,566	.95(i)	(.57)(i)	123.52
December 31, 2003	4.09	(.03)	1.50	1.47	—	—	—	—	5.56	35.94	73,227.89		(.62)	71.72
December 31, 2002	6.02	(.03)	(1.90)	(1.93)	—	—	—	—	4.09	(32.06)	61,535.90		(.72)	68.02

Putnam VT OTC & Emerging Growth Fund (Class IB)
June 30, 2007†	$ 7.25	$ (.01)(i)	$ 1.16	$ 1.15	$ —	$ —	$ —	$ —	$ 8.40	15.86*	$ 37,313	.57(i)*	(.13)(i)*	67.37*
December 31, 2006	6.45	(.02)(i)	.82	.80	—	—	—	—	7.25	12.40	35,232	1.17(i)	(.32)(i)	100.73
December 31, 2005	5.98	(.03)(i)(k)	.50	.47	—	—	—	—	6.45	7.86	36,939	1.16(i)	(.54)(i)(k)	147.92
December 31, 2004	5.51	(.04)(i)	.51	.47	—	—	—	—	5.98	8.53	41,044	1.20(i)	(.81)(i)	123.52
December 31, 2003	4.06	(.04)	1.49	1.45	—	—	—	—	5.51	35.71	43,220	1.14	(.87)	71.72
December 31, 2002	5.99	(.05)	(1.88)	(1.93)	—	—	—	—	4.06	(32.22)	32,536	1.15	(.97)	68.02

Putnam VT Research Fund (Class IA)
June 30, 2007†	$13.19	$ .07(i)(j)	$ .95	$ 1.02	$ (.09)	$ —	$ —	$ (.09)	$ 14.12	7.77*	$ 66,883	.39(i)*	.53(i)(j)*	33.49*
December 31, 2006	11.91	.08(i)	1.30	1.38	(.10)	—	—	(.10)	13.19	11.63	72,929	.81(i)	.62(i)	88.33
December 31, 2005	11.44	.08(i)(k)	.51	.59	(.12)	—	—	(.12)	11.91	5.26(k)	87,728	.79(i)	.71(i)(k)	94.51
December 31, 2004	10.63	.11(i)(j)	.72	.83	(.02)	—	—	(.02)	11.44	7.79	110,116	.80(i)	1.05(i)(j)	106.08
December 31, 2003	8.51	.07	2.10	2.17	(.05)	—	—	(.05)	10.63	25.69	128,360.79		.82	116.88
December 31, 2002	10.99	.06	(2.47)	(2.41)	(.07)	—	—	(.07)	8.51	(22.06)	127,084.78		.64	154.60

Putnam VT Research Fund (Class IB)
June 30, 2007†	$13.12	$ .06(i)(j)	$ .93	$ .99	$ (.05)	$ —	$ —	$ (.05)	$ 14.06	7.60*	$ 99,882	.52(i)*	.40(i)(j)*	33.49*
December 31, 2006	11.84	.05(i)	1.30	1.35	(.07)	—	—	(.07)	13.12	11.41	104,891	1.06(i)	.37(i)	88.33
December 31, 2005	11.38	.05(i)(k)	.50	.55	(.09)	—	—	(.09)	11.84	4.92(k)	114,612	1.04(i)	.47(i)(k)	94.51
December 31, 2004	10.58	.09(i)(j)	.71	.80	—	—	—	—	11.38	7.56	126,286	1.05(i)	.82(i)(j)	106.08
December 31, 2003	8.47	.05	2.09	2.14	(.03)	—	—	(.03)	10.58	25.32	125,821	1.04	.56	116.88
December 31, 2002	10.94	.04	(2.46)	(2.42)	(.05)	—	—	(.05)	8.47	(22.20)	101,445	1.03	.41	154.60

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
309	310

PUTNAM VARIABLE TRUST

Financial Highlights (Continued)

		Investment Operations:			Less Distributions:

			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Small Cap Value Fund (Class IA)
June 30, 2007†	$24.49	$ .11(i)	$ 1.64	$ 1.75	$ (.19)	$(2.74)	$ —	$ (2.93)	$ 23.31	7.66*	$ 230,100	.42(i)*	.47(i)*	26.86*
December 31, 2006	23.11	.19(i)	3.74	3.93	(.13)	(2.42)	—	(2.55)	24.49	17.57	251,511	.85(i)	.82(i)	61.25
December 31, 2005	22.95	.14(i)(k)	1.41	1.55	(.09)	(1.30)	—	(1.39)	23.11	7.30	291,615	.84(i)	.62(i)(k)	42.50
December 31, 2004	18.23	.09(i)	4.73	4.82	(.10)	—	—	(.10)	22.95	26.54	348,938	.87(i)	.48(i)	39.27
December 31, 2003	12.23	.11	5.97	6.08	(.08)	—	—	(.08)	18.23	50.06	290,933.91		.77	36.14
December 31, 2002	15.09	.08	(2.76)	(2.68)	(.04)	(.14)	—	(.18)	12.23	(18.06)	215,964.92		.57	51.54

Putnam VT Small Cap Value Fund (Class IB)
June 30, 2007†	$24.27	$ .07(i)	$ 1.64	$ 1.71	$ (.14)	$(2.74)	$ —	$ (2.88)	$ 23.10	7.53*	$ 463,070	.55(i)*	.31(i)*	26.86*
December 31, 2006	22.93	.14(i)	3.70	3.84	(.08)	(2.42)	—	(2.50)	24.27	17.29	726,489	1.10(i)	.59(i)	61.25
December 31, 2005	22.79	.09(i)(k)	1.39	1.48	(.04)	(1.30)	—	(1.34)	22.93	7.03	552,682	1.09(i)	.40(i)(k)	42.50
December 31, 2004	18.12	.05(i)	4.69	4.74	(.07)	—	—	(.07)	22.79	26.22	475,639	1.12(i)	.23(i)	39.27
December 31, 2003	12.16	.08	5.93	6.01	(.05)	—	—	(.05)	18.12	49.65	332,094	1.16	.53	36.14
December 31, 2002	15.03	.05	(2.75)	(2.70)	(.03)	(.14)	—	(.17)	12.16	(18.27)	191,497	1.17	.36	51.54

Putnam VT Utilities Growth and Income Fund (Class IA)
June 30, 2007†	$17.83	$ .20(i)	$ 1.58	$ 1.78	$ (.37)	$ —	$ —	$ (.37)	$ 19.24	10.01*	$ 322,062	.40(i)*	1.04(i)*	25.61*
December 31, 2006	14.47	.34(i)	3.50	3.84	(.48)	—	—	(.48)	17.83	27.40	320,261	.84(i)	2.20(i)	65.65
December 31, 2005	13.59	.36(i)(k)	.82	1.18	(.30)	—	—	(.30)	14.47	8.87(k)	320,176	.84(i)	2.54(i)(k)	37.69
December 31, 2004	11.43	.30(i)	2.15	2.45	(.29)	—	—	(.29)	13.59	21.87	355,947	.85(i)	2.50(i)	31.79
December 31, 2003	9.57	.28	1.99	2.27	(.41)	—	—	(.41)	11.43	25.00	352,531.83		2.84	38.45
December 31, 2002	12.97	.35	(3.35)	(3.00)	(.40)	—	—	(.40)	9.57	(23.83)	355,128.79		3.23	42.68

Putnam VT Utilities Growth and Income Fund (Class IB)
June 30, 2007†	$17.75	$ .17(i)	$ 1.57	$ 1.74	$ (.32)	$ —	$ —	$ (.32)	$ 19.17	9.86*	$ 63,440	.53(i)*	.91(i)*	25.61*
December 31, 2006	14.41	.30(i)	3.48	3.78	(.44)	—	—	(.44)	17.75	27.03	62,641	1.09(i)	1.95(i)	65.65
December 31, 2005	13.54	.32(i)(k)	.82	1.14	(.27)	—	—	(.27)	14.41	8.58(k)	59,243	1.09(i)	2.28(i)(k)	37.69
December 31, 2004	11.39	.27(i)	2.14	2.41	(.26)	—	—	(.26)	13.54	21.60	58,362	1.10(i)	2.24(i)	31.79
December 31, 2003	9.52	.26	1.99	2.25	(.38)	—	—	(.38)	11.39	24.82	48,653	1.08	2.57	38.45
December 31, 2002	12.92	.32	(3.35)	(3.03)	(.37)	—	—	(.37)	9.52	(24.09)	39,574	1.04	2.99	42.68

Putnam VT Vista Fund (Class IA)
June 30, 2007†	$14.96	$ —(e)(i)	$ 1.04	$ 1.04	$ —	$ —	$ —	$ —	$ 16.00	6.95*	$ 165,539	.38(i)*	—(e)(i)*	93.83*
December 31, 2006	14.15	— (e)(i)	.81	.81	—	—	—	—	14.96	5.72	184,895	.80(i)	.01(i)	98.25
December 31, 2005	12.58	—(e)(i)(k)	1.57	1.57	—	—	—	—	14.15	12.48	234,261	.74(i)	(.01)(i)(k)	71.15
December 31, 2004	10.58	(.03)(i)	2.03	2.00	—	—	—	—	12.58	18.90	260,964	.79(i)	(.31)(i)	93.49
December 31, 2003	7.93	(.02)	2.67	2.65	—	—	—	—	10.58	33.42	263,268.76		(.21)	90.84
December 31, 2002	11.40	(.03)	(3.44)	(3.47)	—	—	—	—	7.93	(30.44)	234,249.74		(.28)	78.14

Putnam VT Vista Fund (Class IB)
June 30, 2007†	$14.70	$ (.02)(i)	$ 1.02	$ 1.00	$ —	$ —	$ —	$ —	$ 15.70	6.80*	$ 222,715	.50(i)*	(.13)(i)*	93.83*
December 31, 2006	13.94	(.03)(i)	.79	.76	—	—	—	—	14.70	5.45	235,531	1.05(i)	(.23)(i)	98.25
December 31, 2005	12.43	(.03)(i)(k)	1.54	1.51	—	—	—	—	13.94	12.15	258,209	.99(i)	(.25)(i)(k)	71.15
December 31, 2004	10.48	(.06)(i)	2.01	1.95	—	—	—	—	12.43	18.61	258,884	1.04(i)	(.56)(i)	93.49
December 31, 2003	7.87	(.04)	2.65	2.61	—	—	—	—	10.48	33.16	240,752	1.01	(.46)	90.84
December 31, 2002	11.34	(.05)	(3.42)	(3.47)	—	—	—	—	7.87	(30.60)	189,445.99		(.53)	78.14

Putnam VT Voyager Fund (Class IA)
June 30, 2007†	$30.25	$ .03(i)	$ 1.28	$ 1.31	$ (.01)	$ —	$ —	$ (.01)	$ 31.55	4.33*	$ 1,290,099	.33(i)*	.09(i)*	33.25*
December 31, 2006	28.72	.02(i)	1.62	1.64	(.11)	—	—	(.11)	30.25	5.71	1,438,858	.66(i)	.08(i)	62.27
December 31, 2005	27.37	.09(i)(k)	1.51	1.60	(.25)	—	—	(.25)	28.72	5.94(k)	1,801,387	.63(i)	.35(i)(k)	119.09
December 31, 2004	26.10	.21(i)(j)	1.18	1.39	(.12)	—	—	(.12)	27.37	5.34	2,357,097	.64(i)	.81(i)(j)	48.94
December 31, 2003	21.00	.10	5.15	5.25	(.15)	—	—	(.15)	26.10	25.16	2,799,625.62		.45	47.37
December 31, 2002	28.72	.12	(7.63)	(7.51)	(.21)	—	—	(.21)	21.00	(26.34)	2,740,121.60		.51	90.52

Putnam VT Voyager Fund (Class IB)
June 30, 2007†	$30.07	$ (.01)(i)	$ 1.28	$ 1.27	$ —	$ —	$ —	$ —	$ 31.34	4.22*	$ 388,553	.46(i)*	(.03)(i)*	33.25*
December 31, 2006	28.55	(.05)(i)	1.60	1.55	(.03)	—	—	(.03)	30.07	5.43	421,488	.91(i)	(.17)(i)	62.27
December 31, 2005	27.20	.02(i)(k)	1.51	1.53	(.18)	—	—	(.18)	28.55	5.69(k)	485,323	.88(i)	.08(i)(k)	119.09
December 31, 2004	25.96	.15(i)(j)	1.15	1.30	(.06)	—	—	(.06)	27.20	5.03	518,951	.89(i)	.60(i)(j)	48.94
December 31, 2003	20.87	.04	5.14	5.18	(.09)	—	—	(.09)	25.96	24.91	509,892.87		.19	47.37
December 31, 2002	28.56	.06	(7.60)	(7.54)	(.15)	—	—	(.15)	20.87	(26.53)	362,402.85		.26	90.52

See page 313 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
311	312

PUTNAM VARIABLE TRUST
Notes to Financial Highlights
June 30, 2007 (Unaudited)

Unaudited.

* Not annualized.

** For the period May 1, 2003 (commencement of operations) to December 31,2003.

(a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(g) Portfolio turnover excludes the impact of assets received from the acquired fund.

(h) Amount represents less than $0.0001 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5):

	6/30/07	12/31/06	12/31/05	12/31/04	12/31/03
	————–	————–	————–—	————–—	————–—
Putnam VT American Government Income Fund	0.11%	0.22%	0.17%	0.13%	—
Putnam VT Capital Appreciation Fund	0.11%	0.21%	0.12%	0.13%	—
Putnam VT Capital Opportunities Fund	0.06%	0.11%	0.24%	0.44%	0.61%
Putnam VT Discovery Growth Fund	0.17%	0.43%	0.29%	0.14%	—
Putnam VT Diversified Income Fund	0.04%	0.09%	0.03%	0.03%	—
Putnam VT Equity Income Fund	<0.01%	0.01%	0.01%	0.03%	0.18%
Putnam VT The George Putnam Fund of Boston	0.02%	<0.01%	0.01%	0.01%	—
Putnam VT Global Asset Allocation Fund	0.04%	0.10%	0.01%	0.01%	—
Putnam VT Global Equity Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Growth and Income Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Growth Opportunities Fund	0.14%	0.24%	0.13%	0.05%	—
Putnam VT Health Sciences Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT High Yield Fund	0.02%	0.07%	0.02%	<0.01%	—
Putnam VT Income Fund	0.07%	0.16%	0.10%	0.04%	—
Putnam VT International Equity Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT International Growth and Income Fund	0.03%	0.10%	<0.01%	<0.01%	—
Putnam VT International New Opportunities Fund	0.04%	0.09%	0.04%	0.01%	—
Putnam VT Investors Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Mid Cap Value Fund	<0.01%	0.01%	0.02%	0.07%	0.54%
Putnam VT Money Market Fund	0.05%	0.05%	0.03%	0.02%	—
Putnam VT New Opportunities Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT New Value Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT OTC & Emerging Growth Fund	0.01%	0.03%	<0.01%	0.01%	—
Putnam VT Research Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Utilities Growth and Income Fund	0.01%	0.03%	<0.01%	<0.01%	—
Putnam VT Vista Fund	<0.01%	<0.01%	<0.01%	<0.01%	—
Putnam VT Voyager Fund	<0.01%	<0.01%	<0.01%	<0.01%	—

(j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the funds, which amounted to the following amounts:

	Per share			Percentage of average net assets
	6/30/07	12/31/06	12/31/04	6/30/07	12/31/06	12/31/04
	——–——	——–——	——–——--	——–——	——–——--	——–——--
Putnam VT Capital Appreciation Fund	—	—	$0.02	—	—	0.31%
Putnam VT Discovery Growth Fund	$0.01	—	$0.01	0.08%	—	0.14%
Putnam VT Growth Opportunities Fund	—	—	$0.03	—	—	0.58%
Putnam VT Health Sciences Fund	$0.08	—	—	0.55%	—	—
Putnam VT Investors Fund	—	—	$0.05	—	—	0.54%
Putnam VT Mid Cap Value Fund	—	$0.19	—	—	1.12%	—
Putnam VT New Opportunities Fund	—	—	$0.06	—	—	0.37%
Putnam VT Research Fund	$0.03	—	$0.04	0.18%	—	0.34%
Putnam VT Voyager Fund	—	—	$0.12	—	—	0.45%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Notes to Financial Highlights (Continued)
June 30, 2007 (Unaudited)

(k) Reflects a non recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005.

	Fund’s	Per share	% of average	Per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Capital Appreciation Fund	$11,448	<$0.01	0.02%	<$0.01	0.02%
Putnam VT Capital Opportunities Fund	1,393	<$0.01	0.01%	<$0.01	0.01%
Putnam VT Discovery Growth Fund	14,409	<$0.01	0.03%	<$0.01	0.03%
Putnam VT Equity Income Fund	2,022	<$0.01	<0.01%	<$0.01	<0.01%
Putnam VT The George Putnam Fund of Boston	89,609	<$0.01	0.01%	<$0.01	0.01%
Putnam VT Global Asset Allocation Fund	70,231	<$0.01	0.02%	<$0.01	0.02%
Putnam VT Global Equity Fund	498,461	$0.01	0.08%	$0.01	0.08%
Putnam VT Growth and Income Fund	1,390,659	$0.01	0.03%	$0.01	0.03%
Putnam VT Growth Opportunities Fund	20,289	<$0.01	0.03%	<$0.01	0.03%
Putnam VT Health Sciences Fund	74,608	<$0.01	0.02%	<$0.01	0.02%
Putnam VT International Equity Fund	24,565	<$0.01	<0.01%	<$0.01	<0.01%
Putnam VT International Growth and Income Fund	26,953	<$0.01	0.01%	<$0.01	0.01%
Putnam VT International New Opportunities Fund	92,105	$0.01	0.04%	$0.01	0.04%
Putnam VT Investors Fund	171,614	<$0.01	0.03%	<$0.01	0.03%
Putnam VT Mid Cap Value Fund	674	<$0.01	<0.01%	<$0.01	<0.01%
Putnam VT New Opportunities Fund	651,000	$0.01	0.04%	$0.01	0.04%
Putnam VT New Value Fund	242,461	$0.01	0.04%	$0.01	0.04%
Putnam VT OTC & Emerging Growth Fund	34,147	<$0.01	0.04%	<$0.01	0.04%
Putnam VT Research Fund	177,747	$0.01	0.08%	$0.01	0.08%
Putnam VT Small Cap Value Fund	60,481	<$0.01	0.01%	<$0.01	0.01%
Putnam VT Utilities Growth and Income Fund	202,935	$0.01	0.05%	$0.01	0.05%
Putnam VT Vista Fund	153,601	<$0.01	0.03%	<$0.01	0.03%
Putnam VT Voyager Fund	2,097,095	$0.02	0.08%	$0.02	0.08%

(l) Portfolio turnover excludes dollar roll transactions.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE LEFT BLANK INTENTIONALLY

PUTNAM VARIABLE TRUST
Notes to Financial Statements
June 30, 2007 (Unaudited)

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam Variable Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the “fund” or the “funds”), each of which are represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds: Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund each concentrate their investments in one sector which involves more risk than a fund that invests more broadly. Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund invest in higher yielding, lower rated bonds that have a higher rate of default.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against any of the funds. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2007, fair value pricing was used for certain foreign securities in the following portfolios: Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

See sections G, H, I, J, K, L, and M with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts and TBA purchase and sale commitments, respectively.

The valuation of Putnam VT Money Market Fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), each fund may transfer uninvested cash balances, which includes for every fund other than Putnam VT Money Market Fund, cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements for each fund other than Putnam VT Money Market Fund, and up to 90 days for other cash investments for each fund.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

For all funds other than Putnam VT Money Market Fund, all premiums/discounts are amortized/accreted on a yield to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remain ing premium is amortized to maturity. For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund and Putnam VT High Yield Fund earned certain fees in connection with their senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities Certain funds of the Trust invested in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of each fund of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

H) Futures and options contracts During the six months ended June 30, 2007, certain funds of the Trust used futures contracts and/or options contracts to hedge against changes in the values of securities that each fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities that they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

I) Total return swap contracts During the six months ended June 30, 2007, certain funds of the Trust entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counter-party. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

J) Interest rate swap contracts During the six months ended June 30, 2007, certain funds of the Trust entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

K) Credit default contracts During the six months ended June 30, 2007, certain funds of the Trust entered into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

L) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not signifi-cantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

N) Dollar rolls To enhance returns, certain funds of the Trust entered into dollar rolls (principally using TBAs) in which a fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Security lending During the six months ended June 30, 2007, certain funds of the Trust lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to that fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. For Putnam VT Capital Appreciation Fund and Putnam VT Growth and Income Fund certain of these securities were sold prior to period end and are included in the Receivable for securities sold on these funds’ Statement of assets and liabilities. The cash collateral received by those funds with securities out on loan at June 30, 2007, is pooled with collateral from other Putnam funds into 56 issues (58 issues for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT International New Opportunities Fund and Putnam VT Utilities Growth and Income Fund, and 2 issues for Putnam VT International Equity Fund) of high-grade short-term investments for cash collateral. Certain funds also received high quality, highly rated securities in non-cash collateral. The value of securities loaned, the cash collateral and non-cash collateral for each fund is as follows:

	Total	Total	Total
	Loaned	Cash	Non-Cash
Fund Name	Amount	Collateral	Collateral

Putnam VT Capital
Appreciation Fund	$958,774	$995,932	$—
Putnam VT Discovery
Growth Fund	926,150	970,587	—
Putnam VT Diversified
Income Fund	1,201,430	1,228,840	—
Putnam VT The George
Putnam Fund of Boston	8,927,756	9,324,167	—
Putnam VT Global Asset
Allocation Fund	8,633,663	8,938,308	—
Putnam VT Global
Equity Fund	16,386,918	17,101,650	—
Putnam VT Growth
and Income Fund	328,650,396	336,027,859	2,197,540
Putnam VT Health
Sciences Fund	7,968,358	8,341,977	—
Putnam VT High
Yield Fund	5,772,993	5,910,865	—
Putnam VT
International
Equity Fund	32,850,286	34,530,219	—
Putnam VT
International
New Opportunities
Fund	16,305,172	17,041,118	—
Putnam VT
Investors Fund	25,132,306	26,005,374	—
Putnam VT
New Value Fund	28,663,132	29,560,800	—
Putnam VT OTC &
Emerging Growth
Fund	4,400,998	4,634,851	—
Putnam VT
Research Fund	6,784,310	6,982,906	—
Putnam VT Small Cap
Value Fund	120,779,084	117,661,044	7,815,469
Putnam VT Utilities
Growth and
Income Fund	34,547,178	35,590,545	—
Putnam VT Vista Fund	38,293,990	39,610,440	—
Putnam VT
Voyager Fund	138,965,413	142,868,526	—

Funds not listed in the table above had no securities out on loan at June 30, 2007, but may have loaned securities during the six months ended June 30, 2007.

P) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2006, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Fund Name	Loss Carryover	Expiration Date

Putnam VT American
Government Income Fund	$3,460,039	December 31, 2013
	2,630,188	December 31, 2014
Putnam VT Discovery
Growth Fund	1,414,670	December 31, 2008
	707,335	December 31, 2009
	707,335	December 31, 2010
Putnam VT Diversified
Income Fund	29,253,857	December 31, 2007
	17,509,545	December 31, 2008
	35,797,191	December 31, 2009
	39,497,485	December 31, 2010
	767,397	December 31, 2013
Putnam VT Global Asset
Allocation Fund	27,835,868	December 31, 2010
	6,208,497	December 31, 2011
Putnam VT Global
Equity Fund	537,762,258	December 31, 2009
	194,434,404	December 31, 2010
	1,885,492	December 31, 2011
Putnam VT Growth
Opportunities Fund	2,089,187	December 31, 2008
	61,617,837	December 31, 2009
	26,053,370	December 31, 2010
	4,350,359	December 31, 2011
	2,996,751	December 31, 2012
Putnam VT Health
Sciences Fund	9,372,851	December 31, 2010
	14,247,714	December 31, 2011
Putnam VT High Yield Fund	60,939,752	December 31, 2007
	69,810,807	December 31, 2008
	88,127,331	December 31, 2009
	116,537,335	December 31, 2010
	16,826,743	December 31, 2011
	11,865,538	December 31, 2012
	6,791,658	December 31, 2013
	728,766	December 31, 2014
Putnam VT Income Fund	6,192,305	December 31, 2013
Putnam VT International
Equity Fund	4,461,857	December 31, 2008
	2,230,928	December 31, 2009
	2,230,928	December 31, 2010
	2,230,928	December 31, 2011
Putnam VT International
New Opportunities Fund	85,282,918	December 31, 2009
	37,566,266	December 31, 2010
Putnam VT Investors Fund	218,633,634	December 31, 2009
	109,246,178	December 31, 2010
Putnam VT New
Opportunities Fund	344,382,544	December 31, 2009
	625,131,957	December 31, 2010
	74,066,552	December 31, 2011

Fund Name	Loss Carryover	Expiration Date

Putnam VT OTC &
Emerging Growth Fund	$103,245,486	December 31, 2008
	207,253,292	December 31, 2009
	46,156,491	December 31, 2010
Putnam VT Research Fund	9,649,104	December 31, 2009
	50,685,433	December 31, 2010
	2,726,975	December 31, 2011
Putnam VT Utilities Growth
and Income Fund	5,649,101	December 31, 2010
	44,040,715	December 31, 2011

Fund Name	Loss Carryover	Expiration Date

Putnam VT Vista Fund	$164,946,521	December 31, 2009
	161,305,547	December 31, 2010
	23,278,091	December 31, 2011
Putnam VT Voyager Fund	144,980,430	December 31, 2009
	1,042,501,471	December 31, 2010
	236,200,756	December 31, 2011

These capital loss carryovers, available to the extent allowed by the Code, may be used to offset future net capital gains, if any.

At June 30, 2007, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate identified cost on a tax basis was as follows for each fund of the Trust:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
Fund Name	Appreciation	Depreciation	(Depreciation)	Purposes

Putnam VT American Government Income Fund	$2,574,388	$(5,304,748)	$(2,730,360)	$150,087,457
Putnam VT Capital Appreciation Fund	8,595,029	(968,666)	7,626,363	43,130,422
Putnam VT Capital Opportunities Fund	9,704,832	(1,812,338)	7,892,494	44,290,456
Putnam VT Discovery Growth Fund	6,704,496	(598,804)	6,105,692	31,900,656
Putnam VT Diversified Income Fund	15,447,787	(14,687,605)	760,182	490,535,388
Putnam VT Equity Income Fund	41,033,886	(1,923,321)	39,110,565	219,358,894
Putnam VT The George Putnam Fund of Boston	62,987,776	(13,862,333)	49,125,443	598,750,877
Putnam VT Global Asset Allocation Fund	62,268,305	(9,464,240)	52,804,065	386,911,128
Putnam VT Global Equity Fund	105,895,546	(6,475,062)	99,420,484	528,481,039
Putnam VT Growth and Income Fund	830,619,436	(65,235,616)	765,383,820	3,422,387,454
Putnam VT Growth Opportunities Fund	8,102,699	(530,237)	7,572,462	39,649,851
Putnam VT Health Sciences Fund	58,105,530	(2,726,220)	55,379,310	194,698,332
Putnam VT High Yield Fund	10,892,389	(15,015,110)	(4,122,721)	565,387,016
Putnam VT Income Fund	5,861,982	(24,103,895)	(18,241,913)	937,976,994
Putnam VT International Equity Fund	199,823,822	(21,988,236)	177,835,586	1,139,475,526
Putnam VT International Growth and Income Fund	68,051,342	(7,369,785)	60,681,557	405,501,578
Putnam VT International New Opportunities Fund	65,096,146	(2,674,919)	62,421,227	251,401,584
Putnam VT Investors Fund	90,737,937	(4,727,912)	86,010,025	405,120,124
Putnam VT Mid Cap Value Fund	19,704,359	(2,617,323)	17,087,036	87,924,754
Putnam VT Money Market Fund *	—	—	—	—
Putnam VT New Opportunities Fund	136,158,196	(24,573,479)	111,584,717	1,085,484,417
Putnam VT New Value Fund	156,145,349	(8,054,807)	148,090,542	553,952,947
Putnam VT OTC & Emerging Growth Fund	15,097,075	(1,424,025)	13,673,050	75,370,332
Putnam VT Research Fund	20,674,739	(3,359,808)	17,314,931	157,160,135
Putnam VT Small Cap Value Fund	206,488,550	(16,363,589)	190,124,961	620,740,364
Putnam VT Utilities Growth and Income Fund	148,824,088	(3,103,400)	145,720,688	272,284,705
Putnam VT Vista Fund	39,640,522	(9,045,627)	30,594,895	394,958,650
Putnam VT Voyager Fund	338,141,263	(15,476,704)	322,664,559	1,479,120,664

* For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.

Q) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. Distributions of capital gains, if any, are paid at least annually. For all other funds in the Trust, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. For all funds of the Trust, the amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At June 30, 2007, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 42.2% to 87.9% of each fund is owned by accounts of one group of insurance companies.

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly by each fund, except for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which pays monthly, based on the average net assets of each fund. The following summarizes the annual management fee rates in effect for each fund of the Trust at June 30, 2007:

Fund	Fee Rate

Putnam VT Global Equity Fund	0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund	0.70% of the next $500 million,
Putnam VT International Growth and Income Fund	0.65% of the next $500 million,
Putnam VT Small Cap Value Fund	0.60% of the next $5 billion,
0.575% of the next $5 billion,
0.555% of the next $5 billion,
0.54% of the next $5 billion,
and 0.53% thereafter.

Putnam VT Money Market Fund	0.45% of the first $500 million of average net assets,
0.35% of the next $500 million,
0.30% of the next $500 million,
0.25% of the next $5 billion,
0.225% of the next $5 billion,
0.205% of the next $5 billion,
0.19% of the next $5 billion,
and 0.18% thereafter.

Putnam VT Capital Opportunities Fund	0.65% of the first $500 million of average net assets,
Putnam VT Equity Income Fund	0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston	0.50% of the next $500 million,
Putnam VT Growth and Income Fund	0.45% of the next $5 billion,
Putnam VT Income Fund	0.425% of the next $5 billion,
Putnam VT Investors Fund	0.405% of the next $5 billion,
Putnam VT Research Fund	0.39% of the next $5 billion,
Putnam VT Vista Fund	and 0.38% thereafter.

Fund	Fee Rate

Putnam VT Diversified Income Fund	0.70% of the first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund	0.60% of the next $500 million,
Putnam VT Health Sciences Fund	0.55% of the next $500 million,
Putnam VT High Yield Fund	0.50% of the next $5 billion,
Putnam VT Mid Cap Value Fund	0.475% of the next $5 billion,
Putnam VT New Opportunities Fund	0.455% of the next $5 billion,
Putnam VT New Value Fund	0.44% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund	and 0.43% thereafter.
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund

Putnam VT International New Opportunities Fund	1.00% of the first $500 million of average net assets,
0.90% of the next $500 million,
0.85% of the next $500 million,
0.80% of the next $5 billion,
0.775% of the next $5 billion,
0.755% of the next $5 billion,
0.74% of the next $5 billion,
and 0.73% thereafter.

Putnam VT American Government Income Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
and 0.34% thereafter.

Putnam VT Growth Opportunities Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
and 0.42% thereafter.

Putnam VT Capital Appreciation Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
0.34% of the next $5 billion,
0.33% of the next $8.5 billion,
and 0.32% thereafter.

Fund	Fee Rate

Putnam VT Discovery Growth Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
0.42% of the next $5 billion,
0.41% of the next $5 billion,
0.40% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $8.5 billion,
and 0.37% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of each fund of the Trust through June 30, 2009 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses for that fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund through December 31, 2007, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, expense offset and brokerage service arrangements, payments under each fund’s distribution plan and expense reductions in connection with investments in Putnam Prime Money Market Fund) would exceed the annual rates of 1.05%, 1.05% and 1.10%, respectively, of that fund’s average net assets.

Putnam Management has further agreed to waive fees and reimburse expenses of Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT High Yield Fund and Putnam VT Mid Cap Value Fund for the period January 1, 2007 through June 30, 2007, Putnam VT Global Asset Allocation Fund, Putnam VT International New Opportunities Fund and Putnam VT Money Market Fund for the period January 1, 2007 through June 30, 2008 and Putnam VT Global Equity Fund for the period July 1, 2007 through June 30, 2008 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of that fund. The expense reimbursement is based on a comparison of each fund’s total expenses with the average operating expenses of the funds in that Lipper custom peer group for their respective 2006 fiscal years (2005 fiscal years for Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT High Yield Fund and Putnam VT Mid Cap Value Fund), excluding 12b-1 fees and after adjustment for certain expense offset and brokerage service arrangements that reduced expenses of each fund.

For the six months ended June 30, 2007, each fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived the following management fee for each fund as follows:

Fund Name	Management Fee Waived

Putnam VT American Government Income Fund	$162,508
Putnam VT Capital Appreciation Fund	57,162
Putnam VT Capital Opportunities Fund	30,912
Putnam VT Discovery Growth Fund	60,894
Putnam VT Diversified Income Fund	173,233
Putnam VT Equity Income Fund	311
Putnam VT The George Putnam Fund of Boston	109,484
Putnam VT Global Asset Allocation Fund	153,533
Putnam VT Growth Opportunities Fund	68,874
Putnam VT High Yield Fund	116,650
Putnam VT Income Fund	479,088
Putnam VT International Growth and Income Fund	125,824
Putnam VT International New Opportunities Fund	125,672
Putnam VT Mid Cap Value Fund	1,249
Putnam VT Money Market Fund	179,180
Putnam VT OTC & Emerging Growth Fund	5,517
Putnam VT Utilities Growth and Income Fund	35,828

Effective August 3, 2007, Marsh & McLennan Companies, Inc. sold its ownership interest in Putnam Management, its parent companies and affiliates to a wholly owned subsidiary of Great-West Lifeco Inc. Each fund’s shareholders have approved a new management contract that became effective upon the sale.

For the six months ended June 30, 2007, Putnam Management has assumed the following amounts of legal, shareholder servicing and communication, audit and Trustee fees incurred by each fund in connection with certain legal and regulatory matters (including those described in Note 8).

Fund Name	Amount

Putnam VT American Government Income Fund	$87
Putnam VT Capital Appreciation Fund	30
Putnam VT Capital Opportunities Fund	30
Putnam VT Discovery Growth Fund	22
Putnam VT Diversified Income Fund	288
Putnam VT Equity Income Fund	145
Putnam VT The George Putnam Fund of Boston	356
Putnam VT Global Asset Allocation Fund	237
Putnam VT Global Equity Fund	356
Putnam VT Growth and Income Fund	2,373
Putnam VT Growth Opportunities Fund	29
Putnam VT Health Sciences Fund	157
Putnam VT High Yield Fund	353
Putnam VT Income Fund	437
Putnam VT International Equity Fund	764
Putnam VT International Growth and Income Fund	273
Putnam VT International New Opportunities Fund	172
Putnam VT Investors Fund	285
Putnam VT Mid Cap Value Fund	60

Fund Name	Amount

Putnam VT Money Market Fund	$235
Putnam VT New Opportunities Fund	747
Putnam VT New Value Fund	399
Putnam VT OTC & Emerging Growth Fund	48
Putnam VT Research Fund	103
Putnam VT Small Cap Value Fund	596
Putnam VT Utilities Growth and Income Fund	231
Putnam VT Vista Fund	245
Putnam VT Voyager Fund	1,060

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the following funds of the Trust as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at the following annual rates as a percentage of the average net assets of that portion of each fund that is managed by PIL.

Fund Name	Rate

Putnam VT Diversified Income Fund	0.40%
Putnam VT Global Equity Fund	0.35%
Putnam VT High Yield Fund	0.40%
Putnam VT International Equity Fund	0.35%
Putnam VT International Growth and Income Fund	0.35%
Putnam VT International New Opportunities Fund	0.35%
Putnam VT Research Fund	0.35%
Putnam VT Utilities Growth and Income Fund	0.35%

In July 2006, questions arose regarding a potential misidentification of the characteristics of certain securities in Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund and Putnam VT Income Fund portfolios, and the value of these securities was adjusted. Each fund currently expects to be reimbursed for losses relating to this matter by Putnam. The amount of such reimbursement has not yet been determined, but is not expected to be material to that fund.

During the six months ended June 30, 2007, Putnam Management voluntarily reimbursed Putnam VT Diversified Income Fund $4,536, Putnam VT High Yield Fund $36,300 and Putnam VT OTC & Emerging Growth Fund $4,176 for a trading error which occurred during the period. The effect of the losses incurred and the reimbursement by Putnam Management of such losses had no impact on total return.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust or funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund’s assets were provided by Putnam Fiduciary Trust Company (“PFTC”), a subsidiary of Putnam, LLC, and by State Street Bank and Trust Company. Custody fees are based on each fund’s asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provided investor servicing agent functions to each fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of each fund’s average net assets.

During the six months ended June 30, 2007, each fund incurred the following amounts for custody and investor servicing agent functions provided by PFTC:

Fund Name	Amount

Putnam VT American Government Income Fund	$49,216
Putnam VT Capital Appreciation Fund	23,342
Putnam VT Capital Opportunities Fund	21,185
Putnam VT Discovery Growth Fund	4,107
Putnam VT Diversified Income Fund	140,873
Putnam VT Equity Income Fund	67,236
Putnam VT The George Putnam Fund of Boston	150,051
Putnam VT Global Asset Allocation Fund	106,909
Putnam VT Global Equity Fund	219,699
Putnam VT Growth and Income Fund	633,387
Putnam VT Growth Opportunities Fund	16,156
Putnam VT Health Sciences Fund	69,913
Putnam VT High Yield Fund	130,958
Putnam VT Income Fund	180,672
Putnam VT International Equity Fund	617,476
Putnam VT International Growth and Income Fund	264,446
Putnam VT International New Opportunities Fund	149,406
Putnam VT Investors Fund	108,784
Putnam VT Mid Cap Value Fund	18,720
Putnam VT Money Market Fund	109,065
Putnam VT New Opportunities Fund	197,924
Putnam VT New Value Fund	108,173
Putnam VT OTC & Emerging Growth Fund	12,546
Putnam VT Research Fund	26,654
Putnam VT Small Cap Value Fund	137,097
Putnam VT Utilities Growth and Income Fund	120,610
Putnam VT Vista Fund	90,697
Putnam VT Voyager Fund	286,435

Under the custodian contract between each fund and State Street Bank and Trust Company, the custodian bank has a lien on the securities of Putnam VT Capital Appreciation Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT International Growth and Income Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Small Cap Value Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund to the extent permitted by each fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by that fund. At June 30, 2007, the payable to the custodian bank on each of the funds listed above represents the amount due for cash advanced for the settlement of securities purchased.

Each fund has entered into an arrangement with PFTC and State Street Bank and Trust Company whereby PFTC’s and State Street Bank and Trust Company’s fees are reduced by credits allowed on cash balances. Certain funds also reduced expenses through brokerage service arrangements.

For the six months ended June 30, 2007, the funds’ expenses were reduced by the following amounts under these arrangements:

Fund Name	Amount

Putnam VT American Government Income Fund	$11,264
Putnam VT Capital Appreciation Fund	5,469
Putnam VT Capital Opportunities Fund	232
Putnam VT Discovery Growth Fund	4,905
Putnam VT Diversified Income Fund	79,432
Putnam VT Equity Income Fund	77
Putnam VT The George Putnam Fund of Boston	64,796
Putnam VT Global Asset Allocation Fund	12,125
Putnam VT Global Equity Fund	7,988
Putnam VT Growth and Income Fund	247,550
Putnam VT Growth Opportunities Fund	1,270
Putnam VT Health Sciences Fund	11,457
Putnam VT High Yield Fund	63,448
Putnam VT Income Fund	131,058
Putnam VT International Equity Fund	160,391
Putnam VT International Growth and Income Fund	113,575
Putnam VT International New Opportunities Fund	62,204
Putnam VT Investors Fund	43,818
Putnam VT Mid Cap Value Fund	2,433
Putnam VT Money Market Fund	5,537
Putnam VT New Opportunities Fund	121,091

Fund Name	Amount

Putnam VT New Value Fund	$24,845
Putnam VT OTC & Emerging Growth Fund	6,219
Putnam VT Research Fund	23,331
Putnam VT Small Cap Value Fund	74,075
Putnam VT Utilities Growth and Income Fund	43,918
Putnam VT Vista Fund	38,849
Putnam VT Voyager Fund	212,350

Each independent Trustee of the funds receives an annual Trustee fee, of which the following amounts below, as a quarterly retainer, has been allocated to each fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. George Putnam, III, who was not an independent Trustee during the period, also receives the foregoing fees for his services as Trustee.

Fund Name	Amount

Putnam VT American Government Income Fund	$278
Putnam VT Capital Appreciation Fund	260
Putnam VT Capital Opportunities Fund	260
Putnam VT Discovery Growth Fund	257
Putnam VT Diversified Income Fund	344
Putnam VT Equity Income Fund	297
Putnam VT The George Putnam Fund of Boston	366
Putnam VT Global Asset Allocation Fund	327
Putnam VT Global Equity Fund	365
Putnam VT Growth and Income Fund	1,021
Putnam VT Growth Opportunities Fund	260
Putnam VT Health Sciences Fund	301
Putnam VT High Yield Fund	366
Putnam VT Income Fund	393
Putnam VT International Equity Fund	498
Putnam VT International Growth and Income Fund	339
Putnam VT International New Opportunities Fund	306
Putnam VT Investors Fund	343
Putnam VT Mid Cap Value Fund	270
Putnam VT Money Market Fund	326
Putnam VT New Opportunities Fund	493
Putnam VT New Value Fund	380
Putnam VT OTC & Emerging Growth Fund	266
Putnam VT Research Fund	283
Putnam VT Small Cap Value Fund	445
Putnam VT Utilities Growth and Income Fund	325
Putnam VT Vista Fund	330
Putnam VT Voyager Fund	594

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of each fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for each fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of each fund. The Plan provides for payment by each fund to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets of that fund’s class IB shares. The Trustees have approved payment by each fund at an annual rate of 0.25% of the average net assets of that fund’s class IB shares.

NOTE 3

PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2007, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

	U.S. Government
	Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

Putnam VT American Government Income Fund	$—	$—	$62,577,256	$74,707,274
Putnam VT Capital Appreciation Fund	—	—	18,538,638	22,891,993
Putnam VT Capital Opportunities Fund	—	—	22,002,427	21,424,528
Putnam VT Discovery Growth Fund	—	—	21,254,375	25,670,804
Putnam VT Diversified Income Fund	—	—	130,966,566	135,193,745
Putnam VT Equity Income Fund	—	—	97,814,327	98,825,237
Putnam VT The George Putnam Fund of Boston	—	—	354,313,947	451,683,423
Putnam VT Global Asset Allocation Fund	—	—	157,229,435	198,927,747
Putnam VT Global Equity Fund	—	—	250,424,957	318,679,047
Putnam VT Growth and Income Fund	—	—	1,223,320,205	1,686,054,105
Putnam VT Growth Opportunities Fund	—	—	17,392,034	23,414,810
Putnam VT Health Sciences Fund	—	—	14,237,079	52,433,775
Putnam VT High Yield Fund	—	—	133,480,604	169,210,797
Putnam VT Income Fund	—	2,009,543	493,538,205	627,611,201
Putnam VT International Equity Fund*	—	—	568,644,880	670,521,786
Putnam VT International Growth and Income Fund	—	—	268,708,035	302,345,943
Putnam VT International New Opportunities Fund	—	—	149,301,043	174,404,014
Putnam VT Investors Fund	—	—	166,349,738	219,992,180
Putnam VT Mid Cap Value Fund	—	—	32,551,269	33,659,686
Putnam VT New Opportunities Fund	—	—	745,664,533	927,370,404
Putnam VT New Value Fund	—	—	168,840,476	221,542,844
Putnam VT OTC & Emerging Growth Fund	—	—	53,632,065	63,015,447
Putnam VT Research Fund	—	—	57,484,896	79,320,873
Putnam VT Small Cap Value Fund**	—	—	230,062,581	579,215,076
Putnam VT Utilities Growth and Income Fund	—	—	98,797,928	123,492,528
Putnam VT Vista Fund	—	—	378,232,759	437,797,140
Putnam VT Voyager Fund	—	—	585,757,330	841,488,524

* The fund had redemptions in kind which resulted in redemptions out of the fund totaling $72,549,028.

**The fund had redemptions in kind which resulted in redemptions out of the fund totaling $322,910,848.

Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $1,035,160,210 and $1,033,486,164, respectively.

Written option transactions for those funds that invested in them during the six months ended June 30, 2007 are summarized as follows:

Putnam VT American Government Income Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$57,576,000	$1,774,924

Options opened	89,016,072	3,032,530
Options exercised	—	—
Options expired	—	—
Options closed	(33,334,072)	(898,581)

Written options outstanding at end of period	$113,258,000	$3,908,873

Putnam VT Diversified Income Fund

		Contract Amounts	Premiums Received

Written options outstanding at beginning of period	JPY	9,439,464,000	$ 177,070
	AUD	—	—
	EUR	—	—
		$ —	—

Options opened	JPY	—	—
	AUD	23,530,000	11,275
	EUR	4,020,000	163,663
		$66,906,489	2,772,256
Options exercised	JPY	—	—
	AUD	—	—
	EUR	—	—
		$ —	—
Options expired	JPY	(9,439,464,000)	(177,070)
	AUD	(23,530,000)	(11,275)
	EUR	—	—
		$ —	—
Options closed	JPY	—	—
	AUD	—	—
	EUR	—	—
		$(489)	(120,416)

Written options outstanding at end of period	JPY	—	$—
	AUD	—	$—
	EUR	4,020,000	$163,663
		$66,906,000	$2,651,840

Putnam VT Discovery Growth Fund

		Contract Amounts	Premiums Received

Written options outstanding at beginning of period		$14,085	$23,263

Options opened		9,834	8,824
Options exercised		(340)	(272)
Options expired		(20,569)	(28,067)
Options closed		(3,010)	(3,748)

Written options outstanding at end of period		$ —	$—

Putnam VT The George Putnam Fund of Boston

		Contract Amounts	Premiums Received

Written options outstanding at beginning of period		$33,574,000	$1,261,482

Options opened		59,499,090	1,545,934
Options exercised		—	—
Options expired		—	—
Options closed		(90)	(22,163)

Written options outstanding at end of period		$93,073,000	$2,785,253

Putnam VT Global Asset Allocation Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$11,608,000	$436,109

Options opened	18,728,039	534,978
Options exercised	—	—
Options expired	—	—
Options closed	(39)	(9,604)

Written options outstanding at end of period	$30,336,000	$961,483

Putnam VT Income Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$114,722,000	$4,322,007

Options opened	185,128,273	4,642,986
Options exercised	—	—
Options expired	—	—
Options closed	(273)	(67,226)

Written options outstanding at end of period	$299,850,000	$8,897,767

Putnam VT Investors Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$—	$—

Options opened	71,469	64,343
Options exercised	(14,619)	(23,937)
Options expired	(30,288)	(24,127)
Options closed	—	—

Written options outstanding at end of period	$26,562	$16,279

Putnam VT New Opportunities Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$41,000	$179,900

Options opened	23,548	16,760
Options exercised	(10,815)	(6,955)
Options expired	(53,733)	(189,705)
Options closed	—	—

Written options outstanding at end of period	$—	$—

Putnam VT OTC & Emerging Growth Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$46,829	$77,429

Options opened	32,049	28,750
Options exercised	(1,090)	(872)
Options expired	(68,028)	(93,157)
Options closed	(9,760)	(12,150)

Written options outstanding at end of period	$—	$—

NOTE 4

CAPITAL SHARES

At June 30, 2007, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. For Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund, shares were purchased or redeemed through the delivery to each fund or receipt by the shareholders, respectively, of securities, the fair value of which is used to determine the number of shares issued or redeemed. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT American Government Income Fund Class IA
Shares sold	152,880	$1,718,866	329,490	$3,653,839
Shares issued in connection with reinvestment of distributions	375,227	4,112,485	393,281	4,294,625

	528,107	5,831,351	722,771	7,948,464
Shares repurchased	(943,648)	(10,551,588)	(2,719,590)	(30,465,076)

Net decrease	(415,541)	$(4,720,237)	(1,996,819)	$(22,516,612)

Putnam VT American Government Income Fund Class IB
Shares sold	170,318	$1,879,499	252,283	$2,816,700
Shares issued in connection with reinvestment of distributions	283,107	3,097,188	270,142	2,944,546

	453,425	4,976,687	522,425	5,761,246
Shares repurchased	(559,080)	(6,248,722)	(1,275,664)	(14,255,770)

Net decrease	(105,655)	$(1,272,035)	(753,239)	$(8,494,524)

Putnam VT Capital Appreciation Fund Class IA
Shares sold	185,677	$1,795,156	540,048	$5,004,711
Shares issued in connection with reinvestment of distributions	238,754	2,151,170	293,585	2,656,952

	424,431	3,946,326	833,633	7,661,663
Shares repurchased	(519,798)	(4,995,621)	(877,977)	(8,024,345)

Net decrease	(95,367)	$(1,049,295)	(44,344)	$(362,682)

Putnam VT Capital Appreciation Fund Class IB
Shares sold	113,777	$1,096,399	197,034	$1,782,681
Shares issued in connection with reinvestment of distributions	190,684	1,704,712	233,016	2,094,818

	304,461	2,801,111	430,050	3,877,499
Shares repurchased	(243,772)	(2,314,866)	(580,208)	(5,267,886)

Net increase (decrease)	60,689	$486,245	(150,158)	$(1,390,387)

Putnam VT Capital Opportunities Fund Class IA
Shares sold	218,236	$3,864,693	632,476	$10,430,797
Shares issued in connection with reinvestment of distributions	112,656	1,883,616	92,738	1,525,543

	330,892	5,748,309	725,214	11,956,340
Shares repurchased	(262,310)	(4,594,503)	(375,433)	(6,058,624)

Net increase	68,582	$1,153,806	349,781	$5,897,716

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT Capital Opportunities Fund Class IB
Shares sold	211,461	$3,686,742	457,816	$7,445,452
Shares issued in connection with reinvestment of distributions	94,695	1,572,878	70,971	1,161,786

	306,156	5,259,620	528,787	8,607,238
Shares repurchased	(159,961)	(2,780,655)	(267,000)	(4,314,526)

Net increase	146,195	$2,478,965	261,787	$4,292,712

Putnam VT Discovery Growth Fund Class IA
Shares sold	139,644	$852,061	213,368	$1,221,335
Shares issued in connection with reinvestment of distributions	173,367	981,257	—	—

	313,011	1,833,318	213,368	1,221,335
Shares repurchased	(389,182)	(2,363,229)	(771,094)	(4,370,162)

Net decrease	(76,171)	$(529,911)	(557,726)	$(3,148,827)

Putnam VT Discovery Growth Fund Class IB
Shares sold	197,826	$1,187,191	227,019	$1,262,117
Shares issued in connection with reinvestment of distributions	407,304	2,264,610	—	—

	605,130	3,451,801	227,019	1,262,117
Shares repurchased	(638,689)	(3,815,219)	(1,043,840)	(5,873,791)

Net decrease	(33,559)	$(363,418)	(816,821)	$(4,611,674)

Putnam VT Diversified Income Fund Class IA
Shares sold	405,391	$3,576,705	401,306	$3,483,886
Shares issued in connection with reinvestment of distributions	1,656,771	14,181,956	2,299,681	19,225,333

	2,062,162	17,758,661	2,700,987	22,709,219
Shares repurchased	(3,213,066)	(28,155,810)	(9,248,411)	(79,967,425)

Net decrease	(1,150,904)	$(10,397,149)	(6,547,424)	$(57,258,206)

Putnam VT Diversified Income Fund Class IB
Shares sold	3,442,670	$29,876,916	4,849,600	$41,535,225
Shares issued in connection with reinvestment of distributions	1,149,519	9,736,427	1,118,627	9,262,231

	4,592,189	39,613,343	5,968,227	50,797,456
Shares repurchased	(1,546,366)	(13,355,793)	(2,783,345)	(23,831,815)

Net increase	3,045,823	$26,257,550	3,184,882	$26,965,641

Putnam VT Equity Income Fund Class IA
Shares sold	525,414	$8,292,366	1,174,482	$17,258,879
Shares issued in connection with reinvestment of distributions	739,617	10,887,162	357,636	4,978,287

	1,265,031	19,179,528	1,532,118	22,237,166
Shares repurchased	(504,849)	(7,926,540)	(1,074,804)	(15,341,908)

Net increase	760,182	$11,252,988	457,314	$6,895,258

Putnam VT Equity Income Fund Class IB
Shares sold	391,078	$6,146,335	1,555,739	$22,380,201
Shares issued in connection with reinvestment of distributions	625,997	9,177,119	282,998	3,928,010

	1,017,075	15,323,454	1,838,737	26,308,211
Shares repurchased	(546,146)	(8,600,076)	(636,232)	(9,143,580)

Net increase	470,929	$6,723,378	1,202,505	$17,164,631

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT The George Putnam Fund of Boston Class IA
Shares sold	191,601	$2,263,802	253,590	$2,931,216
Shares issued in connection with reinvestment of distributions	3,396,453	37,734,596	1,944,242	22,125,473

	3,588,054	39,998,398	2,197,832	25,056,689
Shares repurchased	(3,515,367)	(42,031,667)	(8,945,052)	(104,998,615)

Net increase/(decrease)	72,687	$(2,033,269)	(6,747,220)	$(79,941,926)

Putnam VT The George Putnam Fund of Boston Class IB
Shares sold	748,660	$8,822,285	2,016,454	$23,467,590
Shares issued in connection with reinvestment of distributions	3,136,597	34,690,761	1,579,174	17,907,831

	3,885,257	43,513,046	3,595,628	41,375,421
Shares repurchased	(2,314,154)	(27,485,245)	(5,906,227)	(68,785,160)

Net increase (decrease)	1,571,103	16,027,801	(2,310,599)	(27,409,739)

Putnam VT Global Asset Allocation Fund Class IA
Shares sold	104,081	$1,755,005	265,701	$4,123,915
Shares issued in connection with reinvestment of distributions	129,739	2,160,149	622,828	9,466,981

	233,820	3,915,154	888,529	13,590,896
Shares repurchased	(1,869,312)	(31,636,392)	(4,023,404)	(62,354,376)

Net decrease	(1,635,492)	$(27,721,238)	(3,134,875)	$(48,763,480)

Putnam VT Global Asset Allocation Fund Class IB
Shares sold	581,973	$9,880,091	1,453,250	$22,569,813
Shares issued in connection with reinvestment of distributions	27,909	466,643	127,603	1,947,219

	609,882	10,346,734	1,580,853	24,517,032
Shares repurchased	(354,591)	(6,016,863)	(636,074)	(9,875,795)

Net increase	255,291	$4,329,871	944,779	$14,641,237

Putnam VT Global Equity Fund Class IA
Shares sold	127,169	$1,896,917	256,814	$3,043,844
Shares issued in connection with reinvestment of distributions	876,993	12,076,191	260,304	3,134,064

	1,004,162	13,973,108	517,118	6,177,908
Shares repurchased	(4,206,151)	(59,904,557)	(9,849,516)	(119,552,092)

Net decrease	(3,201,989)	$(45,931,449)	(9,332,398)	$(113,374,184)

Putnam VT Global Equity Fund Class IB
Shares sold	155,184	$2,225,220	271,482	$3,314,341
Shares issued in connection with reinvestment of distributions	119,262	1,631,495	21,030	251,727

	274,446	3,856,715	292,512	3,566,068
Shares repurchased	(588,384)	(8,362,678)	(1,023,245)	(12,444,816)

Net decrease	(313,938)	$(4,505,963)	(730,733)	$(8,878,748)

Putnam VT Growth and Income Fund Class IA
Shares sold	26,047	$728,366	37,182	$998,341
Shares issued in connection with reinvestment of distributions	20,631,962	513,323,214	5,583,982	148,143,041

	20,658,009	514,051,580	5,621,164	149,141,382
Shares repurchased	(14,453,332)	(401,776,682)	(32,728,301)	(887,016,064)

Net increase (decrease)	6,204,677	$112,274,898	(27,107,137)	$(737,874,682)

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT Growth and Income Fund Class IB
Shares sold	289,692	$8,000,229	540,082	$14,628,218
Shares issued in connection with reinvestment of distributions	4,962,105	122,861,726	1,199,867	31,700,481

	5,251,797	130,861,955	1,739,949	46,328,699
Shares repurchased	(3,358,365)	(92,452,966)	(5,580,013)	(151,045,393)

Net increase (decrease)	1,893,432	$38,408,989	(3,840,064)	$(104,716,694)

Putnam VT Growth Opportunities Fund Class IA
Shares sold	120,049	$645,494	273,144	$1,352,959
Shares issued in connection with reinvestment of distributions	12,319	64,798	15,415	77,382

	132,368	710,292	288,559	1,430,341
Shares repurchased	(696,083)	(3,772,390)	(1,272,238)	(6,292,859)

Net decrease	(563,715)	$(3,062,098)	(983,679)	$(4,862,518)

Putnam VT Growth Opportunities Fund Class IB
Shares sold	96,022	$511,092	234,524	$1,151,008
Shares issued in connection with reinvestment of distributions	3,059	15,967	3,898	19,414

	99,081	527,059	238,422	1,170,422
Shares repurchased	(613,992)	(3,316,169)	(1,292,115)	(6,351,737)

Net decrease	(514,911)	$(2,789,110)	(1,053,693)	$(5,181,315)

Putnam VT Health Sciences Fund Class IA
Shares sold	25,982	$369,820	87,398	$1,187,566
Shares issued in connection with reinvestment of distributions	86,273	1,178,488	56,723	763,491

	112,255	1,548,308	144,121	1,951,057
Shares repurchased	(1,567,441)	(22,303,828)	(3,596,637)	(47,933,760)

Net decrease	(1,455,186)	$(20,755,520)	(3,452,516)	$(45,982,703)

Putnam VT Health Sciences Fund Class IB
Shares sold	126,618	$1,790,385	1,993,454	$26,554,715
Shares issued in connection with reinvestment of distributions	86,384	1,174,827	45,202	605,253

	213,002	2,965,212	2,038,656	27,159,968
Shares repurchased	(1,367,282)	(19,301,720)	(5,028,005)	(65,290,759)

Net decrease	(1,154,280)	$(16,336,508)	(2,989,349)	$(38,130,791)

Putnam VT High Yield Fund Class IA
Shares sold	2,214,793	$16,979,212	4,486,711	$33,439,501
Shares issued in connection with reinvestment of distributions	4,302,411	32,095,983	4,811,796	34,837,406

	6,517,204	49,075,195	9,298,507	68,276,907
Shares repurchased	(8,235,490)	(64,131,462)	(14,292,507)	(107,503,314)

Net decrease	(1,718,286)	$(15,056,267)	(4,994,000)	$(39,226,407)

Putnam VT High Yield Fund Class IB
Shares sold	730,179	$5,600,461	2,315,440	$17,172,146
Shares issued in connection with reinvestment of distributions	1,735,330	12,858,792	1,769,478	12,740,240

	2,465,509	18,459,253	4,084,918	29,912,386
Shares repurchased	(1,835,645)	(14,095,692)	(4,803,290)	(35,738,577)

Net increase (decrease)	629,864	$4,363,561	(718,372)	$(5,826,191)

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT Income Fund Class IA
Shares sold	143,327	$1,777,797	266,787	$3,285,638
Shares issued in connection with reinvestment of distributions	1,839,722	22,481,407	1,870,130	22,553,767

	1,983,049	24,259,204	2,136,917	25,839,405
Shares repurchased	(3,443,518)	(43,034,012)	(9,478,591)	(117,422,557)

Net decrease	(1,460,469)	$(18,774,808)	(7,341,674)	$(91,583,152)

Putnam VT Income Fund Class IB
Shares sold	645,283	$7,995,862	1,730,467	$21,305,691
Shares issued in connection with reinvestment of distributions	1,270,971	15,442,292	1,054,211	12,639,991

	1,916,254	23,438,154	2,784,678	33,945,682
Shares repurchased	(1,174,158)	(14,564,330)	(2,141,284)	(26,357,201)

Net increase	742,096	$8,873,824	643,394	$7,588,481

Putnam VT International Equity Fund Class IA
Shares sold	127,004	$2,550,420	471,844	$8,525,118
Shares issued in connection with reinvestment of distributions	3,412,734	62,214,148	181,329	3,254,855

	3,539,738	64,764,568	653,173	11,779,973
Shares repurchased	(2,169,273)	(43,399,510)	(4,000,404)	(72,898,773)

Net increase (decrease)	1,370,465	$21,365,058	(3,347,231)	$(61,118,800)

Putnam VT International Equity Fund Class IB
Shares sold	3,413,910	$68,243,147	8,923,245	$162,470,253
Shares issued in connection with reinvestment of distributions	7,507,933	136,043,736	243,686	4,354,663

	10,921,843	204,286,883	9,166,931	166,824,916
Shares repurchased	(3,924,072)	(77,418,128)	(5,868,800)	(108,687,948)
Redemptions in kind	(3,810,348)	(72,549,028)	—	—

Net increase	3,187,423	$54,319,727	3,298,131	$58,136,968

Putnam VT International Growth and Income Fund Class IA
Shares sold	277,518	$5,110,110	1,743,100	$30,738,024
Shares issued in connection with reinvestment of distributions	3,976,267	63,739,561	237,454	3,963,107

	4,253,785	68,849,671	1,980,554	34,701,131
Shares repurchased	(2,006,392)	(36,517,984)	(2,373,442)	(40,163,906)

Net increase (decrease)	2,247,393	$32,331,687	(392,888)	$(5,462,775)

Putnam VT International Growth and Income Fund Class IB
Shares sold	410,497	$7,364,066	1,444,856	$24,646,135
Shares issued in connection with reinvestment of distributions	1,705,249	27,198,798	80,853	1,344,592

	2,115,746	34,562,864	1,525,709	25,990,727
Shares repurchased	(877,844)	(15,691,195)	(1,190,607)	(20,344,362)

Net increase	1,237,902	$18,871,669	335,102	$5,646,365

Putnam VT International New Opportunities Fund Class IA
Shares sold	186,327	$3,688,017	987,809	$16,051,144
Shares issued in connection with reinvestment of distributions	67,450	1,293,024	106,762	1,721,017

	253,777	4,981,041	1,094,571	17,772,161
Shares repurchased	(845,223)	(16,328,525)	(1,532,612)	(24,917,869)

Net decrease	(591,446)	$(11,347,484)	(438,041)	$(7,145,708)

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT International New Opportunities Fund Class IB
Shares sold	136,394	$2,659,678	538,378	$8,696,874
Shares issued in connection with reinvestment of distributions	78,789	1,504,873	131,891	2,119,488

	215,183	4,164,551	670,269	10,816,362
Shares repurchased	(817,239)	(15,802,435)	(1,709,149)	(27,707,878)

Net decrease	(602,056)	$(11,637,884)	(1,038,880)	$(16,891,516)

Putnam VT Investors Fund Class IA
Shares sold	84,921	$1,093,867	113,265	$1,290,194
Shares issued in connection with reinvestment of distributions	116,456	1,406,786	165,191	1,850,139

	201,377	2,500,653	278,456	3,140,333
Shares repurchased	(2,882,435)	(36,193,660)	(6,184,599)	(69,233,446)

Net decrease	(2,681,058)	$(33,693,007)	(5,906,143)	$(66,093,113)

Putnam VT Investors Fund Class IB
Shares sold	286,090	$3,561,836	1,254,178	$13,969,894
Shares issued in connection with reinvestment of distributions	63,624	766,668	82,307	918,813

	349,714	4,328,504	1,336,485	14,888,707
Shares repurchased	(1,725,600)	(21,620,837)	(2,659,952)	(29,906,145)

Net decrease	(1,375,886)	$(17,292,333)	(1,323,467)	$(15,017,438)

Putnam VT Mid Cap Value Fund Class IA
Shares sold	499,999	$9,205,478	532,503	$8,944,976
Shares issued in connection with reinvestment of distributions	388,984	6,632,183	186,861	3,114,967

	888,983	15,837,661	719,364	12,059,943
Shares repurchased	(569,871)	(10,302,407)	(771,823)	(12,829,165)

Net increase (decrease)	319,112	$5,535,254	(52,459)	$(769,222)

Putnam VT Mid Cap Value Fund Class IB
Shares sold	156,200	$2,856,216	477,274	$7,931,636
Shares issued in connection with reinvestment of distributions	181,615	3,083,823	81,752	1,357,895

	337,815	5,940,039	559,026	9,289,531
Shares repurchased	(204,602)	(3,699,531)	(355,590)	(5,962,717)

Net increase	133,213	$2,240,508	203,436	$3,326,814

Putnam VT Money Market Fund Class IA **
Shares sold	59,004,350	$59,004,350	103,443,332	$103,443,332
Shares issued in connection with reinvestment of distributions	4,969,485	4,969,485	9,815,619	9,815,619

	63,973,835	63,973,835	113,258,951	113,258,951
Shares repurchased	(57,121,459)	(57,121,459)	(119,801,301)	(119,801,301)

Net increase (decrease)	6,852,376	$6,852,376	(6,542,350)	$(6,542,350)

Putnam VT Money Market Fund Class IB **
Shares sold	41,481,177	$41,481,177	123,508,153	$123,508,153
Shares issued in connection with reinvestment of distributions	4,474,042	4,474,042	7,152,953	7,152,953

	45,955,219	45,955,219	130,661,106	130,661,106
Shares repurchased	(41,944,002)	(41,944,002)	(70,846,882)	(70,846,882)

Net increase	4,011,217	$4,011,217	59,814,224	$59,814,224

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT New Opportunities Fund Class IA
Shares sold	41,289	$872,172	97,790	$1,897,004
Shares issued in connection with reinvestment of distributions	86,228	1,781,476	113,225	2,261,102

	127,517	2,653,648	211,015	4,158,106
Shares repurchased	(7,652,655)	(162,176,787)	(16,146,731)	(311,221,581)

Net decrease	(7,525,138)	$(159,523,139)	(15,935,716)	$(307,063,475)

Putnam VT New Opportunities Fund Class IB
Shares sold	45,813	$960,991	144,167	$2,747,159
Shares issued in connection with reinvestment of distributions	—	—	—	—

	45,813	960,991	144,167	2,747,159
Shares repurchased	(836,583)	(17,493,940)	(1,518,561)	(28,951,767)

Net decrease	(790,770)	$(16,532,949)	(1,374,394)	$(26,204,608)

Putnam VT New Value Fund Class IA
Shares sold	109,531	$1,974,583	162,887	$2,821,830
Shares issued in connection with reinvestment of distributions	2,335,837	39,031,839	1,977,703	32,750,765

	2,445,368	41,006,422	2,140,590	35,572,595
Shares repurchased	(2,521,950)	(45,597,559)	(5,624,596)	(96,029,190)

Net decrease	(76,582)	$(4,591,137)	(3,484,006)	$(60,456,595)

Putnam VT New Value Fund Class IB
Shares sold	542,608	$9,733,473	1,854,849	$31,428,172
Shares issued in connection with reinvestment of distributions	1,865,078	30,978,956	1,249,910	20,598,523

	2,407,686	40,712,429	3,104,759	52,026,695
Shares repurchased	(1,110,030)	(19,943,186)	(1,473,414)	(25,086,314)

Net increase	1,297,656	$20,769,243	1,631,345	$26,940,381

Putnam VT OTC & Emerging Growth Fund Class IA
Shares sold	480,511	$3,979,073	353,002	$2,500,656
Shares issued in connection with reinvestment of distributions	—	—	—	—

	480,511	3,979,073	353,002	2,500,656
Shares repurchased	(982,715)	(7,827,823)	(2,181,550)	(15,324,655)

Net decrease	(502,204)	$(3,848,750)	(1,828,548)	$(12,823,999)

Putnam VT OTC & Emerging Growth Fund Class IB
Shares sold	172,536	$1,362,439	146,188	$1,013,827
Shares issued in connection with reinvestment of distributions	—	—	—	—

	172,536	1,362,439	146,188	1,013,827
Shares repurchased	(592,242)	(4,738,271)	(1,013,345)	(7,002,057)

Net decrease	(419,706)	$(3,375,832)	(867,157)	$(5,988,230)

Putnam VT Research Fund Class IA
Shares sold	24,262	$330,811	38,877	$480,094
Shares issued in connection with reinvestment of distributions	35,029	466,938	54,278	669,247

	59,291	797,749	93,155	1,149,341
Shares repurchased	(849,711)	(11,699,258)	(1,933,152)	(23,792,458)

Net decrease	(790,420)	$(10,901,509)	(1,839,997)	$(22,643,117)

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT Research Fund Class IB
Shares sold	17,862	$242,672	98,877	$1,210,023
Shares issued in connection with reinvestment of distributions	30,760	408,798	49,594	609,516

	48,622	651,470	148,471	1,819,539
Shares repurchased	(938,937)	(12,832,203)	(1,832,876)	(22,555,844)

Net decrease	(890,315)	$(12,180,733)	(1,684,405)	$(20,736,305)

Putnam VT Small Cap Value Fund Class IA
Shares sold	24,421	$601,289	241,664	$5,860,277
Shares issued in connection with reinvestment of distributions	1,250,550	27,949,790	1,320,927	30,724,762

	1,274,971	28,551,079	1,562,591	36,585,039
Shares repurchased	(1,673,304)	(40,099,425)	(3,911,990)	(90,527,361)

Net decrease	(398,333)	$(11,548,346)	(2,349,399)	$(53,942,322)

Putnam VT Small Cap Value Fund Class IB
Shares sold	3,124,200	$74,953,837	8,074,674	$185,787,275
Shares issued in connection with reinvestment of distributions	3,985,929	88,368,060	2,707,321	62,512,054

	7,110,129	163,321,897	10,781,995	248,299,329
Shares repurchased	(2,991,457)	(70,519,187)	(4,949,897)	(114,142,169)
Redemptions in kind	(14,003,072)	(322,910,848)	—	—

Net increase (decrease)	(9,884,400)	$(230,108,138)	5,832,098	$134,157,160

Putnam VT Utilities Growth and Income Fund Class IA
Shares sold	272,557	$5,225,149	91,299	$1,470,680
Shares issued in connection with reinvestment of distributions	336,085	6,348,642	697,985	9,883,463

	608,642	11,573,791	789,284	11,354,143
Shares repurchased	(1,834,196)	(34,569,355)	(4,942,438)	(75,223,509)

Net decrease	(1,225,554)	$(22,995,564)	(4,153,154)	$(63,869,366)

Putnam VT Utilities Growth and Income Fund Class IB
Shares sold	83,073	$1,594,752	152,814	$2,342,011
Shares issued in connection with reinvestment of distributions	57,689	1,086,867	123,233	1,741,276

	140,762	2,681,619	276,047	4,083,287
Shares repurchased	(361,502)	(6,752,211)	(857,625)	(13,065,073)

Net decrease	(220,740)	$(4,070,592)	(581,578)	$(8,981,786)

Putnam VT Vista Fund Class IA
Shares sold	11,661	$182,482	109,445	$1,631,049
Shares issued in connection with reinvestment of distributions	—	—	—	—

	11,661	182,482	109,445	1,631,049
Shares repurchased	(2,024,871)	(31,641,652)	(4,310,794)	(62,494,981)

Net decrease	(2,013,210)	$(31,459,170)	(4,201,349)	$(60,863,932)

Putnam VT Vista Fund Class IB
Shares sold	83,842	$1,288,078	533,654	$7,755,854
Shares issued in connection with reinvestment of distributions	—	—	—	—

	83,842	1,288,078	533,654	7,755,854
Shares repurchased	(1,923,162)	(29,536,716)	(3,041,379)	(43,359,171)

Net decrease	(1,839,320)	$(28,248,638)	(2,507,725)	$(35,603,317)

	Six months ended June 30		Year ended December 31
		2007		2006

	Shares	Amount	Shares	Amount

Putnam VT Voyager Fund Class IA
Shares sold	15,571	$482,619	30,396	$863,222
Shares issued in connection with reinvestment of distributions	14,666	441,006	209,980	6,162,899

	30,237	923,625	240,376	7,026,121
Shares repurchased	(6,715,651)	(208,551,480)	(15,385,993)	(439,785,997)

Net decrease	(6,685,414)	$(207,627,855)	(15,145,617)	$(432,759,876)

Putnam VT Voyager Fund Class IB
Shares sold	89,231	$2,753,693	319,480	$9,074,441
Shares issued in connection with reinvestment of distributions	—	—	17,480	510,932

	89,231	2,753,693	336,960	9,585,373
Shares repurchased	(1,708,781)	(52,791,636)	(3,316,551)	(94,456,576)

Net decrease	(1,619,550)	$(50,037,943)	(2,979,591)	$(84,871,203)

** Putnam VT Money Market Fund’s transactions in capital shares were at a constant net asset value of $1.00 per share.

NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

Each fund of the Trust may invest in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by each fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by that fund in Putnam Prime Money Market Fund. For the six months ended June 30, 2007, the table below identifies, for each fund that invested in Putnam Prime Money Market Fund, the amount by which that fund’s management fee was reduced in relation to that fund’s investment in Putnam Prime Money Market Fund. In addition, the table also identifies the income distributions earned, if any, by each fund for that fund’s investment in Putnam Prime Money Market Fund. Income distributions are recorded as income in the Statement of operations.

	Income
	distributions	Management
Fund Name	earned	fee waived

Putnam VT American Government
Income Fund	$27,577	$383
Putnam VT Capital Appreciation Fund	7,925	117
Putnam VT Capital Opportunities Fund	8,582	137
Putnam VT Discovery Growth Fund	20,114	332
Putnam VT Diversified Income Fund	1,485,712	24,062
Putnam VT Equity Income Fund	36,078	575
Putnam VT The George Putnam Fund
of Boston	749,583	11,712
Putnam VT Global Asset Allocation Fund	839,003	13,547
Putnam VT Global Equity Fund	103,628	1,700
Putnam VT Growth and Income Fund	254,706	4,272
Putnam VT Growth Opportunities Fund	3,042	62
Putnam VT Health Sciences Fund	18,678	329
Putnam VT High Yield Fund	683,806	11,001
Putnam VT Income Fund	1,466,697	23,531
Putnam VT International Equity Fund	799,357	13,309
Putnam VT International Growth
and Income Fund	38,150	638
Putnam VT International New
Opportunities Fund	45,379	725
Putnam VT Investors Fund	4,561	84
Putnam VT Mid Cap Value Fund	67,517	1,098
Putnam VT Money Market Fund	342,924	5,714
Putnam VT New Opportunities Fund	125,621	1,593
Putnam VT New Value Fund	48,681	816
Putnam VT OTC & Emerging
Growth Fund	57,482	1,053
Putnam VT Research Fund	28,691	729
Putnam VT Small Cap Value Fund	284,777	4,541
Putnam VT Utilities Growth
and Income Fund	140,497	2,342
Putnam VT Vista Fund	91,747	1,490
Putnam VT Voyager Fund	93,865	1,466

During the six months ended June 30, 2007, each fund’s cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund were as follows:

		Proceeds
Fund Name	Cost of Purchases	of Sales

Putnam VT American Government
Income Fund	$7,649,512	$7,649,512
Putnam VT Capital Appreciation Fund	4,407,677	4,828,817
Putnam VT Capital Opportunities Fund	6,781,956	6,717,684
Putnam VT Discovery Growth Fund	7,806,678	7,309,466
Putnam VT Diversified Income Fund	94,044,559	87,712,426
Putnam VT Equity Income Fund	18,776,653	22,188,266
Putnam VT The George Putnam Fund
of Boston	174,750,667	133,224,190
Putnam VT Global Asset
Allocation Fund	136,899,312	112,130,986
Putnam VT Global Equity Fund	102,050,015	97,250,481
Putnam VT Growth and Income Fund	219,244,725	231,994,450
Putnam VT Growth Opportunities Fund	5,361,595	5,371,395
Putnam VT Health Sciences Fund	16,246,217	15,592,300
Putnam VT High Yield Fund	100,596,967	98,659,826
Putnam VT Income Fund	319,252,021	204,406,453
Putnam VT International Equity Fund	173,436,470	163,602,906
Putnam VT International Growth
and Income Fund	73,760,651	73,109,273
Putnam VT International
New Opportunities Fund	51,421,877	50,542,257
Putnam VT Investors Fund	10,431,178	10,842,203
Putnam VT Mid Cap Value Fund	22,948,042	20,822,346
Putnam VT Money Market Fund	113,894,408	114,753,209
Putnam VT New Opportunities Fund	106,250,510	106,250,510
Putnam VT New Value Fund	57,815,396	57,889,789
Putnam VT OTC & Emerging
Growth Fund	24,327,573	21,395,685
Putnam VT Research Fund	17,732,104	19,077,614
Putnam VT Small Cap Value Fund	87,479,274	93,483,018
Putnam VT Utilities Growth
and Income Fund	151,100,346	160,273,781
Putnam VT Vista Fund	74,696,103	78,398,717
Putnam VT Voyager Fund	101,608,133	124,828,694

NOTE 6

SENIOR LOAN COMMITMENTS

During the six months ended June 30, 2007, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund and Putnam VT High Yield Fund invested in senior loans, which are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7

UNFUNDED LOAN COMMITMENTS

As of June 30, 2007, Putnam VT Diversified Income Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Hub International, Ltd.	$23,791
IASIS Healthcare, LLC/IASIS Capital Corp.	20,350
Meg Energy Corp.	75,000
NRG	135,000
Univision Communications, Inc.	24,463

Total	$278,604

NOTE 8

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the funds.

NOTE 9

NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. Upon adoption, the Interpretation did not have a material effect on the funds’ financial statements. However, the conclusions regarding the Interpretation may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Standard”). The Standard defines fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Standard applies to fair value measurements already required or permitted by existing standards. The Standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Putnam Management is currently evaluating what impact the adoption of the Standard will have on the funds’ financial statements.

PUTNAM VARIABLE TRUST
Shareholder Meeting Results
(Unaudited)

May 15, 2007 meeting

A proposal to approve a new management contract between each fund and Putnam Investment Management, LLC was approved as follows:

Fund Name	Votes for	Votes against	Abstentions

Putnam VT American Government Income Fund	11,515,824	384,613	799,415
Putnam VT Capital Appreciation Fund	4,897,427	172,312	162,494
Putnam VT Capital Opportunities Fund	2,069,005	87,582	64,049
Putnam VT Discovery Growth Fund	4,761,993	220,866	199,149
Putnam VT Diversified Income Fund	48,872,043	1,439,397	2,331,969
Putnam VT Equity Income Fund	11,851,236	340,816	414,767
Putnam VT The George Putnam Fund of Boston	43,977,301	1,613,563	2,097,004
Putnam VT Global Asset Allocation Fund	22,106,210	649,803	846,331
Putnam VT Global Equity Fund	39,164,474	1,680,360	1,869,477
Putnam VT Growth and Income Fund	121,999,366	4,857,505	5,545,814
Putnam VT Growth Opportunities Fund	8,660,122	388,807	299,322
Putnam VT Health Sciences Fund	16,911,908	697,342	695,474
Putnam VT High Yield Fund	63,682,960	3,589,468	2,671,851
Putnam VT Income Fund	52,255,826	1,777,715	2,316,089
Putnam VT International Equity Fund	53,349,091	1,991,534	2,200,466
Putnam VT International Growth and Income Fund	21,090,307	671,333	974,745
Putnam VT International New Opportunities Fund	14,003,437	614,204	742,199
Putnam VT Investors Fund	36,408,094	1,366,182	1,524,246
Putnam VT Mid Cap Value Fund	4,773,079	182,830	199,947
Putnam VT Money Market Fund	358,618,161	12,382,809	16,507,742
Putnam VT New Opportunities Fund	55,548,335	2,873,530	2,463,692
Putnam VT New Value Fund	32,949,869	1,341,003	1,311,680
Putnam VT OTC & Emerging Growth Fund	9,243,401	578,497	287,364
Putnam VT Research Fund	12,154,105	458,154	469,395
Putnam VT Small Cap Value Fund	28,914,909	1,511,529	1,459,368
Putnam VT Utilities Growth and Income Fund	19,438,358	649,469	889,055
Putnam VT Vista Fund	24,804,994	1,171,147	1,068,879
Putnam VT Voyager Fund	52,970,951	2,485,741	2,365,671

All tabulations are rounded to the nearest whole number.

PUTNAM VARIABLE TRUST
Brokerage Commissions
June 30, 2007 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam’s groupings of funds and these groups’ largest relationships based upon brokerage commissions for the 12 months ended June 30, 2007.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Goldman Sachs, Citigroup Global Markets, Morgan Stanley Dean Witter, Merrill Lynch, and Bank of America London. Commissions paid to these firms together represented approximately 57% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 26% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, CIBC World Markets, Credit Suisse First Boston, Deutsche Bank Securities, Dresdner Kleinwort Wasserstein, Lehman Brothers, RBC Capital Markets, S.G. Cowen Securities Corp., UBS Warburg, and Wachovia Securities.

INTERNATIONAL GROUP

Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) Credit Suisse First Boston, Goldman Sachs, Citigroup Global Markets, UBS Warburg, and Merrill Lynch. Commissions paid to these firms together represented approximately 54% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 31% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO, Deutsche Bank Securities, Dresdner Kleinwort Wasserstein, Handelsbanken, HSBCS Inc., JP Morgan Clearing, Lehman Brothers, Macquarie, Morgan Stanley Dean Witter, and Sanford Bernstein.

LARGE-CAP GROWTH GROUP

Putnam Growth Opportunities Fund, Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Goldman Sachs, Merrill Lynch, Citigroup Global Markets, UBS Warburg, and Morgan Stanley Dean Witter. Commissions paid to these firms together represented approximately 47% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Credit Suisse First Boston, Deutsche Bank Securities, JP Morgan Clearing, Lehman Brothers, Pipeline, RBC Capital Markets, Sanford Bernstein, Thomas Weisel Partners, and Wachovia Securities.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Merrill Lynch, Goldman Sachs, UBS Warburg, Morgan Stanley Dean Witter, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 48% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Credit Suisse First Boston, Deutsche Bank Securities, JP Morgan Clearing, Lazard Freres, Lehman Brothers, Pipeline, RBC Capital Markets, Sanford Bernstein, and Wachovia Securities.

PUTNAM VARIABLE TRUST
Brokerage Commissions (Continued)
June 30, 2007 (Unaudited)

RESEARCH GROUP

Putnam Global Natural Resources Fund, Putnam Health Sciences Trust, Putnam Research Fund, Putnam Utilities Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Research Fund, and Putnam VT Utilities Growth and Income Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Merrill Lynch, Goldman Sachs, Citigroup Global Markets, Credit Suisse First Boston, and UBS Warburg. Commissions paid to these firms together represented approximately 52% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 32% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Deutsche Bank Securities, HSBCS Inc., JP Morgan Clearing, Lazard Freres, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, Thomas Weisel Partners, and Wachovia Securities.

U.S. CORE GROUP

Putnam Capital Appreciation Fund, Putnam Investors Fund, Putnam Tax Smart Equity Fund, Putnam VT Capital Appreciation Fund, and Putnam VT Investors Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Core group are (in descending order) Merrill Lynch, Goldman Sachs, UBS Warburg, Morgan Stanley Dean Witter, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 47% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Credit Suisse First Boston, Deutsche Bank Securities, Lazard Freres, Lehman Brothers, Raymond James, RBC Capital Markets, Sanford Bernstein, Thomas Weisel Partners, and Wachovia Securities.

U.S. SMALL- AND MID-CAP GROUP

Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap Core group are (in descending order) Citigroup Global Markets, Merrill Lynch, Goldman Sachs, Credit Suisse First Boston, and Bear Stearns & Company. Commissions paid to these firms together represented approximately 39% of the total brokerage commissions paid for the 12 months ended June 30, 2007.

Commissions paid to the next 10 firms together represented approximately 38% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) CIBC World Markets, Deutsche Bank Securities, JP Morgan Clearing, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, S.G. Cowen Securities, Thomas Weisel Partners, UBS Warburg, and Wachovia Securities.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

Putnam Variable Trust

FUND INFORMATION

Investment Manager	Custodian
Putnam Investment Management, LLC	State Street Bank and Trust Company
One Post Office Square	Legal Counsel
Boston, MA 02109	Ropes & Gray LLP
Investment Sub-Manager	Trustees
Putnam Investments Limited	John A. Hill, Chairman
57-59 St. James’s Street	Jameson Adkins Baxter, Vice Chairman
London, England SW1A 1LD	Charles B. Curtis
Not applicable to all funds.	Robert J. Darretta
Marketing Services	Myra R. Drucker
Putnam Retail Management	Charles E. Haldeman, Jr.
One Post Office Square	Paul L. Joskow
Boston, MA 02109	Elizabeth T. Kennan
Investor Servicing Agent	Kenneth R. Leibler
Putnam Investor Services	Robert E. Patterson
Mailing address:	George Putnam, III
P.O. Box 8383	W. Thomas Stephens
Boston, MA 02266-8383	Richard B. Worley
1-800-225-1581

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust’s policies, charges, and other matters of interest for the prospective investor.

The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT # 269

SA505 245971 8/07

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management
Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 29, 2007

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 29, 2007